UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders

Fidelity's
Broadly Diversified International Equity
Funds

Fidelity® Diversified International Fund

Fidelity International Capital Appreciation Fund
(formerly Fidelity Aggressive International Fund)

Fidelity Overseas Fund

Fidelity Worldwide Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Diversified International Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
	<Click Here>	Report of Independent Registered Public Accounting Firm
International Capital Appreciation Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Overseas Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Worldwide Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Diversified International

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Diversified International	1.02%
Actual		$ 1,000.00	$ 971.00	$ 4.98
Hypothetical A		$ 1,000.00	$ 1,019.74	$ 5.11
Class K	.77%
Actual		$ 1,000.00	$ 972.50	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Diversified International

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United Kingdom	17.3%
Japan	15.4%
Switzerland	11.3%
United States of America	8.6%
Germany	7.9%
France	7.7%
Canada	6.4%
Spain	4.0%
Italy	2.9%
Other	18.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom	15.6%
Switzerland	12.7%
United States of America	12.2%
Japan	10.6%
Germany	9.7%
France	7.1%
Canada	6.9%
Spain	3.9%
Australia	3.1%
Other	18.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.2	94.1
Short-Term Investments and Net Other Assets	2.8	5.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.4	2.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	1.7
Telefonica SA (Spain, Diversified Telecommunication Services)	1.9	2.0
E.ON AG (Germany, Electric Utilities)	1.6	2.2
Toyota Motor Corp. sponsored ADR (Japan, Automobiles)	1.6	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.8
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.4	1.7
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.3	1.3
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.2	0.6
Anheuser-Busch InBev NV (Belgium, Beverages)	1.2	0.8
	16.0
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	17.3
Consumer Staples	11.2	13.8
Health Care	10.7	13.3
Industrials	10.8	11.1
Consumer Discretionary	10.5	6.9
Information Technology	9.8	7.4
Energy	9.5	7.7
Materials	7.4	5.5
Telecommunication Services	6.7	5.8
Utilities	4.0	5.2

Semiannual Report

Diversified International

Investments April 30, 2009

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 2.8%
AMP Ltd.	9,120,417	$ 34,417,253
BHP Billiton Ltd. sponsored ADR (d)	5,901,000	284,074,140
Brambles Ltd.	4,000,000	17,217,728
Computershare Ltd.	2,000,000	13,291,388
CSL Ltd.	10,100,000	252,770,498
Newcrest Mining Ltd.	2,500,000	54,423,435
QBE Insurance Group Ltd.	7,578,885	120,076,133
TOTAL AUSTRALIA		776,270,575
Belgium - 1.2%
Anheuser-Busch InBev NV (d)	10,332,600	316,219,878
Anheuser-Busch InBev NV (strip VVPR) (a)	5,339,200	13,955
TOTAL BELGIUM		316,233,833
Bermuda - 0.6%
Clear Media Ltd. (a)	22,325,000	6,733,395
Covidien Ltd.	1,950,000	64,311,000
Huabao International Holdings Ltd.	21,290,000	15,048,901
Seadrill Ltd.	8,625,000	92,038,617
TOTAL BERMUDA		178,131,913
Brazil - 0.9%
BR Malls Participacoes SA (a)	3,161,900	23,682,262
Itau Unibanco Banco Multiplo SA ADR	4,900,000	67,277,000
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,300,000	43,641,000
Redecard SA	2,710,600	34,146,656
Vivo Participacoes SA sponsored ADR	5,000,000	79,800,000
TOTAL BRAZIL		248,546,918
Canada - 6.4%
Agnico-Eagle Mines Ltd. (Canada)	896,500	39,631,573
Barrick Gold Corp.	1,286,600	37,252,906
Canadian Imperial Bank of Commerce	550,000	24,691,808
Canadian Natural Resources Ltd.	5,700,000	262,775,613
Canadian Pacific Railway Ltd.	2,900,000	103,775,403
EnCana Corp.	4,500,000	206,247,643
Flint Energy Services Ltd. (a)	1,000,000	5,631,678
Niko Resources Ltd. (e)	3,885,100	196,623,666
Open Text Corp. (a)	750,000	24,701,446
OZ Optics Ltd. unit (a)(f)	102,000	481,440
Petro-Canada	500,000	15,780,432
Petrobank Energy & Resources Ltd. (a)(e)	5,475,000	117,690,132
Research In Motion Ltd. (a)	2,900,000	201,550,012
Rogers Communications, Inc. Class B (non-vtg.)	2,250,000	55,285,984
Royal Bank of Canada	700,000	24,814,582
Shoppers Drug Mart Corp.	600,000	21,697,046
Silver Wheaton Corp. (a)	4,408,000	33,801,131
Sun Life Financial, Inc.	1,200,000	28,057,825
Suncor Energy, Inc.	8,400,000	211,399,120
Toronto-Dominion Bank	600,000	23,683,218
Trican Well Service Ltd. (e)	7,425,000	57,184,790

	Shares	Value
Ultra Petroleum Corp. (a)	1,000,000	$ 42,800,000
Westernzagros Resources Ltd. (a)	7,000,000	4,634,402
Yamana Gold, Inc.	2,945,900	23,108,003
TOTAL CANADA		1,763,299,853
Cayman Islands - 0.0%
China Medical Technologies, Inc. sponsored ADR	300,000	5,862,000
China - 0.2%
China Coal Energy Co. Ltd. (H Shares)	20,000,000	17,069,033
China Shenhua Energy Co. Ltd. (H Shares)	10,000,000	27,648,178
Focus Media Holding Ltd. ADR (a)(d)	2,300,000	14,490,000
Global Bio-Chem Technology Group Co. Ltd.	36,981,600	5,020,510
TOTAL CHINA		64,227,721
Denmark - 1.2%
Carlsberg AS Series B (d)	1,589,433	76,415,424
Genmab AS (a)	750,000	28,904,151
Novo Nordisk AS Series B	3,346,800	159,235,136
Vestas Wind Systems AS (a)(f)	845,000	55,756,012
TOTAL DENMARK		320,310,723
Finland - 0.4%
Nokia Corp. sponsored ADR	6,900,000	97,566,000
Nokian Tyres PLC	800,000	12,630,287
TOTAL FINLAND		110,196,287
France - 7.7%
Accor SA	1,150,000	48,645,472
Alstom SA	1,562,270	97,362,172
AXA SA sponsored ADR (d)	9,000,000	154,620,000
BNP Paribas SA	2,264,876	119,200,184
Bouygues SA (d)	2,600,000	110,886,235
Cap Gemini SA (d)	6,300,000	235,433,091
Carrefour SA (d)	1,000,000	40,536,253
CNP Assurances (d)	400,000	31,529,883
Credit Agricole SA	82,000	1,198,649
Danone	599,550	28,511,029
Dassault Aviation SA (d)	36,265	14,682,014
Electricite de France	850,000	39,362,229
Essilor International SA	2,100,000	90,452,954
Financiere Marc de Lacharriere SA (Fimalac)	1,350,000	63,991,716
GDF Suez (d)	3,239,000	115,560,206
L'Air Liquide SA	14,500	1,179,532
LVMH Moet Hennessy - Louis Vuitton	900,000	67,930,917
Neopost SA	600,000	50,795,910
Nexans SA	500,406	23,177,302
Pernod Ricard SA	2,350,000	138,770,858
Pernod Ricard SA rights 4/29/09 (a)	2,350,000	10,030,278
PPR SA (d)	2,300,000	176,163,251
Renault SA	1,028,200	32,960,221
Common Stocks - continued
	Shares	Value
France - continued
Sanofi-Aventis (d)	1,150,000	$ 66,055,290
Schneider Electric SA (d)	500,000	38,039,149
Societe Generale Series A	1,534,100	78,384,842
Total SA Series B	3,545,300	177,344,818
Vallourec SA	14,900	1,628,163
Vivendi (d)	2,500,000	67,204,844
TOTAL FRANCE		2,121,637,462
Germany - 7.7%
adidas AG (d)	2,150,000	80,416,062
Allianz AG sponsored ADR (d)	16,000,000	144,960,000
BASF AG (d)	1,922,500	71,781,297
Bayer AG (d)	2,520,860	123,904,413
Bayerische Motoren Werke AG (BMW)	1,522,600	52,233,586
Daimler AG (Reg.)	1,018,000	36,344,009
Deutsche Bank AG	30,100	1,578,171
Deutsche Boerse AG	760,400	55,649,959
E.ON AG (d)	13,266,740	444,546,250
Fresenius Medical Care AG & Co. KGaA (d)	2,182,700	84,862,482
Fresenius SE (d)	3,000,000	122,950,988
GEA Group AG	4,500,000	58,574,227
GFK AG	1,600,000	37,136,217
K&S AG	10,350	616,117
Linde AG	2,715,100	214,069,043
Munich Re Group (Reg.) (d)	1,500,000	205,107,810
RWE AG (d)	1,190,000	84,897,474
SAP AG	500,000	19,044,758
Siemens AG:
(Reg.)	27,000	1,807,189
sponsored ADR (d)	3,700,300	247,661,079
Volkswagen AG	100,000	31,264,418
TOTAL GERMANY		2,119,405,549
Hong Kong - 0.9%
China Mobile (Hong Kong) Ltd. sponsored ADR	1,350,000	58,266,000
China Unicom (Hong Kong) Ltd. sponsored ADR	1,750,000	20,247,500
Esprit Holdings Ltd.	7,000,000	42,890,732
Hong Kong Exchange & Clearing Ltd.	2,000,000	23,036,762
Hutchison Whampoa Ltd.	10,000,000	58,899,658
Li & Fung Ltd.	5,000,000	14,047,066
Sun Hung Kai Properties Ltd.	3,000,000	31,013,267
TOTAL HONG KONG		248,400,985
India - 2.0%
Bharti Airtel Ltd. (a)	5,100,000	77,728,879
HDFC Bank Ltd.	400,000	8,923,456
Infosys Technologies Ltd.	5,800,000	177,463,830
Reliance Industries Ltd.	4,500,000	164,933,016
Satyam Computer Services Ltd.	18,000,000	17,050,769

	Shares	Value
State Bank of India	4,000,000	$ 103,877,211
Union Bank of India	1,500,000	4,989,948
TOTAL INDIA		554,967,109
Indonesia - 0.2%
PT Indosat Tbk sponsored ADR	1,198,644	31,224,676
PT Perusahaan Gas Negara Tbk Series B	130,000,000	31,811,884
TOTAL INDONESIA		63,036,560
Ireland - 1.2%
CRH PLC	5,808,713	150,969,472
Ryanair Holdings PLC sponsored ADR (a)(d)	6,225,000	170,253,750
TOTAL IRELAND		321,223,222
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,600,000	70,224,000
Italy - 2.7%
A2A SpA	10,000,000	16,432,531
ENI SpA	47,800	1,025,475
ENI SpA sponsored ADR	5,200,000	221,988,000
Fiat SpA	26,357,100	257,608,849
Finmeccanica SpA	110,500	1,556,220
Impregilo SpA	8,000,000	22,642,277
Intesa Sanpaolo SpA	34,486,700	109,840,695
Prysmian SpA	2,000,000	24,312,191
UniCredit SpA	31,000,000	75,464,175
TOTAL ITALY		730,870,413
Japan - 15.4%
Canon, Inc. sponsored ADR (d)	7,150,000	216,001,500
Daiichi Sankyo Kabushiki Kaisha	3,093,600	51,741,012
Daiwa Securities Group, Inc.	6,000,000	31,441,064
Denso Corp.	5,875,900	138,934,842
East Japan Railway Co.	1,350,000	76,090,893
FamilyMart Co. Ltd.	2,000,000	55,048,866
Fanuc Ltd.	1,700,000	122,706,887
Fast Retailing Co. Ltd.	400,000	42,050,296
Honda Motor Co. Ltd.	5,000,000	146,571,804
Hoya Corp.	1,999,500	34,696,540
Ibiden Co. Ltd.	1,000,000	29,249,992
Japan Tobacco, Inc.	35,575	89,401,033
JSR Corp.	4,000,000	48,749,955
Kao Corp.	1,300,000	24,320,357
Keyence Corp.	880,000	155,444,310
Konica Minolta Holdings, Inc.	6,500,000	53,707,181
Kubota Corp.	8,000,000	48,095,662
Kyocera Corp.	813,700	63,211,562
Mitsubishi Corp.	8,500,000	130,843,512
Mitsubishi Estate Co. Ltd.	3,500,000	45,760,624
Mitsubishi UFJ Financial Group, Inc.	62,250,000	339,651,631
Mitsui & Co. Ltd.	12,250,000	129,963,332
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui Fudosan Co. Ltd.	2,500,000	$ 31,464,129
Murata Manufacturing Co. Ltd.	2,480,800	100,568,902
NGK Insulators Ltd.	5,500,000	84,370,813
Nikon Corp.	4,300,000	57,003,417
Nintendo Co. Ltd.	280,000	75,375,999
Nippon Telegraph & Telephone Corp.	1,600,000	60,304,089
Nitto Denko Corp.	2,570,100	59,875,034
Nomura Holdings, Inc.	18,000,000	108,649,481
NTT DoCoMo, Inc.	30,000	41,872,298
Omron Corp.	2,382,000	35,610,705
Promise Co. Ltd.	1,500,000	19,825,655
Rakuten, Inc.	85,000	43,254,274
Ricoh Co. Ltd.	4,000,000	49,468,043
ROHM Co. Ltd.	1,451,100	89,016,439
Sankyo Co. Ltd. (Gunma)	1,100,000	55,814,849
Seven & i Holdings Co., Ltd.	4,500,000	101,710,638
Sharp Corp.	5,894,000	62,077,990
Shin-Etsu Chemical Co., Ltd.	500,000	24,307,557
Sony Corp. sponsored ADR	2,000,000	51,720,000
Sony Financial Holdings, Inc.	38,379	120,779,610
Sumitomo Corp.	5,000,000	43,533,691
Sumitomo Metal Industries Ltd.	12,500,000	29,289,084
Sumitomo Mitsui Financial Group, Inc.	4,500,000	156,104,860
TDK Corp.	1,476,700	67,361,813
THK Co. Ltd.	5,000,000	69,360,942
Tokai Carbon Co. Ltd.	6,000,000	26,913,974
Tokyo Electron Ltd.	900,000	41,167,065
Toyota Motor Corp. sponsored ADR (d)	5,400,000	427,464,000
Yahoo! Japan Corp. (d)	100,000	24,969,756
TOTAL JAPAN		4,232,917,962
Korea (South) - 1.3%
Amorepacific Corp.	139,531	74,678,600
LG Household & Health Care Ltd.	200,000	27,621,297
NHN Corp. (a)	1,000,000	121,674,552
Samsung Electronics Co. Ltd.	280,000	129,702,724
TOTAL KOREA (SOUTH)		353,677,173
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A	1,750,000	41,265,000
SES SA FDR (France) unit	5,630,000	101,604,441
TOTAL LUXEMBOURG		142,869,441
Malaysia - 0.1%
DiGi.com Bhd	6,500,000	40,716,292
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	2,925,000	96,086,250
Grupo Televisa SA de CV (CPO) sponsored ADR	3,700,000	57,276,000
TOTAL MEXICO		153,362,250

	Shares	Value
Netherlands - 0.8%
Akzo Nobel NV	755,800	$ 31,599,316
Gemalto NV (a)	1,700,000	53,514,277
Koninklijke KPN NV	8,702,900	104,601,299
Unilever NV (Certificaten Van Aandelen)	2,000,000	39,564,359
TOTAL NETHERLANDS		229,279,251
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	2,890,200	141,590,898
Norway - 0.6%
DnB Nor ASA	6,475,200	40,297,133
Pronova BioPharma ASA (a)	13,141,107	32,959,719
Telenor ASA	13,000,000	80,835,986
TOTAL NORWAY		154,092,838
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	66,000,000	143,965,800
Russia - 0.0%
Lukoil Oil Co. sponsored ADR	17,000	750,040
South Africa - 0.7%
Impala Platinum Holdings Ltd.	7,000,000	133,788,744
MTN Group Ltd.	4,500,000	58,441,606
TOTAL SOUTH AFRICA		192,230,350
Spain - 4.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	2,641,935	28,585,737
Banco Santander SA	150,000	1,425,149
Banco Santander SA sponsored ADR (d)	9,700,000	88,755,000
Enagas SA	5,000,649	86,917,637
Grupo Acciona SA	290,000	29,641,546
Grupo Ferrovial SA	2,300,000	66,677,924
Iberdrola SA	7,000,000	55,109,106
Inditex SA	3,400,000	144,930,011
Red Electrica Corporacion SA	1,700,000	71,130,510
Repsol YPF SA	13,200	250,835
Telefonica SA	27,546,700	521,765,288
TOTAL SPAIN		1,095,188,743
Sweden - 0.4%
Assa Abloy AB (B Shares)	2,499,600	29,423,234
Svenska Cellulosa AB (SCA) (B Shares) (d)	2,867,000	27,638,452
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	4,700,000	40,091,000
TOTAL SWEDEN		97,152,686
Switzerland - 11.3%
ABB Ltd. (Reg.)	4,155,221	58,807,271
Actelion Ltd. (Reg.) (a)	4,327,040	197,086,710
Alcon, Inc.	1,400,000	128,814,000
ARYZTA AG (a)	2,000,000	57,911,490
Common Stocks - continued
	Shares	Value
Switzerland - continued
Compagnie Financiere Richemont Series A	50,000	$ 894,845
Credit Suisse Group (Reg.)	1,500,000	57,421,548
Geberit AG (Reg.)	8,500	905,651
Julius Baer Holding Ltd.	923,741	30,295,073
Kuehne & Nagel International AG	1,200,000	90,165,474
Lonza Group AG	613,900	56,303,252
Nestle SA (Reg.)	20,121,121	655,710,425
Nobel Biocare Holding AG (Switzerland)	1,600,000	32,609,363
Novartis AG:
(Reg.)	22,805	862,904
sponsored ADR	4,350,000	164,908,500
Roche Holding AG (participation certificate)	3,312,277	417,582,054
Schindler Holding AG (Reg.)	1,300,000	67,198,980
SGS Societe Generale de Surveillance Holding SA (Reg.)	132,800	148,885,125
Sonova Holding AG	2,300,000	148,786,318
Sulzer AG (Reg.)	885,300	48,103,813
Swiss Reinsurance Co. (Reg.)	28,500	676,330
Syngenta AG:
sponsored ADR	3,000,000	127,950,000
(Switzerland)	7,420	1,583,683
Tecan Group AG (e)	1,100,000	34,930,201
Transocean Ltd. (a)	1,400,000	94,472,000
UBS AG (NY Shares)	15,000,000	204,600,000
Zurich Financial Services AG (Reg.)	1,502,143	279,070,670
TOTAL SWITZERLAND		3,106,535,680
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	30,000,000	86,581,007
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,000,000	84,560,000
TOTAL TAIWAN		171,141,007
United Kingdom - 17.3%
Aberdeen Asset Management PLC	11,000,000	21,323,818
AstraZeneca PLC (United Kingdom)	4,800,000	168,011,052
BAE Systems PLC	5,652,600	29,722,968
Barclays PLC	12,900,000	52,355,606
Bellway PLC	2,450,000	25,801,854
BG Group PLC	7,657,000	122,220,174
BHP Billiton PLC	4,093,000	84,918,373
Bovis Homes Group PLC (e)	7,250,000	49,080,936
BP PLC sponsored ADR	4,003,300	169,980,118
British American Tobacco PLC:
(United Kingdom)	1,344,200	32,405,702
sponsored ADR	4,830,000	234,834,600
British Land Co. PLC	6,468,000	40,797,441
Cadbury PLC	9,000,000	67,270,819
Capita Group PLC	23,500,451	236,858,081
Centrica PLC	3,437,500	11,488,506

	Shares	Value
easyJet PLC (a)(e)	29,000,000	$ 134,765,321
Experian PLC	16,500,000	108,606,090
HSBC Holdings PLC:
(United Kingdom) (Reg.)	345,271	2,454,461
sponsored ADR (d)	10,050,000	357,780,000
Imperial Tobacco Group PLC	5,696,600	129,926,274
Inchcape PLC (d)	121,790,000	28,241,383
Informa PLC (e)	27,000,000	117,965,087
International Power PLC	22,504,800	82,212,545
Johnson Matthey PLC	1,000,000	17,652,031
Kingfisher PLC	15,000,000	40,817,990
Man Group PLC	40,300,000	148,903,514
Marks & Spencer Group PLC	5,000,000	24,761,985
Misys PLC	15,000,355	30,604,504
National Grid PLC	8,000,000	66,442,685
NEXT PLC	1,500,000	35,864,068
Pearson PLC	7,000,000	72,203,452
Persimmon PLC (d)	4,200,000	23,417,602
Prudential PLC	15,300,000	87,906,512
Reckitt Benckiser Group PLC	9,540,500	374,373,583
Redrow PLC	4,650,000	13,690,327
Rio Tinto PLC:
(Reg.)	59,500	2,416,660
sponsored ADR (d)	1,000,000	162,950,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	161,000	3,705,258
Class A sponsored ADR	1,900,000	86,792,000
Class B ADR	2,150,000	97,825,000
SSL International PLC	1,500,000	10,512,450
Standard Chartered PLC (United Kingdom)	10,129,600	156,639,105
Tesco PLC	59,000,000	292,224,983
Vodafone Group PLC	725,000	1,332,029
Vodafone Group PLC sponsored ADR	29,000,000	532,150,000
Wolseley PLC	2,027,000	36,340,216
WPP PLC	10,000,000	68,393,760
Xstrata PLC	7,500,000	66,096,406
TOTAL UNITED KINGDOM		4,763,037,329
United States of America - 5.8%
Allergan, Inc.	3,350,000	156,311,000
American Capital Ltd.	1,937,926	5,988,191
AMETEK, Inc.	900,000	28,989,000
Bank of New York Mellon Corp.	1,977,700	50,391,796
Baxter International, Inc.	550,000	26,675,000
C.R. Bard, Inc.	900,000	64,467,000
Coach, Inc.	2,512,500	61,556,250
Cummins, Inc.	1,100,000	37,400,000
Danaher Corp.	450,000	26,298,000
Express Scripts, Inc. (a)	650,000	41,580,500
Goldman Sachs Group, Inc.	1,178,000	151,373,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Google, Inc. Class A (sub. vtg.) (a)	306,800	$ 121,483,596
Henry Schein, Inc. (a)	900,000	36,936,000
JPMorgan Chase & Co.	4,434,900	146,351,700
Medco Health Solutions, Inc. (a)	800,000	34,840,000
Morgan Stanley	3,290,400	77,785,056
Newmont Mining Corp.	1,000,000	40,240,000
Philip Morris International, Inc.	4,000,000	144,800,000
PNC Financial Services Group, Inc.	992,600	39,406,220
Synthes, Inc.	1,129,968	114,295,871
Titanium Metals Corp. (d)	2,000,000	13,580,000
Visa, Inc.	1,800,000	116,928,000
Wells Fargo & Co.	2,531,180	50,648,912
TOTAL UNITED STATES OF AMERICA		1,588,325,092
TOTAL COMMON STOCKS (Cost $30,335,931,663)		26,619,677,955
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	198,000	2
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	792,000	16,477,942
Porsche Automobil Holding SE	499,520	35,636,963
TOTAL GERMANY		52,114,905
Italy - 0.2%
Fiat SpA	2,209,000	12,666,777
Intesa Sanpaolo SpA	22,000,000	48,845,177
TOTAL ITALY		61,511,954
TOTAL NONCONVERTIBLE PREFERRED STOCKS		113,626,859
TOTAL PREFERRED STOCKS (Cost $201,983,143)		113,626,861
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.29% 5/14/09 to 5/28/09 (Cost $14,498,294)	$ 14,500,000	14,499,761
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	653,110,639	$ 653,110,639
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,061,557,162	2,061,557,162
TOTAL MONEY MARKET FUNDS (Cost $2,714,667,801)		2,714,667,801
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $33,267,080,901)		29,462,472,378
NET OTHER ASSETS - (7.2)%		(1,974,292,130)
NET ASSETS - 100%		$ 27,488,180,248
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,237,454 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Vestas Wind Systems AS	4/29/09	$ 48,547,670
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,200,999
Fidelity Securities Lending Cash Central Fund	9,172,911
Total	$ 16,373,910
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ 36,892,190	$ 2,746,800	$ -	$ -	$ 49,080,936
easyJet PLC	149,638,996	4,142,767	8,126,292	-	134,765,321
European Capital Ltd.	13,349,451	-	-	-	-
Flint Energy Services Ltd.	20,173,329	-	11,966,493	-	-
Informa PLC	91,463,882	-	-	-	117,965,087
Niko Resources Ltd.	194,858,186	-	28,014,495	187,160	196,623,666
Petrobank Energy & Resources Ltd.	89,650,025	13,088,112	-	-	117,690,132
Tecan Group AG	49,374,624	-	-	730,944	34,930,201
Trican Well Service Ltd.	69,582,435	-	-	258,213	57,184,790
Total	$ 714,983,118	$ 19,977,679	$ 48,107,280	$ 1,176,317	$ 708,240,133
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 29,462,472,378	$ 12,541,135,737	$ 16,920,855,199	$ 481,442
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 16,942,832
Total Realized Gain (Loss)	(72,993,522)
Total Unrealized Gain (Loss)	69,036,260
Cost of Purchases	-
Proceeds of Sales	(12,504,128)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 481,442

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the Fund had a capital loss carryforward of approximately $956,782,987 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009
Assets
Investment in securities, at value (including securities loaned of $2,004,722,035) - See accompanying schedule: Unaffiliated issuers (cost $29,297,576,088)	$ 26,039,564,444
Fidelity Central Funds (cost $2,714,667,801)	2,714,667,801
Other affiliated issuers (cost $1,254,837,012)	708,240,133
Total Investments (cost $33,267,080,901)		$ 29,462,472,378
Foreign currency held at value (cost $14)		14
Receivable for investments sold		335,842,712
Receivable for fund shares sold		33,047,206
Dividends receivable		119,948,773
Distributions receivable from Fidelity Central Funds		5,327,939
Prepaid expenses		233,976
Other receivables		1,730,832
Total assets		29,958,603,830

Liabilities
Payable for investments purchased	$ 334,506,403
Payable for fund shares redeemed	50,048,973
Accrued management fee	15,708,653
Other affiliated payables	6,530,476
Other payables and accrued expenses	2,071,915
Collateral on securities loaned, at value	2,061,557,162
Total liabilities		2,470,423,582

Net Assets		$ 27,488,180,248
Net Assets consist of:
Paid in capital		$ 36,863,613,209
Undistributed net investment income		175,752,318
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,744,787,135)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,806,398,144)
Net Assets		$ 27,488,180,248
Diversified International: Net Asset Value, offering price and redemption price per share ($24,504,891,493 ÷ 1,167,775,505 shares)		$ 20.98

Class K: Net Asset Value, offering price and redemption price per share ($2,983,288,755 ÷ 142,185,941 shares)		$ 20.98

Statement of Operations

	Six months ended April 30, 2009
Investment Income
Dividends (including $1,176,317 earned from other affiliated issuers)		$ 376,844,069
Interest		55,380
Income from Fidelity Central Funds		16,373,910
		393,273,359
Less foreign taxes withheld		(36,657,140)
Total income		356,616,219

Expenses
Management fee Basic fee	$ 93,551,894
Performance adjustment	(5,650,057)
Transfer agent fees	38,219,708
Accounting and security lending fees	1,258,220
Custodian fees and expenses	2,047,960
Independent trustees' compensation	101,377
Depreciation in deferred trustee compensation account	(184)
Registration fees	102,877
Audit	113,202
Legal	87,553
Miscellaneous	281,503
Total expenses before reductions	130,114,053
Expense reductions	(1,587,564)	128,526,489

Net investment income (loss)		228,089,730
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,445,282,150)
Other affiliated issuers	(57,052,957)
Foreign currency transactions	54,731,605
Futures contracts	2,433,055
Total net realized gain (loss)		(4,445,170,447)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,335,807,930
Assets and liabilities in foreign currencies	(48,683,630)
Total change in net unrealized appreciation (depreciation)		3,287,124,300
Net gain (loss)		(1,158,046,147)
Net increase (decrease) in net assets resulting from operations		$ (929,956,417)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 228,089,730	$ 752,597,206
Net realized gain (loss)	(4,445,170,447)	(1,222,596,476)
Change in net unrealized appreciation (depreciation)	3,287,124,300	(27,541,183,667)
Net increase (decrease) in net assets resulting from operations	(929,956,417)	(28,011,182,937)
Distributions to shareholders from net investment income	(412,836,807)	(623,834,183)
Distributions to shareholders from net realized gain	-	(3,411,186,315)
Total distributions	(412,836,807)	(4,035,020,498)
Share transactions - net increase (decrease)	(376,940,044)	1,321,563,137
Redemption fees	677,530	1,934,056
Total increase (decrease) in net assets	(1,719,055,738)	(30,722,706,242)

Net Assets
Beginning of period	29,207,235,986	59,929,942,228
End of period (including undistributed net investment income of $175,752,318 and undistributed net investment income of $552,385,607, respectively)	$ 27,488,180,248	$ 29,207,235,986

Financial Highlights - Diversified International

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 45.41	$ 37.58	$ 30.80	$ 26.08	$ 22.35
Income from Investment Operations
Net investment income (loss) D	.17	.55	.47	.46	.30	.16
Net realized and unrealized gain (loss)	(.84)	(20.96)	10.23	7.33	4.63	3.87
Total from investment operations	(.67)	(20.41)	10.70	7.79	4.93	4.03
Distributions from net investment income	(.31)	(.47)	(.36)	(.28)	(.15)	(.30)
Distributions from net realized gain	-	(2.57)	(2.51)	(.73)	(.06)	-
Total distributions	(.31)	(3.04)	(2.87)	(1.01)	(.21)	(.30)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 20.98	$ 21.96	$ 45.41	$ 37.58	$ 30.80	$ 26.08
Total Return B,C	(2.90)%	(48.04)%	30.37%	25.89%	19.01%	18.20%
Ratios to Average Net Assets E,G
Expenses before reductions	1.02% A	1.04%	.93%	1.01%	1.10%	1.15%
Expenses net of fee waivers, if any	1.02% A	1.04%	.93%	1.01%	1.10%	1.15%
Expenses net of all reductions	1.00% A	1.02%	.91%	.97%	1.07%	1.12%
Net investment income (loss)	1.73% A	1.53%	1.20%	1.32%	1.02%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,504,891	$ 28,274,961	$ 59,929,942	$ 43,965,189	$ 29,637,193	$ 19,902,063
Portfolio turnover rate F	59% A	49%	51%	59%	41%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30,

Year ended October 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.19	.16
Net realized and unrealized gain (loss)	(.83)	(16.57)
Total from investment operations	(.64)	(16.41)
Distributions from net investment income	(.36)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 20.98	$ 21.98
Total Return B,C	(2.75)%	(42.75)%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.88% A
Expenses net of fee waivers, if any	.77% A	.88% A
Expenses net of all reductions	.75% A	.87% A
Net investment income (loss)	1.98% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,983,289	$ 932,275
Portfolio turnover rate F	59% A	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Diversified International and Class K to eligible shareholders of Diversified International. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. On January 15, 2009, the Board of Trustees of Fidelity Diversified International Fund approved the creation of an additional class of shares. The Fund will commence sale of shares of Class F on or about June 26, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,224,030,460
Unrealized depreciation	(7,157,766,666)
Net unrealized appreciation (depreciation)	$ (3,933,736,206)
Cost for federal income tax purposes	$ 33,396,208,584

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the forward foreign currency agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,865,042,712 and $7,434,783,723, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Diversified International	37,689,238.31
Class K	530,470.06
	$ 38,219,708

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,948 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $82,805 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,172,911.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Diversified International operating expenses. During the period, this reimbursement reduced the Fund's expenses by $5,675.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,580,502 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

period, these credits reduced the Fund's custody expenses by $55. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Diversified International	$ 704
Class K	628
Total	$ 1,332

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Diversified International	$ 394,538,604	$ 623,834,183
Class K	18,298,203	-
Total	$ 412,836,807	$ 623,834,183
From net realized gain
Diversified International	$ -	$ 3,411,186,315

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Diversified International
Shares sold	145,742,639	306,179,666	$ 2,859,261,444	$ 10,595,590,795
Conversion to Class K	(94,364,077)	(43,282,557)	(1,839,040,793)	(933,288,874)
Reinvestment of distributions	20,012,396	95,512,855	380,636,705	3,896,924,337
Shares redeemed	(191,429,526)	(390,314,331)	(3,724,080,833)	(13,365,445,996)
Net increase (decrease)	(120,038,568)	(31,904,367)	$ (2,323,223,477)	$ 193,780,262
Class K
Shares sold	16,406,130	1,216,070	$ 319,032,817	$ 245,180,524
Conversion from Diversified International	94,417,311	43,251,317	1,839,040,793	933,288,874
Reinvestment of distributions	963,570	-	18,298,203	-
Shares redeemed	(12,020,272)	(2,048,185)	(230,088,380)	(50,686,523)
Net increase (decrease)	99,766,739	42,419,202	$ 1,946,283,433	$ 1,127,782,875

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 15, 2009

Semiannual Report

International Capital Appreciation

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Actual	.63%	$ 1,000.00	$ 1,072.30	$ 3.24
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.67	$ 3.16

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report

International Capital Appreciation

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan	15.0%
United Kingdom	14.2%
United States of America	13.4%
France	9.8%
Canada	6.1%
Germany	4.7%
Switzerland	3.7%
Spain	3.4%
Italy	3.1%
Other	26.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom	15.4%
United States of America	10.8%
Japan	10.6%
Germany	7.8%
Canada	7.7%
Switzerland	7.3%
France	7.1%
Russia	4.9%
Spain	3.2%
Other	25.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	96.0
Bonds	0.0	1.1
Short-Term Investments and Net Other Assets	4.0	2.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.0
Telefonica SA (Spain, Diversified Telecommunication Services)	1.6	2.2
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.6	2.4
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (Japan, Commercial Banks)	1.5	1.6
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	1.6
Sanofi-Aventis sponsored ADR (France, Pharmaceuticals)	1.4	0.0
Rio Tinto PLC (Reg.) (United Kingdom, Metals & Mining)	1.4	0.0
E.ON AG (Germany, Electric Utilities)	1.4	2.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.4	0.0
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.4	0.0
	14.8
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	24.3
Materials	11.7	11.1
Consumer Discretionary	10.8	3.1
Industrials	9.9	13.0
Energy	8.9	11.9
Telecommunication Services	8.0	4.8
Consumer Staples	7.4	9.9
Information Technology	5.9	2.1
Health Care	5.9	8.7
Utilities	4.0	8.2

Semiannual Report

International Capital Appreciation

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
Australia - 1.3%
CSL Ltd.	60,199	$ 1,506,587
Woolworths Ltd.	69,296	1,346,290
TOTAL AUSTRALIA		2,852,877
Austria - 0.5%
OMV AG	33,400	1,034,461
Belgium - 1.2%
Anheuser-Busch InBev NV (d)	84,000	2,570,744
Bermuda - 0.7%
Vostok Nafta Investment Ltd. SDR (a)	509,500	1,603,642
Brazil - 2.4%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	164,400	2,257,212
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	110,000	2,967,800
TOTAL BRAZIL		5,225,012
Canada - 6.1%
Addax Petroleum, Inc.	47,500	1,307,270
Agnico-Eagle Mines Ltd. (Canada)	32,500	1,436,727
Canadian Natural Resources Ltd.	45,700	2,106,815
Consolidated Thompson Iron Mines Ltd. (a)	462,400	972,658
First Uranium Corp. (a)	194,400	1,045,923
Goldcorp, Inc.	68,400	1,869,858
Sherritt International Corp.	233,700	1,004,719
Suncor Energy, Inc.	100,100	2,519,173
Teck Resources Ltd. Class B (sub. vtg.)	115,900	1,217,035
TOTAL CANADA		13,480,178
Cayman Islands - 0.9%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	135,300	2,020,029
China - 0.5%
NetEase.com, Inc. sponsored ADR (a)	34,000	1,026,120
Cyprus - 0.2%
AFI Development PLC GDR (Reg. S)	433,800	558,940
Denmark - 1.7%
Danske Bank AS (a)	108,800	1,193,273
Novo Nordisk AS Series B	53,861	2,562,616
TOTAL DENMARK		3,755,889
France - 9.8%
Air France KLM (Reg.)	110,100	1,222,088
Atos Origin SA	33,962	1,046,726
AXA SA sponsored ADR	121,900	2,094,242
BNP Paribas SA	45,700	2,405,186
Bouygues SA (d)	43,600	1,859,477
Iliad Group SA	10,500	1,102,552
Laurent-Perrier Group	19,200	1,125,999
Nexity	38,000	1,225,440
Pernod Ricard SA	21,954	1,296,415

	Shares	Value
Renault SA	39,900	$ 1,279,044
Saft Groupe SA	57,900	1,771,668
Sanofi-Aventis sponsored ADR (d)	110,488	3,173,215
Societe Generale Series A	39,900	2,038,691
TOTAL FRANCE		21,640,743
Germany - 4.7%
Daimler AG	51,900	1,852,830
Deutsche Bank AG (NY Shares)	30,500	1,599,115
E.ON AG (d)	91,300	3,059,310
MAN AG	22,700	1,394,010
Metro AG (d)	28,900	1,216,154
Q-Cells SE (a)(d)	56,800	1,204,763
TOTAL GERMANY		10,326,182
Greece - 0.9%
Public Power Corp. of Greece	101,700	1,959,922
Hong Kong - 0.7%
CNOOC Ltd.	1,457,000	1,626,477
India - 1.9%
Bharti Airtel Ltd. (a)	73,085	1,113,885
ICICI Bank Ltd. sponsored ADR	62,100	1,281,123
Reliance Industries Ltd.	46,655	1,709,989
TOTAL INDIA		4,104,997
Ireland - 1.0%
CRH PLC sponsored ADR (d)	89,600	2,304,512
Israel - 1.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	66,400	2,914,296
Italy - 1.9%
Intesa Sanpaolo SpA	543,700	1,731,693
UniCredit SpA	997,200	2,427,512
TOTAL ITALY		4,159,205
Japan - 15.0%
Canon, Inc. sponsored ADR	54,400	1,643,424
East Japan Railway Co.	38,800	2,186,909
Honda Motor Co. Ltd. sponsored ADR	70,100	2,037,106
Japan Retail Fund Investment Corp.	353	1,234,782
Komatsu Ltd.	95,500	1,191,792
Mazda Motor Corp.	456,000	1,135,828
Mitsubishi Corp.	95,500	1,470,065
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	628,942	3,408,866
Mitsui & Co. Ltd.	224,100	2,377,533
Nintendo Co. Ltd. ADR	49,300	1,658,945
Nomura Holdings, Inc.	234,200	1,413,650
Ricoh Co. Ltd.	84,000	1,038,829
ROHM Co. Ltd.	19,700	1,208,479
Sharp Corp.	128,000	1,348,148
SHIMANO, Inc.	27,500	813,784
Shin-Etsu Chemical Co., Ltd.	29,700	1,443,869
Softbank Corp.	81,500	1,289,655
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp. sponsored ADR	66,400	$ 1,717,104
Sumitomo Mitsui Financial Group, Inc.	36,900	1,280,060
Suzuki Motor Corp.	61,100	1,152,692
THK Co. Ltd.	75,600	1,048,737
Tokyo Ohka Kogyo Co. Ltd.	62,800	1,062,765
TOTAL JAPAN		33,163,022
Luxembourg - 2.5%
ArcelorMittal SA (NY Shares) Class A	64,400	1,518,552
Evraz Group SA GDR	111,788	1,470,012
Millicom International Cellular SA	24,200	1,172,732
SES SA FDR (France) unit	71,800	1,295,772
TOTAL LUXEMBOURG		5,457,068
Netherlands - 1.3%
Gemalto NV (a)	32,100	1,010,475
Koninklijke Ahold NV	166,200	1,820,427
TOTAL NETHERLANDS		2,830,902
Norway - 1.8%
DnB Nor ASA	199,300	1,240,304
Renewable Energy Corp. AS (a)(d)	159,300	1,438,815
Telenor ASA	192,500	1,196,994
TOTAL NORWAY		3,876,113
Russia - 1.6%
OAO TMK unit	181,950	1,276,343
PIK Group GDR (Reg. S) unit (a)	352,800	629,733
Vimpel Communications sponsored ADR	165,900	1,562,778
TOTAL RUSSIA		3,468,854
Singapore - 0.6%
Olam International Ltd.	1,058,000	1,264,883
South Africa - 1.6%
MTN Group Ltd.	179,500	2,331,171
Naspers Ltd. Class N	63,700	1,298,503
TOTAL SOUTH AFRICA		3,629,674
Spain - 3.4%
EDP Renovaveis SA	141,600	1,154,251
Gas Natural SDG SA Series E	68,700	1,089,059
Iberdrola SA	204,300	1,608,399
Telefonica SA	190,800	3,613,965
TOTAL SPAIN		7,465,674
Switzerland - 3.7%
Credit Suisse Group sponsored ADR	55,800	2,136,024
Nestle SA (Reg.)	111,683	3,639,548
UBS AG (NY Shares)	169,900	2,317,436
TOTAL SWITZERLAND		8,093,008
Taiwan - 2.0%
HTC Corp.	93,000	1,258,936

	Shares	Value
MediaTek, Inc.	128,000	$ 1,330,747
Taiwan Semiconductor Manufacturing Co. Ltd.	1,097,000	1,855,744
TOTAL TAIWAN		4,445,427
United Kingdom - 14.2%
AstraZeneca PLC sponsored ADR	82,200	2,874,534
Barclays PLC Sponsored ADR (d)	165,000	2,641,650
BG Group PLC	200,600	3,201,955
British Airways PLC	466,200	1,009,126
Cairn Energy PLC (a)	53,200	1,667,351
HSBC Holdings PLC sponsored ADR	100,400	3,574,240
Informa PLC	293,500	1,282,324
Reckitt Benckiser Group PLC	52,700	2,067,972
Rio Tinto PLC (Reg.)	75,700	3,074,641
Royal Bank of Scotland Group PLC sponsored ADR	133,500	1,634,040
Standard Chartered PLC (United Kingdom)	108,100	1,671,605
Vedanta Resources PLC	72,800	1,138,305
Vodafone Group PLC sponsored ADR	165,700	3,040,595
Xstrata PLC	284,000	2,502,851
TOTAL UNITED KINGDOM		31,381,189
United States of America - 8.9%
Bank of America Corp.	169,700	1,515,421
Capital One Financial Corp.	77,500	1,297,350
Centex Corp.	98,500	1,077,590
D.R. Horton, Inc.	176,300	2,300,715
First Solar, Inc. (a)	7,300	1,367,217
Goldman Sachs Group, Inc.	8,400	1,079,400
JPMorgan Chase & Co.	33,900	1,118,700
Meritage Homes Corp. (a)	97,104	2,020,734
Morgan Stanley	50,000	1,182,000
NYSE Euronext	48,100	1,114,477
PNC Financial Services Group, Inc.	36,800	1,460,960
SunTrust Banks, Inc.	79,900	1,153,756
United States Steel Corp.	56,400	1,497,420
Wells Fargo & Co.	77,000	1,540,770
TOTAL UNITED STATES OF AMERICA		19,726,510
TOTAL COMMON STOCKS (Cost $199,953,593)		207,966,550
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Citigroup, Inc. Series T, 6.50%	35,600	1,123,625
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.2%
Italy - 1.2%
Fiat SpA (Risparmio Shares)	197,500	$ 1,192,464
Telecom Italia SpA (Risparmio Shares)	1,558,500	1,391,944
TOTAL ITALY		2,584,408
TOTAL PREFERRED STOCKS (Cost $3,401,774)		3,708,033
Money Market Funds - 10.7%

Fidelity Cash Central Fund, 0.53% (b)	5,179,379	5,179,379
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	18,299,693	18,299,693
TOTAL MONEY MARKET FUNDS (Cost $23,479,072)		23,479,072
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $226,834,439)		235,153,655
NET OTHER ASSETS - (6.7)%		(14,723,534)
NET ASSETS - 100%		$ 220,430,121
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,704
Fidelity Securities Lending Cash Central Fund	404,943
Total	$ 423,647
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 235,153,655	$ 118,702,052	$ 116,451,603	$ -
Income Tax Information
At October 31, 2008, the Fund had a capital loss carryforward of approximately $160,032,733 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

International Capital Appreciation

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,755,627) - See accompanying schedule: Unaffiliated issuers (cost $203,355,367)	$ 211,674,583
Fidelity Central Funds (cost $23,479,072)	23,479,072
Total Investments (cost $226,834,439)		$ 235,153,655
Foreign currency held at value (cost $31,917)		31,571
Receivable for investments sold		9,587,718
Receivable for fund shares sold		1,560,732
Dividends receivable		1,116,468
Distributions receivable from Fidelity Central Funds		65,204
Prepaid expenses		1,678
Other receivables		412,052
Total assets		247,929,078

Liabilities
Payable for investments purchased	$ 8,931,476
Payable for fund shares redeemed	130,904
Accrued management fee	44,673
Other affiliated payables	56,247
Other payables and accrued expenses	35,964
Collateral on securities loaned, at value	18,299,693
Total liabilities		27,498,957

Net Assets		$ 220,430,121
Net Assets consist of:
Paid in capital		$ 476,145,139
Undistributed net investment income		1,794,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(265,764,909)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,255,840
Net Assets, for 27,819,808 shares outstanding		$ 220,430,121
Net Asset Value, offering price and redemption price per share ($220,430,121 ÷ 27,819,808 shares)		$ 7.92

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 2,704,832
Interest		226,635
Income from Fidelity Central Funds (including $404,943 from security lending)		423,647
		3,355,114
Less foreign taxes withheld		(205,017)
Total income		3,150,097

Expenses
Management fee Basic fee	$ 660,535
Performance adjustment	(485,376)
Transfer agent fees	261,742
Accounting and security lending fees	48,871
Custodian fees and expenses	35,329
Independent trustees' compensation	713
Registration fees	10,465
Audit	45,542
Legal	639
Miscellaneous	2,127
Total expenses before reductions	580,587
Expense reductions	(38,197)	542,390
Net investment income (loss)		2,607,707
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(103,331,011)
Foreign currency transactions	(112,849)
Total net realized gain (loss)		(103,443,860)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $109,858)	113,982,563
Assets and liabilities in foreign currencies	(6,481)
Total change in net unrealized appreciation (depreciation)		113,976,082
Net gain (loss)		10,532,222
Net increase (decrease) in net assets resulting from operations		$ 13,139,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,607,707	$ 6,093,619
Net realized gain (loss)	(103,443,860)	(151,658,059)
Change in net unrealized appreciation (depreciation)	113,976,082	(155,008,762)
Net increase (decrease) in net assets resulting from operations	13,139,929	(300,573,202)
Distributions to shareholders from net investment income	(813,634)	(5,367,651)
Distributions to shareholders from net realized gain	-	(91,658,633)
Total distributions	(813,634)	(97,026,284)
Share transactions Proceeds from sales of shares	31,224,096	80,650,507
Reinvestment of distributions	789,571	93,225,308
Cost of shares redeemed	(28,656,933)	(318,648,389)
Net increase (decrease) in net assets resulting from share transactions	3,356,734	(144,772,574)
Redemption fees	4,084	20,218
Total increase (decrease) in net assets	15,687,113	(542,351,842)

Net Assets
Beginning of period	204,743,008	747,094,850
End of period (including undistributed net investment income of $1,794,051 and distributions in excess of net investment income of $22, respectively)	$ 220,430,121	$ 204,743,008
Other Information Shares
Sold	4,392,890	5,806,116
Issued in reinvestment of distributions	121,286	5,991,344
Redeemed	(4,295,562)	(22,909,358)
Net increase (decrease)	218,614	(11,111,898)

Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 7.42	$ 19.30	$ 18.14	$ 17.19	$ 15.21	$ 14.36
Income from Investment Operations
Net investment income (loss) D	.10	.19	.20	.24	.20	.04
Net realized and unrealized gain (loss)	.43	(9.54)	3.80	2.70	1.83	.91
Total from investment operations	.53	(9.35)	4.00	2.94	2.03	.95
Distributions from net investment income	(.03)	(.14)	(.20)	(.23)	(.05)	(.10)
Distributions from net realized gain	-	(2.39)	(2.64)	(1.77)	-	-
Total distributions	(.03)	(2.53)	(2.84)	(2.00)	(.05)	(.10)
Redemption fees added to paid in capital D	- H	- H	- H	.01	- H	- H
Net asset value, end of period	$ 7.92	$ 7.42	$ 19.30	$ 18.14	$ 17.19	$ 15.21
Total Return B, C	7.23%	(55.30)%	24.81%	18.26%	13.37%	6.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.63% A	.89%	.85%	.87%	.97%	1.24%
Expenses net of fee waivers, if any	.63% A	.89%	.85%	.87%	.97%	1.24%
Expenses net of all reductions	.59% A	.72%	.79%	.75%	.84%	1.16%
Net investment income (loss)	2.83% A	1.39%	1.11%	1.36%	1.20%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220,430	$ 204,743	$ 747,095	$ 476,147	$ 695,714	$ 721,144
Portfolio turnover rate F	318% A	387%	138%	176%	185%	161%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) (formerly Fidelity Aggressive International Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 27,943,000
Unrealized depreciation	(31,286,340)
Net unrealized appreciation (depreciation)	$ (3,343,340)
Cost for federal income tax purposes	$ 238,496,995

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $295,233,386 and $293,165,770, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .19% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10,654 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $579 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,730 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $467.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Overseas

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Overseas	1.03%
Actual		$ 1,000.00	$ 959.30	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class K	.78%
Actual		$ 1,000.00	$ 960.70	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Overseas

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United Kingdom	23.2%
Japan	15.0%
France	14.3%
Germany	9.7%
United States of America	6.4%
Switzerland	6.3%
Belgium	5.5%
Hong Kong	4.2%
Spain	3.9%
Other	11.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom	22.3%
Japan	16.0%
France	14.8%
Germany	10.2%
Switzerland	7.4%
Hong Kong	5.5%
United States of America	5.4%
Italy	4.3%
Indonesia	2.8%
Other	11.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.6	99.0
Short-Term Investments and Net Other Assets	4.4	1.0
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Anheuser-Busch InBev NV (Belgium, Beverages)	5.5	0.0
China Unicom (Hong Kong) Ltd. sponsored ADR (Hong Kong, Diversified Telecommunication Services)	3.3	4.7
Pernod Ricard SA (France, Beverages)	2.9	3.3
Xstrata PLC (United Kingdom, Metals & Mining)	2.0	0.0
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	1.1
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.2
Deutsche Boerse AG (Germany, Diversified Financial Services)	1.9	0.8
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	0.8
Rio Tinto PLC (Reg.) (United Kingdom, Metals & Mining)	1.8	1.2
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	1.4
	24.9
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	19.2
Consumer Staples	16.1	13.1
Telecommunication Services	10.5	13.5
Consumer Discretionary	10.1	10.5
Materials	8.7	5.8
Health Care	8.5	12.8
Energy	7.6	8.2
Industrials	6.6	5.4
Information Technology	4.9	5.8
Utilities	3.4	4.7

Semiannual Report

Overseas

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 0.4%
Qantas Airways Ltd.	16,437,024	$ 23,663,693
Belgium - 5.5%
Anheuser-Busch InBev NV (d)	9,998,840	306,005,452
Anheuser-Busch InBev NV (strip VVPR) (a)	6,312,640	16,500
TOTAL BELGIUM		306,021,952
Bermuda - 0.9%
Willis Group Holdings Ltd.	1,706,200	46,937,562
Brazil - 1.6%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,055,900	35,446,563
Vivo Participacoes SA sponsored ADR	3,400,940	54,279,002
TOTAL BRAZIL		89,725,565
Canada - 0.2%
Harry Winston Diamond Corp.	2,819,774	11,839,152
Finland - 0.6%
Nokia Corp. sponsored ADR (d)	2,265,600	32,035,584
France - 14.3%
Accor SA	374,000	15,820,354
Alstom SA	1,083,700	67,537,228
AXA SA	2,474,900	41,571,491
BNP Paribas SA	1,039,600	54,714,038
Carrefour SA (d)	1,299,300	52,668,753
Compagnie de St. Gobain (d)	990,084	35,510,060
GDF Suez (d)	1,055,000	37,640,018
L'Oreal SA (d)	273,200	19,539,335
Lafarge SA (a)(d)	115,056	6,089,744
Lafarge SA (Bearer) (d)	249,300	14,063,880
Pernod Ricard SA (d)	2,713,584	160,241,013
Pernod Ricard SA rights 4/29/09 (a)(d)	2,713,584	11,582,128
PPR SA (d)	510,700	39,115,901
Sanofi-Aventis (d)	896,900	51,517,382
Societe Generale Series A	666,400	34,049,709
Sodexo SA ADR	1,310,400	62,637,120
Total SA Series B	1,083,100	54,179,385
Unibail-Rodamco	252,500	37,644,238
TOTAL FRANCE		796,121,777
Germany - 9.7%
adidas AG (d)	439,900	16,453,500
Allianz AG (Reg.) (d)	412,200	37,344,221
BASF AG (d)	939,900	35,093,493
Bayer AG	690,900	33,958,871
Daimler AG	1,983,400	70,807,380
Deutsche Boerse AG	1,454,983	106,483,093
E.ON AG	1,789,073	59,948,841
Linde AG	615,800	48,552,067
Munich Re Group (Reg.) (d)	268,376	36,697,342
RWE AG	155,000	11,058,074

	Shares	Value
SAP AG	1,812,300	$ 69,029,629
TUI AG (d)	1,516,500	16,518,961
TOTAL GERMANY		541,945,472
Hong Kong - 4.2%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	16,102,400	186,304,768
Hutchison Whampoa Ltd.	8,144,000	47,967,882
TOTAL HONG KONG		234,272,650
Indonesia - 0.8%
PT Indosat Tbk sponsored ADR (d)	1,788,856	46,599,699
Ireland - 0.3%
CRH PLC	637,100	16,558,341
CRH PLC sponsored ADR	50,000	1,286,000
TOTAL IRELAND		17,844,341
Italy - 2.5%
ENI SpA	3,804,700	81,623,976
ENI SpA sponsored ADR	116,500	4,973,385
Intesa Sanpaolo SpA	10,040,200	31,978,199
UniCredit SpA	7,273,100	17,705,113
TOTAL ITALY		136,280,673
Japan - 15.0%
Bridgestone Corp.	1,704,500	25,413,442
Canon, Inc. sponsored ADR	1,362,700	41,167,167
Citizen Holdings Co. Ltd.	3,576,000	16,364,430
Daiichi Sankyo Kabushiki Kaisha	2,456,800	41,090,418
East Japan Railway Co.	329,500	18,571,814
Japan Tobacco, Inc.	21,261	53,429,525
JFE Holdings, Inc.	631,500	17,252,653
Komatsu Ltd.	1,019,400	12,721,598
Mazda Motor Corp.	10,756,000	26,791,603
Mitsubishi Corp.	2,307,700	35,523,244
Mitsubishi UFJ Financial Group, Inc.	16,422,800	89,606,920
Mitsui & Co. Ltd.	4,308,400	45,708,899
Nissan Motor Co. Ltd.	4,242,500	22,149,286
Nomura Holdings, Inc.	7,960,900	48,052,648
NTT DoCoMo, Inc.	33,867	47,269,637
Omron Corp.	2,802,100	41,891,165
Promise Co. Ltd. (d)	1,229,500	16,250,429
Ricoh Co. Ltd.	3,932,000	48,627,086
Sony Financial Holdings, Inc.	7,256	22,834,802
Sumitomo Mitsui Financial Group, Inc.	908,500	31,515,837
T&D Holdings, Inc.	1,292,000	38,637,335
THK Co. Ltd.	1,291,500	17,915,931
Toyota Motor Corp. sponsored ADR	968,700	76,682,292
TOTAL JAPAN		835,468,161
Luxembourg - 2.1%
ArcelorMittal SA (NY Shares) Class A (d)	2,946,900	69,487,902
Millicom International Cellular SA	972,800	47,141,888
TOTAL LUXEMBOURG		116,629,790
Common Stocks - continued
	Shares	Value
Netherlands - 1.0%
Akzo Nobel NV	682,200	$ 28,522,167
Koninklijke Ahold NV	2,450,000	26,835,413
TOTAL NETHERLANDS		55,357,580
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	564,000	27,630,360
Russia - 0.6%
Vimpel Communications sponsored ADR	3,557,200	33,508,824
Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA	1,677,019	18,170,150
Gas Natural SDG SA Series E	1,600,000	25,363,826
Iberdrola SA	6,714,100	52,858,292
Repsol YPF SA sponsored ADR	2,565,100	48,326,484
Telefonica SA	254,900	4,828,091
Telefonica SA sponsored ADR	1,183,100	66,596,699
TOTAL SPAIN		216,143,542
Switzerland - 6.3%
Actelion Ltd. (Reg.) (a)	887,356	40,417,023
Nestle SA (Reg.)	2,855,330	93,049,968
Novartis AG sponsored ADR	1,060,800	40,214,928
Roche Holding AG (participation certificate)	717,507	90,456,821
Sonova Holding AG	349,830	22,630,399
UBS AG (For. Reg.)	2,805,320	38,525,129
Zurich Financial Services AG (Reg.)	123,661	22,973,950
TOTAL SWITZERLAND		348,268,218
United Kingdom - 23.2%
BAE Systems PLC	7,236,300	38,050,510
Barclays PLC	11,547,500	46,866,385
BG Group PLC	2,687,800	42,902,362
British Land Co. PLC	6,353,300	40,073,961
British Sky Broadcasting Group PLC (BSkyB)	3,495,900	24,878,021
Experian PLC	4,923,800	32,409,374
GlaxoSmithKline PLC	4,056,300	62,456,680
HSBC Holdings PLC:
(United Kingdom) (Reg.)	1,831,183	13,017,504
sponsored ADR (d)	2,726,085	97,048,626
Imperial Tobacco Group PLC	2,989,200	68,176,740
ITV PLC	35,006,000	16,430,169
Kingfisher PLC	9,805,600	26,682,992
Lloyds TSB Group PLC	18,163,000	29,449,417
Misys PLC	11,932,200	24,344,695
Pearson PLC	1,592,900	16,430,411
Prudential PLC	2,389,100	13,726,631
Rexam PLC	4,242,700	19,645,004

	Shares	Value
Rio Tinto PLC (Reg.)	2,492,000	$ 101,215,389
Royal Dutch Shell PLC Class B ADR (d)	2,352,000	107,016,000
Shire PLC	3,014,000	37,672,165
Smith & Nephew PLC	2,276,900	16,013,453
Standard Chartered PLC (United Kingdom)	2,748,332	42,498,841
Unilever PLC	3,260,700	63,467,178
Vodafone Group PLC sponsored ADR	5,795,700	106,351,095
William Hill PLC (d)	18,402,400	59,067,512
WPP PLC	4,879,500	33,372,735
Xstrata PLC	12,651,700	111,497,587
TOTAL UNITED KINGDOM		1,290,761,437
United States of America - 2.0%
Allergan, Inc.	324,400	15,136,504
Baxter International, Inc.	431,900	20,947,150
Estee Lauder Companies, Inc. Class A	1,261,300	37,712,870
Hess Corp.	340,800	18,672,432
Markel Corp. (a)	65,800	18,884,600
TOTAL UNITED STATES OF AMERICA		111,353,556
TOTAL COMMON STOCKS (Cost $5,864,965,734)		5,318,409,588
Money Market Funds - 20.7%

Fidelity Cash Central Fund, 0.53% (b)	213,415,758	213,415,758
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	939,464,237	939,464,237
TOTAL MONEY MARKET FUNDS (Cost $1,152,879,995)		1,152,879,995
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $7,017,845,729)		6,471,289,583
NET OTHER ASSETS - (16.3)%		(908,260,568)
NET ASSETS - 100%		$ 5,563,029,015
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,040,469
Fidelity Securities Lending Cash Central Fund	2,266,699
Total	$ 3,307,168
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,471,289,583	$ 2,602,215,724	$ 3,869,073,859	$ -
Income Tax Information
At October 31, 2008, the Fund had a capital loss carryforward of approximately $859,201,568 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $904,910,497) - See accompanying schedule: Unaffiliated issuers (cost $5,864,965,734)	$ 5,318,409,588
Fidelity Central Funds (cost $1,152,879,995)	1,152,879,995
Total Investments (cost $7,017,845,729)		$ 6,471,289,583
Cash		41,889
Foreign currency held at value (cost $25)		29
Receivable for investments sold		45,761,813
Receivable for fund shares sold		5,360,032
Dividends receivable		26,291,999
Distributions receivable from Fidelity Central Funds		1,217,258
Prepaid expenses		43,513
Other affiliated receivables		321
Other receivables		577,730
Total assets		6,550,584,167

Liabilities
Payable for investments purchased	$ 41,130,368
Payable for fund shares redeemed	2,356,185
Accrued management fee	3,010,177
Other affiliated payables	1,423,197
Other payables and accrued expenses	170,988
Collateral on securities loaned, at value	939,464,237
Total liabilities		987,555,152

Net Assets		$ 5,563,029,015
Net Assets consist of:
Paid in capital		$ 8,599,552,387
Undistributed net investment income		32,237,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,522,137,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(546,622,791)
Net Assets		$ 5,563,029,015
Overseas: Net Asset Value, offering price and redemption price per share ($5,276,761,214 ÷ 219,879,111 shares)		$ 24.00

Class K: Net Asset Value, offering price and redemption price per share ($286,267,801 ÷ 11,929,937 shares)		$ 24.00

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 82,808,955
Interest		45,510
Income from Fidelity Central Funds		3,307,168
		86,161,633
Less foreign taxes withheld		(7,327,872)
Total income		78,833,761

Expenses
Management fee Basic fee	$ 18,360,377
Performance adjustment	(1,285,711)
Transfer agent fees	7,688,093
Accounting and security lending fees	799,918
Custodian fees and expenses	297,914
Independent trustees' compensation	19,521
Depreciation in deferred trustee compensation account	(1,344)
Registration fees	40,470
Audit	56,375
Legal	15,467
Miscellaneous	102,544
Total expenses before reductions	26,093,624
Expense reductions	(721,476)	25,372,148
Net investment income (loss)		53,461,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,617,769,397)
Foreign currency transactions	718,510
Total net realized gain (loss)		(1,617,050,887)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,358,134,100
Assets and liabilities in foreign currencies	67,426
Total change in net unrealized appreciation (depreciation)		1,358,201,526
Net gain (loss)		(258,849,361)
Net increase (decrease) in net assets resulting from operations		$ (205,387,748)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,461,613	$ 108,130,289
Net realized gain (loss)	(1,617,050,887)	(902,937,259)
Change in net unrealized appreciation (depreciation)	1,358,201,526	(4,444,954,236)
Net increase (decrease) in net assets resulting from operations	(205,387,748)	(5,239,761,206)
Distributions to shareholders from net investment income	(81,536,915)	(93,919,303)
Distributions to shareholders from net realized gain	-	(947,430,820)
Total distributions	(81,536,915)	(1,041,350,123)
Share transactions - net increase (decrease)	340,719,434	2,246,479,755
Redemption fees	56,076	456,294
Total increase (decrease) in net assets	53,850,847	(4,034,175,280)

Net Assets
Beginning of period	5,509,178,168	9,543,353,448
End of period (including undistributed net investment income of $32,237,172 and undistributed net investment income of $101,205,874, respectively)	$ 5,563,029,015	$ 5,509,178,168

Financial Highlights - Overseas

Six months ended April 30,2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 25.43	$ 58.39	$ 47.08	$ 37.65	$ 32.21	$ 29.19
Income from Investment Operations
Net investment income (loss) D	.24	.55	.70	.63	.39	.17 G
Net realized and unrealized gain (loss)	(1.30)	(27.19)	15.80	9.37	5.35	3.15
Total from investment operations	(1.06)	(26.64)	16.50	10.00	5.74	3.32
Distributions from net investment income	(.37)	(.57)	(.55)	(.41)	(.19)	(.30)
Distributions from net realized gain	-	(5.75)	(4.64)	(.16)	(.11)	-
Total distributions	(.37)	(6.32)	(5.19)	(.57)	(.30)	(.30)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.00	$ 25.43	$ 58.39	$ 47.08	$ 37.65	$ 32.21
Total Return B, C	(4.07)%	(50.88)%	38.79%	26.83%	17.90%	11.45%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	1.13%	.95%	1.00%	.93%	1.05%
Expenses net of fee waivers, if any	1.03% A	1.13%	.95%	1.00%	.93%	1.05%
Expenses net of all reductions	1.00% A	1.10%	.91%	.90%	.86%	1.01%
Net investment income (loss)	2.08% A	1.33%	1.43%	1.43%	1.11%	.55% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,276,761	$ 5,464,901	$ 9,543,353	$ 7,217,287	$ 4,733,797	$ 4,182,103
Portfolio turnover rate F	105% A	113%	87%	132%	87%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .52%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.26	.13
Net realized and unrealized gain (loss)	(1.29)	(19.68)
Total from investment operations	(1.03)	(19.55)
Distributions from net investment income	(.42)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 24.00	$ 25.45
Total Return B, C	(3.93)%	(43.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.96% A
Expenses net of fee waivers, if any	.78% A	.96% A
Expenses net of all reductions	.75% A	.93% A
Net investment income (loss)	2.33% A	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,268	$ 44,277
Portfolio turnover rate F	105% A	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Overseas and Class K to eligible shareholders of Overseas. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. On January 15, 2009, the Board of Trustees of Fidelity Overseas Fund approved the creation of an additional class of shares. The Fund will commence sale of shares of Class F on or about June 26, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 548,170,338
Unrealized depreciation	(1,212,430,655)
Net unrealized appreciation (depreciation)	$ (664,260,317)
Cost for federal income tax purposes	$ 7,135,549,900

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,770,948,649 and $2,638,346,685, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Overseas, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 7,628,294.31
Class K	59,799.06
	$ 7,688,093

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,992 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,977 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,266,699.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Overseas operating expenses. During the period, this reimbursement reduced the Fund's expenses by $3,625.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $714,199 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,645. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class K	$ 7

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Overseas	$ 78,759,206	$ 93,919,303
Class K	2,777,709	-
Total	$ 81,536,915	$ 93,919,303
From net realized gain
Overseas	$ -	$ 947,430,820

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Overseas
Shares sold	30,646,628	76,040,831	$ 688,095,653	$ 2,985,572,846
Conversion to Class K	(10,319,878)	(1,789,301)	(238,320,481)	(50,752,081)
Reinvestment of distributions	3,481,398	20,825,405	78,087,784	1,030,024,482
Shares redeemed	(18,804,961)	(43,642,881)	(422,998,538)	(1,767,850,377)
Net increase (decrease)	5,003,187	51,434,054	$ 104,864,418	$ 2,196,994,870

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class K
Shares sold	1,029,652	23,823	$ 23,030,461	$ 671,729
Conversion from Overseas	10,320,533	1,787,998	238,320,481	50,752,081
Reinvestment of distributions	123,950	-	2,777,709	-
Shares redeemed	(1,283,630)	(72,389)	(28,273,635)	(1,938,925)
Net increase (decrease)	10,190,505	1,739,432	$ 235,855,016	$ 49,484,885

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

Worldwide

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009) for Worldwide and for the entire period (February 19, 2009 to April 30, 2009) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.50%
Actual		$ 1,000.00	$ 1,125.90	$ 3.10 B
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50 C
Class T	1.74%
Actual		$ 1,000.00	$ 1,125.90	$ 3.60 B
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70 C
Class B	2.25%
Actual		$ 1,000.00	$ 1,125.00	$ 4.65 B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23 C
Class C	2.25%
Actual		$ 1,000.00	$ 1,125.00	$ 4.65 B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Worldwide	1.28%
Actual		$ 1,000.00	$ 928.00	$ 6.12 B
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41 C
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,126.80	$ 2.54 B
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Worldwide and multiplied by 71/365 (to reflect the period February 19, 2009 to April 30, 2009) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Worldwide

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United States of America	47.8%
Japan	11.2%
United Kingdom	10.3%
Germany	5.3%
France	5.2%
Switzerland	5.1%
Australia	1.7%
Netherlands	1.4%
China	1.3%
Other	10.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United States of America	54.0%
United Kingdom	11.6%
Switzerland	7.0%
Japan	6.9%
Germany	5.8%
France	2.9%
Australia	2.5%
Spain	1.9%
Italy	0.9%
Other	6.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	94.6
Bonds	0.7	0.0
Short-Term Investments and Net Other Assets	1.5	5.4
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	2.3	2.2
Union Pacific Corp. (United States of America, Road & Rail)	2.2	3.8
QUALCOMM, Inc. (United States of America, Communications Equipment)	2.2	1.3
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	2.2	0.0
JPMorgan Chase & Co. (United States of America, Diversified Financial Services)	2.1	0.0
Apple, Inc. (United States of America, Computers & Peripherals)	2.0	2.2
Gilead Sciences, Inc. (United States of America, Biotechnology)	1.7	0.7
Temple-Inland, Inc. (United States of America, Containers & Packaging)	1.6	0.0
Avnet, Inc. (United States of America, Electronic Equipment & Components)	1.5	0.0
Oracle Corp. (United States of America, Software)	1.3	2.0
	19.1
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	12.6
Financials	19.7	19.3
Consumer Discretionary	12.0	8.9
Industrials	9.4	8.9
Health Care	8.7	15.6
Energy	8.2	6.3
Materials	7.8	4.2
Consumer Staples	5.8	11.2
Telecommunication Services	4.7	3.9
Utilities	0.9	3.7

Semiannual Report

Worldwide

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.7%
ABB Grain Ltd.	87,967	$ 557,738
Billabong International Ltd.	233,401	1,781,912
Commonwealth Bank of Australia	95,320	2,433,375
CSL Ltd.	54,536	1,364,861
Macquarie Group Ltd.	49,400	1,202,559
Newcrest Mining Ltd.	13,087	284,896
QBE Insurance Group Ltd.	141,373	2,239,844
Wesfarmers Ltd.	203,618	3,351,867
Woolworths Ltd.	48,407	940,457
TOTAL AUSTRALIA		14,157,509
Belgium - 0.4%
Anheuser-Busch InBev NV	121,600	3,721,458
Bermuda - 0.1%
Aquarius Platinum Ltd. (United Kingdom) (a)	81,666	307,726
Huabao International Holdings Ltd.	1,060,000	749,264
TOTAL BERMUDA		1,056,990
Brazil - 0.7%
BM&F BOVESPA SA	182,298	750,215
Petroleo Brasileiro SA - Petrobras sponsored ADR	46,900	1,574,433
Redecard SA	125,500	1,580,980
Vivo Participacoes SA sponsored ADR	105,925	1,690,563
TOTAL BRAZIL		5,596,191
Canada - 1.1%
Canadian Natural Resources Ltd.	48,100	2,217,457
Niko Resources Ltd.	32,300	1,634,693
Open Text Corp. (a)	44,600	1,468,913
Petro-Canada	27,200	858,455
Petrobank Energy & Resources Ltd. (a)	46,800	1,006,009
Suncor Energy, Inc.	64,800	1,630,793
TOTAL CANADA		8,816,320
Cayman Islands - 0.5%
Belle International Holdings Ltd.	2,458,000	1,872,697
China Dongxiang Group Co. Ltd.	3,481,000	1,690,527
Want Want China Holdings Ltd.	1,008,000	502,617
TOTAL CAYMAN ISLANDS		4,065,841
China - 1.3%
BYD Co. Ltd. (H Shares)	278,500	731,636
Changyou.com Ltd. (A Shares) ADR	37,500	1,153,125
China Merchants Bank Co. Ltd. (H Shares)	544,500	972,872
China Telecom Corp. Ltd. (H Shares)	3,790,000	1,865,692
Industrial & Commercial Bank of China Ltd.	1,793,000	1,020,006
Li Ning Co. Ltd.	473,500	968,999

	Shares	Value
Tencent Holdings Ltd.	197,200	$ 1,742,975
ZTE Corp. (H Shares)	701,584	2,365,312
TOTAL CHINA		10,820,617
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	583,060	46,854
Denmark - 0.5%
Novo Nordisk AS Series B	62,700	2,983,161
Vestas Wind Systems AS (a)	15,800	1,025,547
TOTAL DENMARK		4,008,708
Finland - 0.2%
Nokia Corp. sponsored ADR	133,500	1,887,690
France - 5.2%
Accor SA	26,700	1,129,421
Alstom SA	37,600	2,343,268
AXA SA	177,900	2,988,229
BNP Paribas SA	97,782	5,146,256
Cap Gemini SA	39,200	1,464,917
Iliad Group SA	11,100	1,165,555
LVMH Moet Hennessy - Louis Vuitton	15,300	1,154,826
Orpea (a)	32,100	1,312,243
PPR SA	28,050	2,148,426
Sanofi-Aventis	26,900	1,545,119
Schneider Electric SA (d)	22,600	1,719,370
Societe Generale Series A	44,885	2,293,399
Total SA:
Series B	120,500	6,027,713
sponsored ADR	241,200	11,992,464
Unibail-Rodamco	6,800	1,013,785
TOTAL FRANCE		43,444,991
Germany - 4.8%
Allianz AG (Reg.)	23,900	2,165,276
Bayerische Motoren Werke AG (BMW)	50,600	1,735,859
Daimler AG (Reg.)	58,300	2,081,391
Deutsche Bank AG	47,800	2,506,198
Deutsche Bank AG (NY Shares)	130,000	6,815,900
Deutsche Boerse AG	39,100	2,861,538
E.ON AG	180,400	6,044,902
Fresenius Medical Care AG & Co. KGaA (d)	58,100	2,258,904
GEA Group AG	134,400	1,749,417
Gerresheimer AG	36,700	875,314
MAN AG	41,700	2,560,803
Munich Re Group (Reg.)	33,900	4,635,436
Siemens AG (Reg.)	47,500	3,179,314
Wincor Nixdorf AG	10,700	531,376
TOTAL GERMANY		40,001,628
Greece - 0.1%
Public Power Corp. of Greece	37,400	720,758
Hong Kong - 0.4%
Cheung Kong Holdings Ltd.	224,000	2,310,694
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	237,000	$ 665,661
Techtronic Industries Co. Ltd.	379,000	224,140
TOTAL HONG KONG		3,200,495
India - 0.4%
Bharti Airtel Ltd. (a)	114,455	1,744,404
Infosys Technologies Ltd.	42,311	1,294,599
Titan Industries Ltd.	12,639	191,259
TOTAL INDIA		3,230,262
Ireland - 0.4%
CRH PLC	68,200	1,772,530
Paddy Power PLC (Ireland)	82,700	1,522,688
TOTAL IRELAND		3,295,218
Israel - 0.4%
Nice Systems Ltd. sponsored ADR (a)	52,600	1,347,086
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,300	1,988,217
TOTAL ISRAEL		3,335,303
Italy - 0.3%
Fiat SpA	232,500	2,272,407
Japan - 9.6%
Asics Corp.	224,000	1,456,528
Canon Marketing Japan, Inc.	132,200	1,598,970
Canon, Inc.	110,450	3,306,133
Daiwa Securities Group, Inc.	401,000	2,101,311
Denso Corp.	83,900	1,983,804
Eisai Co. Ltd.	34,200	918,009
Fanuc Ltd.	19,200	1,385,866
Fast Retailing Co. Ltd.	7,600	798,956
Honda Motor Co. Ltd.	113,700	3,333,043
JTEKT Corp.	93,600	903,008
Keyence Corp.	5,100	900,870
Misumi Group, Inc.	28,800	388,954
Mitsubishi Corp.	93,300	1,436,200
Mitsubishi UFJ Financial Group, Inc.	1,316,200	7,181,518
Mitsui & Co. Ltd.	128,400	1,362,228
Murata Manufacturing Co. Ltd.	30,500	1,236,436
NGK Insulators Ltd.	91,000	1,395,953
Nichi-iko Pharmaceutical Co. Ltd.	15,200	410,503
Nippon Building Fund, Inc.	157	1,275,905
Nippon Electric Glass Co. Ltd.	115,000	936,044
Nippon Steel Corp.	277,000	931,542
Nissan Motor Co. Ltd.	397,600	2,075,794
Nitori Co. Ltd.	5,400	303,926
Nomura Holdings, Inc.	639,000	3,857,057
NSK Ltd.	187,000	832,566
Omron Corp.	56,800	849,155
Point, Inc.	12,340	550,030
Promise Co. Ltd.	156,100	2,063,190
Rakuten, Inc.	4,160	2,116,915

	Shares	Value
Ricoh Co. Ltd.	241,000	$ 2,980,450
Sawai Pharmaceutical Co. Ltd.	9,100	421,846
Seven & i Holdings Co., Ltd.	51,800	1,170,802
Shin-Etsu Chemical Co., Ltd.	43,300	2,105,034
SMC Corp.	6,100	598,542
Softbank Corp.	142,000	2,247,007
Sony Corp. sponsored ADR	68,100	1,761,066
Sony Financial Holdings, Inc.	503	1,582,953
Sumitomo Mitsui Financial Group, Inc.	97,900	3,396,148
THK Co. Ltd.	100,600	1,395,542
Tokio Marine Holdings, Inc.	94,600	2,495,546
Tokyo Electron Ltd.	72,300	3,307,088
Toyota Motor Corp.	174,100	6,892,410
Tsumura & Co.	28,700	786,174
USS Co. Ltd.	18,810	852,612
TOTAL JAPAN		79,883,634
Korea (South) - 0.3%
NHN Corp. (a)	12,068	1,468,368
Samsung Electronics Co. Ltd.	2,169	1,004,733
TOTAL KOREA (SOUTH)		2,473,101
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A	70,200	1,655,316
SES SA (A Shares) FDR unit	146,242	2,597,793
Tenaris SA	54,700	687,837
TOTAL LUXEMBOURG		4,940,946
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	22,500	739,125
Netherlands - 1.4%
Akzo Nobel NV	39,300	1,643,098
ASML Holding NV:
(Netherlands)	87,800	1,841,914
(NY Shares)	55,000	1,163,250
Gemalto NV (a)	61,300	1,929,662
James Hardie Industries NV unit	304,018	1,016,837
Koninklijke Ahold NV	130,600	1,430,492
Koninklijke KPN NV	85,400	1,026,434
Royal DSM NV	52,000	1,612,208
TOTAL NETHERLANDS		11,663,895
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	78,000	3,821,220
Norway - 0.1%
Pronova BioPharma ASA (a)	296,200	742,911
Papua New Guinea - 0.2%
Oil Search Ltd.	510,037	1,902,450
Russia - 0.2%
OAO Gazprom sponsored ADR	85,400	1,511,580
Common Stocks - continued
	Shares	Value
Singapore - 0.2%
Ascendas Real Estate Investment Trust (A-REIT)	455,000	$ 411,820
Singapore Exchange Ltd.	330,000	1,397,568
TOTAL SINGAPORE		1,809,388
South Africa - 0.5%
MTN Group Ltd.	301,900	3,920,782
Spain - 1.2%
Banco Santander SA	191,400	1,818,491
Inditex SA	23,800	1,014,510
Red Electrica Corporacion SA	16,400	686,200
Telefonica SA	333,900	6,324,439
TOTAL SPAIN		9,843,640
Sweden - 0.3%
H&M Hennes & Mauritz AB (B Shares)	50,500	2,247,876
Switzerland - 5.1%
Actelion Ltd. (Reg.) (a)	73,636	3,353,950
BB BIOTECH AG	20,274	1,179,225
Credit Suisse Group sponsored ADR	83,600	3,200,208
Nestle SA (Reg.)	214,177	6,979,636
Nobel Biocare Holding AG (Switzerland)	59,700	1,216,737
Noble Corp.	204,000	5,575,320
Novartis AG sponsored ADR	24,100	913,631
Partners Group Holding	14,770	1,290,178
Roche Holding AG (participation certificate)	50,315	6,343,262
Sonova Holding AG	32,712	2,116,130
Syngenta AG (Switzerland)	9,050	1,931,581
UBS AG (For. Reg.)	164,736	2,262,300
Weatherford International Ltd. (a)	201,000	3,342,630
Zurich Financial Services AG (Reg.)	16,380	3,043,104
TOTAL SWITZERLAND		42,747,892
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,711,000	2,894,419
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	170,000	1,796,900
TOTAL TAIWAN		4,691,319
United Kingdom - 10.3%
Aberdeen Asset Management PLC	1,207,400	2,340,580
Aegis Group PLC	435,400	582,670
AstraZeneca PLC (United Kingdom)	70,700	2,474,663
Autonomy Corp. PLC (a)	105,100	2,204,084
BAE Systems PLC	251,200	1,320,881
Barclays PLC	487,600	1,978,961
BG Group PLC	144,200	2,301,704
BG Group PLC sponsored ADR	11,900	943,908
BHP Billiton PLC	346,600	7,190,987
BP PLC	399,400	2,821,364

	Shares	Value
British American Tobacco PLC (United Kingdom)	64,435	$ 1,553,386
Capita Group PLC	168,419	1,697,474
Carphone Warehouse Group PLC	320,600	701,826
Compass Group PLC	366,600	1,742,524
Cookson Group PLC	1,787,700	510,468
DSG International PLC	663,400	417,683
DSG International PLC	592,700	262,945
HSBC Holdings PLC:
(Hong Kong) (Reg.)	73,238	513,361
(United Kingdom) (Reg.)	1,019,957	7,250,665
Imperial Tobacco Group PLC	93,500	2,132,519
Informa PLC	504,100	2,202,452
InterContinental Hotel Group PLC	121,900	1,157,722
Man Group PLC	761,300	2,812,909
Misys PLC	451,700	921,582
NEXT PLC	74,500	1,781,249
Prudential PLC	376,900	2,165,488
Reckitt Benckiser Group PLC	84,000	3,296,198
Rio Tinto PLC (Reg.)	106,600	4,329,679
Royal Bank of Scotland Group PLC	579,508	353,544
Royal Dutch Shell PLC Class B	308,300	6,974,391
SSL International PLC	282,500	1,979,845
Standard Chartered PLC (United Kingdom)	250,064	3,866,866
Vodafone Group PLC	3,488,500	6,409,356
Vodafone Group PLC sponsored ADR	69,412	1,273,710
William Morrison Supermarkets PLC	332,700	1,204,693
Wolseley PLC	137,952	2,473,214
WPP PLC	164,900	1,127,813
Xstrata PLC	44,000	387,766
TOTAL UNITED KINGDOM		85,661,130
United States of America - 45.8%
3M Co.	45,000	2,592,000
Albemarle Corp.	25,000	670,500
Amazon.com, Inc. (a)	27,800	2,238,456
American Eagle Outfitters, Inc.	53,000	785,460
American Express Co.	32,000	807,040
Apple, Inc. (a)	131,600	16,559,228
Applied Materials, Inc.	92,000	1,123,320
Ashland, Inc.	35,000	768,600
AutoNation, Inc. (a)	39,000	690,690
AutoZone, Inc. (a)	2,000	332,780
Avnet, Inc. (a)	587,400	12,858,186
Baker Hughes, Inc.	13,000	462,540
Bank of America Corp.	257,900	2,303,047
Bemis Co., Inc.	13,000	312,520
Biogen Idec, Inc. (a)	49,900	2,412,166
BorgWarner, Inc.	313,800	9,084,510
Boston Private Financial Holdings, Inc.	35,000	161,350
Burlington Northern Santa Fe Corp.	48,000	3,239,040
Caterpillar, Inc.	51,000	1,814,580
Celanese Corp. Class A	242,000	5,043,280
Common Stocks - continued
	Shares	Value
United States of America - continued
Cephalon, Inc. (a)(d)	82,200	$ 5,393,142
Charles Schwab Corp.	48,000	887,040
Chevron Corp.	76,700	5,069,870
Cisco Systems, Inc. (a)	534,700	10,330,404
CME Group, Inc.	4,300	951,805
Coach, Inc.	64,000	1,568,000
Comcast Corp. Class A (special) (non-vtg.)	62,000	910,160
CSX Corp.	13,000	384,670
Cummins, Inc.	31,600	1,074,400
Dendreon Corp. (a)	40,000	848,000
Dow Chemical Co.	65,000	1,040,000
Eaton Corp.	129,000	5,650,200
Express Scripts, Inc. (a)	161,000	10,299,170
Fidelity National Financial, Inc. Class A	285,900	5,183,367
FMC Corp.	120,300	5,862,219
Ford Motor Co. (a)	210,000	1,255,800
Freeport-McMoRan Copper & Gold, Inc. Class B	121,600	5,186,240
General Electric Co.	401,900	5,084,035
Gilead Sciences, Inc. (a)	309,000	14,152,200
Goldman Sachs Group, Inc.	36,000	4,626,000
Google, Inc. Class A (sub. vtg.) (a)	47,700	18,887,768
Hewitt Associates, Inc. Class A (a)	82,000	2,571,520
Illinois Tool Works, Inc.	38,000	1,246,400
International Business Machines Corp.	55,800	5,759,118
JCPenney Co., Inc.	24,000	736,560
JPMorgan Chase & Co.	517,400	17,074,200
KLA-Tencor Corp.	41,000	1,137,340
Kohl's Corp. (a)	67,000	3,038,450
Lam Research Corp. (a)	131,000	3,652,280
Las Vegas Sands Corp. (a)	70,000	547,400
Louisiana-Pacific Corp.	223,000	907,610
Marriott International, Inc. Class A	73,000	1,719,880
McDonald's Corp.	48,000	2,557,920
McGraw-Hill Companies, Inc.	64,000	1,929,600
Mead Johnson Nutrition Co. Class A	13,300	375,725
Microsoft Corp.	75,000	1,519,500
Morgan Stanley	435,000	10,283,400
National Oilwell Varco, Inc. (a)	7,000	211,960
Nordstrom, Inc.	33,000	746,790
Norfolk Southern Corp.	15,000	535,200
Novellus Systems, Inc. (a)	125,000	2,257,500
O'Reilly Automotive, Inc. (a)	39,000	1,515,150
Occidental Petroleum Corp.	12,000	675,480
Omnicom Group, Inc.	5,000	157,350
Oracle Corp.	576,900	11,157,246
Owens-Illinois, Inc. (a)	35,000	853,650
PACCAR, Inc.	139,800	4,954,512
Packaging Corp. of America	50,000	793,500
Pactiv Corp. (a)	13,000	284,180
Parker Hannifin Corp.	31,000	1,405,850
Patterson-UTI Energy, Inc.	58,000	737,180

	Shares	Value
Philip Morris International, Inc.	92,000	$ 3,330,400
PNC Financial Services Group, Inc.	35,000	1,389,500
Procter & Gamble Co.	20,000	988,800
Pulte Homes, Inc.	49,390	568,479
QUALCOMM, Inc.	422,800	17,892,896
Quidel Corp. (a)	9,700	112,908
Qwest Communications International, Inc.	150,000	583,500
Regal-Beloit Corp.	28,300	1,149,829
Rock-Tenn Co. Class A	26,000	981,760
Rockwell Automation, Inc.	13,000	410,670
Rosetta Stone, Inc.	2,000	59,900
Sealed Air Corp.	123,000	2,344,380
Simon Property Group, Inc.	41,000	2,115,600
Southwestern Energy Co. (a)	107,000	3,837,020
Sprint Nextel Corp. (a)	2,007,000	8,750,520
Temple-Inland, Inc.	1,093,300	13,054,002
Tenet Healthcare Corp. (a)	200,000	450,000
Teradyne, Inc. (a)	375,000	2,227,500
The Coca-Cola Co.	233,600	10,056,480
The DIRECTV Group, Inc. (a)	261,400	6,464,422
The Travelers Companies, Inc.	32,000	1,316,480
The Walt Disney Co.	30,000	657,000
TJX Companies, Inc.	122,000	3,412,340
Union Pacific Corp.	375,600	18,456,984
Varian Semiconductor Equipment Associates, Inc. (a)	60,649	1,552,008
Visa, Inc.	115,700	7,515,872
Wal-Mart Stores, Inc.	117,600	5,927,040
Walgreen Co.	62,000	1,948,660
Wells Fargo & Co.	467,900	9,362,679
Wilmington Trust Corp., Delaware	181,000	2,626,310
Wyndham Worldwide Corp.	25,000	292,000
TOTAL UNITED STATES OF AMERICA		380,082,173
TOTAL COMMON STOCKS (Cost $824,929,216)		792,362,302
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.5%
Fresenius SE (non-vtg.)	79,700	4,066,332
Italy - 0.2%
Intesa Sanpaolo SpA	864,400	1,919,171
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,760,456)		5,985,503
Convertible Bonds - 0.7%
	Principal Amount
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 890,000	1,238,613
Convertible Bonds - continued
	Principal Amount	Value
Luxembourg - 0.1%
ArcelorMittal SA 5% 5/15/14	$ 460,000	$ 475,028
United States of America - 0.5%
Alcoa, Inc. 5.25% 3/15/14	560,000	883,400
Johnson Controls, Inc. 6.5% 9/30/12	620,000	1,115,450
Micron Technology, Inc. 4.25% 10/15/13	320,000	372,800
Sunpower Corp. 4.75% 4/15/14	530,000	623,969
Textron, Inc. 4.5% 5/1/13	330,000	357,819
United States Steel Corp. 4% 5/15/14	770,000	821,975
TOTAL UNITED STATES OF AMERICA		4,175,413
TOTAL CONVERTIBLE BONDS (Cost $4,543,650)		5,889,054
Government Obligations - 0.2%

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.22% 5/7/09 to 5/28/09 (e) (Cost $1,594,804)	1,595,000	1,594,965
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	21,869,561	21,869,561
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	4,665,950	4,665,950
TOTAL MONEY MARKET FUNDS (Cost $26,535,511)		26,535,511
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $866,363,637)		832,367,335
NET OTHER ASSETS - (0.3)%		(2,618,775)
NET ASSETS - 100%		$ 829,748,560
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
44 Nikkei 225 Index Contracts (Japan)	June 2009	$ 3,953,953	$ 424,780
106 TOPIX 150 Index Contracts (Japan)	June 2009	9,041,635	1,359,243
TOTAL EQUITY INDEX CONTRACTS		$ 12,995,588	$ 1,784,023

The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,564,965.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 248,376
Fidelity Securities Lending Cash Central Fund	41,797
Total	$ 290,173
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 832,367,335	$ 495,271,826	$ 337,095,509	$ -
Other Financial Instruments*	$ 1,784,023	$ 1,784,023	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 336,547
Total Realized Gain (Loss)	(1,382,609)
Total Unrealized Gain (Loss)	1,180,463
Cost of Purchases	-
Proceeds of Sales	(134,401)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the Fund had a capital loss carryforward of approximately $115,059,396 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,520,646) - See accompanying schedule: Unaffiliated issuers (cost $839,828,126)	$ 805,831,824
Fidelity Central Funds (cost $26,535,511)	26,535,511
Total Investments (cost $866,363,637)		$ 832,367,335
Foreign currency held at value (cost $46,089)		46,447
Receivable for investments sold		41,982,015
Receivable for fund shares sold		659,782
Dividends receivable		2,566,815
Interest receivable		11,081
Distributions receivable from Fidelity Central Funds		20,115
Receivable for daily variation on futures contracts		496,865
Prepaid expenses		7,408
Other receivables		117,651
Total assets		878,275,514

Liabilities
Payable to custodian bank	$ 45,354
Payable for investments purchased	42,207,066
Payable for fund shares redeemed	720,562
Accrued management fee	576,475
Distribution fees payable	262
Other affiliated payables	231,529
Other payables and accrued expenses	79,756
Collateral on securities loaned, at value	4,665,950
Total liabilities		48,526,954

Net Assets		$ 829,748,560
Net Assets consist of:
Paid in capital		$ 1,198,985,391
Undistributed net investment income		3,220,558
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(340,183,429)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(32,273,960)
Net Assets		$ 829,748,560

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($148,111 ÷ 12,086 shares)	$ 12.25

Maximum offering price per share (100/94.25 of $12.25)	$ 13.00
Class T: Net Asset Value and redemption price per share ($112,684 ÷ 9,199 shares)	$ 12.25

Maximum offering price per share (100/96.50 of $12.25)	$ 12.69
Class B: Net Asset Value, offering price and redemption price per share ($121,437 ÷ 9,924 shares)	$ 12.24

Class C: Net Asset Value, offering price and redemption price per share ($124,855 ÷ 10,203 shares)	$ 12.24

Worldwide: Net Asset Value, offering price and redemption price per share ($829,128,774 ÷ 67,641,268 shares)	$ 12.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($112,699 ÷ 9,191 shares)	$ 12.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 10,902,640
Interest		13,849
Income from Fidelity Central Funds		290,173
		11,206,662
Less foreign taxes withheld		(476,468)
Total income		10,730,194

Expenses
Management fee Basic fee	$ 2,879,647
Performance adjustment	645,595
Transfer agent fees	1,239,076
Distribution fees	563
Accounting and security lending fees	192,708
Custodian fees and expenses	72,347
Independent trustees' compensation	2,924
Registration fees	87,482
Audit	39,162
Legal	2,564
Miscellaneous	8,851
Total expenses before reductions	5,170,919
Expense reductions	(131,441)	5,039,478
Net investment income (loss)		5,690,716
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(191,977,593)
Foreign currency transactions	(339,908)
Futures contracts	(1,613,932)
Total net realized gain (loss)		(193,931,433)
Change in net unrealized appreciation (depreciation) on: Investment securities	114,980,429
Assets and liabilities in foreign currencies	(18,298)
Futures contracts	1,784,023
Total change in net unrealized appreciation (depreciation)		116,746,154
Net gain (loss)		(77,185,279)
Net increase (decrease) in net assets resulting from operations		$ (71,494,563)

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,690,716	$ 12,367,196
Net realized gain (loss)	(193,931,433)	(143,763,130)
Change in net unrealized appreciation (depreciation)	116,746,154	(564,532,626)
Net increase (decrease) in net assets resulting from operations	(71,494,563)	(695,928,560)
Distributions to shareholders from net investment income	(11,746,083)	(8,541,065)
Distributions to shareholders from net realized gain	-	(169,398,247)
Total distributions	(11,746,083)	(177,939,312)
Share transactions - net increase (decrease)	(21,915,478)	35,066,852
Redemption fees	19,337	83,803
Total increase (decrease) in net assets	(105,136,787)	(838,717,217)

Net Assets
Beginning of period	934,885,347	1,773,602,564
End of period (including undistributed net investment income of $3,220,558 and undistributed net investment income of $10,091,805, respectively)	$ 829,748,560	$ 934,885,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.37
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 12.25
Total Return B, C, D	12.59%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.48% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148
Portfolio turnover rate G	267% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.37
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 12.25
Total Return B,C, D	12.59%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A
Expenses net of fee waivers, if any	1.74%A
Expenses net of all reductions	1.72%A
Net investment income (loss)	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113
Portfolio turnover rate G	267%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.36
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 12.24
Total Return B, C	12.50%
Ratios to Average Net Assets E, H
Expenses before reductions	2.25% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.23% A
Net investment income (loss)	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121
Portfolio turnover rate F	267% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.36
Redemption fees added to paid in capitalD, I	-
Net asset value, end of period	$ 12.24
Total Return B, C	12.50%
Ratios to Average Net Assets E, H
Expenses before reductions	2.25% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.23% A
Net investment income (loss)	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125
Portfolio turnover rate F	267% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 25.18	$ 21.82	$ 19.05	$ 16.72	$ 15.30
Income from Investment Operations
Net investment income (loss) D	.08	.16	.14	.17	.15 G	.05 H
Net realized and unrealized gain (loss)	(1.05)	(9.44)	6.05	3.74	2.30	1.44
Total from investment operations	(0.97)	(9.28)	6.19	3.91	2.45	1.49
Distributions from net investment income	(.17)	(.12)	(.17)	(.10)	(.10)	(.07)
Distributions from net realized gain	-	(2.38)	(2.66)	(1.04)	(.02)	-
Total distributions	(.17)	(2.50)	(2.83)	(1.14)	(.12)	(.07)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 13.40	$ 25.18	$ 21.82	$ 19.05	$ 16.72
Total Return B, C	(7.20)%	(40.66)%	31.87%	21.31%	14.71%	9.77%
Ratios to Average Net Assets E, I
Expenses before reductions	1.29% A	1.21%	1.04%	1.08%	1.07%	1.23%
Expenses net of fee waivers, if any	1.28%A	1.21%	1.04%	1.08%	1.07%	1.23%
Expenses net of all reductions	1.26%A	1.19%	1.02%	1.02%	1.01%	1.19%
Net investment income (loss)	1.42%A	.84%	.66%	.85%	.82% G	.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 829,129	$ 934,885	$ 1,773,603	$ 1,328,219	$ 1,181,044	$ 1,064,162
Portfolio turnover rate F	267%A	264%	128%	205%	93%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .25%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.38
Redemption fees added to paid in capitalD, I	-
Net asset value, end of period	$ 12.26
Total Return B, C	12.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.23% A
Expenses net of fee waivers, if any	1.23%A
Expenses net of all reductions	1.21%A
Net investment income (loss)	2.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113
Portfolio turnover rate F	267%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Worldwide and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Worldwide on February 19, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 71,860,193
Unrealized depreciation	(136,640,711)
Net unrealized appreciation (depreciation)	$ (64,780,518)
Cost for federal income tax purposes	$ 897,147,853

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,026,526,266 and $1,028,074,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20 of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 55	$ 50
Class T	.25%	.25%	99	99
Class B	.75%	.25%	203	202
Class C	.75%	.25%	206	199
			$ 563	$ 550

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 150
Class T	3
Total	$ 153

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 65.29
Class T	53.26
Class B	57.28
Class C	58.28
Worldwide	1,238,794.31
Institutional Class	49.24
	$ 1,239,076

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,238 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,569 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end is disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $41,797.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Worldwide operating expenses. During the period, this reimbursement reduced the Fund's expenses by $57,475.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $73,426 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $540.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Worldwide	$ 11,746,083	$ 8,541,065
From net realized gain
Worldwide	$ -	$ 169,398,247

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A A
Shares sold	12,086	-	$ 133,845	$ -
Class T A
Shares sold	9,199	-	$ 100,097	$ -
Class B A
Shares sold	9,924	-	$ 108,670	$ -
Class C A
Shares sold	10,203	-	$ 111,994	$ -
Worldwide
Shares sold	5,281,716	15,425,394	$ 61,622,080	$ 303,265,276
Reinvestment of distributions	959,834	7,926,720	11,413,264	172,247,752
Shares redeemed	(8,347,452)	(24,051,522)	(95,505,428)	(440,446,176)
Net increase (decrease)	(2,105,902)	(699,408)	$ (22,470,084)	$ 35,066,852
Institutional Class A
Shares sold	9,191	-	$ 100,000	$ -

A Share transactions are for the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Diversified International Fund, Overseas Fund, and Worldwide Fund

The Northern Trust Company
Chicago, IL

International Capital Appreciation Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IBD-USAN-0609
1.784910.106

Fidelity
Diversified International
Fund -
Class K

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Diversified International

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Diversified International	1.02%
Actual		$ 1,000.00	$ 971.00	$ 4.98
Hypothetical A		$ 1,000.00	$ 1,019.74	$ 5.11
Class K	.77%
Actual		$ 1,000.00	$ 972.50	$ 3.77
Hypothetical A		$ 1,000.00	$ 1,020.98	$ 3.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Diversified International

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United Kingdom	17.3%
Japan	15.4%
Switzerland	11.3%
United States of America	8.6%
Germany	7.9%
France	7.7%
Canada	6.4%
Spain	4.0%
Italy	2.9%
Other	18.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom	15.6%
Switzerland	12.7%
United States of America	12.2%
Japan	10.6%
Germany	9.7%
France	7.1%
Canada	6.9%
Spain	3.9%
Australia	3.1%
Other	18.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.2	94.1
Short-Term Investments and Net Other Assets	2.8	5.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.4	2.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	1.7
Telefonica SA (Spain, Diversified Telecommunication Services)	1.9	2.0
E.ON AG (Germany, Electric Utilities)	1.6	2.2
Toyota Motor Corp. sponsored ADR (Japan, Automobiles)	1.6	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.8
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.4	1.7
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	1.3	1.3
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.2	0.6
Anheuser-Busch InBev NV (Belgium, Beverages)	1.2	0.8
	16.0
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.6	17.3
Consumer Staples	11.2	13.8
Health Care	10.7	13.3
Industrials	10.8	11.1
Consumer Discretionary	10.5	6.9
Information Technology	9.8	7.4
Energy	9.5	7.7
Materials	7.4	5.5
Telecommunication Services	6.7	5.8
Utilities	4.0	5.2

Semiannual Report

Diversified International

Investments April 30, 2009

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 2.8%
AMP Ltd.	9,120,417	$ 34,417,253
BHP Billiton Ltd. sponsored ADR (d)	5,901,000	284,074,140
Brambles Ltd.	4,000,000	17,217,728
Computershare Ltd.	2,000,000	13,291,388
CSL Ltd.	10,100,000	252,770,498
Newcrest Mining Ltd.	2,500,000	54,423,435
QBE Insurance Group Ltd.	7,578,885	120,076,133
TOTAL AUSTRALIA		776,270,575
Belgium - 1.2%
Anheuser-Busch InBev NV (d)	10,332,600	316,219,878
Anheuser-Busch InBev NV (strip VVPR) (a)	5,339,200	13,955
TOTAL BELGIUM		316,233,833
Bermuda - 0.6%
Clear Media Ltd. (a)	22,325,000	6,733,395
Covidien Ltd.	1,950,000	64,311,000
Huabao International Holdings Ltd.	21,290,000	15,048,901
Seadrill Ltd.	8,625,000	92,038,617
TOTAL BERMUDA		178,131,913
Brazil - 0.9%
BR Malls Participacoes SA (a)	3,161,900	23,682,262
Itau Unibanco Banco Multiplo SA ADR	4,900,000	67,277,000
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,300,000	43,641,000
Redecard SA	2,710,600	34,146,656
Vivo Participacoes SA sponsored ADR	5,000,000	79,800,000
TOTAL BRAZIL		248,546,918
Canada - 6.4%
Agnico-Eagle Mines Ltd. (Canada)	896,500	39,631,573
Barrick Gold Corp.	1,286,600	37,252,906
Canadian Imperial Bank of Commerce	550,000	24,691,808
Canadian Natural Resources Ltd.	5,700,000	262,775,613
Canadian Pacific Railway Ltd.	2,900,000	103,775,403
EnCana Corp.	4,500,000	206,247,643
Flint Energy Services Ltd. (a)	1,000,000	5,631,678
Niko Resources Ltd. (e)	3,885,100	196,623,666
Open Text Corp. (a)	750,000	24,701,446
OZ Optics Ltd. unit (a)(f)	102,000	481,440
Petro-Canada	500,000	15,780,432
Petrobank Energy & Resources Ltd. (a)(e)	5,475,000	117,690,132
Research In Motion Ltd. (a)	2,900,000	201,550,012
Rogers Communications, Inc. Class B (non-vtg.)	2,250,000	55,285,984
Royal Bank of Canada	700,000	24,814,582
Shoppers Drug Mart Corp.	600,000	21,697,046
Silver Wheaton Corp. (a)	4,408,000	33,801,131
Sun Life Financial, Inc.	1,200,000	28,057,825
Suncor Energy, Inc.	8,400,000	211,399,120
Toronto-Dominion Bank	600,000	23,683,218
Trican Well Service Ltd. (e)	7,425,000	57,184,790

	Shares	Value
Ultra Petroleum Corp. (a)	1,000,000	$ 42,800,000
Westernzagros Resources Ltd. (a)	7,000,000	4,634,402
Yamana Gold, Inc.	2,945,900	23,108,003
TOTAL CANADA		1,763,299,853
Cayman Islands - 0.0%
China Medical Technologies, Inc. sponsored ADR	300,000	5,862,000
China - 0.2%
China Coal Energy Co. Ltd. (H Shares)	20,000,000	17,069,033
China Shenhua Energy Co. Ltd. (H Shares)	10,000,000	27,648,178
Focus Media Holding Ltd. ADR (a)(d)	2,300,000	14,490,000
Global Bio-Chem Technology Group Co. Ltd.	36,981,600	5,020,510
TOTAL CHINA		64,227,721
Denmark - 1.2%
Carlsberg AS Series B (d)	1,589,433	76,415,424
Genmab AS (a)	750,000	28,904,151
Novo Nordisk AS Series B	3,346,800	159,235,136
Vestas Wind Systems AS (a)(f)	845,000	55,756,012
TOTAL DENMARK		320,310,723
Finland - 0.4%
Nokia Corp. sponsored ADR	6,900,000	97,566,000
Nokian Tyres PLC	800,000	12,630,287
TOTAL FINLAND		110,196,287
France - 7.7%
Accor SA	1,150,000	48,645,472
Alstom SA	1,562,270	97,362,172
AXA SA sponsored ADR (d)	9,000,000	154,620,000
BNP Paribas SA	2,264,876	119,200,184
Bouygues SA (d)	2,600,000	110,886,235
Cap Gemini SA (d)	6,300,000	235,433,091
Carrefour SA (d)	1,000,000	40,536,253
CNP Assurances (d)	400,000	31,529,883
Credit Agricole SA	82,000	1,198,649
Danone	599,550	28,511,029
Dassault Aviation SA (d)	36,265	14,682,014
Electricite de France	850,000	39,362,229
Essilor International SA	2,100,000	90,452,954
Financiere Marc de Lacharriere SA (Fimalac)	1,350,000	63,991,716
GDF Suez (d)	3,239,000	115,560,206
L'Air Liquide SA	14,500	1,179,532
LVMH Moet Hennessy - Louis Vuitton	900,000	67,930,917
Neopost SA	600,000	50,795,910
Nexans SA	500,406	23,177,302
Pernod Ricard SA	2,350,000	138,770,858
Pernod Ricard SA rights 4/29/09 (a)	2,350,000	10,030,278
PPR SA (d)	2,300,000	176,163,251
Renault SA	1,028,200	32,960,221
Common Stocks - continued
	Shares	Value
France - continued
Sanofi-Aventis (d)	1,150,000	$ 66,055,290
Schneider Electric SA (d)	500,000	38,039,149
Societe Generale Series A	1,534,100	78,384,842
Total SA Series B	3,545,300	177,344,818
Vallourec SA	14,900	1,628,163
Vivendi (d)	2,500,000	67,204,844
TOTAL FRANCE		2,121,637,462
Germany - 7.7%
adidas AG (d)	2,150,000	80,416,062
Allianz AG sponsored ADR (d)	16,000,000	144,960,000
BASF AG (d)	1,922,500	71,781,297
Bayer AG (d)	2,520,860	123,904,413
Bayerische Motoren Werke AG (BMW)	1,522,600	52,233,586
Daimler AG (Reg.)	1,018,000	36,344,009
Deutsche Bank AG	30,100	1,578,171
Deutsche Boerse AG	760,400	55,649,959
E.ON AG (d)	13,266,740	444,546,250
Fresenius Medical Care AG & Co. KGaA (d)	2,182,700	84,862,482
Fresenius SE (d)	3,000,000	122,950,988
GEA Group AG	4,500,000	58,574,227
GFK AG	1,600,000	37,136,217
K&S AG	10,350	616,117
Linde AG	2,715,100	214,069,043
Munich Re Group (Reg.) (d)	1,500,000	205,107,810
RWE AG (d)	1,190,000	84,897,474
SAP AG	500,000	19,044,758
Siemens AG:
(Reg.)	27,000	1,807,189
sponsored ADR (d)	3,700,300	247,661,079
Volkswagen AG	100,000	31,264,418
TOTAL GERMANY		2,119,405,549
Hong Kong - 0.9%
China Mobile (Hong Kong) Ltd. sponsored ADR	1,350,000	58,266,000
China Unicom (Hong Kong) Ltd. sponsored ADR	1,750,000	20,247,500
Esprit Holdings Ltd.	7,000,000	42,890,732
Hong Kong Exchange & Clearing Ltd.	2,000,000	23,036,762
Hutchison Whampoa Ltd.	10,000,000	58,899,658
Li & Fung Ltd.	5,000,000	14,047,066
Sun Hung Kai Properties Ltd.	3,000,000	31,013,267
TOTAL HONG KONG		248,400,985
India - 2.0%
Bharti Airtel Ltd. (a)	5,100,000	77,728,879
HDFC Bank Ltd.	400,000	8,923,456
Infosys Technologies Ltd.	5,800,000	177,463,830
Reliance Industries Ltd.	4,500,000	164,933,016
Satyam Computer Services Ltd.	18,000,000	17,050,769

	Shares	Value
State Bank of India	4,000,000	$ 103,877,211
Union Bank of India	1,500,000	4,989,948
TOTAL INDIA		554,967,109
Indonesia - 0.2%
PT Indosat Tbk sponsored ADR	1,198,644	31,224,676
PT Perusahaan Gas Negara Tbk Series B	130,000,000	31,811,884
TOTAL INDONESIA		63,036,560
Ireland - 1.2%
CRH PLC	5,808,713	150,969,472
Ryanair Holdings PLC sponsored ADR (a)(d)	6,225,000	170,253,750
TOTAL IRELAND		321,223,222
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,600,000	70,224,000
Italy - 2.7%
A2A SpA	10,000,000	16,432,531
ENI SpA	47,800	1,025,475
ENI SpA sponsored ADR	5,200,000	221,988,000
Fiat SpA	26,357,100	257,608,849
Finmeccanica SpA	110,500	1,556,220
Impregilo SpA	8,000,000	22,642,277
Intesa Sanpaolo SpA	34,486,700	109,840,695
Prysmian SpA	2,000,000	24,312,191
UniCredit SpA	31,000,000	75,464,175
TOTAL ITALY		730,870,413
Japan - 15.4%
Canon, Inc. sponsored ADR (d)	7,150,000	216,001,500
Daiichi Sankyo Kabushiki Kaisha	3,093,600	51,741,012
Daiwa Securities Group, Inc.	6,000,000	31,441,064
Denso Corp.	5,875,900	138,934,842
East Japan Railway Co.	1,350,000	76,090,893
FamilyMart Co. Ltd.	2,000,000	55,048,866
Fanuc Ltd.	1,700,000	122,706,887
Fast Retailing Co. Ltd.	400,000	42,050,296
Honda Motor Co. Ltd.	5,000,000	146,571,804
Hoya Corp.	1,999,500	34,696,540
Ibiden Co. Ltd.	1,000,000	29,249,992
Japan Tobacco, Inc.	35,575	89,401,033
JSR Corp.	4,000,000	48,749,955
Kao Corp.	1,300,000	24,320,357
Keyence Corp.	880,000	155,444,310
Konica Minolta Holdings, Inc.	6,500,000	53,707,181
Kubota Corp.	8,000,000	48,095,662
Kyocera Corp.	813,700	63,211,562
Mitsubishi Corp.	8,500,000	130,843,512
Mitsubishi Estate Co. Ltd.	3,500,000	45,760,624
Mitsubishi UFJ Financial Group, Inc.	62,250,000	339,651,631
Mitsui & Co. Ltd.	12,250,000	129,963,332
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui Fudosan Co. Ltd.	2,500,000	$ 31,464,129
Murata Manufacturing Co. Ltd.	2,480,800	100,568,902
NGK Insulators Ltd.	5,500,000	84,370,813
Nikon Corp.	4,300,000	57,003,417
Nintendo Co. Ltd.	280,000	75,375,999
Nippon Telegraph & Telephone Corp.	1,600,000	60,304,089
Nitto Denko Corp.	2,570,100	59,875,034
Nomura Holdings, Inc.	18,000,000	108,649,481
NTT DoCoMo, Inc.	30,000	41,872,298
Omron Corp.	2,382,000	35,610,705
Promise Co. Ltd.	1,500,000	19,825,655
Rakuten, Inc.	85,000	43,254,274
Ricoh Co. Ltd.	4,000,000	49,468,043
ROHM Co. Ltd.	1,451,100	89,016,439
Sankyo Co. Ltd. (Gunma)	1,100,000	55,814,849
Seven & i Holdings Co., Ltd.	4,500,000	101,710,638
Sharp Corp.	5,894,000	62,077,990
Shin-Etsu Chemical Co., Ltd.	500,000	24,307,557
Sony Corp. sponsored ADR	2,000,000	51,720,000
Sony Financial Holdings, Inc.	38,379	120,779,610
Sumitomo Corp.	5,000,000	43,533,691
Sumitomo Metal Industries Ltd.	12,500,000	29,289,084
Sumitomo Mitsui Financial Group, Inc.	4,500,000	156,104,860
TDK Corp.	1,476,700	67,361,813
THK Co. Ltd.	5,000,000	69,360,942
Tokai Carbon Co. Ltd.	6,000,000	26,913,974
Tokyo Electron Ltd.	900,000	41,167,065
Toyota Motor Corp. sponsored ADR (d)	5,400,000	427,464,000
Yahoo! Japan Corp. (d)	100,000	24,969,756
TOTAL JAPAN		4,232,917,962
Korea (South) - 1.3%
Amorepacific Corp.	139,531	74,678,600
LG Household & Health Care Ltd.	200,000	27,621,297
NHN Corp. (a)	1,000,000	121,674,552
Samsung Electronics Co. Ltd.	280,000	129,702,724
TOTAL KOREA (SOUTH)		353,677,173
Luxembourg - 0.5%
ArcelorMittal SA (NY Shares) Class A	1,750,000	41,265,000
SES SA FDR (France) unit	5,630,000	101,604,441
TOTAL LUXEMBOURG		142,869,441
Malaysia - 0.1%
DiGi.com Bhd	6,500,000	40,716,292
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	2,925,000	96,086,250
Grupo Televisa SA de CV (CPO) sponsored ADR	3,700,000	57,276,000
TOTAL MEXICO		153,362,250

	Shares	Value
Netherlands - 0.8%
Akzo Nobel NV	755,800	$ 31,599,316
Gemalto NV (a)	1,700,000	53,514,277
Koninklijke KPN NV	8,702,900	104,601,299
Unilever NV (Certificaten Van Aandelen)	2,000,000	39,564,359
TOTAL NETHERLANDS		229,279,251
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	2,890,200	141,590,898
Norway - 0.6%
DnB Nor ASA	6,475,200	40,297,133
Pronova BioPharma ASA (a)	13,141,107	32,959,719
Telenor ASA	13,000,000	80,835,986
TOTAL NORWAY		154,092,838
Papua New Guinea - 0.5%
Lihir Gold Ltd. (a)	66,000,000	143,965,800
Russia - 0.0%
Lukoil Oil Co. sponsored ADR	17,000	750,040
South Africa - 0.7%
Impala Platinum Holdings Ltd.	7,000,000	133,788,744
MTN Group Ltd.	4,500,000	58,441,606
TOTAL SOUTH AFRICA		192,230,350
Spain - 4.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	2,641,935	28,585,737
Banco Santander SA	150,000	1,425,149
Banco Santander SA sponsored ADR (d)	9,700,000	88,755,000
Enagas SA	5,000,649	86,917,637
Grupo Acciona SA	290,000	29,641,546
Grupo Ferrovial SA	2,300,000	66,677,924
Iberdrola SA	7,000,000	55,109,106
Inditex SA	3,400,000	144,930,011
Red Electrica Corporacion SA	1,700,000	71,130,510
Repsol YPF SA	13,200	250,835
Telefonica SA	27,546,700	521,765,288
TOTAL SPAIN		1,095,188,743
Sweden - 0.4%
Assa Abloy AB (B Shares)	2,499,600	29,423,234
Svenska Cellulosa AB (SCA) (B Shares) (d)	2,867,000	27,638,452
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	4,700,000	40,091,000
TOTAL SWEDEN		97,152,686
Switzerland - 11.3%
ABB Ltd. (Reg.)	4,155,221	58,807,271
Actelion Ltd. (Reg.) (a)	4,327,040	197,086,710
Alcon, Inc.	1,400,000	128,814,000
ARYZTA AG (a)	2,000,000	57,911,490
Common Stocks - continued
	Shares	Value
Switzerland - continued
Compagnie Financiere Richemont Series A	50,000	$ 894,845
Credit Suisse Group (Reg.)	1,500,000	57,421,548
Geberit AG (Reg.)	8,500	905,651
Julius Baer Holding Ltd.	923,741	30,295,073
Kuehne & Nagel International AG	1,200,000	90,165,474
Lonza Group AG	613,900	56,303,252
Nestle SA (Reg.)	20,121,121	655,710,425
Nobel Biocare Holding AG (Switzerland)	1,600,000	32,609,363
Novartis AG:
(Reg.)	22,805	862,904
sponsored ADR	4,350,000	164,908,500
Roche Holding AG (participation certificate)	3,312,277	417,582,054
Schindler Holding AG (Reg.)	1,300,000	67,198,980
SGS Societe Generale de Surveillance Holding SA (Reg.)	132,800	148,885,125
Sonova Holding AG	2,300,000	148,786,318
Sulzer AG (Reg.)	885,300	48,103,813
Swiss Reinsurance Co. (Reg.)	28,500	676,330
Syngenta AG:
sponsored ADR	3,000,000	127,950,000
(Switzerland)	7,420	1,583,683
Tecan Group AG (e)	1,100,000	34,930,201
Transocean Ltd. (a)	1,400,000	94,472,000
UBS AG (NY Shares)	15,000,000	204,600,000
Zurich Financial Services AG (Reg.)	1,502,143	279,070,670
TOTAL SWITZERLAND		3,106,535,680
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	30,000,000	86,581,007
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,000,000	84,560,000
TOTAL TAIWAN		171,141,007
United Kingdom - 17.3%
Aberdeen Asset Management PLC	11,000,000	21,323,818
AstraZeneca PLC (United Kingdom)	4,800,000	168,011,052
BAE Systems PLC	5,652,600	29,722,968
Barclays PLC	12,900,000	52,355,606
Bellway PLC	2,450,000	25,801,854
BG Group PLC	7,657,000	122,220,174
BHP Billiton PLC	4,093,000	84,918,373
Bovis Homes Group PLC (e)	7,250,000	49,080,936
BP PLC sponsored ADR	4,003,300	169,980,118
British American Tobacco PLC:
(United Kingdom)	1,344,200	32,405,702
sponsored ADR	4,830,000	234,834,600
British Land Co. PLC	6,468,000	40,797,441
Cadbury PLC	9,000,000	67,270,819
Capita Group PLC	23,500,451	236,858,081
Centrica PLC	3,437,500	11,488,506

	Shares	Value
easyJet PLC (a)(e)	29,000,000	$ 134,765,321
Experian PLC	16,500,000	108,606,090
HSBC Holdings PLC:
(United Kingdom) (Reg.)	345,271	2,454,461
sponsored ADR (d)	10,050,000	357,780,000
Imperial Tobacco Group PLC	5,696,600	129,926,274
Inchcape PLC (d)	121,790,000	28,241,383
Informa PLC (e)	27,000,000	117,965,087
International Power PLC	22,504,800	82,212,545
Johnson Matthey PLC	1,000,000	17,652,031
Kingfisher PLC	15,000,000	40,817,990
Man Group PLC	40,300,000	148,903,514
Marks & Spencer Group PLC	5,000,000	24,761,985
Misys PLC	15,000,355	30,604,504
National Grid PLC	8,000,000	66,442,685
NEXT PLC	1,500,000	35,864,068
Pearson PLC	7,000,000	72,203,452
Persimmon PLC (d)	4,200,000	23,417,602
Prudential PLC	15,300,000	87,906,512
Reckitt Benckiser Group PLC	9,540,500	374,373,583
Redrow PLC	4,650,000	13,690,327
Rio Tinto PLC:
(Reg.)	59,500	2,416,660
sponsored ADR (d)	1,000,000	162,950,000
Royal Dutch Shell PLC:
Class A (United Kingdom)	161,000	3,705,258
Class A sponsored ADR	1,900,000	86,792,000
Class B ADR	2,150,000	97,825,000
SSL International PLC	1,500,000	10,512,450
Standard Chartered PLC (United Kingdom)	10,129,600	156,639,105
Tesco PLC	59,000,000	292,224,983
Vodafone Group PLC	725,000	1,332,029
Vodafone Group PLC sponsored ADR	29,000,000	532,150,000
Wolseley PLC	2,027,000	36,340,216
WPP PLC	10,000,000	68,393,760
Xstrata PLC	7,500,000	66,096,406
TOTAL UNITED KINGDOM		4,763,037,329
United States of America - 5.8%
Allergan, Inc.	3,350,000	156,311,000
American Capital Ltd.	1,937,926	5,988,191
AMETEK, Inc.	900,000	28,989,000
Bank of New York Mellon Corp.	1,977,700	50,391,796
Baxter International, Inc.	550,000	26,675,000
C.R. Bard, Inc.	900,000	64,467,000
Coach, Inc.	2,512,500	61,556,250
Cummins, Inc.	1,100,000	37,400,000
Danaher Corp.	450,000	26,298,000
Express Scripts, Inc. (a)	650,000	41,580,500
Goldman Sachs Group, Inc.	1,178,000	151,373,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Google, Inc. Class A (sub. vtg.) (a)	306,800	$ 121,483,596
Henry Schein, Inc. (a)	900,000	36,936,000
JPMorgan Chase & Co.	4,434,900	146,351,700
Medco Health Solutions, Inc. (a)	800,000	34,840,000
Morgan Stanley	3,290,400	77,785,056
Newmont Mining Corp.	1,000,000	40,240,000
Philip Morris International, Inc.	4,000,000	144,800,000
PNC Financial Services Group, Inc.	992,600	39,406,220
Synthes, Inc.	1,129,968	114,295,871
Titanium Metals Corp. (d)	2,000,000	13,580,000
Visa, Inc.	1,800,000	116,928,000
Wells Fargo & Co.	2,531,180	50,648,912
TOTAL UNITED STATES OF AMERICA		1,588,325,092
TOTAL COMMON STOCKS (Cost $30,335,931,663)		26,619,677,955
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(f)	198,000	2
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	792,000	16,477,942
Porsche Automobil Holding SE	499,520	35,636,963
TOTAL GERMANY		52,114,905
Italy - 0.2%
Fiat SpA	2,209,000	12,666,777
Intesa Sanpaolo SpA	22,000,000	48,845,177
TOTAL ITALY		61,511,954
TOTAL NONCONVERTIBLE PREFERRED STOCKS		113,626,859
TOTAL PREFERRED STOCKS (Cost $201,983,143)		113,626,861
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.29% 5/14/09 to 5/28/09 (Cost $14,498,294)	$ 14,500,000	14,499,761
Money Market Funds - 9.9%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	653,110,639	$ 653,110,639
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,061,557,162	2,061,557,162
TOTAL MONEY MARKET FUNDS (Cost $2,714,667,801)		2,714,667,801
TOTAL INVESTMENT PORTFOLIO - 107.2% (Cost $33,267,080,901)		29,462,472,378
NET OTHER ASSETS - (7.2)%		(1,974,292,130)
NET ASSETS - 100%		$ 27,488,180,248
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,237,454 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Vestas Wind Systems AS	4/29/09	$ 48,547,670
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,200,999
Fidelity Securities Lending Cash Central Fund	9,172,911
Total	$ 16,373,910
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bovis Homes Group PLC	$ 36,892,190	$ 2,746,800	$ -	$ -	$ 49,080,936
easyJet PLC	149,638,996	4,142,767	8,126,292	-	134,765,321
European Capital Ltd.	13,349,451	-	-	-	-
Flint Energy Services Ltd.	20,173,329	-	11,966,493	-	-
Informa PLC	91,463,882	-	-	-	117,965,087
Niko Resources Ltd.	194,858,186	-	28,014,495	187,160	196,623,666
Petrobank Energy & Resources Ltd.	89,650,025	13,088,112	-	-	117,690,132
Tecan Group AG	49,374,624	-	-	730,944	34,930,201
Trican Well Service Ltd.	69,582,435	-	-	258,213	57,184,790
Total	$ 714,983,118	$ 19,977,679	$ 48,107,280	$ 1,176,317	$ 708,240,133
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 29,462,472,378	$ 12,541,135,737	$ 16,920,855,199	$ 481,442
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 16,942,832
Total Realized Gain (Loss)	(72,993,522)
Total Unrealized Gain (Loss)	69,036,260
Cost of Purchases	-
Proceeds of Sales	(12,504,128)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 481,442

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the Fund had a capital loss carryforward of approximately $956,782,987 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009
Assets
Investment in securities, at value (including securities loaned of $2,004,722,035) - See accompanying schedule: Unaffiliated issuers (cost $29,297,576,088)	$ 26,039,564,444
Fidelity Central Funds (cost $2,714,667,801)	2,714,667,801
Other affiliated issuers (cost $1,254,837,012)	708,240,133
Total Investments (cost $33,267,080,901)		$ 29,462,472,378
Foreign currency held at value (cost $14)		14
Receivable for investments sold		335,842,712
Receivable for fund shares sold		33,047,206
Dividends receivable		119,948,773
Distributions receivable from Fidelity Central Funds		5,327,939
Prepaid expenses		233,976
Other receivables		1,730,832
Total assets		29,958,603,830

Liabilities
Payable for investments purchased	$ 334,506,403
Payable for fund shares redeemed	50,048,973
Accrued management fee	15,708,653
Other affiliated payables	6,530,476
Other payables and accrued expenses	2,071,915
Collateral on securities loaned, at value	2,061,557,162
Total liabilities		2,470,423,582

Net Assets		$ 27,488,180,248
Net Assets consist of:
Paid in capital		$ 36,863,613,209
Undistributed net investment income		175,752,318
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,744,787,135)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,806,398,144)
Net Assets		$ 27,488,180,248
Diversified International: Net Asset Value, offering price and redemption price per share ($24,504,891,493 ÷ 1,167,775,505 shares)		$ 20.98

Class K: Net Asset Value, offering price and redemption price per share ($2,983,288,755 ÷ 142,185,941 shares)		$ 20.98

Statement of Operations

	Six months ended April 30, 2009
Investment Income
Dividends (including $1,176,317 earned from other affiliated issuers)		$ 376,844,069
Interest		55,380
Income from Fidelity Central Funds		16,373,910
		393,273,359
Less foreign taxes withheld		(36,657,140)
Total income		356,616,219

Expenses
Management fee Basic fee	$ 93,551,894
Performance adjustment	(5,650,057)
Transfer agent fees	38,219,708
Accounting and security lending fees	1,258,220
Custodian fees and expenses	2,047,960
Independent trustees' compensation	101,377
Depreciation in deferred trustee compensation account	(184)
Registration fees	102,877
Audit	113,202
Legal	87,553
Miscellaneous	281,503
Total expenses before reductions	130,114,053
Expense reductions	(1,587,564)	128,526,489

Net investment income (loss)		228,089,730
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,445,282,150)
Other affiliated issuers	(57,052,957)
Foreign currency transactions	54,731,605
Futures contracts	2,433,055
Total net realized gain (loss)		(4,445,170,447)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,335,807,930
Assets and liabilities in foreign currencies	(48,683,630)
Total change in net unrealized appreciation (depreciation)		3,287,124,300
Net gain (loss)		(1,158,046,147)
Net increase (decrease) in net assets resulting from operations		$ (929,956,417)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 228,089,730	$ 752,597,206
Net realized gain (loss)	(4,445,170,447)	(1,222,596,476)
Change in net unrealized appreciation (depreciation)	3,287,124,300	(27,541,183,667)
Net increase (decrease) in net assets resulting from operations	(929,956,417)	(28,011,182,937)
Distributions to shareholders from net investment income	(412,836,807)	(623,834,183)
Distributions to shareholders from net realized gain	-	(3,411,186,315)
Total distributions	(412,836,807)	(4,035,020,498)
Share transactions - net increase (decrease)	(376,940,044)	1,321,563,137
Redemption fees	677,530	1,934,056
Total increase (decrease) in net assets	(1,719,055,738)	(30,722,706,242)

Net Assets
Beginning of period	29,207,235,986	59,929,942,228
End of period (including undistributed net investment income of $175,752,318 and undistributed net investment income of $552,385,607, respectively)	$ 27,488,180,248	$ 29,207,235,986

Financial Highlights - Diversified International

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.96	$ 45.41	$ 37.58	$ 30.80	$ 26.08	$ 22.35
Income from Investment Operations
Net investment income (loss) D	.17	.55	.47	.46	.30	.16
Net realized and unrealized gain (loss)	(.84)	(20.96)	10.23	7.33	4.63	3.87
Total from investment operations	(.67)	(20.41)	10.70	7.79	4.93	4.03
Distributions from net investment income	(.31)	(.47)	(.36)	(.28)	(.15)	(.30)
Distributions from net realized gain	-	(2.57)	(2.51)	(.73)	(.06)	-
Total distributions	(.31)	(3.04)	(2.87)	(1.01)	(.21)	(.30)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 20.98	$ 21.96	$ 45.41	$ 37.58	$ 30.80	$ 26.08
Total Return B,C	(2.90)%	(48.04)%	30.37%	25.89%	19.01%	18.20%
Ratios to Average Net Assets E,G
Expenses before reductions	1.02% A	1.04%	.93%	1.01%	1.10%	1.15%
Expenses net of fee waivers, if any	1.02% A	1.04%	.93%	1.01%	1.10%	1.15%
Expenses net of all reductions	1.00% A	1.02%	.91%	.97%	1.07%	1.12%
Net investment income (loss)	1.73% A	1.53%	1.20%	1.32%	1.02%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,504,891	$ 28,274,961	$ 59,929,942	$ 43,965,189	$ 29,637,193	$ 19,902,063
Portfolio turnover rate F	59% A	49%	51%	59%	41%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30,

Year ended October 31,

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 21.98	$ 38.39
Income from Investment Operations
Net investment income (loss) D	.19	.16
Net realized and unrealized gain (loss)	(.83)	(16.57)
Total from investment operations	(.64)	(16.41)
Distributions from net investment income	(.36)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 20.98	$ 21.98
Total Return B,C	(2.75)%	(42.75)%
Ratios to Average Net Assets E,H
Expenses before reductions	.77% A	.88% A
Expenses net of fee waivers, if any	.77% A	.88% A
Expenses net of all reductions	.75% A	.87% A
Net investment income (loss)	1.98% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,983,289	$ 932,275
Portfolio turnover rate F	59% A	49%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Diversified International and Class K to eligible shareholders of Diversified International. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. On January 15, 2009, the Board of Trustees of Fidelity Diversified International Fund approved the creation of an additional class of shares. The Fund will commence sale of shares of Class F on or about June 26, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,224,030,460
Unrealized depreciation	(7,157,766,666)
Net unrealized appreciation (depreciation)	$ (3,933,736,206)
Cost for federal income tax purposes	$ 33,396,208,584

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Forward Foreign Currency Contracts. The Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the forward foreign currency agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,865,042,712 and $7,434,783,723, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Diversified International as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Diversified International	37,689,238.31
Class K	530,470.06
	$ 38,219,708

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,948 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $82,805 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,172,911.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Diversified International operating expenses. During the period, this reimbursement reduced the Fund's expenses by $5,675.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,580,502 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

period, these credits reduced the Fund's custody expenses by $55. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Diversified International	$ 704
Class K	628
Total	$ 1,332

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Diversified International	$ 394,538,604	$ 623,834,183
Class K	18,298,203	-
Total	$ 412,836,807	$ 623,834,183
From net realized gain
Diversified International	$ -	$ 3,411,186,315

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Diversified International
Shares sold	145,742,639	306,179,666	$ 2,859,261,444	$ 10,595,590,795
Conversion to Class K	(94,364,077)	(43,282,557)	(1,839,040,793)	(933,288,874)
Reinvestment of distributions	20,012,396	95,512,855	380,636,705	3,896,924,337
Shares redeemed	(191,429,526)	(390,314,331)	(3,724,080,833)	(13,365,445,996)
Net increase (decrease)	(120,038,568)	(31,904,367)	$ (2,323,223,477)	$ 193,780,262
Class K
Shares sold	16,406,130	1,216,070	$ 319,032,817	$ 245,180,524
Conversion from Diversified International	94,417,311	43,251,317	1,839,040,793	933,288,874
Reinvestment of distributions	963,570	-	18,298,203	-
Shares redeemed	(12,020,272)	(2,048,185)	(230,088,380)	(50,686,523)
Net increase (decrease)	99,766,739	42,419,202	$ 1,946,283,433	$ 1,127,782,875

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the period ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 15, 2009

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
Fidelity Investments Japan Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

DIF-K-USAN-0609
1.863007.100

Fidelity®
Overseas
Fund -
Class K

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Overseas

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Overseas	1.03%
Actual		$ 1,000.00	$ 959.30	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class K	.78%
Actual		$ 1,000.00	$ 960.70	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio/Sector

Overseas

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United Kingdom	23.2%
Japan	15.0%
France	14.3%
Germany	9.7%
United States of America	6.4%
Switzerland	6.3%
Belgium	5.5%
Hong Kong	4.2%
Spain	3.9%
Other	11.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom	22.3%
Japan	16.0%
France	14.8%
Germany	10.2%
Switzerland	7.4%
Hong Kong	5.5%
United States of America	5.4%
Italy	4.3%
Indonesia	2.8%
Other	11.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.6	99.0
Short-Term Investments and Net Other Assets	4.4	1.0
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Anheuser-Busch InBev NV (Belgium, Beverages)	5.5	0.0
China Unicom (Hong Kong) Ltd. sponsored ADR (Hong Kong, Diversified Telecommunication Services)	3.3	4.7
Pernod Ricard SA (France, Beverages)	2.9	3.3
Xstrata PLC (United Kingdom, Metals & Mining)	2.0	0.0
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	1.1
Royal Dutch Shell PLC Class B ADR (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.2
Deutsche Boerse AG (Germany, Diversified Financial Services)	1.9	0.8
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.9	0.8
Rio Tinto PLC (Reg.) (United Kingdom, Metals & Mining)	1.8	1.2
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	1.4
	24.9
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.2	19.2
Consumer Staples	16.1	13.1
Telecommunication Services	10.5	13.5
Consumer Discretionary	10.1	10.5
Materials	8.7	5.8
Health Care	8.5	12.8
Energy	7.6	8.2
Industrials	6.6	5.4
Information Technology	4.9	5.8
Utilities	3.4	4.7

Semiannual Report

Overseas

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 0.4%
Qantas Airways Ltd.	16,437,024	$ 23,663,693
Belgium - 5.5%
Anheuser-Busch InBev NV (d)	9,998,840	306,005,452
Anheuser-Busch InBev NV (strip VVPR) (a)	6,312,640	16,500
TOTAL BELGIUM		306,021,952
Bermuda - 0.9%
Willis Group Holdings Ltd.	1,706,200	46,937,562
Brazil - 1.6%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,055,900	35,446,563
Vivo Participacoes SA sponsored ADR	3,400,940	54,279,002
TOTAL BRAZIL		89,725,565
Canada - 0.2%
Harry Winston Diamond Corp.	2,819,774	11,839,152
Finland - 0.6%
Nokia Corp. sponsored ADR (d)	2,265,600	32,035,584
France - 14.3%
Accor SA	374,000	15,820,354
Alstom SA	1,083,700	67,537,228
AXA SA	2,474,900	41,571,491
BNP Paribas SA	1,039,600	54,714,038
Carrefour SA (d)	1,299,300	52,668,753
Compagnie de St. Gobain (d)	990,084	35,510,060
GDF Suez (d)	1,055,000	37,640,018
L'Oreal SA (d)	273,200	19,539,335
Lafarge SA (a)(d)	115,056	6,089,744
Lafarge SA (Bearer) (d)	249,300	14,063,880
Pernod Ricard SA (d)	2,713,584	160,241,013
Pernod Ricard SA rights 4/29/09 (a)(d)	2,713,584	11,582,128
PPR SA (d)	510,700	39,115,901
Sanofi-Aventis (d)	896,900	51,517,382
Societe Generale Series A	666,400	34,049,709
Sodexo SA ADR	1,310,400	62,637,120
Total SA Series B	1,083,100	54,179,385
Unibail-Rodamco	252,500	37,644,238
TOTAL FRANCE		796,121,777
Germany - 9.7%
adidas AG (d)	439,900	16,453,500
Allianz AG (Reg.) (d)	412,200	37,344,221
BASF AG (d)	939,900	35,093,493
Bayer AG	690,900	33,958,871
Daimler AG	1,983,400	70,807,380
Deutsche Boerse AG	1,454,983	106,483,093
E.ON AG	1,789,073	59,948,841
Linde AG	615,800	48,552,067
Munich Re Group (Reg.) (d)	268,376	36,697,342
RWE AG	155,000	11,058,074

	Shares	Value
SAP AG	1,812,300	$ 69,029,629
TUI AG (d)	1,516,500	16,518,961
TOTAL GERMANY		541,945,472
Hong Kong - 4.2%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	16,102,400	186,304,768
Hutchison Whampoa Ltd.	8,144,000	47,967,882
TOTAL HONG KONG		234,272,650
Indonesia - 0.8%
PT Indosat Tbk sponsored ADR (d)	1,788,856	46,599,699
Ireland - 0.3%
CRH PLC	637,100	16,558,341
CRH PLC sponsored ADR	50,000	1,286,000
TOTAL IRELAND		17,844,341
Italy - 2.5%
ENI SpA	3,804,700	81,623,976
ENI SpA sponsored ADR	116,500	4,973,385
Intesa Sanpaolo SpA	10,040,200	31,978,199
UniCredit SpA	7,273,100	17,705,113
TOTAL ITALY		136,280,673
Japan - 15.0%
Bridgestone Corp.	1,704,500	25,413,442
Canon, Inc. sponsored ADR	1,362,700	41,167,167
Citizen Holdings Co. Ltd.	3,576,000	16,364,430
Daiichi Sankyo Kabushiki Kaisha	2,456,800	41,090,418
East Japan Railway Co.	329,500	18,571,814
Japan Tobacco, Inc.	21,261	53,429,525
JFE Holdings, Inc.	631,500	17,252,653
Komatsu Ltd.	1,019,400	12,721,598
Mazda Motor Corp.	10,756,000	26,791,603
Mitsubishi Corp.	2,307,700	35,523,244
Mitsubishi UFJ Financial Group, Inc.	16,422,800	89,606,920
Mitsui & Co. Ltd.	4,308,400	45,708,899
Nissan Motor Co. Ltd.	4,242,500	22,149,286
Nomura Holdings, Inc.	7,960,900	48,052,648
NTT DoCoMo, Inc.	33,867	47,269,637
Omron Corp.	2,802,100	41,891,165
Promise Co. Ltd. (d)	1,229,500	16,250,429
Ricoh Co. Ltd.	3,932,000	48,627,086
Sony Financial Holdings, Inc.	7,256	22,834,802
Sumitomo Mitsui Financial Group, Inc.	908,500	31,515,837
T&D Holdings, Inc.	1,292,000	38,637,335
THK Co. Ltd.	1,291,500	17,915,931
Toyota Motor Corp. sponsored ADR	968,700	76,682,292
TOTAL JAPAN		835,468,161
Luxembourg - 2.1%
ArcelorMittal SA (NY Shares) Class A (d)	2,946,900	69,487,902
Millicom International Cellular SA	972,800	47,141,888
TOTAL LUXEMBOURG		116,629,790
Common Stocks - continued
	Shares	Value
Netherlands - 1.0%
Akzo Nobel NV	682,200	$ 28,522,167
Koninklijke Ahold NV	2,450,000	26,835,413
TOTAL NETHERLANDS		55,357,580
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	564,000	27,630,360
Russia - 0.6%
Vimpel Communications sponsored ADR	3,557,200	33,508,824
Spain - 3.9%
Banco Bilbao Vizcaya Argentaria SA	1,677,019	18,170,150
Gas Natural SDG SA Series E	1,600,000	25,363,826
Iberdrola SA	6,714,100	52,858,292
Repsol YPF SA sponsored ADR	2,565,100	48,326,484
Telefonica SA	254,900	4,828,091
Telefonica SA sponsored ADR	1,183,100	66,596,699
TOTAL SPAIN		216,143,542
Switzerland - 6.3%
Actelion Ltd. (Reg.) (a)	887,356	40,417,023
Nestle SA (Reg.)	2,855,330	93,049,968
Novartis AG sponsored ADR	1,060,800	40,214,928
Roche Holding AG (participation certificate)	717,507	90,456,821
Sonova Holding AG	349,830	22,630,399
UBS AG (For. Reg.)	2,805,320	38,525,129
Zurich Financial Services AG (Reg.)	123,661	22,973,950
TOTAL SWITZERLAND		348,268,218
United Kingdom - 23.2%
BAE Systems PLC	7,236,300	38,050,510
Barclays PLC	11,547,500	46,866,385
BG Group PLC	2,687,800	42,902,362
British Land Co. PLC	6,353,300	40,073,961
British Sky Broadcasting Group PLC (BSkyB)	3,495,900	24,878,021
Experian PLC	4,923,800	32,409,374
GlaxoSmithKline PLC	4,056,300	62,456,680
HSBC Holdings PLC:
(United Kingdom) (Reg.)	1,831,183	13,017,504
sponsored ADR (d)	2,726,085	97,048,626
Imperial Tobacco Group PLC	2,989,200	68,176,740
ITV PLC	35,006,000	16,430,169
Kingfisher PLC	9,805,600	26,682,992
Lloyds TSB Group PLC	18,163,000	29,449,417
Misys PLC	11,932,200	24,344,695
Pearson PLC	1,592,900	16,430,411
Prudential PLC	2,389,100	13,726,631
Rexam PLC	4,242,700	19,645,004

	Shares	Value
Rio Tinto PLC (Reg.)	2,492,000	$ 101,215,389
Royal Dutch Shell PLC Class B ADR (d)	2,352,000	107,016,000
Shire PLC	3,014,000	37,672,165
Smith & Nephew PLC	2,276,900	16,013,453
Standard Chartered PLC (United Kingdom)	2,748,332	42,498,841
Unilever PLC	3,260,700	63,467,178
Vodafone Group PLC sponsored ADR	5,795,700	106,351,095
William Hill PLC (d)	18,402,400	59,067,512
WPP PLC	4,879,500	33,372,735
Xstrata PLC	12,651,700	111,497,587
TOTAL UNITED KINGDOM		1,290,761,437
United States of America - 2.0%
Allergan, Inc.	324,400	15,136,504
Baxter International, Inc.	431,900	20,947,150
Estee Lauder Companies, Inc. Class A	1,261,300	37,712,870
Hess Corp.	340,800	18,672,432
Markel Corp. (a)	65,800	18,884,600
TOTAL UNITED STATES OF AMERICA		111,353,556
TOTAL COMMON STOCKS (Cost $5,864,965,734)		5,318,409,588
Money Market Funds - 20.7%

Fidelity Cash Central Fund, 0.53% (b)	213,415,758	213,415,758
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	939,464,237	939,464,237
TOTAL MONEY MARKET FUNDS (Cost $1,152,879,995)		1,152,879,995
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $7,017,845,729)		6,471,289,583
NET OTHER ASSETS - (16.3)%		(908,260,568)
NET ASSETS - 100%		$ 5,563,029,015
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,040,469
Fidelity Securities Lending Cash Central Fund	2,266,699
Total	$ 3,307,168
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,471,289,583	$ 2,602,215,724	$ 3,869,073,859	$ -
Income Tax Information
At October 31, 2008, the Fund had a capital loss carryforward of approximately $859,201,568 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $904,910,497) - See accompanying schedule: Unaffiliated issuers (cost $5,864,965,734)	$ 5,318,409,588
Fidelity Central Funds (cost $1,152,879,995)	1,152,879,995
Total Investments (cost $7,017,845,729)		$ 6,471,289,583
Cash		41,889
Foreign currency held at value (cost $25)		29
Receivable for investments sold		45,761,813
Receivable for fund shares sold		5,360,032
Dividends receivable		26,291,999
Distributions receivable from Fidelity Central Funds		1,217,258
Prepaid expenses		43,513
Other affiliated receivables		321
Other receivables		577,730
Total assets		6,550,584,167

Liabilities
Payable for investments purchased	$ 41,130,368
Payable for fund shares redeemed	2,356,185
Accrued management fee	3,010,177
Other affiliated payables	1,423,197
Other payables and accrued expenses	170,988
Collateral on securities loaned, at value	939,464,237
Total liabilities		987,555,152

Net Assets		$ 5,563,029,015
Net Assets consist of:
Paid in capital		$ 8,599,552,387
Undistributed net investment income		32,237,172
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,522,137,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(546,622,791)
Net Assets		$ 5,563,029,015
Overseas: Net Asset Value, offering price and redemption price per share ($5,276,761,214 ÷ 219,879,111 shares)		$ 24.00

Class K: Net Asset Value, offering price and redemption price per share ($286,267,801 ÷ 11,929,937 shares)		$ 24.00

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 82,808,955
Interest		45,510
Income from Fidelity Central Funds		3,307,168
		86,161,633
Less foreign taxes withheld		(7,327,872)
Total income		78,833,761

Expenses
Management fee Basic fee	$ 18,360,377
Performance adjustment	(1,285,711)
Transfer agent fees	7,688,093
Accounting and security lending fees	799,918
Custodian fees and expenses	297,914
Independent trustees' compensation	19,521
Depreciation in deferred trustee compensation account	(1,344)
Registration fees	40,470
Audit	56,375
Legal	15,467
Miscellaneous	102,544
Total expenses before reductions	26,093,624
Expense reductions	(721,476)	25,372,148
Net investment income (loss)		53,461,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,617,769,397)
Foreign currency transactions	718,510
Total net realized gain (loss)		(1,617,050,887)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,358,134,100
Assets and liabilities in foreign currencies	67,426
Total change in net unrealized appreciation (depreciation)		1,358,201,526
Net gain (loss)		(258,849,361)
Net increase (decrease) in net assets resulting from operations		$ (205,387,748)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,461,613	$ 108,130,289
Net realized gain (loss)	(1,617,050,887)	(902,937,259)
Change in net unrealized appreciation (depreciation)	1,358,201,526	(4,444,954,236)
Net increase (decrease) in net assets resulting from operations	(205,387,748)	(5,239,761,206)
Distributions to shareholders from net investment income	(81,536,915)	(93,919,303)
Distributions to shareholders from net realized gain	-	(947,430,820)
Total distributions	(81,536,915)	(1,041,350,123)
Share transactions - net increase (decrease)	340,719,434	2,246,479,755
Redemption fees	56,076	456,294
Total increase (decrease) in net assets	53,850,847	(4,034,175,280)

Net Assets
Beginning of period	5,509,178,168	9,543,353,448
End of period (including undistributed net investment income of $32,237,172 and undistributed net investment income of $101,205,874, respectively)	$ 5,563,029,015	$ 5,509,178,168

Financial Highlights - Overseas

Six months ended April 30,2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 25.43	$ 58.39	$ 47.08	$ 37.65	$ 32.21	$ 29.19
Income from Investment Operations
Net investment income (loss) D	.24	.55	.70	.63	.39	.17 G
Net realized and unrealized gain (loss)	(1.30)	(27.19)	15.80	9.37	5.35	3.15
Total from investment operations	(1.06)	(26.64)	16.50	10.00	5.74	3.32
Distributions from net investment income	(.37)	(.57)	(.55)	(.41)	(.19)	(.30)
Distributions from net realized gain	-	(5.75)	(4.64)	(.16)	(.11)	-
Total distributions	(.37)	(6.32)	(5.19)	(.57)	(.30)	(.30)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 24.00	$ 25.43	$ 58.39	$ 47.08	$ 37.65	$ 32.21
Total Return B, C	(4.07)%	(50.88)%	38.79%	26.83%	17.90%	11.45%
Ratios to Average Net Assets E, H
Expenses before reductions	1.03% A	1.13%	.95%	1.00%	.93%	1.05%
Expenses net of fee waivers, if any	1.03% A	1.13%	.95%	1.00%	.93%	1.05%
Expenses net of all reductions	1.00% A	1.10%	.91%	.90%	.86%	1.01%
Net investment income (loss)	2.08% A	1.33%	1.43%	1.43%	1.11%	.55% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,276,761	$ 5,464,901	$ 9,543,353	$ 7,217,287	$ 4,733,797	$ 4,182,103
Portfolio turnover rate F	105% A	113%	87%	132%	87%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .52%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 25.45	$ 45.00
Income from Investment Operations
Net investment income (loss) D	.26	.13
Net realized and unrealized gain (loss)	(1.29)	(19.68)
Total from investment operations	(1.03)	(19.55)
Distributions from net investment income	(.42)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 24.00	$ 25.45
Total Return B, C	(3.93)%	(43.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	.78% A	.96% A
Expenses net of fee waivers, if any	.78% A	.96% A
Expenses net of all reductions	.75% A	.93% A
Net investment income (loss)	2.33% A	1.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,268	$ 44,277
Portfolio turnover rate F	105% A	113%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Overseas and Class K to eligible shareholders of Overseas. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. On January 15, 2009, the Board of Trustees of Fidelity Overseas Fund approved the creation of an additional class of shares. The Fund will commence sale of shares of Class F on or about June 26, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 548,170,338
Unrealized depreciation	(1,212,430,655)
Net unrealized appreciation (depreciation)	$ (664,260,317)
Cost for federal income tax purposes	$ 7,135,549,900

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,770,948,649 and $2,638,346,685, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Overseas, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Overseas	$ 7,628,294.31
Class K	59,799.06
	$ 7,688,093

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,992 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,977 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,266,699.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Overseas operating expenses. During the period, this reimbursement reduced the Fund's expenses by $3,625.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $714,199 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,645. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class K	$ 7

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Overseas	$ 78,759,206	$ 93,919,303
Class K	2,777,709	-
Total	$ 81,536,915	$ 93,919,303
From net realized gain
Overseas	$ -	$ 947,430,820

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Overseas
Shares sold	30,646,628	76,040,831	$ 688,095,653	$ 2,985,572,846
Conversion to Class K	(10,319,878)	(1,789,301)	(238,320,481)	(50,752,081)
Reinvestment of distributions	3,481,398	20,825,405	78,087,784	1,030,024,482
Shares redeemed	(18,804,961)	(43,642,881)	(422,998,538)	(1,767,850,377)
Net increase (decrease)	5,003,187	51,434,054	$ 104,864,418	$ 2,196,994,870

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class K
Shares sold	1,029,652	23,823	$ 23,030,461	$ 671,729
Conversion from Overseas	10,320,533	1,787,998	238,320,481	50,752,081
Reinvestment of distributions	123,950	-	2,777,709	-
Shares redeemed	(1,283,630)	(72,389)	(28,273,635)	(1,938,925)
Net increase (decrease)	10,190,505	1,739,432	$ 235,855,016	$ 49,484,885

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2020 Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate of approximately 51% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
FIL Investment Advisors
FIL Investment Advisors (U.K.) Ltd.
Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

OVE-K-USAN-0609
1.863321.100

Fidelity Advisor
Worldwide Fund
Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are
classes of Fidelity® Worldwide Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Worldwide

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009) for Worldwide and for the entire period (February 19, 2009 to April 30, 2009) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.50%
Actual		$ 1,000.00	$ 1,125.90	$ 3.10 B
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50 C
Class T	1.74%
Actual		$ 1,000.00	$ 1,125.90	$ 3.60 B
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70 C
Class B	2.25%
Actual		$ 1,000.00	$ 1,125.00	$ 4.65 B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23 C
Class C	2.25%
Actual		$ 1,000.00	$ 1,125.00	$ 4.65 B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Worldwide	1.28%
Actual		$ 1,000.00	$ 928.00	$ 6.12 B
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41 C
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,126.80	$ 2.54 B
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Worldwide and multiplied by 71/365 (to reflect the period February 19, 2009 to April 30, 2009) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Worldwide

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United States of America	47.8%
Japan	11.2%
United Kingdom	10.3%
Germany	5.3%
France	5.2%
Switzerland	5.1%
Australia	1.7%
Netherlands	1.4%
China	1.3%
Other	10.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United States of America	54.0%
United Kingdom	11.6%
Switzerland	7.0%
Japan	6.9%
Germany	5.8%
France	2.9%
Australia	2.5%
Spain	1.9%
Italy	0.9%
Other	6.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	94.6
Bonds	0.7	0.0
Short-Term Investments and Net Other Assets	1.5	5.4
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	2.3	2.2
Union Pacific Corp. (United States of America, Road & Rail)	2.2	3.8
QUALCOMM, Inc. (United States of America, Communications Equipment)	2.2	1.3
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	2.2	0.0
JPMorgan Chase & Co. (United States of America, Diversified Financial Services)	2.1	0.0
Apple, Inc. (United States of America, Computers & Peripherals)	2.0	2.2
Gilead Sciences, Inc. (United States of America, Biotechnology)	1.7	0.7
Temple-Inland, Inc. (United States of America, Containers & Packaging)	1.6	0.0
Avnet, Inc. (United States of America, Electronic Equipment & Components)	1.5	0.0
Oracle Corp. (United States of America, Software)	1.3	2.0
	19.1
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	12.6
Financials	19.7	19.3
Consumer Discretionary	12.0	8.9
Industrials	9.4	8.9
Health Care	8.7	15.6
Energy	8.2	6.3
Materials	7.8	4.2
Consumer Staples	5.8	11.2
Telecommunication Services	4.7	3.9
Utilities	0.9	3.7

Semiannual Report

Worldwide

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.7%
ABB Grain Ltd.	87,967	$ 557,738
Billabong International Ltd.	233,401	1,781,912
Commonwealth Bank of Australia	95,320	2,433,375
CSL Ltd.	54,536	1,364,861
Macquarie Group Ltd.	49,400	1,202,559
Newcrest Mining Ltd.	13,087	284,896
QBE Insurance Group Ltd.	141,373	2,239,844
Wesfarmers Ltd.	203,618	3,351,867
Woolworths Ltd.	48,407	940,457
TOTAL AUSTRALIA		14,157,509
Belgium - 0.4%
Anheuser-Busch InBev NV	121,600	3,721,458
Bermuda - 0.1%
Aquarius Platinum Ltd. (United Kingdom) (a)	81,666	307,726
Huabao International Holdings Ltd.	1,060,000	749,264
TOTAL BERMUDA		1,056,990
Brazil - 0.7%
BM&F BOVESPA SA	182,298	750,215
Petroleo Brasileiro SA - Petrobras sponsored ADR	46,900	1,574,433
Redecard SA	125,500	1,580,980
Vivo Participacoes SA sponsored ADR	105,925	1,690,563
TOTAL BRAZIL		5,596,191
Canada - 1.1%
Canadian Natural Resources Ltd.	48,100	2,217,457
Niko Resources Ltd.	32,300	1,634,693
Open Text Corp. (a)	44,600	1,468,913
Petro-Canada	27,200	858,455
Petrobank Energy & Resources Ltd. (a)	46,800	1,006,009
Suncor Energy, Inc.	64,800	1,630,793
TOTAL CANADA		8,816,320
Cayman Islands - 0.5%
Belle International Holdings Ltd.	2,458,000	1,872,697
China Dongxiang Group Co. Ltd.	3,481,000	1,690,527
Want Want China Holdings Ltd.	1,008,000	502,617
TOTAL CAYMAN ISLANDS		4,065,841
China - 1.3%
BYD Co. Ltd. (H Shares)	278,500	731,636
Changyou.com Ltd. (A Shares) ADR	37,500	1,153,125
China Merchants Bank Co. Ltd. (H Shares)	544,500	972,872
China Telecom Corp. Ltd. (H Shares)	3,790,000	1,865,692
Industrial & Commercial Bank of China Ltd.	1,793,000	1,020,006
Li Ning Co. Ltd.	473,500	968,999

	Shares	Value
Tencent Holdings Ltd.	197,200	$ 1,742,975
ZTE Corp. (H Shares)	701,584	2,365,312
TOTAL CHINA		10,820,617
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	583,060	46,854
Denmark - 0.5%
Novo Nordisk AS Series B	62,700	2,983,161
Vestas Wind Systems AS (a)	15,800	1,025,547
TOTAL DENMARK		4,008,708
Finland - 0.2%
Nokia Corp. sponsored ADR	133,500	1,887,690
France - 5.2%
Accor SA	26,700	1,129,421
Alstom SA	37,600	2,343,268
AXA SA	177,900	2,988,229
BNP Paribas SA	97,782	5,146,256
Cap Gemini SA	39,200	1,464,917
Iliad Group SA	11,100	1,165,555
LVMH Moet Hennessy - Louis Vuitton	15,300	1,154,826
Orpea (a)	32,100	1,312,243
PPR SA	28,050	2,148,426
Sanofi-Aventis	26,900	1,545,119
Schneider Electric SA (d)	22,600	1,719,370
Societe Generale Series A	44,885	2,293,399
Total SA:
Series B	120,500	6,027,713
sponsored ADR	241,200	11,992,464
Unibail-Rodamco	6,800	1,013,785
TOTAL FRANCE		43,444,991
Germany - 4.8%
Allianz AG (Reg.)	23,900	2,165,276
Bayerische Motoren Werke AG (BMW)	50,600	1,735,859
Daimler AG (Reg.)	58,300	2,081,391
Deutsche Bank AG	47,800	2,506,198
Deutsche Bank AG (NY Shares)	130,000	6,815,900
Deutsche Boerse AG	39,100	2,861,538
E.ON AG	180,400	6,044,902
Fresenius Medical Care AG & Co. KGaA (d)	58,100	2,258,904
GEA Group AG	134,400	1,749,417
Gerresheimer AG	36,700	875,314
MAN AG	41,700	2,560,803
Munich Re Group (Reg.)	33,900	4,635,436
Siemens AG (Reg.)	47,500	3,179,314
Wincor Nixdorf AG	10,700	531,376
TOTAL GERMANY		40,001,628
Greece - 0.1%
Public Power Corp. of Greece	37,400	720,758
Hong Kong - 0.4%
Cheung Kong Holdings Ltd.	224,000	2,310,694
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	237,000	$ 665,661
Techtronic Industries Co. Ltd.	379,000	224,140
TOTAL HONG KONG		3,200,495
India - 0.4%
Bharti Airtel Ltd. (a)	114,455	1,744,404
Infosys Technologies Ltd.	42,311	1,294,599
Titan Industries Ltd.	12,639	191,259
TOTAL INDIA		3,230,262
Ireland - 0.4%
CRH PLC	68,200	1,772,530
Paddy Power PLC (Ireland)	82,700	1,522,688
TOTAL IRELAND		3,295,218
Israel - 0.4%
Nice Systems Ltd. sponsored ADR (a)	52,600	1,347,086
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,300	1,988,217
TOTAL ISRAEL		3,335,303
Italy - 0.3%
Fiat SpA	232,500	2,272,407
Japan - 9.6%
Asics Corp.	224,000	1,456,528
Canon Marketing Japan, Inc.	132,200	1,598,970
Canon, Inc.	110,450	3,306,133
Daiwa Securities Group, Inc.	401,000	2,101,311
Denso Corp.	83,900	1,983,804
Eisai Co. Ltd.	34,200	918,009
Fanuc Ltd.	19,200	1,385,866
Fast Retailing Co. Ltd.	7,600	798,956
Honda Motor Co. Ltd.	113,700	3,333,043
JTEKT Corp.	93,600	903,008
Keyence Corp.	5,100	900,870
Misumi Group, Inc.	28,800	388,954
Mitsubishi Corp.	93,300	1,436,200
Mitsubishi UFJ Financial Group, Inc.	1,316,200	7,181,518
Mitsui & Co. Ltd.	128,400	1,362,228
Murata Manufacturing Co. Ltd.	30,500	1,236,436
NGK Insulators Ltd.	91,000	1,395,953
Nichi-iko Pharmaceutical Co. Ltd.	15,200	410,503
Nippon Building Fund, Inc.	157	1,275,905
Nippon Electric Glass Co. Ltd.	115,000	936,044
Nippon Steel Corp.	277,000	931,542
Nissan Motor Co. Ltd.	397,600	2,075,794
Nitori Co. Ltd.	5,400	303,926
Nomura Holdings, Inc.	639,000	3,857,057
NSK Ltd.	187,000	832,566
Omron Corp.	56,800	849,155
Point, Inc.	12,340	550,030
Promise Co. Ltd.	156,100	2,063,190
Rakuten, Inc.	4,160	2,116,915

	Shares	Value
Ricoh Co. Ltd.	241,000	$ 2,980,450
Sawai Pharmaceutical Co. Ltd.	9,100	421,846
Seven & i Holdings Co., Ltd.	51,800	1,170,802
Shin-Etsu Chemical Co., Ltd.	43,300	2,105,034
SMC Corp.	6,100	598,542
Softbank Corp.	142,000	2,247,007
Sony Corp. sponsored ADR	68,100	1,761,066
Sony Financial Holdings, Inc.	503	1,582,953
Sumitomo Mitsui Financial Group, Inc.	97,900	3,396,148
THK Co. Ltd.	100,600	1,395,542
Tokio Marine Holdings, Inc.	94,600	2,495,546
Tokyo Electron Ltd.	72,300	3,307,088
Toyota Motor Corp.	174,100	6,892,410
Tsumura & Co.	28,700	786,174
USS Co. Ltd.	18,810	852,612
TOTAL JAPAN		79,883,634
Korea (South) - 0.3%
NHN Corp. (a)	12,068	1,468,368
Samsung Electronics Co. Ltd.	2,169	1,004,733
TOTAL KOREA (SOUTH)		2,473,101
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A	70,200	1,655,316
SES SA (A Shares) FDR unit	146,242	2,597,793
Tenaris SA	54,700	687,837
TOTAL LUXEMBOURG		4,940,946
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	22,500	739,125
Netherlands - 1.4%
Akzo Nobel NV	39,300	1,643,098
ASML Holding NV:
(Netherlands)	87,800	1,841,914
(NY Shares)	55,000	1,163,250
Gemalto NV (a)	61,300	1,929,662
James Hardie Industries NV unit	304,018	1,016,837
Koninklijke Ahold NV	130,600	1,430,492
Koninklijke KPN NV	85,400	1,026,434
Royal DSM NV	52,000	1,612,208
TOTAL NETHERLANDS		11,663,895
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	78,000	3,821,220
Norway - 0.1%
Pronova BioPharma ASA (a)	296,200	742,911
Papua New Guinea - 0.2%
Oil Search Ltd.	510,037	1,902,450
Russia - 0.2%
OAO Gazprom sponsored ADR	85,400	1,511,580
Common Stocks - continued
	Shares	Value
Singapore - 0.2%
Ascendas Real Estate Investment Trust (A-REIT)	455,000	$ 411,820
Singapore Exchange Ltd.	330,000	1,397,568
TOTAL SINGAPORE		1,809,388
South Africa - 0.5%
MTN Group Ltd.	301,900	3,920,782
Spain - 1.2%
Banco Santander SA	191,400	1,818,491
Inditex SA	23,800	1,014,510
Red Electrica Corporacion SA	16,400	686,200
Telefonica SA	333,900	6,324,439
TOTAL SPAIN		9,843,640
Sweden - 0.3%
H&M Hennes & Mauritz AB (B Shares)	50,500	2,247,876
Switzerland - 5.1%
Actelion Ltd. (Reg.) (a)	73,636	3,353,950
BB BIOTECH AG	20,274	1,179,225
Credit Suisse Group sponsored ADR	83,600	3,200,208
Nestle SA (Reg.)	214,177	6,979,636
Nobel Biocare Holding AG (Switzerland)	59,700	1,216,737
Noble Corp.	204,000	5,575,320
Novartis AG sponsored ADR	24,100	913,631
Partners Group Holding	14,770	1,290,178
Roche Holding AG (participation certificate)	50,315	6,343,262
Sonova Holding AG	32,712	2,116,130
Syngenta AG (Switzerland)	9,050	1,931,581
UBS AG (For. Reg.)	164,736	2,262,300
Weatherford International Ltd. (a)	201,000	3,342,630
Zurich Financial Services AG (Reg.)	16,380	3,043,104
TOTAL SWITZERLAND		42,747,892
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,711,000	2,894,419
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	170,000	1,796,900
TOTAL TAIWAN		4,691,319
United Kingdom - 10.3%
Aberdeen Asset Management PLC	1,207,400	2,340,580
Aegis Group PLC	435,400	582,670
AstraZeneca PLC (United Kingdom)	70,700	2,474,663
Autonomy Corp. PLC (a)	105,100	2,204,084
BAE Systems PLC	251,200	1,320,881
Barclays PLC	487,600	1,978,961
BG Group PLC	144,200	2,301,704
BG Group PLC sponsored ADR	11,900	943,908
BHP Billiton PLC	346,600	7,190,987
BP PLC	399,400	2,821,364

	Shares	Value
British American Tobacco PLC (United Kingdom)	64,435	$ 1,553,386
Capita Group PLC	168,419	1,697,474
Carphone Warehouse Group PLC	320,600	701,826
Compass Group PLC	366,600	1,742,524
Cookson Group PLC	1,787,700	510,468
DSG International PLC	663,400	417,683
DSG International PLC	592,700	262,945
HSBC Holdings PLC:
(Hong Kong) (Reg.)	73,238	513,361
(United Kingdom) (Reg.)	1,019,957	7,250,665
Imperial Tobacco Group PLC	93,500	2,132,519
Informa PLC	504,100	2,202,452
InterContinental Hotel Group PLC	121,900	1,157,722
Man Group PLC	761,300	2,812,909
Misys PLC	451,700	921,582
NEXT PLC	74,500	1,781,249
Prudential PLC	376,900	2,165,488
Reckitt Benckiser Group PLC	84,000	3,296,198
Rio Tinto PLC (Reg.)	106,600	4,329,679
Royal Bank of Scotland Group PLC	579,508	353,544
Royal Dutch Shell PLC Class B	308,300	6,974,391
SSL International PLC	282,500	1,979,845
Standard Chartered PLC (United Kingdom)	250,064	3,866,866
Vodafone Group PLC	3,488,500	6,409,356
Vodafone Group PLC sponsored ADR	69,412	1,273,710
William Morrison Supermarkets PLC	332,700	1,204,693
Wolseley PLC	137,952	2,473,214
WPP PLC	164,900	1,127,813
Xstrata PLC	44,000	387,766
TOTAL UNITED KINGDOM		85,661,130
United States of America - 45.8%
3M Co.	45,000	2,592,000
Albemarle Corp.	25,000	670,500
Amazon.com, Inc. (a)	27,800	2,238,456
American Eagle Outfitters, Inc.	53,000	785,460
American Express Co.	32,000	807,040
Apple, Inc. (a)	131,600	16,559,228
Applied Materials, Inc.	92,000	1,123,320
Ashland, Inc.	35,000	768,600
AutoNation, Inc. (a)	39,000	690,690
AutoZone, Inc. (a)	2,000	332,780
Avnet, Inc. (a)	587,400	12,858,186
Baker Hughes, Inc.	13,000	462,540
Bank of America Corp.	257,900	2,303,047
Bemis Co., Inc.	13,000	312,520
Biogen Idec, Inc. (a)	49,900	2,412,166
BorgWarner, Inc.	313,800	9,084,510
Boston Private Financial Holdings, Inc.	35,000	161,350
Burlington Northern Santa Fe Corp.	48,000	3,239,040
Caterpillar, Inc.	51,000	1,814,580
Celanese Corp. Class A	242,000	5,043,280
Common Stocks - continued
	Shares	Value
United States of America - continued
Cephalon, Inc. (a)(d)	82,200	$ 5,393,142
Charles Schwab Corp.	48,000	887,040
Chevron Corp.	76,700	5,069,870
Cisco Systems, Inc. (a)	534,700	10,330,404
CME Group, Inc.	4,300	951,805
Coach, Inc.	64,000	1,568,000
Comcast Corp. Class A (special) (non-vtg.)	62,000	910,160
CSX Corp.	13,000	384,670
Cummins, Inc.	31,600	1,074,400
Dendreon Corp. (a)	40,000	848,000
Dow Chemical Co.	65,000	1,040,000
Eaton Corp.	129,000	5,650,200
Express Scripts, Inc. (a)	161,000	10,299,170
Fidelity National Financial, Inc. Class A	285,900	5,183,367
FMC Corp.	120,300	5,862,219
Ford Motor Co. (a)	210,000	1,255,800
Freeport-McMoRan Copper & Gold, Inc. Class B	121,600	5,186,240
General Electric Co.	401,900	5,084,035
Gilead Sciences, Inc. (a)	309,000	14,152,200
Goldman Sachs Group, Inc.	36,000	4,626,000
Google, Inc. Class A (sub. vtg.) (a)	47,700	18,887,768
Hewitt Associates, Inc. Class A (a)	82,000	2,571,520
Illinois Tool Works, Inc.	38,000	1,246,400
International Business Machines Corp.	55,800	5,759,118
JCPenney Co., Inc.	24,000	736,560
JPMorgan Chase & Co.	517,400	17,074,200
KLA-Tencor Corp.	41,000	1,137,340
Kohl's Corp. (a)	67,000	3,038,450
Lam Research Corp. (a)	131,000	3,652,280
Las Vegas Sands Corp. (a)	70,000	547,400
Louisiana-Pacific Corp.	223,000	907,610
Marriott International, Inc. Class A	73,000	1,719,880
McDonald's Corp.	48,000	2,557,920
McGraw-Hill Companies, Inc.	64,000	1,929,600
Mead Johnson Nutrition Co. Class A	13,300	375,725
Microsoft Corp.	75,000	1,519,500
Morgan Stanley	435,000	10,283,400
National Oilwell Varco, Inc. (a)	7,000	211,960
Nordstrom, Inc.	33,000	746,790
Norfolk Southern Corp.	15,000	535,200
Novellus Systems, Inc. (a)	125,000	2,257,500
O'Reilly Automotive, Inc. (a)	39,000	1,515,150
Occidental Petroleum Corp.	12,000	675,480
Omnicom Group, Inc.	5,000	157,350
Oracle Corp.	576,900	11,157,246
Owens-Illinois, Inc. (a)	35,000	853,650
PACCAR, Inc.	139,800	4,954,512
Packaging Corp. of America	50,000	793,500
Pactiv Corp. (a)	13,000	284,180
Parker Hannifin Corp.	31,000	1,405,850
Patterson-UTI Energy, Inc.	58,000	737,180

	Shares	Value
Philip Morris International, Inc.	92,000	$ 3,330,400
PNC Financial Services Group, Inc.	35,000	1,389,500
Procter & Gamble Co.	20,000	988,800
Pulte Homes, Inc.	49,390	568,479
QUALCOMM, Inc.	422,800	17,892,896
Quidel Corp. (a)	9,700	112,908
Qwest Communications International, Inc.	150,000	583,500
Regal-Beloit Corp.	28,300	1,149,829
Rock-Tenn Co. Class A	26,000	981,760
Rockwell Automation, Inc.	13,000	410,670
Rosetta Stone, Inc.	2,000	59,900
Sealed Air Corp.	123,000	2,344,380
Simon Property Group, Inc.	41,000	2,115,600
Southwestern Energy Co. (a)	107,000	3,837,020
Sprint Nextel Corp. (a)	2,007,000	8,750,520
Temple-Inland, Inc.	1,093,300	13,054,002
Tenet Healthcare Corp. (a)	200,000	450,000
Teradyne, Inc. (a)	375,000	2,227,500
The Coca-Cola Co.	233,600	10,056,480
The DIRECTV Group, Inc. (a)	261,400	6,464,422
The Travelers Companies, Inc.	32,000	1,316,480
The Walt Disney Co.	30,000	657,000
TJX Companies, Inc.	122,000	3,412,340
Union Pacific Corp.	375,600	18,456,984
Varian Semiconductor Equipment Associates, Inc. (a)	60,649	1,552,008
Visa, Inc.	115,700	7,515,872
Wal-Mart Stores, Inc.	117,600	5,927,040
Walgreen Co.	62,000	1,948,660
Wells Fargo & Co.	467,900	9,362,679
Wilmington Trust Corp., Delaware	181,000	2,626,310
Wyndham Worldwide Corp.	25,000	292,000
TOTAL UNITED STATES OF AMERICA		380,082,173
TOTAL COMMON STOCKS (Cost $824,929,216)		792,362,302
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.5%
Fresenius SE (non-vtg.)	79,700	4,066,332
Italy - 0.2%
Intesa Sanpaolo SpA	864,400	1,919,171
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,760,456)		5,985,503
Convertible Bonds - 0.7%
	Principal Amount
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 890,000	1,238,613
Convertible Bonds - continued
	Principal Amount	Value
Luxembourg - 0.1%
ArcelorMittal SA 5% 5/15/14	$ 460,000	$ 475,028
United States of America - 0.5%
Alcoa, Inc. 5.25% 3/15/14	560,000	883,400
Johnson Controls, Inc. 6.5% 9/30/12	620,000	1,115,450
Micron Technology, Inc. 4.25% 10/15/13	320,000	372,800
Sunpower Corp. 4.75% 4/15/14	530,000	623,969
Textron, Inc. 4.5% 5/1/13	330,000	357,819
United States Steel Corp. 4% 5/15/14	770,000	821,975
TOTAL UNITED STATES OF AMERICA		4,175,413
TOTAL CONVERTIBLE BONDS (Cost $4,543,650)		5,889,054
Government Obligations - 0.2%

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.22% 5/7/09 to 5/28/09 (e) (Cost $1,594,804)	1,595,000	1,594,965
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	21,869,561	21,869,561
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	4,665,950	4,665,950
TOTAL MONEY MARKET FUNDS (Cost $26,535,511)		26,535,511
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $866,363,637)		832,367,335
NET OTHER ASSETS - (0.3)%		(2,618,775)
NET ASSETS - 100%		$ 829,748,560
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
44 Nikkei 225 Index Contracts (Japan)	June 2009	$ 3,953,953	$ 424,780
106 TOPIX 150 Index Contracts (Japan)	June 2009	9,041,635	1,359,243
TOTAL EQUITY INDEX CONTRACTS		$ 12,995,588	$ 1,784,023

The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,564,965.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 248,376
Fidelity Securities Lending Cash Central Fund	41,797
Total	$ 290,173
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 832,367,335	$ 495,271,826	$ 337,095,509	$ -
Other Financial Instruments*	$ 1,784,023	$ 1,784,023	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 336,547
Total Realized Gain (Loss)	(1,382,609)
Total Unrealized Gain (Loss)	1,180,463
Cost of Purchases	-
Proceeds of Sales	(134,401)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the Fund had a capital loss carryforward of approximately $115,059,396 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,520,646) - See accompanying schedule: Unaffiliated issuers (cost $839,828,126)	$ 805,831,824
Fidelity Central Funds (cost $26,535,511)	26,535,511
Total Investments (cost $866,363,637)		$ 832,367,335
Foreign currency held at value (cost $46,089)		46,447
Receivable for investments sold		41,982,015
Receivable for fund shares sold		659,782
Dividends receivable		2,566,815
Interest receivable		11,081
Distributions receivable from Fidelity Central Funds		20,115
Receivable for daily variation on futures contracts		496,865
Prepaid expenses		7,408
Other receivables		117,651
Total assets		878,275,514

Liabilities
Payable to custodian bank	$ 45,354
Payable for investments purchased	42,207,066
Payable for fund shares redeemed	720,562
Accrued management fee	576,475
Distribution fees payable	262
Other affiliated payables	231,529
Other payables and accrued expenses	79,756
Collateral on securities loaned, at value	4,665,950
Total liabilities		48,526,954

Net Assets		$ 829,748,560
Net Assets consist of:
Paid in capital		$ 1,198,985,391
Undistributed net investment income		3,220,558
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(340,183,429)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(32,273,960)
Net Assets		$ 829,748,560

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($148,111 ÷ 12,086 shares)	$ 12.25

Maximum offering price per share (100/94.25 of $12.25)	$ 13.00
Class T: Net Asset Value and redemption price per share ($112,684 ÷ 9,199 shares)	$ 12.25

Maximum offering price per share (100/96.50 of $12.25)	$ 12.69
Class B: Net Asset Value, offering price and redemption price per share ($121,437 ÷ 9,924 shares)	$ 12.24

Class C: Net Asset Value, offering price and redemption price per share ($124,855 ÷ 10,203 shares)	$ 12.24

Worldwide: Net Asset Value, offering price and redemption price per share ($829,128,774 ÷ 67,641,268 shares)	$ 12.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($112,699 ÷ 9,191 shares)	$ 12.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 10,902,640
Interest		13,849
Income from Fidelity Central Funds		290,173
		11,206,662
Less foreign taxes withheld		(476,468)
Total income		10,730,194

Expenses
Management fee Basic fee	$ 2,879,647
Performance adjustment	645,595
Transfer agent fees	1,239,076
Distribution fees	563
Accounting and security lending fees	192,708
Custodian fees and expenses	72,347
Independent trustees' compensation	2,924
Registration fees	87,482
Audit	39,162
Legal	2,564
Miscellaneous	8,851
Total expenses before reductions	5,170,919
Expense reductions	(131,441)	5,039,478
Net investment income (loss)		5,690,716
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(191,977,593)
Foreign currency transactions	(339,908)
Futures contracts	(1,613,932)
Total net realized gain (loss)		(193,931,433)
Change in net unrealized appreciation (depreciation) on: Investment securities	114,980,429
Assets and liabilities in foreign currencies	(18,298)
Futures contracts	1,784,023
Total change in net unrealized appreciation (depreciation)		116,746,154
Net gain (loss)		(77,185,279)
Net increase (decrease) in net assets resulting from operations		$ (71,494,563)

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,690,716	$ 12,367,196
Net realized gain (loss)	(193,931,433)	(143,763,130)
Change in net unrealized appreciation (depreciation)	116,746,154	(564,532,626)
Net increase (decrease) in net assets resulting from operations	(71,494,563)	(695,928,560)
Distributions to shareholders from net investment income	(11,746,083)	(8,541,065)
Distributions to shareholders from net realized gain	-	(169,398,247)
Total distributions	(11,746,083)	(177,939,312)
Share transactions - net increase (decrease)	(21,915,478)	35,066,852
Redemption fees	19,337	83,803
Total increase (decrease) in net assets	(105,136,787)	(838,717,217)

Net Assets
Beginning of period	934,885,347	1,773,602,564
End of period (including undistributed net investment income of $3,220,558 and undistributed net investment income of $10,091,805, respectively)	$ 829,748,560	$ 934,885,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.37
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 12.25
Total Return B, C, D	12.59%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.48% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148
Portfolio turnover rate G	267% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.37
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 12.25
Total Return B,C, D	12.59%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A
Expenses net of fee waivers, if any	1.74%A
Expenses net of all reductions	1.72%A
Net investment income (loss)	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113
Portfolio turnover rate G	267%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.36
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 12.24
Total Return B, C	12.50%
Ratios to Average Net Assets E, H
Expenses before reductions	2.25% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.23% A
Net investment income (loss)	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121
Portfolio turnover rate F	267% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.36
Redemption fees added to paid in capitalD, I	-
Net asset value, end of period	$ 12.24
Total Return B, C	12.50%
Ratios to Average Net Assets E, H
Expenses before reductions	2.25% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.23% A
Net investment income (loss)	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125
Portfolio turnover rate F	267% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 25.18	$ 21.82	$ 19.05	$ 16.72	$ 15.30
Income from Investment Operations
Net investment income (loss) D	.08	.16	.14	.17	.15 G	.05 H
Net realized and unrealized gain (loss)	(1.05)	(9.44)	6.05	3.74	2.30	1.44
Total from investment operations	(0.97)	(9.28)	6.19	3.91	2.45	1.49
Distributions from net investment income	(.17)	(.12)	(.17)	(.10)	(.10)	(.07)
Distributions from net realized gain	-	(2.38)	(2.66)	(1.04)	(.02)	-
Total distributions	(.17)	(2.50)	(2.83)	(1.14)	(.12)	(.07)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 13.40	$ 25.18	$ 21.82	$ 19.05	$ 16.72
Total Return B, C	(7.20)%	(40.66)%	31.87%	21.31%	14.71%	9.77%
Ratios to Average Net Assets E, I
Expenses before reductions	1.29% A	1.21%	1.04%	1.08%	1.07%	1.23%
Expenses net of fee waivers, if any	1.28%A	1.21%	1.04%	1.08%	1.07%	1.23%
Expenses net of all reductions	1.26%A	1.19%	1.02%	1.02%	1.01%	1.19%
Net investment income (loss)	1.42%A	.84%	.66%	.85%	.82% G	.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 829,129	$ 934,885	$ 1,773,603	$ 1,328,219	$ 1,181,044	$ 1,064,162
Portfolio turnover rate F	267%A	264%	128%	205%	93%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .25%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.38
Redemption fees added to paid in capitalD, I	-
Net asset value, end of period	$ 12.26
Total Return B, C	12.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.23% A
Expenses net of fee waivers, if any	1.23%A
Expenses net of all reductions	1.21%A
Net investment income (loss)	2.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113
Portfolio turnover rate F	267%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Worldwide and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Worldwide on February 19, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 71,860,193
Unrealized depreciation	(136,640,711)
Net unrealized appreciation (depreciation)	$ (64,780,518)
Cost for federal income tax purposes	$ 897,147,853

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,026,526,266 and $1,028,074,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20 of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 55	$ 50
Class T	.25%	.25%	99	99
Class B	.75%	.25%	203	202
Class C	.75%	.25%	206	199
			$ 563	$ 550

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 150
Class T	3
Total	$ 153

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 65.29
Class T	53.26
Class B	57.28
Class C	58.28
Worldwide	1,238,794.31
Institutional Class	49.24
	$ 1,239,076

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,238 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,569 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end is disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $41,797.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Worldwide operating expenses. During the period, this reimbursement reduced the Fund's expenses by $57,475.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $73,426 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $540.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Worldwide	$ 11,746,083	$ 8,541,065
From net realized gain
Worldwide	$ -	$ 169,398,247

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A A
Shares sold	12,086	-	$ 133,845	$ -
Class T A
Shares sold	9,199	-	$ 100,097	$ -
Class B A
Shares sold	9,924	-	$ 108,670	$ -
Class C A
Shares sold	10,203	-	$ 111,994	$ -
Worldwide
Shares sold	5,281,716	15,425,394	$ 61,622,080	$ 303,265,276
Reinvestment of distributions	959,834	7,926,720	11,413,264	172,247,752
Shares redeemed	(8,347,452)	(24,051,522)	(95,505,428)	(440,446,176)
Net increase (decrease)	(2,105,902)	(699,408)	$ (22,470,084)	$ 35,066,852
Institutional Class A
Shares sold	9,191	-	$ 100,000	$ -

A Share transactions are for the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investment Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

AWLD-USAN-0609
1.883449.100

Fidelity Advisor
Worldwide Fund
Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of
Fidelity® Worldwide Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Worldwide

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009) for Worldwide and for the entire period (February 19, 2009 to April 30, 2009) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.50%
Actual		$ 1,000.00	$ 1,125.90	$ 3.10 B
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50 C
Class T	1.74%
Actual		$ 1,000.00	$ 1,125.90	$ 3.60 B
HypotheticalA		$ 1,000.00	$ 1,016.17	$ 8.70 C
Class B	2.25%
Actual		$ 1,000.00	$ 1,125.00	$ 4.65 B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23 C
Class C	2.25%
Actual		$ 1,000.00	$ 1,125.00	$ 4.65 B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Worldwide	1.28%
Actual		$ 1,000.00	$ 928.00	$ 6.12 B
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.41 C
Institutional Class	1.23%
Actual		$ 1,000.00	$ 1,126.80	$ 2.54 B
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.16 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Worldwide and multiplied by 71/365 (to reflect the period February 19, 2009 to April 30, 2009) for Class A, Class T, Class B, Class C and Institutional Class.

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Worldwide

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United States of America	47.8%
Japan	11.2%
United Kingdom	10.3%
Germany	5.3%
France	5.2%
Switzerland	5.1%
Australia	1.7%
Netherlands	1.4%
China	1.3%
Other	10.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United States of America	54.0%
United Kingdom	11.6%
Switzerland	7.0%
Japan	6.9%
Germany	5.8%
France	2.9%
Australia	2.5%
Spain	1.9%
Italy	0.9%
Other	6.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	94.6
Bonds	0.7	0.0
Short-Term Investments and Net Other Assets	1.5	5.4
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	2.3	2.2
Union Pacific Corp. (United States of America, Road & Rail)	2.2	3.8
QUALCOMM, Inc. (United States of America, Communications Equipment)	2.2	1.3
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	2.2	0.0
JPMorgan Chase & Co. (United States of America, Diversified Financial Services)	2.1	0.0
Apple, Inc. (United States of America, Computers & Peripherals)	2.0	2.2
Gilead Sciences, Inc. (United States of America, Biotechnology)	1.7	0.7
Temple-Inland, Inc. (United States of America, Containers & Packaging)	1.6	0.0
Avnet, Inc. (United States of America, Electronic Equipment & Components)	1.5	0.0
Oracle Corp. (United States of America, Software)	1.3	2.0
	19.1
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.7	12.6
Financials	19.7	19.3
Consumer Discretionary	12.0	8.9
Industrials	9.4	8.9
Health Care	8.7	15.6
Energy	8.2	6.3
Materials	7.8	4.2
Consumer Staples	5.8	11.2
Telecommunication Services	4.7	3.9
Utilities	0.9	3.7

Semiannual Report

Worldwide

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.7%
ABB Grain Ltd.	87,967	$ 557,738
Billabong International Ltd.	233,401	1,781,912
Commonwealth Bank of Australia	95,320	2,433,375
CSL Ltd.	54,536	1,364,861
Macquarie Group Ltd.	49,400	1,202,559
Newcrest Mining Ltd.	13,087	284,896
QBE Insurance Group Ltd.	141,373	2,239,844
Wesfarmers Ltd.	203,618	3,351,867
Woolworths Ltd.	48,407	940,457
TOTAL AUSTRALIA		14,157,509
Belgium - 0.4%
Anheuser-Busch InBev NV	121,600	3,721,458
Bermuda - 0.1%
Aquarius Platinum Ltd. (United Kingdom) (a)	81,666	307,726
Huabao International Holdings Ltd.	1,060,000	749,264
TOTAL BERMUDA		1,056,990
Brazil - 0.7%
BM&F BOVESPA SA	182,298	750,215
Petroleo Brasileiro SA - Petrobras sponsored ADR	46,900	1,574,433
Redecard SA	125,500	1,580,980
Vivo Participacoes SA sponsored ADR	105,925	1,690,563
TOTAL BRAZIL		5,596,191
Canada - 1.1%
Canadian Natural Resources Ltd.	48,100	2,217,457
Niko Resources Ltd.	32,300	1,634,693
Open Text Corp. (a)	44,600	1,468,913
Petro-Canada	27,200	858,455
Petrobank Energy & Resources Ltd. (a)	46,800	1,006,009
Suncor Energy, Inc.	64,800	1,630,793
TOTAL CANADA		8,816,320
Cayman Islands - 0.5%
Belle International Holdings Ltd.	2,458,000	1,872,697
China Dongxiang Group Co. Ltd.	3,481,000	1,690,527
Want Want China Holdings Ltd.	1,008,000	502,617
TOTAL CAYMAN ISLANDS		4,065,841
China - 1.3%
BYD Co. Ltd. (H Shares)	278,500	731,636
Changyou.com Ltd. (A Shares) ADR	37,500	1,153,125
China Merchants Bank Co. Ltd. (H Shares)	544,500	972,872
China Telecom Corp. Ltd. (H Shares)	3,790,000	1,865,692
Industrial & Commercial Bank of China Ltd.	1,793,000	1,020,006
Li Ning Co. Ltd.	473,500	968,999

	Shares	Value
Tencent Holdings Ltd.	197,200	$ 1,742,975
ZTE Corp. (H Shares)	701,584	2,365,312
TOTAL CHINA		10,820,617
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)	583,060	46,854
Denmark - 0.5%
Novo Nordisk AS Series B	62,700	2,983,161
Vestas Wind Systems AS (a)	15,800	1,025,547
TOTAL DENMARK		4,008,708
Finland - 0.2%
Nokia Corp. sponsored ADR	133,500	1,887,690
France - 5.2%
Accor SA	26,700	1,129,421
Alstom SA	37,600	2,343,268
AXA SA	177,900	2,988,229
BNP Paribas SA	97,782	5,146,256
Cap Gemini SA	39,200	1,464,917
Iliad Group SA	11,100	1,165,555
LVMH Moet Hennessy - Louis Vuitton	15,300	1,154,826
Orpea (a)	32,100	1,312,243
PPR SA	28,050	2,148,426
Sanofi-Aventis	26,900	1,545,119
Schneider Electric SA (d)	22,600	1,719,370
Societe Generale Series A	44,885	2,293,399
Total SA:
Series B	120,500	6,027,713
sponsored ADR	241,200	11,992,464
Unibail-Rodamco	6,800	1,013,785
TOTAL FRANCE		43,444,991
Germany - 4.8%
Allianz AG (Reg.)	23,900	2,165,276
Bayerische Motoren Werke AG (BMW)	50,600	1,735,859
Daimler AG (Reg.)	58,300	2,081,391
Deutsche Bank AG	47,800	2,506,198
Deutsche Bank AG (NY Shares)	130,000	6,815,900
Deutsche Boerse AG	39,100	2,861,538
E.ON AG	180,400	6,044,902
Fresenius Medical Care AG & Co. KGaA (d)	58,100	2,258,904
GEA Group AG	134,400	1,749,417
Gerresheimer AG	36,700	875,314
MAN AG	41,700	2,560,803
Munich Re Group (Reg.)	33,900	4,635,436
Siemens AG (Reg.)	47,500	3,179,314
Wincor Nixdorf AG	10,700	531,376
TOTAL GERMANY		40,001,628
Greece - 0.1%
Public Power Corp. of Greece	37,400	720,758
Hong Kong - 0.4%
Cheung Kong Holdings Ltd.	224,000	2,310,694
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hang Lung Properties Ltd.	237,000	$ 665,661
Techtronic Industries Co. Ltd.	379,000	224,140
TOTAL HONG KONG		3,200,495
India - 0.4%
Bharti Airtel Ltd. (a)	114,455	1,744,404
Infosys Technologies Ltd.	42,311	1,294,599
Titan Industries Ltd.	12,639	191,259
TOTAL INDIA		3,230,262
Ireland - 0.4%
CRH PLC	68,200	1,772,530
Paddy Power PLC (Ireland)	82,700	1,522,688
TOTAL IRELAND		3,295,218
Israel - 0.4%
Nice Systems Ltd. sponsored ADR (a)	52,600	1,347,086
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,300	1,988,217
TOTAL ISRAEL		3,335,303
Italy - 0.3%
Fiat SpA	232,500	2,272,407
Japan - 9.6%
Asics Corp.	224,000	1,456,528
Canon Marketing Japan, Inc.	132,200	1,598,970
Canon, Inc.	110,450	3,306,133
Daiwa Securities Group, Inc.	401,000	2,101,311
Denso Corp.	83,900	1,983,804
Eisai Co. Ltd.	34,200	918,009
Fanuc Ltd.	19,200	1,385,866
Fast Retailing Co. Ltd.	7,600	798,956
Honda Motor Co. Ltd.	113,700	3,333,043
JTEKT Corp.	93,600	903,008
Keyence Corp.	5,100	900,870
Misumi Group, Inc.	28,800	388,954
Mitsubishi Corp.	93,300	1,436,200
Mitsubishi UFJ Financial Group, Inc.	1,316,200	7,181,518
Mitsui & Co. Ltd.	128,400	1,362,228
Murata Manufacturing Co. Ltd.	30,500	1,236,436
NGK Insulators Ltd.	91,000	1,395,953
Nichi-iko Pharmaceutical Co. Ltd.	15,200	410,503
Nippon Building Fund, Inc.	157	1,275,905
Nippon Electric Glass Co. Ltd.	115,000	936,044
Nippon Steel Corp.	277,000	931,542
Nissan Motor Co. Ltd.	397,600	2,075,794
Nitori Co. Ltd.	5,400	303,926
Nomura Holdings, Inc.	639,000	3,857,057
NSK Ltd.	187,000	832,566
Omron Corp.	56,800	849,155
Point, Inc.	12,340	550,030
Promise Co. Ltd.	156,100	2,063,190
Rakuten, Inc.	4,160	2,116,915

	Shares	Value
Ricoh Co. Ltd.	241,000	$ 2,980,450
Sawai Pharmaceutical Co. Ltd.	9,100	421,846
Seven & i Holdings Co., Ltd.	51,800	1,170,802
Shin-Etsu Chemical Co., Ltd.	43,300	2,105,034
SMC Corp.	6,100	598,542
Softbank Corp.	142,000	2,247,007
Sony Corp. sponsored ADR	68,100	1,761,066
Sony Financial Holdings, Inc.	503	1,582,953
Sumitomo Mitsui Financial Group, Inc.	97,900	3,396,148
THK Co. Ltd.	100,600	1,395,542
Tokio Marine Holdings, Inc.	94,600	2,495,546
Tokyo Electron Ltd.	72,300	3,307,088
Toyota Motor Corp.	174,100	6,892,410
Tsumura & Co.	28,700	786,174
USS Co. Ltd.	18,810	852,612
TOTAL JAPAN		79,883,634
Korea (South) - 0.3%
NHN Corp. (a)	12,068	1,468,368
Samsung Electronics Co. Ltd.	2,169	1,004,733
TOTAL KOREA (SOUTH)		2,473,101
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A	70,200	1,655,316
SES SA (A Shares) FDR unit	146,242	2,597,793
Tenaris SA	54,700	687,837
TOTAL LUXEMBOURG		4,940,946
Mexico - 0.1%
America Movil SAB de CV Series L sponsored ADR	22,500	739,125
Netherlands - 1.4%
Akzo Nobel NV	39,300	1,643,098
ASML Holding NV:
(Netherlands)	87,800	1,841,914
(NY Shares)	55,000	1,163,250
Gemalto NV (a)	61,300	1,929,662
James Hardie Industries NV unit	304,018	1,016,837
Koninklijke Ahold NV	130,600	1,430,492
Koninklijke KPN NV	85,400	1,026,434
Royal DSM NV	52,000	1,612,208
TOTAL NETHERLANDS		11,663,895
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	78,000	3,821,220
Norway - 0.1%
Pronova BioPharma ASA (a)	296,200	742,911
Papua New Guinea - 0.2%
Oil Search Ltd.	510,037	1,902,450
Russia - 0.2%
OAO Gazprom sponsored ADR	85,400	1,511,580
Common Stocks - continued
	Shares	Value
Singapore - 0.2%
Ascendas Real Estate Investment Trust (A-REIT)	455,000	$ 411,820
Singapore Exchange Ltd.	330,000	1,397,568
TOTAL SINGAPORE		1,809,388
South Africa - 0.5%
MTN Group Ltd.	301,900	3,920,782
Spain - 1.2%
Banco Santander SA	191,400	1,818,491
Inditex SA	23,800	1,014,510
Red Electrica Corporacion SA	16,400	686,200
Telefonica SA	333,900	6,324,439
TOTAL SPAIN		9,843,640
Sweden - 0.3%
H&M Hennes & Mauritz AB (B Shares)	50,500	2,247,876
Switzerland - 5.1%
Actelion Ltd. (Reg.) (a)	73,636	3,353,950
BB BIOTECH AG	20,274	1,179,225
Credit Suisse Group sponsored ADR	83,600	3,200,208
Nestle SA (Reg.)	214,177	6,979,636
Nobel Biocare Holding AG (Switzerland)	59,700	1,216,737
Noble Corp.	204,000	5,575,320
Novartis AG sponsored ADR	24,100	913,631
Partners Group Holding	14,770	1,290,178
Roche Holding AG (participation certificate)	50,315	6,343,262
Sonova Holding AG	32,712	2,116,130
Syngenta AG (Switzerland)	9,050	1,931,581
UBS AG (For. Reg.)	164,736	2,262,300
Weatherford International Ltd. (a)	201,000	3,342,630
Zurich Financial Services AG (Reg.)	16,380	3,043,104
TOTAL SWITZERLAND		42,747,892
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,711,000	2,894,419
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	170,000	1,796,900
TOTAL TAIWAN		4,691,319
United Kingdom - 10.3%
Aberdeen Asset Management PLC	1,207,400	2,340,580
Aegis Group PLC	435,400	582,670
AstraZeneca PLC (United Kingdom)	70,700	2,474,663
Autonomy Corp. PLC (a)	105,100	2,204,084
BAE Systems PLC	251,200	1,320,881
Barclays PLC	487,600	1,978,961
BG Group PLC	144,200	2,301,704
BG Group PLC sponsored ADR	11,900	943,908
BHP Billiton PLC	346,600	7,190,987
BP PLC	399,400	2,821,364

	Shares	Value
British American Tobacco PLC (United Kingdom)	64,435	$ 1,553,386
Capita Group PLC	168,419	1,697,474
Carphone Warehouse Group PLC	320,600	701,826
Compass Group PLC	366,600	1,742,524
Cookson Group PLC	1,787,700	510,468
DSG International PLC	663,400	417,683
DSG International PLC	592,700	262,945
HSBC Holdings PLC:
(Hong Kong) (Reg.)	73,238	513,361
(United Kingdom) (Reg.)	1,019,957	7,250,665
Imperial Tobacco Group PLC	93,500	2,132,519
Informa PLC	504,100	2,202,452
InterContinental Hotel Group PLC	121,900	1,157,722
Man Group PLC	761,300	2,812,909
Misys PLC	451,700	921,582
NEXT PLC	74,500	1,781,249
Prudential PLC	376,900	2,165,488
Reckitt Benckiser Group PLC	84,000	3,296,198
Rio Tinto PLC (Reg.)	106,600	4,329,679
Royal Bank of Scotland Group PLC	579,508	353,544
Royal Dutch Shell PLC Class B	308,300	6,974,391
SSL International PLC	282,500	1,979,845
Standard Chartered PLC (United Kingdom)	250,064	3,866,866
Vodafone Group PLC	3,488,500	6,409,356
Vodafone Group PLC sponsored ADR	69,412	1,273,710
William Morrison Supermarkets PLC	332,700	1,204,693
Wolseley PLC	137,952	2,473,214
WPP PLC	164,900	1,127,813
Xstrata PLC	44,000	387,766
TOTAL UNITED KINGDOM		85,661,130
United States of America - 45.8%
3M Co.	45,000	2,592,000
Albemarle Corp.	25,000	670,500
Amazon.com, Inc. (a)	27,800	2,238,456
American Eagle Outfitters, Inc.	53,000	785,460
American Express Co.	32,000	807,040
Apple, Inc. (a)	131,600	16,559,228
Applied Materials, Inc.	92,000	1,123,320
Ashland, Inc.	35,000	768,600
AutoNation, Inc. (a)	39,000	690,690
AutoZone, Inc. (a)	2,000	332,780
Avnet, Inc. (a)	587,400	12,858,186
Baker Hughes, Inc.	13,000	462,540
Bank of America Corp.	257,900	2,303,047
Bemis Co., Inc.	13,000	312,520
Biogen Idec, Inc. (a)	49,900	2,412,166
BorgWarner, Inc.	313,800	9,084,510
Boston Private Financial Holdings, Inc.	35,000	161,350
Burlington Northern Santa Fe Corp.	48,000	3,239,040
Caterpillar, Inc.	51,000	1,814,580
Celanese Corp. Class A	242,000	5,043,280
Common Stocks - continued
	Shares	Value
United States of America - continued
Cephalon, Inc. (a)(d)	82,200	$ 5,393,142
Charles Schwab Corp.	48,000	887,040
Chevron Corp.	76,700	5,069,870
Cisco Systems, Inc. (a)	534,700	10,330,404
CME Group, Inc.	4,300	951,805
Coach, Inc.	64,000	1,568,000
Comcast Corp. Class A (special) (non-vtg.)	62,000	910,160
CSX Corp.	13,000	384,670
Cummins, Inc.	31,600	1,074,400
Dendreon Corp. (a)	40,000	848,000
Dow Chemical Co.	65,000	1,040,000
Eaton Corp.	129,000	5,650,200
Express Scripts, Inc. (a)	161,000	10,299,170
Fidelity National Financial, Inc. Class A	285,900	5,183,367
FMC Corp.	120,300	5,862,219
Ford Motor Co. (a)	210,000	1,255,800
Freeport-McMoRan Copper & Gold, Inc. Class B	121,600	5,186,240
General Electric Co.	401,900	5,084,035
Gilead Sciences, Inc. (a)	309,000	14,152,200
Goldman Sachs Group, Inc.	36,000	4,626,000
Google, Inc. Class A (sub. vtg.) (a)	47,700	18,887,768
Hewitt Associates, Inc. Class A (a)	82,000	2,571,520
Illinois Tool Works, Inc.	38,000	1,246,400
International Business Machines Corp.	55,800	5,759,118
JCPenney Co., Inc.	24,000	736,560
JPMorgan Chase & Co.	517,400	17,074,200
KLA-Tencor Corp.	41,000	1,137,340
Kohl's Corp. (a)	67,000	3,038,450
Lam Research Corp. (a)	131,000	3,652,280
Las Vegas Sands Corp. (a)	70,000	547,400
Louisiana-Pacific Corp.	223,000	907,610
Marriott International, Inc. Class A	73,000	1,719,880
McDonald's Corp.	48,000	2,557,920
McGraw-Hill Companies, Inc.	64,000	1,929,600
Mead Johnson Nutrition Co. Class A	13,300	375,725
Microsoft Corp.	75,000	1,519,500
Morgan Stanley	435,000	10,283,400
National Oilwell Varco, Inc. (a)	7,000	211,960
Nordstrom, Inc.	33,000	746,790
Norfolk Southern Corp.	15,000	535,200
Novellus Systems, Inc. (a)	125,000	2,257,500
O'Reilly Automotive, Inc. (a)	39,000	1,515,150
Occidental Petroleum Corp.	12,000	675,480
Omnicom Group, Inc.	5,000	157,350
Oracle Corp.	576,900	11,157,246
Owens-Illinois, Inc. (a)	35,000	853,650
PACCAR, Inc.	139,800	4,954,512
Packaging Corp. of America	50,000	793,500
Pactiv Corp. (a)	13,000	284,180
Parker Hannifin Corp.	31,000	1,405,850
Patterson-UTI Energy, Inc.	58,000	737,180

	Shares	Value
Philip Morris International, Inc.	92,000	$ 3,330,400
PNC Financial Services Group, Inc.	35,000	1,389,500
Procter & Gamble Co.	20,000	988,800
Pulte Homes, Inc.	49,390	568,479
QUALCOMM, Inc.	422,800	17,892,896
Quidel Corp. (a)	9,700	112,908
Qwest Communications International, Inc.	150,000	583,500
Regal-Beloit Corp.	28,300	1,149,829
Rock-Tenn Co. Class A	26,000	981,760
Rockwell Automation, Inc.	13,000	410,670
Rosetta Stone, Inc.	2,000	59,900
Sealed Air Corp.	123,000	2,344,380
Simon Property Group, Inc.	41,000	2,115,600
Southwestern Energy Co. (a)	107,000	3,837,020
Sprint Nextel Corp. (a)	2,007,000	8,750,520
Temple-Inland, Inc.	1,093,300	13,054,002
Tenet Healthcare Corp. (a)	200,000	450,000
Teradyne, Inc. (a)	375,000	2,227,500
The Coca-Cola Co.	233,600	10,056,480
The DIRECTV Group, Inc. (a)	261,400	6,464,422
The Travelers Companies, Inc.	32,000	1,316,480
The Walt Disney Co.	30,000	657,000
TJX Companies, Inc.	122,000	3,412,340
Union Pacific Corp.	375,600	18,456,984
Varian Semiconductor Equipment Associates, Inc. (a)	60,649	1,552,008
Visa, Inc.	115,700	7,515,872
Wal-Mart Stores, Inc.	117,600	5,927,040
Walgreen Co.	62,000	1,948,660
Wells Fargo & Co.	467,900	9,362,679
Wilmington Trust Corp., Delaware	181,000	2,626,310
Wyndham Worldwide Corp.	25,000	292,000
TOTAL UNITED STATES OF AMERICA		380,082,173
TOTAL COMMON STOCKS (Cost $824,929,216)		792,362,302
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.5%
Fresenius SE (non-vtg.)	79,700	4,066,332
Italy - 0.2%
Intesa Sanpaolo SpA	864,400	1,919,171
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,760,456)		5,985,503
Convertible Bonds - 0.7%
	Principal Amount
Bermuda - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 890,000	1,238,613
Convertible Bonds - continued
	Principal Amount	Value
Luxembourg - 0.1%
ArcelorMittal SA 5% 5/15/14	$ 460,000	$ 475,028
United States of America - 0.5%
Alcoa, Inc. 5.25% 3/15/14	560,000	883,400
Johnson Controls, Inc. 6.5% 9/30/12	620,000	1,115,450
Micron Technology, Inc. 4.25% 10/15/13	320,000	372,800
Sunpower Corp. 4.75% 4/15/14	530,000	623,969
Textron, Inc. 4.5% 5/1/13	330,000	357,819
United States Steel Corp. 4% 5/15/14	770,000	821,975
TOTAL UNITED STATES OF AMERICA		4,175,413
TOTAL CONVERTIBLE BONDS (Cost $4,543,650)		5,889,054
Government Obligations - 0.2%

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.22% 5/7/09 to 5/28/09 (e) (Cost $1,594,804)	1,595,000	1,594,965
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	21,869,561	21,869,561
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	4,665,950	4,665,950
TOTAL MONEY MARKET FUNDS (Cost $26,535,511)		26,535,511
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $866,363,637)		832,367,335
NET OTHER ASSETS - (0.3)%		(2,618,775)
NET ASSETS - 100%		$ 829,748,560
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
44 Nikkei 225 Index Contracts (Japan)	June 2009	$ 3,953,953	$ 424,780
106 TOPIX 150 Index Contracts (Japan)	June 2009	9,041,635	1,359,243
TOTAL EQUITY INDEX CONTRACTS		$ 12,995,588	$ 1,784,023

The face value of futures purchased as a percentage of net assets - 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,564,965.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 248,376
Fidelity Securities Lending Cash Central Fund	41,797
Total	$ 290,173
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 832,367,335	$ 495,271,826	$ 337,095,509	$ -
Other Financial Instruments*	$ 1,784,023	$ 1,784,023	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 336,547
Total Realized Gain (Loss)	(1,382,609)
Total Unrealized Gain (Loss)	1,180,463
Cost of Purchases	-
Proceeds of Sales	(134,401)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the Fund had a capital loss carryforward of approximately $115,059,396 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,520,646) - See accompanying schedule: Unaffiliated issuers (cost $839,828,126)	$ 805,831,824
Fidelity Central Funds (cost $26,535,511)	26,535,511
Total Investments (cost $866,363,637)		$ 832,367,335
Foreign currency held at value (cost $46,089)		46,447
Receivable for investments sold		41,982,015
Receivable for fund shares sold		659,782
Dividends receivable		2,566,815
Interest receivable		11,081
Distributions receivable from Fidelity Central Funds		20,115
Receivable for daily variation on futures contracts		496,865
Prepaid expenses		7,408
Other receivables		117,651
Total assets		878,275,514

Liabilities
Payable to custodian bank	$ 45,354
Payable for investments purchased	42,207,066
Payable for fund shares redeemed	720,562
Accrued management fee	576,475
Distribution fees payable	262
Other affiliated payables	231,529
Other payables and accrued expenses	79,756
Collateral on securities loaned, at value	4,665,950
Total liabilities		48,526,954

Net Assets		$ 829,748,560
Net Assets consist of:
Paid in capital		$ 1,198,985,391
Undistributed net investment income		3,220,558
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(340,183,429)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(32,273,960)
Net Assets		$ 829,748,560

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($148,111 ÷ 12,086 shares)	$ 12.25

Maximum offering price per share (100/94.25 of $12.25)	$ 13.00
Class T: Net Asset Value and redemption price per share ($112,684 ÷ 9,199 shares)	$ 12.25

Maximum offering price per share (100/96.50 of $12.25)	$ 12.69
Class B: Net Asset Value, offering price and redemption price per share ($121,437 ÷ 9,924 shares)	$ 12.24

Class C: Net Asset Value, offering price and redemption price per share ($124,855 ÷ 10,203 shares)	$ 12.24

Worldwide: Net Asset Value, offering price and redemption price per share ($829,128,774 ÷ 67,641,268 shares)	$ 12.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($112,699 ÷ 9,191 shares)	$ 12.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 10,902,640
Interest		13,849
Income from Fidelity Central Funds		290,173
		11,206,662
Less foreign taxes withheld		(476,468)
Total income		10,730,194

Expenses
Management fee Basic fee	$ 2,879,647
Performance adjustment	645,595
Transfer agent fees	1,239,076
Distribution fees	563
Accounting and security lending fees	192,708
Custodian fees and expenses	72,347
Independent trustees' compensation	2,924
Registration fees	87,482
Audit	39,162
Legal	2,564
Miscellaneous	8,851
Total expenses before reductions	5,170,919
Expense reductions	(131,441)	5,039,478
Net investment income (loss)		5,690,716
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(191,977,593)
Foreign currency transactions	(339,908)
Futures contracts	(1,613,932)
Total net realized gain (loss)		(193,931,433)
Change in net unrealized appreciation (depreciation) on: Investment securities	114,980,429
Assets and liabilities in foreign currencies	(18,298)
Futures contracts	1,784,023
Total change in net unrealized appreciation (depreciation)		116,746,154
Net gain (loss)		(77,185,279)
Net increase (decrease) in net assets resulting from operations		$ (71,494,563)

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,690,716	$ 12,367,196
Net realized gain (loss)	(193,931,433)	(143,763,130)
Change in net unrealized appreciation (depreciation)	116,746,154	(564,532,626)
Net increase (decrease) in net assets resulting from operations	(71,494,563)	(695,928,560)
Distributions to shareholders from net investment income	(11,746,083)	(8,541,065)
Distributions to shareholders from net realized gain	-	(169,398,247)
Total distributions	(11,746,083)	(177,939,312)
Share transactions - net increase (decrease)	(21,915,478)	35,066,852
Redemption fees	19,337	83,803
Total increase (decrease) in net assets	(105,136,787)	(838,717,217)

Net Assets
Beginning of period	934,885,347	1,773,602,564
End of period (including undistributed net investment income of $3,220,558 and undistributed net investment income of $10,091,805, respectively)	$ 829,748,560	$ 934,885,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.04
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.37
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 12.25
Total Return B, C, D	12.59%
Ratios to Average Net Assets F, I
Expenses before reductions	1.50% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.48% A
Net investment income (loss)	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 148
Portfolio turnover rate G	267% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) E	.03
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.37
Redemption fees added to paid in capital E, J	-
Net asset value, end of period	$ 12.25
Total Return B,C, D	12.59%
Ratios to Average Net Assets F, I
Expenses before reductions	1.74% A
Expenses net of fee waivers, if any	1.74%A
Expenses net of all reductions	1.72%A
Net investment income (loss)	1.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113
Portfolio turnover rate G	267%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.36
Redemption fees added to paid in capital D, I	-
Net asset value, end of period	$ 12.24
Total Return B, C	12.50%
Ratios to Average Net Assets E, H
Expenses before reductions	2.25% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.23% A
Net investment income (loss)	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 121
Portfolio turnover rate F	267% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.36
Redemption fees added to paid in capitalD, I	-
Net asset value, end of period	$ 12.24
Total Return B, C	12.50%
Ratios to Average Net Assets E, H
Expenses before reductions	2.25% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.23% A
Net investment income (loss)	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 125
Portfolio turnover rate F	267% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Worldwide

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 25.18	$ 21.82	$ 19.05	$ 16.72	$ 15.30
Income from Investment Operations
Net investment income (loss) D	.08	.16	.14	.17	.15 G	.05 H
Net realized and unrealized gain (loss)	(1.05)	(9.44)	6.05	3.74	2.30	1.44
Total from investment operations	(0.97)	(9.28)	6.19	3.91	2.45	1.49
Distributions from net investment income	(.17)	(.12)	(.17)	(.10)	(.10)	(.07)
Distributions from net realized gain	-	(2.38)	(2.66)	(1.04)	(.02)	-
Total distributions	(.17)	(2.50)	(2.83)	(1.14)	(.12)	(.07)
Redemption fees added to paid in capital D, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.26	$ 13.40	$ 25.18	$ 21.82	$ 19.05	$ 16.72
Total Return B, C	(7.20)%	(40.66)%	31.87%	21.31%	14.71%	9.77%
Ratios to Average Net Assets E, I
Expenses before reductions	1.29% A	1.21%	1.04%	1.08%	1.07%	1.23%
Expenses net of fee waivers, if any	1.28%A	1.21%	1.04%	1.08%	1.07%	1.23%
Expenses net of all reductions	1.26%A	1.19%	1.02%	1.02%	1.01%	1.19%
Net investment income (loss)	1.42%A	.84%	.66%	.85%	.82% G	.29% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 829,129	$ 934,885	$ 1,773,603	$ 1,328,219	$ 1,181,044	$ 1,064,162
Portfolio turnover rate F	267%A	264%	128%	205%	93%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .60%. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .25%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	1.33
Total from investment operations	1.38
Redemption fees added to paid in capitalD, I	-
Net asset value, end of period	$ 12.26
Total Return B, C	12.68%
Ratios to Average Net Assets E, H
Expenses before reductions	1.23% A
Expenses net of fee waivers, if any	1.23%A
Expenses net of all reductions	1.21%A
Net investment income (loss)	2.10%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113
Portfolio turnover rate F	267%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period February 19, 2009 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Worldwide and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund commenced sale of Class A, Class T, Class B, Class C, and Institutional Class shares and the existing class was designated Worldwide on February 19, 2009. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 71,860,193
Unrealized depreciation	(136,640,711)
Net unrealized appreciation (depreciation)	$ (64,780,518)
Cost for federal income tax purposes	$ 897,147,853

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,026,526,266 and $1,028,074,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20 of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .88% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 55	$ 50
Class T	.25%	.25%	99	99
Class B	.75%	.25%	203	202
Class C	.75%	.25%	206	199
			$ 563	$ 550

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 150
Class T	3
Total	$ 153

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 65.29
Class T	53.26
Class B	57.28
Class C	58.28
Worldwide	1,238,794.31
Institutional Class	49.24
	$ 1,239,076

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38,238 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,569 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end is disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $41,797.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Worldwide operating expenses. During the period, this reimbursement reduced the Fund's expenses by $57,475.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $73,426 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $540.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Worldwide	$ 11,746,083	$ 8,541,065
From net realized gain
Worldwide	$ -	$ 169,398,247

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A A
Shares sold	12,086	-	$ 133,845	$ -
Class T A
Shares sold	9,199	-	$ 100,097	$ -
Class B A
Shares sold	9,924	-	$ 108,670	$ -
Class C A
Shares sold	10,203	-	$ 111,994	$ -
Worldwide
Shares sold	5,281,716	15,425,394	$ 61,622,080	$ 303,265,276
Reinvestment of distributions	959,834	7,926,720	11,413,264	172,247,752
Shares redeemed	(8,347,452)	(24,051,522)	(95,505,428)	(440,446,176)
Net increase (decrease)	(2,105,902)	(699,408)	$ (22,470,084)	$ 35,066,852
Institutional Class A
Shares sold	9,191	-	$ 100,000	$ -

A Share transactions are for the period February 19, 2009 (commencement of sale of shares) to April 30, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

AWLDI-USAN-0609
1.883439.100

Fidelity's
Targeted International Equity
Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Fidelity Southeast Asia Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Canada Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
China Region Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Emerging Markets Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Shareholder Expense Example	<Click Here>	An example of Shareholder Expenses
Europe Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Europe Capital Appreciation Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Smaller Companies Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Latin America Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Nordic Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Pacific Basin Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Southeast Asia Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Canada

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.49%
Actual		$ 1,000.00	$ 949.30	$ 7.20
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class T	1.73%
Actual		$ 1,000.00	$ 948.00	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,016.22	$ 8.65
Class B	2.23%
Actual		$ 1,000.00	$ 945.90	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,013.74	$ 11.13
Class C	2.22%
Actual		$ 1,000.00	$ 945.80	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Canada	1.24%
Actual		$ 1,000.00	$ 950.60	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Institutional Class	1.21%
Actual		$ 1,000.00	$ 950.50	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,018.79	$ 6.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Canada

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Canada	89.1%
United States of America	10.4%
Netherlands Antilles	0.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Canada	92.8%
United States of America	7.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.8	98.5
Short-Term Investments and Net Other Assets	4.2	1.5
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Commercial Banks)	5.8	6.5
Toronto-Dominion Bank (Commercial Banks)	5.6	6.2
Research In Motion Ltd. (Communications Equipment)	4.3	3.4
Canadian National Railway Co. (Road & Rail)	3.8	4.3
Manulife Financial Corp. (Insurance)	3.8	3.3
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.8	5.2
EnCana Corp. (Oil, Gas & Consumable Fuels)	3.6	6.2
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.4	2.5
Canadian Imperial Bank of Commerce (Commercial Banks)	3.2	1.2
Potash Corp. of Saskatchewan, Inc. (Chemicals)	3.0	3.5
	40.3
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.0	27.8
Energy	26.3	28.8
Materials	14.9	11.3
Industrials	6.2	7.7
Information Technology	6.2	5.3
Telecommunication Services	5.4	7.0
Consumer Staples	3.3	5.7
Consumer Discretionary	2.3	3.1
Utilities	0.8	0.4
Health Care	0.4	1.4

Semiannual Report

Canada

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 2.3%
Distributors - 0.1%
Uni-Select, Inc.	100,000	$ 2,325,581
Hotels, Restaurants & Leisure - 0.4%
Tim Hortons, Inc.	400,000	9,716,000
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	290,000	7,660,423
Corus Entertainment, Inc. Class B (non-vtg.) (d)	400,000	5,329,981
Quebecor, Inc. Class B (sub. vtg.)	150,000	1,935,889
Shaw Communications, Inc. Class B	500,000	7,751,938
Thomson Reuters Corp.	300,000	8,422,376
Yellow Pages Income Fund (d)	100,000	476,011
		31,576,618
Specialty Retail - 0.6%
AutoZone, Inc. (a)	70,000	11,647,300
PetSmart, Inc.	100,000	2,288,000
		13,935,300
TOTAL CONSUMER DISCRETIONARY		57,553,499
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 3.2%
George Weston Ltd.	130,000	6,452,881
Loblaw Companies Ltd.	500,000	13,471,611
Metro, Inc. Class A (sub. vtg.)	990,000	30,697,674
Shoppers Drug Mart Corp.	850,000	30,737,482
		81,359,648
Food Products - 0.1%
Viterra, Inc. (a)	309,300	2,255,110
TOTAL CONSUMER STAPLES		83,614,758
ENERGY - 26.3%
Energy Equipment & Services - 0.5%
Schlumberger Ltd. (NY Shares)	250,000	12,247,500
Oil, Gas & Consumable Fuels - 25.8%
ARC Energy Trust unit	200,000	2,597,947
Cameco Corp.	1,450,000	33,295,621
Canadian Natural Resources Ltd.	2,070,000	95,429,038
Canadian Oil Sands Trust	200,000	4,129,897
Enbridge, Inc.	1,208,900	37,333,304
EnCana Corp.	2,000,000	91,665,619
Enerplus Resources Fund Series G	200,000	3,814,792
Hess Corp.	210,000	11,505,900
Husky Energy, Inc.	600,000	14,536,769
Imperial Oil Ltd.	900,000	32,168,448
Keyera Facilities Income Fund	1,050,000	13,577,624
Nexen, Inc.	2,350,000	44,745,024
Niko Resources Ltd.	140,000	7,085,355
Occidental Petroleum Corp.	150,000	8,443,500
Petro-Canada	1,470,000	46,394,469

	Shares	Value
Petrobank Energy & Resources Ltd. (a)	250,000	$ 5,373,979
Suncor Energy, Inc.	3,450,000	86,824,639
Talisman Energy, Inc.	4,200,000	52,620,993
TransCanada Corp.	2,200,000	54,905,510
Uranium One, Inc. (a)	400,000	1,106,223
Valero Energy Corp.	300,000	5,952,000
		653,506,651
TOTAL ENERGY		665,754,151
FINANCIALS - 30.0%
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	100,000	12,850,000
IGM Financial, Inc.	300,000	8,942,803
T. Rowe Price Group, Inc.	100,000	3,852,000
		25,644,803
Commercial Banks - 19.8%
Bank of Montreal (d)	1,609,300	53,272,449
Bank of Nova Scotia	2,600,000	73,952,650
Canadian Imperial Bank of Commerce	1,784,600	80,118,183
Royal Bank of Canada	4,140,000	146,760,529
Toronto-Dominion Bank	3,565,000	140,717,788
Wells Fargo & Co.	300,000	6,003,000
		500,824,599
Diversified Financial Services - 0.3%
Onex Corp. (sub. vtg.)	250,000	4,035,198
TMX Group, Inc.	145,000	3,899,476
		7,934,674
Insurance - 7.6%
Fairfax Financial Holdings Ltd.	30,800	8,146,223
ING Canada, Inc.	441,100	12,775,542
Manulife Financial Corp.	5,700,000	97,065,996
Power Corp. of Canada (sub. vtg.)	1,500,000	28,045,255
Sun Life Financial, Inc.	2,000,000	46,763,042
		192,796,058
Real Estate Investment Trusts - 0.2%
RioCan (REIT)	350,000	4,012,571
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A (d)	1,850,000	28,341,085
TOTAL FINANCIALS		759,553,790
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Allergan, Inc.	200,000	9,332,000
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Bombardier, Inc. Class B (sub. vtg.)	4,100,000	12,988,058
United Technologies Corp.	200,000	9,768,000
		22,756,058
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	130,000	$ 6,804,200
Airlines - 0.0%
WestJet Airlines Ltd. (a)	100,000	978,839
Construction & Engineering - 0.2%
SNC-Lavalin Group, Inc.	165,000	4,805,154
Industrial Conglomerates - 0.2%
Textron, Inc.	500,000	5,365,000
Road & Rail - 4.6%
Canadian National Railway Co.	2,420,000	97,834,318
Canadian Pacific Railway Ltd.	550,000	19,681,542
		117,515,860
TOTAL INDUSTRIALS		158,225,111
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 4.3%
Research In Motion Ltd. (a)	1,570,000	109,115,007
Computers & Peripherals - 0.6%
Apple, Inc. (a)	100,000	12,583,000
Hewlett-Packard Co.	80,000	2,878,400
		15,461,400
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	15,000	5,939,550
Open Text Corp. (a)	100,000	3,293,526
		9,233,076
IT Services - 0.9%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,190,000	19,417,725
MasterCard, Inc. Class A	25,000	4,586,250
		24,003,975
TOTAL INFORMATION TECHNOLOGY		157,813,458
MATERIALS - 14.9%
Chemicals - 4.2%
Agrium, Inc.	460,000	19,737,691
Monsanto Co.	130,000	11,035,700
Potash Corp. of Saskatchewan, Inc.	880,000	75,591,871
		106,365,262
Metals & Mining - 10.7%
Agnico-Eagle Mines Ltd. (Canada)	524,700	23,195,412
Barrick Gold Corp.	2,500,000	72,386,340
First Quantum Minerals Ltd.	600,000	23,205,531
Freeport-McMoRan Copper & Gold, Inc. Class B	300,000	12,795,000
Goldcorp, Inc.	2,400,000	65,609,051
Kinross Gold Corp.	2,250,000	34,676,304

	Shares	Value
Teck Resources Ltd. Class B (sub. vtg.)	1,800,000	$ 18,901,320
Yamana Gold, Inc.	2,700,000	21,179,133
		271,948,091
TOTAL MATERIALS		378,313,353
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 3.2%
BCE, Inc.	3,150,000	67,342,552
TELUS Corp.	550,000	13,435,994
		80,778,546
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,300,000	56,514,561
TOTAL TELECOMMUNICATION SERVICES		137,293,107
UTILITIES - 0.8%
Electric Utilities - 0.5%
Fortis, Inc.	650,000	12,065,787
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	175,000	5,059,711
CMS Energy Corp.	350,000	4,207,000
		9,266,711
TOTAL UTILITIES		21,332,498
TOTAL COMMON STOCKS (Cost $2,494,703,575)		2,428,785,725
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.53% (b)	120,208,316	120,208,316
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	76,120,510	76,120,510
TOTAL MONEY MARKET FUNDS (Cost $196,328,826)		196,328,826
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $2,691,032,401)		2,625,114,551
NET OTHER ASSETS - (3.6)%		(91,010,720)
NET ASSETS - 100%		$ 2,534,103,831
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 459,338
Fidelity Securities Lending Cash Central Fund	1,636,068
Total	$ 2,095,406
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,625,114,551	$ 2,625,114,551	$ -	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $109,618,723 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $73,451,097) - See accompanying schedule: Unaffiliated issuers (cost $2,494,703,575)	$ 2,428,785,725
Fidelity Central Funds (cost $196,328,826)	196,328,826
Total Investments (cost $2,691,032,401)		$ 2,625,114,551
Cash		53,614
Foreign currency held at value (cost $2,369,563)		2,391,974
Receivable for investments sold		50,734,820
Receivable for fund shares sold		3,900,379
Dividends receivable		2,756,874
Distributions receivable from Fidelity Central Funds		340,896
Prepaid expenses		23,549
Other receivables		106,316
Total assets		2,685,422,973

Liabilities
Payable for investments purchased	$ 70,472,381
Payable for fund shares redeemed	2,193,795
Accrued management fee	1,741,706
Distribution fees payable	30,554
Other affiliated payables	706,581
Other payables and accrued expenses	53,615
Collateral on securities loaned, at value	76,120,510
Total liabilities		151,319,142

Net Assets		$ 2,534,103,831
Net Assets consist of:
Paid in capital		$ 3,226,019,081
Undistributed net investment income		10,884,860
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(636,770,940)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(66,029,170)
Net Assets		$ 2,534,103,831

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,633,665 ÷ 1,371,928 shares)	$ 36.18

Maximum offering price per share (100/94.25 of $36.18)	$ 38.39
Class T: Net Asset Value and redemption price per share ($12,671,791 ÷ 350,802 shares)	$ 36.12

Maximum offering price per share (100/96.50 of $36.12)	$ 37.43
Class B: Net Asset Value and offering price per share ($5,192,935 ÷ 144,831 shares)A	$ 35.86

Class C: Net Asset Value and offering price per share ($14,127,392 ÷ 394,716 shares)A	$ 35.79

Canada: Net Asset Value, offering price and redemption price per share ($2,443,638,891 ÷ 67,305,447 shares)	$ 36.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,839,157 ÷ 243,824 shares)	$ 36.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 36,549,762
Interest		372
Income from Fidelity Central Funds (including $1,636,068 from security lending)		2,095,406
		38,645,540
Less foreign taxes withheld		(5,246,944)
Total income		33,398,596

Expenses
Management fee Basic fee	$ 8,616,003
Performance adjustment	1,809,169
Transfer agent fees	3,683,365
Distribution fees	182,184
Accounting and security lending fees	530,175
Custodian fees and expenses	102,237
Independent trustees' compensation	9,320
Registration fees	88,754
Audit	36,932
Legal	7,760
Miscellaneous	26,678
Total expenses before reductions	15,092,577
Expense reductions	(374,012)	14,718,565
Net investment income (loss)		18,680,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(466,460,292)
Foreign currency transactions	(141,616)
Total net realized gain (loss)		(466,601,908)
Change in net unrealized appreciation (depreciation) on: Investment securities	275,752,885
Assets and liabilities in foreign currencies	(77,886)
Total change in net unrealized appreciation (depreciation)		275,674,999
Net gain (loss)		(190,926,909)
Net increase (decrease) in net assets resulting from operations		$ (172,246,878)
Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,680,031	$ 46,066,725
Net realized gain (loss)	(466,601,908)	(175,687,217)
Change in net unrealized appreciation (depreciation)	275,674,999	(2,181,002,870)
Net increase (decrease) in net assets resulting from operations	(172,246,878)	(2,310,623,362)
Distributions to shareholders from net investment income	(10,179,809)	(28,915,979)
Distributions to shareholders from net realized gain	-	(235,022,630)
Total distributions	(10,179,809)	(263,938,609)
Share transactions - net increase (decrease)	(162,496,913)	507,012,286
Redemption fees	324,476	3,308,433
Total increase (decrease) in net assets	(344,599,124)	(2,064,241,252)

Net Assets
Beginning of period	2,878,702,955	4,942,944,207
End of period (including undistributed net investment income of $10,884,860 and undistributed net investment income of $26,382,786, respectively)	$ 2,534,103,831	$ 2,878,702,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.22	.39	.19
Net realized and unrealized gain (loss)	(2.17)	(28.71)	15.96
Total from investment operations	(1.95)	(28.32)	16.15
Distributions from net investment income	(.07)	(.41)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 36.18	$ 38.20	$ 70.16
Total Return B, C, D	(5.07)%	(42.23)%	29.93%
Ratios to Average Net Asset F, I
Expenses before reductions	1.49% A	1.34%	1.23% A
Expenses net of fee waivers, if any	1.49% A	1.34%	1.23% A
Expenses net of all reductions	1.46% A	1.31%	1.22% A
Net investment income (loss)	1.33% A	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,634	$ 56,242	$ 20,912
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.18	.23	.09
Net realized and unrealized gain (loss)	(2.16)	(28.66)	15.99
Total from investment operations	(1.98)	(28.43)	16.08
Distributions from net investment income	-	(.33)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 36.12	$ 38.10	$ 70.09
Total Return B, C, D	(5.20)%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.63%	1.48% A
Expenses net of fee waivers, if any	1.73% A	1.63%	1.48% A
Expenses net of all reductions	1.70% A	1.60%	1.47% A
Net investment income (loss)	1.08% A	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,672	$ 14,963	$ 14,522
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	(.06)	(.06)
Net realized and unrealized gain (loss)	(2.15)	(28.54)	15.93
Total from investment operations	(2.05)	(28.60)	15.87
Distributions from net investment income	-	(.14)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 35.86	$ 37.91	$ 69.88
Total Return B, C, D	(5.41)%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.23% A	2.13%	2.00% A
Expenses net of fee waivers, if any	2.23% A	2.13%	2.00% A
Expenses net of all reductions	2.20% A	2.10%	1.99% A
Net investment income (loss)	.59% A	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,193	$ 5,615	$ 4,078
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	(.05)	(.04)
Net realized and unrealized gain (loss)	(2.15)	(28.52)	15.94
Total from investment operations	(2.05)	(28.57)	15.90
Distributions from net investment income	-	(.27)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 35.79	$ 37.84	$ 69.91
Total Return B, C, D	(5.42)%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.13%	1.99% A
Expenses net of fee waivers, if any	2.22% A	2.13%	1.99% A
Expenses net of all reductions	2.19% A	2.10%	1.97% A
Net investment income (loss)	.59% A	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,127	$ 16,716	$ 8,752
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 38.37	$ 70.25	$ 49.48	$ 39.14	$ 31.87	$ 25.13
Income from Investment Operations
Net investment income (loss) D	.26	.58	.52	.34	.20	.10
Net realized and unrealized gain (loss)	(2.18)	(28.83)	21.62	10.15	7.12	6.74
Total from investment operations	(1.92)	(28.25)	22.14	10.49	7.32	6.84
Distributions from net investment income	(.14)	(.40)	(.36)	(.16)	(.08)	(.13)
Distributions from net realized gain	-	(3.27)	(1.03)	(.01)	-	-
Total distributions	(.14)	(3.67)	(1.39)	(.17)	(.08)	(.13)
Redemption fees added to paid in capital D	- H	.04	.02	.02	.03	.03
Net asset value, end of period	$ 36.31	$ 38.37	$ 70.25	$ 49.48	$ 39.14	$ 31.87
Total Return B, C	(4.94)%	(42.06)%	46.03%	26.93%	23.11%	27.45%
Ratios to Average Net Assets E, G
Expenses before reductions	1.24% A	1.03%	.96%	1.00%	1.08%	1.20%
Expenses net of fee waivers, if any	1.24% A	1.03%	.96%	1.00%	1.08%	1.20%
Expenses net of all reductions	1.21% A	1.00%	94%	97%	1.04%	1.15%
Net investment income (loss)	1.57% A	1.00%	.94%	.74%	.55%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,443,639	$ 2,776,298	$ 4,890,617	$ 3,136,927	$ 1,722,516	$ 413,319
Portfolio turnover rate F	109% A	63%	42%	50%	24%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.27	.52	.25
Net realized and unrealized gain (loss)	(2.19)	(28.78)	15.99
Total from investment operations	(1.92)	(28.26)	16.24
Distributions from net investment income	(.14)	(.45)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.04	.01
Net asset value, end of period	$ 36.25	$ 38.31	$ 70.25
Total Return B, C	(4.95)%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	1.21% A	1.11%	1.01% A
Expenses net of fee waivers, if any	1.21% A	1.11%	1.01% A
Expenses net of all reductions	1.18% A	1.08%	.99% A
Net investment income (loss)	1.61% A	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,839	$ 8,870	$ 4,064
Portfolio turnover rate F	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Canada, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Canada

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 305,646,744
Unrealized depreciation	(453,640,637)
Net unrealized appreciation (depreciation)	$ (147,993,893)
Cost for federal income tax purposes	$ 2,773,108,444

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,274,194,668 and $1,490,225,713, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 59,317	$ 1,452
Class T	.25%	.25%	31,200	448
Class B	.75%	.25%	24,273	18,255
Class C	.75%	.25%	67,394	33,415
			$ 182,184	$ 53,570

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,936
Class T	2,962
Class B*	9,254
Class C*	6,725
$ 32,877

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Canada

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 71,268.30
Class T	18,489.30
Class B	7,138.29
Class C	19,243.29
Canada	3,556,257.31
Institutional Class	10,970.27
	$ 3,683,365

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,503 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,769 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $373,776 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $236.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 107,706	$ 171,586
Class T	-	73,859
Class B	-	8,835
Class C	-	45,389
Canada	10,039,163	28,579,259
Institutional Class	32,940	37,051
Total	$ 10,179,809	$ 28,915,979
From net realized gain
Class A	$ -	$ 1,361,853
Class T	-	736,334
Class B	-	209,359
Class C	-	549,710
Canada	-	231,896,136
Institutional Class	-	269,238
Total	$ -	$ 235,022,630

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	225,047	1,623,645	$ 7,625,539	$ 96,358,055
Reinvestment of distributions	3,241	24,107	102,530	1,454,159
Shares redeemed	(328,770)	(473,393)	(10,668,743)	(24,545,534)
Net increase (decrease)	(100,482)	1,174,359	$ (2,940,674)	$ 73,266,680
Class T
Shares sold	66,538	281,102	$ 2,229,602	$ 16,813,582
Reinvestment of distributions	-	13,222	-	797,422
Shares redeemed	(108,495)	(108,759)	(3,493,084)	(5,550,777)
Net increase (decrease)	(41,957)	185,565	$ (1,263,482)	$ 12,060,227
Class B
Shares sold	25,389	143,582	$ 847,819	$ 8,590,562
Reinvestment of distributions	-	2,917	-	175,839
Shares redeemed	(28,668)	(56,743)	(939,147)	(3,089,676)
Net increase (decrease)	(3,279)	89,756	$ (91,328)	$ 5,676,725
Class C
Shares sold	75,430	454,502	$ 2,424,990	$ 27,139,418
Reinvestment of distributions	-	8,472	-	509,854
Shares redeemed	(122,470)	(146,400)	(4,002,089)	(7,449,898)
Net increase (decrease)	(47,040)	316,574	$ (1,577,099)	$ 20,199,374
Canada
Shares sold	6,805,275	34,673,241	$ 232,011,641	$ 2,070,491,480
Reinvestment of distributions	306,492	3,970,249	9,628,844	239,922,156
Shares redeemed	(12,161,010)	(35,906,020)	(398,811,969)	(1,927,559,508)
Net increase (decrease)	(5,049,243)	2,737,470	$ (157,171,484)	$ 382,854,128
Institutional Class
Shares sold	84,701	377,605	$ 2,874,667	$ 22,481,855
Reinvestment of distributions	737	4,721	23,131	285,066
Shares redeemed	(73,168)	(208,616)	(2,350,644)	(9,811,769)
Net increase (decrease)	12,270	173,710	$ 547,154	$ 12,955,152

Semiannual Report

Canada

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

China Region

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.37%
Actual		$ 1,000.00	$ 1,167.80	$ 7.36
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.65%
Actual		$ 1,000.00	$ 1,166.10	$ 8.86
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.14%
Actual		$ 1,000.00	$ 1,163.50	$ 11.48
Hypothetical A		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.14%
Actual		$ 1,000.00	$ 1,163.10	$ 11.48
Hypothetical A		$ 1,000.00	$ 1,014.18	$ 10.69
China Region	1.16%
Actual		$ 1,000.00	$ 1,169.30	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,019.04	$ 5.81
Institutional Class	1.13%
Actual		$ 1,000.00	$ 1,168.80	$ 6.08
Hypothetical A		$ 1,000.00	$ 1,019.19	$ 5.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

China Region

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Hong Kong	34.5%
China	33.9%
Taiwan	22.1%
Cayman Islands	5.4%
Singapore	3.8%
United States of America	0.2%
Bermuda	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Hong Kong	37.0%
Taiwan	29.4%
China	24.1%
United States of America	7.9%
Cayman Islands	1.4%
Indonesia	0.2%
Bermuda	0.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.8	92.1
Short-Term Investments and Net Other Assets	0.2	7.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	5.4	8.6
China Life Insurance Co. Ltd. (H Shares) (Insurance)	5.2	3.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5.1	9.8
Industrial & Commercial Bank of China Ltd. (Commercial Banks)	4.8	5.0
Cheung Kong Holdings Ltd. (Real Estate Management & Development)	4.1	3.2
Bank of China (H Shares) (Commercial Banks)	4.1	0.0
Yuanta Financial Holding Co. Ltd. (Diversified Financial Services)	3.6	0.0
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	3.1	2.4
Hong Kong Exchange & Clearing Ltd. (Diversified Financial Services)	3.0	1.7
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2.9	1.2
	41.3
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	46.7	27.7
Information Technology	17.6	21.1
Energy	7.0	8.5
Telecommunication Services	7.0	17.6
Industrials	6.8	3.6
Consumer Discretionary	6.8	1.9
Materials	2.1	2.2
Consumer Staples	1.6	1.5
Utilities	0.4	8.0

Semiannual Report

China Region

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.5%
Xinyi Glass Holdings Co. Ltd.	7,414,000	$ 4,603,209
Automobiles - 1.2%
Dongfeng Motor Group Co. Ltd. (H Shares)	13,322,000	9,913,505
Geely Automobile Holdings Ltd.	17,025,000	2,283,910
		12,197,415
Distributors - 0.9%
Li & Fung Ltd.	3,278,000	9,209,256
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	5,535,000	3,273,385
Leisure Equipment & Products - 0.2%
Li Ning Co. Ltd.	946,500	1,936,976
Multiline Retail - 0.8%
Golden Eagle Retail Group Ltd. (H Shares)	4,792,000	3,868,171
New World Department Store China Ltd.	4,351,000	2,439,589
Parkson Retail Group Ltd.	800,000	1,004,692
		7,312,452
Specialty Retail - 1.4%
Esprit Holdings Ltd.	2,198,400	13,470,141
Textiles, Apparel & Luxury Goods - 1.5%
Anta Sports Products Ltd.	6,661,000	5,608,798
China Dongxiang Group Co. Ltd.	13,030,000	6,327,943
Weiqiao Textile Co. Ltd. (H Shares)	8,223,500	3,264,040
		15,200,781
TOTAL CONSUMER DISCRETIONARY		67,203,615
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.2%
Dairy Farm International Holdings Ltd.	2,269,800	12,234,222
Food Products - 0.0%
Want Want China Holdings Ltd.	234,000	116,679
Personal Products - 0.4%
Hengan International Group Co. Ltd.	874,000	3,644,944
TOTAL CONSUMER STAPLES		15,995,845
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
China Petroleum & Chemical Corp. (H Shares)	27,576,000	21,433,267
CNOOC Ltd.	19,852,000	22,161,168
PetroChina Co. Ltd. (H Shares)	29,076,000	25,341,742
		68,936,177
FINANCIALS - 46.7%
Commercial Banks - 15.0%
Bank of China (H Shares)	108,039,000	40,058,212

	Shares	Value
BOC Hong Kong Holdings Ltd.	9,646,000	$ 13,623,837
China Construction Bank Corp. (H Shares)	46,778,000	27,005,799
Chinatrust Financial Holding Co. Ltd.	18,943,000	8,655,416
Hang Seng Bank Ltd.	971,400	10,766,722
Industrial & Commercial Bank of China Ltd.	83,059,000	47,250,779
Wing Hang Bank Ltd.	46,000	271,641
		147,632,406
Diversified Financial Services - 7.4%
China Everbright Ltd.	4,172,000	8,073,484
Hong Kong Exchange & Clearing Ltd.	2,601,000	29,959,309
Yuanta Financial Holding Co. Ltd.	60,359,000	35,287,646
		73,320,439
Insurance - 6.4%
China Life Insurance Co. Ltd. (H Shares)	14,603,000	51,284,484
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,846,000	11,403,663
		62,688,147
Real Estate Management & Development - 17.9%
Cheung Kong Holdings Ltd.	3,938,000	40,622,825
China Overseas Land & Investment Ltd.	12,555,920	21,868,837
China Resources Land Ltd.	10,952,000	19,587,270
Farglory Land Development Co. Ltd.	4,761,000	6,103,214
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,350,800	5,387,933
Hang Lung Properties Ltd.	5,650,000	15,869,144
Henderson Land Development Co. Ltd.	1,662,000	7,741,623
Hysan Development Co. Ltd.	992,000	1,801,603
Kerry Properties Ltd.	922,000	2,784,107
New World China Land Ltd.	5,163,200	2,009,529
New World Development Co. Ltd.	3,114,000	4,072,916
Shimao Property Holdings Ltd.	10,605,500	11,778,249
Sino-Ocean Land Holdings Ltd.	11,649,000	8,560,316
Sun Hung Kai Properties Ltd.	2,757,000	28,501,192
		176,688,758
TOTAL FINANCIALS		460,329,750
INDUSTRIALS - 6.8%
Airlines - 0.1%
Air China Ltd. (H Shares)	3,114,000	1,455,451
Construction & Engineering - 0.7%
China Communications Construction Co. Ltd. (H Shares)	2,635,000	3,125,319
China Railway Construction Corp. Ltd. (H Shares) (a)	2,516,500	3,477,227
		6,602,546
Electrical Equipment - 2.2%
China High Speed Transmission Equipment Group Co. Ltd.	5,074,000	9,065,168
Young Fast Optoelectron Co. Ltd.	1,454,000	12,788,276
		21,853,444
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.6%
Beijing Enterprises Holdings Ltd.	568,500	$ 2,499,122
Far Eastern Textile Ltd.	6,426,000	5,993,114
Hutchison Whampoa Ltd.	2,961,000	17,440,189
		25,932,425
Marine - 0.8%
China Cosco Holdings Co. Ltd. (H Shares)	2,149,000	1,740,410
Shun Tak Holdings Ltd.	14,216,000	6,273,308
		8,013,718
Transportation Infrastructure - 0.4%
China Merchants Holdings International Co. Ltd.	898,000	2,112,334
Cosco Pacific Ltd.	1,540,000	1,461,434
		3,573,768
TOTAL INDUSTRIALS		67,431,352
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.5%
ZTE Corp. (H Shares)	1,348,820	4,547,395
Computers & Peripherals - 1.8%
Acer, Inc.	7,146,000	13,653,173
HTC Corp.	329,000	4,453,654
		18,106,827
Electronic Equipment & Components - 5.6%
AU Optronics Corp.	5,336,000	5,674,916
BYD Co. Ltd. (H Shares)	807,300	2,120,824
Delta Electronics, Inc.	2,048,000	4,469,025
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,520,674	30,363,018
Kingboard Chemical Holdings Ltd.	436,500	1,058,134
Kingboard Laminates Holdings Ltd.	7,440,000	2,945,544
Largan Precision Co. Ltd.	1,030,000	8,260,864
		54,892,325
Internet Software & Services - 2.1%
Tencent Holdings Ltd.	2,357,000	20,832,618
Semiconductors & Semiconductor Equipment - 7.3%
MediaTek, Inc.	924,000	9,606,327
Siliconware Precision Industries Co. Ltd.	6,782,000	8,793,879
Taiwan Semiconductor Manufacturing Co. Ltd.	29,608,443	50,087,232
United Microelectronics Corp.	8,894,000	3,358,118
		71,845,556

	Shares	Value
Software - 0.3%
Changyou.com Ltd. (A Shares) ADR	107,430	$ 3,303,473
TOTAL INFORMATION TECHNOLOGY		173,528,194
MATERIALS - 2.1%
Chemicals - 1.1%
Formosa Plastics Corp.	5,317,000	9,364,890
Huabao International Holdings Ltd.	1,205,000	851,758
		10,216,648
Construction Materials - 0.7%
Anhui Conch Cement Co. Ltd. (H Shares) (a)	554,000	3,672,152
China National Building Materials Co. Ltd. (H Shares)	1,540,000	3,218,944
		6,891,096
Paper & Forest Products - 0.3%
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	4,722,500	2,327,720
(H Shares)	2,104,500	973,993
		3,301,713
TOTAL MATERIALS		20,409,457
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 1.5%
China Telecom Corp. Ltd. (H Shares)	29,024,000	14,287,561
China Unicom (Hong Kong) Ltd.	1,000	1,159
		14,288,720
Wireless Telecommunication Services - 5.5%
China Mobile (Hong Kong) Ltd.	6,212,500	53,646,379
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,234,000	210,427
Hutchison Telecommunications International Ltd.	2,234,000	406,848
		54,263,654
TOTAL TELECOMMUNICATION SERVICES		68,552,374
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
China Resources Power Holdings Co. Ltd.	1,908,000	4,275,569
TOTAL COMMON STOCKS (Cost $950,646,777)		946,662,333
Government Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.21% 5/14/09 to 5/21/09 (c) (Cost $5,099,424)	$ 5,100,000	5,099,899
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b) (Cost $29,069,567)	29,069,567	$ 29,069,567
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $984,815,768)		980,831,799
NET OTHER ASSETS - 0.5%		5,243,940
NET ASSETS - 100%		$ 986,075,739
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,595 MSCI Taiwan Stock Index Contracts (Singapore)	May 2009	$ 37,131,600	$ 3,325,561
The face value of futures purchased as a percentage of net assets - 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,399,908.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 188,670
Fidelity Securities Lending Cash Central Fund	70,581
Total	$ 259,251
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 980,831,799	$ 46,934,982	$ 933,686,390	$ 210,427
Other Financial Instruments*	$ 3,325,561	$ 3,325,561	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,377,416
Total Realized Gain (Loss)	(2,615,311)
Total Unrealized Gain (Loss)	3,181,059
Cost of Purchases	903,606
Proceeds of Sales	(4,636,343)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 210,427

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $148,402,224 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $955,746,201)	$ 951,762,232
Fidelity Central Funds (cost $29,069,567)	29,069,567
Total Investments (cost $984,815,768)		$ 980,831,799
Foreign currency held at value (cost $5,067)		5,175
Receivable for investments sold		2,352,318
Receivable for fund shares sold		4,354,637
Dividends receivable		1,896,126
Distributions receivable from Fidelity Central Funds		16,861
Receivable for daily variation on futures contracts		3,891,800
Prepaid expenses		6,016
Other receivables		231,144
Total assets		993,585,876

Liabilities
Payable for investments purchased	$ 5,526,050
Payable for fund shares redeemed	1,109,383
Accrued management fee	544,788
Distribution fees payable	1,519
Other affiliated payables	254,513
Other payables and accrued expenses	73,884
Total liabilities		7,510,137

Net Assets		$ 986,075,739
Net Assets consist of:
Paid in capital		$ 1,280,743,745
Undistributed net investment income		428,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,483,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(613,201)
Net Assets		$ 986,075,739

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,956,958 ÷ 101,560.1 shares)	$ 19.27

Maximum offering price per share (100/94.25 of $19.27)	$ 20.45
Class T: Net Asset Value and redemption price per share ($765,300 ÷ 39,756.5 shares)	$ 19.25

Maximum offering price per share (100/96.50 of $19.25)	$ 19.95
Class B: Net Asset Value and offering price per share ($494,927 ÷ 25,770.6 shares) A	$ 19.21

Class C: Net Asset Value and offering price per share ($1,029,147 ÷ 53,645.3 shares) A	$ 19.18

China Region: Net Asset Value, offering price and redemption price per share ($981,297,603 ÷ 50,827,371.5 shares)	$ 19.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($531,804 ÷ 27,549.5 shares)	$ 19.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 6,021,343
Interest		3,039
Income from Fidelity Central Funds (including $70,581 from security lending)		259,251
		6,283,633
Less foreign taxes withheld		(91,131)
Total income		6,192,502

Expenses
Management fee	$ 2,759,937
Transfer agent fees	1,144,320
Distribution fees	4,576
Accounting and security lending fees	186,172
Custodian fees and expenses	266,287
Independent trustees' compensation	2,850
Registration fees	72,616
Audit	37,847
Legal	2,117
Miscellaneous	7,440
Total expenses before reductions	4,484,162
Expense reductions	(376,148)	4,108,014
Net investment income (loss)		2,084,488
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(148,995,318)
Foreign currency transactions	(521,053)
Futures contracts	8,511,070
Total net realized gain (loss)		(141,005,301)
Change in net unrealized appreciation (depreciation) on: Investment securities	269,544,710
Assets and liabilities in foreign currencies	78,938
Futures contracts	3,325,561
Total change in net unrealized appreciation (depreciation)		272,949,209
Net gain (loss)		131,943,908
Net increase (decrease) in net assets resulting from operations		$ 134,028,396

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,084,488	$ 20,232,414
Net realized gain (loss)	(141,005,301)	(151,826,882)
Change in net unrealized appreciation (depreciation)	272,949,209	(900,567,403)
Net increase (decrease) in net assets resulting from operations	134,028,396	(1,032,161,871)
Distributions to shareholders from net investment income	(7,631,813)	(15,794,709)
Distributions to shareholders from net realized gain	-	(223,593,729)
Total distributions	(7,631,813)	(239,388,438)
Share transactions - net increase (decrease)	118,304,742	(34,409,565)
Redemption fees	191,192	2,616,118
Total increase (decrease) in net assets	244,892,517	(1,303,343,756)

Net Assets
Beginning of period	741,183,222	2,044,526,978
End of period (including undistributed net investment income of $428,589 and undistributed net investment income of $6,027,366, respectively)	$ 986,075,739	$ 741,183,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	.03	.28
Net realized and unrealized gain (loss)	2.73	(12.91)
Total from investment operations	2.76	(12.63)
Distributions from net investment income	(.16)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.27	$ 16.67
Total Return B,C,D	16.78%	(43.07)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.44% A
Expenses net of fee waivers, if any	1.37% A	1.44% A
Expenses net of all reductions	1.28% A	1.30% A
Net investment income (loss)	.33% A	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,957	$ 340
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	- J	.26
Net realized and unrealized gain (loss)	2.74	(12.91)
Total from investment operations	2.74	(12.65)
Distributions from net investment income	(.14)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.25	$ 16.65
Total Return B,C,D	16.61%	(43.14)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.68% A
Expenses net of fee waivers, if any	1.65% A	1.68% A
Expenses net of all reductions	1.55% A	1.53% A
Net investment income (loss)	.05% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 765	$ 107
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.20
Net realized and unrealized gain (loss)	2.74	(12.89)
Total from investment operations	2.70	(12.69)
Distributions from net investment income	(.10)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.21	$ 16.61
Total Return B,C,D	16.35%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	2.17% A
Expenses net of fee waivers, if any	2.14% A	2.17% A
Expenses net of all reductions	2.05% A	2.02% A
Net investment income (loss)	(.44)% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 495	$ 155
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.20
Net realized and unrealized gain (loss)	2.73	(12.89)
Total from investment operations	2.69	(12.69)
Distributions from net investment income	(.12)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.18	$ 16.61
Total Return B,C,D	16.31%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	2.13% A
Expenses net of fee waivers, if any	2.14% A	2.13% A
Expenses net of all reductions	2.04% A	1.98% A
Net investment income (loss)	(.44)% A	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,029	$ 233
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 41.52	$ 22.94	$ 17.74	$ 15.88	$ 15.14
Income from Investment Operations
Net investment income (loss) D	.04	.39	.46	.42	.36	.25
Net realized and unrealized gain (loss)	2.75	(20.42)	18.58	4.99	1.75	.73
Total from investment operations	2.79	(20.03)	19.04	5.41	2.11	.98
Distributions from net investment income	(.17)	(.32)	(.29)	(.22)	(.26)	(.26)
Distributions from net realized gain	-	(4.53)	(.20)	-	-	-
Total distributions	(.17)	(4.85)	(.49)	(.22)	(.26)	(.26)
Redemption fees added to paid in capital D	- H	.05	.03	.01	.01	.02
Net asset value, end of period	$ 19.31	$ 16.69	$ 41.52	$ 22.94	$ 17.74	$ 15.88
Total Return B,C	16.93%	(53.75)%	84.73%	30.83%	13.44%	6.71%
Ratios to Average Net Assets E,G
Expenses before reductions	1.16% A	1.11%	1.08%	1.14%	1.16%	1.22%
Expenses net of fee waivers, if any	1.16% A	1.11%	1.08%	1.14%	1.16%	1.22%
Expenses net of all reductions	1.06% A	.96%	.92%	1.08%	1.12%	1.22%
Net investment income (loss)	.54% A	1.45%	1.64%	1.99%	2.04%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 981,298	$ 740,289	$ 2,044,527	$ 734,793	$ 396,905	$ 296,004
Portfolio turnover rate F	153% A	133%	173%	36%	44%	101%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	.05	.34
Net realized and unrealized gain (loss)	2.73	(12.94)
Total from investment operations	2.78	(12.60)
Distributions from net investment income	(.18)	-
Redemption fees added to paid in capital D	- I	.02
Net asset value, end of period	$ 19.30	$ 16.70
Total Return B,C	16.88%	(42.96)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.05% A
Expenses net of fee waivers, if any	1.13% A	1.05% A
Expenses net of all reductions	1.03% A	.91% A
Net investment income (loss)	.57% A	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 532	$ 60
Portfolio turnover rate F	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, China Region and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if any, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 107,245,660
Unrealized depreciation	(119,557,541)
Net unrealized appreciation (depreciation)	$ (12,311,881)
Cost for federal income tax purposes	$ 993,143,680

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

China Region

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $705,222,596 and $561,464,477, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 846	$ 132
Class T	.25%	.25%	640	138
Class B	.75%	.25%	1,051	858
Class C	.75%	.25%	2,039	1,266
			$ 4,576	$ 2,394

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,875
Class T	1,045
Class B*	9
Class C*	38
$ 2,967

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 906.26
Class T	381.29
Class B	304.29
Class C	589.29
China Region	1,141,887.30
Institutional Class	253.26
	$ 1,144,320

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $199 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,296 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

China Region

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of China Region's operating expenses. During the period, this reimbursement reduced the class' expenses by $15,625.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $360,523 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 4,014	$ -
Class T	973	-
Class B	969	-
Class C	1,793	-
China Region	7,623,415	15,794,709
Institutional Class	649	-
Total	$ 7,631,813	$ 15,794,709
From net realized gain
China Region	$ -	$ 223,593,729

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	85,138	30,242	$ 1,466,163	$ 750,104
Reinvestment of distributions	220	-	3,532	-
Shares redeemed	(4,210)	(9,830)	(70,452)	(195,417)
Net increase (decrease)	81,148	20,412	$ 1,399,243	$ 554,687
Class T
Shares sold	33,651	6,603	$ 578,396	$ 171,008
Reinvestment of distributions	61	-	973	-
Shares redeemed	(388)	(170)	(6,048)	(3,942)
Net increase (decrease)	33,324	6,433	$ 573,321	$ 167,066
Class B
Shares sold	17,905	9,379	$ 316,093	$ 239,439
Reinvestment of distributions	60	-	969	-
Shares redeemed	(1,504)	(69)	(23,221)	(1,147)
Net increase (decrease)	16,461	9,310	$ 293,841	$ 238,292
Class C
Shares sold	41,170	16,209	$ 714,711	$ 359,453
Reinvestment of distributions	112	-	1,793	-
Shares redeemed	(1,653)	(2,193)	(25,022)	(34,305)
Net increase (decrease)	39,629	14,016	$ 691,482	$ 325,148
China Region
Shares sold	12,544,768	24,232,728	$ 214,152,440	$ 702,714,867
Reinvestment of distributions	454,390	7,102,996	7,297,501	228,787,494
Shares redeemed	(6,528,447)	(36,222,341)	(106,508,988)	(967,305,455)
Net increase (decrease)	6,470,711	(4,886,617)	$ 114,940,953	$ (35,803,094)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Institutional Class
Shares sold	24,097	5,359	$ 407,843	$ 145,686
Reinvestment of distributions	40	-	649	-
Shares redeemed	(155)	(1,791)	(2,590)	(37,350)
Net increase (decrease)	23,982	3,568	$ 405,902	$ 108,336

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Emerging Markets

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Emerging Markets	1.14%
Actual		$ 1,000.00	$ 1,077.20	$ 5.87
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class K	.91%
Actual		$ 1,000.00	$ 1,078.60	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Emerging Markets

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Brazil	13.1%
Korea (South)	11.9%
China	9.6%
Taiwan	8.8%
South Africa	8.0%
Russia	6.6%
India	6.5%
Hong Kong	6.3%
Indonesia	3.9%
Other	25.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2008
Brazil	15.0%
South Africa	9.3%
Russia	8.9%
Korea (South)	8.5%
China	6.6%
India	6.5%
United States of America	5.7%
Taiwan	5.5%
Hong Kong	4.9%
Other	29.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	95.1
Short-Term Investments and Net Other Assets	2.1	4.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.8	3.6
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.7	2.7
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	2.7
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.3	2.2
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	2.0	0.5
Industrial & Commercial Bank of China Ltd. (China, Commercial Banks)	2.0	1.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.9	0.0
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.8	1.9
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.7	1.8
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.6	3.2
	22.3
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	24.9
Energy	14.5	15.7
Information Technology	14.3	10.0
Materials	12.6	11.2
Consumer Discretionary	9.3	4.9
Telecommunication Services	8.8	10.3
Industrials	5.6	5.9
Consumer Staples	5.0	6.0
Utilities	3.3	4.8
Health Care	2.5	1.4

Semiannual Report

Emerging Markets

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	1,099,122	$ 4,355,485
Austria - 0.4%
Erste Bank AG (d)	260,400	5,431,962
Raiffeisen International Bank-Holding AG (d)	129,400	4,459,619
TOTAL AUSTRIA		9,891,581
Bermuda - 1.5%
Aquarius Platinum Ltd. (a)	250,391	928,502
Aquarius Platinum Ltd.:
(Australia)	2,253,523	8,356,537
(United Kingdom) (a)	731,222	2,755,316
Credicorp Ltd. (NY Shares)	216,700	10,839,334
Huabao International Holdings Ltd.	4,530,000	3,202,044
Ports Design Ltd.	5,846,500	8,878,280
TOTAL BERMUDA		34,960,013
Brazil - 13.1%
America Latina Logistica SA unit	1,736,400	8,924,363
Banco ABC Brasil SA	804,300	2,574,407
Banco Bradesco SA:
(PN)	2,090,100	25,995,437
(PN) sponsored ADR	67,000	822,760
Companhia de Saneamento de Minas Gerais	19,364	209,936
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	572,600	8,617,630
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	990,400	18,342,208
Companhia Vale do Rio Doce (PN-A) sponsored ADR	4,512,300	61,953,882
GVT Holding SA (a)	667,300	8,824,306
Itau Unibanco Banco Multiplo SA ADR	243,542	3,343,832
Localiza Rent a Car SA	240,400	1,246,547
Lojas Renner SA	264,500	2,401,962
MRV Engenharia e Participacoes SA	615,700	6,112,095
Net Servicos de Comunicacao SA sponsored ADR (d)	1,268,366	10,324,499
OGX Petroleo e Gas Participacoes SA	36,000	15,127,753
PDG Realty S.A. Empreendimentos e Participacoes	605,100	5,771,685
Perdigao SA (ON)	464,900	6,855,678
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	3,175,400	43,007,544
(PN) sponsored ADR (non-vtg.)	1,628,100	43,926,138
sponsored ADR	334,900	11,242,593
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,121,779	9,804,348
TOTAL BRAZIL		295,429,603
Canada - 0.3%
Addax Petroleum, Inc.	253,400	6,973,942

	Shares	Value
Cayman Islands - 1.3%
Anta Sports Products Ltd.	4,560,000	$ 3,839,681
Chaoda Modern Agriculture (Holdings) Ltd.	11,371,905	6,430,265
China Dongxiang Group Co. Ltd.	18,345,000	8,909,141
Integra Group Holdings unit (a)	2,905,100	4,879,406
Want Want China Holdings Ltd.	6,432,400	3,207,377
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	321,600	2,244,768
TOTAL CAYMAN ISLANDS		29,510,638
China - 9.6%
Baidu.com, Inc. sponsored ADR (a)	44,100	10,270,890
China BlueChemical Ltd. (H shares)	4,412,000	2,340,380
China Coal Energy Co. Ltd. (H Shares)	7,758,700	6,621,675
China Construction Bank Corp. (H Shares)	67,368,000	38,892,785
China Gas Holdings Ltd.	15,880,000	2,912,230
China Merchants Bank Co. Ltd. (H Shares)	7,864,500	14,051,707
China National Materials Co. Ltd. (a)	3,005,000	2,284,279
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	16,773,000	7,524,855
China Yurun Food Group Ltd.	6,719,000	7,957,711
Golden Eagle Retail Group Ltd. (H Shares) (d)	13,396,000	10,813,442
Industrial & Commercial Bank of China Ltd.	79,901,000	45,454,250
NetEase.com, Inc. sponsored ADR (a)	72,400	2,185,032
PICC Property & Casualty Co. Ltd. (H Shares) (a)	11,420,000	6,446,042
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	3,401,000	21,009,674
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	90,700	4,338,181
Tencent Holdings Ltd.	1,813,200	16,026,178
Yantai Changyu Pioneer Wine Co. (B Shares)	1,602,950	7,005,363
ZTE Corp. (H Shares)	3,291,080	11,095,507
TOTAL CHINA		217,230,181
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	332,965	162,922
Czech Republic - 1.6%
Ceske Energeticke Zavody AS	502,400	20,740,316
Komercni Banka AS (d)	105,200	14,251,007
Philip Morris CR AS	1,502	404,118
TOTAL CZECH REPUBLIC		35,395,441
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	1,439,719	9,934,061
Eastern Tobacco Co.	106,882	2,940,488
Telecom Egypt SAE	1,971,000	5,548,466
TOTAL EGYPT		18,423,015
Common Stocks - continued
	Shares	Value
Hong Kong - 6.3%
China Mobile (Hong Kong) Ltd.	6,016,900	$ 51,957,325
China Overseas Land & Investment Ltd.	7,550,000	13,149,950
China Resources Power Holdings Co. Ltd.	6,241,500	13,986,354
CNOOC Ltd.	25,752,000	28,747,451
CNPC (Hong Kong) Ltd.	23,346,000	11,583,492
Hong Kong Exchange & Clearing Ltd.	389,900	4,491,017
Shanghai Industrial Holdings Ltd. (H Shares)	3,141,000	10,701,896
Sino-Ocean Land Holdings Ltd.	9,831,500	7,224,718
TOTAL HONG KONG		141,842,203
Hungary - 0.6%
OTP Bank Ltd. (a)	1,040,000	13,599,137
India - 6.5%
Bharat Heavy Electricals Ltd.	437,498	14,663,414
Bharti Airtel Ltd. (a)	789,704	12,035,844
DLF Ltd.	968,134	4,516,444
Educomp Solutions Ltd.	133,429	6,704,845
Housing Development Finance Corp. Ltd.	702,668	24,575,989
ICICI Bank Ltd.	1,759,035	17,129,695
Infosys Technologies Ltd. sponsored ADR	767,600	23,649,756
ITC Ltd.	1,500	5,724
Jain Irrigation Systems Ltd.	719,177	7,280,442
Mahindra & Mahindra Ltd.	756,877	7,475,791
Maruti Suzuki India Ltd.	338,125	5,586,166
Power Finance Corp. Ltd.	739,047	2,303,027
Reliance Industries Ltd.	242,641	8,893,225
Rural Electrification Corp. Ltd.	1,132,196	2,366,325
Tata Power Co. Ltd.	570,489	10,359,421
TOTAL INDIA		147,546,108
Indonesia - 3.9%
PT Astra International Tbk	10,323,500	17,489,289
PT Bank Central Asia Tbk	35,680,500	11,249,894
PT Bank Rakyat Indonesia Tbk	33,185,000	18,115,174
PT Bumi Resources Tbk	62,344,000	8,684,185
PT Perusahaan Gas Negara Tbk Series B	61,120,600	14,956,626
PT Telkomunikasi Indonesia Tbk:
Series B	19,015,500	14,049,152
sponsored ADR (d)	87,400	2,511,876
TOTAL INDONESIA		87,056,196
Ireland - 0.3%
Dragon Oil PLC (a)	1,750,860	6,651,882
Israel - 3.6%
Cellcom Israel Ltd.	290,100	6,321,279
Check Point Software Technologies Ltd. (a)	416,700	9,654,939
Israel Chemicals Ltd.	1,685,400	14,173,234

	Shares	Value
Nice Systems Ltd. sponsored ADR (a)	170,448	$ 4,365,173
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,040,400	45,663,156
TOTAL ISRAEL		80,177,781
Italy - 0.4%
UniCredit SpA	3,403,700	8,285,723
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan unit	851,400	3,150,180
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	617,059	10,958,968
TOTAL KAZAKHSTAN		14,109,148
Korea (South) - 11.9%
Hana Financial Group, Inc.	924,030	15,978,930
Hynix Semiconductor, Inc. (a)	809,330	9,119,216
Hyundai Engineering & Construction Co. Ltd.	163,572	7,743,436
Hyundai Heavy Industries Co. Ltd.	32,202	5,795,355
Hyundai Industrial Development & Construction Co.	348,490	10,907,361
Hyundai Mobis	244,657	18,799,162
Hyundai Motor Co.	322,127	17,265,814
Korea Exchange Bank	1,422,780	8,126,995
LG Electronics, Inc.	203,245	16,857,575
MegaStudy Co. Ltd.	53,231	9,038,445
NHN Corp. (a)	112,396	13,675,733
POSCO	61,534	19,115,031
POSCO sponsored ADR (d)	146,700	11,291,499
Samsung C&T Corp.	179,130	6,209,282
Samsung Card Co. Ltd.	76,760	2,300,399
Samsung Electronics Co. Ltd.	119,800	55,494,237
Samsung Securities Co. Ltd.	107,818	5,559,632
Shinhan Financial Group Co. Ltd.	1,080,240	26,829,682
Taewoong Co. Ltd.	119,920	8,867,328
TOTAL KOREA (SOUTH)		268,975,112
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	89,000	2,098,620
Evraz Group SA GDR	512,300	6,736,745
TOTAL LUXEMBOURG		8,835,365
Malaysia - 0.0%
DiGi.com Bhd	51,200	320,719
Parkson Holdings Bhd	10,410	12,164
Public Bank Bhd	4,609	10,810
TOTAL MALAYSIA		343,693
Mexico - 3.3%
America Movil SAB de CV Series L sponsored ADR	1,219,800	40,070,430
Corporacion Geo SA de CV Series B (a)	2,415,200	3,164,751
Fomento Economico Mexicano SAB de CV sponsored ADR	441,700	12,504,527
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	699,741	$ 10,831,991
Wal-Mart de Mexico SA de CV Series V	3,257,700	8,884,315
TOTAL MEXICO		75,456,014
Netherlands - 0.2%
X5 Retail Group NV GDR (Reg. S) (a)	357,250	4,787,150
Papua New Guinea - 0.3%
Oil Search Ltd.	1,720,345	6,416,926
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	525,200	11,113,232
Russia - 6.6%
Bank St. Petersburg OJSC	221,969	189,690
Lukoil Oil Co. sponsored ADR	728,710	32,150,685
Magnit OJSC GDR (Reg. S) (a)	829,400	6,593,730
Mobile TeleSystems OJSC sponsored ADR	456,400	15,125,096
OAO Gazprom sponsored ADR	2,089,059	36,976,344
OJSC MMC Norilsk Nickel sponsored ADR	1,234,280	10,182,810
OJSC Oil Company Rosneft GDR (Reg. S)	3,962,000	20,439,578
Polymetal JSC GDR (Reg. S) (a)	1,041,600	6,404,393
RusHydro OJSC (a)	106,670,400	2,935,847
Sberbank (Savings Bank of the Russian Federation)	11,179,800	9,221,334
Uralkali JSC	1,542,600	3,623,612
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)(d)	122,175	5,457,557
TOTAL RUSSIA		149,300,676
Singapore - 0.2%
Singapore Exchange Ltd.	809,000	3,426,160
South Africa - 8.0%
Absa Group Ltd.	1,135,671	13,101,274
African Bank Investments Ltd.	3,731,999	11,828,703
African Rainbow Minerals Ltd.	762,561	10,305,589
AngloGold Ashanti Ltd.	366,600	11,264,589
AngloGold Ashanti Ltd. sponsored ADR	52,000	1,601,600
Aspen Pharmacare Holdings Ltd.	1,838,877	9,333,925
Aveng Ltd.	2,765,000	10,577,682
Exxaro Resources Ltd.	293,657	2,153,534
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	672,600	6,268,632
Illovo Sugar Ltd.	2,331,176	7,118,062
Impala Platinum Holdings Ltd.	650,298	12,428,936
JD Group Ltd.	2,543,062	10,194,218
Mr. Price Group Ltd.	4,017,571	12,301,164
MTN Group Ltd.	2,696,800	35,023,405
Mvelaphanda Resources Ltd. (a)	1,001,846	3,640,201
New Clicks Holdings Ltd.	1,209,000	2,332,013

	Shares	Value
Raubex Group Ltd.	3,580,386	$ 9,243,114
Shoprite Holdings Ltd.	1,796,835	10,768,018
TOTAL SOUTH AFRICA		179,484,659
Taiwan - 8.8%
Acer, Inc.	7,972,000	15,231,331
Advanced Semiconductor Engineering, Inc.	7,156,000	3,971,383
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,894,400	8,770,032
Asia Cement Corp.	12,057,000	12,410,157
Chinatrust Financial Holding Co. Ltd.	9,741,000	4,450,848
First Financial Holding Co. Ltd.	12,717,588	6,715,066
Fubon Financial Holding Co. Ltd.	7,182,000	5,564,972
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,593,302	27,686,592
HTC Corp.	1,411,300	19,104,688
MediaTek, Inc.	1,668,000	17,341,292
Siliconware Precision Industries Co. Ltd.	11,277,633	14,623,141
Taiwan Mobile Co. Ltd.	4,067,000	6,419,909
Taiwan Semiconductor Manufacturing Co. Ltd.	15,017,000	25,403,564
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,599,162	16,903,142
United Microelectronics Corp.	9,849,000	3,718,699
United Microelectronics Corp. sponsored ADR (d)	1,838,700	5,608,035
Wistron Corp.	4,141,000	5,235,754
TOTAL TAIWAN		199,158,605
Thailand - 1.1%
Minor International PCL (For. Reg.)	1,316,574	238,800
PTT Exploration & Production PCL (For. Reg.)	3,355,100	9,841,373
Siam Commercial Bank PCL (For. Reg.)	8,170,500	13,951,329
Total Access Communication PCL (For. Reg.)	105,200	83,480
TOTAL THAILAND		24,114,982
Turkey - 2.9%
Anadolu Efes Biracilik ve Malt Sanyii AS	1,392,665	9,921,188
Bim Birlesik Magazalar AS JSC	136,310	3,747,939
Enka Insaat ve Sanayi AS	1,930,963	8,265,644
Tofas Turk Otomobil Fabrikasi AS	2,912,293	3,530,604
Tupras-Turkiye Petrol Rafinerileri AS	713,700	7,135,885
Turkiye Garanti Bankasi AS (a)	9,490,895	19,927,766
Turkiye Halk Bankasi	1,363,000	4,769,755
Turkiye Is Bankasi AS Series C	2,686,000	7,754,613
TOTAL TURKEY		65,053,394
United Kingdom - 1.3%
Cairn Energy PLC (a)	239,416	7,503,583
Hikma Pharmaceuticals PLC	353,723	2,028,520
Randgold Resources Ltd. sponsored ADR	182,500	8,833,000
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	388,400	$ 6,006,025
Xstrata PLC	570,600	5,028,615
TOTAL UNITED KINGDOM		29,399,743
United States of America - 1.4%
Central European Distribution Corp. (a)	532,030	11,917,472
CTC Media, Inc. (a)	1,236,617	9,695,077
Freeport-McMoRan Copper & Gold, Inc. Class B	253,700	10,820,305
TOTAL UNITED STATES OF AMERICA		32,432,854
TOTAL COMMON STOCKS (Cost $2,190,779,224)		2,209,899,564
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	23,230,562	$ 23,230,562
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	35,820,209	35,820,209
TOTAL MONEY MARKET FUNDS (Cost $59,050,771)		59,050,771
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,249,829,995)	2,268,950,335
NET OTHER ASSETS - (0.5)%	(11,045,212)
NET ASSETS - 100%	$ 2,257,905,123
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 246,675
Fidelity Securities Lending Cash Central Fund	482,763
Total	$ 729,438
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,268,950,335	$ 1,305,769,446	$ 963,180,889	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 10,123,190
Total Realized Gain (Loss)	(4,456,897)
Total Unrealized Gain (Loss)	3,830,789
Cost of Purchases	376,985
Proceeds of Sales	(1,189,882)
Amortization/Accretion	-
Transfer in/out of Level 3	(8,684,185)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $515,443,831 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,914,120) - See accompanying schedule: Unaffiliated issuers (cost $2,190,779,224)	$ 2,209,899,564
Fidelity Central Funds (cost $59,050,771)	59,050,771
Total Investments (cost $2,249,829,995)		$ 2,268,950,335
Cash		796,172
Foreign currency held at value (cost $1,618,623)		1,613,276
Receivable for investments sold		54,182,240
Receivable for fund shares sold		5,089,440
Dividends receivable		7,952,668
Interest receivable		5,675
Distributions receivable from Fidelity Central Funds		81,629
Prepaid expenses		18,020
Other receivables		1,425,898
Total assets		2,340,115,353

Liabilities
Payable for investments purchased	$ 41,827,615
Payable for fund shares redeemed	2,540,934
Accrued management fee	1,280,483
Other affiliated payables	576,492
Other payables and accrued expenses	164,497
Collateral on securities loaned, at value	35,820,209
Total liabilities		82,210,230

Net Assets		$ 2,257,905,123
Net Assets consist of:
Paid in capital		$ 3,602,287,730
Undistributed net investment income		3,636,434
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,367,088,725)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,069,684
Net Assets		$ 2,257,905,123

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,114,979,107 ÷ 146,151,285 shares)	$ 14.47

Class K: Net Asset Value, offering price and redemption price per share ($142,926,016 ÷ 9,889,012 shares)	$ 14.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 21,168,449
Interest		20,777
Income from Fidelity Central Funds (including $482,763 from security lending)		729,438
		21,918,664
Less foreign taxes withheld		(1,612,900)
Total income		20,305,764

Expenses
Management fee	$ 7,034,333
Transfer agent fees	2,673,372
Accounting and security lending fees	439,229
Custodian fees and expenses	718,084
Independent trustees' compensation	7,336
Registration fees	48,056
Audit	69,773
Legal	6,807
Interest	941
Miscellaneous	22,184
Total expenses before reductions	11,020,115
Expense reductions	(467,847)	10,552,268
Net investment income (loss)		9,753,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(813,813,637)
Foreign currency transactions	(3,155,199)
Total net realized gain (loss)		(816,968,836)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $984,917)	945,494,368
Assets and liabilities in foreign currencies	948,583
Total change in net unrealized appreciation (depreciation)		946,442,951
Net gain (loss)		129,474,115
Net increase (decrease) in net assets resulting from operations		$ 139,227,611

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,753,496	$ 78,601,138
Net realized gain (loss)	(816,968,836)	(545,285,593)
Change in net unrealized appreciation (depreciation)	946,442,951	(3,581,772,253)
Net increase (decrease) in net assets resulting from operations	139,227,611	(4,048,456,708)
Distributions to shareholders from net investment income	(37,630,351)	(34,024,353)
Distributions to shareholders from net realized gain	-	(245,333,468)
Total distributions	(37,630,351)	(279,357,821)
Share transactions - net increase (decrease)	(17,989,715)	(112,421,513)
Redemption fees	673,897	4,815,140
Total increase (decrease) in net assets	84,281,442	(4,435,420,902)

Net Assets
Beginning of period	2,173,623,681	6,609,044,583
End of period (including undistributed net investment income of $3,636,434 and undistributed net investment income of $43,729,580, respectively)	$ 2,257,905,123	$ 2,173,623,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 37.55	$ 22.04	$ 15.71	$ 11.30	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.06	.42 G	.25	.21	.21	.14
Net realized and unrealized gain (loss)	.94	(22.73)	15.44	6.31	4.30	1.46
Total from investment operations	1.00	(22.31)	15.69	6.52	4.51	1.60
Distributions from net investment income	(.24)	(.19)	(.20)	(.21)	(.11)	(.12)
Distributions from net realized gain	-	(1.37)	-	-	-	-
Total distributions	(.24)	(1.56)	(.20)	(.21)	(.11)	(.12)
Redemption fees added to paid in capital D	- I	.03	.02	.02	.01	.01
Net asset value, end of period	$ 14.47	$ 13.71	$ 37.55	$ 22.04	$ 15.71	$ 11.30
Total Return B,C	7.72%	(61.84)%	71.81%	41.96%	40.25%	16.48%
Ratios to Average Net Assets E,H
Expenses before reductions	1.14% A	1.07%	1.05%	1.11%	1.16%	1.23%
Expenses net of fee waivers, if any	1.14% A	1.07%	1.05%	1.11%	1.16%	1.23%
Expenses net of all reductions	1.09% A	1.02%	.99%	1.01%	1.07%	1.18%
Net investment income (loss)	.98% A	1.47% G	.89%	1.04%	1.53%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,114,979	$ 2,086,196	$ 6,609,045	$ 3,005,145	$ 1,392,223	$ 604,550
Portfolio turnover rate F	112% A	63%	52%	66%	68%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.08	.15 G
Net realized and unrealized gain (loss)	.93	(18.43)
Total from investment operations	1.01	(18.28)
Distributions from net investment income	(.28)	-
Redemption fees added to paid in capital D	- J	.01
Net asset value, end of period	$ 14.45	$ 13.72
Total Return B,C	7.86%	(57.11)%
Ratios to Average Net Assets E,I
Expenses before reductions	.91% A	.92% A
Expenses net of fee waivers, if any	.91% A	.92% A
Expenses net of all reductions	.86% A	.87% A
Net investment income (loss)	1.21% A	2.02% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,926	$ 87,427
Portfolio turnover rate F	112% A	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Emerging Markets and Class K to eligible shareholders of Emerging Markets. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Emerging Markets

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 332,632,306
Unrealized depreciation	(382,630,239)
Net unrealized appreciation (depreciation)	$ (49,997,933)
Cost for federal income tax purposes	$ 2,318,948,268

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,095,389,112 and $1,085,095,409, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 2,642,060.28
Class K	31,312.06
	$ 2,673,372

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,891,875.43%		$ 941

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,184 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Emerging Markets

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Emerging Market's operating expenses. During the period, this reimbursement reduced the class' expenses by $5,065.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $462,489 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $293.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Emerging Markets	$ 35,658,333	$ 34,024,353
Class K	1,972,018	-
Total	$ 37,630,351	$ 34,024,353
From net realized gain
Emerging Markets	$ -	$ 245,333,468

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Emerging Markets
Shares sold	24,842,261	88,151,350	$ 316,133,716	$ 2,616,256,871
Conversion to Class K	(2,095,288)	(6,470,724)	(24,961,409)	(122,161,593)
Reinvestment of distributions	2,953,743	7,825,864	34,381,577	270,227,076
Shares redeemed	(31,714,162)	(113,371,134)	(386,713,661)	(2,997,083,479)
Net increase (decrease)	(6,013,446)	(23,864,644)	$ (61,159,777)	$ (232,761,125)
Class K
Shares sold	2,665,111	379,643	$ 33,663,594	$ 5,848,087
Conversion from Emerging Markets	2,096,883	6,466,184	24,961,409	122,161,593
Reinvestment of distributions	169,855	-	1,972,018	-
Shares redeemed	(1,413,075)	(475,589)	(17,426,959)	(7,670,068)
Net increase (decrease)	3,518,774	6,370,238	$ 43,170,062	$ 120,339,612

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Europe	1.08%
Actual		$ 1,000.00	$ 967.40	$ 5.27
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Europe Capital Appreciation	1.12%
Actual		$ 1,000.00	$ 970.50	$ 5.47
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61
Japan	.84%
Actual		$ 1,000.00	$ 975.40	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21
Japan Smaller Companies	1.20%
Actual		$ 1,000.00	$ 925.50	$ 5.73
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Latin America	1.10%
Actual		$ 1,000.00	$ 1,162.60	$ 5.90
Hypothetical A		$ 1,000.00	$ 1,019.34	$ 5.51
Nordic	1.14%
Actual		$ 1,000.00	$ 993.40	$ 5.63
Hypothetical A		$ 1,000.00	$ 1,019.14	$ 5.71
Pacific Basin	.66%
Actual		$ 1,000.00	$ 1,094.60	$ 3.43
Hypothetical A		$ 1,000.00	$ 1,021.52	$ 3.31
	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Southeast Asia	1.40%
Actual		$ 1,000.00	$ 1,068.60	$ 7.18
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Europe

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United Kingdom	32.9%
France	13.2%
Switzerland	11.9%
Germany	11.4%
United States of America	5.8%
Spain	4.8%
Italy	3.7%
Netherlands	3.1%
Sweden	1.9%
Other	11.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Switzerland	29.6%
United Kingdom	23.8%
France	11.6%
Germany	11.0%
Sweden	6.8%
Spain	4.3%
Denmark	3.6%
Italy	2.4%
United States of America	2.4%
Other	4.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.7	97.6
Short-Term Investments and Net Other Assets	3.3	2.4
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	3.2	5.3
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	2.8	2.8
Telefonica SA (Spain, Diversified Telecommunication Services)	2.4	2.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.4	2.8
Total SA Series B (France, Oil, Gas & Consumable Fuels)	2.4	1.3
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.3	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	5.5
Royal Dutch Shell PLC Class A (Netherlands) (United Kingdom, Oil, Gas & Consumable Fuels)	2.2	2.8
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.4
Rio Tinto PLC (Reg.) (United Kingdom, Metals & Mining)	1.7	0.0
	23.7
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	14.5
Consumer Discretionary	13.1	5.4
Energy	12.8	11.2
Health Care	10.8	20.0
Consumer Staples	9.5	12.0
Industrials	8.5	11.6
Telecommunication Services	6.8	6.0
Materials	6.3	6.7
Information Technology	4.2	3.0
Utilities	3.9	7.2

Semiannual Report

Europe

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 0.1%
Billabong International Ltd.	198,735	$ 1,517,252
Belgium - 1.8%
Anheuser-Busch InBev NV (d)	1,024,700	31,360,017
Gimv NV	13,741	685,386
Umicore SA (d)	561,800	11,007,416
TOTAL BELGIUM		43,052,819
Bermuda - 0.7%
Seadrill Ltd.	428,300	4,570,451
Signet Jewelers Ltd. (United Kingdom)	770,969	12,208,115
TOTAL BERMUDA		16,778,566
Brazil - 0.7%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	589,800	15,912,804
Canada - 0.8%
Petrobank Energy & Resources Ltd. (a)	523,800	11,259,560
Suncor Energy, Inc.	340,300	8,564,181
TOTAL CANADA		19,823,741
Cayman Islands - 0.2%
China Dongxiang Group Co. Ltd.	9,739,000	4,729,688
Denmark - 1.7%
Genmab AS (a)	282,000	10,867,961
Novo Nordisk AS Series B	498,100	23,698,763
Vestas Wind Systems AS (a)	117,000	7,594,240
TOTAL DENMARK		42,160,964
Finland - 1.9%
Nokia Corp. (d)	2,369,300	33,643,338
Nokian Tyres PLC	484,861	7,654,917
Stora Enso Oyj (R Shares)	811,800	4,632,417
TOTAL FINLAND		45,930,672
France - 13.2%
Accor SA	18,800	795,248
AXA SA (d)	1,265,000	21,248,509
BNP Paribas SA	668,000	35,156,769
Bouygues SA (d)	385,200	16,428,222
Danone (d)	375,900	17,875,566
Essilor International SA	336,200	14,481,087
GDF Suez (d)	455,500	16,251,211
L'Oreal SA (d)	174,500	12,480,285
PPR SA (d)	279,600	21,415,324
Renault SA	388,300	12,447,436
Sanofi-Aventis (d)	627,000	36,014,493
Schneider Electric SA (d)	279,100	21,233,453
Societe Generale Series A	182,200	9,309,509
Total SA:
Series B	815,600	40,798,362
sponsored ADR	343,400	17,073,848

	Shares	Value
Unibail-Rodamco	121,700	$ 18,143,777
Vallourec SA	58,600	6,403,380
TOTAL FRANCE		317,556,479
Germany - 11.4%
Allianz AG (Reg.)	63,600	5,761,991
Bayerische Motoren Werke AG (BMW) (d)	650,800	22,326,033
Daimler AG (Reg.)	580,800	20,735,364
Deutsche Bank AG	222,500	11,665,880
Deutsche Boerse AG	193,700	14,175,956
Deutsche Post AG	552,100	6,313,359
E.ON AG (d)	1,197,700	40,132,922
Fresenius Medical Care AG & Co. KGaA (d)	506,300	19,684,737
Fresenius SE	58,200	2,385,249
MAN AG	138,300	8,493,024
Munich Re Group (Reg.) (d)	227,700	31,135,366
RWE AG (d)	166,600	11,885,646
Salzgitter AG	60,000	4,229,577
SAP AG	650,900	24,792,466
Siemens AG (Reg.)	505,100	33,807,824
Wincor Nixdorf AG	322,600	16,020,744
TOTAL GERMANY		273,546,138
Hong Kong - 0.3%
Esprit Holdings Ltd.	1,063,300	6,515,102
Ireland - 1.5%
CRH PLC	998,242	25,944,485
Ryanair Holdings PLC sponsored ADR (a)	403,600	11,038,460
TOTAL IRELAND		36,982,945
Italy - 3.6%
ENI SpA	1,316,900	28,252,060
ENI SpA sponsored ADR	113,600	4,849,584
Fiat SpA	2,362,200	23,087,655
Intesa Sanpaolo SpA	9,920,700	31,597,589
TOTAL ITALY		87,786,888
Netherlands - 3.1%
Akzo Nobel NV (d)	310,400	12,977,544
ASML Holding NV (Netherlands)	464,400	9,742,423
Koninklijke Ahold NV	1,846,100	20,220,757
Koninklijke KPN NV	2,622,600	31,521,374
TOTAL NETHERLANDS		74,462,098
Norway - 0.6%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	1,664,000	1,405,577
DnB Nor ASA	1,763,400	10,974,173
Pronova BioPharma ASA (a)	1,150,000	2,884,360
TOTAL NORWAY		15,264,110
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	4,142,709	9,036,491
Common Stocks - continued
	Shares	Value
South Africa - 0.6%
MTN Group Ltd.	1,049,300	$ 13,627,284
Spain - 4.8%
Banco Santander SA	1,436,900	13,651,981
Iberdrola SA	3,239,000	25,499,770
Inditex SA	444,600	18,951,730
Telefonica SA	3,103,800	58,789,441
TOTAL SPAIN		116,892,922
Sweden - 1.9%
H&M Hennes & Mauritz AB (B Shares)	725,300	32,284,845
Lundin Petroleum AB (a)	1,138,240	7,400,515
Telefonaktiebolaget LM Ericsson (B Shares)	801,000	6,802,472
TOTAL SWEDEN		46,487,832
Switzerland - 11.9%
ABB Ltd. (Reg.)	390,738	5,529,967
Actelion Ltd. (Reg.) (a)	266,450	12,136,184
Credit Suisse Group (Reg.)	915,883	35,060,946
Nestle SA (Reg.)	2,394,962	78,047,422
Nobel Biocare Holding AG (Switzerland)	425,329	8,668,567
Novartis AG (Reg.)	541,561	20,491,784
Roche Holding AG (participation certificate)	432,432	54,517,132
Schindler Holding AG (participation certificate)	173,674	9,102,208
Sonova Holding AG	134,396	8,694,037
UBS AG:
(For. Reg.)	377,515	5,184,369
(NY Shares)	1,645,200	22,440,528
Zurich Financial Services AG (Reg.)	138,050	25,647,163
TOTAL SWITZERLAND		285,520,307
United Kingdom - 32.9%
Aberdeen Asset Management PLC	5,345,300	10,362,018
Aegis Group PLC	5,878,200	7,866,442
AstraZeneca PLC (United Kingdom)	835,100	29,230,423
Autonomy Corp. PLC (a)	472,000	9,898,454
BAE Systems PLC	3,132,100	16,469,467
Barclays PLC	6,185,500	25,104,310
Barratt Developments PLC	1,016,100	2,073,744
Bellway PLC	897,600	9,452,957
BG Group PLC	3,034,900	48,442,733
BHP Billiton PLC	1,071,100	22,222,348
Bovis Homes Group PLC	1,481,400	10,028,758
BP PLC	7,831,700	55,323,178

	Shares	Value
British Land Co. PLC	734,900	$ 4,635,442
Burberry Group PLC	2,175,300	12,943,200
Cairn Energy PLC (a)	319,500	10,013,511
Capita Group PLC	1,465,616	14,771,759
easyJet PLC (a)	377,000	1,751,949
Experian PLC	2,701,600	17,782,437
HSBC Holdings PLC (United Kingdom) (Reg.)	9,522,037	67,690,205
Imperial Tobacco Group PLC	820,300	18,709,146
Informa PLC	1,744,300	7,620,982
InterContinental Hotel Group PLC	1,030,200	9,784,130
Kesa Electricals PLC	6,038,200	11,766,720
Man Group PLC	4,594,400	16,975,740
Marks & Spencer Group PLC	1,877,500	9,298,125
NEXT PLC	353,000	8,440,011
Persimmon PLC (d)	3,200,600	17,845,328
Prudential PLC	4,111,800	23,624,444
Reckitt Benckiser Group PLC	715,800	28,088,319
Redrow PLC	3,576,400	10,529,481
Rio Tinto PLC (Reg.)	992,400	40,307,445
Royal Dutch Shell PLC Class A (Netherlands)	2,275,600	52,176,458
SSL International PLC	1,806,000	12,656,990
Standard Chartered PLC (United Kingdom)	1,806,386	27,933,056
Tesco PLC	2,739,873	13,570,497
Tomkins PLC	4,024,100	10,269,490
Vodafone Group PLC	31,636,400	58,124,968
Wolseley PLC (d)	999,368	17,916,748
Xstrata PLC	2,254,800	19,871,223
TOTAL UNITED KINGDOM		791,572,636
United States of America - 2.5%
Allergan, Inc.	108,100	5,043,946
CME Group, Inc.	28,100	6,219,935
Coach, Inc.	250,900	6,147,050
Goldman Sachs Group, Inc.	72,100	9,264,850
Molson Coors Brewing Co. Class B	186,000	7,114,500
Morgan Stanley	271,100	6,408,804
Tiffany & Co., Inc.	224,000	6,482,560
Virgin Media, Inc.	572,000	4,415,840
Wells Fargo & Co.	484,900	9,702,849
TOTAL UNITED STATES OF AMERICA		60,800,334
TOTAL COMMON STOCKS (Cost $2,334,228,254)		2,325,958,072
Nonconvertible Preferred Stocks - 0.1%

Italy - 0.1%
Telecom Italia SpA (Risparmio Shares) (Cost $2,244,071)	2,121,200	1,894,508
Money Market Funds - 19.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	82,005,539	$ 82,005,539
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	385,365,783	385,365,783
TOTAL MONEY MARKET FUNDS (Cost $467,371,322)		467,371,322
TOTAL INVESTMENT PORTFOLIO - 116.1% (Cost $2,803,843,647)		2,795,223,902
NET OTHER ASSETS - (16.1)%		(387,079,171)
NET ASSETS - 100%		$ 2,408,144,731
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 388,457
Fidelity Securities Lending Cash Central Fund	1,237,725
Total	$ 1,626,182
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,795,223,902	$ 629,864,364	$ 2,165,359,538	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $413,142,102 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $372,225,771) - See accompanying schedule: Unaffiliated issuers (cost $2,336,472,325)	$ 2,327,852,580
Fidelity Central Funds (cost $467,371,322)	467,371,322
Total Investments (cost $2,803,843,647)		$ 2,795,223,902
Foreign currency held at value (cost $5,706,415)		5,702,053
Receivable for investments sold		20,863,783
Receivable for fund shares sold		303,267
Dividends receivable		14,626,084
Distributions receivable from Fidelity Central Funds		915,129
Prepaid expenses		22,016
Other receivables		226,495
Total assets		2,837,882,729

Liabilities
Payable for investments purchased	$ 41,442,015
Payable for fund shares redeemed	744,648
Accrued management fee	1,398,573
Other affiliated payables	697,083
Other payables and accrued expenses	89,896
Collateral on securities loaned, at value	385,365,783
Total liabilities		429,737,998

Net Assets		$ 2,408,144,731
Net Assets consist of:
Paid in capital		$ 3,826,625,075
Undistributed net investment income		25,762,807
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,435,438,306)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(8,804,845)
Net Assets, for 109,429,454 shares outstanding		$ 2,408,144,731
Net Asset Value, offering price and redemption price per share ($2,408,144,731 ÷ 109,429,454 shares)		$ 22.01

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 49,206,928
Interest		63,942
Income from Fidelity Central Funds (including $1,237,725 from security lending)		1,626,182
		50,897,052
Less foreign taxes withheld		(4,672,770)
Total income		46,224,282

Expenses
Management fee Basic fee	$ 8,588,551
Performance adjustment	(193,382)
Transfer agent fees	3,754,383
Accounting and security lending fees	526,179
Custodian fees and expenses	154,279
Independent trustees' compensation	8,925
Registration fees	16,867
Audit	40,138
Legal	7,146
Interest	15,097
Miscellaneous	25,774
Total expenses before reductions	12,943,957
Expense reductions	(495,517)	12,448,440
Net investment income (loss)		33,775,842
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(984,880,663)
Foreign currency transactions	(3,746,052)
Total net realized gain (loss)		(988,626,715)
Change in net unrealized appreciation (depreciation) on: Investment securities	842,782,218
Assets and liabilities in foreign currencies	103,995
Total change in net unrealized appreciation (depreciation)		842,886,213
Net gain (loss)		(145,740,502)
Net increase (decrease) in net assets resulting from operations		$ (111,964,660)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,775,842	$ 83,218,454
Net realized gain (loss)	(988,626,715)	(442,006,354)
Change in net unrealized appreciation (depreciation)	842,886,213	(2,076,378,916)
Net increase (decrease) in net assets resulting from operations	(111,964,660)	(2,435,166,816)
Distributions to shareholders from net investment income	(84,199,497)	(75,717,658)
Distributions to shareholders from net realized gain	-	(358,785,158)
Total distributions	(84,199,497)	(434,502,816)
Share transactions Proceeds from sales of shares	26,172,901	375,372,349
Reinvestment of distributions	83,348,751	429,703,172
Cost of shares redeemed	(256,995,509)	(648,311,121)
Net increase (decrease) in net assets resulting from share transactions	(147,473,857)	156,764,400
Redemption fees	10,805	54,655
Total increase (decrease) in net assets	(343,627,209)	(2,712,850,577)

Net Assets
Beginning of period	2,751,771,940	5,464,622,517
End of period (including undistributed net investment income of $25,762,807 and undistributed net investment income of $79,011,426, respectively)	$ 2,408,144,731	$ 2,751,771,940
Other Information Shares
Sold	1,254,681	9,585,310
Issued in reinvestment of distributions	4,111,927	10,002,402
Redeemed	(12,682,657)	(17,978,503)
Net increase (decrease)	(7,316,049)	1,609,209

Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.57	$ 47.46	$ 42.31	$ 37.26	$ 30.42	$ 24.37
Income from Investment Operations
Net investment income (loss) D	.29	.68	.69	.58	.33	.09
Net realized and unrealized gain (loss)	(1.12)	(20.84)	9.99	8.74	6.68	6.25
Total from investment operations	(.83)	(20.16)	10.68	9.32	7.01	6.34
Distributions from net investment income	(.73)	(.65)	(.46)	(.30)	(.09)	(.29)
Distributions from net realized gain	-	(3.08)	(5.07)	(3.97)	(.08)	-
Total distributions	(.73)	(3.73)	(5.53)	(4.27)	(.17)	(.29)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.01	$ 23.57	$ 47.46	$ 42.31	$ 37.26	$ 30.42
Total Return B,C,I	(3.26)%	(46.03)%	28.33%	27.40%	23.12%	26.20%
Ratios to Average Net Assets E,G
Expenses before reductions	1.08% A	1.00%	1.06%	1.16%	1.15%	1.11%
Expenses net of fee waivers, if any	1.08% A	1.00%	1.06%	1.16%	1.15%	1.11%
Expenses net of all reductions	1.04% A	.95%	1.01%	1.05%	1.07%	1.05%
Net investment income (loss)	2.83% A	1.82%	1.65%	1.48%	.95%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,408,145	$ 2,751,772	$ 5,464,623	$ 4,033,263	$ 2,547,812	$ 1,845,440
Portfolio turnover rate F	172% A	100%	100%	127%	99%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share. I Total returns do not include the effect of the former contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United Kingdom	33.4%
France	13.0%
Switzerland	12.0%
Germany	11.7%
United States of America	4.9%
Spain	4.9%
Italy	3.7%
Netherlands	3.2%
Finland	1.9%
Other	11.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom	27.9%
Switzerland	17.8%
Germany	14.2%
France	11.7%
United States of America	6.7%
Italy	4.5%
Netherlands	4.0%
Spain	3.6%
Canada	1.4%
Other	8.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	95.3
Short-Term Investments and Net Other Assets	2.4	4.7
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	3.3	4.8
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.7	2.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.7	2.1
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.4	2.6
Total SA sponsored ADR (France, Oil, Gas & Consumable Fuels)	2.4	3.3
Royal Dutch Shell PLC Class A (United Kingdom, Oil, Gas & Consumable Fuels)	2.3	2.3
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.3	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2	2.9
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	0.6
E.ON AG (Germany, Electric Utilities)	1.8	2.6
	24.0
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.7	21.1
Consumer Discretionary	13.4	9.3
Energy	12.7	10.8
Health Care	10.6	16.3
Consumer Staples	9.6	13.5
Industrials	8.8	4.3
Telecommunication Services	7.0	6.5
Materials	6.4	4.8
Information Technology	4.3	2.6
Utilities	4.1	6.1

Semiannual Report

Europe Capital Appreciation

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Australia - 0.1%
Billabong International Ltd.	35,062	$ 267,683
Belgium - 1.9%
Anheuser-Busch InBev NV (d)	190,680	5,835,589
Anheuser-Busch InBev NV (strip VVPR) (a)	103,680	271
Gimv NV	2,400	119,709
Umicore SA (d)	102,700	2,012,214
TOTAL BELGIUM		7,967,783
Bermuda - 0.7%
Seadrill Ltd.	75,600	806,738
Signet Jewelers Ltd. (United Kingdom)	137,396	2,175,634
TOTAL BERMUDA		2,982,372
Brazil - 0.7%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	108,400	2,924,632
Canada - 0.8%
Petrobank Energy & Resources Ltd. (a)	97,400	2,093,702
Suncor Energy, Inc.	58,200	1,464,694
TOTAL CANADA		3,558,396
Cayman Islands - 0.2%
China Dongxiang Group Co. Ltd.	1,719,000	834,822
Denmark - 1.7%
Genmab AS (a)	49,000	1,888,405
Novo Nordisk AS Series B	86,500	4,115,525
Vestas Wind Systems AS (a)	20,600	1,337,106
TOTAL DENMARK		7,341,036
Finland - 1.9%
Nokia Corp. (d)	299,750	4,256,359
Nokia Corp. sponsored ADR	117,150	1,656,501
Nokian Tyres PLC	82,938	1,309,413
Stora Enso Oyj (R Shares)	143,300	817,720
TOTAL FINLAND		8,039,993
France - 13.0%
Accor SA	3,300	139,591
AXA SA (d)	216,300	3,633,243
BNP Paribas SA	113,900	5,994,545
Bouygues SA (d)	71,000	3,028,047
Danone (d)	67,300	3,200,387
Essilor International SA	51,600	2,222,558
GDF Suez (d)	78,200	2,789,999
L'Oreal SA	30,200	2,159,912
PPR SA (d)	48,300	3,699,428
Renault SA	65,700	2,106,095
Sanofi-Aventis (d)	109,700	6,301,100
Schneider Electric SA (d)	48,500	3,689,797
Societe Generale Series A	31,000	1,583,945
Total SA sponsored ADR	202,300	10,058,356

	Shares	Value
Unibail-Rodamco	23,100	$ 3,443,889
Vallourec SA	10,200	1,114,581
TOTAL FRANCE		55,165,473
Germany - 11.7%
Allianz AG (Reg.)	10,400	942,212
Bayerische Motoren Werke AG (BMW) (d)	116,200	3,986,302
Daimler AG (Reg.)	103,100	3,680,813
Deutsche Bank AG	39,300	2,060,535
Deutsche Boerse AG	34,200	2,502,931
Deutsche Post AG	100,600	1,150,378
E.ON AG (d)	223,200	7,479,058
Fresenius Medical Care AG & Co. KGaA (d)	57,600	2,239,464
Fresenius SE	42,400	1,737,707
MAN AG	24,400	1,498,408
Munich Re Group (Reg.) (d)	40,100	5,483,215
RWE AG (d)	26,900	1,919,111
Salzgitter AG	10,400	733,127
SAP AG	88,800	3,382,349
SAP AG sponsored ADR	28,200	1,074,138
Siemens AG (Reg.)	98,200	6,572,814
Wincor Nixdorf AG	60,600	3,009,476
TOTAL GERMANY		49,452,038
Hong Kong - 0.3%
Esprit Holdings Ltd.	196,800	1,205,842
Ireland - 1.7%
CRH PLC	184,114	4,785,155
Ryanair Holdings PLC sponsored ADR (a)	81,300	2,223,555
TOTAL IRELAND		7,008,710
Italy - 3.6%
ENI SpA sponsored ADR	134,600	5,746,074
Fiat SpA	413,300	4,039,509
Intesa Sanpaolo SpA	1,713,500	5,457,525
TOTAL ITALY		15,243,108
Netherlands - 3.2%
Akzo Nobel NV	57,000	2,383,119
ASML Holding NV (Netherlands)	84,400	1,770,587
Koninklijke Ahold NV	335,200	3,671,523
Koninklijke KPN NV (d)	470,100	5,650,194
TOTAL NETHERLANDS		13,475,423
Norway - 0.6%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	283,000	239,049
DnB Nor ASA	311,600	1,939,181
Pronova BioPharma ASA (a)	182,824	458,548
TOTAL NORWAY		2,636,778
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	668,034	1,457,183
Common Stocks - continued
	Shares	Value
South Africa - 0.5%
MTN Group Ltd.	178,000	$ 2,311,690
Spain - 4.9%
Banco Santander SA	240,900	2,288,790
Iberdrola SA	616,100	4,850,389
Inditex SA	77,700	3,312,077
Telefonica SA sponsored ADR	182,000	10,244,780
TOTAL SPAIN		20,696,036
Sweden - 1.8%
H&M Hennes & Mauritz AB (B Shares)	112,900	5,025,450
Lundin Petroleum AB (a)	201,000	1,306,845
Telefonaktiebolaget LM Ericsson (B Shares)	138,000	1,171,961
TOTAL SWEDEN		7,504,256
Switzerland - 12.0%
ABB Ltd. (Reg.)	72,118	1,020,659
Actelion Ltd. (Reg.) (a)	46,914	2,136,825
Credit Suisse Group (Reg.)	161,608	6,186,521
Nestle SA (Reg.)	423,648	13,805,918
Nobel Biocare Holding AG (Switzerland)	72,201	1,471,518
Novartis AG (Reg.)	89,053	3,369,620
Roche Holding AG (participation certificate)	73,553	9,272,900
Schindler Holding AG (participation certificate)	32,198	1,687,489
Sonova Holding AG	26,283	1,700,239
UBS AG:
(For. Reg.)	305,538	4,195,917
(NY Shares)	123,675	1,686,927
Zurich Financial Services AG (Reg.)	23,833	4,427,735
TOTAL SWITZERLAND		50,962,268
United Kingdom - 33.4%
Aberdeen Asset Management PLC	929,700	1,802,250
Aegis Group PLC	1,055,000	1,411,843
AstraZeneca PLC (United Kingdom)	149,800	5,243,345
Autonomy Corp. PLC (a)	80,600	1,690,287
BAE Systems PLC	577,900	3,038,761
Barclays PLC	1,092,600	4,434,398
Barratt Developments PLC	179,500	366,339
Bellway PLC	207,800	2,188,418
BG Group PLC	512,300	8,177,275
BHP Billiton PLC	185,900	3,856,908
Bovis Homes Group PLC	302,300	2,046,506
BP PLC	774,300	5,469,660

	Shares	Value
BP PLC sponsored ADR	98,100	$ 4,165,326
British Land Co. PLC	130,000	819,986
Burberry Group PLC	383,000	2,278,879
Cairn Energy PLC (a)	54,800	1,717,497
Capita Group PLC	267,000	2,691,059
easyJet PLC (a)	164,400	763,980
Experian PLC	476,100	3,133,779
HSBC Holdings PLC sponsored ADR (d)	317,158	11,290,825
Imperial Tobacco Group PLC	133,100	3,035,703
Informa PLC	349,600	1,527,429
InterContinental Hotel Group PLC	182,000	1,728,511
Kesa Electricals PLC	1,064,500	2,074,405
Man Group PLC	805,187	2,975,066
Marks & Spencer Group PLC	317,200	1,570,900
NEXT PLC	64,600	1,544,546
Persimmon PLC (d)	571,800	3,188,139
Prudential PLC	731,100	4,200,552
Reckitt Benckiser Group PLC	118,500	4,649,994
Redrow PLC (d)	599,500	1,765,022
Rio Tinto PLC (Reg.)	177,700	7,217,486
Royal Dutch Shell PLC Class A (United Kingdom)	424,600	9,771,754
SSL International PLC	367,200	2,573,448
Standard Chartered PLC (United Kingdom)	326,134	5,043,174
Tesco PLC	561,800	2,782,576
Tomkins PLC	710,800	1,813,959
Vodafone Group PLC	2,897,200	5,322,972
Vodafone Group PLC sponsored ADR	322,750	5,922,463
Wolseley PLC (d)	168,188	3,015,288
Xstrata PLC	389,400	3,431,725
TOTAL UNITED KINGDOM		141,742,433
United States of America - 2.5%
Allergan, Inc.	18,700	872,542
CME Group, Inc.	5,000	1,106,750
Coach, Inc.	45,600	1,117,200
Goldman Sachs Group, Inc.	13,200	1,696,200
Molson Coors Brewing Co. Class B	31,600	1,208,700
Morgan Stanley	50,300	1,189,092
Tiffany & Co., Inc.	35,900	1,038,946
Virgin Media, Inc.	113,300	874,676
Wells Fargo & Co.	83,200	1,664,832
TOTAL UNITED STATES OF AMERICA		10,768,938
TOTAL COMMON STOCKS (Cost $476,697,771)		413,546,893
Nonconvertible Preferred Stocks - 0.1%

Italy - 0.1%
Telecom Italia SpA (Risparmio Shares) (Cost $388,020)	366,770	327,573
Money Market Funds - 20.8%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	10,082,463	$ 10,082,463
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	78,201,701	78,201,701
TOTAL MONEY MARKET FUNDS (Cost $88,284,164)		88,284,164
TOTAL INVESTMENT PORTFOLIO - 118.4% (Cost $565,369,955)		502,158,630
NET OTHER ASSETS - (18.4)%		(78,176,903)
NET ASSETS - 100%		$ 423,981,727
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,839
Fidelity Securities Lending Cash Central Fund	301,554
Total	$ 365,393
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 502,158,630	$ 161,329,941	$ 340,828,689	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $193,924,656 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,598,595) - See accompanying schedule: Unaffiliated issuers (cost $477,085,791)	$ 413,874,466
Fidelity Central Funds (cost $88,284,164)	88,284,164
Total Investments (cost $565,369,955)		$ 502,158,630
Foreign currency held at value (cost $789,336)		788,030
Receivable for investments sold		3,731,403
Receivable for fund shares sold		144,276
Dividends receivable		3,419,067
Distributions receivable from Fidelity Central Funds		169,412
Prepaid expenses		4,078
Other receivables		32,462
Total assets		510,447,358

Liabilities
Payable for investments purchased	$ 7,322,072
Payable for fund shares redeemed	243,662
Accrued management fee	204,366
Other affiliated payables	123,075
Other payables and accrued expenses	370,755
Collateral on securities loaned, at value	78,201,701
Total liabilities		86,465,631

Net Assets		$ 423,981,727
Net Assets consist of:
Paid in capital		$ 845,311,704
Undistributed net investment income		4,620,698
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(362,365,968)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(63,584,707)
Net Assets, for 32,027,566 shares outstanding		$ 423,981,727
Net Asset Value, offering price and redemption price per share ($423,981,727 ÷ 32,027,566 shares)		$ 13.24

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 8,719,908
Income from Fidelity Central Funds (including $301,554 from security lending)		365,393
		9,085,301
Less foreign taxes withheld		(872,014)
Total income		8,213,287

Expenses
Management fee Basic fee	$ 1,503,159
Performance adjustment	(15,822)
Transfer agent fees	638,433
Accounting and security lending fees	110,450
Custodian fees and expenses	52,285
Independent trustees' compensation	1,582
Registration fees	16,648
Audit	27,618
Legal	1,386
Miscellaneous	4,946
Total expenses before reductions	2,340,685
Expense reductions	(22,953)	2,317,732
Net investment income (loss)		5,895,555
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(159,127,312)
Foreign currency transactions	(204,082)
Total net realized gain (loss)		(159,331,394)
Change in net unrealized appreciation (depreciation) on: Investment securities	133,704,940
Assets and liabilities in foreign currencies	31,425
Total change in net unrealized appreciation (depreciation)		133,736,365
Net gain (loss)		(25,595,029)
Net increase (decrease) in net assets resulting from operations		$ (19,699,474)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,895,555	$ 20,632,466
Net realized gain (loss)	(159,331,394)	(202,418,252)
Change in net unrealized appreciation (depreciation)	133,736,365	(360,937,464)
Net increase (decrease) in net assets resulting from operations	(19,699,474)	(542,723,250)
Distributions to shareholders from net investment income	(18,820,678)	(22,837,060)
Distributions to shareholders from net realized gain	-	(172,118,248)
Total distributions	(18,820,678)	(194,955,308)
Share transactions Proceeds from sales of shares	15,739,301	94,959,353
Reinvestment of distributions	17,852,290	184,197,685
Cost of shares redeemed	(64,746,131)	(413,295,649)
Net increase (decrease) in net assets resulting from share transactions	(31,154,540)	(134,138,611)
Redemption fees	2,315	21,939
Total increase (decrease) in net assets	(69,672,377)	(871,795,230)

Net Assets
Beginning of period	493,654,104	1,365,449,334
End of period (including undistributed net investment income of $4,620,698 and undistributed net investment income of $17,579,785, respectively)	$ 423,981,727	$ 493,654,104
Other Information Shares
Sold	1,261,732	3,880,339
Issued in reinvestment of distributions	1,466,910	6,817,087
Redeemed	(5,284,428)	(17,925,334)
Net increase (decrease)	(2,555,786)	(7,227,908)

Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 14.27	$ 32.66	$ 27.47	$ 23.15	$ 19.63	$ 17.26
Income from Investment Operations
Net investment income (loss) D	.18	.50	.62	.38 G	.37	.13 H
Net realized and unrealized gain (loss)	(.65)	(14.11)	7.04	6.85	3.38	2.46
Total from investment operations	(.47)	(13.61)	7.66	7.23	3.75	2.59
Distributions from net investment income	(.56)	(.56)	(.22)	(.30)	(.17)	(.22)
Distributions from net realized gain	-	(4.22)	(2.25)	(2.62)	(.06)	-
Total distributions	(.56)	(4.78)	(2.47)	(2.92)	(.23)	(.22)
Redemption fees added to paid in capital D	- J	- J	- J	.01	- J	- J
Net asset value, end of period	$ 13.24	$ 14.27	$ 32.66	$ 27.47	$ 23.15	$ 19.63
Total Return B,C	(2.95)%	(48.58)%	29.95%	34.81%	19.24%	15.13%
Ratios to Average Net Assets E,I
Expenses before reductions	1.12% A	1.16%	1.05%	1.09%	.95%	1.22%
Expenses net of fee waivers, if any	1.12% A	1.16%	1.05%	1.09%	.95%	1.22%
Expenses net of all reductions	1.11% A	1.12%	1.01%	.99%	.84%	1.15%
Net investment income (loss)	2.82% A	2.11%	2.15%	1.51% G	1.66%	.69% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 423,982	$ 493,654	$ 1,365,449	$ 1,070,464	$ 492,788	$ 407,362
Portfolio turnover rate F	121% A	112%	161%	143%	133%	119%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .65%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan	93.2%
United States of America	6.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan	95.5%
United States of America	4.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	93.2	95.5
Short-Term Investments and Net Other Assets	6.8	4.5
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Canon, Inc. (Office Electronics)	7.0	7.9
Toyota Motor Corp. (Automobiles)	6.5	8.5
Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	3.7	3.7
Yamaha Motor Co. Ltd. (Automobiles)	2.9	4.1
Honda Motor Co. Ltd. (Automobiles)	2.5	4.1
NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2.3	0.7
Nippon Electric Glass Co. Ltd. (Electronic Equipment & Components)	2.3	0.9
Stanley Electric Co. Ltd. (Auto Components)	2.3	1.6
Sekisui House Ltd. (Household Durables)	2.2	2.1
Nikon Corp. (Leisure Equipment & Products)	2.2	0.7
	33.9
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.1	27.4
Information Technology	19.4	20.5
Financials	18.8	19.2
Industrials	16.2	19.0
Materials	4.5	6.3
Telecommunication Services	3.2	1.5
Consumer Staples	1.8	1.1
Health Care	1.2	0.5

Semiannual Report

Japan

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
CONSUMER DISCRETIONARY - 28.1%
Auto Components - 5.8%
Bridgestone Corp.	466,700	$ 6,958,318
Denso Corp.	651,300	15,399,898
NGK Spark Plug Co. Ltd.	226,000	2,181,051
NOK Corp.	407,100	4,740,113
Stanley Electric Co. Ltd.	1,493,200	21,209,978
Toyoda Gosei Co. Ltd.	216,700	4,263,553
		54,752,911
Automobiles - 11.9%
Honda Motor Co. Ltd.	829,600	24,319,194
Toyota Motor Corp.	1,550,900	61,398,270
Yamaha Motor Co. Ltd.	2,585,200	27,335,082
		113,052,546
Hotels, Restaurants & Leisure - 0.4%
Saizeriya Co. Ltd. (c)	312,600	3,549,984
Household Durables - 2.7%
Haseko Corp.	1,787,500	1,126,567
Sekisui House Ltd.	2,357,000	20,346,863
Sony Corp.	161,100	4,187,084
		25,660,514
Leisure Equipment & Products - 2.2%
Nikon Corp.	1,533,000	20,322,381
Media - 1.5%
Fuji Media Holdings, Inc.	13,046	14,548,330
Multiline Retail - 1.4%
Isetan Mitsukoshi Holdings Ltd. (c)	666,940	5,607,896
J Front Retailing Co. Ltd.	254,000	1,043,587
Marui Group Co. Ltd.	265,500	1,468,938
Takashimaya Co. Ltd.	747,000	4,664,410
		12,784,831
Specialty Retail - 2.2%
Nishimatsuya Chain Co. Ltd.	643,900	5,165,997
Yamada Denki Co. Ltd.	340,170	15,672,721
		20,838,718
TOTAL CONSUMER DISCRETIONARY		265,510,215
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.5%
Seven & i Holdings Co., Ltd.	632,700	14,300,516
Personal Products - 0.3%
Kose Corp.	112,800	2,272,052
TOTAL CONSUMER STAPLES		16,572,568
FINANCIALS - 18.8%
Capital Markets - 2.3%
Daiwa Securities Group, Inc.	1,415,000	7,414,851

	Shares	Value
Matsui Securities Co. Ltd. (c)	751,800	$ 5,330,762
Nomura Holdings, Inc.	1,460,600	8,816,302
		21,561,915
Commercial Banks - 7.5%
Chiba Bank Ltd.	1,098,000	5,446,893
Mitsubishi UFJ Financial Group, Inc.	6,437,500	35,124,616
Sumitomo Mitsui Financial Group, Inc.	470,200	16,311,223
Sumitomo Trust & Banking Co. Ltd.	3,399,000	14,227,313
		71,110,045
Consumer Finance - 2.8%
Aeon Credit Service Co. Ltd.	243,800	2,781,036
Credit Saison Co. Ltd.	678,400	7,623,138
ORIX Corp.	235,800	11,046,159
Promise Co. Ltd. (c)	383,350	5,066,777
		26,517,110
Insurance - 3.0%
Sompo Japan Insurance, Inc.	2,539,000	15,305,262
T&D Holdings, Inc.	452,250	13,524,563
		28,829,825
Real Estate Investment Trusts - 1.1%
Japan Real Estate Investment Corp.	851	6,022,638
Nomura Real Estate Office Fund, Inc.	812	4,208,423
		10,231,061
Real Estate Management & Development - 2.1%
Mitsubishi Estate Co. Ltd.	1,200,000	15,689,357
Mitsui Fudosan Co. Ltd.	321,000	4,039,994
		19,729,351
TOTAL FINANCIALS		177,979,307
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Astellas Pharma, Inc.	153,400	4,989,386
Daiichi Sankyo Kabushiki Kaisha	359,800	6,017,719
		11,007,105
INDUSTRIALS - 16.2%
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	468,000	5,216,863
Building Products - 2.3%
Asahi Glass Co. Ltd.	1,692,000	10,112,609
Daikin Industries Ltd.	431,200	11,603,427
		21,716,036
Electrical Equipment - 2.7%
Mitsubishi Electric Corp.	1,259,000	6,706,909
Sumitomo Electric Industries Ltd.	1,899,400	18,508,540
		25,215,449
Machinery - 5.2%
Daifuku Co. Ltd.	554,000	3,331,843
Fanuc Ltd.	64,900	4,684,516
JTEKT Corp.	114,800	1,107,536
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Kubota Corp.	2,298,000	$ 13,815,479
NGK Insulators Ltd.	683,000	10,477,321
NSK Ltd.	1,239,000	5,516,307
THK Co. Ltd.	462,100	6,410,338
Toshiba Machine Co. Ltd. (c)	1,276,000	3,787,608
		49,130,948
Marine - 0.2%
Mitsui O.S.K. Lines Ltd.	411,000	2,349,250
Road & Rail - 1.1%
East Japan Railway Co.	183,900	10,365,271
Trading Companies & Distributors - 2.7%
Mitsubishi Corp.	566,900	8,726,493
Mitsui & Co. Ltd.	878,000	9,314,923
Sumitomo Corp.	898,500	7,823,004
		25,864,420
Transportation Infrastructure - 1.5%
The Sumitomo Warehouse Co. Ltd.	3,869,000	13,904,164
TOTAL INDUSTRIALS		153,762,401
INFORMATION TECHNOLOGY - 19.4%
Computers & Peripherals - 0.4%
Fujitsu Ltd.	903,000	3,869,402
Electronic Equipment & Components - 9.0%
Fujifilm Holdings Corp.	158,700	4,084,109
Horiba Ltd.	362,500	6,617,237
Ibiden Co. Ltd.	349,200	10,214,097
Kyocera Corp.	87,300	6,781,823
Nidec Sankyo Corp. (c)	569,000	2,160,956
Nippon Electric Glass Co. Ltd.	2,643,000	21,512,730
Omron Corp.	286,400	4,281,657
Topcon Corp. (c)	147,600	693,733
Yamatake Corp.	464,000	7,778,552
Yaskawa Electric Corp.	2,265,000	10,543,325
Yokogawa Electric Corp.	2,105,500	10,868,352
		85,536,571
Internet Software & Services - 0.2%
Yahoo! Japan Corp.	8,670	2,164,878
Office Electronics - 8.6%
Canon, Inc.	2,198,100	65,796,382
Konica Minolta Holdings, Inc.	1,147,000	9,477,252
Ricoh Co. Ltd.	448,000	5,540,421
		80,814,055
Semiconductors & Semiconductor Equipment - 1.2%
ROHM Co. Ltd.	73,800	4,527,195
Tokyo Electron Ltd.	150,700	6,893,196
		11,420,391
TOTAL INFORMATION TECHNOLOGY		183,805,297

	Shares	Value
MATERIALS - 4.5%
Chemicals - 3.7%
JSR Corp.	897,700	$ 10,940,709
Nissan Chemical Industries Co. Ltd.	534,000	4,454,823
Nitto Denko Corp.	516,100	12,023,464
Shin-Etsu Chemical Co., Ltd.	103,500	5,031,664
Zeon Corp.	776,000	2,375,921
		34,826,581
Metals & Mining - 0.8%
Sumitomo Metal Industries Ltd.	3,382,000	7,924,454
TOTAL MATERIALS		42,751,035
TELECOMMUNICATION SERVICES - 3.2%
Wireless Telecommunication Services - 3.2%
KDDI Corp.	1,874	8,429,553
NTT DoCoMo, Inc.	15,544	21,695,433
		30,124,986
TOTAL COMMON STOCKS (Cost $1,195,680,377)		881,512,914
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 0.53% (a)	68,044,924	68,044,924
Fidelity Securities Lending Cash Central Fund, 0.28% (a)(b)	13,372,202	13,372,202
TOTAL MONEY MARKET FUNDS (Cost $81,417,126)		81,417,126
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,277,097,503)		962,930,040
NET OTHER ASSETS - (1.8)%		(16,578,312)
NET ASSETS - 100%		$ 946,351,728
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 159,888
Fidelity Securities Lending Cash Central Fund	277,062
Total	$ 436,950
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 962,930,040	$ 81,417,126	$ 881,512,914	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $151,185,501 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,534,684) - See accompanying schedule: Unaffiliated issuers (cost $1,195,680,377)	$ 881,512,914
Fidelity Central Funds (cost $81,417,126)	81,417,126
Total Investments (cost $1,277,097,503)		$ 962,930,040
Receivable for investments sold		11,994,311
Receivable for fund shares sold		253,892
Dividends receivable		7,721,934
Distributions receivable from Fidelity Central Funds		60,099
Prepaid expenses		7,772
Other receivables		49,528
Total assets		983,017,576

Liabilities
Payable for investments purchased	$ 22,098,953
Payable for fund shares redeemed	427,244
Accrued management fee	452,079
Other affiliated payables	272,882
Other payables and accrued expenses	42,488
Collateral on securities loaned, at value	13,372,202
Total liabilities		36,665,848

Net Assets		$ 946,351,728
Net Assets consist of:
Paid in capital		$ 1,664,935,658
Undistributed net investment income		4,638,240
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(408,920,935)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(314,301,235)
Net Assets, for 109,185,169 shares outstanding		$ 946,351,728
Net Asset Value, offering price and redemption price per share ($946,351,728 ÷ 109,185,169 shares)		$ 8.67

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 10,680,560
Income from Fidelity Central Funds (including $277,062 from security lending)		436,950
		11,117,510
Less foreign taxes withheld		(776,957)
Total income		10,340,553

Expenses
Management fee Basic fee	$ 3,269,599
Performance adjustment	(1,229,066)
Transfer agent fees	1,415,655
Accounting and security lending fees	219,060
Custodian fees and expenses	66,139
Independent trustees' compensation	3,423
Registration fees	17,782
Audit	37,811
Legal	2,519
Miscellaneous	9,398
Total expenses before reductions	3,812,320
Expense reductions	(95,313)	3,717,007
Net investment income (loss)		6,623,546
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(232,409,212)
Foreign currency transactions	1,174,398
Total net realized gain (loss)		(231,234,814)
Change in net unrealized appreciation (depreciation) on: Investment securities	194,738,103
Assets and liabilities in foreign currencies	(689,493)
Total change in net unrealized appreciation (depreciation)		194,048,610
Net gain (loss)		(37,186,204)
Net increase (decrease) in net assets resulting from operations		$ (30,562,658)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,623,546	$ 10,956,375
Net realized gain (loss)	(231,234,814)	(163,728,497)
Change in net unrealized appreciation (depreciation)	194,048,610	(600,965,862)
Net increase (decrease) in net assets resulting from operations	(30,562,658)	(753,737,984)
Distributions to shareholders from net investment income	(12,255,123)	(3,964,749)
Distributions to shareholders from net realized gain	(1,114,103)	(236,930,224)
Total distributions	(13,369,226)	(240,894,973)
Share transactions Proceeds from sales of shares	24,505,276	356,021,629
Reinvestment of distributions	12,626,051	222,101,843
Cost of shares redeemed	(72,249,178)	(337,905,099)
Net increase (decrease) in net assets resulting from share transactions	(35,117,851)	240,218,373
Redemption fees	67,069	298,104
Total increase (decrease) in net assets	(78,982,666)	(754,116,480)

Net Assets
Beginning of period	1,025,334,394	1,779,450,874
End of period (including undistributed net investment income of $4,638,240 and undistributed net investment income of $10,323,711, respectively)	$ 946,351,728	$ 1,025,334,394
Other Information Shares
Sold	2,979,769	26,690,591
Issued in reinvestment of distributions	1,672,325	14,488,052
Redeemed	(8,987,245)	(26,534,675)
Net increase (decrease)	(4,335,151)	14,643,968

Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 18.00	$ 16.85	$ 15.00	$ 11.63	$ 11.19
Income from Investment Operations
Net investment income (loss) D	.06	.10	.04	.01	.03	(.01)
Net realized and unrealized gain (loss)	(.30)	(6.64)	1.35	1.85	3.34	.45
Total from investment operations	(.24)	(6.54)	1.39	1.86	3.37	.44
Distributions from net investment income	(.11)	(.04)	(.01)	(.02)	-	(.01)
Distributions from net realized gain	(.01)	(2.39)	(.23)	(.01)	-	-
Total distributions	(.12)	(2.43)	(.24)	(.03)	-	(.01)
Redemption fees added to paid in capital D	- H	- H	- H	.02	- H	.01
Net asset value, end of period	$ 8.67	$ 9.03	$ 18.00	$ 16.85	$ 15.00	$ 11.63
Total Return B,C	(2.46)%	(41.88)%	8.36%	12.54%	28.98%	4.03%
Ratios to Average Net Assets E,G
Expenses before reductions	.84% A	1.12%	1.08%	1.08%	1.03%	1.04%
Expenses net of fee waivers, if any	.84% A	1.12%	1.08%	1.08%	1.03%	1.04%
Expenses net of all reductions	.82% A	1.10%	1.06%	1.05%	1.02%	1.04%
Net investment income (loss)	1.46% A	.72%	.24%	.08%	.20%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 946,352	$ 1,025,334	$ 1,779,451	$ 1,763,387	$ 1,075,145	$ 647,453
Portfolio turnover rate F	91% A	78%	158%	78%	74%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan	98.9%
United States of America	1.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan	95.9%
United States of America	4.0%
Cayman Islands	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	96.0
Short-Term Investments and Net Other Assets	1.1	4.0
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Rakuten, Inc. (Internet & Catalog Retail)	6.9	4.0
Daikin Industries Ltd. (Building Products)	6.4	0.5
Stanley Electric Co. Ltd. (Auto Components)	5.2	0.0
ORIX Corp. (Consumer Finance)	4.3	0.0
Nomura Holdings, Inc. (Capital Markets)	3.8	0.0
Point, Inc. (Specialty Retail)	3.3	0.0
Toyoda Gosei Co. Ltd. (Auto Components)	3.3	0.0
Ryohin Keikaku Co. Ltd. (Multiline Retail)	3.2	0.0
Sony Corp. (Household Durables)	3.1	0.0
Goldcrest Co. Ltd. (Household Durables)	2.9	0.0
	42.4
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	46.5	23.6
Financials	19.7	9.7
Industrials	11.6	8.2
Information Technology	9.8	15.1
Materials	8.6	4.0
Consumer Staples	2.7	13.3
Health Care	0.0	17.1
Utilities	0.0	4.1
Telecommunication Services	0.0	0.9

Semiannual Report

Japan Smaller Companies

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 46.5%
Auto Components - 14.3%
Aisin Seiki Co. Ltd.	244,800	$ 5,028,584
Calsonic Kansei Corp.	1,768,000	3,312,712
H-One Co. Ltd.	162,700	521,350
Koito Manufacturing Co. Ltd.	772,000	7,041,180
Nippon Seiki Co. Ltd.	301,000	2,715,581
Stanley Electric Co. Ltd.	1,162,900	16,518,272
Toyoda Gosei Co. Ltd.	526,900	10,366,711
		45,504,390
Automobiles - 3.4%
Isuzu Motors Ltd.	1,314,000	2,194,149
Nissan Motor Co. Ltd.	1,440,700	7,521,621
Yachiyo Industry Co. Ltd.	171,000	1,128,845
		10,844,615
Hotels, Restaurants & Leisure - 0.6%
Accordia Golf Co. Ltd.	705	410,602
Kappa Create Co. Ltd.	71,350	1,283,373
Pacific Golf Group International Holdings KK	518	215,821
		1,909,796
Household Durables - 8.5%
Arnest One Corp. (d)	945,100	1,572,255
Goldcrest Co. Ltd. (d)	406,410	9,319,300
Haseko Corp.	9,385,500	5,915,183
Meiwa Estate Co. Ltd.	67,100	226,300
Sony Corp.	385,900	10,029,769
		27,062,807
Internet & Catalog Retail - 7.6%
Rakuten, Inc. (d)	42,763	21,760,968
Start Today Co. Ltd. (d)	2,605	2,299,310
		24,060,278
Leisure Equipment & Products - 0.1%
Aruze Corp.	57,300	480,744
Media - 1.8%
CyberAgent, Inc. (d)	8,570	5,582,847
Multiline Retail - 3.7%
J Front Retailing Co. Ltd.	297,000	1,220,257
Ryohin Keikaku Co. Ltd.	269,200	10,288,316
Zakkaya Bulldog Co. Ltd.	71,300	208,887
		11,717,460
Specialty Retail - 6.5%
Alpen Co. Ltd.	211,800	3,498,309
Megane TOP Co. Ltd.	621,790	5,972,573
Nitori Co. Ltd.	9,200	517,799
Point, Inc.	235,650	10,503,605
Village Vanguard Co. Ltd.	81	186,081
		20,678,367
TOTAL CONSUMER DISCRETIONARY		147,841,304

	Shares	Value
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.3%
Create SD Holdings Co. Ltd.	51,000	$ 829,411
Food Products - 0.3%
Frente Co. Ltd.	53,200	859,373
Household Products - 2.1%
Pigeon Corp. (d)	273,500	6,846,255
TOTAL CONSUMER STAPLES		8,535,039
FINANCIALS - 19.7%
Capital Markets - 5.1%
Daiwa Securities Group, Inc.	245,000	1,283,843
JAFCO Co. Ltd.	120,100	2,684,433
Japan Asia Investment Co. Ltd. (d)	100,000	77,295
Nomura Holdings, Inc.	2,000,800	12,076,994
		16,122,565
Commercial Banks - 0.5%
Sumitomo Mitsui Financial Group, Inc.	46,000	1,595,739
Consumer Finance - 5.7%
Credit Saison Co. Ltd.	144,900	1,628,232
JACCS Co. Ltd.	1,298,000	2,733,513
ORIX Corp.	290,740	13,619,849
		17,981,594
Diversified Financial Services - 3.7%
Japan Securities Finance Co. Ltd.	491,500	2,718,970
Osaka Securities Exchange Co. Ltd.	2,856	9,073,218
		11,792,188
Insurance - 2.6%
Aioi Insurance Co. Ltd.	853,000	3,745,124
Fuji Fire & Marine Insurance Co. Ltd.	2,179,000	2,241,218
T&D Holdings, Inc.	76,950	2,301,194
		8,287,536
Real Estate Investment Trusts - 1.0%
Kenedix Realty Investment Corp.	970	2,311,066
ORIX JREIT, Inc.	223	836,733
		3,147,799
Real Estate Management & Development - 1.1%
Airport Facilities Co. Ltd.	189,900	971,399
Joint Corp.	2,600	3,944
Shoei Co.	362,600	2,469,811
Toho Real Estate Co. Ltd.	40,900	198,648
		3,643,802
TOTAL FINANCIALS		62,571,223
INDUSTRIALS - 11.6%
Building Products - 8.8%
Central Glass Co. Ltd.	162,000	615,125
Daikin Industries Ltd.	758,800	20,419,017
Nichias Corp.	1,353,000	3,040,536
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Nippon Sheet Glass Co. Ltd.	1,337,000	$ 3,789,079
Shinko Kogyo Co. Ltd.	37,000	78,096
		27,941,853
Construction & Engineering - 0.1%
Yahagi Construction Co. Ltd.	61,000	332,685
Electrical Equipment - 0.3%
Fuji Electric Holdings Co. Ltd.	518,000	891,052
Furukawa Electric Co. Ltd.	86,000	257,437
		1,148,489
Machinery - 2.1%
Amada Co. Ltd.	322,000	1,994,456
HIRANO TECSEED Co. Ltd.	158,000	1,363,684
Miura Co. Ltd.	73,500	1,613,666
Nitta Corp.	136,500	1,569,154
Nittoku Engineering Co. Ltd.	3,900	11,239
		6,552,199
Marine - 0.3%
Kawasaki Kisen Kaisha Ltd.	283,000	1,066,564
TOTAL INDUSTRIALS		37,041,790
INFORMATION TECHNOLOGY - 9.8%
Computers & Peripherals - 0.1%
Mutoh Holdings Co. Ltd. (a)	315,000	500,505
Electronic Equipment & Components - 4.0%
Citizen Holdings Co. Ltd.	1,293,000	5,917,004
Horiba Ltd.	67,000	1,223,048
Omron Corp.	66,100	988,190
Origin Electric Co. Ltd.	295,000	755,555
Sunx Ltd.	354,500	969,937
TDK Corp.	44,100	2,011,685
V Technology Co. Ltd.	369	857,230
		12,722,649
Internet Software & Services - 4.0%
GMO Internet, Inc. (d)	319,300	1,004,170
Kakaku.com, Inc. (d)	2,317	7,932,084
mixi, Inc. (a)(d)	651	3,040,462
Zappallas, Inc. (d)	317	658,888
		12,635,604
IT Services - 0.5%
CAC Corp.	85,100	513,778
IT Holdings Corp.	84,600	1,028,083
		1,541,861
Semiconductors & Semiconductor Equipment - 1.2%
Disco Corp. (d)	72,300	2,176,532
Shinko Electric Industries Co.Ltd.	162,100	1,598,758
		3,775,290
TOTAL INFORMATION TECHNOLOGY		31,175,909

	Shares	Value
MATERIALS - 8.6%
Chemicals - 4.5%
C. Uyemura & Co. Ltd.	194,800	$ 3,911,196
Ishihara Sangyo Kaisha Ltd. (a)	4,143,000	3,103,620
JSR Corp.	211,700	2,580,091
Mitsubishi Rayon Co. Ltd.	852,000	1,774,222
Mitsui Chemicals, Inc.	597,000	1,783,398
Ube Industries Ltd.	537,000	1,012,842
		14,165,369
Construction Materials - 0.4%
Taiheiyo Cement Corp.	752,000	1,320,566
Metals & Mining - 3.7%
Nippon Yakin Kogyo Co. Ltd.	165,000	570,271
Sumitomo Metal Mining Co. Ltd.	565,000	6,311,215
Tokyo Rope Manufacturing Co. Ltd.	795,000	2,108,762
Toyo Kohan Co. Ltd.	305,000	1,206,305
Yamato Kogyo Co. Ltd.	69,600	1,581,293
		11,777,846
TOTAL MATERIALS		27,263,781
TOTAL COMMON STOCKS (Cost $330,694,027)		314,429,046
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.53% (b)	1,385,342	1,385,342
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	10,647,143	10,647,143
TOTAL MONEY MARKET FUNDS (Cost $12,032,485)		12,032,485
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $342,726,512)		326,461,531
NET OTHER ASSETS - (2.7)%		(8,669,537)
NET ASSETS - 100%		$ 317,791,994
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,071
Fidelity Securities Lending Cash Central Fund	489,348
Total	$ 512,419
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 326,461,531	$ 12,032,485	$ 314,429,046	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $58,533,238 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,129,383) - See accompanying schedule: Unaffiliated issuers (cost $330,694,027)	$ 314,429,046
Fidelity Central Funds (cost $12,032,485)	12,032,485
Total Investments (cost $342,726,512)		$ 326,461,531
Foreign currency held at value (cost $66,564)		66,564
Receivable for investments sold		975,465
Receivable for fund shares sold		116,247
Dividends receivable		2,374,675
Distributions receivable from Fidelity Central Funds		37,390
Prepaid expenses		3,077
Other receivables		22,034
Total assets		330,056,983

Liabilities
Payable for investments purchased	$ 1,061,854
Payable for fund shares redeemed	236,717
Accrued management fee	186,266
Other affiliated payables	92,921
Other payables and accrued expenses	40,089
Collateral on securities loaned, at value	10,647,142
Total liabilities		12,264,989

Net Assets		$ 317,791,994
Net Assets consist of:
Paid in capital		$ 494,787,137
Undistributed net investment income		1,297,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(161,990,173)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(16,302,626)
Net Assets, for 49,522,623 shares outstanding		$ 317,791,994
Net Asset Value, offering price and redemption price per share ($317,791,994 ÷ 49,522,623 shares)		$ 6.42

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 3,172,800
Interest		15
Income from Fidelity Central Funds (including $489,348 from security lending)		512,419
		3,685,234
Less foreign taxes withheld		(206,909)
Total income		3,478,325

Expenses
Management fee	$ 1,196,788
Transfer agent fees	522,783
Accounting and security lending fees	92,313
Custodian fees and expenses	136,379
Independent trustees' compensation	1,307
Registration fees	9,113
Audit	28,853
Legal	1,793
Interest	409
Miscellaneous	3,591
Total expenses before reductions	1,993,329
Expense reductions	(29,657)	1,963,672
Net investment income (loss)		1,514,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(99,291,838)
Foreign currency transactions	532,753
Total net realized gain (loss)		(98,759,085)
Change in net unrealized appreciation (depreciation) on: Investment securities	68,503,741
Assets and liabilities in foreign currencies	(232,431)
Total change in net unrealized appreciation (depreciation)		68,271,310
Net gain (loss)		(30,487,775)
Net increase (decrease) in net assets resulting from operations		$ (28,973,122)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,514,653	$ 2,597,004
Net realized gain (loss)	(98,759,085)	(62,039,720)
Change in net unrealized appreciation (depreciation)	68,271,310	(271,756,601)
Net increase (decrease) in net assets resulting from operations	(28,973,122)	(331,199,317)
Distributions to shareholders from net investment income	(2,197,996)	(1,282,366)
Distributions to shareholders from net realized gain	(549,498)	(13,464,846)
Total distributions	(2,747,494)	(14,747,212)
Share transactions Proceeds from sales of shares	15,585,060	64,044,453
Reinvestment of distributions	1,683,605	10,772,639
Cost of shares redeemed	(61,704,166)	(146,648,963)
Net increase (decrease) in net assets resulting from share transactions	(44,435,501)	(71,831,871)
Redemption fees	14,262	59,325
Total increase (decrease) in net assets	(76,141,855)	(417,719,075)

Net Assets
Beginning of period	393,933,849	811,652,924
End of period (including undistributed net investment income of $1,297,656 and undistributed net investment income of $2,239,289, respectively)	$ 317,791,994	$ 393,933,849
Other Information Shares
Sold	2,493,304	6,465,046
Issued in reinvestment of distributions	259,816	912,936
Redeemed	(9,624,904)	(15,250,412)
Net increase (decrease)	(6,871,784)	(7,872,430)
Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 6.99	$ 12.63	$ 13.43	$ 14.25	$ 11.58	$ 10.35
Income from Investment Operations
Net investment income (loss) D	.03	.04	.03	.01	.03	.01
Net realized and unrealized gain (loss)	(.55)	(5.45)	(.46)	- H	2.69	1.20
Total from investment operations	(.52)	(5.41)	(.43)	.01	2.72	1.21
Distributions from net investment income	(.04)	(.02)	(.01)	(.02)	(.01)	(.02)
Distributions from net realized gain	(.01)	(.21)	(.36)	(.83)	(.05)	-
Total distributions	(.05)	(.23)	(.37)	(.85)	(.06)	(.02)
Redemption fees added to paid in capital D	- H	- H	- H	.02	.01	.04
Net asset value, end of period	$ 6.42	$ 6.99	$ 12.63	$ 13.43	$ 14.25	$ 11.58
Total Return B,C	(7.45)%	(43.58)%	(3.27)%	(.36)%	23.69%	12.12%
Ratios to Average Net Assets E,G
Expenses before reductions	1.20% A	1.05%	1.02%	1.02%	1.02%	1.04%
Expenses net of fee waivers, if any	1.20% A	1.05%	1.02%	1.02%	1.02%	1.04%
Expenses net of all reductions	1.18% A	1.03%	1.00%	1.01%	1.01%	1.04%
Net investment income (loss)	.91% A	.44%	.23%	.09%	.22%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,792	$ 393,934	$ 811,653	$ 1,217,239	$ 1,406,673	$ 1,279,091
Portfolio turnover rate F	273% A	86%	76%	98%	65%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Brazil	67.1%
Mexico	15.4%
United States of America	9.3%
Chile	2.7%
Peru	1.9%
Bermuda	1.2%
Canada	0.8%
Panama	0.5%
United Kingdom	0.4%
Other	0.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Brazil	66.5%
Mexico	21.6%
United States of America	4.2%
Bermuda	2.8%
Chile	2.6%
Panama	1.1%
Peru	0.8%
Luxembourg	0.3%
Argentina	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	90.7	96.0
Bonds	0.0	0.0*
Short-Term Investments and Net Other Assets	9.3	4.0
* Amount represents less than 0.1%
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	12.0	10.4
Companhia Vale do Rio Doce (PN-A) (Brazil, Metals & Mining)	9.4	7.9
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	8.2	6.2
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	7.2	7.4
Itau Unibanco Banco Multiplo SA (Brazil, Commercial Banks)	6.6	0.0
Companhia Vale do Rio Doce sponsored ADR (Brazil, Metals & Mining)	5.0	3.7
Banco Bradesco SA (PN) sponsored ADR (Brazil, Commercial Banks)	3.4	4.1
Vivo Participacoes SA (PN) (Brazil, Wireless Telecommunication Services)	2.7	1.1
Wal-Mart de Mexico SA de CV Series V (Mexico, Food & Staples Retailing)	2.3	2.1
Fomento Economico Mexicano SAB de CV sponsored ADR (Mexico, Beverages)	1.9	1.5
	58.7
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	24.2	20.8
Energy	22.2	16.9
Telecommunication Services	12.5	13.6
Financials	11.5	16.8
Consumer Staples	6.9	6.3
Utilities	5.5	5.9
Consumer Discretionary	3.8	10.3
Industrials	2.6	3.3
Information Technology	1.3	1.7
Health Care	0.2	0.4

Semiannual Report

Latin America

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
Bermuda - 1.2%
Dufry South America Ltd. unit	2,522,682	$ 20,901,711
GP Investments, Ltd. unit (a)	2,633,825	8,912,094
TOTAL BERMUDA		29,813,805
Brazil - 67.1%
AES Tiete SA (PN) (non-vtg.)	3,334,600	27,628,868
America Latina Logistica SA unit	3,081,900	15,839,665
Banco Bradesco SA:
(PN)	2,102,912	26,154,785
(PN) sponsored ADR	4,879,600	59,921,488
BM&F BOVESPA SA	3,267,600	13,447,221
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	763,226	43,030,682
sponsored ADR	66,745	3,033,560
Companhia de Saneamento de Minas Gerais	61,112	662,551
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	2,311,200	34,783,560
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	869,900	16,110,548
Companhia Vale do Rio Doce:
(PN-A)	1,402,500	19,713,688
(PN-A) sponsored ADR	15,716,800	215,791,664
sponsored ADR	7,652,900	126,349,379
Eletropaulo Metropolitana SA (PN-B)	1,411,660	18,428,813
Equatorial Energia SA	1,380,600	8,604,485
Gerdau SA sponsored ADR (d)	5,106,400	36,255,440
GVT Holding SA (a)	962,500	12,728,000
Itau Unibanco Banco Multiplo SA	3,663,489	50,924,834
Itau Unibanco Banco Multiplo SA ADR	8,467,257	116,255,439
Net Servicos de Comunicacao SA:
sponsored ADR	167,000	1,359,380
(PN) (a)	4,119,400	33,754,612
OGX Petroleo e Gas Participacoes SA	95,200	40,004,503
Petroleo Brasileiro SA - Petrobras:
(ON)	388,200	6,541,151
(PN) (non-vtg.)	5,890,360	79,778,899
(PN) sponsored ADR (non-vtg.)	8,238,500	222,274,729
sponsored ADR	5,916,620	198,620,933
Profarma Distribuidora de Produtos Farmaceuticos SA	1,144,400	3,846,151
Redecard SA	2,644,000	33,307,666
Souza Cruz Industria Comerico	538,200	11,468,081
Tegma Gestao Logistica	1,967,200	5,945,811
Tele Norte Leste Participacoes SA:
(ON)	667,700	12,603,240
sponsored ADR (non-vtg.)	2,060,000	32,033,000
Terna Participacoes SA unit	1,225,300	20,674,259
Tractebel Energia SA	1,884,100	15,541,811

	Shares	Value
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
(ON)	505,875	$ 6,969,530
(PN-A) (non-vtg.)	2,248,350	33,381,616
Vivo Participacoes SA:
(PN)	138,586	2,230,608
sponsored ADR	4,167,900	66,519,684
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	838,947
sponsored ADR (non-vtg.)	2,249,650	19,661,941
TOTAL BRAZIL		1,693,021,222
Canada - 0.8%
Jaguar Mining, Inc. (a)	323,900	1,908,248
Yamana Gold, Inc.	2,214,500	17,370,811
TOTAL CANADA		19,279,059
Chile - 2.7%
Banco Santander Chile sponsored ADR	423,275	14,988,168
CAP SA	1,841,991	29,826,473
Empresa Nacional de Electricidad SA sponsored ADR	347,200	13,315,120
Vina Concha y Toro SA	742,014	1,230,844
Vina Concha y Toro SA sponsored ADR	313,250	10,352,913
TOTAL CHILE		69,713,518
Luxembourg - 0.3%
Millicom International Cellular SA	189,250	9,171,055
Mexico - 15.4%
America Movil SAB de CV Series L sponsored ADR	5,567,295	182,885,641
Empresas ICA Sociedad Controladora SA de CV (a)	6,346,000	11,510,184
Fomento Economico Mexicano SAB de CV sponsored ADR	1,722,995	48,777,988
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	942,000	19,367,520
Grupo Mexico SA de CV Series B	35,342,708	27,776,494
Grupo Televisa SA de CV (CPO) sponsored ADR	2,673,000	41,378,040
Wal-Mart de Mexico SA de CV Series V (d)	20,844,716	56,847,166
TOTAL MEXICO		388,543,033
Panama - 0.5%
Copa Holdings SA Class A	392,300	12,023,995
Peru - 1.9%
Compania de Minas Buenaventura SA sponsored ADR	2,235,952	47,312,744
Portugal - 0.4%
Galp Energia SGPS SA Class B	736,700	9,766,877
Common Stocks - continued
	Shares	Value
United Kingdom - 0.4%
Fresnillo PLC	1,252,278	$ 9,833,171
TOTAL COMMON STOCKS (Cost $1,870,971,448)		2,288,478,479
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.53% (b)	199,778,833	199,778,833
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	18,985,850	18,985,850
TOTAL MONEY MARKET FUNDS (Cost $218,764,683)		218,764,683
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,089,736,131)		2,507,243,162
NET OTHER ASSETS - 0.6%		16,036,638
NET ASSETS - 100%		$ 2,523,279,800
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 335,401
Fidelity Securities Lending Cash Central Fund	311,128
Total	$ 646,529
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,507,243,162	$ 2,486,980,563	$ 20,262,599	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $156,435,569 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,395,982) - See accompanying schedule: Unaffiliated issuers (cost $1,870,971,448)	$ 2,288,478,479
Fidelity Central Funds (cost $218,764,683)	218,764,683
Total Investments (cost $2,089,736,131)		$ 2,507,243,162
Foreign currency held at value (cost $204,105)		205,834
Receivable for investments sold		7,531,265
Receivable for fund shares sold		7,634,045
Dividends receivable		32,169,059
Interest receivable		226
Distributions receivable from Fidelity Central Funds		96,369
Prepaid expenses		19,684
Other receivables		38,041
Total assets		2,554,937,685

Liabilities
Payable for investments purchased	$ 7,981,445
Payable for fund shares redeemed	2,453,230
Accrued management fee	1,438,487
Other affiliated payables	673,053
Other payables and accrued expenses	125,820
Collateral on securities loaned, at value	18,985,850
Total liabilities		31,657,885

Net Assets		$ 2,523,279,800
Net Assets consist of:
Paid in capital		$ 2,795,619,062
Undistributed net investment income		18,662,310
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(708,600,361)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		417,598,789
Net Assets, for 77,040,755 shares outstanding		$ 2,523,279,800
Net Asset Value, offering price and redemption price per share ($2,523,279,800 ÷ 77,040,755 shares)		$ 32.75

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 48,094,699
Interest		45,876
Income from Fidelity Central Funds (including $311,128 from security lending)		646,529
		48,787,104
Less foreign taxes withheld		(3,842,045)
Total income		44,945,059

Expenses
Management fee	$ 7,608,681
Transfer agent fees	3,127,822
Accounting and security lending fees	477,362
Custodian fees and expenses	296,224
Independent trustees' compensation	7,688
Registration fees	36,771
Audit	38,500
Legal	7,022
Miscellaneous	22,414
Total expenses before reductions	11,622,484
Expense reductions	(900)	11,621,584
Net investment income (loss)		33,323,475
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(521,863,846)
Foreign currency transactions	(642,612)
Total net realized gain (loss)		(522,506,458)
Change in net unrealized appreciation (depreciation) on: Investment securities	811,157,315
Assets and liabilities in foreign currencies	676,355
Total change in net unrealized appreciation (depreciation)		811,833,670
Net gain (loss)		289,327,212
Net increase (decrease) in net assets resulting from operations		$ 322,650,687

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,323,475	$ 77,374,029
Net realized gain (loss)	(522,506,458)	(150,891,457)
Change in net unrealized appreciation (depreciation)	811,833,670	(3,432,385,144)
Net increase (decrease) in net assets resulting from operations	322,650,687	(3,505,902,572)
Distributions to shareholders from net investment income	(34,726,067)	(58,822,488)
Distributions to shareholders from net realized gain	-	(155,654,931)
Total distributions	(34,726,067)	(214,477,419)
Share transactions Proceeds from sales of shares	336,677,899	2,650,547,667
Reinvestment of distributions	33,594,840	207,556,726
Cost of shares redeemed	(361,054,253)	(3,137,930,206)
Net increase (decrease) in net assets resulting from share transactions	9,218,486	(279,825,813)
Redemption fees	530,310	6,121,898
Total increase (decrease) in net assets	297,673,416	(3,994,083,906)

Net Assets
Beginning of period	2,225,606,384	6,219,690,290
End of period (including undistributed net investment income of $18,662,310 and undistributed net investment income of $53,341,043, respectively)	$ 2,523,279,800	$ 2,225,606,384
Other Information Shares
Sold	11,526,864	43,462,745
Issued in reinvestment of distributions	1,344,638	3,206,995
Redeemed	(13,408,823)	(60,698,857)
Net increase (decrease)	(537,321)	(14,029,117)

Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 28.69	$ 67.90	$ 41.13	$ 29.40	$ 18.10	$ 13.38
Income from Investment Operations
Net investment income (loss) D	.44	.83	.68	.82	.57	.40
Net realized and unrealized gain (loss)	4.07	(37.74)	27.43	11.68	10.98	4.53
Total from investment operations	4.51	(36.91)	28.11	12.50	11.55	4.93
Distributions from net investment income	(.46)	(.65)	(.61)	(.46)	(.30)	(.23)
Distributions from net realized gain	-	(1.72)	(.77)	(.38)	-	-
Total distributions	(.46)	(2.37)	(1.38)	(.84)	(.30)	(.23)
Redemption fees added to paid in capital D	.01	.07	.04	.07	.05	.02
Net asset value, end of period	$ 32.75	$ 28.69	$ 67.90	$ 41.13	$ 29.40	$ 18.10
Total Return B,C	16.26%	(56.20)%	70.35%	43.57%	64.94%	37.47%
Ratios to Average Net Assets E,G
Expenses before reductions	1.10% A	1.02%	1.00%	1.05%	1.10%	1.19%
Expenses net of fee waivers, if any	1.10% A	1.02%	1.00%	1.05%	1.10%	1.19%
Expenses net of all reductions	1.10% A	1.00%	.98%	1.02%	1.04%	1.16%
Net investment income (loss)	3.14% A	1.41%	1.33%	2.23%	2.38%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,523,280	$ 2,225,606	$ 6,219,690	$ 3,122,473	$ 1,384,083	$ 357,335
Portfolio turnover rate F	47% A	51%	52%	60%	40%	25%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Sweden	37.4%
Finland	25.6%
Denmark	16.1%
Norway	15.9%
Bermuda	2.9%
United States of America	2.0%
Iceland	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Sweden	50.0%
Denmark	17.1%
Finland	13.0%
Norway	10.8%
United Kingdom	5.4%
United States of America	3.6%
Iceland	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	96.4
Short-Term Investments and Net Other Assets	2.0	3.6
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nokia Corp. (Finland, Communications Equipment)	13.3	8.8
Novo Nordisk AS Series B (Denmark, Pharmaceuticals)	7.6	9.3
H&M Hennes & Mauritz AB (B Shares) (Sweden, Specialty Retail)	5.5	5.1
StatoilHydro ASA (Norway, Oil, Gas & Consumable Fuels)	5.2	4.2
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	4.3	2.6
DnB Nor ASA (Norway, Commercial Banks)	4.0	0.0
Vestas Wind Systems AS (Denmark, Electrical Equipment)	3.9	2.1
Sampo Oyj (A Shares) (Finland, Insurance)	3.8	0.0
TeliaSonera AB (Sweden, Diversified Telecommunication Services)	3.0	2.3
Fortum Oyj (Finland, Electric Utilities)	2.7	1.2
	53.3
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.3
Information Technology	17.6	11.9
Industrials	17.3	12.8
Health Care	10.5	23.4
Energy	8.2	4.2
Materials	7.5	2.4
Consumer Discretionary	6.9	11.2
Telecommunication Services	5.5	9.6
Consumer Staples	3.8	1.4
Utilities	2.7	1.2

Semiannual Report

Nordic

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Bermuda - 2.9%
Golden Ocean Group Ltd. (d)	1,065,400	$ 803,843
Seadrill Ltd.	625,900	6,679,069
TOTAL BERMUDA		7,482,912
Denmark - 16.1%
A.P. Moller - Maersk AS Series A	513	2,930,373
Carlsberg AS Series B	42,100	2,024,048
Coloplast AS Series B	19,100	1,303,850
Danske Bank AS (a)	240,500	2,637,703
Novo Nordisk AS Series B	405,290	19,283,019
Sydbank AS (a)	179,200	3,010,332
Vestas Wind Systems AS (a)(e)	150,000	9,897,517
William Demant Holding AS (a)	1,850	87,489
TOTAL DENMARK		41,174,331
Finland - 25.6%
Fortum Oyj	345,500	6,966,962
Kesko Oyj (d)	41,900	1,089,235
Kone Oyj (B Shares)	154,660	4,223,616
Neste Oil Oyj (d)	83,400	1,078,517
Nokia Corp.	2,396,850	34,034,539
Nokian Tyres PLC	38,291	604,533
Outokumpu Oyj (A Shares)	163,000	2,427,678
Sampo Oyj (A Shares)	512,600	9,559,852
Stora Enso Oyj (R Shares)	540,300	3,083,142
UPM-Kymmene Corp.	253,700	2,269,730
TOTAL FINLAND		65,337,804
Iceland - 0.1%
Ossur hf (a)	441,370	160,976
Norway - 15.9%
DnB Nor ASA	1,656,100	10,306,412
Norsk Hydro ASA	755,200	3,329,391
Orkla ASA (A Shares)	623,000	4,459,442
StatoilHydro ASA	705,196	13,141,086
Storebrand ASA (A Shares)	795,400	2,885,498
Telenor ASA	669,900	4,165,541
Yara International ASA	81,050	2,171,865
TOTAL NORWAY		40,459,235
Sweden - 37.4%
Assa Abloy AB (B Shares)	104,200	1,226,557
Atlas Copco AB (A Shares)	467,600	4,346,201
Electrolux AB (B Shares)	268,700	3,027,126
Elekta AB (B Shares) (d)	495,100	5,710,851
H&M Hennes & Mauritz AB (B Shares)	315,840	14,058,797
Intrum Justitia AB	162,000	1,407,618
Investor AB (B Shares)	441,800	6,381,852
Meda AB (A Shares)	20,351	135,545
Nordea Bank AB	384,900	2,862,539
Sandvik AB	414,500	2,721,774
Scania AB (B Shares)	265,100	2,810,418

	Shares	Value
Securitas AB (B Shares)	361,600	$ 2,995,662
Skandinaviska Enskilda Banken AB (A Shares)	664,600	2,579,626
SKF AB (B Shares)	558,900	6,127,592
SSAB Svenskt Stal AB:
(A Shares) (d)	282,800	2,693,542
(B Shares)	53,400	478,806
Svenska Cellulosa AB (SCA) (B Shares)	241,200	2,325,216
Svenska Handelsbanken AB (A Shares)	341,100	5,941,127
Swedish Match Co. (d)	473,800	6,760,058
TELE2 AB (B Shares)	248,650	2,343,213
Telefonaktiebolaget LM Ericsson (B Shares)	1,279,000	10,861,875
TeliaSonera AB (d)	1,610,000	7,552,797
TOTAL SWEDEN		95,348,792
TOTAL COMMON STOCKS (Cost $265,617,731)		249,964,050
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.53% (b)	2,553,221	2,553,221
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	17,324,401	17,324,401
TOTAL MONEY MARKET FUNDS (Cost $19,877,622)		19,877,622
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $5,000)	$ 5,000	5,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $285,500,353)		269,846,672
NET OTHER ASSETS - (5.8)%		(14,879,455)
NET ASSETS - 100%		$ 254,967,217
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,897,517 or 3.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Vestas Wind Systems AS	4/29/09	$ 8,617,930
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 887
Barclays Capital, Inc.	142
Credit Suisse Securities (USA) LLC	184
Deutsche Bank Securities, Inc.	1,872
HSBC Securities (USA), Inc.	1,419
Mizuho Securities USA, Inc.	142
Societe Generale, New York Branch	354
$ 5,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,718
Fidelity Securities Lending Cash Central Fund	627,253
Total	$ 651,971
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 269,846,672	$ 29,775,139	$ 239,910,557	$ 160,976
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(166,249)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	327,225
Ending Balance	$ 160,976

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $90,962,421 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,072,704 and repurchase agreements of $5,000) - See accompanying schedule: Unaffiliated issuers (cost $265,622,731)	$ 249,969,050
Fidelity Central Funds (cost $19,877,622)	19,877,622
Total Investments (cost $285,500,353)		$ 269,846,672
Cash		209
Receivable for investments sold		18,195,724
Receivable for fund shares sold		227,635
Dividends receivable		2,443,076
Distributions receivable from Fidelity Central Funds		410,898
Prepaid expenses		2,481
Other receivables		13,466
Total assets		291,140,161

Liabilities
Payable for investments purchased	$ 18,367,404
Payable for fund shares redeemed	233,278
Accrued management fee	143,485
Other affiliated payables	71,175
Other payables and accrued expenses	33,201
Collateral on securities loaned, at value	17,324,401
Total liabilities		36,172,944

Net Assets		$ 254,967,217
Net Assets consist of:
Paid in capital		$ 520,398,721
Undistributed net investment income		4,633,401
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(254,488,635)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(15,576,270)
Net Assets, for 13,146,219 shares outstanding		$ 254,967,217
Net Asset Value, offering price and redemption price per share ($254,967,217 ÷ 13,146,219 shares)		$ 19.39

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 6,378,298
Income from Fidelity Central Funds (including $627,253 from security lending)		651,971
		7,030,269
Less foreign taxes withheld		(928,203)
Total income		6,102,066

Expenses
Management fee	$ 874,700
Transfer agent fees	340,417
Accounting and security lending fees	64,979
Custodian fees and expenses	50,906
Independent trustees' compensation	994
Registration fees	16,257
Audit	28,717
Legal	885
Interest	1,244
Miscellaneous	3,059
Total expenses before reductions	1,382,158
Expense reductions	(41,607)	1,340,551
Net investment income (loss)		4,761,515
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(157,315,946)
Foreign currency transactions	(369,229)
Total net realized gain (loss)		(157,685,175)
Change in net unrealized appreciation (depreciation) on: Investment securities	146,079,269
Assets and liabilities in foreign currencies	135,731
Total change in net unrealized appreciation (depreciation)		146,215,000
Net gain (loss)		(11,470,175)
Net increase (decrease) in net assets resulting from operations		$ (6,708,660)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,761,515	$ 14,904,039
Net realized gain (loss)	(157,685,175)	(96,010,239)
Change in net unrealized appreciation (depreciation)	146,215,000	(396,396,455)
Net increase (decrease) in net assets resulting from operations	(6,708,660)	(477,502,655)
Distributions to shareholders from net investment income	(14,502,155)	(32,286,083)
Distributions to shareholders from net realized gain	-	(42,550,440)
Total distributions	(14,502,155)	(74,836,523)
Share transactions Proceeds from sales of shares	19,617,057	227,446,380
Reinvestment of distributions	13,861,510	72,112,684
Cost of shares redeemed	(47,722,952)	(455,024,025)
Net increase (decrease) in net assets resulting from share transactions	(14,244,385)	(155,464,961)
Redemption fees	21,699	478,907
Total increase (decrease) in net assets	(35,433,501)	(707,325,232)

Net Assets
Beginning of period	290,400,718	997,725,950
End of period (including undistributed net investment income of $4,633,401 and undistributed net investment income of $14,374,041, respectively)	$ 254,967,217	$ 290,400,718
Other Information Shares
Sold	1,096,813	5,322,842
Issued in reinvestment of distributions	825,090	1,552,480
Redeemed	(2,772,530)	(11,772,960)
Net increase (decrease)	(850,627)	(4,897,638)

Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 20.75	$ 52.81	$ 36.58	$ 30.92	$ 24.44	$ 19.49
Income from Investment Operations
Net investment income (loss) D	.35	.85	2.39 G	.50	.55	.26
Net realized and unrealized gain (loss)	(.65)	(28.93)	14.60	7.94	6.12	4.80
Total from investment operations	(.30)	(28.08)	16.99	8.44	6.67	5.06
Distributions from net investment income	(1.06)	(1.73)	(.29)	(.35)	(.22)	(.15)
Distributions from net realized gain	-	(2.28)	(.51)	(2.49)	-	-
Total distributions	(1.06)	(4.01)	(.80)	(2.84)	(.22)	(.15)
Redemption fees added to paid in capital D	- I	.03	.04	.06	.03	.04
Net asset value, end of period	$ 19.39	$ 20.75	$ 52.81	$ 36.58	$ 30.92	$ 24.44
Total Return B,C	(.66)%	(57.32)%	47.38%	29.68%	27.56%	26.31%
Ratios to Average Net Assets E,H
Expenses before reductions	1.14% A	1.09%	1.06%	1.14%	1.17%	1.28%
Expenses net of fee waivers, if any	1.14% A	1.09%	1.06%	1.14%	1.17%	1.28%
Expenses net of all reductions	1.10% A	1.07%	1.03%	1.10%	1.13%	1.24%
Net investment income (loss)	3.91% A	2.10%	5.37% G	1.49%	1.89%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 254,967	$ 290,401	$ 997,726	$ 348,482	$ 188,011	$ 116,493
Portfolio turnover rate F	141% A	72%	62%	67%	76%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $1.62 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.72%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan	36.7%
Australia	11.0%
Korea (South)	8.4%
China	8.0%
Cayman Islands	5.7%
Singapore	5.5%
Taiwan	4.5%
Hong Kong	4.3%
India	3.8%
Other	12.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan	35.3%
Australia	11.1%
Korea (South)	8.3%
China	6.6%
Singapore	6.6%
Hong Kong	4.8%
Cayman Islands	4.5%
India	3.8%
Taiwan	3.4%
Other	15.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	98.0
Short-Term Investments and Net Other Assets	1.5	2.0
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Softbank Corp. (Japan, Wireless Telecommunication Services)	3.0	0.4
Origin Energy Ltd. (Australia, Oil, Gas & Consumable Fuels)	2.6	0.6
Mitsui Sumitomo Insurance Group Holdings, Inc. (Japan, Insurance)	2.4	0.8
Promise Co. Ltd. (Japan, Consumer Finance)	2.2	1.0
ORIX Corp. (Japan, Consumer Finance)	2.0	0.8
Ping An Insurance (Group) Co. of China, Ltd. (H Shares) (China, Insurance)	2.0	0.5
Oil Search Ltd. (Papua New Guinea, Oil, Gas & Consumable Fuels)	2.0	1.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.8	1.8
NHN Corp. (Korea (South), Internet Software & Services)	1.7	2.2
Digital Garage, Inc. (Japan, IT Services)	1.7	1.4
	21.4
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.3	19.6
Financials	19.9	13.6
Industrials	17.4	21.9
Consumer Discretionary	15.1	19.7
Materials	7.6	7.8
Energy	5.9	4.3
Consumer Staples	4.7	5.0
Telecommunication Services	3.0	1.9
Utilities	1.8	0.8
Health Care	1.8	3.4

Semiannual Report

Pacific Basin

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 11.0%
Austal Ltd.	1,302,734	$ 2,462,767
BHP Billiton Ltd.	118,000	2,851,968
Brambles Ltd.	387,251	1,666,896
Energy Resources of Australia Ltd.	87,971	1,336,842
Incitec Pivot Ltd.	2,452,975	3,763,308
Iress Market Technology Ltd.	450,437	1,955,251
Macquarie Airports unit	4,560,631	6,002,023
Navitas Ltd.	1,539,768	2,563,805
Origin Energy Ltd.	874,039	10,352,519
Rio Tinto Ltd.	73,313	3,434,498
Seek Ltd. (d)	1,044,086	2,497,620
United Group Ltd.	283,252	1,977,144
Wesfarmers Ltd.	201,543	3,317,709
TOTAL AUSTRALIA		44,182,350
Bermuda - 2.9%
Huabao International Holdings Ltd.	5,530,000	3,908,897
Mingyuan Medicare Development Co. Ltd.	17,200,000	1,253,563
Noble Group Ltd.	4,254,400	3,735,711
Paradise Entertainment Ltd. (a)	102,582,000	421,167
Peace Mark Holdings Ltd. (a)	18,955,750	24
Ports Design Ltd.	927,000	1,407,708
TPV Technology Ltd.	2,864,000	946,035
TOTAL BERMUDA		11,673,105
Cayman Islands - 5.7%
China Dongxiang Group Co. Ltd.	4,139,000	2,010,081
Ctrip.com International Ltd. sponsored ADR (d)	44,900	1,388,308
Kingboard Chemical Holdings Ltd.	1,632,900	3,958,368
Kingdee International Software Group Co. Ltd.	25,848,928	4,389,061
Perfect World Co. Ltd. sponsored ADR Class B (a)	205,275	3,727,794
Regent Pacific Group Ltd. (a)	34,954,000	612,493
SinoCom Software Group Ltd.	15,226,000	1,585,053
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	198,800	2,968,084
Want Want China Holdings Ltd.	2,992,000	1,491,896
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	133,600	770,872
TOTAL CAYMAN ISLANDS		22,902,010
China - 8.0%
51job, Inc. sponsored ADR (a)	173,800	1,392,138
AMVIG Holdings Ltd.	5,996,000	3,731,370
China Resources Land Ltd.	2,802,000	5,011,279
China Yurun Food Group Ltd.	1,262,000	1,494,662
Global Bio-Chem Technology Group Co. Ltd.	10,192,000	1,383,635
Li Ning Co. Ltd.	910,500	1,863,303

	Shares	Value
Lianhua Supermarket Holdings Co. (H Shares)	1,020,000	$ 1,209,013
Minth Group Ltd.	1,784,000	1,098,385
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,318,500	8,145,032
Royale Furniture Holdings Ltd.	12,247,962	519,591
Tencent Holdings Ltd.	343,600	3,036,948
Yantai Changyu Pioneer Wine Co. (B Shares)	342,000	1,494,641
Zhejiang Expressway Co. Ltd. (H Shares)	2,196,000	1,872,982
TOTAL CHINA		32,252,979
Hong Kong - 4.3%
China State Construction International Holdings Ltd.	15,786,752	3,808,819
Galaxy Entertainment Group Ltd. (a)	7,594,000	1,822,075
Hang Lung Properties Ltd.	900,000	2,527,828
PYI Corp. Ltd. (a)	9,494,539	539,041
PYI Corp. Ltd. warrants 9/25/09 (a)	1,582,423	4,492
REXCAPITAL Financial Holdings Ltd. (a)	48,686,967	2,831,598
Shun Tak Holdings Ltd.	4,500,000	1,985,783
Sino-Ocean Land Holdings Ltd.	3,005,500	2,208,604
Tian An China Investments Co. Ltd.	4,527,800	1,466,719
Tian An China Investments Co. Ltd. warrants 1/2/10 (a)	396,800	505
TOTAL HONG KONG		17,195,464
India - 3.8%
Educomp Solutions Ltd.	55,242	2,775,926
Financial Technologies India Ltd.	146,363	2,098,723
Geodesic Ltd.	776,765	1,141,176
INFO Edge India Ltd.	109,339	1,168,900
Lupin Ltd.	74,628	1,084,801
Max India Ltd. (a)	397,488	1,141,993
NIIT Ltd.	1,940,580	1,035,419
Rallis India Ltd.	124,438	1,310,101
Rural Electrification Corp. Ltd.	445,489	931,086
Suzlon Energy Ltd.	903,338	1,166,053
United Spirits Ltd.	92,077	1,325,099
TOTAL INDIA		15,179,277
Indonesia - 2.0%
PT Bumi Resources Tbk	14,199,000	1,977,845
PT Ciputra Development Tbk (a)	5,203,000	235,054
PT Perusahaan Gas Negara Tbk Series B	23,836,740	5,833,012
TOTAL INDONESIA		8,045,911
Japan - 36.7%
Ai Holdings Corp.	971,400	2,920,346
Canon Marketing Japan, Inc.	86,900	1,051,063
Chiyoda Corp.	316,000	1,901,242
Credit Saison Co. Ltd.	235,200	2,642,928
Denso Corp.	155,100	3,667,318
Digital Garage, Inc. (d)	9,198	6,811,493
Dydo Drinco, Inc.	48,800	1,295,771
Common Stocks - continued
	Shares	Value
Japan - continued
eAccess Ltd.	2,293	$ 1,502,021
Fujitsu Ltd.	664,000	2,845,275
Goldcrest Co. Ltd.	135,080	3,097,490
H.I.S. Co. Ltd. (d)	87,200	1,376,827
Hamakyorex Co. Ltd. (d)	99,600	1,527,353
Haseko Corp.	2,535,500	1,597,991
Internet Initiative Japan, Inc. (d)	1,790	2,542,373
ISE Chemical Corp. (d)	421,000	1,707,573
Ishihara Sangyo Kaisha Ltd. (a)	1,412,000	1,057,763
Japan Excellent, Inc.	1,026	3,721,520
Japan Retail Fund Investment Corp.	398	1,392,191
Kenedix Realty Investment Corp.	1,689	4,024,113
Leopalace21 Corp.	322,800	2,365,203
Micronics Japan Co. Ltd. (d)	551,400	4,866,416
Mitsubishi Gas Chemical Co., Inc.	444,000	2,075,374
Mitsubishi UFJ Financial Group, Inc.	1,302,700	7,107,858
Mitsui Sumitomo Insurance Group Holdings, Inc.	357,700	9,761,805
New City Residence Investment Corp.	1,766	501,526
Nippon Seiki Co. Ltd.	478,000	4,312,451
Nitta Corp.	319,500	3,672,854
Nittoku Engineering Co. Ltd.	506,900	1,460,846
Nomura Holdings, Inc.	404,700	2,442,803
NTT Urban Development Co.	2,261	1,833,408
ORIX Corp.	175,730	8,232,153
Promise Co. Ltd. (d)	658,700	8,706,106
Rakuten, Inc.	4,330	2,203,424
Sankyo Seiko Co. Ltd.	453,600	702,130
SBI Holdings, Inc.	22,060	2,636,227
Sega Sammy Holdings, Inc.	476,700	4,316,306
SHO-BOND Holdings Co. Ltd.	128,800	2,316,330
Softbank Corp.	759,600	12,019,901
Sony Corp.	125,000	3,248,824
Sparx Group Co. Ltd.	6,784	889,755
Take & Give Needs Co. Ltd. (a)(d)	21,443	1,086,408
THK Co. Ltd.	187,100	2,595,486
Tokyo Ohka Kogyo Co. Ltd.	139,000	2,352,298
Toyoda Gosei Co. Ltd.	271,000	5,331,901
USS Co. Ltd.	36,200	1,640,858
Yamato Kogyo Co. Ltd.	100,500	2,283,333
TOTAL JAPAN		147,644,635
Korea (South) - 8.4%
CDNetworks Co. Ltd. (a)	120,643	796,735
Daewoo International Corp.	97,660	2,307,773
Daou Technology, Inc.	525,300	3,251,272
Duzon Digital Ware Co. Ltd.	205,677	1,161,963
eSang Networks Co. Ltd.	130,755	811,336
Infopia Co. Ltd.	139,124	2,879,367
Jinsung T.E.C. Co. Ltd.	378,322	2,471,823
Kyeryong Construction Industrial Co. Ltd.	76,000	1,644,289
NHN Corp. (a)	56,574	6,883,616
Plantynet Co. Ltd.	320,785	1,395,591

	Shares	Value
Samsung Electronics Co. Ltd.	10,257	$ 4,751,289
SFA Engineering Corp.	56,289	2,224,253
Sodiff Advanced Materials Co. Ltd.	18,719	1,192,275
TK Corp. (a)	73,861	2,040,137
TOTAL KOREA (SOUTH)		33,811,719
Malaysia - 1.4%
IJM Corp. Bhd	1,169,700	1,642,837
IJM Land Bhd warrants 9/11/13 (a)	116,970	12,814
JobStreet Corp. Bhd	6,606,750	2,134,203
Muhibbah Engineering (M) Bhd	3,458,000	1,117,051
Parkson Holdings Bhd	748,213	874,316
TOTAL MALAYSIA		5,781,221
Papua New Guinea - 2.0%
Oil Search Ltd.	2,104,216	7,848,774
Philippines - 1.4%
Aboitiz Equity Ventures, Inc.	4,036,000	478,279
Alliance Global Group, Inc. (a)	42,921,542	1,677,599
DMCI Holdings, Inc.	20,794,500	1,902,200
PNOC Energy Development Corp.	21,054,000	1,575,767
TOTAL PHILIPPINES		5,633,845
Singapore - 5.5%
CSE Global Ltd.	7,480,500	2,122,128
GigaMedia Ltd. (a)	252,500	1,679,125
Goodpack Ltd.	11,983,000	6,596,518
Goodpack Ltd. warrants 7/16/09 (a)	1,143,125	2,324
Midas Holdings Ltd.	8,182,000	2,459,298
Olam International Ltd.	3,832,625	4,582,064
Pertama Holdings Ltd.	10,222,000	1,449,929
Raffles Education Corp. Ltd.	10,850,000	3,187,943
Tat Hong Holdings Ltd. warrants 8/2/13 (a)	125,700	4,670
TOTAL SINGAPORE		22,083,999
Taiwan - 4.5%
104 Corp.	479,000	1,038,751
Apex Biotechnology Corp.	808,000	1,385,106
D-Link Corp.	1,515,883	1,094,353
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,901,081	5,486,584
Powertech Technology, Inc.	1,106,300	2,303,978
Taiwan Semiconductor Manufacturing Co. Ltd.	2,803,000	4,741,705
Tsann Kuen Enterprise Co. Ltd.	2,960,900	2,208,014
TOTAL TAIWAN		18,258,491
Thailand - 0.7%
Asian Property Development PCL (For. Reg.)	10,671,700	1,022,257
Siam Commercial Bank PCL (For. Reg.)	922,152	1,574,597
TOTAL THAILAND		2,596,854
Common Stocks - continued
	Shares	Value
Vietnam - 0.2%
Luks Group (Vietnam Holdings) Co. Ltd.	2,080,000	$ 794,559
TOTAL COMMON STOCKS (Cost $502,431,769)		395,885,193
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 0.53% (b)	4,601,071	4,601,071
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	13,646,907	13,646,907
TOTAL MONEY MARKET FUNDS (Cost $18,247,978)		18,247,978
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $520,679,747)		414,133,171
NET OTHER ASSETS - (3.0)%		(12,065,733)
NET ASSETS - 100%		$ 402,067,438
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,646
Fidelity Securities Lending Cash Central Fund	331,651
Total	$ 359,297
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 414,133,171	$ 159,361,266	$ 254,270,355	$ 501,550
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 926,002
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	720,476
Cost of Purchases	654,645
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(1,799,573)
Ending Balance	$ 501,550

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $161,686 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,146,293) - See accompanying schedule: Unaffiliated issuers (cost $502,431,769)	$ 395,885,193
Fidelity Central Funds (cost $18,247,978)	18,247,978
Total Investments (cost $520,679,747)		$ 414,133,171
Foreign currency held at value (cost $23,169)		23,394
Receivable for investments sold		2,923,849
Receivable for fund shares sold		354,226
Dividends receivable		1,351,264
Distributions receivable from Fidelity Central Funds		64,494
Prepaid expenses		3,238
Other receivables		93,667
Total assets		418,947,303

Liabilities
Payable for investments purchased	$ 2,796,101
Payable for fund shares redeemed	171,586
Accrued management fee	101,293
Other affiliated payables	110,027
Other payables and accrued expenses	53,951
Collateral on securities loaned, at value	13,646,907
Total liabilities		16,879,865

Net Assets		$ 402,067,438
Net Assets consist of:
Paid in capital		$ 652,016,104
Undistributed net investment income		1,533,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(144,914,009)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(106,567,767)
Net Assets, for 28,774,542 shares outstanding		$ 402,067,438
Net Asset Value, offering price and redemption price per share ($402,067,438 ÷ 28,774,542 shares)		$ 13.97

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 4,616,699
Interest		32
Income from Fidelity Central Funds (including $331,651 from security lending)		359,297
		4,976,028
Less foreign taxes withheld		(242,910)
Total income		4,733,118

Expenses
Management fee Basic fee	$ 1,294,062
Performance adjustment	(924,632)
Transfer agent fees	519,845
Accounting and security lending fees	95,687
Custodian fees and expenses	121,250
Independent trustees' compensation	1,162
Registration fees	18,012
Audit	52,378
Legal	1,176
Miscellaneous	4,221
Total expenses before reductions	1,183,161
Expense reductions	(85,128)	1,098,033
Net investment income (loss)		3,635,085
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(135,344,235)
Foreign currency transactions	(53,582)
Total net realized gain (loss)		(135,397,817)
Change in net unrealized appreciation (depreciation) on: Investment securities	164,634,163
Assets and liabilities in foreign currencies	(102,919)
Total change in net unrealized appreciation (depreciation)		164,531,244
Net gain (loss)		29,133,427
Net increase (decrease) in net assets resulting from operations		$ 32,768,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,635,085	$ 7,763,363
Net realized gain (loss)	(135,397,817)	(6,703,947)
Change in net unrealized appreciation (depreciation)	164,531,244	(697,749,347)
Net increase (decrease) in net assets resulting from operations	32,768,512	(696,689,931)
Distributions to shareholders from net investment income	(2,101,108)	(7,436,752)
Distributions to shareholders from net realized gain	-	(131,157,223)
Total distributions	(2,101,108)	(138,593,975)
Share transactions Proceeds from sales of shares	24,721,916	164,409,234
Reinvestment of distributions	1,925,373	127,229,315
Cost of shares redeemed	(47,668,256)	(330,830,316)
Net increase (decrease) in net assets resulting from share transactions	(21,020,967)	(39,191,767)
Redemption fees	27,800	355,373
Total increase (decrease) in net assets	9,674,237	(874,120,300)

Net Assets
Beginning of period	392,393,201	1,266,513,501
End of period (including undistributed net investment income of $1,533,110 and undistributed net investment income of $197,805, respectively)	$ 402,067,438	$ 392,393,201
Other Information Shares
Sold	1,982,389	6,162,028
Issued in reinvestment of distributions	166,843	4,129,481
Redeemed	(3,941,047)	(13,662,317)
Net increase (decrease)	(1,791,815)	(3,370,808)

Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 37.32	$ 27.36	$ 22.42	$ 17.91	$ 17.06
Income from Investment Operations
Net investment income (loss) E	.12	.22	.22	.16	.22 H	.07
Net realized and unrealized gain (loss)	1.08	(20.61)	12.16	5.26	4.49	.92
Total from investment operations	1.20	(20.39)	12.38	5.42	4.71	.99
Distributions from net investment income	(.07)	(.22)	(.16)	(.18)	(.08)	(.16)
Distributions from net realized gain	-	(3.88)	(2.27)	(.32)	(.13)	-
Total distributions	(.07)	(4.10)	(2.43)	(.50)	(.21)	(.16)
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	.02
Net asset value, end of period	$ 13.97	$ 12.84	$ 37.32	$ 27.36	$ 22.42	$ 17.91
Total Return B,C,D	9.46%	(61.02)%	48.86%	24.55%	26.62%	5.98%
Ratios to Average Net Assets F,I
Expenses before reductions	.66% A	1.22%	1.19%	1.14%	1.10%	1.20%
Expenses net of fee waivers, if any	.66% A	1.22%	1.19%	1.14%	1.10%	1.20%
Expenses net of all reductions	.61% A	1.17%	1.13%	1.08%	1.05%	1.19%
Net investment income (loss)	2.02% A	.89%	.71%	.60%	1.09% H	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 402,067	$ 392,393	$ 1,266,514	$ 972,805	$ 648,850	$ 445,127
Portfolio turnover rate G	100% A	73%	91%	75%	78%	145%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .84%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Hong Kong	22.8%
Korea (South)	18.9%
China	16.6%
Taiwan	15.1%
Singapore	6.5%
Thailand	5.8%
United States of America	5.1%
Malaysia	3.4%
Australia	2.7%
Other	3.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Hong Kong	22.3%
China	17.6%
Korea (South)	16.2%
Taiwan	15.0%
United States of America	8.4%
Thailand	6.9%
Singapore	4.8%
Cayman Islands	2.9%
Australia	2.6%
Other	3.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	94.9	91.6
Short-Term Investments and Net Other Assets	5.1	8.4
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	3.7	6.0
NHN Corp. (Korea (South), Internet Software & Services)	3.4	3.0
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	3.4	2.8
Hong Kong Electric Holdings Ltd. (Hong Kong, Electric Utilities)	3.3	4.6
Hutchison Whampoa Ltd. (Hong Kong, Industrial Conglomerates)	3.3	3.1
SK Telecom Co. Ltd. (Korea (South), Wireless Telecommunication Services)	3.2	2.8
Yuanta Financial Holding Co. Ltd. (Taiwan, Diversified Financial Services)	2.7	1.6
KT&G Corp. (Korea (South), Tobacco)	2.6	2.7
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.6	2.2
China Telecom Corp. Ltd. (H Shares) (China, Diversified Telecommunication Services)	2.4	2.5
	30.6
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	23.0
Telecommunication Services	20.4	27.4
Industrials	10.4	7.6
Consumer Staples	10.0	3.8
Information Technology	8.2	3.9
Utilities	6.1	8.4
Energy	6.0	8.0
Consumer Discretionary	4.2	6.6
Materials	3.6	2.2
Health Care	1.2	0.7

Semiannual Report

Southeast Asia

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 2.7%
Atlas Iron Ltd. (a)	1,499,533	$ 1,428,307
Newcrest Mining Ltd.	471,763	10,269,985
OneSteel Ltd.	1,221,990	1,981,375
Rio Tinto Ltd.	100,815	4,722,886
Western Areas NL (a)	67,711	207,762
Woolworths Ltd.	1,177,372	22,874,115
TOTAL AUSTRALIA		41,484,430
Bermuda - 1.5%
Cheung Kong Infrastructure Holdings Ltd.	1,356,000	5,230,807
Huabao International Holdings Ltd.	23,905,000	16,897,322
TOTAL BERMUDA		22,128,129
Canada - 0.5%
Equinox Minerals Ltd. unit (a)	4,292,901	7,366,429
Cayman Islands - 0.2%
Ju Teng International Holdings Ltd.	5,681,000	2,460,710
China - 16.6%
AMVIG Holdings Ltd.	886,000	551,367
Bank of China (H Shares)	46,134,000	17,105,356
China Communications Services Corp. Ltd. (H Shares)	13,572,000	7,967,521
China Life Insurance Co. Ltd. (H Shares)	14,511,000	50,961,388
China Petroleum & Chemical Corp. (H Shares)	34,340,000	26,690,542
China Railway Construction Corp. Ltd. (H Shares) (a)	1,977,000	2,731,762
China Telecom Corp. Ltd. (H Shares)	72,706,000	35,790,773
Dongfang Electric Corp. Ltd.	785,400	2,048,690
Huaneng Power International, Inc. (H Shares)	16,274,000	11,091,007
Industrial & Commercial Bank of China Ltd.	35,476,000	20,181,662
Jiangsu Expressway Co. Ltd. (H Shares)	49,654,000	35,063,167
Parkson Retail Group Ltd.	121,000	151,960
PetroChina Co. Ltd. (H Shares)	40,348,000	35,166,069
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	649,500	4,012,286
Zijin Mining Group Co. Ltd. (H Shares)	4,352,000	3,333,228
TOTAL CHINA		252,846,778
Hong Kong - 21.4%
Beijing Enterprises Holdings Ltd.	2,486,000	10,928,438
BOC Hong Kong Holdings Ltd.	1,433,000	2,023,943
BYD Electronic International Co. Ltd.	2,793,500	1,417,904
Cheung Kong Holdings Ltd.	2,990,000	30,843,638
China Merchants Holdings International Co. Ltd.	316,000	743,316
China Mobile (Hong Kong) Ltd.	4,512,300	38,964,756
China Resources Power Holdings Co. Ltd.	2,476,000	5,548,380
China Unicom (Hong Kong) Ltd.	21,592,000	25,022,609
CLP Holdings Ltd.	3,037,500	20,497,991

	Shares	Value
CNOOC Ltd.	17,500,000	$ 19,535,586
Hang Lung Properties Ltd.	381,000	1,070,114
Hang Seng Bank Ltd.	721,200	7,993,576
Hong Kong Electric Holdings Ltd.	8,559,500	50,530,981
Hong Kong Exchange & Clearing Ltd.	293,200	3,377,189
Hutchison Whampoa Ltd.	8,408,000	49,522,833
Li & Fung Ltd.	2,018,000	5,669,396
PCCW Ltd.	70,937,000	32,043,848
Sa Sa International Holdings Ltd.	24,530,000	8,530,353
Shun Tak Holdings Ltd.	3,894,000	1,718,364
Sun Hung Kai Properties Ltd.	863,000	8,921,483
TOTAL HONG KONG		324,904,698
Indonesia - 0.0%
PT Jakarta International Hotel & Development Tbk (a)	30,891,000	697,776
Korea (South) - 18.8%
Hanmi Pharm Co. Ltd.	110,231	11,816,631
Hyundai Mobis	123,053	9,455,251
Korean Reinsurance Co.	445,840	4,133,964
KT&G Corp.	705,479	38,972,490
LG Electronics, Inc.	15,118	1,253,919
LG Household & Health Care Ltd.	207,202	28,615,940
MegaStudy Co. Ltd.	44,107	7,489,220
MSCI Daily TR Net Emerging Markets Korea Local warrants (UBS Warrant Programme) 9/10/10 (a)	19,465,516	5,121,011
NHN Corp. (a)	423,751	51,559,713
POSCO	1,859	577,483
Samsung C&T Corp.	262,770	9,108,542
Samsung Fire & Marine Insurance Co. Ltd.	220,964	30,257,214
Samsung Securities Co. Ltd.	128,299	6,615,734
Shinhan Financial Group Co. Ltd.	417,282	10,363,941
Shinsegae Co. Ltd.	45,413	16,221,475
SK Telecom Co. Ltd.	342,211	49,135,954
Yuhan Corp.	37,803	5,856,806
TOTAL KOREA (SOUTH)		286,555,288
Malaysia - 3.4%
British American Tobacco (Malaysia) Bhd	1,886,900	23,586,250
DiGi.com Bhd	769,200	4,818,303
IGB Corp. Bhd	2,825,200	1,428,472
IJM Corp. Bhd	110,800	155,618
KLCC Property Holdings Bhd	6,817,000	6,089,343
Malaysian Resources Corp. Bhd	13,660,900	4,374,558
PLUS Expressways Bhd	8,299,500	7,693,357
Telekom Malaysia Bhd	3,061,100	3,284,663
TOTAL MALAYSIA		51,430,564
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	4,357,637	9,505,314
Singapore - 6.5%
Ascendas Real Estate Investment Trust (A-REIT)	12,362,500	11,189,294
Common Stocks - continued
	Shares	Value
Singapore - continued
CapitaLand Ltd.	439,000	$ 818,399
CapitaMall Trust	17,301,612	14,607,913
City Developments Ltd.	290,000	1,269,301
DBS Group Holdings Ltd.	57,500	368,963
Midas Holdings Ltd.	9,664,000	2,904,748
Olam International Ltd.	8,786,000	10,504,032
Oversea-Chinese Banking Corp. Ltd.	2,316,000	9,198,298
SembCorp Industries Ltd.	2,785,000	5,135,461
Singapore Exchange Ltd.	37,000	156,697
Singapore Technologies Engineering Ltd.	6,042,000	10,488,308
Singapore Telecommunications Ltd.	2,700,000	4,668,693
SMRT Corp. Ltd.	10,766,000	11,271,395
StarHub Ltd.	9,258,000	11,443,526
United Overseas Bank Ltd.	22,000	170,888
Venture Corp. Ltd.	317,000	1,276,136
Wing Tai Holdings Ltd.	4,786,000	2,844,769
TOTAL SINGAPORE		98,316,821
Taiwan - 15.1%
104 Corp. (d)	1,699,000	3,684,421
Ambassador Hotel	7,609,000	8,651,094
Cathay Financial Holding Co. Ltd.	4,494,000	5,027,380
Chunghwa Telecom Co. Ltd.	29,737,158	56,623,780
Far EasTone Telecommunications Co. Ltd.	22,370,000	25,414,418
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,649,000	4,759,069
Huaku Development Co. Ltd.	4,246,500	7,364,677
Hung Poo Real Estate Development Co. Ltd.	4,408,447	4,081,284
Kinsus Interconnect Technology Corp.	1,315,000	2,372,648
Powertech Technology, Inc.	8,099,000	16,866,961
President Chain Store Corp.	4,375,000	10,530,531
Quanta Computer, Inc.	1,430,000	2,128,332
Richtek Technology Corp.	523,000	2,639,814
Siliconware Precision Industries Co. Ltd.	728,000	943,961
Taiwan Fertilizer Co. Ltd.	279,000	640,052
Taiwan Semiconductor Manufacturing Co. Ltd.	20,904,105	35,362,507
Young Fast Optoelectron Co. Ltd.	157,000	1,380,852
Yuanta Financial Holding Co. Ltd.	70,654,000	41,306,406
TOTAL TAIWAN		229,778,187
Thailand - 5.8%
Advanced Info Service PCL (For. Reg.)	6,988,000	15,744,538
Asian Property Development PCL (For. Reg.)	1,853,400	177,540
Big C Supercenter PCL:
unit	6,600,205	7,809,510
(For. Reg.)	5,000	5,916
Land & House PCL (For. Reg.)	1,024,100	118,997

	Shares	Value
Major Cineplex Group PCL (For. Reg.)	49,854,100	$ 9,042,546
PTT Exploration & Production PCL (For. Reg.)	1,898,500	5,568,790
PTT PCL (For. Reg.)	637,200	3,422,117
Quality Houses PCL	230,246,545	7,112,618
Siam City Bank PCL:
NVDR	15,561,500	4,388,180
(For. Reg.)	9,306,500	2,624,335
Siam Commercial Bank PCL (For. Reg.)	18,004,800	30,743,636
Ticon Industrial Connection PCL (For. Reg.)	6,895,500	1,377,732
TOTAL THAILAND		88,136,455
United Kingdom - 0.3%
Astro All Asia Networks PLC	5,698,600	4,081,862
TOTAL COMMON STOCKS (Cost $1,522,323,416)		1,419,693,441
Nonconvertible Preferred Stocks - 0.1%

Korea (South) - 0.1%
Samsung Electronics Co. Ltd. (Cost $1,669,476)	8,661	2,249,964
Investment Companies - 1.0%

Hong Kong - 1.0%
Hang Seng H-Share Index ETF (Cost $13,209,443)	1,331,200	15,427,564
Convertible Bonds - 0.0%
		Principal Amount (c)
Singapore - 0.0%
United Engineers Ltd. 1% 3/3/14 (Cost $330,548)	SGD	506,400	343,757
Government Obligations - 0.1%

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.19% 5/14/09 to 6/4/09 (e) (Cost $1,299,824)		1,300,000	1,299,956
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b) (Cost $57,889,471)	57,889,471	$ 57,889,471
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,596,722,178)		1,496,904,153
NET OTHER ASSETS - 1.6%		23,708,924
NET ASSETS - 100%		$ 1,520,613,077
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
93 Hang Seng Index Contracts (Hong Kong)	May 2009	$ 5,428,165	$ 138,636
The face value of futures purchased as a percentage of net assets - 0.4%
Currency Abbreviation
SGD	-	Singapore dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Affiliated company
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,299,956.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 653,522
Fidelity Securities Lending Cash Central Fund	57,281
Total	$ 710,803
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
104 Corp.	$ 3,267,485	$ 925,719	$ 707,751	$ -	$ 3,684,421
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,496,904,153	$ 632,229,422	$ 864,674,731	$ -
Other Financial Instruments*	$ 138,636	$ 138,636	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 39,436,680
Total Realized Gain (Loss)	(44,264,356)
Total Unrealized Gain (Loss)	46,464,043
Cost of Purchases	5,446,577
Proceeds of Sales	(15,039,096)
Amortization/Accretion	-
Transfer in/out of Level 3	(32,043,848)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,533,198,294)	$ 1,435,330,261
Fidelity Central Funds (cost $57,889,471)	57,889,471
Other affiliated issuers (cost $5,634,413)	3,684,421
Total Investments (cost $1,596,722,178)		$ 1,496,904,153
Foreign currency held at value (cost $8,246,059)		8,326,641
Receivable for investments sold		25,911,021
Receivable for fund shares sold		1,447,293
Dividends receivable		5,786,178
Interest receivable		544
Distributions receivable from Fidelity Central Funds		34,803
Receivable for daily variation on futures contracts		188,395
Prepaid expenses		13,423
Other receivables		580,539
Total assets		1,539,192,990

Liabilities
Payable for investments purchased	$ 15,381,133
Payable for fund shares redeemed	1,696,735
Accrued management fee	952,877
Other affiliated payables	452,439
Other payables and accrued expenses	96,729
Total liabilities		18,579,913

Net Assets		$ 1,520,613,077
Net Assets consist of:
Paid in capital		$ 2,316,885,699
Undistributed net investment income		2,931,560
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(699,670,817)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(99,533,365)
Net Assets, for 77,769,077 shares outstanding		$ 1,520,613,077
Net Asset Value, offering price and redemption price per share ($1,520,613,077 ÷ 77,769,077 shares)		$ 19.55

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 17,438,459
Special Dividends		12,281,415
Interest		1,675
Income from Fidelity Central Funds (including $57,281 from security lending)		710,803
		30,432,352
Less foreign taxes withheld		(1,260,016)
Total income		29,172,336

Expenses
Management fee Basic fee	$ 5,301,522
Performance adjustment	1,988,698
Transfer agent fees	2,259,880
Accounting and security lending fees	332,953
Custodian fees and expenses	328,724
Independent trustees' compensation	5,607
Registration fees	30,968
Audit	46,291
Legal	4,884
Miscellaneous	17,189
Total expenses before reductions	10,316,716
Expense reductions	(602,105)	9,714,611
Net investment income (loss)		19,457,725
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(615,365,852)
Other affiliated issuers	(1,060,895)
Foreign currency transactions	(2,397,180)
Futures contracts	(864,533)
Total net realized gain (loss)		(619,688,460)
Change in net unrealized appreciation (depreciation) on: Investment securities	688,529,476
Assets and liabilities in foreign currencies	226,447
Futures contracts	138,636
Total change in net unrealized appreciation (depreciation)		688,894,559
Net gain (loss)		69,206,099
Net increase (decrease) in net assets resulting from operations		$ 88,663,824

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Southeast Asia Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,457,725	$ 49,720,332
Net realized gain (loss)	(619,688,460)	(49,130,625)
Change in net unrealized appreciation (depreciation)	688,894,559	(3,186,840,853)
Net increase (decrease) in net assets resulting from operations	88,663,824	(3,186,251,146)
Distributions to shareholders from net investment income	(16,525,195)	(35,424,593)
Distributions to shareholders from net realized gain	-	(365,645,497)
Total distributions	(16,525,195)	(401,070,090)
Share transactions Proceeds from sales of shares	119,943,772	1,476,163,760
Reinvestment of distributions	15,822,870	382,538,765
Cost of shares redeemed	(293,117,735)	(2,965,607,006)
Net increase (decrease) in net assets resulting from share transactions	(157,351,093)	(1,106,904,481)
Redemption fees	193,364	5,921,400
Total increase (decrease) in net assets	(85,019,100)	(4,688,304,317)

Net Assets
Beginning of period	1,605,632,177	6,293,936,494
End of period (including undistributed net investment income of $2,931,560 and undistributed net investment income of $22,071,165, respectively)	$ 1,520,613,077	$ 1,605,632,177
Other Information Shares
Sold	6,646,463	40,747,607
Issued in reinvestment of distributions	910,020	9,350,739
Redeemed	(16,597,838)	(90,730,727)
Net increase (decrease)	(9,041,355)	(40,632,381)

Financial Highlights

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 18.50	$ 49.39	$ 25.59	$ 18.70	$ 14.87	$ 13.72
Income from Investment Operations
Net investment income (loss) D	.23 G	.44	.33	.33	.30	.16
Net realized and unrealized gain (loss)	1.02	(28.21)	24.95	7.23	3.66	1.10
Total from investment operations	1.25	(27.77)	25.28	7.56	3.96	1.26
Distributions from net investment income	(.20)	(.28)	(.23)	(.26)	(.14)	(.13)
Distributions from net realized gain	-	(2.89)	(1.29)	(.43)	-	-
Total distributions	(.20)	(3.17)	(1.52)	(.69)	(.14)	(.13)
Redemption fees added to paid in capital D	- I	.05	.04	.02	.01	.02
Net asset value, end of period	$ 19.55	$ 18.50	$ 49.39	$ 25.59	$ 18.70	$ 14.87
Total Return B,C	6.86%	(59.64)%	104.22%	41.50%	26.84%	9.39%
Ratios to Average Net Assets E,H
Expenses before reductions	1.40% A	1.18%	1.08%	1.21%	1.20%	1.21%
Expenses net of fee waivers, if any	1.40% A	1.18%	1.08%	1.21%	1.20%	1.21%
Expenses net of all reductions	1.32% A	1.04%	.98%	1.04%	1.09%	1.20%
Net investment income (loss)	2.63% A,G	1.34%	.96%	1.44%	1.71%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,520,613	$ 1,605,632	$ 6,293,936	$ 1,592,948	$ 783,765	$ 464,874
Portfolio turnover rate F	165% A	147%	72%	100%	109%	131%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.15 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .97%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin American Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund and Fidelity Southeast Asia Fund (the Funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are diversified with the exception of Fidelity Latin American Fund. Each Fund is authorized to issue an unlimited number of shares. The Fidelity Japan Smaller Companies Fund was closed to most new accounts effective with the close of business on February 28, 2006 and reopened after the close of business on December 31, 2008. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. On January 15, 2009, the Board of Trustees of Fidelity Europe Fund, Fidelity Japan Fund and Fidelity Southeast Asia Fund approved the creation of an additional class of shares for each Fund. Europe Fund, Japan Fund and Southeast Asia Fund will each commence sale of shares of Class F on or about June 26, 2009.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if any, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by certain Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, capital loss carryforwards, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe	$ 2,851,784,409	$ 297,585,821	$ (354,146,328)	$ (56,560,507)
Europe Capital Appreciation	575,421,968	33,997,947	(107,261,285)	(73,263,338)
Japan	1,314,468,924	21,824,421	(373,363,305)	(351,538,884)
Japan Smaller Companies	352,156,046	26,326,171	(52,020,686)	(25,694,515)
Latin America	2,107,750,267	736,409,958	(336,917,063)	399,492,895
Nordic	291,131,032	24,032,100	(45,316,460)	(21,284,360)
Pacific Basin	522,114,150	54,410,651	(162,391,630)	(107,980,979)
Southeast Asia	1,642,643,854	100,172,990	(245,912,691)	(145,739,701)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin and Southeast Asia less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Europe and Europe Capital Appreciation less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Europe	2,021,045,915	2,237,234,561
Europe Capital Appreciation	249,702,959	281,055,072
Japan	399,195,703	458,970,827
Japan Smaller Companies	448,565,968	481,739,312
Latin America	483,235,841	620,565,969
Nordic	170,529,091	189,163,554
Pacific Basin	179,386,921	197,361,224
Southeast Asia	1,107,974,799	1,214,233,256

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Europe, Europe Capital Appreciation, Japan, Pacific Basin and Southeast Asia is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each Fund's relative investment performance as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable, was as follows:

	Individual Rate	Group Rate	Total
Europe	.45%	.27%	.70%
Europe Capital Appreciation	.45%	.27%	.71%
Japan	.45%	.27%	.45%
Japan Smaller Companies	.45%	.27%	.72%
Latin America	.45%	.27%	.72%
Nordic	.45%	.27%	.72%
Pacific Basin	.45%	.27%	.20%
Southeast Asia	.45%	.27%	.99%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Europe	.31%
Europe Capital Appreciation	.31%
Japan	.31%
Japan Smaller Companies	.31%
Latin America	.29%
Nordic	.28%
Pacific Basin	.29%
Southeast Asia	.31%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Europe	$ 4,129
Europe Capital Appreciation	1,180
Latin America	91
Southeast Asia	899

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Europe	Borrower	$ 175,920,500.77%		$ 15,097
Japan Smaller Companies	Borrower	3,914,545.34%		409
Nordic	Borrower	29,001,000.77%		1,244

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Europe	$ 7,692
Europe Capital Appreciation	1,363
Japan	2,858
Japan Smaller Companies	1,084
Latin America	6,541
Nordic	803
Pacific Basin	1,137
Southeast Asia	4,708

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction

Europe	$ 495,517	$ -
Europe Capital Appreciation	22,953	-
Japan	95,313	-
Japan Smaller Companies	29,657	-
Latin America	-	900
Nordic	34,635	6,972
Pacific Basin	85,090	38
Southeast Asia	596,520	5,585

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 23% of the total outstanding shares of Japan Smaller Companies. Fidelity Freedom 2020 Fund was the owner of record of approximately 19% and 16% of the total outstanding shares of Europe and Japan, respectively. Fidelity Freedom 2030 Fund was the owner of record of approximately 15% and 13% of the total outstanding shares of Europe and Japan, respectively. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 72% and 62% of the total outstanding shares of Europe and Japan, respectively.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Emerging Markets Fund, Japan Fund, Pacific Basin Fund

Brown Brothers Harriman & Co.
Boston, MA

China Region Fund, Latin America Fund, Nordic Fund

The Bank of New York Mellon
New York, NY

Canada Fund, Europe Fund

The Northern Trust Company
Chicago, IL

Europe Capital Appreciation Fund, Japan Smaller Companies Fund, Southeast Asia Fund

Fidelity's International Equity Funds

Canada Fund

China Region Fund

Diversified International Fund

Emerging Europe, Middle East, Africa (EMEA) Fund

Emerging Markets Fund

Europe Fund

Europe Capital Appreciation Fund

Global Balanced Fund

Global Commodity Stock Fund

International Capital Appreciation

International Discovery Fund

International Growth Fund

International Small Cap Fund

International Small Cap Opportunities Fund

International Value Fund

Japan Fund

Japan Smaller Companies Fund

Latin America Fund

Nordic Fund

Overseas Fund

Pacific Basin Fund

Southeast Asia Fund

Total International Equity

Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

Semiannual Report

TIF-USAN-0609
1.784917.106

Fidelity Advisor
Canada Fund
Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are
classes of Fidelity® Canada Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Canada

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.49%
Actual		$ 1,000.00	$ 949.30	$ 7.20
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class T	1.73%
Actual		$ 1,000.00	$ 948.00	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,016.22	$ 8.65
Class B	2.23%
Actual		$ 1,000.00	$ 945.90	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,013.74	$ 11.13
Class C	2.22%
Actual		$ 1,000.00	$ 945.80	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Canada	1.24%
Actual		$ 1,000.00	$ 950.60	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Institutional Class	1.21%
Actual		$ 1,000.00	$ 950.50	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,018.79	$ 6.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Canada

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Canada	89.1%
United States of America	10.4%
Netherlands Antilles	0.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Canada	92.8%
United States of America	7.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.8	98.5
Short-Term Investments and Net Other Assets	4.2	1.5
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Commercial Banks)	5.8	6.5
Toronto-Dominion Bank (Commercial Banks)	5.6	6.2
Research In Motion Ltd. (Communications Equipment)	4.3	3.4
Canadian National Railway Co. (Road & Rail)	3.8	4.3
Manulife Financial Corp. (Insurance)	3.8	3.3
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.8	5.2
EnCana Corp. (Oil, Gas & Consumable Fuels)	3.6	6.2
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.4	2.5
Canadian Imperial Bank of Commerce (Commercial Banks)	3.2	1.2
Potash Corp. of Saskatchewan, Inc. (Chemicals)	3.0	3.5
	40.3
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.0	27.8
Energy	26.3	28.8
Materials	14.9	11.3
Industrials	6.2	7.7
Information Technology	6.2	5.3
Telecommunication Services	5.4	7.0
Consumer Staples	3.3	5.7
Consumer Discretionary	2.3	3.1
Utilities	0.8	0.4
Health Care	0.4	1.4

Semiannual Report

Canada

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 2.3%
Distributors - 0.1%
Uni-Select, Inc.	100,000	$ 2,325,581
Hotels, Restaurants & Leisure - 0.4%
Tim Hortons, Inc.	400,000	9,716,000
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	290,000	7,660,423
Corus Entertainment, Inc. Class B (non-vtg.) (d)	400,000	5,329,981
Quebecor, Inc. Class B (sub. vtg.)	150,000	1,935,889
Shaw Communications, Inc. Class B	500,000	7,751,938
Thomson Reuters Corp.	300,000	8,422,376
Yellow Pages Income Fund (d)	100,000	476,011
		31,576,618
Specialty Retail - 0.6%
AutoZone, Inc. (a)	70,000	11,647,300
PetSmart, Inc.	100,000	2,288,000
		13,935,300
TOTAL CONSUMER DISCRETIONARY		57,553,499
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 3.2%
George Weston Ltd.	130,000	6,452,881
Loblaw Companies Ltd.	500,000	13,471,611
Metro, Inc. Class A (sub. vtg.)	990,000	30,697,674
Shoppers Drug Mart Corp.	850,000	30,737,482
		81,359,648
Food Products - 0.1%
Viterra, Inc. (a)	309,300	2,255,110
TOTAL CONSUMER STAPLES		83,614,758
ENERGY - 26.3%
Energy Equipment & Services - 0.5%
Schlumberger Ltd. (NY Shares)	250,000	12,247,500
Oil, Gas & Consumable Fuels - 25.8%
ARC Energy Trust unit	200,000	2,597,947
Cameco Corp.	1,450,000	33,295,621
Canadian Natural Resources Ltd.	2,070,000	95,429,038
Canadian Oil Sands Trust	200,000	4,129,897
Enbridge, Inc.	1,208,900	37,333,304
EnCana Corp.	2,000,000	91,665,619
Enerplus Resources Fund Series G	200,000	3,814,792
Hess Corp.	210,000	11,505,900
Husky Energy, Inc.	600,000	14,536,769
Imperial Oil Ltd.	900,000	32,168,448
Keyera Facilities Income Fund	1,050,000	13,577,624
Nexen, Inc.	2,350,000	44,745,024
Niko Resources Ltd.	140,000	7,085,355
Occidental Petroleum Corp.	150,000	8,443,500
Petro-Canada	1,470,000	46,394,469

	Shares	Value
Petrobank Energy & Resources Ltd. (a)	250,000	$ 5,373,979
Suncor Energy, Inc.	3,450,000	86,824,639
Talisman Energy, Inc.	4,200,000	52,620,993
TransCanada Corp.	2,200,000	54,905,510
Uranium One, Inc. (a)	400,000	1,106,223
Valero Energy Corp.	300,000	5,952,000
		653,506,651
TOTAL ENERGY		665,754,151
FINANCIALS - 30.0%
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	100,000	12,850,000
IGM Financial, Inc.	300,000	8,942,803
T. Rowe Price Group, Inc.	100,000	3,852,000
		25,644,803
Commercial Banks - 19.8%
Bank of Montreal (d)	1,609,300	53,272,449
Bank of Nova Scotia	2,600,000	73,952,650
Canadian Imperial Bank of Commerce	1,784,600	80,118,183
Royal Bank of Canada	4,140,000	146,760,529
Toronto-Dominion Bank	3,565,000	140,717,788
Wells Fargo & Co.	300,000	6,003,000
		500,824,599
Diversified Financial Services - 0.3%
Onex Corp. (sub. vtg.)	250,000	4,035,198
TMX Group, Inc.	145,000	3,899,476
		7,934,674
Insurance - 7.6%
Fairfax Financial Holdings Ltd.	30,800	8,146,223
ING Canada, Inc.	441,100	12,775,542
Manulife Financial Corp.	5,700,000	97,065,996
Power Corp. of Canada (sub. vtg.)	1,500,000	28,045,255
Sun Life Financial, Inc.	2,000,000	46,763,042
		192,796,058
Real Estate Investment Trusts - 0.2%
RioCan (REIT)	350,000	4,012,571
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A (d)	1,850,000	28,341,085
TOTAL FINANCIALS		759,553,790
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Allergan, Inc.	200,000	9,332,000
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Bombardier, Inc. Class B (sub. vtg.)	4,100,000	12,988,058
United Technologies Corp.	200,000	9,768,000
		22,756,058
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	130,000	$ 6,804,200
Airlines - 0.0%
WestJet Airlines Ltd. (a)	100,000	978,839
Construction & Engineering - 0.2%
SNC-Lavalin Group, Inc.	165,000	4,805,154
Industrial Conglomerates - 0.2%
Textron, Inc.	500,000	5,365,000
Road & Rail - 4.6%
Canadian National Railway Co.	2,420,000	97,834,318
Canadian Pacific Railway Ltd.	550,000	19,681,542
		117,515,860
TOTAL INDUSTRIALS		158,225,111
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 4.3%
Research In Motion Ltd. (a)	1,570,000	109,115,007
Computers & Peripherals - 0.6%
Apple, Inc. (a)	100,000	12,583,000
Hewlett-Packard Co.	80,000	2,878,400
		15,461,400
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	15,000	5,939,550
Open Text Corp. (a)	100,000	3,293,526
		9,233,076
IT Services - 0.9%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,190,000	19,417,725
MasterCard, Inc. Class A	25,000	4,586,250
		24,003,975
TOTAL INFORMATION TECHNOLOGY		157,813,458
MATERIALS - 14.9%
Chemicals - 4.2%
Agrium, Inc.	460,000	19,737,691
Monsanto Co.	130,000	11,035,700
Potash Corp. of Saskatchewan, Inc.	880,000	75,591,871
		106,365,262
Metals & Mining - 10.7%
Agnico-Eagle Mines Ltd. (Canada)	524,700	23,195,412
Barrick Gold Corp.	2,500,000	72,386,340
First Quantum Minerals Ltd.	600,000	23,205,531
Freeport-McMoRan Copper & Gold, Inc. Class B	300,000	12,795,000
Goldcorp, Inc.	2,400,000	65,609,051
Kinross Gold Corp.	2,250,000	34,676,304

	Shares	Value
Teck Resources Ltd. Class B (sub. vtg.)	1,800,000	$ 18,901,320
Yamana Gold, Inc.	2,700,000	21,179,133
		271,948,091
TOTAL MATERIALS		378,313,353
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 3.2%
BCE, Inc.	3,150,000	67,342,552
TELUS Corp.	550,000	13,435,994
		80,778,546
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,300,000	56,514,561
TOTAL TELECOMMUNICATION SERVICES		137,293,107
UTILITIES - 0.8%
Electric Utilities - 0.5%
Fortis, Inc.	650,000	12,065,787
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	175,000	5,059,711
CMS Energy Corp.	350,000	4,207,000
		9,266,711
TOTAL UTILITIES		21,332,498
TOTAL COMMON STOCKS (Cost $2,494,703,575)		2,428,785,725
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.53% (b)	120,208,316	120,208,316
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	76,120,510	76,120,510
TOTAL MONEY MARKET FUNDS (Cost $196,328,826)		196,328,826
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $2,691,032,401)		2,625,114,551
NET OTHER ASSETS - (3.6)%		(91,010,720)
NET ASSETS - 100%		$ 2,534,103,831
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 459,338
Fidelity Securities Lending Cash Central Fund	1,636,068
Total	$ 2,095,406
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,625,114,551	$ 2,625,114,551	$ -	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $109,618,723 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $73,451,097) - See accompanying schedule: Unaffiliated issuers (cost $2,494,703,575)	$ 2,428,785,725
Fidelity Central Funds (cost $196,328,826)	196,328,826
Total Investments (cost $2,691,032,401)		$ 2,625,114,551
Cash		53,614
Foreign currency held at value (cost $2,369,563)		2,391,974
Receivable for investments sold		50,734,820
Receivable for fund shares sold		3,900,379
Dividends receivable		2,756,874
Distributions receivable from Fidelity Central Funds		340,896
Prepaid expenses		23,549
Other receivables		106,316
Total assets		2,685,422,973

Liabilities
Payable for investments purchased	$ 70,472,381
Payable for fund shares redeemed	2,193,795
Accrued management fee	1,741,706
Distribution fees payable	30,554
Other affiliated payables	706,581
Other payables and accrued expenses	53,615
Collateral on securities loaned, at value	76,120,510
Total liabilities		151,319,142

Net Assets		$ 2,534,103,831
Net Assets consist of:
Paid in capital		$ 3,226,019,081
Undistributed net investment income		10,884,860
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(636,770,940)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(66,029,170)
Net Assets		$ 2,534,103,831

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,633,665 ÷ 1,371,928 shares)	$ 36.18

Maximum offering price per share (100/94.25 of $36.18)	$ 38.39
Class T: Net Asset Value and redemption price per share ($12,671,791 ÷ 350,802 shares)	$ 36.12

Maximum offering price per share (100/96.50 of $36.12)	$ 37.43
Class B: Net Asset Value and offering price per share ($5,192,935 ÷ 144,831 shares)A	$ 35.86

Class C: Net Asset Value and offering price per share ($14,127,392 ÷ 394,716 shares)A	$ 35.79

Canada: Net Asset Value, offering price and redemption price per share ($2,443,638,891 ÷ 67,305,447 shares)	$ 36.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,839,157 ÷ 243,824 shares)	$ 36.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 36,549,762
Interest		372
Income from Fidelity Central Funds (including $1,636,068 from security lending)		2,095,406
		38,645,540
Less foreign taxes withheld		(5,246,944)
Total income		33,398,596

Expenses
Management fee Basic fee	$ 8,616,003
Performance adjustment	1,809,169
Transfer agent fees	3,683,365
Distribution fees	182,184
Accounting and security lending fees	530,175
Custodian fees and expenses	102,237
Independent trustees' compensation	9,320
Registration fees	88,754
Audit	36,932
Legal	7,760
Miscellaneous	26,678
Total expenses before reductions	15,092,577
Expense reductions	(374,012)	14,718,565
Net investment income (loss)		18,680,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(466,460,292)
Foreign currency transactions	(141,616)
Total net realized gain (loss)		(466,601,908)
Change in net unrealized appreciation (depreciation) on: Investment securities	275,752,885
Assets and liabilities in foreign currencies	(77,886)
Total change in net unrealized appreciation (depreciation)		275,674,999
Net gain (loss)		(190,926,909)
Net increase (decrease) in net assets resulting from operations		$ (172,246,878)

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,680,031	$ 46,066,725
Net realized gain (loss)	(466,601,908)	(175,687,217)
Change in net unrealized appreciation (depreciation)	275,674,999	(2,181,002,870)
Net increase (decrease) in net assets resulting from operations	(172,246,878)	(2,310,623,362)
Distributions to shareholders from net investment income	(10,179,809)	(28,915,979)
Distributions to shareholders from net realized gain	-	(235,022,630)
Total distributions	(10,179,809)	(263,938,609)
Share transactions - net increase (decrease)	(162,496,913)	507,012,286
Redemption fees	324,476	3,308,433
Total increase (decrease) in net assets	(344,599,124)	(2,064,241,252)

Net Assets
Beginning of period	2,878,702,955	4,942,944,207
End of period (including undistributed net investment income of $10,884,860 and undistributed net investment income of $26,382,786, respectively)	$ 2,534,103,831	$ 2,878,702,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.22	.39	.19
Net realized and unrealized gain (loss)	(2.17)	(28.71)	15.96
Total from investment operations	(1.95)	(28.32)	16.15
Distributions from net investment income	(.07)	(.41)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 36.18	$ 38.20	$ 70.16
Total Return B, C, D	(5.07)%	(42.23)%	29.93%
Ratios to Average Net Asset F, I
Expenses before reductions	1.49% A	1.34%	1.23% A
Expenses net of fee waivers, if any	1.49% A	1.34%	1.23% A
Expenses net of all reductions	1.46% A	1.31%	1.22% A
Net investment income (loss)	1.33% A	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,634	$ 56,242	$ 20,912
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.18	.23	.09
Net realized and unrealized gain (loss)	(2.16)	(28.66)	15.99
Total from investment operations	(1.98)	(28.43)	16.08
Distributions from net investment income	-	(.33)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 36.12	$ 38.10	$ 70.09
Total Return B, C, D	(5.20)%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.63%	1.48% A
Expenses net of fee waivers, if any	1.73% A	1.63%	1.48% A
Expenses net of all reductions	1.70% A	1.60%	1.47% A
Net investment income (loss)	1.08% A	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,672	$ 14,963	$ 14,522
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	(.06)	(.06)
Net realized and unrealized gain (loss)	(2.15)	(28.54)	15.93
Total from investment operations	(2.05)	(28.60)	15.87
Distributions from net investment income	-	(.14)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 35.86	$ 37.91	$ 69.88
Total Return B, C, D	(5.41)%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.23% A	2.13%	2.00% A
Expenses net of fee waivers, if any	2.23% A	2.13%	2.00% A
Expenses net of all reductions	2.20% A	2.10%	1.99% A
Net investment income (loss)	.59% A	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,193	$ 5,615	$ 4,078
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	(.05)	(.04)
Net realized and unrealized gain (loss)	(2.15)	(28.52)	15.94
Total from investment operations	(2.05)	(28.57)	15.90
Distributions from net investment income	-	(.27)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 35.79	$ 37.84	$ 69.91
Total Return B, C, D	(5.42)%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.13%	1.99% A
Expenses net of fee waivers, if any	2.22% A	2.13%	1.99% A
Expenses net of all reductions	2.19% A	2.10%	1.97% A
Net investment income (loss)	.59% A	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,127	$ 16,716	$ 8,752
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 38.37	$ 70.25	$ 49.48	$ 39.14	$ 31.87	$ 25.13
Income from Investment Operations
Net investment income (loss) D	.26	.58	.52	.34	.20	.10
Net realized and unrealized gain (loss)	(2.18)	(28.83)	21.62	10.15	7.12	6.74
Total from investment operations	(1.92)	(28.25)	22.14	10.49	7.32	6.84
Distributions from net investment income	(.14)	(.40)	(.36)	(.16)	(.08)	(.13)
Distributions from net realized gain	-	(3.27)	(1.03)	(.01)	-	-
Total distributions	(.14)	(3.67)	(1.39)	(.17)	(.08)	(.13)
Redemption fees added to paid in capital D	- H	.04	.02	.02	.03	.03
Net asset value, end of period	$ 36.31	$ 38.37	$ 70.25	$ 49.48	$ 39.14	$ 31.87
Total Return B, C	(4.94)%	(42.06)%	46.03%	26.93%	23.11%	27.45%
Ratios to Average Net Assets E, G
Expenses before reductions	1.24% A	1.03%	.96%	1.00%	1.08%	1.20%
Expenses net of fee waivers, if any	1.24% A	1.03%	.96%	1.00%	1.08%	1.20%
Expenses net of all reductions	1.21% A	1.00%	94%	97%	1.04%	1.15%
Net investment income (loss)	1.57% A	1.00%	.94%	.74%	.55%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,443,639	$ 2,776,298	$ 4,890,617	$ 3,136,927	$ 1,722,516	$ 413,319
Portfolio turnover rate F	109% A	63%	42%	50%	24%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.27	.52	.25
Net realized and unrealized gain (loss)	(2.19)	(28.78)	15.99
Total from investment operations	(1.92)	(28.26)	16.24
Distributions from net investment income	(.14)	(.45)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.04	.01
Net asset value, end of period	$ 36.25	$ 38.31	$ 70.25
Total Return B, C	(4.95)%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	1.21% A	1.11%	1.01% A
Expenses net of fee waivers, if any	1.21% A	1.11%	1.01% A
Expenses net of all reductions	1.18% A	1.08%	.99% A
Net investment income (loss)	1.61% A	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,839	$ 8,870	$ 4,064
Portfolio turnover rate F	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Canada, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Canada

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 305,646,744
Unrealized depreciation	(453,640,637)
Net unrealized appreciation (depreciation)	$ (147,993,893)
Cost for federal income tax purposes	$ 2,773,108,444

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,274,194,668 and $1,490,225,713, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 59,317	$ 1,452
Class T	.25%	.25%	31,200	448
Class B	.75%	.25%	24,273	18,255
Class C	.75%	.25%	67,394	33,415
			$ 182,184	$ 53,570

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,936
Class T	2,962
Class B*	9,254
Class C*	6,725
$ 32,877

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Canada

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 71,268.30
Class T	18,489.30
Class B	7,138.29
Class C	19,243.29
Canada	3,556,257.31
Institutional Class	10,970.27
	$ 3,683,365

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,503 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,769 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $373,776 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $236.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 107,706	$ 171,586
Class T	-	73,859
Class B	-	8,835
Class C	-	45,389
Canada	10,039,163	28,579,259
Institutional Class	32,940	37,051
Total	$ 10,179,809	$ 28,915,979
From net realized gain
Class A	$ -	$ 1,361,853
Class T	-	736,334
Class B	-	209,359
Class C	-	549,710
Canada	-	231,896,136
Institutional Class	-	269,238
Total	$ -	$ 235,022,630

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	225,047	1,623,645	$ 7,625,539	$ 96,358,055
Reinvestment of distributions	3,241	24,107	102,530	1,454,159
Shares redeemed	(328,770)	(473,393)	(10,668,743)	(24,545,534)
Net increase (decrease)	(100,482)	1,174,359	$ (2,940,674)	$ 73,266,680
Class T
Shares sold	66,538	281,102	$ 2,229,602	$ 16,813,582
Reinvestment of distributions	-	13,222	-	797,422
Shares redeemed	(108,495)	(108,759)	(3,493,084)	(5,550,777)
Net increase (decrease)	(41,957)	185,565	$ (1,263,482)	$ 12,060,227
Class B
Shares sold	25,389	143,582	$ 847,819	$ 8,590,562
Reinvestment of distributions	-	2,917	-	175,839
Shares redeemed	(28,668)	(56,743)	(939,147)	(3,089,676)
Net increase (decrease)	(3,279)	89,756	$ (91,328)	$ 5,676,725
Class C
Shares sold	75,430	454,502	$ 2,424,990	$ 27,139,418
Reinvestment of distributions	-	8,472	-	509,854
Shares redeemed	(122,470)	(146,400)	(4,002,089)	(7,449,898)
Net increase (decrease)	(47,040)	316,574	$ (1,577,099)	$ 20,199,374
Canada
Shares sold	6,805,275	34,673,241	$ 232,011,641	$ 2,070,491,480
Reinvestment of distributions	306,492	3,970,249	9,628,844	239,922,156
Shares redeemed	(12,161,010)	(35,906,020)	(398,811,969)	(1,927,559,508)
Net increase (decrease)	(5,049,243)	2,737,470	$ (157,171,484)	$ 382,854,128
Institutional Class
Shares sold	84,701	377,605	$ 2,874,667	$ 22,481,855
Reinvestment of distributions	737	4,721	23,131	285,066
Shares redeemed	(73,168)	(208,616)	(2,350,644)	(9,811,769)
Net increase (decrease)	12,270	173,710	$ 547,154	$ 12,955,152

Semiannual Report

Canada

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investment Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, New York

ACAN-USAN-0609
1.843167.101

Fidelity Advisor
Canada Fund
Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of
Fidelity® Canada Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Canada

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.49%
Actual		$ 1,000.00	$ 949.30	$ 7.20
HypotheticalA		$ 1,000.00	$ 1,017.41	$ 7.45
Class T	1.73%
Actual		$ 1,000.00	$ 948.00	$ 8.36
HypotheticalA		$ 1,000.00	$ 1,016.22	$ 8.65
Class B	2.23%
Actual		$ 1,000.00	$ 945.90	$ 10.76
HypotheticalA		$ 1,000.00	$ 1,013.74	$ 11.13
Class C	2.22%
Actual		$ 1,000.00	$ 945.80	$ 10.71
HypotheticalA		$ 1,000.00	$ 1,013.79	$ 11.08
Canada	1.24%
Actual		$ 1,000.00	$ 950.60	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.21
Institutional Class	1.21%
Actual		$ 1,000.00	$ 950.50	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,018.79	$ 6.06

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Canada

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Canada	89.1%
United States of America	10.4%
Netherlands Antilles	0.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Canada	92.8%
United States of America	7.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	95.8	98.5
Short-Term Investments and Net Other Assets	4.2	1.5
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Commercial Banks)	5.8	6.5
Toronto-Dominion Bank (Commercial Banks)	5.6	6.2
Research In Motion Ltd. (Communications Equipment)	4.3	3.4
Canadian National Railway Co. (Road & Rail)	3.8	4.3
Manulife Financial Corp. (Insurance)	3.8	3.3
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.8	5.2
EnCana Corp. (Oil, Gas & Consumable Fuels)	3.6	6.2
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.4	2.5
Canadian Imperial Bank of Commerce (Commercial Banks)	3.2	1.2
Potash Corp. of Saskatchewan, Inc. (Chemicals)	3.0	3.5
	40.3
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.0	27.8
Energy	26.3	28.8
Materials	14.9	11.3
Industrials	6.2	7.7
Information Technology	6.2	5.3
Telecommunication Services	5.4	7.0
Consumer Staples	3.3	5.7
Consumer Discretionary	2.3	3.1
Utilities	0.8	0.4
Health Care	0.4	1.4

Semiannual Report

Canada

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 2.3%
Distributors - 0.1%
Uni-Select, Inc.	100,000	$ 2,325,581
Hotels, Restaurants & Leisure - 0.4%
Tim Hortons, Inc.	400,000	9,716,000
Media - 1.2%
Astral Media, Inc. Class A (non-vtg.)	290,000	7,660,423
Corus Entertainment, Inc. Class B (non-vtg.) (d)	400,000	5,329,981
Quebecor, Inc. Class B (sub. vtg.)	150,000	1,935,889
Shaw Communications, Inc. Class B	500,000	7,751,938
Thomson Reuters Corp.	300,000	8,422,376
Yellow Pages Income Fund (d)	100,000	476,011
		31,576,618
Specialty Retail - 0.6%
AutoZone, Inc. (a)	70,000	11,647,300
PetSmart, Inc.	100,000	2,288,000
		13,935,300
TOTAL CONSUMER DISCRETIONARY		57,553,499
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 3.2%
George Weston Ltd.	130,000	6,452,881
Loblaw Companies Ltd.	500,000	13,471,611
Metro, Inc. Class A (sub. vtg.)	990,000	30,697,674
Shoppers Drug Mart Corp.	850,000	30,737,482
		81,359,648
Food Products - 0.1%
Viterra, Inc. (a)	309,300	2,255,110
TOTAL CONSUMER STAPLES		83,614,758
ENERGY - 26.3%
Energy Equipment & Services - 0.5%
Schlumberger Ltd. (NY Shares)	250,000	12,247,500
Oil, Gas & Consumable Fuels - 25.8%
ARC Energy Trust unit	200,000	2,597,947
Cameco Corp.	1,450,000	33,295,621
Canadian Natural Resources Ltd.	2,070,000	95,429,038
Canadian Oil Sands Trust	200,000	4,129,897
Enbridge, Inc.	1,208,900	37,333,304
EnCana Corp.	2,000,000	91,665,619
Enerplus Resources Fund Series G	200,000	3,814,792
Hess Corp.	210,000	11,505,900
Husky Energy, Inc.	600,000	14,536,769
Imperial Oil Ltd.	900,000	32,168,448
Keyera Facilities Income Fund	1,050,000	13,577,624
Nexen, Inc.	2,350,000	44,745,024
Niko Resources Ltd.	140,000	7,085,355
Occidental Petroleum Corp.	150,000	8,443,500
Petro-Canada	1,470,000	46,394,469

	Shares	Value
Petrobank Energy & Resources Ltd. (a)	250,000	$ 5,373,979
Suncor Energy, Inc.	3,450,000	86,824,639
Talisman Energy, Inc.	4,200,000	52,620,993
TransCanada Corp.	2,200,000	54,905,510
Uranium One, Inc. (a)	400,000	1,106,223
Valero Energy Corp.	300,000	5,952,000
		653,506,651
TOTAL ENERGY		665,754,151
FINANCIALS - 30.0%
Capital Markets - 1.0%
Goldman Sachs Group, Inc.	100,000	12,850,000
IGM Financial, Inc.	300,000	8,942,803
T. Rowe Price Group, Inc.	100,000	3,852,000
		25,644,803
Commercial Banks - 19.8%
Bank of Montreal (d)	1,609,300	53,272,449
Bank of Nova Scotia	2,600,000	73,952,650
Canadian Imperial Bank of Commerce	1,784,600	80,118,183
Royal Bank of Canada	4,140,000	146,760,529
Toronto-Dominion Bank	3,565,000	140,717,788
Wells Fargo & Co.	300,000	6,003,000
		500,824,599
Diversified Financial Services - 0.3%
Onex Corp. (sub. vtg.)	250,000	4,035,198
TMX Group, Inc.	145,000	3,899,476
		7,934,674
Insurance - 7.6%
Fairfax Financial Holdings Ltd.	30,800	8,146,223
ING Canada, Inc.	441,100	12,775,542
Manulife Financial Corp.	5,700,000	97,065,996
Power Corp. of Canada (sub. vtg.)	1,500,000	28,045,255
Sun Life Financial, Inc.	2,000,000	46,763,042
		192,796,058
Real Estate Investment Trusts - 0.2%
RioCan (REIT)	350,000	4,012,571
Real Estate Management & Development - 1.1%
Brookfield Asset Management, Inc. Class A (d)	1,850,000	28,341,085
TOTAL FINANCIALS		759,553,790
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Allergan, Inc.	200,000	9,332,000
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Bombardier, Inc. Class B (sub. vtg.)	4,100,000	12,988,058
United Technologies Corp.	200,000	9,768,000
		22,756,058
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	130,000	$ 6,804,200
Airlines - 0.0%
WestJet Airlines Ltd. (a)	100,000	978,839
Construction & Engineering - 0.2%
SNC-Lavalin Group, Inc.	165,000	4,805,154
Industrial Conglomerates - 0.2%
Textron, Inc.	500,000	5,365,000
Road & Rail - 4.6%
Canadian National Railway Co.	2,420,000	97,834,318
Canadian Pacific Railway Ltd.	550,000	19,681,542
		117,515,860
TOTAL INDUSTRIALS		158,225,111
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 4.3%
Research In Motion Ltd. (a)	1,570,000	109,115,007
Computers & Peripherals - 0.6%
Apple, Inc. (a)	100,000	12,583,000
Hewlett-Packard Co.	80,000	2,878,400
		15,461,400
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	15,000	5,939,550
Open Text Corp. (a)	100,000	3,293,526
		9,233,076
IT Services - 0.9%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,190,000	19,417,725
MasterCard, Inc. Class A	25,000	4,586,250
		24,003,975
TOTAL INFORMATION TECHNOLOGY		157,813,458
MATERIALS - 14.9%
Chemicals - 4.2%
Agrium, Inc.	460,000	19,737,691
Monsanto Co.	130,000	11,035,700
Potash Corp. of Saskatchewan, Inc.	880,000	75,591,871
		106,365,262
Metals & Mining - 10.7%
Agnico-Eagle Mines Ltd. (Canada)	524,700	23,195,412
Barrick Gold Corp.	2,500,000	72,386,340
First Quantum Minerals Ltd.	600,000	23,205,531
Freeport-McMoRan Copper & Gold, Inc. Class B	300,000	12,795,000
Goldcorp, Inc.	2,400,000	65,609,051
Kinross Gold Corp.	2,250,000	34,676,304

	Shares	Value
Teck Resources Ltd. Class B (sub. vtg.)	1,800,000	$ 18,901,320
Yamana Gold, Inc.	2,700,000	21,179,133
		271,948,091
TOTAL MATERIALS		378,313,353
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 3.2%
BCE, Inc.	3,150,000	67,342,552
TELUS Corp.	550,000	13,435,994
		80,778,546
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	2,300,000	56,514,561
TOTAL TELECOMMUNICATION SERVICES		137,293,107
UTILITIES - 0.8%
Electric Utilities - 0.5%
Fortis, Inc.	650,000	12,065,787
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	175,000	5,059,711
CMS Energy Corp.	350,000	4,207,000
		9,266,711
TOTAL UTILITIES		21,332,498
TOTAL COMMON STOCKS (Cost $2,494,703,575)		2,428,785,725
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.53% (b)	120,208,316	120,208,316
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	76,120,510	76,120,510
TOTAL MONEY MARKET FUNDS (Cost $196,328,826)		196,328,826
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $2,691,032,401)		2,625,114,551
NET OTHER ASSETS - (3.6)%		(91,010,720)
NET ASSETS - 100%		$ 2,534,103,831
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 459,338
Fidelity Securities Lending Cash Central Fund	1,636,068
Total	$ 2,095,406
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,625,114,551	$ 2,625,114,551	$ -	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $109,618,723 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $73,451,097) - See accompanying schedule: Unaffiliated issuers (cost $2,494,703,575)	$ 2,428,785,725
Fidelity Central Funds (cost $196,328,826)	196,328,826
Total Investments (cost $2,691,032,401)		$ 2,625,114,551
Cash		53,614
Foreign currency held at value (cost $2,369,563)		2,391,974
Receivable for investments sold		50,734,820
Receivable for fund shares sold		3,900,379
Dividends receivable		2,756,874
Distributions receivable from Fidelity Central Funds		340,896
Prepaid expenses		23,549
Other receivables		106,316
Total assets		2,685,422,973

Liabilities
Payable for investments purchased	$ 70,472,381
Payable for fund shares redeemed	2,193,795
Accrued management fee	1,741,706
Distribution fees payable	30,554
Other affiliated payables	706,581
Other payables and accrued expenses	53,615
Collateral on securities loaned, at value	76,120,510
Total liabilities		151,319,142

Net Assets		$ 2,534,103,831
Net Assets consist of:
Paid in capital		$ 3,226,019,081
Undistributed net investment income		10,884,860
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(636,770,940)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(66,029,170)
Net Assets		$ 2,534,103,831

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($49,633,665 ÷ 1,371,928 shares)	$ 36.18

Maximum offering price per share (100/94.25 of $36.18)	$ 38.39
Class T: Net Asset Value and redemption price per share ($12,671,791 ÷ 350,802 shares)	$ 36.12

Maximum offering price per share (100/96.50 of $36.12)	$ 37.43
Class B: Net Asset Value and offering price per share ($5,192,935 ÷ 144,831 shares)A	$ 35.86

Class C: Net Asset Value and offering price per share ($14,127,392 ÷ 394,716 shares)A	$ 35.79

Canada: Net Asset Value, offering price and redemption price per share ($2,443,638,891 ÷ 67,305,447 shares)	$ 36.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,839,157 ÷ 243,824 shares)	$ 36.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 36,549,762
Interest		372
Income from Fidelity Central Funds (including $1,636,068 from security lending)		2,095,406
		38,645,540
Less foreign taxes withheld		(5,246,944)
Total income		33,398,596

Expenses
Management fee Basic fee	$ 8,616,003
Performance adjustment	1,809,169
Transfer agent fees	3,683,365
Distribution fees	182,184
Accounting and security lending fees	530,175
Custodian fees and expenses	102,237
Independent trustees' compensation	9,320
Registration fees	88,754
Audit	36,932
Legal	7,760
Miscellaneous	26,678
Total expenses before reductions	15,092,577
Expense reductions	(374,012)	14,718,565
Net investment income (loss)		18,680,031
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(466,460,292)
Foreign currency transactions	(141,616)
Total net realized gain (loss)		(466,601,908)
Change in net unrealized appreciation (depreciation) on: Investment securities	275,752,885
Assets and liabilities in foreign currencies	(77,886)
Total change in net unrealized appreciation (depreciation)		275,674,999
Net gain (loss)		(190,926,909)
Net increase (decrease) in net assets resulting from operations		$ (172,246,878)

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,680,031	$ 46,066,725
Net realized gain (loss)	(466,601,908)	(175,687,217)
Change in net unrealized appreciation (depreciation)	275,674,999	(2,181,002,870)
Net increase (decrease) in net assets resulting from operations	(172,246,878)	(2,310,623,362)
Distributions to shareholders from net investment income	(10,179,809)	(28,915,979)
Distributions to shareholders from net realized gain	-	(235,022,630)
Total distributions	(10,179,809)	(263,938,609)
Share transactions - net increase (decrease)	(162,496,913)	507,012,286
Redemption fees	324,476	3,308,433
Total increase (decrease) in net assets	(344,599,124)	(2,064,241,252)

Net Assets
Beginning of period	2,878,702,955	4,942,944,207
End of period (including undistributed net investment income of $10,884,860 and undistributed net investment income of $26,382,786, respectively)	$ 2,534,103,831	$ 2,878,702,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 38.20	$ 70.16	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.22	.39	.19
Net realized and unrealized gain (loss)	(2.17)	(28.71)	15.96
Total from investment operations	(1.95)	(28.32)	16.15
Distributions from net investment income	(.07)	(.41)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	(.07)	(3.68)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 36.18	$ 38.20	$ 70.16
Total Return B, C, D	(5.07)%	(42.23)%	29.93%
Ratios to Average Net Asset F, I
Expenses before reductions	1.49% A	1.34%	1.23% A
Expenses net of fee waivers, if any	1.49% A	1.34%	1.23% A
Expenses net of all reductions	1.46% A	1.31%	1.22% A
Net investment income (loss)	1.33% A	.69%	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,634	$ 56,242	$ 20,912
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 38.10	$ 70.09	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.18	.23	.09
Net realized and unrealized gain (loss)	(2.16)	(28.66)	15.99
Total from investment operations	(1.98)	(28.43)	16.08
Distributions from net investment income	-	(.33)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	-	(3.60)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 36.12	$ 38.10	$ 70.09
Total Return B, C, D	(5.20)%	(42.40)%	29.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.73% A	1.63%	1.48% A
Expenses net of fee waivers, if any	1.73% A	1.63%	1.48% A
Expenses net of all reductions	1.70% A	1.60%	1.47% A
Net investment income (loss)	1.08% A	.40%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,672	$ 14,963	$ 14,522
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 37.91	$ 69.88	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	(.06)	(.06)
Net realized and unrealized gain (loss)	(2.15)	(28.54)	15.93
Total from investment operations	(2.05)	(28.60)	15.87
Distributions from net investment income	-	(.14)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	-	(3.41)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 35.86	$ 37.91	$ 69.88
Total Return B, C, D	(5.41)%	(42.68)%	29.41%
Ratios to Average Net Assets F, I
Expenses before reductions	2.23% A	2.13%	2.00% A
Expenses net of fee waivers, if any	2.23% A	2.13%	2.00% A
Expenses net of all reductions	2.20% A	2.10%	1.99% A
Net investment income (loss)	.59% A	(.10)%	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,193	$ 5,615	$ 4,078
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 37.84	$ 69.91	$ 54.00
Income from Investment Operations
Net investment income (loss) E	.10	(.05)	(.04)
Net realized and unrealized gain (loss)	(2.15)	(28.52)	15.94
Total from investment operations	(2.05)	(28.57)	15.90
Distributions from net investment income	-	(.27)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	-	(3.54)	-
Redemption fees added to paid in capital E	- J	.04	.01
Net asset value, end of period	$ 35.79	$ 37.84	$ 69.91
Total Return B, C, D	(5.42)%	(42.69)%	29.46%
Ratios to Average Net Assets F, I
Expenses before reductions	2.22% A	2.13%	1.99% A
Expenses net of fee waivers, if any	2.22% A	2.13%	1.99% A
Expenses net of all reductions	2.19% A	2.10%	1.97% A
Net investment income (loss)	.59% A	(.10)%	(.15)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,127	$ 16,716	$ 8,752
Portfolio turnover rate G	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 38.37	$ 70.25	$ 49.48	$ 39.14	$ 31.87	$ 25.13
Income from Investment Operations
Net investment income (loss) D	.26	.58	.52	.34	.20	.10
Net realized and unrealized gain (loss)	(2.18)	(28.83)	21.62	10.15	7.12	6.74
Total from investment operations	(1.92)	(28.25)	22.14	10.49	7.32	6.84
Distributions from net investment income	(.14)	(.40)	(.36)	(.16)	(.08)	(.13)
Distributions from net realized gain	-	(3.27)	(1.03)	(.01)	-	-
Total distributions	(.14)	(3.67)	(1.39)	(.17)	(.08)	(.13)
Redemption fees added to paid in capital D	- H	.04	.02	.02	.03	.03
Net asset value, end of period	$ 36.31	$ 38.37	$ 70.25	$ 49.48	$ 39.14	$ 31.87
Total Return B, C	(4.94)%	(42.06)%	46.03%	26.93%	23.11%	27.45%
Ratios to Average Net Assets E, G
Expenses before reductions	1.24% A	1.03%	.96%	1.00%	1.08%	1.20%
Expenses net of fee waivers, if any	1.24% A	1.03%	.96%	1.00%	1.08%	1.20%
Expenses net of all reductions	1.21% A	1.00%	94%	97%	1.04%	1.15%
Net investment income (loss)	1.57% A	1.00%	.94%	.74%	.55%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,443,639	$ 2,776,298	$ 4,890,617	$ 3,136,927	$ 1,722,516	$ 413,319
Portfolio turnover rate F	109% A	63%	42%	50%	24%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 38.31	$ 70.25	$ 54.00
Income from Investment Operations
Net investment income (loss) D	.27	.52	.25
Net realized and unrealized gain (loss)	(2.19)	(28.78)	15.99
Total from investment operations	(1.92)	(28.26)	16.24
Distributions from net investment income	(.14)	(.45)	-
Distributions from net realized gain	-	(3.27)	-
Total distributions	(.14)	(3.72)	-
Redemption fees added to paid in capital D	- I	.04	.01
Net asset value, end of period	$ 36.25	$ 38.31	$ 70.25
Total Return B, C	(4.95)%	(42.11)%	30.09%
Ratios to Average Net Assets E, H
Expenses before reductions	1.21% A	1.11%	1.01% A
Expenses net of fee waivers, if any	1.21% A	1.11%	1.01% A
Expenses net of all reductions	1.18% A	1.08%	.99% A
Net investment income (loss)	1.61% A	.92%	.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,839	$ 8,870	$ 4,064
Portfolio turnover rate F	109% A	63%	42%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 2, 2007 (commencement of sale of shares) to October 31, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Canada, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Canada

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 305,646,744
Unrealized depreciation	(453,640,637)
Net unrealized appreciation (depreciation)	$ (147,993,893)
Cost for federal income tax purposes	$ 2,773,108,444

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,274,194,668 and $1,490,225,713, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Canada as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 59,317	$ 1,452
Class T	.25%	.25%	31,200	448
Class B	.75%	.25%	24,273	18,255
Class C	.75%	.25%	67,394	33,415
			$ 182,184	$ 53,570

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,936
Class T	2,962
Class B*	9,254
Class C*	6,725
$ 32,877

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Canada

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 71,268.30
Class T	18,489.30
Class B	7,138.29
Class C	19,243.29
Canada	3,556,257.31
Institutional Class	10,970.27
	$ 3,683,365

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,503 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,769 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $373,776 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $236.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 107,706	$ 171,586
Class T	-	73,859
Class B	-	8,835
Class C	-	45,389
Canada	10,039,163	28,579,259
Institutional Class	32,940	37,051
Total	$ 10,179,809	$ 28,915,979
From net realized gain
Class A	$ -	$ 1,361,853
Class T	-	736,334
Class B	-	209,359
Class C	-	549,710
Canada	-	231,896,136
Institutional Class	-	269,238
Total	$ -	$ 235,022,630

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	225,047	1,623,645	$ 7,625,539	$ 96,358,055
Reinvestment of distributions	3,241	24,107	102,530	1,454,159
Shares redeemed	(328,770)	(473,393)	(10,668,743)	(24,545,534)
Net increase (decrease)	(100,482)	1,174,359	$ (2,940,674)	$ 73,266,680
Class T
Shares sold	66,538	281,102	$ 2,229,602	$ 16,813,582
Reinvestment of distributions	-	13,222	-	797,422
Shares redeemed	(108,495)	(108,759)	(3,493,084)	(5,550,777)
Net increase (decrease)	(41,957)	185,565	$ (1,263,482)	$ 12,060,227
Class B
Shares sold	25,389	143,582	$ 847,819	$ 8,590,562
Reinvestment of distributions	-	2,917	-	175,839
Shares redeemed	(28,668)	(56,743)	(939,147)	(3,089,676)
Net increase (decrease)	(3,279)	89,756	$ (91,328)	$ 5,676,725
Class C
Shares sold	75,430	454,502	$ 2,424,990	$ 27,139,418
Reinvestment of distributions	-	8,472	-	509,854
Shares redeemed	(122,470)	(146,400)	(4,002,089)	(7,449,898)
Net increase (decrease)	(47,040)	316,574	$ (1,577,099)	$ 20,199,374
Canada
Shares sold	6,805,275	34,673,241	$ 232,011,641	$ 2,070,491,480
Reinvestment of distributions	306,492	3,970,249	9,628,844	239,922,156
Shares redeemed	(12,161,010)	(35,906,020)	(398,811,969)	(1,927,559,508)
Net increase (decrease)	(5,049,243)	2,737,470	$ (157,171,484)	$ 382,854,128
Institutional Class
Shares sold	84,701	377,605	$ 2,874,667	$ 22,481,855
Reinvestment of distributions	737	4,721	23,131	285,066
Shares redeemed	(73,168)	(208,616)	(2,350,644)	(9,811,769)
Net increase (decrease)	12,270	173,710	$ 547,154	$ 12,955,152

Semiannual Report

Canada

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, New York

ACANI-USAN-0609
1.843160.101

Fidelity Advisor
China Region Fund -
Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are
classes of Fidelity® China Region Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

China Region

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.37%
Actual		$ 1,000.00	$ 1,167.80	$ 7.36
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.65%
Actual		$ 1,000.00	$ 1,166.10	$ 8.86
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.14%
Actual		$ 1,000.00	$ 1,163.50	$ 11.48
Hypothetical A		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.14%
Actual		$ 1,000.00	$ 1,163.10	$ 11.48
Hypothetical A		$ 1,000.00	$ 1,014.18	$ 10.69
China Region	1.16%
Actual		$ 1,000.00	$ 1,169.30	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,019.04	$ 5.81
Institutional Class	1.13%
Actual		$ 1,000.00	$ 1,168.80	$ 6.08
Hypothetical A		$ 1,000.00	$ 1,019.19	$ 5.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

China Region

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Hong Kong	34.5%
China	33.9%
Taiwan	22.1%
Cayman Islands	5.4%
Singapore	3.8%
United States of America	0.2%
Bermuda	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Hong Kong	37.0%
Taiwan	29.4%
China	24.1%
United States of America	7.9%
Cayman Islands	1.4%
Indonesia	0.2%
Bermuda	0.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.8	92.1
Short-Term Investments and Net Other Assets	0.2	7.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	5.4	8.6
China Life Insurance Co. Ltd. (H Shares) (Insurance)	5.2	3.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5.1	9.8
Industrial & Commercial Bank of China Ltd. (Commercial Banks)	4.8	5.0
Cheung Kong Holdings Ltd. (Real Estate Management & Development)	4.1	3.2
Bank of China (H Shares) (Commercial Banks)	4.1	0.0
Yuanta Financial Holding Co. Ltd. (Diversified Financial Services)	3.6	0.0
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	3.1	2.4
Hong Kong Exchange & Clearing Ltd. (Diversified Financial Services)	3.0	1.7
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2.9	1.2
	41.3
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	46.7	27.7
Information Technology	17.6	21.1
Energy	7.0	8.5
Telecommunication Services	7.0	17.6
Industrials	6.8	3.6
Consumer Discretionary	6.8	1.9
Materials	2.1	2.2
Consumer Staples	1.6	1.5
Utilities	0.4	8.0

Semiannual Report

China Region

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.5%
Xinyi Glass Holdings Co. Ltd.	7,414,000	$ 4,603,209
Automobiles - 1.2%
Dongfeng Motor Group Co. Ltd. (H Shares)	13,322,000	9,913,505
Geely Automobile Holdings Ltd.	17,025,000	2,283,910
		12,197,415
Distributors - 0.9%
Li & Fung Ltd.	3,278,000	9,209,256
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	5,535,000	3,273,385
Leisure Equipment & Products - 0.2%
Li Ning Co. Ltd.	946,500	1,936,976
Multiline Retail - 0.8%
Golden Eagle Retail Group Ltd. (H Shares)	4,792,000	3,868,171
New World Department Store China Ltd.	4,351,000	2,439,589
Parkson Retail Group Ltd.	800,000	1,004,692
		7,312,452
Specialty Retail - 1.4%
Esprit Holdings Ltd.	2,198,400	13,470,141
Textiles, Apparel & Luxury Goods - 1.5%
Anta Sports Products Ltd.	6,661,000	5,608,798
China Dongxiang Group Co. Ltd.	13,030,000	6,327,943
Weiqiao Textile Co. Ltd. (H Shares)	8,223,500	3,264,040
		15,200,781
TOTAL CONSUMER DISCRETIONARY		67,203,615
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.2%
Dairy Farm International Holdings Ltd.	2,269,800	12,234,222
Food Products - 0.0%
Want Want China Holdings Ltd.	234,000	116,679
Personal Products - 0.4%
Hengan International Group Co. Ltd.	874,000	3,644,944
TOTAL CONSUMER STAPLES		15,995,845
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
China Petroleum & Chemical Corp. (H Shares)	27,576,000	21,433,267
CNOOC Ltd.	19,852,000	22,161,168
PetroChina Co. Ltd. (H Shares)	29,076,000	25,341,742
		68,936,177
FINANCIALS - 46.7%
Commercial Banks - 15.0%
Bank of China (H Shares)	108,039,000	40,058,212

	Shares	Value
BOC Hong Kong Holdings Ltd.	9,646,000	$ 13,623,837
China Construction Bank Corp. (H Shares)	46,778,000	27,005,799
Chinatrust Financial Holding Co. Ltd.	18,943,000	8,655,416
Hang Seng Bank Ltd.	971,400	10,766,722
Industrial & Commercial Bank of China Ltd.	83,059,000	47,250,779
Wing Hang Bank Ltd.	46,000	271,641
		147,632,406
Diversified Financial Services - 7.4%
China Everbright Ltd.	4,172,000	8,073,484
Hong Kong Exchange & Clearing Ltd.	2,601,000	29,959,309
Yuanta Financial Holding Co. Ltd.	60,359,000	35,287,646
		73,320,439
Insurance - 6.4%
China Life Insurance Co. Ltd. (H Shares)	14,603,000	51,284,484
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,846,000	11,403,663
		62,688,147
Real Estate Management & Development - 17.9%
Cheung Kong Holdings Ltd.	3,938,000	40,622,825
China Overseas Land & Investment Ltd.	12,555,920	21,868,837
China Resources Land Ltd.	10,952,000	19,587,270
Farglory Land Development Co. Ltd.	4,761,000	6,103,214
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,350,800	5,387,933
Hang Lung Properties Ltd.	5,650,000	15,869,144
Henderson Land Development Co. Ltd.	1,662,000	7,741,623
Hysan Development Co. Ltd.	992,000	1,801,603
Kerry Properties Ltd.	922,000	2,784,107
New World China Land Ltd.	5,163,200	2,009,529
New World Development Co. Ltd.	3,114,000	4,072,916
Shimao Property Holdings Ltd.	10,605,500	11,778,249
Sino-Ocean Land Holdings Ltd.	11,649,000	8,560,316
Sun Hung Kai Properties Ltd.	2,757,000	28,501,192
		176,688,758
TOTAL FINANCIALS		460,329,750
INDUSTRIALS - 6.8%
Airlines - 0.1%
Air China Ltd. (H Shares)	3,114,000	1,455,451
Construction & Engineering - 0.7%
China Communications Construction Co. Ltd. (H Shares)	2,635,000	3,125,319
China Railway Construction Corp. Ltd. (H Shares) (a)	2,516,500	3,477,227
		6,602,546
Electrical Equipment - 2.2%
China High Speed Transmission Equipment Group Co. Ltd.	5,074,000	9,065,168
Young Fast Optoelectron Co. Ltd.	1,454,000	12,788,276
		21,853,444
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.6%
Beijing Enterprises Holdings Ltd.	568,500	$ 2,499,122
Far Eastern Textile Ltd.	6,426,000	5,993,114
Hutchison Whampoa Ltd.	2,961,000	17,440,189
		25,932,425
Marine - 0.8%
China Cosco Holdings Co. Ltd. (H Shares)	2,149,000	1,740,410
Shun Tak Holdings Ltd.	14,216,000	6,273,308
		8,013,718
Transportation Infrastructure - 0.4%
China Merchants Holdings International Co. Ltd.	898,000	2,112,334
Cosco Pacific Ltd.	1,540,000	1,461,434
		3,573,768
TOTAL INDUSTRIALS		67,431,352
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.5%
ZTE Corp. (H Shares)	1,348,820	4,547,395
Computers & Peripherals - 1.8%
Acer, Inc.	7,146,000	13,653,173
HTC Corp.	329,000	4,453,654
		18,106,827
Electronic Equipment & Components - 5.6%
AU Optronics Corp.	5,336,000	5,674,916
BYD Co. Ltd. (H Shares)	807,300	2,120,824
Delta Electronics, Inc.	2,048,000	4,469,025
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,520,674	30,363,018
Kingboard Chemical Holdings Ltd.	436,500	1,058,134
Kingboard Laminates Holdings Ltd.	7,440,000	2,945,544
Largan Precision Co. Ltd.	1,030,000	8,260,864
		54,892,325
Internet Software & Services - 2.1%
Tencent Holdings Ltd.	2,357,000	20,832,618
Semiconductors & Semiconductor Equipment - 7.3%
MediaTek, Inc.	924,000	9,606,327
Siliconware Precision Industries Co. Ltd.	6,782,000	8,793,879
Taiwan Semiconductor Manufacturing Co. Ltd.	29,608,443	50,087,232
United Microelectronics Corp.	8,894,000	3,358,118
		71,845,556

	Shares	Value
Software - 0.3%
Changyou.com Ltd. (A Shares) ADR	107,430	$ 3,303,473
TOTAL INFORMATION TECHNOLOGY		173,528,194
MATERIALS - 2.1%
Chemicals - 1.1%
Formosa Plastics Corp.	5,317,000	9,364,890
Huabao International Holdings Ltd.	1,205,000	851,758
		10,216,648
Construction Materials - 0.7%
Anhui Conch Cement Co. Ltd. (H Shares) (a)	554,000	3,672,152
China National Building Materials Co. Ltd. (H Shares)	1,540,000	3,218,944
		6,891,096
Paper & Forest Products - 0.3%
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	4,722,500	2,327,720
(H Shares)	2,104,500	973,993
		3,301,713
TOTAL MATERIALS		20,409,457
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 1.5%
China Telecom Corp. Ltd. (H Shares)	29,024,000	14,287,561
China Unicom (Hong Kong) Ltd.	1,000	1,159
		14,288,720
Wireless Telecommunication Services - 5.5%
China Mobile (Hong Kong) Ltd.	6,212,500	53,646,379
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,234,000	210,427
Hutchison Telecommunications International Ltd.	2,234,000	406,848
		54,263,654
TOTAL TELECOMMUNICATION SERVICES		68,552,374
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
China Resources Power Holdings Co. Ltd.	1,908,000	4,275,569
TOTAL COMMON STOCKS (Cost $950,646,777)		946,662,333
Government Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.21% 5/14/09 to 5/21/09 (c) (Cost $5,099,424)	$ 5,100,000	5,099,899
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b) (Cost $29,069,567)	29,069,567	$ 29,069,567
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $984,815,768)		980,831,799
NET OTHER ASSETS - 0.5%		5,243,940
NET ASSETS - 100%		$ 986,075,739
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,595 MSCI Taiwan Stock Index Contracts (Singapore)	May 2009	$ 37,131,600	$ 3,325,561
The face value of futures purchased as a percentage of net assets - 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,399,908.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 188,670
Fidelity Securities Lending Cash Central Fund	70,581
Total	$ 259,251
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 980,831,799	$ 46,934,982	$ 933,686,390	$ 210,427
Other Financial Instruments*	$ 3,325,561	$ 3,325,561	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,377,416
Total Realized Gain (Loss)	(2,615,311)
Total Unrealized Gain (Loss)	3,181,059
Cost of Purchases	903,606
Proceeds of Sales	(4,636,343)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 210,427

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $148,402,224 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $955,746,201)	$ 951,762,232
Fidelity Central Funds (cost $29,069,567)	29,069,567
Total Investments (cost $984,815,768)		$ 980,831,799
Foreign currency held at value (cost $5,067)		5,175
Receivable for investments sold		2,352,318
Receivable for fund shares sold		4,354,637
Dividends receivable		1,896,126
Distributions receivable from Fidelity Central Funds		16,861
Receivable for daily variation on futures contracts		3,891,800
Prepaid expenses		6,016
Other receivables		231,144
Total assets		993,585,876

Liabilities
Payable for investments purchased	$ 5,526,050
Payable for fund shares redeemed	1,109,383
Accrued management fee	544,788
Distribution fees payable	1,519
Other affiliated payables	254,513
Other payables and accrued expenses	73,884
Total liabilities		7,510,137

Net Assets		$ 986,075,739
Net Assets consist of:
Paid in capital		$ 1,280,743,745
Undistributed net investment income		428,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,483,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(613,201)
Net Assets		$ 986,075,739

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,956,958 ÷ 101,560.1 shares)	$ 19.27

Maximum offering price per share (100/94.25 of $19.27)	$ 20.45
Class T: Net Asset Value and redemption price per share ($765,300 ÷ 39,756.5 shares)	$ 19.25

Maximum offering price per share (100/96.50 of $19.25)	$ 19.95
Class B: Net Asset Value and offering price per share ($494,927 ÷ 25,770.6 shares) A	$ 19.21

Class C: Net Asset Value and offering price per share ($1,029,147 ÷ 53,645.3 shares) A	$ 19.18

China Region: Net Asset Value, offering price and redemption price per share ($981,297,603 ÷ 50,827,371.5 shares)	$ 19.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($531,804 ÷ 27,549.5 shares)	$ 19.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 6,021,343
Interest		3,039
Income from Fidelity Central Funds (including $70,581 from security lending)		259,251
		6,283,633
Less foreign taxes withheld		(91,131)
Total income		6,192,502

Expenses
Management fee	$ 2,759,937
Transfer agent fees	1,144,320
Distribution fees	4,576
Accounting and security lending fees	186,172
Custodian fees and expenses	266,287
Independent trustees' compensation	2,850
Registration fees	72,616
Audit	37,847
Legal	2,117
Miscellaneous	7,440
Total expenses before reductions	4,484,162
Expense reductions	(376,148)	4,108,014
Net investment income (loss)		2,084,488
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(148,995,318)
Foreign currency transactions	(521,053)
Futures contracts	8,511,070
Total net realized gain (loss)		(141,005,301)
Change in net unrealized appreciation (depreciation) on: Investment securities	269,544,710
Assets and liabilities in foreign currencies	78,938
Futures contracts	3,325,561
Total change in net unrealized appreciation (depreciation)		272,949,209
Net gain (loss)		131,943,908
Net increase (decrease) in net assets resulting from operations		$ 134,028,396

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,084,488	$ 20,232,414
Net realized gain (loss)	(141,005,301)	(151,826,882)
Change in net unrealized appreciation (depreciation)	272,949,209	(900,567,403)
Net increase (decrease) in net assets resulting from operations	134,028,396	(1,032,161,871)
Distributions to shareholders from net investment income	(7,631,813)	(15,794,709)
Distributions to shareholders from net realized gain	-	(223,593,729)
Total distributions	(7,631,813)	(239,388,438)
Share transactions - net increase (decrease)	118,304,742	(34,409,565)
Redemption fees	191,192	2,616,118
Total increase (decrease) in net assets	244,892,517	(1,303,343,756)

Net Assets
Beginning of period	741,183,222	2,044,526,978
End of period (including undistributed net investment income of $428,589 and undistributed net investment income of $6,027,366, respectively)	$ 986,075,739	$ 741,183,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	.03	.28
Net realized and unrealized gain (loss)	2.73	(12.91)
Total from investment operations	2.76	(12.63)
Distributions from net investment income	(.16)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.27	$ 16.67
Total Return B,C,D	16.78%	(43.07)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.44% A
Expenses net of fee waivers, if any	1.37% A	1.44% A
Expenses net of all reductions	1.28% A	1.30% A
Net investment income (loss)	.33% A	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,957	$ 340
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	- J	.26
Net realized and unrealized gain (loss)	2.74	(12.91)
Total from investment operations	2.74	(12.65)
Distributions from net investment income	(.14)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.25	$ 16.65
Total Return B,C,D	16.61%	(43.14)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.68% A
Expenses net of fee waivers, if any	1.65% A	1.68% A
Expenses net of all reductions	1.55% A	1.53% A
Net investment income (loss)	.05% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 765	$ 107
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.20
Net realized and unrealized gain (loss)	2.74	(12.89)
Total from investment operations	2.70	(12.69)
Distributions from net investment income	(.10)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.21	$ 16.61
Total Return B,C,D	16.35%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	2.17% A
Expenses net of fee waivers, if any	2.14% A	2.17% A
Expenses net of all reductions	2.05% A	2.02% A
Net investment income (loss)	(.44)% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 495	$ 155
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.20
Net realized and unrealized gain (loss)	2.73	(12.89)
Total from investment operations	2.69	(12.69)
Distributions from net investment income	(.12)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.18	$ 16.61
Total Return B,C,D	16.31%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	2.13% A
Expenses net of fee waivers, if any	2.14% A	2.13% A
Expenses net of all reductions	2.04% A	1.98% A
Net investment income (loss)	(.44)% A	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,029	$ 233
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 41.52	$ 22.94	$ 17.74	$ 15.88	$ 15.14
Income from Investment Operations
Net investment income (loss) D	.04	.39	.46	.42	.36	.25
Net realized and unrealized gain (loss)	2.75	(20.42)	18.58	4.99	1.75	.73
Total from investment operations	2.79	(20.03)	19.04	5.41	2.11	.98
Distributions from net investment income	(.17)	(.32)	(.29)	(.22)	(.26)	(.26)
Distributions from net realized gain	-	(4.53)	(.20)	-	-	-
Total distributions	(.17)	(4.85)	(.49)	(.22)	(.26)	(.26)
Redemption fees added to paid in capital D	- H	.05	.03	.01	.01	.02
Net asset value, end of period	$ 19.31	$ 16.69	$ 41.52	$ 22.94	$ 17.74	$ 15.88
Total Return B,C	16.93%	(53.75)%	84.73%	30.83%	13.44%	6.71%
Ratios to Average Net Assets E,G
Expenses before reductions	1.16% A	1.11%	1.08%	1.14%	1.16%	1.22%
Expenses net of fee waivers, if any	1.16% A	1.11%	1.08%	1.14%	1.16%	1.22%
Expenses net of all reductions	1.06% A	.96%	.92%	1.08%	1.12%	1.22%
Net investment income (loss)	.54% A	1.45%	1.64%	1.99%	2.04%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 981,298	$ 740,289	$ 2,044,527	$ 734,793	$ 396,905	$ 296,004
Portfolio turnover rate F	153% A	133%	173%	36%	44%	101%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	.05	.34
Net realized and unrealized gain (loss)	2.73	(12.94)
Total from investment operations	2.78	(12.60)
Distributions from net investment income	(.18)	-
Redemption fees added to paid in capital D	- I	.02
Net asset value, end of period	$ 19.30	$ 16.70
Total Return B,C	16.88%	(42.96)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.05% A
Expenses net of fee waivers, if any	1.13% A	1.05% A
Expenses net of all reductions	1.03% A	.91% A
Net investment income (loss)	.57% A	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 532	$ 60
Portfolio turnover rate F	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, China Region and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if any, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 107,245,660
Unrealized depreciation	(119,557,541)
Net unrealized appreciation (depreciation)	$ (12,311,881)
Cost for federal income tax purposes	$ 993,143,680

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

China Region

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $705,222,596 and $561,464,477, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 846	$ 132
Class T	.25%	.25%	640	138
Class B	.75%	.25%	1,051	858
Class C	.75%	.25%	2,039	1,266
			$ 4,576	$ 2,394

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,875
Class T	1,045
Class B*	9
Class C*	38
$ 2,967

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 906.26
Class T	381.29
Class B	304.29
Class C	589.29
China Region	1,141,887.30
Institutional Class	253.26
	$ 1,144,320

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $199 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,296 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

China Region

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of China Region's operating expenses. During the period, this reimbursement reduced the class' expenses by $15,625.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $360,523 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 4,014	$ -
Class T	973	-
Class B	969	-
Class C	1,793	-
China Region	7,623,415	15,794,709
Institutional Class	649	-
Total	$ 7,631,813	$ 15,794,709
From net realized gain
China Region	$ -	$ 223,593,729

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	85,138	30,242	$ 1,466,163	$ 750,104
Reinvestment of distributions	220	-	3,532	-
Shares redeemed	(4,210)	(9,830)	(70,452)	(195,417)
Net increase (decrease)	81,148	20,412	$ 1,399,243	$ 554,687
Class T
Shares sold	33,651	6,603	$ 578,396	$ 171,008
Reinvestment of distributions	61	-	973	-
Shares redeemed	(388)	(170)	(6,048)	(3,942)
Net increase (decrease)	33,324	6,433	$ 573,321	$ 167,066
Class B
Shares sold	17,905	9,379	$ 316,093	$ 239,439
Reinvestment of distributions	60	-	969	-
Shares redeemed	(1,504)	(69)	(23,221)	(1,147)
Net increase (decrease)	16,461	9,310	$ 293,841	$ 238,292
Class C
Shares sold	41,170	16,209	$ 714,711	$ 359,453
Reinvestment of distributions	112	-	1,793	-
Shares redeemed	(1,653)	(2,193)	(25,022)	(34,305)
Net increase (decrease)	39,629	14,016	$ 691,482	$ 325,148
China Region
Shares sold	12,544,768	24,232,728	$ 214,152,440	$ 702,714,867
Reinvestment of distributions	454,390	7,102,996	7,297,501	228,787,494
Shares redeemed	(6,528,447)	(36,222,341)	(106,508,988)	(967,305,455)
Net increase (decrease)	6,470,711	(4,886,617)	$ 114,940,953	$ (35,803,094)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Institutional Class
Shares sold	24,097	5,359	$ 407,843	$ 145,686
Reinvestment of distributions	40	-	649	-
Shares redeemed	(155)	(1,791)	(2,590)	(37,350)
Net increase (decrease)	23,982	3,568	$ 405,902	$ 108,336

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Japan) Inc.
Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

AHKC-USAN-0609
1.861461.100

Fidelity Advisor
China Region Fund -
Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of
Fidelity® China Region Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

China Region

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.37%
Actual		$ 1,000.00	$ 1,167.80	$ 7.36
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.65%
Actual		$ 1,000.00	$ 1,166.10	$ 8.86
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.14%
Actual		$ 1,000.00	$ 1,163.50	$ 11.48
Hypothetical A		$ 1,000.00	$ 1,014.18	$ 10.69
Class C	2.14%
Actual		$ 1,000.00	$ 1,163.10	$ 11.48
Hypothetical A		$ 1,000.00	$ 1,014.18	$ 10.69
China Region	1.16%
Actual		$ 1,000.00	$ 1,169.30	$ 6.24
Hypothetical A		$ 1,000.00	$ 1,019.04	$ 5.81
Institutional Class	1.13%
Actual		$ 1,000.00	$ 1,168.80	$ 6.08
Hypothetical A		$ 1,000.00	$ 1,019.19	$ 5.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

China Region

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Hong Kong	34.5%
China	33.9%
Taiwan	22.1%
Cayman Islands	5.4%
Singapore	3.8%
United States of America	0.2%
Bermuda	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Hong Kong	37.0%
Taiwan	29.4%
China	24.1%
United States of America	7.9%
Cayman Islands	1.4%
Indonesia	0.2%
Bermuda	0.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.8	92.1
Short-Term Investments and Net Other Assets	0.2	7.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	5.4	8.6
China Life Insurance Co. Ltd. (H Shares) (Insurance)	5.2	3.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	5.1	9.8
Industrial & Commercial Bank of China Ltd. (Commercial Banks)	4.8	5.0
Cheung Kong Holdings Ltd. (Real Estate Management & Development)	4.1	3.2
Bank of China (H Shares) (Commercial Banks)	4.1	0.0
Yuanta Financial Holding Co. Ltd. (Diversified Financial Services)	3.6	0.0
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	3.1	2.4
Hong Kong Exchange & Clearing Ltd. (Diversified Financial Services)	3.0	1.7
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2.9	1.2
	41.3
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	46.7	27.7
Information Technology	17.6	21.1
Energy	7.0	8.5
Telecommunication Services	7.0	17.6
Industrials	6.8	3.6
Consumer Discretionary	6.8	1.9
Materials	2.1	2.2
Consumer Staples	1.6	1.5
Utilities	0.4	8.0

Semiannual Report

China Region

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.5%
Xinyi Glass Holdings Co. Ltd.	7,414,000	$ 4,603,209
Automobiles - 1.2%
Dongfeng Motor Group Co. Ltd. (H Shares)	13,322,000	9,913,505
Geely Automobile Holdings Ltd.	17,025,000	2,283,910
		12,197,415
Distributors - 0.9%
Li & Fung Ltd.	3,278,000	9,209,256
Household Durables - 0.3%
Techtronic Industries Co. Ltd.	5,535,000	3,273,385
Leisure Equipment & Products - 0.2%
Li Ning Co. Ltd.	946,500	1,936,976
Multiline Retail - 0.8%
Golden Eagle Retail Group Ltd. (H Shares)	4,792,000	3,868,171
New World Department Store China Ltd.	4,351,000	2,439,589
Parkson Retail Group Ltd.	800,000	1,004,692
		7,312,452
Specialty Retail - 1.4%
Esprit Holdings Ltd.	2,198,400	13,470,141
Textiles, Apparel & Luxury Goods - 1.5%
Anta Sports Products Ltd.	6,661,000	5,608,798
China Dongxiang Group Co. Ltd.	13,030,000	6,327,943
Weiqiao Textile Co. Ltd. (H Shares)	8,223,500	3,264,040
		15,200,781
TOTAL CONSUMER DISCRETIONARY		67,203,615
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.2%
Dairy Farm International Holdings Ltd.	2,269,800	12,234,222
Food Products - 0.0%
Want Want China Holdings Ltd.	234,000	116,679
Personal Products - 0.4%
Hengan International Group Co. Ltd.	874,000	3,644,944
TOTAL CONSUMER STAPLES		15,995,845
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
China Petroleum & Chemical Corp. (H Shares)	27,576,000	21,433,267
CNOOC Ltd.	19,852,000	22,161,168
PetroChina Co. Ltd. (H Shares)	29,076,000	25,341,742
		68,936,177
FINANCIALS - 46.7%
Commercial Banks - 15.0%
Bank of China (H Shares)	108,039,000	40,058,212

	Shares	Value
BOC Hong Kong Holdings Ltd.	9,646,000	$ 13,623,837
China Construction Bank Corp. (H Shares)	46,778,000	27,005,799
Chinatrust Financial Holding Co. Ltd.	18,943,000	8,655,416
Hang Seng Bank Ltd.	971,400	10,766,722
Industrial & Commercial Bank of China Ltd.	83,059,000	47,250,779
Wing Hang Bank Ltd.	46,000	271,641
		147,632,406
Diversified Financial Services - 7.4%
China Everbright Ltd.	4,172,000	8,073,484
Hong Kong Exchange & Clearing Ltd.	2,601,000	29,959,309
Yuanta Financial Holding Co. Ltd.	60,359,000	35,287,646
		73,320,439
Insurance - 6.4%
China Life Insurance Co. Ltd. (H Shares)	14,603,000	51,284,484
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,846,000	11,403,663
		62,688,147
Real Estate Management & Development - 17.9%
Cheung Kong Holdings Ltd.	3,938,000	40,622,825
China Overseas Land & Investment Ltd.	12,555,920	21,868,837
China Resources Land Ltd.	10,952,000	19,587,270
Farglory Land Development Co. Ltd.	4,761,000	6,103,214
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,350,800	5,387,933
Hang Lung Properties Ltd.	5,650,000	15,869,144
Henderson Land Development Co. Ltd.	1,662,000	7,741,623
Hysan Development Co. Ltd.	992,000	1,801,603
Kerry Properties Ltd.	922,000	2,784,107
New World China Land Ltd.	5,163,200	2,009,529
New World Development Co. Ltd.	3,114,000	4,072,916
Shimao Property Holdings Ltd.	10,605,500	11,778,249
Sino-Ocean Land Holdings Ltd.	11,649,000	8,560,316
Sun Hung Kai Properties Ltd.	2,757,000	28,501,192
		176,688,758
TOTAL FINANCIALS		460,329,750
INDUSTRIALS - 6.8%
Airlines - 0.1%
Air China Ltd. (H Shares)	3,114,000	1,455,451
Construction & Engineering - 0.7%
China Communications Construction Co. Ltd. (H Shares)	2,635,000	3,125,319
China Railway Construction Corp. Ltd. (H Shares) (a)	2,516,500	3,477,227
		6,602,546
Electrical Equipment - 2.2%
China High Speed Transmission Equipment Group Co. Ltd.	5,074,000	9,065,168
Young Fast Optoelectron Co. Ltd.	1,454,000	12,788,276
		21,853,444
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 2.6%
Beijing Enterprises Holdings Ltd.	568,500	$ 2,499,122
Far Eastern Textile Ltd.	6,426,000	5,993,114
Hutchison Whampoa Ltd.	2,961,000	17,440,189
		25,932,425
Marine - 0.8%
China Cosco Holdings Co. Ltd. (H Shares)	2,149,000	1,740,410
Shun Tak Holdings Ltd.	14,216,000	6,273,308
		8,013,718
Transportation Infrastructure - 0.4%
China Merchants Holdings International Co. Ltd.	898,000	2,112,334
Cosco Pacific Ltd.	1,540,000	1,461,434
		3,573,768
TOTAL INDUSTRIALS		67,431,352
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 0.5%
ZTE Corp. (H Shares)	1,348,820	4,547,395
Computers & Peripherals - 1.8%
Acer, Inc.	7,146,000	13,653,173
HTC Corp.	329,000	4,453,654
		18,106,827
Electronic Equipment & Components - 5.6%
AU Optronics Corp.	5,336,000	5,674,916
BYD Co. Ltd. (H Shares)	807,300	2,120,824
Delta Electronics, Inc.	2,048,000	4,469,025
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,520,674	30,363,018
Kingboard Chemical Holdings Ltd.	436,500	1,058,134
Kingboard Laminates Holdings Ltd.	7,440,000	2,945,544
Largan Precision Co. Ltd.	1,030,000	8,260,864
		54,892,325
Internet Software & Services - 2.1%
Tencent Holdings Ltd.	2,357,000	20,832,618
Semiconductors & Semiconductor Equipment - 7.3%
MediaTek, Inc.	924,000	9,606,327
Siliconware Precision Industries Co. Ltd.	6,782,000	8,793,879
Taiwan Semiconductor Manufacturing Co. Ltd.	29,608,443	50,087,232
United Microelectronics Corp.	8,894,000	3,358,118
		71,845,556

	Shares	Value
Software - 0.3%
Changyou.com Ltd. (A Shares) ADR	107,430	$ 3,303,473
TOTAL INFORMATION TECHNOLOGY		173,528,194
MATERIALS - 2.1%
Chemicals - 1.1%
Formosa Plastics Corp.	5,317,000	9,364,890
Huabao International Holdings Ltd.	1,205,000	851,758
		10,216,648
Construction Materials - 0.7%
Anhui Conch Cement Co. Ltd. (H Shares) (a)	554,000	3,672,152
China National Building Materials Co. Ltd. (H Shares)	1,540,000	3,218,944
		6,891,096
Paper & Forest Products - 0.3%
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	4,722,500	2,327,720
(H Shares)	2,104,500	973,993
		3,301,713
TOTAL MATERIALS		20,409,457
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 1.5%
China Telecom Corp. Ltd. (H Shares)	29,024,000	14,287,561
China Unicom (Hong Kong) Ltd.	1,000	1,159
		14,288,720
Wireless Telecommunication Services - 5.5%
China Mobile (Hong Kong) Ltd.	6,212,500	53,646,379
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,234,000	210,427
Hutchison Telecommunications International Ltd.	2,234,000	406,848
		54,263,654
TOTAL TELECOMMUNICATION SERVICES		68,552,374
UTILITIES - 0.4%
Independent Power Producers & Energy Traders - 0.4%
China Resources Power Holdings Co. Ltd.	1,908,000	4,275,569
TOTAL COMMON STOCKS (Cost $950,646,777)		946,662,333
Government Obligations - 0.5%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.21% 5/14/09 to 5/21/09 (c) (Cost $5,099,424)	$ 5,100,000	5,099,899
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b) (Cost $29,069,567)	29,069,567	$ 29,069,567
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $984,815,768)		980,831,799
NET OTHER ASSETS - 0.5%		5,243,940
NET ASSETS - 100%		$ 986,075,739
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,595 MSCI Taiwan Stock Index Contracts (Singapore)	May 2009	$ 37,131,600	$ 3,325,561
The face value of futures purchased as a percentage of net assets - 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,399,908.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 188,670
Fidelity Securities Lending Cash Central Fund	70,581
Total	$ 259,251
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 980,831,799	$ 46,934,982	$ 933,686,390	$ 210,427
Other Financial Instruments*	$ 3,325,561	$ 3,325,561	$ -	$ -
*Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,377,416
Total Realized Gain (Loss)	(2,615,311)
Total Unrealized Gain (Loss)	3,181,059
Cost of Purchases	903,606
Proceeds of Sales	(4,636,343)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 210,427

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $148,402,224 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $955,746,201)	$ 951,762,232
Fidelity Central Funds (cost $29,069,567)	29,069,567
Total Investments (cost $984,815,768)		$ 980,831,799
Foreign currency held at value (cost $5,067)		5,175
Receivable for investments sold		2,352,318
Receivable for fund shares sold		4,354,637
Dividends receivable		1,896,126
Distributions receivable from Fidelity Central Funds		16,861
Receivable for daily variation on futures contracts		3,891,800
Prepaid expenses		6,016
Other receivables		231,144
Total assets		993,585,876

Liabilities
Payable for investments purchased	$ 5,526,050
Payable for fund shares redeemed	1,109,383
Accrued management fee	544,788
Distribution fees payable	1,519
Other affiliated payables	254,513
Other payables and accrued expenses	73,884
Total liabilities		7,510,137

Net Assets		$ 986,075,739
Net Assets consist of:
Paid in capital		$ 1,280,743,745
Undistributed net investment income		428,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(294,483,394)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(613,201)
Net Assets		$ 986,075,739

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,956,958 ÷ 101,560.1 shares)	$ 19.27

Maximum offering price per share (100/94.25 of $19.27)	$ 20.45
Class T: Net Asset Value and redemption price per share ($765,300 ÷ 39,756.5 shares)	$ 19.25

Maximum offering price per share (100/96.50 of $19.25)	$ 19.95
Class B: Net Asset Value and offering price per share ($494,927 ÷ 25,770.6 shares) A	$ 19.21

Class C: Net Asset Value and offering price per share ($1,029,147 ÷ 53,645.3 shares) A	$ 19.18

China Region: Net Asset Value, offering price and redemption price per share ($981,297,603 ÷ 50,827,371.5 shares)	$ 19.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($531,804 ÷ 27,549.5 shares)	$ 19.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 6,021,343
Interest		3,039
Income from Fidelity Central Funds (including $70,581 from security lending)		259,251
		6,283,633
Less foreign taxes withheld		(91,131)
Total income		6,192,502

Expenses
Management fee	$ 2,759,937
Transfer agent fees	1,144,320
Distribution fees	4,576
Accounting and security lending fees	186,172
Custodian fees and expenses	266,287
Independent trustees' compensation	2,850
Registration fees	72,616
Audit	37,847
Legal	2,117
Miscellaneous	7,440
Total expenses before reductions	4,484,162
Expense reductions	(376,148)	4,108,014
Net investment income (loss)		2,084,488
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(148,995,318)
Foreign currency transactions	(521,053)
Futures contracts	8,511,070
Total net realized gain (loss)		(141,005,301)
Change in net unrealized appreciation (depreciation) on: Investment securities	269,544,710
Assets and liabilities in foreign currencies	78,938
Futures contracts	3,325,561
Total change in net unrealized appreciation (depreciation)		272,949,209
Net gain (loss)		131,943,908
Net increase (decrease) in net assets resulting from operations		$ 134,028,396

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,084,488	$ 20,232,414
Net realized gain (loss)	(141,005,301)	(151,826,882)
Change in net unrealized appreciation (depreciation)	272,949,209	(900,567,403)
Net increase (decrease) in net assets resulting from operations	134,028,396	(1,032,161,871)
Distributions to shareholders from net investment income	(7,631,813)	(15,794,709)
Distributions to shareholders from net realized gain	-	(223,593,729)
Total distributions	(7,631,813)	(239,388,438)
Share transactions - net increase (decrease)	118,304,742	(34,409,565)
Redemption fees	191,192	2,616,118
Total increase (decrease) in net assets	244,892,517	(1,303,343,756)

Net Assets
Beginning of period	741,183,222	2,044,526,978
End of period (including undistributed net investment income of $428,589 and undistributed net investment income of $6,027,366, respectively)	$ 986,075,739	$ 741,183,222

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.67	$ 29.28
Income from Investment Operations
Net investment income (loss) E	.03	.28
Net realized and unrealized gain (loss)	2.73	(12.91)
Total from investment operations	2.76	(12.63)
Distributions from net investment income	(.16)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.27	$ 16.67
Total Return B,C,D	16.78%	(43.07)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37% A	1.44% A
Expenses net of fee waivers, if any	1.37% A	1.44% A
Expenses net of all reductions	1.28% A	1.30% A
Net investment income (loss)	.33% A	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,957	$ 340
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 29.28
Income from Investment Operations
Net investment income (loss) E	- J	.26
Net realized and unrealized gain (loss)	2.74	(12.91)
Total from investment operations	2.74	(12.65)
Distributions from net investment income	(.14)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.25	$ 16.65
Total Return B,C,D	16.61%	(43.14)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.65% A	1.68% A
Expenses net of fee waivers, if any	1.65% A	1.68% A
Expenses net of all reductions	1.55% A	1.53% A
Net investment income (loss)	.05% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 765	$ 107
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.20
Net realized and unrealized gain (loss)	2.74	(12.89)
Total from investment operations	2.70	(12.69)
Distributions from net investment income	(.10)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.21	$ 16.61
Total Return B,C,D	16.35%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	2.17% A
Expenses net of fee waivers, if any	2.14% A	2.17% A
Expenses net of all reductions	2.05% A	2.02% A
Net investment income (loss)	(.44)% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 495	$ 155
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 16.61	$ 29.28
Income from Investment Operations
Net investment income (loss) E	(.04)	.20
Net realized and unrealized gain (loss)	2.73	(12.89)
Total from investment operations	2.69	(12.69)
Distributions from net investment income	(.12)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 19.18	$ 16.61
Total Return B,C,D	16.31%	(43.27)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.14% A	2.13% A
Expenses net of fee waivers, if any	2.14% A	2.13% A
Expenses net of all reductions	2.04% A	1.98% A
Net investment income (loss)	(.44)% A	1.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,029	$ 233
Portfolio turnover rate G	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 16.69	$ 41.52	$ 22.94	$ 17.74	$ 15.88	$ 15.14
Income from Investment Operations
Net investment income (loss) D	.04	.39	.46	.42	.36	.25
Net realized and unrealized gain (loss)	2.75	(20.42)	18.58	4.99	1.75	.73
Total from investment operations	2.79	(20.03)	19.04	5.41	2.11	.98
Distributions from net investment income	(.17)	(.32)	(.29)	(.22)	(.26)	(.26)
Distributions from net realized gain	-	(4.53)	(.20)	-	-	-
Total distributions	(.17)	(4.85)	(.49)	(.22)	(.26)	(.26)
Redemption fees added to paid in capital D	- H	.05	.03	.01	.01	.02
Net asset value, end of period	$ 19.31	$ 16.69	$ 41.52	$ 22.94	$ 17.74	$ 15.88
Total Return B,C	16.93%	(53.75)%	84.73%	30.83%	13.44%	6.71%
Ratios to Average Net Assets E,G
Expenses before reductions	1.16% A	1.11%	1.08%	1.14%	1.16%	1.22%
Expenses net of fee waivers, if any	1.16% A	1.11%	1.08%	1.14%	1.16%	1.22%
Expenses net of all reductions	1.06% A	.96%	.92%	1.08%	1.12%	1.22%
Net investment income (loss)	.54% A	1.45%	1.64%	1.99%	2.04%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 981,298	$ 740,289	$ 2,044,527	$ 734,793	$ 396,905	$ 296,004
Portfolio turnover rate F	153% A	133%	173%	36%	44%	101%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 16.70	$ 29.28
Income from Investment Operations
Net investment income (loss) D	.05	.34
Net realized and unrealized gain (loss)	2.73	(12.94)
Total from investment operations	2.78	(12.60)
Distributions from net investment income	(.18)	-
Redemption fees added to paid in capital D	- I	.02
Net asset value, end of period	$ 19.30	$ 16.70
Total Return B,C	16.88%	(42.96)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.13% A	1.05% A
Expenses net of fee waivers, if any	1.13% A	1.05% A
Expenses net of all reductions	1.03% A	.91% A
Net investment income (loss)	.57% A	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 532	$ 60
Portfolio turnover rate F	153% A	133%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, China Region and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if any, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 107,245,660
Unrealized depreciation	(119,557,541)
Net unrealized appreciation (depreciation)	$ (12,311,881)
Cost for federal income tax purposes	$ 993,143,680

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

China Region

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $705,222,596 and $561,464,477, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 846	$ 132
Class T	.25%	.25%	640	138
Class B	.75%	.25%	1,051	858
Class C	.75%	.25%	2,039	1,266
			$ 4,576	$ 2,394

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,875
Class T	1,045
Class B*	9
Class C*	38
$ 2,967

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 906.26
Class T	381.29
Class B	304.29
Class C	589.29
China Region	1,141,887.30
Institutional Class	253.26
	$ 1,144,320

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $199 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,296 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

China Region

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of China Region's operating expenses. During the period, this reimbursement reduced the class' expenses by $15,625.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $360,523 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 4,014	$ -
Class T	973	-
Class B	969	-
Class C	1,793	-
China Region	7,623,415	15,794,709
Institutional Class	649	-
Total	$ 7,631,813	$ 15,794,709
From net realized gain
China Region	$ -	$ 223,593,729

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	85,138	30,242	$ 1,466,163	$ 750,104
Reinvestment of distributions	220	-	3,532	-
Shares redeemed	(4,210)	(9,830)	(70,452)	(195,417)
Net increase (decrease)	81,148	20,412	$ 1,399,243	$ 554,687
Class T
Shares sold	33,651	6,603	$ 578,396	$ 171,008
Reinvestment of distributions	61	-	973	-
Shares redeemed	(388)	(170)	(6,048)	(3,942)
Net increase (decrease)	33,324	6,433	$ 573,321	$ 167,066
Class B
Shares sold	17,905	9,379	$ 316,093	$ 239,439
Reinvestment of distributions	60	-	969	-
Shares redeemed	(1,504)	(69)	(23,221)	(1,147)
Net increase (decrease)	16,461	9,310	$ 293,841	$ 238,292
Class C
Shares sold	41,170	16,209	$ 714,711	$ 359,453
Reinvestment of distributions	112	-	1,793	-
Shares redeemed	(1,653)	(2,193)	(25,022)	(34,305)
Net increase (decrease)	39,629	14,016	$ 691,482	$ 325,148
China Region
Shares sold	12,544,768	24,232,728	$ 214,152,440	$ 702,714,867
Reinvestment of distributions	454,390	7,102,996	7,297,501	228,787,494
Shares redeemed	(6,528,447)	(36,222,341)	(106,508,988)	(967,305,455)
Net increase (decrease)	6,470,711	(4,886,617)	$ 114,940,953	$ (35,803,094)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Institutional Class
Shares sold	24,097	5,359	$ 407,843	$ 145,686
Reinvestment of distributions	40	-	649	-
Shares redeemed	(155)	(1,791)	(2,590)	(37,350)
Net increase (decrease)	23,982	3,568	$ 405,902	$ 108,336

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

AHKCI-USAN-0609
1.861453.100

Fidelity®
Emerging Markets
Fund -
Class K

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Emerging Markets

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Emerging Markets	1.14%
Actual		$ 1,000.00	$ 1,077.20	$ 5.87
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class K	.91%
Actual		$ 1,000.00	$ 1,078.60	$ 4.69
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Emerging Markets

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Brazil	13.1%
Korea (South)	11.9%
China	9.6%
Taiwan	8.8%
South Africa	8.0%
Russia	6.6%
India	6.5%
Hong Kong	6.3%
Indonesia	3.9%
Other	25.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2008
Brazil	15.0%
South Africa	9.3%
Russia	8.9%
Korea (South)	8.5%
China	6.6%
India	6.5%
United States of America	5.7%
Taiwan	5.5%
Hong Kong	4.9%
Other	29.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.9	95.1
Short-Term Investments and Net Other Assets	2.1	4.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	3.8	3.6
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.7	2.7
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.5	2.7
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.3	2.2
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	2.0	0.5
Industrial & Commercial Bank of China Ltd. (China, Commercial Banks)	2.0	1.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.9	0.0
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.8	1.9
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.7	1.8
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.6	3.2
	22.3
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	24.9
Energy	14.5	15.7
Information Technology	14.3	10.0
Materials	12.6	11.2
Consumer Discretionary	9.3	4.9
Telecommunication Services	8.8	10.3
Industrials	5.6	5.9
Consumer Staples	5.0	6.0
Utilities	3.3	4.8
Health Care	2.5	1.4

Semiannual Report

Emerging Markets

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.2%
Sino Gold Mining Ltd. (a)	1,099,122	$ 4,355,485
Austria - 0.4%
Erste Bank AG (d)	260,400	5,431,962
Raiffeisen International Bank-Holding AG (d)	129,400	4,459,619
TOTAL AUSTRIA		9,891,581
Bermuda - 1.5%
Aquarius Platinum Ltd. (a)	250,391	928,502
Aquarius Platinum Ltd.:
(Australia)	2,253,523	8,356,537
(United Kingdom) (a)	731,222	2,755,316
Credicorp Ltd. (NY Shares)	216,700	10,839,334
Huabao International Holdings Ltd.	4,530,000	3,202,044
Ports Design Ltd.	5,846,500	8,878,280
TOTAL BERMUDA		34,960,013
Brazil - 13.1%
America Latina Logistica SA unit	1,736,400	8,924,363
Banco ABC Brasil SA	804,300	2,574,407
Banco Bradesco SA:
(PN)	2,090,100	25,995,437
(PN) sponsored ADR	67,000	822,760
Companhia de Saneamento de Minas Gerais	19,364	209,936
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	572,600	8,617,630
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	990,400	18,342,208
Companhia Vale do Rio Doce (PN-A) sponsored ADR	4,512,300	61,953,882
GVT Holding SA (a)	667,300	8,824,306
Itau Unibanco Banco Multiplo SA ADR	243,542	3,343,832
Localiza Rent a Car SA	240,400	1,246,547
Lojas Renner SA	264,500	2,401,962
MRV Engenharia e Participacoes SA	615,700	6,112,095
Net Servicos de Comunicacao SA sponsored ADR (d)	1,268,366	10,324,499
OGX Petroleo e Gas Participacoes SA	36,000	15,127,753
PDG Realty S.A. Empreendimentos e Participacoes	605,100	5,771,685
Perdigao SA (ON)	464,900	6,855,678
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	3,175,400	43,007,544
(PN) sponsored ADR (non-vtg.)	1,628,100	43,926,138
sponsored ADR	334,900	11,242,593
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,121,779	9,804,348
TOTAL BRAZIL		295,429,603
Canada - 0.3%
Addax Petroleum, Inc.	253,400	6,973,942

	Shares	Value
Cayman Islands - 1.3%
Anta Sports Products Ltd.	4,560,000	$ 3,839,681
Chaoda Modern Agriculture (Holdings) Ltd.	11,371,905	6,430,265
China Dongxiang Group Co. Ltd.	18,345,000	8,909,141
Integra Group Holdings unit (a)	2,905,100	4,879,406
Want Want China Holdings Ltd.	6,432,400	3,207,377
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	321,600	2,244,768
TOTAL CAYMAN ISLANDS		29,510,638
China - 9.6%
Baidu.com, Inc. sponsored ADR (a)	44,100	10,270,890
China BlueChemical Ltd. (H shares)	4,412,000	2,340,380
China Coal Energy Co. Ltd. (H Shares)	7,758,700	6,621,675
China Construction Bank Corp. (H Shares)	67,368,000	38,892,785
China Gas Holdings Ltd.	15,880,000	2,912,230
China Merchants Bank Co. Ltd. (H Shares)	7,864,500	14,051,707
China National Materials Co. Ltd. (a)	3,005,000	2,284,279
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	16,773,000	7,524,855
China Yurun Food Group Ltd.	6,719,000	7,957,711
Golden Eagle Retail Group Ltd. (H Shares) (d)	13,396,000	10,813,442
Industrial & Commercial Bank of China Ltd.	79,901,000	45,454,250
NetEase.com, Inc. sponsored ADR (a)	72,400	2,185,032
PICC Property & Casualty Co. Ltd. (H Shares) (a)	11,420,000	6,446,042
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	3,401,000	21,009,674
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	90,700	4,338,181
Tencent Holdings Ltd.	1,813,200	16,026,178
Yantai Changyu Pioneer Wine Co. (B Shares)	1,602,950	7,005,363
ZTE Corp. (H Shares)	3,291,080	11,095,507
TOTAL CHINA		217,230,181
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	332,965	162,922
Czech Republic - 1.6%
Ceske Energeticke Zavody AS	502,400	20,740,316
Komercni Banka AS (d)	105,200	14,251,007
Philip Morris CR AS	1,502	404,118
TOTAL CZECH REPUBLIC		35,395,441
Egypt - 0.8%
Commercial International Bank Ltd. sponsored GDR	1,439,719	9,934,061
Eastern Tobacco Co.	106,882	2,940,488
Telecom Egypt SAE	1,971,000	5,548,466
TOTAL EGYPT		18,423,015
Common Stocks - continued
	Shares	Value
Hong Kong - 6.3%
China Mobile (Hong Kong) Ltd.	6,016,900	$ 51,957,325
China Overseas Land & Investment Ltd.	7,550,000	13,149,950
China Resources Power Holdings Co. Ltd.	6,241,500	13,986,354
CNOOC Ltd.	25,752,000	28,747,451
CNPC (Hong Kong) Ltd.	23,346,000	11,583,492
Hong Kong Exchange & Clearing Ltd.	389,900	4,491,017
Shanghai Industrial Holdings Ltd. (H Shares)	3,141,000	10,701,896
Sino-Ocean Land Holdings Ltd.	9,831,500	7,224,718
TOTAL HONG KONG		141,842,203
Hungary - 0.6%
OTP Bank Ltd. (a)	1,040,000	13,599,137
India - 6.5%
Bharat Heavy Electricals Ltd.	437,498	14,663,414
Bharti Airtel Ltd. (a)	789,704	12,035,844
DLF Ltd.	968,134	4,516,444
Educomp Solutions Ltd.	133,429	6,704,845
Housing Development Finance Corp. Ltd.	702,668	24,575,989
ICICI Bank Ltd.	1,759,035	17,129,695
Infosys Technologies Ltd. sponsored ADR	767,600	23,649,756
ITC Ltd.	1,500	5,724
Jain Irrigation Systems Ltd.	719,177	7,280,442
Mahindra & Mahindra Ltd.	756,877	7,475,791
Maruti Suzuki India Ltd.	338,125	5,586,166
Power Finance Corp. Ltd.	739,047	2,303,027
Reliance Industries Ltd.	242,641	8,893,225
Rural Electrification Corp. Ltd.	1,132,196	2,366,325
Tata Power Co. Ltd.	570,489	10,359,421
TOTAL INDIA		147,546,108
Indonesia - 3.9%
PT Astra International Tbk	10,323,500	17,489,289
PT Bank Central Asia Tbk	35,680,500	11,249,894
PT Bank Rakyat Indonesia Tbk	33,185,000	18,115,174
PT Bumi Resources Tbk	62,344,000	8,684,185
PT Perusahaan Gas Negara Tbk Series B	61,120,600	14,956,626
PT Telkomunikasi Indonesia Tbk:
Series B	19,015,500	14,049,152
sponsored ADR (d)	87,400	2,511,876
TOTAL INDONESIA		87,056,196
Ireland - 0.3%
Dragon Oil PLC (a)	1,750,860	6,651,882
Israel - 3.6%
Cellcom Israel Ltd.	290,100	6,321,279
Check Point Software Technologies Ltd. (a)	416,700	9,654,939
Israel Chemicals Ltd.	1,685,400	14,173,234

	Shares	Value
Nice Systems Ltd. sponsored ADR (a)	170,448	$ 4,365,173
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,040,400	45,663,156
TOTAL ISRAEL		80,177,781
Italy - 0.4%
UniCredit SpA	3,403,700	8,285,723
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan unit	851,400	3,150,180
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	617,059	10,958,968
TOTAL KAZAKHSTAN		14,109,148
Korea (South) - 11.9%
Hana Financial Group, Inc.	924,030	15,978,930
Hynix Semiconductor, Inc. (a)	809,330	9,119,216
Hyundai Engineering & Construction Co. Ltd.	163,572	7,743,436
Hyundai Heavy Industries Co. Ltd.	32,202	5,795,355
Hyundai Industrial Development & Construction Co.	348,490	10,907,361
Hyundai Mobis	244,657	18,799,162
Hyundai Motor Co.	322,127	17,265,814
Korea Exchange Bank	1,422,780	8,126,995
LG Electronics, Inc.	203,245	16,857,575
MegaStudy Co. Ltd.	53,231	9,038,445
NHN Corp. (a)	112,396	13,675,733
POSCO	61,534	19,115,031
POSCO sponsored ADR (d)	146,700	11,291,499
Samsung C&T Corp.	179,130	6,209,282
Samsung Card Co. Ltd.	76,760	2,300,399
Samsung Electronics Co. Ltd.	119,800	55,494,237
Samsung Securities Co. Ltd.	107,818	5,559,632
Shinhan Financial Group Co. Ltd.	1,080,240	26,829,682
Taewoong Co. Ltd.	119,920	8,867,328
TOTAL KOREA (SOUTH)		268,975,112
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	89,000	2,098,620
Evraz Group SA GDR	512,300	6,736,745
TOTAL LUXEMBOURG		8,835,365
Malaysia - 0.0%
DiGi.com Bhd	51,200	320,719
Parkson Holdings Bhd	10,410	12,164
Public Bank Bhd	4,609	10,810
TOTAL MALAYSIA		343,693
Mexico - 3.3%
America Movil SAB de CV Series L sponsored ADR	1,219,800	40,070,430
Corporacion Geo SA de CV Series B (a)	2,415,200	3,164,751
Fomento Economico Mexicano SAB de CV sponsored ADR	441,700	12,504,527
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Televisa SA de CV (CPO) sponsored ADR	699,741	$ 10,831,991
Wal-Mart de Mexico SA de CV Series V	3,257,700	8,884,315
TOTAL MEXICO		75,456,014
Netherlands - 0.2%
X5 Retail Group NV GDR (Reg. S) (a)	357,250	4,787,150
Papua New Guinea - 0.3%
Oil Search Ltd.	1,720,345	6,416,926
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	525,200	11,113,232
Russia - 6.6%
Bank St. Petersburg OJSC	221,969	189,690
Lukoil Oil Co. sponsored ADR	728,710	32,150,685
Magnit OJSC GDR (Reg. S) (a)	829,400	6,593,730
Mobile TeleSystems OJSC sponsored ADR	456,400	15,125,096
OAO Gazprom sponsored ADR	2,089,059	36,976,344
OJSC MMC Norilsk Nickel sponsored ADR	1,234,280	10,182,810
OJSC Oil Company Rosneft GDR (Reg. S)	3,962,000	20,439,578
Polymetal JSC GDR (Reg. S) (a)	1,041,600	6,404,393
RusHydro OJSC (a)	106,670,400	2,935,847
Sberbank (Savings Bank of the Russian Federation)	11,179,800	9,221,334
Uralkali JSC	1,542,600	3,623,612
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)(d)	122,175	5,457,557
TOTAL RUSSIA		149,300,676
Singapore - 0.2%
Singapore Exchange Ltd.	809,000	3,426,160
South Africa - 8.0%
Absa Group Ltd.	1,135,671	13,101,274
African Bank Investments Ltd.	3,731,999	11,828,703
African Rainbow Minerals Ltd.	762,561	10,305,589
AngloGold Ashanti Ltd.	366,600	11,264,589
AngloGold Ashanti Ltd. sponsored ADR	52,000	1,601,600
Aspen Pharmacare Holdings Ltd.	1,838,877	9,333,925
Aveng Ltd.	2,765,000	10,577,682
Exxaro Resources Ltd.	293,657	2,153,534
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	672,600	6,268,632
Illovo Sugar Ltd.	2,331,176	7,118,062
Impala Platinum Holdings Ltd.	650,298	12,428,936
JD Group Ltd.	2,543,062	10,194,218
Mr. Price Group Ltd.	4,017,571	12,301,164
MTN Group Ltd.	2,696,800	35,023,405
Mvelaphanda Resources Ltd. (a)	1,001,846	3,640,201
New Clicks Holdings Ltd.	1,209,000	2,332,013

	Shares	Value
Raubex Group Ltd.	3,580,386	$ 9,243,114
Shoprite Holdings Ltd.	1,796,835	10,768,018
TOTAL SOUTH AFRICA		179,484,659
Taiwan - 8.8%
Acer, Inc.	7,972,000	15,231,331
Advanced Semiconductor Engineering, Inc.	7,156,000	3,971,383
Advanced Semiconductor Engineering, Inc. sponsored ADR	2,894,400	8,770,032
Asia Cement Corp.	12,057,000	12,410,157
Chinatrust Financial Holding Co. Ltd.	9,741,000	4,450,848
First Financial Holding Co. Ltd.	12,717,588	6,715,066
Fubon Financial Holding Co. Ltd.	7,182,000	5,564,972
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,593,302	27,686,592
HTC Corp.	1,411,300	19,104,688
MediaTek, Inc.	1,668,000	17,341,292
Siliconware Precision Industries Co. Ltd.	11,277,633	14,623,141
Taiwan Mobile Co. Ltd.	4,067,000	6,419,909
Taiwan Semiconductor Manufacturing Co. Ltd.	15,017,000	25,403,564
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,599,162	16,903,142
United Microelectronics Corp.	9,849,000	3,718,699
United Microelectronics Corp. sponsored ADR (d)	1,838,700	5,608,035
Wistron Corp.	4,141,000	5,235,754
TOTAL TAIWAN		199,158,605
Thailand - 1.1%
Minor International PCL (For. Reg.)	1,316,574	238,800
PTT Exploration & Production PCL (For. Reg.)	3,355,100	9,841,373
Siam Commercial Bank PCL (For. Reg.)	8,170,500	13,951,329
Total Access Communication PCL (For. Reg.)	105,200	83,480
TOTAL THAILAND		24,114,982
Turkey - 2.9%
Anadolu Efes Biracilik ve Malt Sanyii AS	1,392,665	9,921,188
Bim Birlesik Magazalar AS JSC	136,310	3,747,939
Enka Insaat ve Sanayi AS	1,930,963	8,265,644
Tofas Turk Otomobil Fabrikasi AS	2,912,293	3,530,604
Tupras-Turkiye Petrol Rafinerileri AS	713,700	7,135,885
Turkiye Garanti Bankasi AS (a)	9,490,895	19,927,766
Turkiye Halk Bankasi	1,363,000	4,769,755
Turkiye Is Bankasi AS Series C	2,686,000	7,754,613
TOTAL TURKEY		65,053,394
United Kingdom - 1.3%
Cairn Energy PLC (a)	239,416	7,503,583
Hikma Pharmaceuticals PLC	353,723	2,028,520
Randgold Resources Ltd. sponsored ADR	182,500	8,833,000
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	388,400	$ 6,006,025
Xstrata PLC	570,600	5,028,615
TOTAL UNITED KINGDOM		29,399,743
United States of America - 1.4%
Central European Distribution Corp. (a)	532,030	11,917,472
CTC Media, Inc. (a)	1,236,617	9,695,077
Freeport-McMoRan Copper & Gold, Inc. Class B	253,700	10,820,305
TOTAL UNITED STATES OF AMERICA		32,432,854
TOTAL COMMON STOCKS (Cost $2,190,779,224)		2,209,899,564
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	23,230,562	$ 23,230,562
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	35,820,209	35,820,209
TOTAL MONEY MARKET FUNDS (Cost $59,050,771)		59,050,771
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,249,829,995)	2,268,950,335
NET OTHER ASSETS - (0.5)%	(11,045,212)
NET ASSETS - 100%	$ 2,257,905,123
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 246,675
Fidelity Securities Lending Cash Central Fund	482,763
Total	$ 729,438
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,268,950,335	$ 1,305,769,446	$ 963,180,889	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 10,123,190
Total Realized Gain (Loss)	(4,456,897)
Total Unrealized Gain (Loss)	3,830,789
Cost of Purchases	376,985
Proceeds of Sales	(1,189,882)
Amortization/Accretion	-
Transfer in/out of Level 3	(8,684,185)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $515,443,831 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,914,120) - See accompanying schedule: Unaffiliated issuers (cost $2,190,779,224)	$ 2,209,899,564
Fidelity Central Funds (cost $59,050,771)	59,050,771
Total Investments (cost $2,249,829,995)		$ 2,268,950,335
Cash		796,172
Foreign currency held at value (cost $1,618,623)		1,613,276
Receivable for investments sold		54,182,240
Receivable for fund shares sold		5,089,440
Dividends receivable		7,952,668
Interest receivable		5,675
Distributions receivable from Fidelity Central Funds		81,629
Prepaid expenses		18,020
Other receivables		1,425,898
Total assets		2,340,115,353

Liabilities
Payable for investments purchased	$ 41,827,615
Payable for fund shares redeemed	2,540,934
Accrued management fee	1,280,483
Other affiliated payables	576,492
Other payables and accrued expenses	164,497
Collateral on securities loaned, at value	35,820,209
Total liabilities		82,210,230

Net Assets		$ 2,257,905,123
Net Assets consist of:
Paid in capital		$ 3,602,287,730
Undistributed net investment income		3,636,434
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,367,088,725)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,069,684
Net Assets		$ 2,257,905,123

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,114,979,107 ÷ 146,151,285 shares)	$ 14.47

Class K: Net Asset Value, offering price and redemption price per share ($142,926,016 ÷ 9,889,012 shares)	$ 14.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 21,168,449
Interest		20,777
Income from Fidelity Central Funds (including $482,763 from security lending)		729,438
		21,918,664
Less foreign taxes withheld		(1,612,900)
Total income		20,305,764

Expenses
Management fee	$ 7,034,333
Transfer agent fees	2,673,372
Accounting and security lending fees	439,229
Custodian fees and expenses	718,084
Independent trustees' compensation	7,336
Registration fees	48,056
Audit	69,773
Legal	6,807
Interest	941
Miscellaneous	22,184
Total expenses before reductions	11,020,115
Expense reductions	(467,847)	10,552,268
Net investment income (loss)		9,753,496
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(813,813,637)
Foreign currency transactions	(3,155,199)
Total net realized gain (loss)		(816,968,836)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $984,917)	945,494,368
Assets and liabilities in foreign currencies	948,583
Total change in net unrealized appreciation (depreciation)		946,442,951
Net gain (loss)		129,474,115
Net increase (decrease) in net assets resulting from operations		$ 139,227,611

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,753,496	$ 78,601,138
Net realized gain (loss)	(816,968,836)	(545,285,593)
Change in net unrealized appreciation (depreciation)	946,442,951	(3,581,772,253)
Net increase (decrease) in net assets resulting from operations	139,227,611	(4,048,456,708)
Distributions to shareholders from net investment income	(37,630,351)	(34,024,353)
Distributions to shareholders from net realized gain	-	(245,333,468)
Total distributions	(37,630,351)	(279,357,821)
Share transactions - net increase (decrease)	(17,989,715)	(112,421,513)
Redemption fees	673,897	4,815,140
Total increase (decrease) in net assets	84,281,442	(4,435,420,902)

Net Assets
Beginning of period	2,173,623,681	6,609,044,583
End of period (including undistributed net investment income of $3,636,434 and undistributed net investment income of $43,729,580, respectively)	$ 2,257,905,123	$ 2,173,623,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.71	$ 37.55	$ 22.04	$ 15.71	$ 11.30	$ 9.81
Income from Investment Operations
Net investment income (loss) D	.06	.42 G	.25	.21	.21	.14
Net realized and unrealized gain (loss)	.94	(22.73)	15.44	6.31	4.30	1.46
Total from investment operations	1.00	(22.31)	15.69	6.52	4.51	1.60
Distributions from net investment income	(.24)	(.19)	(.20)	(.21)	(.11)	(.12)
Distributions from net realized gain	-	(1.37)	-	-	-	-
Total distributions	(.24)	(1.56)	(.20)	(.21)	(.11)	(.12)
Redemption fees added to paid in capital D	- I	.03	.02	.02	.01	.01
Net asset value, end of period	$ 14.47	$ 13.71	$ 37.55	$ 22.04	$ 15.71	$ 11.30
Total Return B,C	7.72%	(61.84)%	71.81%	41.96%	40.25%	16.48%
Ratios to Average Net Assets E,H
Expenses before reductions	1.14% A	1.07%	1.05%	1.11%	1.16%	1.23%
Expenses net of fee waivers, if any	1.14% A	1.07%	1.05%	1.11%	1.16%	1.23%
Expenses net of all reductions	1.09% A	1.02%	.99%	1.01%	1.07%	1.18%
Net investment income (loss)	.98% A	1.47% G	.89%	1.04%	1.53%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,114,979	$ 2,086,196	$ 6,609,045	$ 3,005,145	$ 1,392,223	$ 604,550
Portfolio turnover rate F	112% A	63%	52%	66%	68%	112%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class K

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 31.99
Income from Investment Operations
Net investment income (loss) D	.08	.15 G
Net realized and unrealized gain (loss)	.93	(18.43)
Total from investment operations	1.01	(18.28)
Distributions from net investment income	(.28)	-
Redemption fees added to paid in capital D	- J	.01
Net asset value, end of period	$ 14.45	$ 13.72
Total Return B,C	7.86%	(57.11)%
Ratios to Average Net Assets E,I
Expenses before reductions	.91% A	.92% A
Expenses net of fee waivers, if any	.91% A	.92% A
Expenses net of all reductions	.86% A	.87% A
Net investment income (loss)	1.21% A	2.02% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,926	$ 87,427
Portfolio turnover rate F	112% A	63%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%. H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Emerging Markets and Class K to eligible shareholders of Emerging Markets. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 332,632,306
Unrealized depreciation	(382,630,239)
Net unrealized appreciation (depreciation)	$ (49,997,933)
Cost for federal income tax purposes	$ 2,318,948,268

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Emerging Markets

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,095,389,112 and $1,085,095,409, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 2,642,060.28
Class K	31,312.06
	$ 2,673,372

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,891,875.43%		$ 941

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,184 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Emerging Market's operating expenses. During the period, this reimbursement reduced the class' expenses by $5,065.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $462,489 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $293.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Emerging Markets	$ 35,658,333	$ 34,024,353
Class K	1,972,018	-
Total	$ 37,630,351	$ 34,024,353
From net realized gain
Emerging Markets	$ -	$ 245,333,468

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Emerging Markets
Shares sold	24,842,261	88,151,350	$ 316,133,716	$ 2,616,256,871
Conversion to Class K	(2,095,288)	(6,470,724)	(24,961,409)	(122,161,593)
Reinvestment of distributions	2,953,743	7,825,864	34,381,577	270,227,076
Shares redeemed	(31,714,162)	(113,371,134)	(386,713,661)	(2,997,083,479)
Net increase (decrease)	(6,013,446)	(23,864,644)	$ (61,159,777)	$ (232,761,125)
Class K
Shares sold	2,665,111	379,643	$ 33,663,594	$ 5,848,087
Conversion from Emerging Markets	2,096,883	6,466,184	24,961,409	122,161,593
Reinvestment of distributions	169,855	-	1,972,018	-
Shares redeemed	(1,413,075)	(475,589)	(17,426,959)	(7,670,068)
Net increase (decrease)	3,518,774	6,370,238	$ 43,170,062	$ 120,339,612

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

Semiannual Report

Emerging Markets

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
Fidelity Investments Japan Limited
FIL Investment Advisors
FIL Investment Advisors
(U.K.) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity's International Equity Funds

International Capital Appreciation Fund

Canada Fund

China Region Fund

Diversified International Fund

Emerging Markets Fund

Europe Fund

Europe Capital Appreciation Fund

Global Balanced Fund

Global Commodity Stock Fund

International Discovery Fund

International Growth Fund

International Small Cap Fund

International Small Cap Opportunities Fund

International Value Fund

Japan Fund

Japan Smaller Companies Fund

Latin America Fund

Nordic Fund

Overseas Fund

Pacific Basin Fund

Southeast Asia Fund

Total International Equity

Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
www.fidelity.com

EMF-K-USAN-0609
1.863017.100

Fidelity®
Emerging Europe,
Middle East, Africa (EMEA)
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,171.40	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,168.60	$ 9.41
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,169.10	$ 12.10
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,169.10	$ 12.10
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Emerging Europe, Middle East, Africa (EMEA)	1.25%
Actual		$ 1,000.00	$ 1,173.10	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,173.10	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
South Africa 34.5%
Russia 27.3%
United States of America* 10.3%
Israel 6.7%
Egypt 4.3%
Czech Republic 4.3%
Nigeria 2.5%
Turkey 2.4%
Canada 1.9%
Other 5.8%

As of October 31, 2008
South Africa 38.1%
Russia 30.8%
Israel 7.2%
Czech Republic 5.7%
United States of America* 3.9%
Egypt 3.4%
Turkey 2.4%
Kenya 2.2%
Nigeria 2.0%
Other 4.3%

* Includes short-term investments and net other assets.

Semiannual Report

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	90.0	96.1
Short-Term Investments and Net Other Assets	10.0	3.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom (Russia, Oil, Gas & Consumable Fuels)	11.8	13.9
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	8.3	8.9
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	6.2	6.5
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	6.0	6.4
Teva Pharmaceutical Industries Ltd. (Israel, Pharmaceuticals)	5.9	6.7
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	3.7	2.6
Egyptian Co. for Mobile Services (MobiNil) (Egypt, Wireless Telecommunication Services)	3.3	2.2
Ceske Energeticke Zavody AS (Czech Republic, Electric Utilities)	3.2	4.5
Raubex Group Ltd. (South Africa, Construction & Engineering)	3.1	3.6
Harmony Gold Mining Co. Ltd. (South Africa, Metals & Mining)	3.1	4.4
	54.6
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.5	29.4
Materials	15.8	16.3
Telecommunication Services	14.1	16.1
Financials	7.9	4.4
Consumer Staples	6.2	7.0
Health Care	6.2	6.7
Industrials	5.7	9.1
Utilities	3.2	4.7
Consumer Discretionary	1.4	1.0
Information Technology	0.5	0.3

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
Australia - 0.5%
Coal of Africa Ltd. (a)	184,100	$ 182,911
International Ferro Metals	149,500	81,466
TOTAL AUSTRALIA		264,377
Canada - 0.4%
Addax Petroleum, Inc.	5,000	137,607
Westernzagros Resources Ltd. (a)	127,500	84,412
TOTAL CANADA		222,019
Cayman Islands - 1.4%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	93,300	677,526
Czech Republic - 4.3%
Ceske Energeticke Zavody AS	39,350	1,624,465
Telefonica O2 Czech Republic AS	24,913	537,022
TOTAL CZECH REPUBLIC		2,161,487
Egypt - 4.3%
EFG-Hermes Holding SAE	74,200	260,767
Egyptian Co. for Mobile Services (MobiNil)	44,544	1,634,229
Orascom Construction Industries SAE	9,580	273,899
TOTAL EGYPT		2,168,895
Israel - 6.7%
Bezeq Israeli Telecommunication Corp. Ltd.	93,600	147,754
Mizrahi Tefahot Bank Ltd.	40,700	227,361
Teva Pharmaceutical Industries Ltd.	67,100	2,972,907
TOTAL ISRAEL		3,348,022
Kenya - 1.7%
Athi River Mining Ltd.	283,422	287,921
British American Tobacco Kenya Ltd.	80,500	144,133
East African Breweries Ltd.	265,118	400,623
TOTAL KENYA		832,677
Nigeria - 2.5%
Guaranty Trust Bank PLC (Reg. S) unit	226,017	802,360
Nigerian Breweries PLC	911,706	264,888
Zenith Bank PLC	1,940,000	188,757
TOTAL NIGERIA		1,256,005
Russia - 27.3%
Comstar United TeleSystems OJSC GDR (Reg. S)	81,000	352,590
Lukoil Oil Co.	5,800	258,881
Common Stocks - continued
	Shares	Value
Russia - continued
Lukoil Oil Co. sponsored ADR	68,500	$ 3,005,946
Novolipetsk Iron & Steel Corp.	19,000	287,212
OAO Gazprom	1,319,100	5,880,929
OAO NOVATEK	45,100	148,819
OAO NOVATEK GDR	3,200	112,193
OAO Tatneft	112,800	324,666
OJSC MMC Norilsk Nickel	1,500	123,712
Polymetal JSC GDR (Reg. S) (a)	149,550	919,525
Sberbank (Savings Bank of the Russian Federation)	2,217,000	1,828,628
Sberbank (Savings Bank of the Russian Federation) GDR	1,100	154,538
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	5,700	254,619
TOTAL RUSSIA		13,652,258
South Africa - 34.5%
Africa Cellular Towers Ltd. (a)	2,702,300	279,720
African Rainbow Minerals Ltd.	25,200	340,564
AngloGold Ashanti Ltd.	20,800	639,126
Aspen Pharmacare Holdings Ltd.	30,300	153,799
Austro Group Ltd.	411,000	23,088
Aveng Ltd.	76,800	293,803
Buildworks Group Ltd. (a)	1,145,000	50,841
Cashbuild Ltd.	17,200	131,973
DRDGOLD Ltd.	923,454	734,146
Exxaro Resources Ltd.	142,600	1,045,757
Gold Fields Ltd.	67,100	698,133
Harmony Gold Mining Co. Ltd. (a)	164,600	1,532,782
Kumba Iron Ore Ltd.	7,700	146,871
MTN Group Ltd.	320,150	4,157,796
Murray & Roberts Holdings Ltd.	136,500	762,080
New Clicks Holdings Ltd.	171,000	329,838
Paracon Holdings Ltd.	1,953,200	253,047
Raubex Group Ltd.	608,800	1,571,676
Sasol Ltd.	102,900	3,099,260
Shoprite Holdings Ltd.	162,300	972,627
Woolworths Holdings Ltd.	35,400	49,951
TOTAL SOUTH AFRICA		17,266,878
Turkey - 2.4%
Bim Birlesik Magazalar AS JSC	38,000	1,044,837
Eregli Demir ve Celik Fabrikalari TAS	71,000	172,148
TOTAL TURKEY		1,216,985
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.9%
Dubai Financial Market PJSC	1,203,976	$ 429,394
United Kingdom - 0.8%
Randgold Resources Ltd. sponsored ADR	8,300	401,720
United States of America - 0.3%
CTC Media, Inc. (a)	15,900	124,656
Zambia - 0.5%
Celtel Zambia Ltd.	2,790,201	177,783
Zambeef Products PLC	97,000	51,504
TOTAL ZAMBIA		229,287
TOTAL COMMON STOCKS (Cost $63,885,467)		44,252,186
Investment Companies - 1.5%

Canada - 1.5%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a) (Cost $827,933)	57,600	759,311
Money Market Funds - 10.3%

Fidelity Cash Central Fund, 0.53% (b) (Cost $5,154,795)	5,154,795	5,154,795
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $69,868,195)		50,166,292
NET OTHER ASSETS - (0.3)%		(170,403)
NET ASSETS - 100%		$ 49,995,889
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,539
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 50,166,292	$ 18,559,872	$ 31,606,420	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $9,997,975 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $64,713,400)	$ 45,011,497
Fidelity Central Funds (cost $5,154,795)	5,154,795
Total Investments (cost $69,868,195)		$ 50,166,292
Receivable for investments sold		788,679
Receivable for fund shares sold		412,823
Dividends receivable		56,029
Distributions receivable from Fidelity Central Funds		1,243
Prepaid expenses		284
Receivable from investment adviser for expense reductions		44,609
Other receivables		5,344
Total assets		51,475,303

Liabilities
Payable to custodian bank	$ 299,550
Payable for investments purchased	1,060,446
Payable for fund shares redeemed	32,787
Accrued management fee	30,930
Distribution fees payable	1,942
Other affiliated payables	12,491
Other payables and accrued expenses	41,268
Total liabilities		1,479,414

Net Assets		$ 49,995,889
Net Assets consist of:
Paid in capital		$ 85,025,846
Undistributed net investment income		72,819
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,399,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(19,702,801)
Net Assets		$ 49,995,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,037,505 ÷ 368,166 shares)	$ 5.53

Maximum offering price per share (100/94.25 of $5.53)	$ 5.87
Class T: Net Asset Value and redemption price per share ($823,377 ÷ 148,789 shares)	$ 5.53

Maximum offering price per share (100/96.50 of $5.53)	$ 5.73
Class B: Net Asset Value and offering price per share ($578,856 ÷ 104,730 shares)A	$ 5.53

Class C: Net Asset Value and offering price per share ($1,116,236 ÷ 201,958 shares)A	$ 5.53

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($42,437,458 ÷ 7,662,187 shares)	$ 5.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,002,457 ÷ 542,132 shares)	$ 5.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 382,469
Interest		6
Income from Fidelity Central Funds		5,539
		388,014
Less foreign taxes withheld		(11,415)
Total income		376,599

Expenses
Management fee	$ 155,038
Transfer agent fees	54,665
Distribution fees	9,781
Accounting fees and expenses	9,818
Custodian fees and expenses	31,149
Independent trustees' compensation	134
Registration fees	101,722
Audit	28,882
Legal	14
Miscellaneous	302
Total expenses before reductions	391,505
Expense reductions	(145,453)	246,052
Net investment income (loss)		130,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,132,758)
Foreign currency transactions	2,278
Total net realized gain (loss)		(5,130,480)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,671,474
Assets and liabilities in foreign currencies	857
Total change in net unrealized appreciation (depreciation)		11,672,331
Net gain (loss)		6,541,851
Net increase (decrease) in net assets resulting from operations		$ 6,672,398

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	For the period May 8, 2008 (commencement of operations) to October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,547	$ 351,784
Net realized gain (loss)	(5,130,480)	(10,405,654)
Change in net unrealized appreciation (depreciation)	11,672,331	(31,375,132)
Net increase (decrease) in net assets resulting from operations	6,672,398	(41,429,002)
Distributions to shareholders from net investment income	(273,102)	-
Share transactions - net increase (decrease)	5,185,882	79,670,886
Redemption fees	16,651	152,176
Total increase (decrease) in net assets	11,601,829	38,394,060

Net Assets
Beginning of period	38,394,060	-
End of period (including undistributed net investment income of $72,819 and undistributed net investment income of $215,625, respectively)	$ 49,995,889	$ 38,394,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04
Net realized and unrealized gain (loss)	.80	(5.31)
Total from investment operations	.81	(5.27)
Distributions from net investment income	(.03)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.75
Total Return B, C, D	17.14%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.50% A
Expenses net of fee waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.49% A	1.23% A
Net investment income (loss)	.49% A	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,038	$ 1,368
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04
Net realized and unrealized gain (loss)	.79	(5.31)
Total from investment operations	.80	(5.27)
Distributions from net investment income	(.02)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.75
Total Return B, C, D	16.86%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.52% A	2.78% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.74% A	1.49% A
Net investment income (loss)	.24% A	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 823	$ 568
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02
Net realized and unrealized gain (loss)	.81	(5.31)
Total from investment operations	.80	(5.29)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.73
Total Return B, C, D	16.91%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.03% A	3.32% A
Expenses net of fee waivers, if any	2.25% A	2.25% A
Expenses net of all reductions	2.24% A	1.99% A
Net investment income (loss)	(.26)% A	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 487
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02
Net realized and unrealized gain (loss)	.81	(5.31)
Total from investment operations	.80	(5.29)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.73
Total Return B, C, D	16.91%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.02% A	3.28% A
Expenses net of fee waivers, if any	2.25% A	2.25% A
Expenses net of all reductions	2.24% A	1.99% A
Net investment income (loss)	(.26)% A	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,116	$ 741
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05
Net realized and unrealized gain (loss)	.80	(5.31)
Total from investment operations	.82	(5.26)
Distributions from net investment income	(.04)	-
Redemption fees added to paid in capital D	- I	.02
Net asset value, end of period	$ 5.54	$ 4.76
Total Return B, C	17.31%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.01% A	2.19% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.24% A	.98% A
Net investment income (loss)	.74% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,437	$ 32,535
Portfolio turnover rate F	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05
Net realized and unrealized gain (loss)	.80	(5.31)
Total from investment operations	.82	(5.26)
Distributions from net investment income	(.04)	-
Redemption fees added to paid in capital D	- I	.02
Net asset value, end of period	$ 5.54	$ 4.76
Total Return B, C	17.31%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.96% A	2.12% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.24% A	.98% A
Net investment income (loss)	.74% A	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,002	$ 2,695
Portfolio turnover rate F	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,666,993
Unrealized depreciation	(24,300,867)
Net unrealized appreciation (depreciation)	$ (20,633,874)
Cost for federal income tax purposes	$ 70,800,166

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $12,693,190 and $11,119,752, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 1,870	$ 566
Class T	.25%	.25%	1,536	930
Class B	.75%	.25%	2,425	2,283
Class C	.75%	.25%	3,950	3,274
			$ 9,781	$ 7,053

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 939
Class T	300
Class B*	192
Class C*	229
$ 1,660

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,264.30
Class T	965.31
Class B	748.31
Class C	1,205.30
Emerging Europe, Middle East, Africa (EMEA)	46,295.29
Institutional Class	3,188.25
	$ 54,665

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $69 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 5,719
Class T	1.75%	2,382
Class B	2.25%	1,899
Class C	2.25%	3,079
Emerging Europe, Middle East, Africa (EMEA)	1.25%	122,278
Institutional Class	1.25%	9,290
		$ 144,647

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $806.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Class A	$ 8,761	$ -
Class T	2,185	-
Emerging Europe, Middle East, Africa (EMEA)	241,410	-
Institutional Class	20,746	-
Total	$ 273,102	$ -

A For the period May 8, 2008 (commencement of operations) to April 30, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	128,115	344,487	$ 612,001	$ 3,038,678
Reinvestment of distributions	1,833	-	8,321	-
Shares redeemed	(49,734)	(56,535)	(232,407)	(363,899)
Net increase (decrease)	80,214	287,952	$ 387,915	$ 2,674,779
Class T
Shares sold	45,537	130,067	$ 223,011	$ 1,228,022
Reinvestment of distributions	481	-	2,182	-
Shares redeemed	(16,806)	(10,490)	(74,802)	(50,821)
Net increase (decrease)	29,212	119,577	$ 150,391	$ 1,177,201
Class B
Shares sold	18,061	115,650	$ 86,264	$ 1,098,908
Reinvestment of distributions	-	-	-	-
Shares redeemed	(16,279)	(12,702)	(72,372)	(76,194)
Net increase (decrease)	1,782	102,948	$ 13,892	$ 1,022,714
Class C
Shares sold	70,912	174,986	$ 361,273	$ 1,629,690
Reinvestment of distributions	-	-	-	-
Shares redeemed	(25,450)	(18,490)	(118,517)	(109,269)
Net increase (decrease)	45,462	156,496	$ 242,756	$ 1,520,421
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,370,885	10,218,704	$ 11,558,301	$ 92,385,312
Reinvestment of distributions	50,835	-	230,791	-
Shares redeemed	(1,597,610)	(3,380,627)	(7,290,256)	(23,437,711)
Net increase (decrease)	824,110	6,838,077	$ 4,498,836	$ 68,947,601
Institutional Class
Shares sold	40,267	598,356	$ 188,979	$ 4,518,354
Reinvestment of distributions	1,053	-	4,781	-
Shares redeemed	(65,690)	(31,854)	(301,668)	(190,184)
Net increase (decrease)	(24,370)	566,502	$ (107,908)	$ 4,328,170

A For the period May 8, 2008 (commencement of operations) to October 31, 2008.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

EME-USAN-0609
1.861974.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Emerging Europe,
Middle East, Africa (EMEA)
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® Emerging Europe,
Middle East, Africa (EMEA) Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,171.40	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,168.60	$ 9.41
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,169.10	$ 12.10
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,169.10	$ 12.10
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Emerging Europe, Middle East, Africa (EMEA)	1.25%
Actual		$ 1,000.00	$ 1,173.10	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,173.10	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
South Africa 34.5%
Russia 27.3%
United States of America* 10.3%
Israel 6.7%
Egypt 4.3%
Czech Republic 4.3%
Nigeria 2.5%
Turkey 2.4%
Canada 1.9%
Other 5.8%

As of October 31, 2008
South Africa 38.1%
Russia 30.8%
Israel 7.2%
Czech Republic 5.7%
United States of America* 3.9%
Egypt 3.4%
Turkey 2.4%
Kenya 2.2%
Nigeria 2.0%
Other 4.3%

* Includes short-term investments and net other assets.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	90.0	96.1
Short-Term Investments and Net Other Assets	10.0	3.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom (Russia, Oil, Gas & Consumable Fuels)	11.8	13.9
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	8.3	8.9
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	6.2	6.5
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	6.0	6.4
Teva Pharmaceutical Industries Ltd. (Israel, Pharmaceuticals)	5.9	6.7
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	3.7	2.6
Egyptian Co. for Mobile Services (MobiNil) (Egypt, Wireless Telecommunication Services)	3.3	2.2
Ceske Energeticke Zavody AS (Czech Republic, Electric Utilities)	3.2	4.5
Raubex Group Ltd. (South Africa, Construction & Engineering)	3.1	3.6
Harmony Gold Mining Co. Ltd. (South Africa, Metals & Mining)	3.1	4.4
	54.6
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.5	29.4
Materials	15.8	16.3
Telecommunication Services	14.1	16.1
Financials	7.9	4.4
Consumer Staples	6.2	7.0
Health Care	6.2	6.7
Industrials	5.7	9.1
Utilities	3.2	4.7
Consumer Discretionary	1.4	1.0
Information Technology	0.5	0.3

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
Australia - 0.5%
Coal of Africa Ltd. (a)	184,100	$ 182,911
International Ferro Metals	149,500	81,466
TOTAL AUSTRALIA		264,377
Canada - 0.4%
Addax Petroleum, Inc.	5,000	137,607
Westernzagros Resources Ltd. (a)	127,500	84,412
TOTAL CANADA		222,019
Cayman Islands - 1.4%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	93,300	677,526
Czech Republic - 4.3%
Ceske Energeticke Zavody AS	39,350	1,624,465
Telefonica O2 Czech Republic AS	24,913	537,022
TOTAL CZECH REPUBLIC		2,161,487
Egypt - 4.3%
EFG-Hermes Holding SAE	74,200	260,767
Egyptian Co. for Mobile Services (MobiNil)	44,544	1,634,229
Orascom Construction Industries SAE	9,580	273,899
TOTAL EGYPT		2,168,895
Israel - 6.7%
Bezeq Israeli Telecommunication Corp. Ltd.	93,600	147,754
Mizrahi Tefahot Bank Ltd.	40,700	227,361
Teva Pharmaceutical Industries Ltd.	67,100	2,972,907
TOTAL ISRAEL		3,348,022
Kenya - 1.7%
Athi River Mining Ltd.	283,422	287,921
British American Tobacco Kenya Ltd.	80,500	144,133
East African Breweries Ltd.	265,118	400,623
TOTAL KENYA		832,677
Nigeria - 2.5%
Guaranty Trust Bank PLC (Reg. S) unit	226,017	802,360
Nigerian Breweries PLC	911,706	264,888
Zenith Bank PLC	1,940,000	188,757
TOTAL NIGERIA		1,256,005
Russia - 27.3%
Comstar United TeleSystems OJSC GDR (Reg. S)	81,000	352,590
Lukoil Oil Co.	5,800	258,881
Common Stocks - continued
	Shares	Value
Russia - continued
Lukoil Oil Co. sponsored ADR	68,500	$ 3,005,946
Novolipetsk Iron & Steel Corp.	19,000	287,212
OAO Gazprom	1,319,100	5,880,929
OAO NOVATEK	45,100	148,819
OAO NOVATEK GDR	3,200	112,193
OAO Tatneft	112,800	324,666
OJSC MMC Norilsk Nickel	1,500	123,712
Polymetal JSC GDR (Reg. S) (a)	149,550	919,525
Sberbank (Savings Bank of the Russian Federation)	2,217,000	1,828,628
Sberbank (Savings Bank of the Russian Federation) GDR	1,100	154,538
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	5,700	254,619
TOTAL RUSSIA		13,652,258
South Africa - 34.5%
Africa Cellular Towers Ltd. (a)	2,702,300	279,720
African Rainbow Minerals Ltd.	25,200	340,564
AngloGold Ashanti Ltd.	20,800	639,126
Aspen Pharmacare Holdings Ltd.	30,300	153,799
Austro Group Ltd.	411,000	23,088
Aveng Ltd.	76,800	293,803
Buildworks Group Ltd. (a)	1,145,000	50,841
Cashbuild Ltd.	17,200	131,973
DRDGOLD Ltd.	923,454	734,146
Exxaro Resources Ltd.	142,600	1,045,757
Gold Fields Ltd.	67,100	698,133
Harmony Gold Mining Co. Ltd. (a)	164,600	1,532,782
Kumba Iron Ore Ltd.	7,700	146,871
MTN Group Ltd.	320,150	4,157,796
Murray & Roberts Holdings Ltd.	136,500	762,080
New Clicks Holdings Ltd.	171,000	329,838
Paracon Holdings Ltd.	1,953,200	253,047
Raubex Group Ltd.	608,800	1,571,676
Sasol Ltd.	102,900	3,099,260
Shoprite Holdings Ltd.	162,300	972,627
Woolworths Holdings Ltd.	35,400	49,951
TOTAL SOUTH AFRICA		17,266,878
Turkey - 2.4%
Bim Birlesik Magazalar AS JSC	38,000	1,044,837
Eregli Demir ve Celik Fabrikalari TAS	71,000	172,148
TOTAL TURKEY		1,216,985
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.9%
Dubai Financial Market PJSC	1,203,976	$ 429,394
United Kingdom - 0.8%
Randgold Resources Ltd. sponsored ADR	8,300	401,720
United States of America - 0.3%
CTC Media, Inc. (a)	15,900	124,656
Zambia - 0.5%
Celtel Zambia Ltd.	2,790,201	177,783
Zambeef Products PLC	97,000	51,504
TOTAL ZAMBIA		229,287
TOTAL COMMON STOCKS (Cost $63,885,467)		44,252,186
Investment Companies - 1.5%

Canada - 1.5%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a) (Cost $827,933)	57,600	759,311
Money Market Funds - 10.3%

Fidelity Cash Central Fund, 0.53% (b) (Cost $5,154,795)	5,154,795	5,154,795
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $69,868,195)		50,166,292
NET OTHER ASSETS - (0.3)%		(170,403)
NET ASSETS - 100%		$ 49,995,889
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,539
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 50,166,292	$ 18,559,872	$ 31,606,420	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $9,997,975 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $64,713,400)	$ 45,011,497
Fidelity Central Funds (cost $5,154,795)	5,154,795
Total Investments (cost $69,868,195)		$ 50,166,292
Receivable for investments sold		788,679
Receivable for fund shares sold		412,823
Dividends receivable		56,029
Distributions receivable from Fidelity Central Funds		1,243
Prepaid expenses		284
Receivable from investment adviser for expense reductions		44,609
Other receivables		5,344
Total assets		51,475,303

Liabilities
Payable to custodian bank	$ 299,550
Payable for investments purchased	1,060,446
Payable for fund shares redeemed	32,787
Accrued management fee	30,930
Distribution fees payable	1,942
Other affiliated payables	12,491
Other payables and accrued expenses	41,268
Total liabilities		1,479,414

Net Assets		$ 49,995,889
Net Assets consist of:
Paid in capital		$ 85,025,846
Undistributed net investment income		72,819
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,399,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(19,702,801)
Net Assets		$ 49,995,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,037,505 ÷ 368,166 shares)	$ 5.53

Maximum offering price per share (100/94.25 of $5.53)	$ 5.87
Class T: Net Asset Value and redemption price per share ($823,377 ÷ 148,789 shares)	$ 5.53

Maximum offering price per share (100/96.50 of $5.53)	$ 5.73
Class B: Net Asset Value and offering price per share ($578,856 ÷ 104,730 shares)A	$ 5.53

Class C: Net Asset Value and offering price per share ($1,116,236 ÷ 201,958 shares)A	$ 5.53

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($42,437,458 ÷ 7,662,187 shares)	$ 5.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,002,457 ÷ 542,132 shares)	$ 5.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 382,469
Interest		6
Income from Fidelity Central Funds		5,539
		388,014
Less foreign taxes withheld		(11,415)
Total income		376,599

Expenses
Management fee	$ 155,038
Transfer agent fees	54,665
Distribution fees	9,781
Accounting fees and expenses	9,818
Custodian fees and expenses	31,149
Independent trustees' compensation	134
Registration fees	101,722
Audit	28,882
Legal	14
Miscellaneous	302
Total expenses before reductions	391,505
Expense reductions	(145,453)	246,052
Net investment income (loss)		130,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,132,758)
Foreign currency transactions	2,278
Total net realized gain (loss)		(5,130,480)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,671,474
Assets and liabilities in foreign currencies	857
Total change in net unrealized appreciation (depreciation)		11,672,331
Net gain (loss)		6,541,851
Net increase (decrease) in net assets resulting from operations		$ 6,672,398

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	For the period May 8, 2008 (commencement of operations) to October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,547	$ 351,784
Net realized gain (loss)	(5,130,480)	(10,405,654)
Change in net unrealized appreciation (depreciation)	11,672,331	(31,375,132)
Net increase (decrease) in net assets resulting from operations	6,672,398	(41,429,002)
Distributions to shareholders from net investment income	(273,102)	-
Share transactions - net increase (decrease)	5,185,882	79,670,886
Redemption fees	16,651	152,176
Total increase (decrease) in net assets	11,601,829	38,394,060

Net Assets
Beginning of period	38,394,060	-
End of period (including undistributed net investment income of $72,819 and undistributed net investment income of $215,625, respectively)	$ 49,995,889	$ 38,394,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04
Net realized and unrealized gain (loss)	.80	(5.31)
Total from investment operations	.81	(5.27)
Distributions from net investment income	(.03)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.75
Total Return B, C, D	17.14%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.50% A
Expenses net of fee waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.49% A	1.23% A
Net investment income (loss)	.49% A	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,038	$ 1,368
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04
Net realized and unrealized gain (loss)	.79	(5.31)
Total from investment operations	.80	(5.27)
Distributions from net investment income	(.02)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.75
Total Return B, C, D	16.86%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.52% A	2.78% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.74% A	1.49% A
Net investment income (loss)	.24% A	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 823	$ 568
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02
Net realized and unrealized gain (loss)	.81	(5.31)
Total from investment operations	.80	(5.29)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.73
Total Return B, C, D	16.91%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.03% A	3.32% A
Expenses net of fee waivers, if any	2.25% A	2.25% A
Expenses net of all reductions	2.24% A	1.99% A
Net investment income (loss)	(.26)% A	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 487
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02
Net realized and unrealized gain (loss)	.81	(5.31)
Total from investment operations	.80	(5.29)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.73
Total Return B, C, D	16.91%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.02% A	3.28% A
Expenses net of fee waivers, if any	2.25% A	2.25% A
Expenses net of all reductions	2.24% A	1.99% A
Net investment income (loss)	(.26)% A	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,116	$ 741
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05
Net realized and unrealized gain (loss)	.80	(5.31)
Total from investment operations	.82	(5.26)
Distributions from net investment income	(.04)	-
Redemption fees added to paid in capital D	- I	.02
Net asset value, end of period	$ 5.54	$ 4.76
Total Return B, C	17.31%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.01% A	2.19% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.24% A	.98% A
Net investment income (loss)	.74% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,437	$ 32,535
Portfolio turnover rate F	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05
Net realized and unrealized gain (loss)	.80	(5.31)
Total from investment operations	.82	(5.26)
Distributions from net investment income	(.04)	-
Redemption fees added to paid in capital D	- I	.02
Net asset value, end of period	$ 5.54	$ 4.76
Total Return B, C	17.31%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.96% A	2.12% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.24% A	.98% A
Net investment income (loss)	.74% A	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,002	$ 2,695
Portfolio turnover rate F	59% A	68%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,666,993
Unrealized depreciation	(24,300,867)
Net unrealized appreciation (depreciation)	$ (20,633,874)
Cost for federal income tax purposes	$ 70,800,166

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $12,693,190 and $11,119,752, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 1,870	$ 566
Class T	.25%	.25%	1,536	930
Class B	.75%	.25%	2,425	2,283
Class C	.75%	.25%	3,950	3,274
			$ 9,781	$ 7,053

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 939
Class T	300
Class B*	192
Class C*	229
$ 1,660

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,264.30
Class T	965.31
Class B	748.31
Class C	1,205.30
Emerging Europe, Middle East, Africa (EMEA)	46,295.29
Institutional Class	3,188.25
	$ 54,665

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $69 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 5,719
Class T	1.75%	2,382
Class B	2.25%	1,899
Class C	2.25%	3,079
Emerging Europe, Middle East, Africa (EMEA)	1.25%	122,278
Institutional Class	1.25%	9,290
		$ 144,647

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $806.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Class A	$ 8,761	$ -
Class T	2,185	-
Emerging Europe, Middle East, Africa (EMEA)	241,410	-
Institutional Class	20,746	-
Total	$ 273,102	$ -

A For the period May 8, 2008 (commencement of operations) to April 30, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	128,115	344,487	$ 612,001	$ 3,038,678
Reinvestment of distributions	1,833	-	8,321	-
Shares redeemed	(49,734)	(56,535)	(232,407)	(363,899)
Net increase (decrease)	80,214	287,952	$ 387,915	$ 2,674,779
Class T
Shares sold	45,537	130,067	$ 223,011	$ 1,228,022
Reinvestment of distributions	481	-	2,182	-
Shares redeemed	(16,806)	(10,490)	(74,802)	(50,821)
Net increase (decrease)	29,212	119,577	$ 150,391	$ 1,177,201
Class B
Shares sold	18,061	115,650	$ 86,264	$ 1,098,908
Reinvestment of distributions	-	-	-	-
Shares redeemed	(16,279)	(12,702)	(72,372)	(76,194)
Net increase (decrease)	1,782	102,948	$ 13,892	$ 1,022,714
Class C
Shares sold	70,912	174,986	$ 361,273	$ 1,629,690
Reinvestment of distributions	-	-	-	-
Shares redeemed	(25,450)	(18,490)	(118,517)	(109,269)
Net increase (decrease)	45,462	156,496	$ 242,756	$ 1,520,421
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,370,885	10,218,704	$ 11,558,301	$ 92,385,312
Reinvestment of distributions	50,835	-	230,791	-
Shares redeemed	(1,597,610)	(3,380,627)	(7,290,256)	(23,437,711)
Net increase (decrease)	824,110	6,838,077	$ 4,498,836	$ 68,947,601
Institutional Class
Shares sold	40,267	598,356	$ 188,979	$ 4,518,354
Reinvestment of distributions	1,053	-	4,781	-
Shares redeemed	(65,690)	(31,854)	(301,668)	(190,184)
Net increase (decrease)	(24,370)	566,502	$ (107,908)	$ 4,328,170

A For the period May 8, 2008 (commencement of operations) to October 31, 2008.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

AEME-USAN-0609
1.861991.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Emerging Europe,
Middle East, Africa (EMEA)
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,171.40	$ 8.08
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,168.60	$ 9.41
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 1,169.10	$ 12.10
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 1,169.10	$ 12.10
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Emerging Europe, Middle East, Africa (EMEA)	1.25%
Actual		$ 1,000.00	$ 1,173.10	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,173.10	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
South Africa 34.5%
Russia 27.3%
United States of America* 10.3%
Israel 6.7%
Egypt 4.3%
Czech Republic 4.3%
Nigeria 2.5%
Turkey 2.4%
Canada 1.9%
Other 5.8%

As of October 31, 2008
South Africa 38.1%
Russia 30.8%
Israel 7.2%
Czech Republic 5.7%
United States of America* 3.9%
Egypt 3.4%
Turkey 2.4%
Kenya 2.2%
Nigeria 2.0%
Other 4.3%

* Includes short-term investments and net other assets.

Semiannual Report

Investment Changes (Unaudited) - continued

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	90.0	96.1
Short-Term Investments and Net Other Assets	10.0	3.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom (Russia, Oil, Gas & Consumable Fuels)	11.8	13.9
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	8.3	8.9
Sasol Ltd. (South Africa, Oil, Gas & Consumable Fuels)	6.2	6.5
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	6.0	6.4
Teva Pharmaceutical Industries Ltd. (Israel, Pharmaceuticals)	5.9	6.7
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	3.7	2.6
Egyptian Co. for Mobile Services (MobiNil) (Egypt, Wireless Telecommunication Services)	3.3	2.2
Ceske Energeticke Zavody AS (Czech Republic, Electric Utilities)	3.2	4.5
Raubex Group Ltd. (South Africa, Construction & Engineering)	3.1	3.6
Harmony Gold Mining Co. Ltd. (South Africa, Metals & Mining)	3.1	4.4
	54.6
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	27.5	29.4
Materials	15.8	16.3
Telecommunication Services	14.1	16.1
Financials	7.9	4.4
Consumer Staples	6.2	7.0
Health Care	6.2	6.7
Industrials	5.7	9.1
Utilities	3.2	4.7
Consumer Discretionary	1.4	1.0
Information Technology	0.5	0.3

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value
Australia - 0.5%
Coal of Africa Ltd. (a)	184,100	$ 182,911
International Ferro Metals	149,500	81,466
TOTAL AUSTRALIA		264,377
Canada - 0.4%
Addax Petroleum, Inc.	5,000	137,607
Westernzagros Resources Ltd. (a)	127,500	84,412
TOTAL CANADA		222,019
Cayman Islands - 1.4%
Eurasia Drilling Co. Ltd. GDR (Reg. S)	93,300	677,526
Czech Republic - 4.3%
Ceske Energeticke Zavody AS	39,350	1,624,465
Telefonica O2 Czech Republic AS	24,913	537,022
TOTAL CZECH REPUBLIC		2,161,487
Egypt - 4.3%
EFG-Hermes Holding SAE	74,200	260,767
Egyptian Co. for Mobile Services (MobiNil)	44,544	1,634,229
Orascom Construction Industries SAE	9,580	273,899
TOTAL EGYPT		2,168,895
Israel - 6.7%
Bezeq Israeli Telecommunication Corp. Ltd.	93,600	147,754
Mizrahi Tefahot Bank Ltd.	40,700	227,361
Teva Pharmaceutical Industries Ltd.	67,100	2,972,907
TOTAL ISRAEL		3,348,022
Kenya - 1.7%
Athi River Mining Ltd.	283,422	287,921
British American Tobacco Kenya Ltd.	80,500	144,133
East African Breweries Ltd.	265,118	400,623
TOTAL KENYA		832,677
Nigeria - 2.5%
Guaranty Trust Bank PLC (Reg. S) unit	226,017	802,360
Nigerian Breweries PLC	911,706	264,888
Zenith Bank PLC	1,940,000	188,757
TOTAL NIGERIA		1,256,005
Russia - 27.3%
Comstar United TeleSystems OJSC GDR (Reg. S)	81,000	352,590
Lukoil Oil Co.	5,800	258,881
Common Stocks - continued
	Shares	Value
Russia - continued
Lukoil Oil Co. sponsored ADR	68,500	$ 3,005,946
Novolipetsk Iron & Steel Corp.	19,000	287,212
OAO Gazprom	1,319,100	5,880,929
OAO NOVATEK	45,100	148,819
OAO NOVATEK GDR	3,200	112,193
OAO Tatneft	112,800	324,666
OJSC MMC Norilsk Nickel	1,500	123,712
Polymetal JSC GDR (Reg. S) (a)	149,550	919,525
Sberbank (Savings Bank of the Russian Federation)	2,217,000	1,828,628
Sberbank (Savings Bank of the Russian Federation) GDR	1,100	154,538
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	5,700	254,619
TOTAL RUSSIA		13,652,258
South Africa - 34.5%
Africa Cellular Towers Ltd. (a)	2,702,300	279,720
African Rainbow Minerals Ltd.	25,200	340,564
AngloGold Ashanti Ltd.	20,800	639,126
Aspen Pharmacare Holdings Ltd.	30,300	153,799
Austro Group Ltd.	411,000	23,088
Aveng Ltd.	76,800	293,803
Buildworks Group Ltd. (a)	1,145,000	50,841
Cashbuild Ltd.	17,200	131,973
DRDGOLD Ltd.	923,454	734,146
Exxaro Resources Ltd.	142,600	1,045,757
Gold Fields Ltd.	67,100	698,133
Harmony Gold Mining Co. Ltd. (a)	164,600	1,532,782
Kumba Iron Ore Ltd.	7,700	146,871
MTN Group Ltd.	320,150	4,157,796
Murray & Roberts Holdings Ltd.	136,500	762,080
New Clicks Holdings Ltd.	171,000	329,838
Paracon Holdings Ltd.	1,953,200	253,047
Raubex Group Ltd.	608,800	1,571,676
Sasol Ltd.	102,900	3,099,260
Shoprite Holdings Ltd.	162,300	972,627
Woolworths Holdings Ltd.	35,400	49,951
TOTAL SOUTH AFRICA		17,266,878
Turkey - 2.4%
Bim Birlesik Magazalar AS JSC	38,000	1,044,837
Eregli Demir ve Celik Fabrikalari TAS	71,000	172,148
TOTAL TURKEY		1,216,985
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.9%
Dubai Financial Market PJSC	1,203,976	$ 429,394
United Kingdom - 0.8%
Randgold Resources Ltd. sponsored ADR	8,300	401,720
United States of America - 0.3%
CTC Media, Inc. (a)	15,900	124,656
Zambia - 0.5%
Celtel Zambia Ltd.	2,790,201	177,783
Zambeef Products PLC	97,000	51,504
TOTAL ZAMBIA		229,287
TOTAL COMMON STOCKS (Cost $63,885,467)		44,252,186
Investment Companies - 1.5%

Canada - 1.5%
Horizons BetaPro COMEX Gold Bullion Bull Plus ETF (a) (Cost $827,933)	57,600	759,311
Money Market Funds - 10.3%

Fidelity Cash Central Fund, 0.53% (b) (Cost $5,154,795)	5,154,795	5,154,795
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $69,868,195)		50,166,292
NET OTHER ASSETS - (0.3)%		(170,403)
NET ASSETS - 100%		$ 49,995,889
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,539
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 50,166,292	$ 18,559,872	$ 31,606,420	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $9,997,975 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $64,713,400)	$ 45,011,497
Fidelity Central Funds (cost $5,154,795)	5,154,795
Total Investments (cost $69,868,195)		$ 50,166,292
Receivable for investments sold		788,679
Receivable for fund shares sold		412,823
Dividends receivable		56,029
Distributions receivable from Fidelity Central Funds		1,243
Prepaid expenses		284
Receivable from investment adviser for expense reductions		44,609
Other receivables		5,344
Total assets		51,475,303

Liabilities
Payable to custodian bank	$ 299,550
Payable for investments purchased	1,060,446
Payable for fund shares redeemed	32,787
Accrued management fee	30,930
Distribution fees payable	1,942
Other affiliated payables	12,491
Other payables and accrued expenses	41,268
Total liabilities		1,479,414

Net Assets		$ 49,995,889
Net Assets consist of:
Paid in capital		$ 85,025,846
Undistributed net investment income		72,819
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(15,399,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(19,702,801)
Net Assets		$ 49,995,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,037,505 ÷ 368,166 shares)	$ 5.53

Maximum offering price per share (100/94.25 of $5.53)	$ 5.87
Class T: Net Asset Value and redemption price per share ($823,377 ÷ 148,789 shares)	$ 5.53

Maximum offering price per share (100/96.50 of $5.53)	$ 5.73
Class B: Net Asset Value and offering price per share ($578,856 ÷ 104,730 shares)A	$ 5.53

Class C: Net Asset Value and offering price per share ($1,116,236 ÷ 201,958 shares)A	$ 5.53

Emerging Europe, Middle East, Africa (EMEA): Net Asset Value, offering price and redemption price per share ($42,437,458 ÷ 7,662,187 shares)	$ 5.54

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,002,457 ÷ 542,132 shares)	$ 5.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 382,469
Interest		6
Income from Fidelity Central Funds		5,539
		388,014
Less foreign taxes withheld		(11,415)
Total income		376,599

Expenses
Management fee	$ 155,038
Transfer agent fees	54,665
Distribution fees	9,781
Accounting fees and expenses	9,818
Custodian fees and expenses	31,149
Independent trustees' compensation	134
Registration fees	101,722
Audit	28,882
Legal	14
Miscellaneous	302
Total expenses before reductions	391,505
Expense reductions	(145,453)	246,052
Net investment income (loss)		130,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,132,758)
Foreign currency transactions	2,278
Total net realized gain (loss)		(5,130,480)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,671,474
Assets and liabilities in foreign currencies	857
Total change in net unrealized appreciation (depreciation)		11,672,331
Net gain (loss)		6,541,851
Net increase (decrease) in net assets resulting from operations		$ 6,672,398

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	For the period May 8, 2008 (commencement of operations) to October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,547	$ 351,784
Net realized gain (loss)	(5,130,480)	(10,405,654)
Change in net unrealized appreciation (depreciation)	11,672,331	(31,375,132)
Net increase (decrease) in net assets resulting from operations	6,672,398	(41,429,002)
Distributions to shareholders from net investment income	(273,102)	-
Share transactions - net increase (decrease)	5,185,882	79,670,886
Redemption fees	16,651	152,176
Total increase (decrease) in net assets	11,601,829	38,394,060

Net Assets
Beginning of period	38,394,060	-
End of period (including undistributed net investment income of $72,819 and undistributed net investment income of $215,625, respectively)	$ 49,995,889	$ 38,394,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04
Net realized and unrealized gain (loss)	.80	(5.31)
Total from investment operations	.81	(5.27)
Distributions from net investment income	(.03)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.75
Total Return B, C, D	17.14%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.26% A	2.50% A
Expenses net of fee waivers, if any	1.50% A	1.50% A
Expenses net of all reductions	1.49% A	1.23% A
Net investment income (loss)	.49% A	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,038	$ 1,368
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.75	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.04
Net realized and unrealized gain (loss)	.79	(5.31)
Total from investment operations	.80	(5.27)
Distributions from net investment income	(.02)	-
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.75
Total Return B, C, D	16.86%	(52.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.52% A	2.78% A
Expenses net of fee waivers, if any	1.75% A	1.75% A
Expenses net of all reductions	1.74% A	1.49% A
Net investment income (loss)	.24% A	.95% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 823	$ 568
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02
Net realized and unrealized gain (loss)	.81	(5.31)
Total from investment operations	.80	(5.29)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.73
Total Return B, C, D	16.91%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.03% A	3.32% A
Expenses net of fee waivers, if any	2.25% A	2.25% A
Expenses net of all reductions	2.24% A	1.99% A
Net investment income (loss)	(.26)% A	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 487
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02
Net realized and unrealized gain (loss)	.81	(5.31)
Total from investment operations	.80	(5.29)
Redemption fees added to paid in capital E	- J	.02
Net asset value, end of period	$ 5.53	$ 4.73
Total Return B, C, D	16.91%	(52.70)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.02% A	3.28% A
Expenses net of fee waivers, if any	2.25% A	2.25% A
Expenses net of all reductions	2.24% A	1.99% A
Net investment income (loss)	(.26)% A	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,116	$ 741
Portfolio turnover rate G	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 8, 2008 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Europe, Middle East, Africa (EMEA)

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05
Net realized and unrealized gain (loss)	.80	(5.31)
Total from investment operations	.82	(5.26)
Distributions from net investment income	(.04)	-
Redemption fees added to paid in capital D	- I	.02
Net asset value, end of period	$ 5.54	$ 4.76
Total Return B, C	17.31%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.01% A	2.19% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.24% A	.98% A
Net investment income (loss)	.74% A	1.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,437	$ 32,535
Portfolio turnover rate F	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.05
Net realized and unrealized gain (loss)	.80	(5.31)
Total from investment operations	.82	(5.26)
Distributions from net investment income	(.04)	-
Redemption fees added to paid in capital D	- I	.02
Net asset value, end of period	$ 5.54	$ 4.76
Total Return B, C	17.31%	(52.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.96% A	2.12% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.24% A	.98% A
Net investment income (loss)	.74% A	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,002	$ 2,695
Portfolio turnover rate F	59% A	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 8, 2008 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Emerging Europe, Middle East, Africa (EMEA) and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,666,993
Unrealized depreciation	(24,300,867)
Net unrealized appreciation (depreciation)	$ (20,633,874)
Cost for federal income tax purposes	$ 70,800,166

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $12,693,190 and $11,119,752, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .82% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 1,870	$ 566
Class T	.25%	.25%	1,536	930
Class B	.75%	.25%	2,425	2,283
Class C	.75%	.25%	3,950	3,274
			$ 9,781	$ 7,053

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 939
Class T	300
Class B*	192
Class C*	229
$ 1,660

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,264.30
Class T	965.31
Class B	748.31
Class C	1,205.30
Emerging Europe, Middle East, Africa (EMEA)	46,295.29
Institutional Class	3,188.25
	$ 54,665

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $69 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 5,719
Class T	1.75%	2,382
Class B	2.25%	1,899
Class C	2.25%	3,079
Emerging Europe, Middle East, Africa (EMEA)	1.25%	122,278
Institutional Class	1.25%	9,290
		$ 144,647

In addition, through arrangements with the Fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $806.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Class A	$ 8,761	$ -
Class T	2,185	-
Emerging Europe, Middle East, Africa (EMEA)	241,410	-
Institutional Class	20,746	-
Total	$ 273,102	$ -

A For the period May 8, 2008 (commencement of operations) to April 30, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	128,115	344,487	$ 612,001	$ 3,038,678
Reinvestment of distributions	1,833	-	8,321	-
Shares redeemed	(49,734)	(56,535)	(232,407)	(363,899)
Net increase (decrease)	80,214	287,952	$ 387,915	$ 2,674,779
Class T
Shares sold	45,537	130,067	$ 223,011	$ 1,228,022
Reinvestment of distributions	481	-	2,182	-
Shares redeemed	(16,806)	(10,490)	(74,802)	(50,821)
Net increase (decrease)	29,212	119,577	$ 150,391	$ 1,177,201
Class B
Shares sold	18,061	115,650	$ 86,264	$ 1,098,908
Reinvestment of distributions	-	-	-	-
Shares redeemed	(16,279)	(12,702)	(72,372)	(76,194)
Net increase (decrease)	1,782	102,948	$ 13,892	$ 1,022,714
Class C
Shares sold	70,912	174,986	$ 361,273	$ 1,629,690
Reinvestment of distributions	-	-	-	-
Shares redeemed	(25,450)	(18,490)	(118,517)	(109,269)
Net increase (decrease)	45,462	156,496	$ 242,756	$ 1,520,421
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,370,885	10,218,704	$ 11,558,301	$ 92,385,312
Reinvestment of distributions	50,835	-	230,791	-
Shares redeemed	(1,597,610)	(3,380,627)	(7,290,256)	(23,437,711)
Net increase (decrease)	824,110	6,838,077	$ 4,498,836	$ 68,947,601
Institutional Class
Shares sold	40,267	598,356	$ 188,979	$ 4,518,354
Reinvestment of distributions	1,053	-	4,781	-
Shares redeemed	(65,690)	(31,854)	(301,668)	(190,184)
Net increase (decrease)	(24,370)	566,502	$ (107,908)	$ 4,328,170

A For the period May 8, 2008 (commencement of operations) to October 31, 2008.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

AEMEI-USAN-0609
1.861983.100

Fidelity®
Global Commodity Stock
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 25, 2009 to April 30, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.50%
Actual		$ 1,000.00	$ 1,059.00	$ 1.57B
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50C
Class T	1.75%
Actual		$ 1,000.00	$ 1,059.00	$ 1.83B
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75C
Class B	2.25%
Actual		$ 1,000.00	$ 1,058.00	$ 2.35B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23C
Class C	2.25%
Actual		$ 1,000.00	$ 1,058.00	$ 2.35B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23C
Global Commodity Stock	1.25%
Actual		$ 1,000.00	$ 1,059.00	$ 1.30B
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26C
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,059.00	$ 1.30B
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 37/365 (to reflect the period March 25, 2009 to April 30, 2009).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Semiannual Report

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2009
% of fund's net assets
BHP Billiton PLC	4.7
Monsanto Co.	4.6
Exxon Mobil Corp.	3.6
Potash Corp. of Saskatchewan, Inc.	2.6
Syngenta AG (Switzerland)	2.4
Rio Tinto PLC (Reg.)	2.3
Chevron Corp.	1.9
Royal Dutch Shell PLC Class A (United Kingdom)	1.9
BP PLC	1.6
Archer Daniels Midland Co.	1.5
27.1
Top Industries (% of fund's net assets)
As of April 30, 2009
Metals & Mining 30.5%
Oil, Gas & Consumable Fuels 27.8%
Chemicals 16.4%
Paper & Forest Products 4.8%
Food Products 3.9%
All Others* 16.6%

* Includes short-term investments and net other assets.

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.7%
	Shares	Value
CHEMICALS - 16.4%
Diversified Chemicals - 0.2%
FMC Corp.	724	$ 35,281
Fertilizers & Agricultural Chemicals - 16.2%
Agrium, Inc.	3,100	133,015
CF Industries Holdings, Inc.	972	70,033
Fertilizantes Fosfatados SA (PN)	7,200	54,750
Incitec Pivot Ltd.	37,082	56,891
Intrepid Potash, Inc.	1,100	27,159
Israel Chemicals Ltd.	7,900	66,434
K&S AG	2,300	136,915
Monsanto Co.	8,700	738,543
Nufarm Ltd.	2,668	25,665
Potash Corp. of Saskatchewan, Inc.	4,900	420,909
Sinofert Holdings Ltd.	4,000	1,855
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,700	53,567
Syngenta AG (Switzerland)	1,805	385,249
Terra Industries, Inc.	3,600	95,400
The Mosaic Co.	5,500	222,475
Yara International ASA	4,500	120,585
		2,609,445
TOTAL CHEMICALS		2,644,726
CONTAINERS & PACKAGING - 0.9%
Paper Packaging - 0.9%
Packaging Corp. of America	1,200	19,044
Rock-Tenn Co. Class A	1,600	60,416
Smurfit Kappa Group PLC	2,400	7,028
Temple-Inland, Inc.	5,300	63,282
		149,770
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
First Solar, Inc. (a)	60	11,237
Sunpower Corp. Class B (a)	1,300	32,968
		44,205
ENERGY EQUIPMENT & SERVICES - 1.9%
Oil & Gas Drilling - 1.0%
Helmerich & Payne, Inc.	400	12,328
Noble Corp.	3,200	87,456
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Seadrill Ltd.	2,800	$ 29,879
Transocean Ltd. (a)	500	33,740
		163,403
Oil & Gas Equipment & Services - 0.9%
Baker Hughes, Inc.	200	7,116
BJ Services Co.	500	6,945
Dril-Quip, Inc. (a)	1,200	41,256
Halliburton Co.	300	6,066
National Oilwell Varco, Inc. (a)	500	15,140
Schlumberger Ltd. (NY Shares)	600	29,394
Weatherford International Ltd. (a)	2,500	41,575
		147,492
TOTAL ENERGY EQUIPMENT & SERVICES		310,895
FOOD PRODUCTS - 3.9%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	10,100	248,662
Bunge Ltd.	3,300	158,433
Chaoda Modern Agriculture (Holdings) Ltd.	18,000	10,178
Corn Products International, Inc.	2,800	66,920
Danisco AS	1,400	45,848
Golden Agri-Resources Ltd.	10,000	2,499
IOI Corp. Bhd	49,200	59,427
PPB Group Bhd	3,700	11,017
Wilmar International Ltd.	11,000	26,599
		629,583
MACHINERY - 0.9%
Construction & Farm Machinery & Heavy Trucks - 0.9%
AGCO Corp. (a)	1,700	41,310
Caterpillar, Inc.	200	7,116
Deere & Co.	1,400	57,764
Jain Irrigation Systems Ltd.	2,965	30,016
		136,206
METALS & MINING - 30.5%
Aluminum - 0.5%
Alcoa, Inc.	4,300	39,001
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Aluminum - continued
Aluminum Corp. of China Ltd. (H Shares)	14,000	$ 10,722
Norsk Hydro ASA	7,520	33,153
		82,876
Diversified Metals & Mining - 12.5%
African Rainbow Minerals Ltd.	1,300	17,569
Anglo American PLC (United Kingdom)	8,000	172,082
Antofagasta PLC	2,700	23,163
BHP Billiton PLC	37,000	767,647
Companhia Vale do Rio Doce (PN-A) sponsored ADR	16,600	227,918
Eramet SA	22	4,723
Eurasian Natural Resources Corp. PLC	1,700	14,797
Exxaro Resources Ltd.	3,000	22,001
First Quantum Minerals Ltd.	1,000	38,676
Freeport-McMoRan Copper & Gold, Inc. Class B	2,200	93,830
Grupo Mexico SA de CV Series B	9,723	7,641
Ivanhoe Mines Ltd. (a)	1,800	11,555
OJSC MMC Norilsk Nickel sponsored ADR	3,200	26,400
Rio Tinto PLC (Reg.)	9,000	365,545
Southern Copper Corp.	500	9,285
Sumitomo Metal Mining Co. Ltd.	2,000	22,341
Teck Resources Ltd. Class B (sub. vtg.)	1,800	18,901
Vedanta Resources PLC	2,100	32,836
Xstrata PLC	16,000	141,006
		2,017,916
Gold - 8.4%
Agnico-Eagle Mines Ltd.:
(Canada)	1,900	83,993
(United States)	100	4,411
Andean Resources Ltd. (a)	20,000	23,558
AngloGold Ashanti Ltd. sponsored ADR	2,300	70,840
Barrick Gold Corp.	7,200	208,473
Eldorado Gold Corp. (a)	4,700	37,340
Franco-Nevada Corp.	1,200	25,534
Gold Fields Ltd. sponsored ADR	1,900	19,760
Goldcorp, Inc.	5,200	142,153
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	8,500	79,220
IAMGOLD Corp.	3,100	24,706
Kinross Gold Corp.	7,700	118,670
Lihir Gold Ltd. (a)	22,293	48,628
Newcrest Mining Ltd.	5,582	121,517
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Newmont Mining Corp.	2,700	$ 108,648
Polyus Gold OJSC sponsored ADR	400	9,040
Randgold Resources Ltd. sponsored ADR	1,200	58,080
Red Back Mining, Inc. (a)	4,300	29,766
Royal Gold, Inc.	1,700	61,472
Simmer & Jack Mines Ltd. (a)	22,000	7,075
Yamana Gold, Inc.	6,300	49,418
Zijin Mining Group Co. Ltd. (H Shares)	42,000	32,168
		1,364,470
Precious Metals & Minerals - 1.7%
Anglo Platinum Ltd.	500	26,755
Aquarius Platinum Ltd. (United Kingdom) (a)	5,966	22,480
Compania de Minas Buenaventura SA sponsored ADR	2,100	44,436
Impala Platinum Holdings Ltd.	4,100	78,362
Lonmin PLC	700	14,693
Mvelaphanda Resources Ltd. (a)	2,300	8,357
Northam Platinum Ltd.	2,900	9,591
Pan American Silver Corp. (a)	1,700	28,016
Silver Standard Resources, Inc. (a)	2,600	44,148
		276,838
Steel - 7.4%
Acerinox SA	400	6,091
Allegheny Technologies, Inc.	200	6,546
ArcelorMittal SA (NY Shares) Class A	9,900	233,442
China Steel Corp.	48,000	37,124
Cliffs Natural Resources, Inc.	2,400	55,344
Companhia Siderurgica Nacional SA (CSN)	2,800	51,725
Fortescue Metals Group Ltd. (a)	7,194	12,345
Gerdau SA sponsored ADR	8,700	61,770
Hyundai Steel Co.	300	12,723
JFE Holdings, Inc.	3,800	103,816
Kobe Steel Ltd.	3,000	4,934
Nippon Steel Corp.	23,000	77,348
Nisshin Steel Co. Ltd.	2,000	3,860
Nucor Corp.	2,000	81,380
POSCO	366	113,695
Salzgitter AG	800	56,394
Sims Metal Management Ltd.	447	6,500
SSAB Svenskt Stal AB (B Shares)	1,000	8,966
Steel Dynamics, Inc.	3,000	37,350
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Sumitomo Metal Industries Ltd.	25,000	$ 58,578
Thyssenkrupp AG	2,000	42,447
Tokyo Steel Manufacturing Co. Ltd.	900	9,220
United States Steel Corp.	1,800	47,790
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,800	26,725
voestalpine AG	2,100	40,168
		1,196,281
TOTAL METALS & MINING		4,938,381
OIL, GAS & CONSUMABLE FUELS - 27.8%
Coal & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	1,500	30,720
Arch Coal, Inc.	2,200	30,734
Cameco Corp.	500	11,481
China Shenhua Energy Co. Ltd. (H Shares)	2,000	5,530
CONSOL Energy, Inc.	2,100	65,688
Foundation Coal Holdings, Inc.	400	6,496
Massey Energy Co.	5,300	84,323
Paladin Energy Ltd. (a)	500	1,676
Peabody Energy Corp.	600	15,834
		252,482
Integrated Oil & Gas - 19.4%
BG Group PLC	9,800	156,427
BP PLC	36,000	254,304
Chevron Corp.	4,600	304,060
China Petroleum & Chemical Corp. (H Shares)	42,000	32,644
ConocoPhillips	3,500	143,500
ENI SpA	9,000	193,081
Exxon Mobil Corp.	8,700	580,029
Hess Corp.	1,400	76,706
Husky Energy, Inc.	300	7,268
Imperial Oil Ltd.	500	17,871
Lukoil Oil Co. sponsored ADR	700	30,884
Marathon Oil Corp.	2,600	77,220
Murphy Oil Corp.	100	4,771
OAO Gazprom sponsored ADR	3,300	58,410
Occidental Petroleum Corp.	2,600	146,354
OJSC Oil Company Rosneft GDR (Reg. S)	1,100	5,675
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
OMV AG	200	$ 6,194
Origin Energy Ltd.	816	9,665
Petro-Canada	2,500	78,902
PetroChina Co. Ltd. (H Shares)	24,000	20,918
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	7,700	207,746
Repsol YPF SA	1,400	26,604
Royal Dutch Shell PLC Class A (United Kingdom)	13,200	303,785
Sasol Ltd.	700	21,083
StatoilHydro ASA	2,400	44,723
Suncor Energy, Inc.	4,200	105,700
Surgutneftegaz JSC sponsored ADR	830	5,852
Total SA Series B	4,400	220,099
		3,140,475
Oil & Gas Exploration & Production - 6.7%
Anadarko Petroleum Corp.	1,500	64,590
Apache Corp.	500	36,430
Berry Petroleum Co. Class A	1,100	18,128
Cabot Oil & Gas Corp.	1,800	54,342
Cairn Energy PLC (a)	400	12,536
Canadian Natural Resources Ltd.	1,300	59,931
Canadian Oil Sands Trust	300	6,195
Chesapeake Energy Corp.	5,200	102,492
CNOOC Ltd. sponsored ADR	400	44,540
Denbury Resources, Inc. (a)	500	8,140
Devon Energy Corp.	600	31,110
EnCana Corp.	1,100	50,416
EOG Resources, Inc.	600	38,088
Newfield Exploration Co. (a)	500	15,590
Nexen, Inc.	1,300	24,753
Niko Resources Ltd.	100	5,061
Noble Energy, Inc.	300	17,025
OPTI Canada, Inc. (a)	21,800	35,260
Petrobank Energy & Resources Ltd. (a)	4,900	105,330
Petrohawk Energy Corp. (a)	1,400	33,040
Plains Exploration & Production Co. (a)	1,300	24,531
Range Resources Corp.	1,900	75,943
Santos Ltd.	511	6,101
Southwestern Energy Co. (a)	2,200	78,892
Talisman Energy, Inc.	1,500	18,793
Tullow Oil PLC	900	10,620
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ultra Petroleum Corp. (a)	500	$ 21,400
Whiting Petroleum Corp. (a)	400	13,104
Woodside Petroleum Ltd.	1,271	35,469
XTO Energy, Inc.	1,100	38,126
		1,085,976
Oil & Gas Refining & Marketing - 0.1%
Frontier Oil Corp.	900	11,439
Tesoro Corp.	800	12,200
		23,639
TOTAL OIL, GAS & CONSUMABLE FUELS		4,502,572
PAPER & FOREST PRODUCTS - 4.8%
Forest Products - 1.1%
Sino-Forest Corp. (a)	3,000	26,248
Weyerhaeuser Co.	4,000	141,040
		167,288
Paper Products - 3.7%
Holmen AB (B Shares)	300	6,615
International Paper Co.	6,200	78,492
MeadWestvaco Corp.	500	7,830
Nine Dragons Paper (Holdings) Ltd.	56,000	25,347
Nippon Paper Group, Inc.	1,400	39,745
Oji Paper Co. Ltd.	12,000	51,675
Sappi Ltd.	18,649	49,794
Stora Enso Oyj (R Shares)	13,000	74,183
Suzano Bahia Sul Papel e Celulose SA (a)	1,000	6,351
Svenska Cellulosa AB (SCA) (B Shares)	10,400	100,258
UPM-Kymmene Corp.	11,500	102,885
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	6,500	56,810
		599,985
TOTAL PAPER & FOREST PRODUCTS		767,273
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
Plum Creek Timber Co., Inc.	500	17,260
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - continued
Potlatch Corp.	600	$ 17,646
Rayonier, Inc.	500	19,310
		54,216
TOTAL COMMON STOCKS (Cost $13,535,835)		14,177,827
Money Market Funds - 14.2%

Fidelity Cash Central Fund, 0.53% (b) (Cost $2,305,140)	2,305,140	2,305,140
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $15,840,975)		16,482,967
NET OTHER ASSETS - (1.9)%		(308,430)
NET ASSETS - 100%		$ 16,174,537
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 811
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,482,967	$ 11,674,677	$ 4,808,290	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	43.0%
United Kingdom	14.6%
Canada	12.3%
Brazil	4.3%
Switzerland	3.4%
South Africa	2.3%
Japan	2.2%
Australia	1.7%
Germany	1.6%
Luxembourg	1.4%
France	1.4%
Bermuda	1.3%
Norway	1.2%
Italy	1.2%
Finland	1.1%
Others (individually less than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,535,835)	$ 14,177,827
Fidelity Central Funds (cost $2,305,140)	2,305,140
Total Investments (cost $15,840,975)		$ 16,482,967
Cash		31
Receivable for investments sold		56,786
Receivable for fund shares sold		457,888
Dividends receivable		11,243
Distributions receivable from Fidelity Central Funds		693
Prepaid expenses		76,768
Receivable from investment adviser for expense reductions		22,383
Other receivables		626
Total assets		17,109,385

Liabilities
Payable for investments purchased	$ 827,242
Payable for fund shares redeemed	7
Accrued management fee	6,376
Distribution fees payable	1,908
Other affiliated payables	3,050
Other payables and accrued expenses	96,265
Total liabilities		934,848

Net Assets		$ 16,174,537
Net Assets consist of:
Paid in capital		$ 15,482,854
Undistributed net investment income		9,059
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,457
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		641,167
Net Assets		$ 16,174,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,185,942 ÷ 111,982 shares)	$ 10.59

Maximum offering price per share (100/94.25 of $10.59)	$ 11.24
Class T: Net Asset Value and redemption price per share ($922,585 ÷ 87,139 shares)	$ 10.59

Maximum offering price per share (100/96.50 of $10.59)	$ 10.97
Class B: Net Asset Value, offering price and redemption price per share ($878,432 ÷ 83,012 shares)A	$ 10.58

Class C: Net Asset Value, offering price and redemption price per share ($868,200 ÷ 82,045 shares)A	$ 10.58

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($11,430,151 ÷ 1,078,950 shares)	$ 10.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,227 ÷ 83,944 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

For the period March 25, 2009 (commencement of operations) to April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 24,844
Interest		82
Income from Fidelity Central Funds		811
		25,737
Less foreign taxes withheld		(2,370)
Total income		23,367

Expenses
Management fee	$ 7,044
Transfer agent fees	3,375
Distribution fees	2,316
Accounting fees and expenses	508
Custodian fees and expenses	5,241
Independent trustees' compensation	3
Registration fees	14,858
Audit	7,079
Total expenses before reductions	40,424
Expense reductions	(26,116)	14,308
Net investment income (loss)		9,059
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,750
Foreign currency transactions	(293)
Total net realized gain (loss)		41,457
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $636)	641,356
Assets and liabilities in foreign currencies	(189)
Total change in net unrealized appreciation (depreciation)		641,167
Net gain (loss)		682,624
Net increase (decrease) in net assets resulting from operations		$ 691,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period March 25, 2009 (commencement of operations) to April 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,059
Net realized gain (loss)	41,457
Change in net unrealized appreciation (depreciation)	641,167
Net increase (decrease) in net assets resulting from operations	691,683
Share transactions - net increase (decrease)	15,474,226
Redemption fees	8,628
Total increase (decrease) in net assets	16,174,537

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $9,059)	$ 16,174,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.59
Total Return B, C, D	5.90%
Ratios to Average Net Assets F, I
Expenses before reductions	4.06% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.43% A
Net investment income (loss)	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,186
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.59
Total Return B, C, D	5.90%
Ratios to Average Net Assets F, I
Expenses before reductions	4.27% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.68% A
Net investment income (loss)	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 923
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.57
Total from investment operations	.57
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.58
Total Return B, C, D	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	4.78% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.18% A
Net investment income (loss)	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 878
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.57
Total from investment operations	.57
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.58
Total Return B, C, D	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	4.78% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.18% A
Net investment income (loss)	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 868
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.59
Total Return B, C	5.90%
Ratios to Average Net Assets E, H
Expenses before reductions	3.78% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.19% A
Net investment income (loss)	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,430
Portfolio turnover rate F	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.59
Total Return B, C	5.90%
Ratios to Average Net Assets E, H
Expenses before reductions	3.75% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.18% A
Net investment income (loss)	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 889
Portfolio turnover rate F	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Commodity Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 896,799
Unrealized depreciation	(257,646)
Net unrealized appreciation (depreciation)	$ 639,153
Cost for federal income tax purposes	$ 15,843,814

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $14,055,141 and $561,059, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 228	$ 204
Class T	.25%	.25%	428	410
Class B	.75%	.25%	830	829
Class C	.75%	.25%	830	827
			$ 2,316	$ 2,270

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,551
Class T	13
$ 1,564

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 338.36
Class T	301.34
Class B	313.37
Class C	313.36
Global Commodity Stock	1,848.33
Institutional Class	262.30
	$ 3,375

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $211 for the period.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 2,411
Class T	1.75%	2,231
Class B	2.25%	2,172
Class C	2.25%	2,170
Global Commodity Stock	1.25%	14,301
Institutional Class	1.25%	2,175
		$ 25,460

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $626 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Class T	6
Class B	6
Class C	6
Institutional Class	6
$ 30

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Period ended April 30, 2009A	Dollars Period ended April 30, 2009A
Class A
Shares sold	111,982	$ 1,128,217
Class T
Shares sold	87,139	$ 873,398
Class B
Shares sold	83,012	$ 831,539
Class C
Shares sold	82,045	$ 821,023
Global Commodity Stock
Shares sold	1,166,737	$ 11,843,677
Shares redeemed	(87,787)	(863,038)
Net increase (decrease)	1,078,950	$ 10,980,639
Institutional Class
Shares sold	83,944	$ 839,410

A For the period March 25, 2009 (commencement of operations) to April 30, 2009.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Commodity Stock Fund

On November 18, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Global Commodity Stock Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GCS-USAN-0609
1.879382.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Global Commodity Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are classes
of Fidelity® Global Commodity Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 25, 2009 to April 30, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.50%
Actual		$ 1,000.00	$ 1,059.00	$ 1.57B
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50C
Class T	1.75%
Actual		$ 1,000.00	$ 1,059.00	$ 1.83B
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75C
Class B	2.25%
Actual		$ 1,000.00	$ 1,058.00	$ 2.35B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23C
Class C	2.25%
Actual		$ 1,000.00	$ 1,058.00	$ 2.35B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23C
Global Commodity Stock	1.25%
Actual		$ 1,000.00	$ 1,059.00	$ 1.30B
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26C
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,059.00	$ 1.30B
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 37/365 (to reflect the period March 25, 2009 to April 30, 2009).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Semiannual Report

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2009
% of fund's net assets
BHP Billiton PLC	4.7
Monsanto Co.	4.6
Exxon Mobil Corp.	3.6
Potash Corp. of Saskatchewan, Inc.	2.6
Syngenta AG (Switzerland)	2.4
Rio Tinto PLC (Reg.)	2.3
Chevron Corp.	1.9
Royal Dutch Shell PLC Class A (United Kingdom)	1.9
BP PLC	1.6
Archer Daniels Midland Co.	1.5
27.1
Top Industries (% of fund's net assets)
As of April 30, 2009
Metals & Mining 30.5%
Oil, Gas & Consumable Fuels 27.8%
Chemicals 16.4%
Paper & Forest Products 4.8%
Food Products 3.9%
All Others* 16.6%

* Includes short-term investments and net other assets.

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.7%
	Shares	Value
CHEMICALS - 16.4%
Diversified Chemicals - 0.2%
FMC Corp.	724	$ 35,281
Fertilizers & Agricultural Chemicals - 16.2%
Agrium, Inc.	3,100	133,015
CF Industries Holdings, Inc.	972	70,033
Fertilizantes Fosfatados SA (PN)	7,200	54,750
Incitec Pivot Ltd.	37,082	56,891
Intrepid Potash, Inc.	1,100	27,159
Israel Chemicals Ltd.	7,900	66,434
K&S AG	2,300	136,915
Monsanto Co.	8,700	738,543
Nufarm Ltd.	2,668	25,665
Potash Corp. of Saskatchewan, Inc.	4,900	420,909
Sinofert Holdings Ltd.	4,000	1,855
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,700	53,567
Syngenta AG (Switzerland)	1,805	385,249
Terra Industries, Inc.	3,600	95,400
The Mosaic Co.	5,500	222,475
Yara International ASA	4,500	120,585
		2,609,445
TOTAL CHEMICALS		2,644,726
CONTAINERS & PACKAGING - 0.9%
Paper Packaging - 0.9%
Packaging Corp. of America	1,200	19,044
Rock-Tenn Co. Class A	1,600	60,416
Smurfit Kappa Group PLC	2,400	7,028
Temple-Inland, Inc.	5,300	63,282
		149,770
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
First Solar, Inc. (a)	60	11,237
Sunpower Corp. Class B (a)	1,300	32,968
		44,205
ENERGY EQUIPMENT & SERVICES - 1.9%
Oil & Gas Drilling - 1.0%
Helmerich & Payne, Inc.	400	12,328
Noble Corp.	3,200	87,456
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Seadrill Ltd.	2,800	$ 29,879
Transocean Ltd. (a)	500	33,740
		163,403
Oil & Gas Equipment & Services - 0.9%
Baker Hughes, Inc.	200	7,116
BJ Services Co.	500	6,945
Dril-Quip, Inc. (a)	1,200	41,256
Halliburton Co.	300	6,066
National Oilwell Varco, Inc. (a)	500	15,140
Schlumberger Ltd. (NY Shares)	600	29,394
Weatherford International Ltd. (a)	2,500	41,575
		147,492
TOTAL ENERGY EQUIPMENT & SERVICES		310,895
FOOD PRODUCTS - 3.9%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	10,100	248,662
Bunge Ltd.	3,300	158,433
Chaoda Modern Agriculture (Holdings) Ltd.	18,000	10,178
Corn Products International, Inc.	2,800	66,920
Danisco AS	1,400	45,848
Golden Agri-Resources Ltd.	10,000	2,499
IOI Corp. Bhd	49,200	59,427
PPB Group Bhd	3,700	11,017
Wilmar International Ltd.	11,000	26,599
		629,583
MACHINERY - 0.9%
Construction & Farm Machinery & Heavy Trucks - 0.9%
AGCO Corp. (a)	1,700	41,310
Caterpillar, Inc.	200	7,116
Deere & Co.	1,400	57,764
Jain Irrigation Systems Ltd.	2,965	30,016
		136,206
METALS & MINING - 30.5%
Aluminum - 0.5%
Alcoa, Inc.	4,300	39,001
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Aluminum - continued
Aluminum Corp. of China Ltd. (H Shares)	14,000	$ 10,722
Norsk Hydro ASA	7,520	33,153
		82,876
Diversified Metals & Mining - 12.5%
African Rainbow Minerals Ltd.	1,300	17,569
Anglo American PLC (United Kingdom)	8,000	172,082
Antofagasta PLC	2,700	23,163
BHP Billiton PLC	37,000	767,647
Companhia Vale do Rio Doce (PN-A) sponsored ADR	16,600	227,918
Eramet SA	22	4,723
Eurasian Natural Resources Corp. PLC	1,700	14,797
Exxaro Resources Ltd.	3,000	22,001
First Quantum Minerals Ltd.	1,000	38,676
Freeport-McMoRan Copper & Gold, Inc. Class B	2,200	93,830
Grupo Mexico SA de CV Series B	9,723	7,641
Ivanhoe Mines Ltd. (a)	1,800	11,555
OJSC MMC Norilsk Nickel sponsored ADR	3,200	26,400
Rio Tinto PLC (Reg.)	9,000	365,545
Southern Copper Corp.	500	9,285
Sumitomo Metal Mining Co. Ltd.	2,000	22,341
Teck Resources Ltd. Class B (sub. vtg.)	1,800	18,901
Vedanta Resources PLC	2,100	32,836
Xstrata PLC	16,000	141,006
		2,017,916
Gold - 8.4%
Agnico-Eagle Mines Ltd.:
(Canada)	1,900	83,993
(United States)	100	4,411
Andean Resources Ltd. (a)	20,000	23,558
AngloGold Ashanti Ltd. sponsored ADR	2,300	70,840
Barrick Gold Corp.	7,200	208,473
Eldorado Gold Corp. (a)	4,700	37,340
Franco-Nevada Corp.	1,200	25,534
Gold Fields Ltd. sponsored ADR	1,900	19,760
Goldcorp, Inc.	5,200	142,153
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	8,500	79,220
IAMGOLD Corp.	3,100	24,706
Kinross Gold Corp.	7,700	118,670
Lihir Gold Ltd. (a)	22,293	48,628
Newcrest Mining Ltd.	5,582	121,517
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Newmont Mining Corp.	2,700	$ 108,648
Polyus Gold OJSC sponsored ADR	400	9,040
Randgold Resources Ltd. sponsored ADR	1,200	58,080
Red Back Mining, Inc. (a)	4,300	29,766
Royal Gold, Inc.	1,700	61,472
Simmer & Jack Mines Ltd. (a)	22,000	7,075
Yamana Gold, Inc.	6,300	49,418
Zijin Mining Group Co. Ltd. (H Shares)	42,000	32,168
		1,364,470
Precious Metals & Minerals - 1.7%
Anglo Platinum Ltd.	500	26,755
Aquarius Platinum Ltd. (United Kingdom) (a)	5,966	22,480
Compania de Minas Buenaventura SA sponsored ADR	2,100	44,436
Impala Platinum Holdings Ltd.	4,100	78,362
Lonmin PLC	700	14,693
Mvelaphanda Resources Ltd. (a)	2,300	8,357
Northam Platinum Ltd.	2,900	9,591
Pan American Silver Corp. (a)	1,700	28,016
Silver Standard Resources, Inc. (a)	2,600	44,148
		276,838
Steel - 7.4%
Acerinox SA	400	6,091
Allegheny Technologies, Inc.	200	6,546
ArcelorMittal SA (NY Shares) Class A	9,900	233,442
China Steel Corp.	48,000	37,124
Cliffs Natural Resources, Inc.	2,400	55,344
Companhia Siderurgica Nacional SA (CSN)	2,800	51,725
Fortescue Metals Group Ltd. (a)	7,194	12,345
Gerdau SA sponsored ADR	8,700	61,770
Hyundai Steel Co.	300	12,723
JFE Holdings, Inc.	3,800	103,816
Kobe Steel Ltd.	3,000	4,934
Nippon Steel Corp.	23,000	77,348
Nisshin Steel Co. Ltd.	2,000	3,860
Nucor Corp.	2,000	81,380
POSCO	366	113,695
Salzgitter AG	800	56,394
Sims Metal Management Ltd.	447	6,500
SSAB Svenskt Stal AB (B Shares)	1,000	8,966
Steel Dynamics, Inc.	3,000	37,350
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Sumitomo Metal Industries Ltd.	25,000	$ 58,578
Thyssenkrupp AG	2,000	42,447
Tokyo Steel Manufacturing Co. Ltd.	900	9,220
United States Steel Corp.	1,800	47,790
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,800	26,725
voestalpine AG	2,100	40,168
		1,196,281
TOTAL METALS & MINING		4,938,381
OIL, GAS & CONSUMABLE FUELS - 27.8%
Coal & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	1,500	30,720
Arch Coal, Inc.	2,200	30,734
Cameco Corp.	500	11,481
China Shenhua Energy Co. Ltd. (H Shares)	2,000	5,530
CONSOL Energy, Inc.	2,100	65,688
Foundation Coal Holdings, Inc.	400	6,496
Massey Energy Co.	5,300	84,323
Paladin Energy Ltd. (a)	500	1,676
Peabody Energy Corp.	600	15,834
		252,482
Integrated Oil & Gas - 19.4%
BG Group PLC	9,800	156,427
BP PLC	36,000	254,304
Chevron Corp.	4,600	304,060
China Petroleum & Chemical Corp. (H Shares)	42,000	32,644
ConocoPhillips	3,500	143,500
ENI SpA	9,000	193,081
Exxon Mobil Corp.	8,700	580,029
Hess Corp.	1,400	76,706
Husky Energy, Inc.	300	7,268
Imperial Oil Ltd.	500	17,871
Lukoil Oil Co. sponsored ADR	700	30,884
Marathon Oil Corp.	2,600	77,220
Murphy Oil Corp.	100	4,771
OAO Gazprom sponsored ADR	3,300	58,410
Occidental Petroleum Corp.	2,600	146,354
OJSC Oil Company Rosneft GDR (Reg. S)	1,100	5,675
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
OMV AG	200	$ 6,194
Origin Energy Ltd.	816	9,665
Petro-Canada	2,500	78,902
PetroChina Co. Ltd. (H Shares)	24,000	20,918
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	7,700	207,746
Repsol YPF SA	1,400	26,604
Royal Dutch Shell PLC Class A (United Kingdom)	13,200	303,785
Sasol Ltd.	700	21,083
StatoilHydro ASA	2,400	44,723
Suncor Energy, Inc.	4,200	105,700
Surgutneftegaz JSC sponsored ADR	830	5,852
Total SA Series B	4,400	220,099
		3,140,475
Oil & Gas Exploration & Production - 6.7%
Anadarko Petroleum Corp.	1,500	64,590
Apache Corp.	500	36,430
Berry Petroleum Co. Class A	1,100	18,128
Cabot Oil & Gas Corp.	1,800	54,342
Cairn Energy PLC (a)	400	12,536
Canadian Natural Resources Ltd.	1,300	59,931
Canadian Oil Sands Trust	300	6,195
Chesapeake Energy Corp.	5,200	102,492
CNOOC Ltd. sponsored ADR	400	44,540
Denbury Resources, Inc. (a)	500	8,140
Devon Energy Corp.	600	31,110
EnCana Corp.	1,100	50,416
EOG Resources, Inc.	600	38,088
Newfield Exploration Co. (a)	500	15,590
Nexen, Inc.	1,300	24,753
Niko Resources Ltd.	100	5,061
Noble Energy, Inc.	300	17,025
OPTI Canada, Inc. (a)	21,800	35,260
Petrobank Energy & Resources Ltd. (a)	4,900	105,330
Petrohawk Energy Corp. (a)	1,400	33,040
Plains Exploration & Production Co. (a)	1,300	24,531
Range Resources Corp.	1,900	75,943
Santos Ltd.	511	6,101
Southwestern Energy Co. (a)	2,200	78,892
Talisman Energy, Inc.	1,500	18,793
Tullow Oil PLC	900	10,620
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ultra Petroleum Corp. (a)	500	$ 21,400
Whiting Petroleum Corp. (a)	400	13,104
Woodside Petroleum Ltd.	1,271	35,469
XTO Energy, Inc.	1,100	38,126
		1,085,976
Oil & Gas Refining & Marketing - 0.1%
Frontier Oil Corp.	900	11,439
Tesoro Corp.	800	12,200
		23,639
TOTAL OIL, GAS & CONSUMABLE FUELS		4,502,572
PAPER & FOREST PRODUCTS - 4.8%
Forest Products - 1.1%
Sino-Forest Corp. (a)	3,000	26,248
Weyerhaeuser Co.	4,000	141,040
		167,288
Paper Products - 3.7%
Holmen AB (B Shares)	300	6,615
International Paper Co.	6,200	78,492
MeadWestvaco Corp.	500	7,830
Nine Dragons Paper (Holdings) Ltd.	56,000	25,347
Nippon Paper Group, Inc.	1,400	39,745
Oji Paper Co. Ltd.	12,000	51,675
Sappi Ltd.	18,649	49,794
Stora Enso Oyj (R Shares)	13,000	74,183
Suzano Bahia Sul Papel e Celulose SA (a)	1,000	6,351
Svenska Cellulosa AB (SCA) (B Shares)	10,400	100,258
UPM-Kymmene Corp.	11,500	102,885
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	6,500	56,810
		599,985
TOTAL PAPER & FOREST PRODUCTS		767,273
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
Plum Creek Timber Co., Inc.	500	17,260
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - continued
Potlatch Corp.	600	$ 17,646
Rayonier, Inc.	500	19,310
		54,216
TOTAL COMMON STOCKS (Cost $13,535,835)		14,177,827
Money Market Funds - 14.2%

Fidelity Cash Central Fund, 0.53% (b) (Cost $2,305,140)	2,305,140	2,305,140
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $15,840,975)		16,482,967
NET OTHER ASSETS - (1.9)%		(308,430)
NET ASSETS - 100%		$ 16,174,537
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 811
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,482,967	$ 11,674,677	$ 4,808,290	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	43.0%
United Kingdom	14.6%
Canada	12.3%
Brazil	4.3%
Switzerland	3.4%
South Africa	2.3%
Japan	2.2%
Australia	1.7%
Germany	1.6%
Luxembourg	1.4%
France	1.4%
Bermuda	1.3%
Norway	1.2%
Italy	1.2%
Finland	1.1%
Others (individually less than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,535,835)	$ 14,177,827
Fidelity Central Funds (cost $2,305,140)	2,305,140
Total Investments (cost $15,840,975)		$ 16,482,967
Cash		31
Receivable for investments sold		56,786
Receivable for fund shares sold		457,888
Dividends receivable		11,243
Distributions receivable from Fidelity Central Funds		693
Prepaid expenses		76,768
Receivable from investment adviser for expense reductions		22,383
Other receivables		626
Total assets		17,109,385

Liabilities
Payable for investments purchased	$ 827,242
Payable for fund shares redeemed	7
Accrued management fee	6,376
Distribution fees payable	1,908
Other affiliated payables	3,050
Other payables and accrued expenses	96,265
Total liabilities		934,848

Net Assets		$ 16,174,537
Net Assets consist of:
Paid in capital		$ 15,482,854
Undistributed net investment income		9,059
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,457
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		641,167
Net Assets		$ 16,174,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,185,942 ÷ 111,982 shares)	$ 10.59

Maximum offering price per share (100/94.25 of $10.59)	$ 11.24
Class T: Net Asset Value and redemption price per share ($922,585 ÷ 87,139 shares)	$ 10.59

Maximum offering price per share (100/96.50 of $10.59)	$ 10.97
Class B: Net Asset Value, offering price and redemption price per share ($878,432 ÷ 83,012 shares)A	$ 10.58

Class C: Net Asset Value, offering price and redemption price per share ($868,200 ÷ 82,045 shares)A	$ 10.58

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($11,430,151 ÷ 1,078,950 shares)	$ 10.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,227 ÷ 83,944 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period March 25, 2009 (commencement of operations) to April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 24,844
Interest		82
Income from Fidelity Central Funds		811
		25,737
Less foreign taxes withheld		(2,370)
Total income		23,367

Expenses
Management fee	$ 7,044
Transfer agent fees	3,375
Distribution fees	2,316
Accounting fees and expenses	508
Custodian fees and expenses	5,241
Independent trustees' compensation	3
Registration fees	14,858
Audit	7,079
Total expenses before reductions	40,424
Expense reductions	(26,116)	14,308
Net investment income (loss)		9,059
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,750
Foreign currency transactions	(293)
Total net realized gain (loss)		41,457
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $636)	641,356
Assets and liabilities in foreign currencies	(189)
Total change in net unrealized appreciation (depreciation)		641,167
Net gain (loss)		682,624
Net increase (decrease) in net assets resulting from operations		$ 691,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period March 25, 2009 (commencement of operations) to April 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,059
Net realized gain (loss)	41,457
Change in net unrealized appreciation (depreciation)	641,167
Net increase (decrease) in net assets resulting from operations	691,683
Share transactions - net increase (decrease)	15,474,226
Redemption fees	8,628
Total increase (decrease) in net assets	16,174,537

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $9,059)	$ 16,174,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.59
Total Return B, C, D	5.90%
Ratios to Average Net Assets F, I
Expenses before reductions	4.06% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.43% A
Net investment income (loss)	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,186
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.59
Total Return B, C, D	5.90%
Ratios to Average Net Assets F, I
Expenses before reductions	4.27% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.68% A
Net investment income (loss)	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 923
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.57
Total from investment operations	.57
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.58
Total Return B, C, D	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	4.78% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.18% A
Net investment income (loss)	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 878
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.57
Total from investment operations	.57
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.58
Total Return B, C, D	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	4.78% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.18% A
Net investment income (loss)	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 868
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.59
Total Return B, C	5.90%
Ratios to Average Net Assets E, H
Expenses before reductions	3.78% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.19% A
Net investment income (loss)	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,430
Portfolio turnover rate F	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.59
Total Return B, C	5.90%
Ratios to Average Net Assets E, H
Expenses before reductions	3.75% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.18% A
Net investment income (loss)	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 889
Portfolio turnover rate F	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Commodity Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 896,799
Unrealized depreciation	(257,646)
Net unrealized appreciation (depreciation)	$ 639,153
Cost for federal income tax purposes	$ 15,843,814

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $14,055,141 and $561,059, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 228	$ 204
Class T	.25%	.25%	428	410
Class B	.75%	.25%	830	829
Class C	.75%	.25%	830	827
			$ 2,316	$ 2,270

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,551
Class T	13
$ 1,564

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 338.36
Class T	301.34
Class B	313.37
Class C	313.36
Global Commodity Stock	1,848.33
Institutional Class	262.30
	$ 3,375

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $211 for the period.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 2,411
Class T	1.75%	2,231
Class B	2.25%	2,172
Class C	2.25%	2,170
Global Commodity Stock	1.25%	14,301
Institutional Class	1.25%	2,175
		$ 25,460

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $626 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Class T	6
Class B	6
Class C	6
Institutional Class	6
$ 30

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Period ended April 30, 2009A	Dollars Period ended April 30, 2009A
Class A
Shares sold	111,982	$ 1,128,217
Class T
Shares sold	87,139	$ 873,398
Class B
Shares sold	83,012	$ 831,539
Class C
Shares sold	82,045	$ 821,023
Global Commodity Stock
Shares sold	1,166,737	$ 11,843,677
Shares redeemed	(87,787)	(863,038)
Net increase (decrease)	1,078,950	$ 10,980,639
Institutional Class
Shares sold	83,944	$ 839,410

A For the period March 25, 2009 (commencement of operations) to April 30, 2009.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Commodity Stock Fund

On November 18, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Global Commodity Stock Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

AGCS-USAN-0609
1.879398.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Global Commodity Stock
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of
Fidelity® Global Commodity Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 25, 2009 to April 30, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Class A	1.50%
Actual		$ 1,000.00	$ 1,059.00	$ 1.57B
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50C
Class T	1.75%
Actual		$ 1,000.00	$ 1,059.00	$ 1.83B
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75C
Class B	2.25%
Actual		$ 1,000.00	$ 1,058.00	$ 2.35B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23C
Class C	2.25%
Actual		$ 1,000.00	$ 1,058.00	$ 2.35B
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23C
Global Commodity Stock	1.25%
Actual		$ 1,000.00	$ 1,059.00	$ 1.30B
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26C
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,059.00	$ 1.30B
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 37/365 (to reflect the period March 25, 2009 to April 30, 2009).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Semiannual Report

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2009
% of fund's net assets
BHP Billiton PLC	4.7
Monsanto Co.	4.6
Exxon Mobil Corp.	3.6
Potash Corp. of Saskatchewan, Inc.	2.6
Syngenta AG (Switzerland)	2.4
Rio Tinto PLC (Reg.)	2.3
Chevron Corp.	1.9
Royal Dutch Shell PLC Class A (United Kingdom)	1.9
BP PLC	1.6
Archer Daniels Midland Co.	1.5
27.1
Top Industries (% of fund's net assets)
As of April 30, 2009
Metals & Mining 30.5%
Oil, Gas & Consumable Fuels 27.8%
Chemicals 16.4%
Paper & Forest Products 4.8%
Food Products 3.9%
All Others* 16.6%

* Includes short-term investments and net other assets.

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.7%
	Shares	Value
CHEMICALS - 16.4%
Diversified Chemicals - 0.2%
FMC Corp.	724	$ 35,281
Fertilizers & Agricultural Chemicals - 16.2%
Agrium, Inc.	3,100	133,015
CF Industries Holdings, Inc.	972	70,033
Fertilizantes Fosfatados SA (PN)	7,200	54,750
Incitec Pivot Ltd.	37,082	56,891
Intrepid Potash, Inc.	1,100	27,159
Israel Chemicals Ltd.	7,900	66,434
K&S AG	2,300	136,915
Monsanto Co.	8,700	738,543
Nufarm Ltd.	2,668	25,665
Potash Corp. of Saskatchewan, Inc.	4,900	420,909
Sinofert Holdings Ltd.	4,000	1,855
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,700	53,567
Syngenta AG (Switzerland)	1,805	385,249
Terra Industries, Inc.	3,600	95,400
The Mosaic Co.	5,500	222,475
Yara International ASA	4,500	120,585
		2,609,445
TOTAL CHEMICALS		2,644,726
CONTAINERS & PACKAGING - 0.9%
Paper Packaging - 0.9%
Packaging Corp. of America	1,200	19,044
Rock-Tenn Co. Class A	1,600	60,416
Smurfit Kappa Group PLC	2,400	7,028
Temple-Inland, Inc.	5,300	63,282
		149,770
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
First Solar, Inc. (a)	60	11,237
Sunpower Corp. Class B (a)	1,300	32,968
		44,205
ENERGY EQUIPMENT & SERVICES - 1.9%
Oil & Gas Drilling - 1.0%
Helmerich & Payne, Inc.	400	12,328
Noble Corp.	3,200	87,456
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Drilling - continued
Seadrill Ltd.	2,800	$ 29,879
Transocean Ltd. (a)	500	33,740
		163,403
Oil & Gas Equipment & Services - 0.9%
Baker Hughes, Inc.	200	7,116
BJ Services Co.	500	6,945
Dril-Quip, Inc. (a)	1,200	41,256
Halliburton Co.	300	6,066
National Oilwell Varco, Inc. (a)	500	15,140
Schlumberger Ltd. (NY Shares)	600	29,394
Weatherford International Ltd. (a)	2,500	41,575
		147,492
TOTAL ENERGY EQUIPMENT & SERVICES		310,895
FOOD PRODUCTS - 3.9%
Agricultural Products - 3.9%
Archer Daniels Midland Co.	10,100	248,662
Bunge Ltd.	3,300	158,433
Chaoda Modern Agriculture (Holdings) Ltd.	18,000	10,178
Corn Products International, Inc.	2,800	66,920
Danisco AS	1,400	45,848
Golden Agri-Resources Ltd.	10,000	2,499
IOI Corp. Bhd	49,200	59,427
PPB Group Bhd	3,700	11,017
Wilmar International Ltd.	11,000	26,599
		629,583
MACHINERY - 0.9%
Construction & Farm Machinery & Heavy Trucks - 0.9%
AGCO Corp. (a)	1,700	41,310
Caterpillar, Inc.	200	7,116
Deere & Co.	1,400	57,764
Jain Irrigation Systems Ltd.	2,965	30,016
		136,206
METALS & MINING - 30.5%
Aluminum - 0.5%
Alcoa, Inc.	4,300	39,001
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Aluminum - continued
Aluminum Corp. of China Ltd. (H Shares)	14,000	$ 10,722
Norsk Hydro ASA	7,520	33,153
		82,876
Diversified Metals & Mining - 12.5%
African Rainbow Minerals Ltd.	1,300	17,569
Anglo American PLC (United Kingdom)	8,000	172,082
Antofagasta PLC	2,700	23,163
BHP Billiton PLC	37,000	767,647
Companhia Vale do Rio Doce (PN-A) sponsored ADR	16,600	227,918
Eramet SA	22	4,723
Eurasian Natural Resources Corp. PLC	1,700	14,797
Exxaro Resources Ltd.	3,000	22,001
First Quantum Minerals Ltd.	1,000	38,676
Freeport-McMoRan Copper & Gold, Inc. Class B	2,200	93,830
Grupo Mexico SA de CV Series B	9,723	7,641
Ivanhoe Mines Ltd. (a)	1,800	11,555
OJSC MMC Norilsk Nickel sponsored ADR	3,200	26,400
Rio Tinto PLC (Reg.)	9,000	365,545
Southern Copper Corp.	500	9,285
Sumitomo Metal Mining Co. Ltd.	2,000	22,341
Teck Resources Ltd. Class B (sub. vtg.)	1,800	18,901
Vedanta Resources PLC	2,100	32,836
Xstrata PLC	16,000	141,006
		2,017,916
Gold - 8.4%
Agnico-Eagle Mines Ltd.:
(Canada)	1,900	83,993
(United States)	100	4,411
Andean Resources Ltd. (a)	20,000	23,558
AngloGold Ashanti Ltd. sponsored ADR	2,300	70,840
Barrick Gold Corp.	7,200	208,473
Eldorado Gold Corp. (a)	4,700	37,340
Franco-Nevada Corp.	1,200	25,534
Gold Fields Ltd. sponsored ADR	1,900	19,760
Goldcorp, Inc.	5,200	142,153
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	8,500	79,220
IAMGOLD Corp.	3,100	24,706
Kinross Gold Corp.	7,700	118,670
Lihir Gold Ltd. (a)	22,293	48,628
Newcrest Mining Ltd.	5,582	121,517
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Newmont Mining Corp.	2,700	$ 108,648
Polyus Gold OJSC sponsored ADR	400	9,040
Randgold Resources Ltd. sponsored ADR	1,200	58,080
Red Back Mining, Inc. (a)	4,300	29,766
Royal Gold, Inc.	1,700	61,472
Simmer & Jack Mines Ltd. (a)	22,000	7,075
Yamana Gold, Inc.	6,300	49,418
Zijin Mining Group Co. Ltd. (H Shares)	42,000	32,168
		1,364,470
Precious Metals & Minerals - 1.7%
Anglo Platinum Ltd.	500	26,755
Aquarius Platinum Ltd. (United Kingdom) (a)	5,966	22,480
Compania de Minas Buenaventura SA sponsored ADR	2,100	44,436
Impala Platinum Holdings Ltd.	4,100	78,362
Lonmin PLC	700	14,693
Mvelaphanda Resources Ltd. (a)	2,300	8,357
Northam Platinum Ltd.	2,900	9,591
Pan American Silver Corp. (a)	1,700	28,016
Silver Standard Resources, Inc. (a)	2,600	44,148
		276,838
Steel - 7.4%
Acerinox SA	400	6,091
Allegheny Technologies, Inc.	200	6,546
ArcelorMittal SA (NY Shares) Class A	9,900	233,442
China Steel Corp.	48,000	37,124
Cliffs Natural Resources, Inc.	2,400	55,344
Companhia Siderurgica Nacional SA (CSN)	2,800	51,725
Fortescue Metals Group Ltd. (a)	7,194	12,345
Gerdau SA sponsored ADR	8,700	61,770
Hyundai Steel Co.	300	12,723
JFE Holdings, Inc.	3,800	103,816
Kobe Steel Ltd.	3,000	4,934
Nippon Steel Corp.	23,000	77,348
Nisshin Steel Co. Ltd.	2,000	3,860
Nucor Corp.	2,000	81,380
POSCO	366	113,695
Salzgitter AG	800	56,394
Sims Metal Management Ltd.	447	6,500
SSAB Svenskt Stal AB (B Shares)	1,000	8,966
Steel Dynamics, Inc.	3,000	37,350
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Sumitomo Metal Industries Ltd.	25,000	$ 58,578
Thyssenkrupp AG	2,000	42,447
Tokyo Steel Manufacturing Co. Ltd.	900	9,220
United States Steel Corp.	1,800	47,790
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,800	26,725
voestalpine AG	2,100	40,168
		1,196,281
TOTAL METALS & MINING		4,938,381
OIL, GAS & CONSUMABLE FUELS - 27.8%
Coal & Consumable Fuels - 1.6%
Alpha Natural Resources, Inc. (a)	1,500	30,720
Arch Coal, Inc.	2,200	30,734
Cameco Corp.	500	11,481
China Shenhua Energy Co. Ltd. (H Shares)	2,000	5,530
CONSOL Energy, Inc.	2,100	65,688
Foundation Coal Holdings, Inc.	400	6,496
Massey Energy Co.	5,300	84,323
Paladin Energy Ltd. (a)	500	1,676
Peabody Energy Corp.	600	15,834
		252,482
Integrated Oil & Gas - 19.4%
BG Group PLC	9,800	156,427
BP PLC	36,000	254,304
Chevron Corp.	4,600	304,060
China Petroleum & Chemical Corp. (H Shares)	42,000	32,644
ConocoPhillips	3,500	143,500
ENI SpA	9,000	193,081
Exxon Mobil Corp.	8,700	580,029
Hess Corp.	1,400	76,706
Husky Energy, Inc.	300	7,268
Imperial Oil Ltd.	500	17,871
Lukoil Oil Co. sponsored ADR	700	30,884
Marathon Oil Corp.	2,600	77,220
Murphy Oil Corp.	100	4,771
OAO Gazprom sponsored ADR	3,300	58,410
Occidental Petroleum Corp.	2,600	146,354
OJSC Oil Company Rosneft GDR (Reg. S)	1,100	5,675
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
OMV AG	200	$ 6,194
Origin Energy Ltd.	816	9,665
Petro-Canada	2,500	78,902
PetroChina Co. Ltd. (H Shares)	24,000	20,918
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	7,700	207,746
Repsol YPF SA	1,400	26,604
Royal Dutch Shell PLC Class A (United Kingdom)	13,200	303,785
Sasol Ltd.	700	21,083
StatoilHydro ASA	2,400	44,723
Suncor Energy, Inc.	4,200	105,700
Surgutneftegaz JSC sponsored ADR	830	5,852
Total SA Series B	4,400	220,099
		3,140,475
Oil & Gas Exploration & Production - 6.7%
Anadarko Petroleum Corp.	1,500	64,590
Apache Corp.	500	36,430
Berry Petroleum Co. Class A	1,100	18,128
Cabot Oil & Gas Corp.	1,800	54,342
Cairn Energy PLC (a)	400	12,536
Canadian Natural Resources Ltd.	1,300	59,931
Canadian Oil Sands Trust	300	6,195
Chesapeake Energy Corp.	5,200	102,492
CNOOC Ltd. sponsored ADR	400	44,540
Denbury Resources, Inc. (a)	500	8,140
Devon Energy Corp.	600	31,110
EnCana Corp.	1,100	50,416
EOG Resources, Inc.	600	38,088
Newfield Exploration Co. (a)	500	15,590
Nexen, Inc.	1,300	24,753
Niko Resources Ltd.	100	5,061
Noble Energy, Inc.	300	17,025
OPTI Canada, Inc. (a)	21,800	35,260
Petrobank Energy & Resources Ltd. (a)	4,900	105,330
Petrohawk Energy Corp. (a)	1,400	33,040
Plains Exploration & Production Co. (a)	1,300	24,531
Range Resources Corp.	1,900	75,943
Santos Ltd.	511	6,101
Southwestern Energy Co. (a)	2,200	78,892
Talisman Energy, Inc.	1,500	18,793
Tullow Oil PLC	900	10,620
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Ultra Petroleum Corp. (a)	500	$ 21,400
Whiting Petroleum Corp. (a)	400	13,104
Woodside Petroleum Ltd.	1,271	35,469
XTO Energy, Inc.	1,100	38,126
		1,085,976
Oil & Gas Refining & Marketing - 0.1%
Frontier Oil Corp.	900	11,439
Tesoro Corp.	800	12,200
		23,639
TOTAL OIL, GAS & CONSUMABLE FUELS		4,502,572
PAPER & FOREST PRODUCTS - 4.8%
Forest Products - 1.1%
Sino-Forest Corp. (a)	3,000	26,248
Weyerhaeuser Co.	4,000	141,040
		167,288
Paper Products - 3.7%
Holmen AB (B Shares)	300	6,615
International Paper Co.	6,200	78,492
MeadWestvaco Corp.	500	7,830
Nine Dragons Paper (Holdings) Ltd.	56,000	25,347
Nippon Paper Group, Inc.	1,400	39,745
Oji Paper Co. Ltd.	12,000	51,675
Sappi Ltd.	18,649	49,794
Stora Enso Oyj (R Shares)	13,000	74,183
Suzano Bahia Sul Papel e Celulose SA (a)	1,000	6,351
Svenska Cellulosa AB (SCA) (B Shares)	10,400	100,258
UPM-Kymmene Corp.	11,500	102,885
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	6,500	56,810
		599,985
TOTAL PAPER & FOREST PRODUCTS		767,273
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Specialized REITs - 0.3%
Plum Creek Timber Co., Inc.	500	17,260
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - continued
Potlatch Corp.	600	$ 17,646
Rayonier, Inc.	500	19,310
		54,216
TOTAL COMMON STOCKS (Cost $13,535,835)		14,177,827
Money Market Funds - 14.2%

Fidelity Cash Central Fund, 0.53% (b) (Cost $2,305,140)	2,305,140	2,305,140
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $15,840,975)		16,482,967
NET OTHER ASSETS - (1.9)%		(308,430)
NET ASSETS - 100%		$ 16,174,537
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 811
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,482,967	$ 11,674,677	$ 4,808,290	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	43.0%
United Kingdom	14.6%
Canada	12.3%
Brazil	4.3%
Switzerland	3.4%
South Africa	2.3%
Japan	2.2%
Australia	1.7%
Germany	1.6%
Luxembourg	1.4%
France	1.4%
Bermuda	1.3%
Norway	1.2%
Italy	1.2%
Finland	1.1%
Others (individually less than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $13,535,835)	$ 14,177,827
Fidelity Central Funds (cost $2,305,140)	2,305,140
Total Investments (cost $15,840,975)		$ 16,482,967
Cash		31
Receivable for investments sold		56,786
Receivable for fund shares sold		457,888
Dividends receivable		11,243
Distributions receivable from Fidelity Central Funds		693
Prepaid expenses		76,768
Receivable from investment adviser for expense reductions		22,383
Other receivables		626
Total assets		17,109,385

Liabilities
Payable for investments purchased	$ 827,242
Payable for fund shares redeemed	7
Accrued management fee	6,376
Distribution fees payable	1,908
Other affiliated payables	3,050
Other payables and accrued expenses	96,265
Total liabilities		934,848

Net Assets		$ 16,174,537
Net Assets consist of:
Paid in capital		$ 15,482,854
Undistributed net investment income		9,059
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,457
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		641,167
Net Assets		$ 16,174,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,185,942 ÷ 111,982 shares)	$ 10.59

Maximum offering price per share (100/94.25 of $10.59)	$ 11.24
Class T: Net Asset Value and redemption price per share ($922,585 ÷ 87,139 shares)	$ 10.59

Maximum offering price per share (100/96.50 of $10.59)	$ 10.97
Class B: Net Asset Value, offering price and redemption price per share ($878,432 ÷ 83,012 shares)A	$ 10.58

Class C: Net Asset Value, offering price and redemption price per share ($868,200 ÷ 82,045 shares)A	$ 10.58

Global Commodity Stock: Net Asset Value, offering price and redemption price per share ($11,430,151 ÷ 1,078,950 shares)	$ 10.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($889,227 ÷ 83,944 shares)	$ 10.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period March 25, 2009 (commencement of operations) to April 30, 2009 (Unaudited)

Investment Income
Dividends		$ 24,844
Interest		82
Income from Fidelity Central Funds		811
		25,737
Less foreign taxes withheld		(2,370)
Total income		23,367

Expenses
Management fee	$ 7,044
Transfer agent fees	3,375
Distribution fees	2,316
Accounting fees and expenses	508
Custodian fees and expenses	5,241
Independent trustees' compensation	3
Registration fees	14,858
Audit	7,079
Total expenses before reductions	40,424
Expense reductions	(26,116)	14,308
Net investment income (loss)		9,059
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,750
Foreign currency transactions	(293)
Total net realized gain (loss)		41,457
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $636)	641,356
Assets and liabilities in foreign currencies	(189)
Total change in net unrealized appreciation (depreciation)		641,167
Net gain (loss)		682,624
Net increase (decrease) in net assets resulting from operations		$ 691,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period March 25, 2009 (commencement of operations) to April 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,059
Net realized gain (loss)	41,457
Change in net unrealized appreciation (depreciation)	641,167
Net increase (decrease) in net assets resulting from operations	691,683
Share transactions - net increase (decrease)	15,474,226
Redemption fees	8,628
Total increase (decrease) in net assets	16,174,537

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $9,059)	$ 16,174,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.59
Total Return B, C, D	5.90%
Ratios to Average Net Assets F, I
Expenses before reductions	4.06% A
Expenses net of fee waivers, if any	1.50% A
Expenses net of all reductions	1.43% A
Net investment income (loss)	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,186
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.59
Total Return B, C, D	5.90%
Ratios to Average Net Assets F, I
Expenses before reductions	4.27% A
Expenses net of fee waivers, if any	1.75% A
Expenses net of all reductions	1.68% A
Net investment income (loss)	.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 923
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.57
Total from investment operations	.57
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.58
Total Return B, C, D	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	4.78% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.18% A
Net investment income (loss)	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 878
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended April 30, 2009 H

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.57
Total from investment operations	.57
Redemption fees added to paid in capital E	.01
Net asset value, end of period	$ 10.58
Total Return B, C, D	5.80%
Ratios to Average Net Assets F, I
Expenses before reductions	4.78% A
Expenses net of fee waivers, if any	2.25% A
Expenses net of all reductions	2.18% A
Net investment income (loss)	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 868
Portfolio turnover rate G	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 25, 2009 (commencement of operations) to April 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Commodity Stock

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.59
Total Return B, C	5.90%
Ratios to Average Net Assets E, H
Expenses before reductions	3.78% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.19% A
Net investment income (loss)	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,430
Portfolio turnover rate F	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.57
Total from investment operations	.58
Redemption fees added to paid in capital D	.01
Net asset value, end of period	$ 10.59
Total Return B, C	5.90%
Ratios to Average Net Assets E, H
Expenses before reductions	3.75% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.18% A
Net investment income (loss)	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 889
Portfolio turnover rate F	58% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 25, 2009 (commencement of operations) to April 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Global Commodity Stock, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 896,799
Unrealized depreciation	(257,646)
Net unrealized appreciation (depreciation)	$ 639,153
Cost for federal income tax purposes	$ 15,843,814

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $14,055,141 and $561,059, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 228	$ 204
Class T	.25%	.25%	428	410
Class B	.75%	.25%	830	829
Class C	.75%	.25%	830	827
			$ 2,316	$ 2,270

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,551
Class T	13
$ 1,564

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 338.36
Class T	301.34
Class B	313.37
Class C	313.36
Global Commodity Stock	1,848.33
Institutional Class	262.30
	$ 3,375

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $211 for the period.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.50%	$ 2,411
Class T	1.75%	2,231
Class B	2.25%	2,172
Class C	2.25%	2,170
Global Commodity Stock	1.25%	14,301
Institutional Class	1.25%	2,175
		$ 25,460

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $626 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 6
Class T	6
Class B	6
Class C	6
Institutional Class	6
$ 30

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares Period ended April 30, 2009A	Dollars Period ended April 30, 2009A
Class A
Shares sold	111,982	$ 1,128,217
Class T
Shares sold	87,139	$ 873,398
Class B
Shares sold	83,012	$ 831,539
Class C
Shares sold	82,045	$ 821,023
Global Commodity Stock
Shares sold	1,166,737	$ 11,843,677
Shares redeemed	(87,787)	(863,038)
Net increase (decrease)	1,078,950	$ 10,980,639
Institutional Class
Shares sold	83,944	$ 839,410

A For the period March 25, 2009 (commencement of operations) to April 30, 2009.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Commodity Stock Fund

On November 18, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge.

Investment Performance. Fidelity Global Commodity Stock Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and the projected total expenses of each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

AGCSI-USAN-0609
1.879391.100

Fidelity®
International Discovery
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.39%
Actual		$ 1,000.00	$ 958.50	$ 6.75
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.64%
Actual		$ 1,000.00	$ 957.10	$ 7.96
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.15%
Actual		$ 1,000.00	$ 954.80	$ 10.42
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 954.50	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
International Discovery	1.14%
Actual		$ 1,000.00	$ 959.70	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class K	.89%
Actual		$ 1,000.00	$ 960.90	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Institutional Class	1.09%
Actual		$ 1,000.00	$ 959.90	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 22.9%
United Kingdom 20.8%
Germany 9.0%
Switzerland 8.3%
France 7.6%
United States of America 3.6%
Australia 3.4%
Netherlands 2.5%
Spain 2.4%
Other 19.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom 22.5%
Japan 16.0%
Switzerland 12.5%
Germany 12.1%
United States of America 6.9%
France 5.7%
Australia 5.0%
Spain 3.9%
Italy 2.0%
Other 13.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	94.3
Short-Term Investments and Net Other Assets	2.2	5.7
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	2.0
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.8	1.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.8	1.4
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.7	1.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.0
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.7
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	2.2
Telefonica SA (Spain, Diversified Telecommunication Services)	1.5	1.9
E.ON AG (Germany, Electric Utilities)	1.5	2.2
	16.9
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	19.8
Consumer Discretionary	14.1	6.7
Information Technology	10.2	7.3
Health Care	9.6	15.8
Energy	7.9	7.5
Industrials	7.2	5.9
Telecommunication Services	7.0	7.7
Consumer Staples	6.4	10.8
Materials	6.3	5.1
Utilities	1.9	5.5
Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
Australia - 3.4%
ABB Grain Ltd. (d)	1,537,145	$ 9,746
Billabong International Ltd.	4,045,126	30,883
Commonwealth Bank of Australia	1,665,640	42,521
CSL Ltd.	952,963	23,850
Macquarie Group Ltd.	858,400	20,896
Newcrest Mining Ltd.	226,456	4,930
QBE Insurance Group Ltd.	2,479,998	39,292
Wesfarmers Ltd.	3,538,219	58,245
Woolworths Ltd.	871,468	16,931
TOTAL AUSTRALIA		247,294
Belgium - 0.9%
Anheuser-Busch InBev NV (d)	2,119,800	64,875
Bermuda - 0.3%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,418,333	5,344
Huabao International Holdings Ltd.	18,440,000	13,034
TOTAL BERMUDA		18,378
Brazil - 1.4%
BM&F BOVESPA SA	3,185,694	13,110
Petroleo Brasileiro SA - Petrobras sponsored ADR	816,400	27,407
Redecard SA	2,178,500	27,444
Vivo Participacoes SA sponsored ADR	1,874,800	29,922
TOTAL BRAZIL		97,883
Canada - 2.1%
Canadian Natural Resources Ltd.	840,200	38,734
Niko Resources Ltd.	498,400	25,224
Open Text Corp. (a)(d)	784,000	25,821
Petro-Canada	474,800	14,985
Petrobank Energy & Resources Ltd. (a)	813,500	17,487
Suncor Energy, Inc.	1,124,000	28,287
TOTAL CANADA		150,538
Cayman Islands - 1.0%
Belle International Holdings Ltd.	42,872,000	32,663
China Dongxiang Group Co. Ltd.	59,994,000	29,136
Want Want China Holdings Ltd.	17,513,000	8,732
TOTAL CAYMAN ISLANDS		70,531
China - 2.4%
BYD Co. Ltd. (H Shares)	4,827,000	12,681
Changyou.com Ltd. (A Shares) ADR	29,200	898
Common Stocks - continued
	Shares	Value (000s)
China - continued
China Merchants Bank Co. Ltd. (H Shares)	9,459,000	$ 16,901
China Telecom Corp. Ltd. (H Shares)	66,250,000	32,613
Industrial & Commercial Bank of China Ltd.	31,345,000	17,832
Li Ning Co. Ltd.	8,355,000	17,098
Tencent Holdings Ltd.	3,426,200	30,283
ZTE Corp. (H Shares)	12,177,464	41,055
TOTAL CHINA		169,361
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	10,023,000	805
Denmark - 1.0%
Novo Nordisk AS Series B	1,094,500	52,074
Vestas Wind Systems AS (a)	276,400	17,941
TOTAL DENMARK		70,015
Finland - 0.5%
Nokia Corp. sponsored ADR	2,333,400	32,994
France - 7.6%
Accor SA	463,700	19,615
Alstom SA	656,812	40,933
AXA SA (d)	3,118,066	52,375
BNP Paribas SA	1,702,239	89,589
Cap Gemini SA (d)	684,300	25,573
Iliad Group SA	191,840	20,144
LVMH Moet Hennessy - Louis Vuitton	272,400	20,560
Orpea (a)	560,828	22,927
PPR SA (d)	492,800	37,745
Sanofi-Aventis (d)	466,800	26,813
Schneider Electric SA (d)	393,300	29,922
Societe Generale Series A	779,120	39,809
Total SA Series B	2,104,400	105,267
Unibail-Rodamco	118,400	17,652
TOTAL FRANCE		548,924
Germany - 8.0%
Allianz AG (Reg.) (d)	410,830	37,220
Bayerische Motoren Werke AG (BMW) (d)	882,300	30,268
Daimler AG (Reg.)	999,200	35,673
Deutsche Bank AG	834,900	43,775
Deutsche Boerse AG	673,925	49,321
E.ON AG	3,151,900	105,615
Fresenius Medical Care AG & Co. KGaA (d)	1,015,900	39,498
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
GEA Group AG	2,379,000	$ 30,966
Gerresheimer AG	604,000	14,406
MAN AG	726,000	44,584
Munich Re Group (Reg.) (d)	592,500	81,018
Siemens AG (Reg.)	820,700	54,932
Wincor Nixdorf AG	183,300	9,103
TOTAL GERMANY		576,379
Greece - 0.2%
Public Power Corp. of Greece	652,245	12,570
Hong Kong - 0.8%
Cheung Kong Holdings Ltd.	3,875,000	39,973
Hang Lung Properties Ltd.	4,149,000	11,653
Techtronic Industries Co. Ltd.	6,460,000	3,820
TOTAL HONG KONG		55,446
India - 0.8%
Bharti Airtel Ltd. (a)	2,000,000	30,482
Infosys Technologies Ltd.	718,452	21,983
Titan Industries Ltd.	226,153	3,422
TOTAL INDIA		55,887
Ireland - 0.8%
CRH PLC	1,184,400	30,783
Paddy Power PLC (Ireland)	1,445,597	26,617
TOTAL IRELAND		57,400
Israel - 0.8%
Nice Systems Ltd. sponsored ADR (a)	918,700	23,528
Teva Pharmaceutical Industries Ltd. sponsored ADR	790,500	34,695
TOTAL ISRAEL		58,223
Italy - 0.5%
Fiat SpA	4,035,900	39,446
Japan - 19.3%
Asics Corp.	3,914,000	25,450
Canon Marketing Japan, Inc.	2,296,500	27,776
Canon, Inc.	1,929,350	57,752
Daiwa Securities Group, Inc.	6,962,000	36,482
Denso Corp.	1,461,500	34,557
Eisai Co. Ltd.	609,500	16,360
Fanuc Ltd.	334,300	24,130
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fast Retailing Co. Ltd.	134,400	$ 14,129
Honda Motor Co. Ltd.	1,974,500	57,881
JTEKT Corp.	1,639,200	15,814
Keyence Corp.	89,500	15,809
Misumi Group, Inc.	504,000	6,807
Mitsubishi Corp.	1,640,800	25,257
Mitsubishi UFJ Financial Group, Inc.	22,998,800	125,487
Mitsui & Co. Ltd.	2,244,000	23,807
Murata Manufacturing Co. Ltd.	528,700	21,433
NGK Insulators Ltd.	1,582,000	24,268
Nichi-iko Pharmaceutical Co. Ltd.	268,400	7,249
Nippon Building Fund, Inc.	2,590	21,048
Nippon Electric Glass Co. Ltd.	1,996,000	16,246
Nippon Steel Corp.	4,858,000	16,337
Nissan Motor Co. Ltd.	6,947,800	36,273
Nitori Co. Ltd.	95,350	5,367
Nomura Holdings, Inc.	11,214,700	67,693
NSK Ltd.	3,271,000	14,563
Omron Corp.	983,300	14,700
Point, Inc.	217,600	9,699
Promise Co. Ltd. (d)	2,724,600	36,011
Rakuten, Inc.	72,690	36,990
Ricoh Co. Ltd.	4,194,000	51,867
Sawai Pharmaceutical Co. Ltd. (d)	160,300	7,431
Seven & i Holdings Co., Ltd.	905,200	20,460
Shin-Etsu Chemical Co., Ltd.	752,400	36,578
SMC Corp.	105,900	10,391
Softbank Corp. (d)	2,491,000	39,418
Sony Corp. sponsored ADR (d)	1,189,100	30,750
Sony Financial Holdings, Inc.	7,546	23,747
Sumitomo Mitsui Financial Group, Inc.	1,711,400	59,368
THK Co. Ltd.	1,760,000	24,415
Tokio Marine Holdings, Inc.	1,642,100	43,319
Tokyo Electron Ltd.	1,263,200	57,780
Toyota Motor Corp.	3,041,600	120,413
Tsumura & Co.	507,800	13,910
USS Co. Ltd.	326,080	14,780
TOTAL JAPAN		1,390,002
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 0.6%
NHN Corp. (a)	212,392	$ 25,843
Samsung Electronics Co. Ltd.	38,010	17,607
TOTAL KOREA (SOUTH)		43,450
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A (d)	1,226,100	28,911
SES SA (A Shares) FDR unit	2,524,868	44,851
Tenaris SA	945,300	11,887
TOTAL LUXEMBOURG		85,649
Mexico - 0.2%
America Movil SAB de CV Series L sponsored ADR	405,400	13,317
Netherlands - 2.5%
Akzo Nobel NV	686,300	28,694
ASML Holding NV (Netherlands)	1,536,400	32,231
Gemalto NV (a)(d)	1,074,757	33,832
James Hardie Industries NV unit	5,306,155	17,747
Koninklijke Ahold NV	2,258,600	24,739
Koninklijke KPN NV (d)	1,489,800	17,906
Royal DSM NV	899,500	27,888
TOTAL NETHERLANDS		183,037
Norway - 0.2%
Pronova BioPharma ASA (a)	4,726,590	11,855
Papua New Guinea - 0.5%
Oil Search Ltd.	8,855,875	33,033
Russia - 0.4%
OAO Gazprom sponsored ADR	1,508,300	26,697
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	7,883,000	7,135
Singapore Exchange Ltd.	5,754,250	24,370
TOTAL SINGAPORE		31,505
South Africa - 0.9%
MTN Group Ltd.	5,254,600	68,242
Spain - 2.4%
Banco Santander SA	3,311,500	31,463
Inditex SA	416,900	17,771
Red Electrica Corporacion SA	277,900	11,628
Telefonica SA	5,833,800	110,499
TOTAL SPAIN		171,361
Common Stocks - continued
	Shares	Value (000s)
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	891,750	$ 39,694
Switzerland - 8.3%
Actelion Ltd. (Reg.) (a)	1,286,795	58,611
BB BIOTECH AG	354,261	20,605
Credit Suisse Group sponsored ADR	1,452,500	55,602
Nestle SA (Reg.)	3,742,549	121,963
Nobel Biocare Holding AG (Switzerland)	1,045,000	21,298
Novartis AG (Reg.)	437,573	16,557
Partners Group Holding	255,836	22,348
Roche Holding AG (participation certificate)	879,208	110,843
Sonova Holding AG	574,683	37,176
Syngenta AG (Switzerland)	181,599	38,759
UBS AG (For. Reg.)	2,862,686	39,313
Zurich Financial Services AG (Reg.)	285,674	53,073
TOTAL SWITZERLAND		596,148
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	29,754,000	50,333
United Kingdom - 20.8%
Aberdeen Asset Management PLC (d)	21,064,600	40,834
Aegis Group PLC	7,593,391	10,162
AstraZeneca PLC (United Kingdom)	1,223,700	42,832
Autonomy Corp. PLC (a)	1,836,100	38,505
BAE Systems PLC	4,387,009	23,068
Barclays PLC	8,483,500	34,431
BG Group PLC	2,519,900	40,222
BG Group PLC sponsored ADR	207,400	16,451
BHP Billiton PLC	6,069,100	125,917
BP PLC	6,979,400	49,303
British American Tobacco PLC (United Kingdom)	1,125,478	27,133
Capita Group PLC	3,272,693	32,985
Carphone Warehouse Group PLC	5,567,300	12,187
Compass Group PLC	6,402,100	30,430
Cookson Group PLC	30,974,600	8,845
DSG INTL PLC	11,467,900	7,220
DSG International PLC (g)	10,246,400	4,546
HSBC Holdings PLC:
(Hong Kong) (Reg.)	1,281,644	8,984
(United Kingdom) (Reg.)	17,822,658	126,698
Imperial Tobacco Group PLC	1,644,800	37,514
Informa PLC	8,669,900	37,879
InterContinental Hotel Group PLC	2,118,900	20,124
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Man Group PLC	13,203,500	$ 48,785
Misys PLC	7,892,600	16,103
NEXT PLC	1,290,800	30,862
Prudential PLC	6,511,200	37,410
Reckitt Benckiser Group PLC	1,467,200	57,574
Rio Tinto PLC (Reg.)	1,879,100	76,322
Royal Bank of Scotland Group PLC	10,165,495	6,202
Royal Dutch Shell PLC Class B	5,374,259	121,577
SSL International PLC	4,962,409	34,778
Standard Chartered PLC (United Kingdom)	4,385,673	67,818
Vodafone Group PLC	73,315,735	134,702
William Morrison Supermarkets PLC	5,814,500	21,054
Wolseley PLC	2,388,864	42,828
WPP PLC	2,864,700	19,593
Xstrata PLC	769,400	6,781
TOTAL UNITED KINGDOM		1,498,659
United States of America - 1.4%
Applied Materials, Inc.	1,598,400	19,516
Cummins, Inc.	273,300	9,292
Goldman Sachs Group, Inc.	190,400	24,466
Morgan Stanley	731,400	17,290
Regal-Beloit Corp.	493,900	20,067
Visa, Inc.	187,600	12,186
TOTAL UNITED STATES OF AMERICA		102,817
TOTAL COMMON STOCKS (Cost $7,971,828)		6,672,748
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.0%
Fresenius SE (non-vtg.) (d)	1,371,100	69,954
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	33,736
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $148,385)		103,690
Government Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.22% 5/14/09 to 5/28/09 (f) (Cost $30,146)	$ 30,150	$ 30,149
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	357,038,773	357,039
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	422,886,377	422,886
TOTAL MONEY MARKET FUNDS (Cost $779,925)		779,925
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $8,930,284)		7,586,512
NET OTHER ASSETS - (5.4)%		(391,569)
NET ASSETS - 100%		$ 7,194,943
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 CME NIKKEI 225 Index Contracts (Japan)	June 2009	$ 78,232	$ 13,233
2,070 TOPIX 150 Index Contracts (Japan)	June 2009	176,568	26,544
TOTAL EQUITY INDEX CONTRACTS		$ 254,800	$ 39,777

The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $22,899,000.
(g) Security or a portion of the security purchased on a delayed delivery or when issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,970
Fidelity Securities Lending Cash Central Fund	2,151
Total	$ 4,121
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,469	$ -	$ -	$ -	$ 805
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,586,512	$ 1,768,035	$ 5,818,477	$ -
Other Financial Instruments*	$ 39,777	$ 39,777	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 6,158
Total Realized Gain (Loss)	(24,765)
Total Unrealized Gain (Loss)	21,068
Cost of Purchases	-
Proceeds of Sales	(2,461)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $637,482,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $409,948) - See accompanying schedule: Unaffiliated issuers (cost $8,143,744)	$ 6,805,782
Fidelity Central Funds (cost $779,925)	779,925
Other affiliated issuers (cost $6,615)	805
Total Investments (cost $8,930,284)		$ 7,586,512
Foreign currency held at value (cost $11,200)		11,201
Receivable for investments sold		55,780
Receivable for fund shares sold		8,725
Dividends receivable		36,861
Distributions receivable from Fidelity Central Funds		1,228
Receivable for daily variation on futures contracts		7,309
Prepaid expenses		62
Other receivables		1,176
Total assets		7,708,854

Liabilities
Payable for investments purchased
Regular delivery	$ 74,165
Delayed delivery	4,546
Payable for fund shares redeemed	5,815
Accrued management fee	4,418
Distribution fees payable	131
Other affiliated payables	1,812
Other payables and accrued expenses	138
Collateral on securities loaned, at value	422,886
Total liabilities		513,911

Net Assets		$ 7,194,943
Net Assets consist of:
Paid in capital		$ 10,870,729
Undistributed net investment income		55,513
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,426,976)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,304,323)
Net Assets		$ 7,194,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($324,030 ÷ 14,455.5 shares)	$ 22.42

Maximum offering price per share (100/94.25 of $22.42)	$ 23.79
Class T: Net Asset Value and redemption price per share ($58,741 ÷ 2,636.6 shares)	$ 22.28

Maximum offering price per share (100/96.50 of $22.28)	$ 23.09
Class B: Net Asset Value and offering price per share ($12,414 ÷ 559.3 shares)A	$ 22.20

Class C: Net Asset Value and offering price per share ($41,128 ÷ 1,849.8 shares)A	$ 22.23

International Discovery: Net Asset Value, offering price and redemption price per share ($6,104,867 ÷ 270,596.2 shares)	$ 22.56

Class K: Net Asset Value, offering price and redemption price per share ($470,471 ÷ 20,890.0 shares)	$ 22.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,291 ÷ 8,133.0 shares)	$ 22.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 112,334
Interest		39
Income from Fidelity Central Funds		4,121
		116,494
Less foreign taxes withheld		(8,130)
Total income		108,364

Expenses
Management fee Basic fee	$ 24,824
Performance adjustment	2,221
Transfer agent fees	10,268
Distribution fees	800
Accounting and security lending fees	830
Custodian fees and expenses	385
Independent trustees' compensation	27
Registration fees	181
Audit	61
Legal	22
Miscellaneous	69
Total expenses before reductions	39,688
Expense reductions	(1,291)	38,397
Net investment income (loss)		69,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,675,864)
Foreign currency transactions	(5,353)
Futures contracts	(109,695)
Total net realized gain (loss)		(1,790,912)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,265,742
Assets and liabilities in foreign currencies	(181)
Futures contracts	105,058
Total change in net unrealized appreciation (depreciation)		1,370,619
Net gain (loss)		(420,293)
Net increase (decrease) in net assets resulting from operations		$ (350,326)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,967	$ 190,750
Net realized gain (loss)	(1,790,912)	(664,568)
Change in net unrealized appreciation (depreciation)	1,370,619	(6,888,436)
Net increase (decrease) in net assets resulting from operations	(350,326)	(7,362,254)
Distributions to shareholders from net investment income	(107,705)	(129,574)
Distributions to shareholders from net realized gain	-	(528,706)
Total distributions	(107,705)	(658,280)
Share transactions - net increase (decrease)	(144,918)	1,069,130
Redemption fees	235	709
Total increase (decrease) in net assets	(602,714)	(6,950,695)

Net Assets
Beginning of period	7,797,657	14,748,352
End of period (including undistributed net investment income of $55,513 and undistributed net investment income of $120,184, respectively)	$ 7,194,943	$ 7,797,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.68	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.19	.46	.44	.42	.28
Net realized and unrealized gain (loss)	(1.19)	(22.08)	11.76	7.19	2.88
Total from investment operations	(1.00)	(21.62)	12.20	7.61	3.16
Distributions from net investment income	(.26)	(.37)	(.35)	(.31)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.26)	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.42	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Total Return B,C,D	(4.15)%	(47.65)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.32%	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.39% A	1.32%	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.36% A	1.29%	1.22%	1.21%	1.36% A
Net investment income (loss)	1.78% A	1.27%	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 380	$ 417	$ 140	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.16	.33	.29	.27	.20
Net realized and unrealized gain (loss)	(1.18)	(21.94)	11.71	7.18	2.88
Total from investment operations	(1.02)	(21.61)	12.00	7.45	3.08
Distributions from net investment income	(.19)	(.29)	(.26)	(.24)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.19)	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.28	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Total Return B,C,D	(4.29)%	(47.84)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F,I
Expenses before reductions	1.64% A	1.68%	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.64% A	1.68%	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.61% A	1.64%	1.60%	1.65%	1.69% A
Net investment income (loss)	1.53% A	.91%	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 64	$ 53	$ 10	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.25	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11	.15	.08	.08	.08
Net realized and unrealized gain (loss)	(1.16)	(21.77)	11.64	7.19	2.87
Total from investment operations	(1.05)	(21.62)	11.72	7.27	2.95
Distributions from net investment income	-	(.16)	(.16)	(.11)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	-	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.20	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Total Return B,C,D	(4.52)%	(48.11)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15% A	2.19%	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.11% A	2.15%	2.10%	2.19%	2.18% A
Net investment income (loss)	1.02% A	.40%	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 15	$ 17	$ 4	$ 1
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected PerShare Data
Net asset value, beginning of period	$ 23.31	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11	.15	.09	.11	.13
Net realized and unrealized gain (loss)	(1.17)	(21.82)	11.66	7.19	2.87
Total from investment operations	(1.06)	(21.67)	11.75	7.30	3.00
Distributions from net investment income	(.02)	(.17)	(.14)	(.12)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.02)	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Total Return B,C,D	(4.55)%	(48.10)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13% A	2.17%	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.13% A	2.17%	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.09% A	2.13%	2.08%	2.11%	1.98% A
Net investment income (loss)	1.04% A	.42%	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 36	$ 28	$ 6	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87
Income from Investment Operations
Net investment income (loss) D	.22	.57	.53	.48	.37	.22
Net realized and unrealized gain (loss)	(1.20)	(22.29)	11.84	7.25	5.24	3.40
Total from investment operations	(.98)	(21.72)	12.37	7.73	5.61	3.62
Distributions from net investment income	(.34)	(.41)	(.38)	(.31)	(.15)	(.18)
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	(.12)	-
Total distributions	(.34)	(2.08)	(1.36)	(1.71)	(.27)	(.18)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.56	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31
Total Return B,C	(4.03)%	(47.55)%	34.85%	26.34%	22.29%	16.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.14% A	1.09%	1.04%	1.09%	1.08%	1.10%
Expenses net of fee waivers, if any	1.14% A	1.09%	1.04%	1.08%	1.07%	1.10%
Expenses net of all reductions	1.10% A	1.05%	1.00%	1.03%	1.01%	1.06%
Net investment income (loss)	2.03% A	1.51%	1.30%	1.41%	1.35%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 6,105	$ 6,999	$ 14,176	$ 8,054	$ 3,949	$ 2,193
Portfolio turnover rate F	102% A	79%	56%	56%	75%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.24	.10
Net realized and unrealized gain (loss)	(1.20)	(16.52)
Total from investment operations	(.96)	(16.42)
Distributions from net investment income	(.42)	-
Total distributions	(.42)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 22.52	$ 23.90
Total Return B,C	(3.91)%	(40.72)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.93% A
Expenses net of fee waivers, if any	.89% A	.93% A
Expenses net of all reductions	.85% A	.89% A
Net investment income (loss)	2.29% A	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 470	$ 145
Portfolio turnover rate F	102% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.22	.53	.55	.51	.38
Net realized and unrealized gain (loss)	(1.20)	(22.24)	11.85	7.25	2.89
Total from investment operations	(.98)	(21.71)	12.40	7.76	3.27
Distributions from net investment income	(.39)	(.44)	(.40)	(.33)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.39)	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 22.54	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Total Return B,C	(4.01)%	(47.51)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A	1.05%	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.09% A	1.05%	.97%	1.00%	.97% A
Expenses net of all reductions	1.05% A	1.01%	.94%	.95%	.90% A
Net investment income (loss)	2.08% A	1.54%	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 159	$ 58	$ 28	$ 10
Portfolio turnover rate F	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, Class K and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between International Discovery and Class K to eligible shareholders of International Discovery. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 557,250
Unrealized depreciation	(2,047,590)
Net unrealized appreciation (depreciation)	$ (1,490,340)
Cost for federal income tax purposes	$ 9,076,852

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,377,441 and $3,375,638, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 400	$ 32
Class T	.25%	.25%	144	-
Class B	.75%	.25%	64	48
Class C	.75%	.25%	192	42
International Discovery	-%	-%	-	-
Class K	-%	-%	-	-
			$ 800	$ 122

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33
Class T	7
Class B*	19
Class C*	5
$ 64

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 507.32
Class T	91.32
Class B	20.32
Class C	58.30
International Discovery	9,267.31
Class K	101.06
Institutional Class	224.26
	$ 10,268

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,151.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,500. The weighted average interest rate was .42%. The interest expense amounted to two hundred and thirty dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,285 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $6.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Class A	$ 3,982	$ 3,599
Class T	533	387
Class B	-	67
Class C	30	123
International Discovery	96,783	124,823
Class K	3,616	-
Institutional Class	2,761	575
Total	$ 107,705	$ 129,574
From net realized gain
Class A	$ -	$ 16,423
Class T	-	2,244
Class B	-	719
Class C	-	1,185
International Discovery	-	505,958
Institutional Class	-	2,177
Total	$ -	$ 528,706

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	2,883	13,337	$ 62,183	$ 505,828
Reinvestment of distributions	132	252	2,786	11,025
Shares redeemed	(4,591)	(6,361)	(97,487)	(213,706)
Net increase (decrease)	(1,576)	7,228	$ (32,518)	$ 303,147

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class T
Shares sold	697	2,322	$ 14,854	$ 87,236
Reinvestment of distributions	24	59	507	2,571
Shares redeemed	(796)	(800)	(16,573)	(27,654)
Net increase (decrease)	(75)	1,581	$ (1,212)	$ 62,153
Class B
Shares sold	68	487	$ 1,474	$ 18,856
Reinvestment of distributions	-	17	-	721
Shares redeemed	(153)	(228)	(3,152)	(7,554)
Net increase (decrease)	(85)	276	$ (1,678)	$ 12,023
Class C
Shares sold	758	1,350	$ 16,220	$ 51,762
Reinvestment of distributions	1	25	26	1,076
Shares redeemed	(471)	(405)	(9,627)	(13,335)
Net increase (decrease)	288	970	$ 6,619	$ 39,503
International Discovery
Shares sold	32,979	98,885	$ 709,659	$ 3,784,869
Conversion to Class K	(11,617)	(6,197)	(253,755)	(182,264)
Reinvestment of distributions	4,362	13,646	92,471	600,976
Shares redeemed	(48,188)	(110,609)	(1,022,926)	(3,914,448)
Net increase (decrease)	(22,464)	(4,275)	$ (474,551)	$ 289,133
Class K
Shares sold	5,628	215	$ 121,473	$ 6,017
Conversion from International Discovery	11,640	6,197	253,755	182,264
Reinvestment of distributions	171	-	3,616	-
Shares redeemed	(2,623)	(338)	(53,990)	(8,716)
Net increase (decrease)	14,816	6,074	$ 324,854	$ 179,565
Institutional Class
Shares sold	8,310	7,551	$ 176,304	$ 243,799
Reinvestment of distributions	41	42	875	1,852
Shares redeemed	(6,872)	(2,148)	(143,611)	(62,044)
Net increase (decrease)	1,479	5,445	$ 33,568	$ 183,607

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IGI-USAN-0609
1.807260.104

Fidelity®
International Discovery
Fund -
Class K

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.39%
Actual		$ 1,000.00	$ 958.50	$ 6.75
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.64%
Actual		$ 1,000.00	$ 957.10	$ 7.96
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.15%
Actual		$ 1,000.00	$ 954.80	$ 10.42
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 954.50	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
International Discovery	1.14%
Actual		$ 1,000.00	$ 959.70	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class K	.89%
Actual		$ 1,000.00	$ 960.90	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Institutional Class	1.09%
Actual		$ 1,000.00	$ 959.90	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 22.9%
United Kingdom 20.8%
Germany 9.0%
Switzerland 8.3%
France 7.6%
United States of America 3.6%
Australia 3.4%
Netherlands 2.5%
Spain 2.4%
Other 19.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom 22.5%
Japan 16.0%
Switzerland 12.5%
Germany 12.1%
United States of America 6.9%
France 5.7%
Australia 5.0%
Spain 3.9%
Italy 2.0%
Other 13.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	94.3
Short-Term Investments and Net Other Assets	2.2	5.7
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	2.0
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.8	1.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.8	1.4
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.7	1.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.0
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.7
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	2.2
Telefonica SA (Spain, Diversified Telecommunication Services)	1.5	1.9
E.ON AG (Germany, Electric Utilities)	1.5	2.2
	16.9
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	19.8
Consumer Discretionary	14.1	6.7
Information Technology	10.2	7.3
Health Care	9.6	15.8
Energy	7.9	7.5
Industrials	7.2	5.9
Telecommunication Services	7.0	7.7
Consumer Staples	6.4	10.8
Materials	6.3	5.1
Utilities	1.9	5.5

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
Australia - 3.4%
ABB Grain Ltd. (d)	1,537,145	$ 9,746
Billabong International Ltd.	4,045,126	30,883
Commonwealth Bank of Australia	1,665,640	42,521
CSL Ltd.	952,963	23,850
Macquarie Group Ltd.	858,400	20,896
Newcrest Mining Ltd.	226,456	4,930
QBE Insurance Group Ltd.	2,479,998	39,292
Wesfarmers Ltd.	3,538,219	58,245
Woolworths Ltd.	871,468	16,931
TOTAL AUSTRALIA		247,294
Belgium - 0.9%
Anheuser-Busch InBev NV (d)	2,119,800	64,875
Bermuda - 0.3%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,418,333	5,344
Huabao International Holdings Ltd.	18,440,000	13,034
TOTAL BERMUDA		18,378
Brazil - 1.4%
BM&F BOVESPA SA	3,185,694	13,110
Petroleo Brasileiro SA - Petrobras sponsored ADR	816,400	27,407
Redecard SA	2,178,500	27,444
Vivo Participacoes SA sponsored ADR	1,874,800	29,922
TOTAL BRAZIL		97,883
Canada - 2.1%
Canadian Natural Resources Ltd.	840,200	38,734
Niko Resources Ltd.	498,400	25,224
Open Text Corp. (a)(d)	784,000	25,821
Petro-Canada	474,800	14,985
Petrobank Energy & Resources Ltd. (a)	813,500	17,487
Suncor Energy, Inc.	1,124,000	28,287
TOTAL CANADA		150,538
Cayman Islands - 1.0%
Belle International Holdings Ltd.	42,872,000	32,663
China Dongxiang Group Co. Ltd.	59,994,000	29,136
Want Want China Holdings Ltd.	17,513,000	8,732
TOTAL CAYMAN ISLANDS		70,531
China - 2.4%
BYD Co. Ltd. (H Shares)	4,827,000	12,681
Changyou.com Ltd. (A Shares) ADR	29,200	898
Common Stocks - continued
	Shares	Value (000s)
China - continued
China Merchants Bank Co. Ltd. (H Shares)	9,459,000	$ 16,901
China Telecom Corp. Ltd. (H Shares)	66,250,000	32,613
Industrial & Commercial Bank of China Ltd.	31,345,000	17,832
Li Ning Co. Ltd.	8,355,000	17,098
Tencent Holdings Ltd.	3,426,200	30,283
ZTE Corp. (H Shares)	12,177,464	41,055
TOTAL CHINA		169,361
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	10,023,000	805
Denmark - 1.0%
Novo Nordisk AS Series B	1,094,500	52,074
Vestas Wind Systems AS (a)	276,400	17,941
TOTAL DENMARK		70,015
Finland - 0.5%
Nokia Corp. sponsored ADR	2,333,400	32,994
France - 7.6%
Accor SA	463,700	19,615
Alstom SA	656,812	40,933
AXA SA (d)	3,118,066	52,375
BNP Paribas SA	1,702,239	89,589
Cap Gemini SA (d)	684,300	25,573
Iliad Group SA	191,840	20,144
LVMH Moet Hennessy - Louis Vuitton	272,400	20,560
Orpea (a)	560,828	22,927
PPR SA (d)	492,800	37,745
Sanofi-Aventis (d)	466,800	26,813
Schneider Electric SA (d)	393,300	29,922
Societe Generale Series A	779,120	39,809
Total SA Series B	2,104,400	105,267
Unibail-Rodamco	118,400	17,652
TOTAL FRANCE		548,924
Germany - 8.0%
Allianz AG (Reg.) (d)	410,830	37,220
Bayerische Motoren Werke AG (BMW) (d)	882,300	30,268
Daimler AG (Reg.)	999,200	35,673
Deutsche Bank AG	834,900	43,775
Deutsche Boerse AG	673,925	49,321
E.ON AG	3,151,900	105,615
Fresenius Medical Care AG & Co. KGaA (d)	1,015,900	39,498
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
GEA Group AG	2,379,000	$ 30,966
Gerresheimer AG	604,000	14,406
MAN AG	726,000	44,584
Munich Re Group (Reg.) (d)	592,500	81,018
Siemens AG (Reg.)	820,700	54,932
Wincor Nixdorf AG	183,300	9,103
TOTAL GERMANY		576,379
Greece - 0.2%
Public Power Corp. of Greece	652,245	12,570
Hong Kong - 0.8%
Cheung Kong Holdings Ltd.	3,875,000	39,973
Hang Lung Properties Ltd.	4,149,000	11,653
Techtronic Industries Co. Ltd.	6,460,000	3,820
TOTAL HONG KONG		55,446
India - 0.8%
Bharti Airtel Ltd. (a)	2,000,000	30,482
Infosys Technologies Ltd.	718,452	21,983
Titan Industries Ltd.	226,153	3,422
TOTAL INDIA		55,887
Ireland - 0.8%
CRH PLC	1,184,400	30,783
Paddy Power PLC (Ireland)	1,445,597	26,617
TOTAL IRELAND		57,400
Israel - 0.8%
Nice Systems Ltd. sponsored ADR (a)	918,700	23,528
Teva Pharmaceutical Industries Ltd. sponsored ADR	790,500	34,695
TOTAL ISRAEL		58,223
Italy - 0.5%
Fiat SpA	4,035,900	39,446
Japan - 19.3%
Asics Corp.	3,914,000	25,450
Canon Marketing Japan, Inc.	2,296,500	27,776
Canon, Inc.	1,929,350	57,752
Daiwa Securities Group, Inc.	6,962,000	36,482
Denso Corp.	1,461,500	34,557
Eisai Co. Ltd.	609,500	16,360
Fanuc Ltd.	334,300	24,130
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fast Retailing Co. Ltd.	134,400	$ 14,129
Honda Motor Co. Ltd.	1,974,500	57,881
JTEKT Corp.	1,639,200	15,814
Keyence Corp.	89,500	15,809
Misumi Group, Inc.	504,000	6,807
Mitsubishi Corp.	1,640,800	25,257
Mitsubishi UFJ Financial Group, Inc.	22,998,800	125,487
Mitsui & Co. Ltd.	2,244,000	23,807
Murata Manufacturing Co. Ltd.	528,700	21,433
NGK Insulators Ltd.	1,582,000	24,268
Nichi-iko Pharmaceutical Co. Ltd.	268,400	7,249
Nippon Building Fund, Inc.	2,590	21,048
Nippon Electric Glass Co. Ltd.	1,996,000	16,246
Nippon Steel Corp.	4,858,000	16,337
Nissan Motor Co. Ltd.	6,947,800	36,273
Nitori Co. Ltd.	95,350	5,367
Nomura Holdings, Inc.	11,214,700	67,693
NSK Ltd.	3,271,000	14,563
Omron Corp.	983,300	14,700
Point, Inc.	217,600	9,699
Promise Co. Ltd. (d)	2,724,600	36,011
Rakuten, Inc.	72,690	36,990
Ricoh Co. Ltd.	4,194,000	51,867
Sawai Pharmaceutical Co. Ltd. (d)	160,300	7,431
Seven & i Holdings Co., Ltd.	905,200	20,460
Shin-Etsu Chemical Co., Ltd.	752,400	36,578
SMC Corp.	105,900	10,391
Softbank Corp. (d)	2,491,000	39,418
Sony Corp. sponsored ADR (d)	1,189,100	30,750
Sony Financial Holdings, Inc.	7,546	23,747
Sumitomo Mitsui Financial Group, Inc.	1,711,400	59,368
THK Co. Ltd.	1,760,000	24,415
Tokio Marine Holdings, Inc.	1,642,100	43,319
Tokyo Electron Ltd.	1,263,200	57,780
Toyota Motor Corp.	3,041,600	120,413
Tsumura & Co.	507,800	13,910
USS Co. Ltd.	326,080	14,780
TOTAL JAPAN		1,390,002
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 0.6%
NHN Corp. (a)	212,392	$ 25,843
Samsung Electronics Co. Ltd.	38,010	17,607
TOTAL KOREA (SOUTH)		43,450
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A (d)	1,226,100	28,911
SES SA (A Shares) FDR unit	2,524,868	44,851
Tenaris SA	945,300	11,887
TOTAL LUXEMBOURG		85,649
Mexico - 0.2%
America Movil SAB de CV Series L sponsored ADR	405,400	13,317
Netherlands - 2.5%
Akzo Nobel NV	686,300	28,694
ASML Holding NV (Netherlands)	1,536,400	32,231
Gemalto NV (a)(d)	1,074,757	33,832
James Hardie Industries NV unit	5,306,155	17,747
Koninklijke Ahold NV	2,258,600	24,739
Koninklijke KPN NV (d)	1,489,800	17,906
Royal DSM NV	899,500	27,888
TOTAL NETHERLANDS		183,037
Norway - 0.2%
Pronova BioPharma ASA (a)	4,726,590	11,855
Papua New Guinea - 0.5%
Oil Search Ltd.	8,855,875	33,033
Russia - 0.4%
OAO Gazprom sponsored ADR	1,508,300	26,697
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	7,883,000	7,135
Singapore Exchange Ltd.	5,754,250	24,370
TOTAL SINGAPORE		31,505
South Africa - 0.9%
MTN Group Ltd.	5,254,600	68,242
Spain - 2.4%
Banco Santander SA	3,311,500	31,463
Inditex SA	416,900	17,771
Red Electrica Corporacion SA	277,900	11,628
Telefonica SA	5,833,800	110,499
TOTAL SPAIN		171,361
Common Stocks - continued
	Shares	Value (000s)
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	891,750	$ 39,694
Switzerland - 8.3%
Actelion Ltd. (Reg.) (a)	1,286,795	58,611
BB BIOTECH AG	354,261	20,605
Credit Suisse Group sponsored ADR	1,452,500	55,602
Nestle SA (Reg.)	3,742,549	121,963
Nobel Biocare Holding AG (Switzerland)	1,045,000	21,298
Novartis AG (Reg.)	437,573	16,557
Partners Group Holding	255,836	22,348
Roche Holding AG (participation certificate)	879,208	110,843
Sonova Holding AG	574,683	37,176
Syngenta AG (Switzerland)	181,599	38,759
UBS AG (For. Reg.)	2,862,686	39,313
Zurich Financial Services AG (Reg.)	285,674	53,073
TOTAL SWITZERLAND		596,148
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	29,754,000	50,333
United Kingdom - 20.8%
Aberdeen Asset Management PLC (d)	21,064,600	40,834
Aegis Group PLC	7,593,391	10,162
AstraZeneca PLC (United Kingdom)	1,223,700	42,832
Autonomy Corp. PLC (a)	1,836,100	38,505
BAE Systems PLC	4,387,009	23,068
Barclays PLC	8,483,500	34,431
BG Group PLC	2,519,900	40,222
BG Group PLC sponsored ADR	207,400	16,451
BHP Billiton PLC	6,069,100	125,917
BP PLC	6,979,400	49,303
British American Tobacco PLC (United Kingdom)	1,125,478	27,133
Capita Group PLC	3,272,693	32,985
Carphone Warehouse Group PLC	5,567,300	12,187
Compass Group PLC	6,402,100	30,430
Cookson Group PLC	30,974,600	8,845
DSG INTL PLC	11,467,900	7,220
DSG International PLC (g)	10,246,400	4,546
HSBC Holdings PLC:
(Hong Kong) (Reg.)	1,281,644	8,984
(United Kingdom) (Reg.)	17,822,658	126,698
Imperial Tobacco Group PLC	1,644,800	37,514
Informa PLC	8,669,900	37,879
InterContinental Hotel Group PLC	2,118,900	20,124
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Man Group PLC	13,203,500	$ 48,785
Misys PLC	7,892,600	16,103
NEXT PLC	1,290,800	30,862
Prudential PLC	6,511,200	37,410
Reckitt Benckiser Group PLC	1,467,200	57,574
Rio Tinto PLC (Reg.)	1,879,100	76,322
Royal Bank of Scotland Group PLC	10,165,495	6,202
Royal Dutch Shell PLC Class B	5,374,259	121,577
SSL International PLC	4,962,409	34,778
Standard Chartered PLC (United Kingdom)	4,385,673	67,818
Vodafone Group PLC	73,315,735	134,702
William Morrison Supermarkets PLC	5,814,500	21,054
Wolseley PLC	2,388,864	42,828
WPP PLC	2,864,700	19,593
Xstrata PLC	769,400	6,781
TOTAL UNITED KINGDOM		1,498,659
United States of America - 1.4%
Applied Materials, Inc.	1,598,400	19,516
Cummins, Inc.	273,300	9,292
Goldman Sachs Group, Inc.	190,400	24,466
Morgan Stanley	731,400	17,290
Regal-Beloit Corp.	493,900	20,067
Visa, Inc.	187,600	12,186
TOTAL UNITED STATES OF AMERICA		102,817
TOTAL COMMON STOCKS (Cost $7,971,828)		6,672,748
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.0%
Fresenius SE (non-vtg.) (d)	1,371,100	69,954
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	33,736
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $148,385)		103,690
Government Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.22% 5/14/09 to 5/28/09 (f) (Cost $30,146)	$ 30,150	$ 30,149
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	357,038,773	357,039
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	422,886,377	422,886
TOTAL MONEY MARKET FUNDS (Cost $779,925)		779,925
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $8,930,284)		7,586,512
NET OTHER ASSETS - (5.4)%		(391,569)
NET ASSETS - 100%		$ 7,194,943
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 CME NIKKEI 225 Index Contracts (Japan)	June 2009	$ 78,232	$ 13,233
2,070 TOPIX 150 Index Contracts (Japan)	June 2009	176,568	26,544
TOTAL EQUITY INDEX CONTRACTS		$ 254,800	$ 39,777

The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $22,899,000.
(g) Security or a portion of the security purchased on a delayed delivery or when issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,970
Fidelity Securities Lending Cash Central Fund	2,151
Total	$ 4,121
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,469	$ -	$ -	$ -	$ 805
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,586,512	$ 1,768,035	$ 5,818,477	$ -
Other Financial Instruments*	$ 39,777	$ 39,777	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 6,158
Total Realized Gain (Loss)	(24,765)
Total Unrealized Gain (Loss)	21,068
Cost of Purchases	-
Proceeds of Sales	(2,461)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $637,482,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $409,948) - See accompanying schedule: Unaffiliated issuers (cost $8,143,744)	$ 6,805,782
Fidelity Central Funds (cost $779,925)	779,925
Other affiliated issuers (cost $6,615)	805
Total Investments (cost $8,930,284)		$ 7,586,512
Foreign currency held at value (cost $11,200)		11,201
Receivable for investments sold		55,780
Receivable for fund shares sold		8,725
Dividends receivable		36,861
Distributions receivable from Fidelity Central Funds		1,228
Receivable for daily variation on futures contracts		7,309
Prepaid expenses		62
Other receivables		1,176
Total assets		7,708,854

Liabilities
Payable for investments purchased
Regular delivery	$ 74,165
Delayed delivery	4,546
Payable for fund shares redeemed	5,815
Accrued management fee	4,418
Distribution fees payable	131
Other affiliated payables	1,812
Other payables and accrued expenses	138
Collateral on securities loaned, at value	422,886
Total liabilities		513,911

Net Assets		$ 7,194,943
Net Assets consist of:
Paid in capital		$ 10,870,729
Undistributed net investment income		55,513
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,426,976)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,304,323)
Net Assets		$ 7,194,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($324,030 ÷ 14,455.5 shares)	$ 22.42

Maximum offering price per share (100/94.25 of $22.42)	$ 23.79
Class T: Net Asset Value and redemption price per share ($58,741 ÷ 2,636.6 shares)	$ 22.28

Maximum offering price per share (100/96.50 of $22.28)	$ 23.09
Class B: Net Asset Value and offering price per share ($12,414 ÷ 559.3 shares)A	$ 22.20

Class C: Net Asset Value and offering price per share ($41,128 ÷ 1,849.8 shares)A	$ 22.23

International Discovery: Net Asset Value, offering price and redemption price per share ($6,104,867 ÷ 270,596.2 shares)	$ 22.56

Class K: Net Asset Value, offering price and redemption price per share ($470,471 ÷ 20,890.0 shares)	$ 22.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,291 ÷ 8,133.0 shares)	$ 22.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 112,334
Interest		39
Income from Fidelity Central Funds		4,121
		116,494
Less foreign taxes withheld		(8,130)
Total income		108,364

Expenses
Management fee Basic fee	$ 24,824
Performance adjustment	2,221
Transfer agent fees	10,268
Distribution fees	800
Accounting and security lending fees	830
Custodian fees and expenses	385
Independent trustees' compensation	27
Registration fees	181
Audit	61
Legal	22
Miscellaneous	69
Total expenses before reductions	39,688
Expense reductions	(1,291)	38,397
Net investment income (loss)		69,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,675,864)
Foreign currency transactions	(5,353)
Futures contracts	(109,695)
Total net realized gain (loss)		(1,790,912)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,265,742
Assets and liabilities in foreign currencies	(181)
Futures contracts	105,058
Total change in net unrealized appreciation (depreciation)		1,370,619
Net gain (loss)		(420,293)
Net increase (decrease) in net assets resulting from operations		$ (350,326)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,967	$ 190,750
Net realized gain (loss)	(1,790,912)	(664,568)
Change in net unrealized appreciation (depreciation)	1,370,619	(6,888,436)
Net increase (decrease) in net assets resulting from operations	(350,326)	(7,362,254)
Distributions to shareholders from net investment income	(107,705)	(129,574)
Distributions to shareholders from net realized gain	-	(528,706)
Total distributions	(107,705)	(658,280)
Share transactions - net increase (decrease)	(144,918)	1,069,130
Redemption fees	235	709
Total increase (decrease) in net assets	(602,714)	(6,950,695)

Net Assets
Beginning of period	7,797,657	14,748,352
End of period (including undistributed net investment income of $55,513 and undistributed net investment income of $120,184, respectively)	$ 7,194,943	$ 7,797,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.68	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.19	.46	.44	.42	.28
Net realized and unrealized gain (loss)	(1.19)	(22.08)	11.76	7.19	2.88
Total from investment operations	(1.00)	(21.62)	12.20	7.61	3.16
Distributions from net investment income	(.26)	(.37)	(.35)	(.31)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.26)	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.42	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Total Return B,C,D	(4.15)%	(47.65)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.32%	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.39% A	1.32%	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.36% A	1.29%	1.22%	1.21%	1.36% A
Net investment income (loss)	1.78% A	1.27%	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 380	$ 417	$ 140	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.16	.33	.29	.27	.20
Net realized and unrealized gain (loss)	(1.18)	(21.94)	11.71	7.18	2.88
Total from investment operations	(1.02)	(21.61)	12.00	7.45	3.08
Distributions from net investment income	(.19)	(.29)	(.26)	(.24)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.19)	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.28	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Total Return B,C,D	(4.29)%	(47.84)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F,I
Expenses before reductions	1.64% A	1.68%	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.64% A	1.68%	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.61% A	1.64%	1.60%	1.65%	1.69% A
Net investment income (loss)	1.53% A	.91%	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 64	$ 53	$ 10	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.25	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11	.15	.08	.08	.08
Net realized and unrealized gain (loss)	(1.16)	(21.77)	11.64	7.19	2.87
Total from investment operations	(1.05)	(21.62)	11.72	7.27	2.95
Distributions from net investment income	-	(.16)	(.16)	(.11)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	-	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.20	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Total Return B,C,D	(4.52)%	(48.11)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15% A	2.19%	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.11% A	2.15%	2.10%	2.19%	2.18% A
Net investment income (loss)	1.02% A	.40%	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 15	$ 17	$ 4	$ 1
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected PerShare Data
Net asset value, beginning of period	$ 23.31	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11	.15	.09	.11	.13
Net realized and unrealized gain (loss)	(1.17)	(21.82)	11.66	7.19	2.87
Total from investment operations	(1.06)	(21.67)	11.75	7.30	3.00
Distributions from net investment income	(.02)	(.17)	(.14)	(.12)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.02)	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Total Return B,C,D	(4.55)%	(48.10)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13% A	2.17%	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.13% A	2.17%	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.09% A	2.13%	2.08%	2.11%	1.98% A
Net investment income (loss)	1.04% A	.42%	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 36	$ 28	$ 6	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87
Income from Investment Operations
Net investment income (loss) D	.22	.57	.53	.48	.37	.22
Net realized and unrealized gain (loss)	(1.20)	(22.29)	11.84	7.25	5.24	3.40
Total from investment operations	(.98)	(21.72)	12.37	7.73	5.61	3.62
Distributions from net investment income	(.34)	(.41)	(.38)	(.31)	(.15)	(.18)
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	(.12)	-
Total distributions	(.34)	(2.08)	(1.36)	(1.71)	(.27)	(.18)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.56	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31
Total Return B,C	(4.03)%	(47.55)%	34.85%	26.34%	22.29%	16.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.14% A	1.09%	1.04%	1.09%	1.08%	1.10%
Expenses net of fee waivers, if any	1.14% A	1.09%	1.04%	1.08%	1.07%	1.10%
Expenses net of all reductions	1.10% A	1.05%	1.00%	1.03%	1.01%	1.06%
Net investment income (loss)	2.03% A	1.51%	1.30%	1.41%	1.35%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 6,105	$ 6,999	$ 14,176	$ 8,054	$ 3,949	$ 2,193
Portfolio turnover rate F	102% A	79%	56%	56%	75%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.24	.10
Net realized and unrealized gain (loss)	(1.20)	(16.52)
Total from investment operations	(.96)	(16.42)
Distributions from net investment income	(.42)	-
Total distributions	(.42)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 22.52	$ 23.90
Total Return B,C	(3.91)%	(40.72)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.93% A
Expenses net of fee waivers, if any	.89% A	.93% A
Expenses net of all reductions	.85% A	.89% A
Net investment income (loss)	2.29% A	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 470	$ 145
Portfolio turnover rate F	102% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.22	.53	.55	.51	.38
Net realized and unrealized gain (loss)	(1.20)	(22.24)	11.85	7.25	2.89
Total from investment operations	(.98)	(21.71)	12.40	7.76	3.27
Distributions from net investment income	(.39)	(.44)	(.40)	(.33)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.39)	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 22.54	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Total Return B,C	(4.01)%	(47.51)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A	1.05%	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.09% A	1.05%	.97%	1.00%	.97% A
Expenses net of all reductions	1.05% A	1.01%	.94%	.95%	.90% A
Net investment income (loss)	2.08% A	1.54%	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 159	$ 58	$ 28	$ 10
Portfolio turnover rate F	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, Class K and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between International Discovery and Class K to eligible shareholders of International Discovery. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 557,250
Unrealized depreciation	(2,047,590)
Net unrealized appreciation (depreciation)	$ (1,490,340)
Cost for federal income tax purposes	$ 9,076,852

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,377,441 and $3,375,638, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 400	$ 32
Class T	.25%	.25%	144	-
Class B	.75%	.25%	64	48
Class C	.75%	.25%	192	42
International Discovery	-%	-%	-	-
Class K	-%	-%	-	-
			$ 800	$ 122

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33
Class T	7
Class B*	19
Class C*	5
$ 64

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 507.32
Class T	91.32
Class B	20.32
Class C	58.30
International Discovery	9,267.31
Class K	101.06
Institutional Class	224.26
	$ 10,268

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,151.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,500. The weighted average interest rate was .42%. The interest expense amounted to two hundred and thirty dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,285 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $6.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Class A	$ 3,982	$ 3,599
Class T	533	387
Class B	-	67
Class C	30	123
International Discovery	96,783	124,823
Class K	3,616	-
Institutional Class	2,761	575
Total	$ 107,705	$ 129,574
From net realized gain
Class A	$ -	$ 16,423
Class T	-	2,244
Class B	-	719
Class C	-	1,185
International Discovery	-	505,958
Institutional Class	-	2,177
Total	$ -	$ 528,706

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	2,883	13,337	$ 62,183	$ 505,828
Reinvestment of distributions	132	252	2,786	11,025
Shares redeemed	(4,591)	(6,361)	(97,487)	(213,706)
Net increase (decrease)	(1,576)	7,228	$ (32,518)	$ 303,147

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class T
Shares sold	697	2,322	$ 14,854	$ 87,236
Reinvestment of distributions	24	59	507	2,571
Shares redeemed	(796)	(800)	(16,573)	(27,654)
Net increase (decrease)	(75)	1,581	$ (1,212)	$ 62,153
Class B
Shares sold	68	487	$ 1,474	$ 18,856
Reinvestment of distributions	-	17	-	721
Shares redeemed	(153)	(228)	(3,152)	(7,554)
Net increase (decrease)	(85)	276	$ (1,678)	$ 12,023
Class C
Shares sold	758	1,350	$ 16,220	$ 51,762
Reinvestment of distributions	1	25	26	1,076
Shares redeemed	(471)	(405)	(9,627)	(13,335)
Net increase (decrease)	288	970	$ 6,619	$ 39,503
International Discovery
Shares sold	32,979	98,885	$ 709,659	$ 3,784,869
Conversion to Class K	(11,617)	(6,197)	(253,755)	(182,264)
Reinvestment of distributions	4,362	13,646	92,471	600,976
Shares redeemed	(48,188)	(110,609)	(1,022,926)	(3,914,448)
Net increase (decrease)	(22,464)	(4,275)	$ (474,551)	$ 289,133
Class K
Shares sold	5,628	215	$ 121,473	$ 6,017
Conversion from International Discovery	11,640	6,197	253,755	182,264
Reinvestment of distributions	171	-	3,616	-
Shares redeemed	(2,623)	(338)	(53,990)	(8,716)
Net increase (decrease)	14,816	6,074	$ 324,854	$ 179,565
Institutional Class
Shares sold	8,310	7,551	$ 176,304	$ 243,799
Reinvestment of distributions	41	42	875	1,852
Shares redeemed	(6,872)	(2,148)	(143,611)	(62,044)
Net increase (decrease)	1,479	5,445	$ 33,568	$ 183,607

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

IGI-K-USAN-0609
1.863310.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Discovery
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.39%
Actual		$ 1,000.00	$ 958.50	$ 6.75
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.64%
Actual		$ 1,000.00	$ 957.10	$ 7.96
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.15%
Actual		$ 1,000.00	$ 954.80	$ 10.42
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 954.50	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
International Discovery	1.14%
Actual		$ 1,000.00	$ 959.70	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class K	.89%
Actual		$ 1,000.00	$ 960.90	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Institutional Class	1.09%
Actual		$ 1,000.00	$ 959.90	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 22.9%
United Kingdom 20.8%
Germany 9.0%
Switzerland 8.3%
France 7.6%
United States of America 3.6%
Australia 3.4%
Netherlands 2.5%
Spain 2.4%
Other 19.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom 22.5%
Japan 16.0%
Switzerland 12.5%
Germany 12.1%
United States of America 6.9%
France 5.7%
Australia 5.0%
Spain 3.9%
Italy 2.0%
Other 13.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	94.3
Short-Term Investments and Net Other Assets	2.2	5.7
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	2.0
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.8	1.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.8	1.4
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.7	1.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.0
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.7
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	2.2
Telefonica SA (Spain, Diversified Telecommunication Services)	1.5	1.9
E.ON AG (Germany, Electric Utilities)	1.5	2.2
	16.9
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	19.8
Consumer Discretionary	14.1	6.7
Information Technology	10.2	7.3
Health Care	9.6	15.8
Energy	7.9	7.5
Industrials	7.2	5.9
Telecommunication Services	7.0	7.7
Consumer Staples	6.4	10.8
Materials	6.3	5.1
Utilities	1.9	5.5

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
Australia - 3.4%
ABB Grain Ltd. (d)	1,537,145	$ 9,746
Billabong International Ltd.	4,045,126	30,883
Commonwealth Bank of Australia	1,665,640	42,521
CSL Ltd.	952,963	23,850
Macquarie Group Ltd.	858,400	20,896
Newcrest Mining Ltd.	226,456	4,930
QBE Insurance Group Ltd.	2,479,998	39,292
Wesfarmers Ltd.	3,538,219	58,245
Woolworths Ltd.	871,468	16,931
TOTAL AUSTRALIA		247,294
Belgium - 0.9%
Anheuser-Busch InBev NV (d)	2,119,800	64,875
Bermuda - 0.3%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,418,333	5,344
Huabao International Holdings Ltd.	18,440,000	13,034
TOTAL BERMUDA		18,378
Brazil - 1.4%
BM&F BOVESPA SA	3,185,694	13,110
Petroleo Brasileiro SA - Petrobras sponsored ADR	816,400	27,407
Redecard SA	2,178,500	27,444
Vivo Participacoes SA sponsored ADR	1,874,800	29,922
TOTAL BRAZIL		97,883
Canada - 2.1%
Canadian Natural Resources Ltd.	840,200	38,734
Niko Resources Ltd.	498,400	25,224
Open Text Corp. (a)(d)	784,000	25,821
Petro-Canada	474,800	14,985
Petrobank Energy & Resources Ltd. (a)	813,500	17,487
Suncor Energy, Inc.	1,124,000	28,287
TOTAL CANADA		150,538
Cayman Islands - 1.0%
Belle International Holdings Ltd.	42,872,000	32,663
China Dongxiang Group Co. Ltd.	59,994,000	29,136
Want Want China Holdings Ltd.	17,513,000	8,732
TOTAL CAYMAN ISLANDS		70,531
China - 2.4%
BYD Co. Ltd. (H Shares)	4,827,000	12,681
Changyou.com Ltd. (A Shares) ADR	29,200	898
Common Stocks - continued
	Shares	Value (000s)
China - continued
China Merchants Bank Co. Ltd. (H Shares)	9,459,000	$ 16,901
China Telecom Corp. Ltd. (H Shares)	66,250,000	32,613
Industrial & Commercial Bank of China Ltd.	31,345,000	17,832
Li Ning Co. Ltd.	8,355,000	17,098
Tencent Holdings Ltd.	3,426,200	30,283
ZTE Corp. (H Shares)	12,177,464	41,055
TOTAL CHINA		169,361
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	10,023,000	805
Denmark - 1.0%
Novo Nordisk AS Series B	1,094,500	52,074
Vestas Wind Systems AS (a)	276,400	17,941
TOTAL DENMARK		70,015
Finland - 0.5%
Nokia Corp. sponsored ADR	2,333,400	32,994
France - 7.6%
Accor SA	463,700	19,615
Alstom SA	656,812	40,933
AXA SA (d)	3,118,066	52,375
BNP Paribas SA	1,702,239	89,589
Cap Gemini SA (d)	684,300	25,573
Iliad Group SA	191,840	20,144
LVMH Moet Hennessy - Louis Vuitton	272,400	20,560
Orpea (a)	560,828	22,927
PPR SA (d)	492,800	37,745
Sanofi-Aventis (d)	466,800	26,813
Schneider Electric SA (d)	393,300	29,922
Societe Generale Series A	779,120	39,809
Total SA Series B	2,104,400	105,267
Unibail-Rodamco	118,400	17,652
TOTAL FRANCE		548,924
Germany - 8.0%
Allianz AG (Reg.) (d)	410,830	37,220
Bayerische Motoren Werke AG (BMW) (d)	882,300	30,268
Daimler AG (Reg.)	999,200	35,673
Deutsche Bank AG	834,900	43,775
Deutsche Boerse AG	673,925	49,321
E.ON AG	3,151,900	105,615
Fresenius Medical Care AG & Co. KGaA (d)	1,015,900	39,498
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
GEA Group AG	2,379,000	$ 30,966
Gerresheimer AG	604,000	14,406
MAN AG	726,000	44,584
Munich Re Group (Reg.) (d)	592,500	81,018
Siemens AG (Reg.)	820,700	54,932
Wincor Nixdorf AG	183,300	9,103
TOTAL GERMANY		576,379
Greece - 0.2%
Public Power Corp. of Greece	652,245	12,570
Hong Kong - 0.8%
Cheung Kong Holdings Ltd.	3,875,000	39,973
Hang Lung Properties Ltd.	4,149,000	11,653
Techtronic Industries Co. Ltd.	6,460,000	3,820
TOTAL HONG KONG		55,446
India - 0.8%
Bharti Airtel Ltd. (a)	2,000,000	30,482
Infosys Technologies Ltd.	718,452	21,983
Titan Industries Ltd.	226,153	3,422
TOTAL INDIA		55,887
Ireland - 0.8%
CRH PLC	1,184,400	30,783
Paddy Power PLC (Ireland)	1,445,597	26,617
TOTAL IRELAND		57,400
Israel - 0.8%
Nice Systems Ltd. sponsored ADR (a)	918,700	23,528
Teva Pharmaceutical Industries Ltd. sponsored ADR	790,500	34,695
TOTAL ISRAEL		58,223
Italy - 0.5%
Fiat SpA	4,035,900	39,446
Japan - 19.3%
Asics Corp.	3,914,000	25,450
Canon Marketing Japan, Inc.	2,296,500	27,776
Canon, Inc.	1,929,350	57,752
Daiwa Securities Group, Inc.	6,962,000	36,482
Denso Corp.	1,461,500	34,557
Eisai Co. Ltd.	609,500	16,360
Fanuc Ltd.	334,300	24,130
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fast Retailing Co. Ltd.	134,400	$ 14,129
Honda Motor Co. Ltd.	1,974,500	57,881
JTEKT Corp.	1,639,200	15,814
Keyence Corp.	89,500	15,809
Misumi Group, Inc.	504,000	6,807
Mitsubishi Corp.	1,640,800	25,257
Mitsubishi UFJ Financial Group, Inc.	22,998,800	125,487
Mitsui & Co. Ltd.	2,244,000	23,807
Murata Manufacturing Co. Ltd.	528,700	21,433
NGK Insulators Ltd.	1,582,000	24,268
Nichi-iko Pharmaceutical Co. Ltd.	268,400	7,249
Nippon Building Fund, Inc.	2,590	21,048
Nippon Electric Glass Co. Ltd.	1,996,000	16,246
Nippon Steel Corp.	4,858,000	16,337
Nissan Motor Co. Ltd.	6,947,800	36,273
Nitori Co. Ltd.	95,350	5,367
Nomura Holdings, Inc.	11,214,700	67,693
NSK Ltd.	3,271,000	14,563
Omron Corp.	983,300	14,700
Point, Inc.	217,600	9,699
Promise Co. Ltd. (d)	2,724,600	36,011
Rakuten, Inc.	72,690	36,990
Ricoh Co. Ltd.	4,194,000	51,867
Sawai Pharmaceutical Co. Ltd. (d)	160,300	7,431
Seven & i Holdings Co., Ltd.	905,200	20,460
Shin-Etsu Chemical Co., Ltd.	752,400	36,578
SMC Corp.	105,900	10,391
Softbank Corp. (d)	2,491,000	39,418
Sony Corp. sponsored ADR (d)	1,189,100	30,750
Sony Financial Holdings, Inc.	7,546	23,747
Sumitomo Mitsui Financial Group, Inc.	1,711,400	59,368
THK Co. Ltd.	1,760,000	24,415
Tokio Marine Holdings, Inc.	1,642,100	43,319
Tokyo Electron Ltd.	1,263,200	57,780
Toyota Motor Corp.	3,041,600	120,413
Tsumura & Co.	507,800	13,910
USS Co. Ltd.	326,080	14,780
TOTAL JAPAN		1,390,002
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 0.6%
NHN Corp. (a)	212,392	$ 25,843
Samsung Electronics Co. Ltd.	38,010	17,607
TOTAL KOREA (SOUTH)		43,450
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A (d)	1,226,100	28,911
SES SA (A Shares) FDR unit	2,524,868	44,851
Tenaris SA	945,300	11,887
TOTAL LUXEMBOURG		85,649
Mexico - 0.2%
America Movil SAB de CV Series L sponsored ADR	405,400	13,317
Netherlands - 2.5%
Akzo Nobel NV	686,300	28,694
ASML Holding NV (Netherlands)	1,536,400	32,231
Gemalto NV (a)(d)	1,074,757	33,832
James Hardie Industries NV unit	5,306,155	17,747
Koninklijke Ahold NV	2,258,600	24,739
Koninklijke KPN NV (d)	1,489,800	17,906
Royal DSM NV	899,500	27,888
TOTAL NETHERLANDS		183,037
Norway - 0.2%
Pronova BioPharma ASA (a)	4,726,590	11,855
Papua New Guinea - 0.5%
Oil Search Ltd.	8,855,875	33,033
Russia - 0.4%
OAO Gazprom sponsored ADR	1,508,300	26,697
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	7,883,000	7,135
Singapore Exchange Ltd.	5,754,250	24,370
TOTAL SINGAPORE		31,505
South Africa - 0.9%
MTN Group Ltd.	5,254,600	68,242
Spain - 2.4%
Banco Santander SA	3,311,500	31,463
Inditex SA	416,900	17,771
Red Electrica Corporacion SA	277,900	11,628
Telefonica SA	5,833,800	110,499
TOTAL SPAIN		171,361
Common Stocks - continued
	Shares	Value (000s)
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	891,750	$ 39,694
Switzerland - 8.3%
Actelion Ltd. (Reg.) (a)	1,286,795	58,611
BB BIOTECH AG	354,261	20,605
Credit Suisse Group sponsored ADR	1,452,500	55,602
Nestle SA (Reg.)	3,742,549	121,963
Nobel Biocare Holding AG (Switzerland)	1,045,000	21,298
Novartis AG (Reg.)	437,573	16,557
Partners Group Holding	255,836	22,348
Roche Holding AG (participation certificate)	879,208	110,843
Sonova Holding AG	574,683	37,176
Syngenta AG (Switzerland)	181,599	38,759
UBS AG (For. Reg.)	2,862,686	39,313
Zurich Financial Services AG (Reg.)	285,674	53,073
TOTAL SWITZERLAND		596,148
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	29,754,000	50,333
United Kingdom - 20.8%
Aberdeen Asset Management PLC (d)	21,064,600	40,834
Aegis Group PLC	7,593,391	10,162
AstraZeneca PLC (United Kingdom)	1,223,700	42,832
Autonomy Corp. PLC (a)	1,836,100	38,505
BAE Systems PLC	4,387,009	23,068
Barclays PLC	8,483,500	34,431
BG Group PLC	2,519,900	40,222
BG Group PLC sponsored ADR	207,400	16,451
BHP Billiton PLC	6,069,100	125,917
BP PLC	6,979,400	49,303
British American Tobacco PLC (United Kingdom)	1,125,478	27,133
Capita Group PLC	3,272,693	32,985
Carphone Warehouse Group PLC	5,567,300	12,187
Compass Group PLC	6,402,100	30,430
Cookson Group PLC	30,974,600	8,845
DSG INTL PLC	11,467,900	7,220
DSG International PLC (g)	10,246,400	4,546
HSBC Holdings PLC:
(Hong Kong) (Reg.)	1,281,644	8,984
(United Kingdom) (Reg.)	17,822,658	126,698
Imperial Tobacco Group PLC	1,644,800	37,514
Informa PLC	8,669,900	37,879
InterContinental Hotel Group PLC	2,118,900	20,124
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Man Group PLC	13,203,500	$ 48,785
Misys PLC	7,892,600	16,103
NEXT PLC	1,290,800	30,862
Prudential PLC	6,511,200	37,410
Reckitt Benckiser Group PLC	1,467,200	57,574
Rio Tinto PLC (Reg.)	1,879,100	76,322
Royal Bank of Scotland Group PLC	10,165,495	6,202
Royal Dutch Shell PLC Class B	5,374,259	121,577
SSL International PLC	4,962,409	34,778
Standard Chartered PLC (United Kingdom)	4,385,673	67,818
Vodafone Group PLC	73,315,735	134,702
William Morrison Supermarkets PLC	5,814,500	21,054
Wolseley PLC	2,388,864	42,828
WPP PLC	2,864,700	19,593
Xstrata PLC	769,400	6,781
TOTAL UNITED KINGDOM		1,498,659
United States of America - 1.4%
Applied Materials, Inc.	1,598,400	19,516
Cummins, Inc.	273,300	9,292
Goldman Sachs Group, Inc.	190,400	24,466
Morgan Stanley	731,400	17,290
Regal-Beloit Corp.	493,900	20,067
Visa, Inc.	187,600	12,186
TOTAL UNITED STATES OF AMERICA		102,817
TOTAL COMMON STOCKS (Cost $7,971,828)		6,672,748
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.0%
Fresenius SE (non-vtg.) (d)	1,371,100	69,954
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	33,736
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $148,385)		103,690
Government Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.22% 5/14/09 to 5/28/09 (f) (Cost $30,146)	$ 30,150	$ 30,149
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	357,038,773	357,039
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	422,886,377	422,886
TOTAL MONEY MARKET FUNDS (Cost $779,925)		779,925
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $8,930,284)		7,586,512
NET OTHER ASSETS - (5.4)%		(391,569)
NET ASSETS - 100%		$ 7,194,943
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 CME NIKKEI 225 Index Contracts (Japan)	June 2009	$ 78,232	$ 13,233
2,070 TOPIX 150 Index Contracts (Japan)	June 2009	176,568	26,544
TOTAL EQUITY INDEX CONTRACTS		$ 254,800	$ 39,777

The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $22,899,000.
(g) Security or a portion of the security purchased on a delayed delivery or when issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,970
Fidelity Securities Lending Cash Central Fund	2,151
Total	$ 4,121
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,469	$ -	$ -	$ -	$ 805
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,586,512	$ 1,768,035	$ 5,818,477	$ -
Other Financial Instruments*	$ 39,777	$ 39,777	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 6,158
Total Realized Gain (Loss)	(24,765)
Total Unrealized Gain (Loss)	21,068
Cost of Purchases	-
Proceeds of Sales	(2,461)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $637,482,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $409,948) - See accompanying schedule: Unaffiliated issuers (cost $8,143,744)	$ 6,805,782
Fidelity Central Funds (cost $779,925)	779,925
Other affiliated issuers (cost $6,615)	805
Total Investments (cost $8,930,284)		$ 7,586,512
Foreign currency held at value (cost $11,200)		11,201
Receivable for investments sold		55,780
Receivable for fund shares sold		8,725
Dividends receivable		36,861
Distributions receivable from Fidelity Central Funds		1,228
Receivable for daily variation on futures contracts		7,309
Prepaid expenses		62
Other receivables		1,176
Total assets		7,708,854

Liabilities
Payable for investments purchased
Regular delivery	$ 74,165
Delayed delivery	4,546
Payable for fund shares redeemed	5,815
Accrued management fee	4,418
Distribution fees payable	131
Other affiliated payables	1,812
Other payables and accrued expenses	138
Collateral on securities loaned, at value	422,886
Total liabilities		513,911

Net Assets		$ 7,194,943
Net Assets consist of:
Paid in capital		$ 10,870,729
Undistributed net investment income		55,513
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,426,976)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,304,323)
Net Assets		$ 7,194,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($324,030 ÷ 14,455.5 shares)	$ 22.42

Maximum offering price per share (100/94.25 of $22.42)	$ 23.79
Class T: Net Asset Value and redemption price per share ($58,741 ÷ 2,636.6 shares)	$ 22.28

Maximum offering price per share (100/96.50 of $22.28)	$ 23.09
Class B: Net Asset Value and offering price per share ($12,414 ÷ 559.3 shares)A	$ 22.20

Class C: Net Asset Value and offering price per share ($41,128 ÷ 1,849.8 shares)A	$ 22.23

International Discovery: Net Asset Value, offering price and redemption price per share ($6,104,867 ÷ 270,596.2 shares)	$ 22.56

Class K: Net Asset Value, offering price and redemption price per share ($470,471 ÷ 20,890.0 shares)	$ 22.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,291 ÷ 8,133.0 shares)	$ 22.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 112,334
Interest		39
Income from Fidelity Central Funds		4,121
		116,494
Less foreign taxes withheld		(8,130)
Total income		108,364

Expenses
Management fee Basic fee	$ 24,824
Performance adjustment	2,221
Transfer agent fees	10,268
Distribution fees	800
Accounting and security lending fees	830
Custodian fees and expenses	385
Independent trustees' compensation	27
Registration fees	181
Audit	61
Legal	22
Miscellaneous	69
Total expenses before reductions	39,688
Expense reductions	(1,291)	38,397
Net investment income (loss)		69,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,675,864)
Foreign currency transactions	(5,353)
Futures contracts	(109,695)
Total net realized gain (loss)		(1,790,912)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,265,742
Assets and liabilities in foreign currencies	(181)
Futures contracts	105,058
Total change in net unrealized appreciation (depreciation)		1,370,619
Net gain (loss)		(420,293)
Net increase (decrease) in net assets resulting from operations		$ (350,326)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,967	$ 190,750
Net realized gain (loss)	(1,790,912)	(664,568)
Change in net unrealized appreciation (depreciation)	1,370,619	(6,888,436)
Net increase (decrease) in net assets resulting from operations	(350,326)	(7,362,254)
Distributions to shareholders from net investment income	(107,705)	(129,574)
Distributions to shareholders from net realized gain	-	(528,706)
Total distributions	(107,705)	(658,280)
Share transactions - net increase (decrease)	(144,918)	1,069,130
Redemption fees	235	709
Total increase (decrease) in net assets	(602,714)	(6,950,695)

Net Assets
Beginning of period	7,797,657	14,748,352
End of period (including undistributed net investment income of $55,513 and undistributed net investment income of $120,184, respectively)	$ 7,194,943	$ 7,797,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.68	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.19	.46	.44	.42	.28
Net realized and unrealized gain (loss)	(1.19)	(22.08)	11.76	7.19	2.88
Total from investment operations	(1.00)	(21.62)	12.20	7.61	3.16
Distributions from net investment income	(.26)	(.37)	(.35)	(.31)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.26)	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.42	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Total Return B,C,D	(4.15)%	(47.65)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.32%	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.39% A	1.32%	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.36% A	1.29%	1.22%	1.21%	1.36% A
Net investment income (loss)	1.78% A	1.27%	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 380	$ 417	$ 140	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.16	.33	.29	.27	.20
Net realized and unrealized gain (loss)	(1.18)	(21.94)	11.71	7.18	2.88
Total from investment operations	(1.02)	(21.61)	12.00	7.45	3.08
Distributions from net investment income	(.19)	(.29)	(.26)	(.24)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.19)	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.28	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Total Return B,C,D	(4.29)%	(47.84)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F,I
Expenses before reductions	1.64% A	1.68%	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.64% A	1.68%	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.61% A	1.64%	1.60%	1.65%	1.69% A
Net investment income (loss)	1.53% A	.91%	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 64	$ 53	$ 10	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.25	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11	.15	.08	.08	.08
Net realized and unrealized gain (loss)	(1.16)	(21.77)	11.64	7.19	2.87
Total from investment operations	(1.05)	(21.62)	11.72	7.27	2.95
Distributions from net investment income	-	(.16)	(.16)	(.11)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	-	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.20	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Total Return B,C,D	(4.52)%	(48.11)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15% A	2.19%	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.11% A	2.15%	2.10%	2.19%	2.18% A
Net investment income (loss)	1.02% A	.40%	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 15	$ 17	$ 4	$ 1
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected PerShare Data
Net asset value, beginning of period	$ 23.31	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11	.15	.09	.11	.13
Net realized and unrealized gain (loss)	(1.17)	(21.82)	11.66	7.19	2.87
Total from investment operations	(1.06)	(21.67)	11.75	7.30	3.00
Distributions from net investment income	(.02)	(.17)	(.14)	(.12)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.02)	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Total Return B,C,D	(4.55)%	(48.10)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13% A	2.17%	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.13% A	2.17%	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.09% A	2.13%	2.08%	2.11%	1.98% A
Net investment income (loss)	1.04% A	.42%	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 36	$ 28	$ 6	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87
Income from Investment Operations
Net investment income (loss) D	.22	.57	.53	.48	.37	.22
Net realized and unrealized gain (loss)	(1.20)	(22.29)	11.84	7.25	5.24	3.40
Total from investment operations	(.98)	(21.72)	12.37	7.73	5.61	3.62
Distributions from net investment income	(.34)	(.41)	(.38)	(.31)	(.15)	(.18)
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	(.12)	-
Total distributions	(.34)	(2.08)	(1.36)	(1.71)	(.27)	(.18)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.56	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31
Total Return B,C	(4.03)%	(47.55)%	34.85%	26.34%	22.29%	16.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.14% A	1.09%	1.04%	1.09%	1.08%	1.10%
Expenses net of fee waivers, if any	1.14% A	1.09%	1.04%	1.08%	1.07%	1.10%
Expenses net of all reductions	1.10% A	1.05%	1.00%	1.03%	1.01%	1.06%
Net investment income (loss)	2.03% A	1.51%	1.30%	1.41%	1.35%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 6,105	$ 6,999	$ 14,176	$ 8,054	$ 3,949	$ 2,193
Portfolio turnover rate F	102% A	79%	56%	56%	75%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.24	.10
Net realized and unrealized gain (loss)	(1.20)	(16.52)
Total from investment operations	(.96)	(16.42)
Distributions from net investment income	(.42)	-
Total distributions	(.42)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 22.52	$ 23.90
Total Return B,C	(3.91)%	(40.72)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.93% A
Expenses net of fee waivers, if any	.89% A	.93% A
Expenses net of all reductions	.85% A	.89% A
Net investment income (loss)	2.29% A	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 470	$ 145
Portfolio turnover rate F	102% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.22	.53	.55	.51	.38
Net realized and unrealized gain (loss)	(1.20)	(22.24)	11.85	7.25	2.89
Total from investment operations	(.98)	(21.71)	12.40	7.76	3.27
Distributions from net investment income	(.39)	(.44)	(.40)	(.33)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.39)	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 22.54	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Total Return B,C	(4.01)%	(47.51)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A	1.05%	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.09% A	1.05%	.97%	1.00%	.97% A
Expenses net of all reductions	1.05% A	1.01%	.94%	.95%	.90% A
Net investment income (loss)	2.08% A	1.54%	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 159	$ 58	$ 28	$ 10
Portfolio turnover rate F	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, Class K and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between International Discovery and Class K to eligible shareholders of International Discovery. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 557,250
Unrealized depreciation	(2,047,590)
Net unrealized appreciation (depreciation)	$ (1,490,340)
Cost for federal income tax purposes	$ 9,076,852

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,377,441 and $3,375,638, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 400	$ 32
Class T	.25%	.25%	144	-
Class B	.75%	.25%	64	48
Class C	.75%	.25%	192	42
International Discovery	-%	-%	-	-
Class K	-%	-%	-	-
			$ 800	$ 122

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33
Class T	7
Class B*	19
Class C*	5
$ 64

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 507.32
Class T	91.32
Class B	20.32
Class C	58.30
International Discovery	9,267.31
Class K	101.06
Institutional Class	224.26
	$ 10,268

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,151.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,500. The weighted average interest rate was .42%. The interest expense amounted to two hundred and thirty dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,285 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $6.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Class A	$ 3,982	$ 3,599
Class T	533	387
Class B	-	67
Class C	30	123
International Discovery	96,783	124,823
Class K	3,616	-
Institutional Class	2,761	575
Total	$ 107,705	$ 129,574
From net realized gain
Class A	$ -	$ 16,423
Class T	-	2,244
Class B	-	719
Class C	-	1,185
International Discovery	-	505,958
Institutional Class	-	2,177
Total	$ -	$ 528,706

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	2,883	13,337	$ 62,183	$ 505,828
Reinvestment of distributions	132	252	2,786	11,025
Shares redeemed	(4,591)	(6,361)	(97,487)	(213,706)
Net increase (decrease)	(1,576)	7,228	$ (32,518)	$ 303,147

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class T
Shares sold	697	2,322	$ 14,854	$ 87,236
Reinvestment of distributions	24	59	507	2,571
Shares redeemed	(796)	(800)	(16,573)	(27,654)
Net increase (decrease)	(75)	1,581	$ (1,212)	$ 62,153
Class B
Shares sold	68	487	$ 1,474	$ 18,856
Reinvestment of distributions	-	17	-	721
Shares redeemed	(153)	(228)	(3,152)	(7,554)
Net increase (decrease)	(85)	276	$ (1,678)	$ 12,023
Class C
Shares sold	758	1,350	$ 16,220	$ 51,762
Reinvestment of distributions	1	25	26	1,076
Shares redeemed	(471)	(405)	(9,627)	(13,335)
Net increase (decrease)	288	970	$ 6,619	$ 39,503
International Discovery
Shares sold	32,979	98,885	$ 709,659	$ 3,784,869
Conversion to Class K	(11,617)	(6,197)	(253,755)	(182,264)
Reinvestment of distributions	4,362	13,646	92,471	600,976
Shares redeemed	(48,188)	(110,609)	(1,022,926)	(3,914,448)
Net increase (decrease)	(22,464)	(4,275)	$ (474,551)	$ 289,133
Class K
Shares sold	5,628	215	$ 121,473	$ 6,017
Conversion from International Discovery	11,640	6,197	253,755	182,264
Reinvestment of distributions	171	-	3,616	-
Shares redeemed	(2,623)	(338)	(53,990)	(8,716)
Net increase (decrease)	14,816	6,074	$ 324,854	$ 179,565
Institutional Class
Shares sold	8,310	7,551	$ 176,304	$ 243,799
Reinvestment of distributions	41	42	875	1,852
Shares redeemed	(6,872)	(2,148)	(143,611)	(62,044)
Net increase (decrease)	1,479	5,445	$ 33,568	$ 183,607

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AID-USAN-0609
1.806663.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Discovery
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of Fidelity® International Discovery Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on redemptions of shares purchased prior to October 12, 1990, and redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.39%
Actual		$ 1,000.00	$ 958.50	$ 6.75
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.64%
Actual		$ 1,000.00	$ 957.10	$ 7.96
HypotheticalA		$ 1,000.00	$ 1,016.66	$ 8.20
Class B	2.15%
Actual		$ 1,000.00	$ 954.80	$ 10.42
HypotheticalA		$ 1,000.00	$ 1,014.13	$ 10.74
Class C	2.13%
Actual		$ 1,000.00	$ 954.50	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
International Discovery	1.14%
Actual		$ 1,000.00	$ 959.70	$ 5.54
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class K	.89%
Actual		$ 1,000.00	$ 960.90	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Institutional Class	1.09%
Actual		$ 1,000.00	$ 959.90	$ 5.30
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 22.9%
United Kingdom 20.8%
Germany 9.0%
Switzerland 8.3%
France 7.6%
United States of America 3.6%
Australia 3.4%
Netherlands 2.5%
Spain 2.4%
Other 19.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
United Kingdom 22.5%
Japan 16.0%
Switzerland 12.5%
Germany 12.1%
United States of America 6.9%
France 5.7%
Australia 5.0%
Spain 3.9%
Italy 2.0%
Other 13.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	94.3
Short-Term Investments and Net Other Assets	2.2	5.7
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.9	2.0
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.8	1.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	1.8	1.4
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.7	1.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.0
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	2.7
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	2.2
Telefonica SA (Spain, Diversified Telecommunication Services)	1.5	1.9
E.ON AG (Germany, Electric Utilities)	1.5	2.2
	16.9
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	19.8
Consumer Discretionary	14.1	6.7
Information Technology	10.2	7.3
Health Care	9.6	15.8
Energy	7.9	7.5
Industrials	7.2	5.9
Telecommunication Services	7.0	7.7
Consumer Staples	6.4	10.8
Materials	6.3	5.1
Utilities	1.9	5.5

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
Australia - 3.4%
ABB Grain Ltd. (d)	1,537,145	$ 9,746
Billabong International Ltd.	4,045,126	30,883
Commonwealth Bank of Australia	1,665,640	42,521
CSL Ltd.	952,963	23,850
Macquarie Group Ltd.	858,400	20,896
Newcrest Mining Ltd.	226,456	4,930
QBE Insurance Group Ltd.	2,479,998	39,292
Wesfarmers Ltd.	3,538,219	58,245
Woolworths Ltd.	871,468	16,931
TOTAL AUSTRALIA		247,294
Belgium - 0.9%
Anheuser-Busch InBev NV (d)	2,119,800	64,875
Bermuda - 0.3%
Aquarius Platinum Ltd. (United Kingdom) (a)	1,418,333	5,344
Huabao International Holdings Ltd.	18,440,000	13,034
TOTAL BERMUDA		18,378
Brazil - 1.4%
BM&F BOVESPA SA	3,185,694	13,110
Petroleo Brasileiro SA - Petrobras sponsored ADR	816,400	27,407
Redecard SA	2,178,500	27,444
Vivo Participacoes SA sponsored ADR	1,874,800	29,922
TOTAL BRAZIL		97,883
Canada - 2.1%
Canadian Natural Resources Ltd.	840,200	38,734
Niko Resources Ltd.	498,400	25,224
Open Text Corp. (a)(d)	784,000	25,821
Petro-Canada	474,800	14,985
Petrobank Energy & Resources Ltd. (a)	813,500	17,487
Suncor Energy, Inc.	1,124,000	28,287
TOTAL CANADA		150,538
Cayman Islands - 1.0%
Belle International Holdings Ltd.	42,872,000	32,663
China Dongxiang Group Co. Ltd.	59,994,000	29,136
Want Want China Holdings Ltd.	17,513,000	8,732
TOTAL CAYMAN ISLANDS		70,531
China - 2.4%
BYD Co. Ltd. (H Shares)	4,827,000	12,681
Changyou.com Ltd. (A Shares) ADR	29,200	898
Common Stocks - continued
	Shares	Value (000s)
China - continued
China Merchants Bank Co. Ltd. (H Shares)	9,459,000	$ 16,901
China Telecom Corp. Ltd. (H Shares)	66,250,000	32,613
Industrial & Commercial Bank of China Ltd.	31,345,000	17,832
Li Ning Co. Ltd.	8,355,000	17,098
Tencent Holdings Ltd.	3,426,200	30,283
ZTE Corp. (H Shares)	12,177,464	41,055
TOTAL CHINA		169,361
Cyprus - 0.0%
Aisi Realty Public Ltd. (a)(e)	10,023,000	805
Denmark - 1.0%
Novo Nordisk AS Series B	1,094,500	52,074
Vestas Wind Systems AS (a)	276,400	17,941
TOTAL DENMARK		70,015
Finland - 0.5%
Nokia Corp. sponsored ADR	2,333,400	32,994
France - 7.6%
Accor SA	463,700	19,615
Alstom SA	656,812	40,933
AXA SA (d)	3,118,066	52,375
BNP Paribas SA	1,702,239	89,589
Cap Gemini SA (d)	684,300	25,573
Iliad Group SA	191,840	20,144
LVMH Moet Hennessy - Louis Vuitton	272,400	20,560
Orpea (a)	560,828	22,927
PPR SA (d)	492,800	37,745
Sanofi-Aventis (d)	466,800	26,813
Schneider Electric SA (d)	393,300	29,922
Societe Generale Series A	779,120	39,809
Total SA Series B	2,104,400	105,267
Unibail-Rodamco	118,400	17,652
TOTAL FRANCE		548,924
Germany - 8.0%
Allianz AG (Reg.) (d)	410,830	37,220
Bayerische Motoren Werke AG (BMW) (d)	882,300	30,268
Daimler AG (Reg.)	999,200	35,673
Deutsche Bank AG	834,900	43,775
Deutsche Boerse AG	673,925	49,321
E.ON AG	3,151,900	105,615
Fresenius Medical Care AG & Co. KGaA (d)	1,015,900	39,498
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
GEA Group AG	2,379,000	$ 30,966
Gerresheimer AG	604,000	14,406
MAN AG	726,000	44,584
Munich Re Group (Reg.) (d)	592,500	81,018
Siemens AG (Reg.)	820,700	54,932
Wincor Nixdorf AG	183,300	9,103
TOTAL GERMANY		576,379
Greece - 0.2%
Public Power Corp. of Greece	652,245	12,570
Hong Kong - 0.8%
Cheung Kong Holdings Ltd.	3,875,000	39,973
Hang Lung Properties Ltd.	4,149,000	11,653
Techtronic Industries Co. Ltd.	6,460,000	3,820
TOTAL HONG KONG		55,446
India - 0.8%
Bharti Airtel Ltd. (a)	2,000,000	30,482
Infosys Technologies Ltd.	718,452	21,983
Titan Industries Ltd.	226,153	3,422
TOTAL INDIA		55,887
Ireland - 0.8%
CRH PLC	1,184,400	30,783
Paddy Power PLC (Ireland)	1,445,597	26,617
TOTAL IRELAND		57,400
Israel - 0.8%
Nice Systems Ltd. sponsored ADR (a)	918,700	23,528
Teva Pharmaceutical Industries Ltd. sponsored ADR	790,500	34,695
TOTAL ISRAEL		58,223
Italy - 0.5%
Fiat SpA	4,035,900	39,446
Japan - 19.3%
Asics Corp.	3,914,000	25,450
Canon Marketing Japan, Inc.	2,296,500	27,776
Canon, Inc.	1,929,350	57,752
Daiwa Securities Group, Inc.	6,962,000	36,482
Denso Corp.	1,461,500	34,557
Eisai Co. Ltd.	609,500	16,360
Fanuc Ltd.	334,300	24,130
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fast Retailing Co. Ltd.	134,400	$ 14,129
Honda Motor Co. Ltd.	1,974,500	57,881
JTEKT Corp.	1,639,200	15,814
Keyence Corp.	89,500	15,809
Misumi Group, Inc.	504,000	6,807
Mitsubishi Corp.	1,640,800	25,257
Mitsubishi UFJ Financial Group, Inc.	22,998,800	125,487
Mitsui & Co. Ltd.	2,244,000	23,807
Murata Manufacturing Co. Ltd.	528,700	21,433
NGK Insulators Ltd.	1,582,000	24,268
Nichi-iko Pharmaceutical Co. Ltd.	268,400	7,249
Nippon Building Fund, Inc.	2,590	21,048
Nippon Electric Glass Co. Ltd.	1,996,000	16,246
Nippon Steel Corp.	4,858,000	16,337
Nissan Motor Co. Ltd.	6,947,800	36,273
Nitori Co. Ltd.	95,350	5,367
Nomura Holdings, Inc.	11,214,700	67,693
NSK Ltd.	3,271,000	14,563
Omron Corp.	983,300	14,700
Point, Inc.	217,600	9,699
Promise Co. Ltd. (d)	2,724,600	36,011
Rakuten, Inc.	72,690	36,990
Ricoh Co. Ltd.	4,194,000	51,867
Sawai Pharmaceutical Co. Ltd. (d)	160,300	7,431
Seven & i Holdings Co., Ltd.	905,200	20,460
Shin-Etsu Chemical Co., Ltd.	752,400	36,578
SMC Corp.	105,900	10,391
Softbank Corp. (d)	2,491,000	39,418
Sony Corp. sponsored ADR (d)	1,189,100	30,750
Sony Financial Holdings, Inc.	7,546	23,747
Sumitomo Mitsui Financial Group, Inc.	1,711,400	59,368
THK Co. Ltd.	1,760,000	24,415
Tokio Marine Holdings, Inc.	1,642,100	43,319
Tokyo Electron Ltd.	1,263,200	57,780
Toyota Motor Corp.	3,041,600	120,413
Tsumura & Co.	507,800	13,910
USS Co. Ltd.	326,080	14,780
TOTAL JAPAN		1,390,002
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 0.6%
NHN Corp. (a)	212,392	$ 25,843
Samsung Electronics Co. Ltd.	38,010	17,607
TOTAL KOREA (SOUTH)		43,450
Luxembourg - 1.2%
ArcelorMittal SA (NY Shares) Class A (d)	1,226,100	28,911
SES SA (A Shares) FDR unit	2,524,868	44,851
Tenaris SA	945,300	11,887
TOTAL LUXEMBOURG		85,649
Mexico - 0.2%
America Movil SAB de CV Series L sponsored ADR	405,400	13,317
Netherlands - 2.5%
Akzo Nobel NV	686,300	28,694
ASML Holding NV (Netherlands)	1,536,400	32,231
Gemalto NV (a)(d)	1,074,757	33,832
James Hardie Industries NV unit	5,306,155	17,747
Koninklijke Ahold NV	2,258,600	24,739
Koninklijke KPN NV (d)	1,489,800	17,906
Royal DSM NV	899,500	27,888
TOTAL NETHERLANDS		183,037
Norway - 0.2%
Pronova BioPharma ASA (a)	4,726,590	11,855
Papua New Guinea - 0.5%
Oil Search Ltd.	8,855,875	33,033
Russia - 0.4%
OAO Gazprom sponsored ADR	1,508,300	26,697
Singapore - 0.4%
Ascendas Real Estate Investment Trust (A-REIT)	7,883,000	7,135
Singapore Exchange Ltd.	5,754,250	24,370
TOTAL SINGAPORE		31,505
South Africa - 0.9%
MTN Group Ltd.	5,254,600	68,242
Spain - 2.4%
Banco Santander SA	3,311,500	31,463
Inditex SA	416,900	17,771
Red Electrica Corporacion SA	277,900	11,628
Telefonica SA	5,833,800	110,499
TOTAL SPAIN		171,361
Common Stocks - continued
	Shares	Value (000s)
Sweden - 0.5%
H&M Hennes & Mauritz AB (B Shares)	891,750	$ 39,694
Switzerland - 8.3%
Actelion Ltd. (Reg.) (a)	1,286,795	58,611
BB BIOTECH AG	354,261	20,605
Credit Suisse Group sponsored ADR	1,452,500	55,602
Nestle SA (Reg.)	3,742,549	121,963
Nobel Biocare Holding AG (Switzerland)	1,045,000	21,298
Novartis AG (Reg.)	437,573	16,557
Partners Group Holding	255,836	22,348
Roche Holding AG (participation certificate)	879,208	110,843
Sonova Holding AG	574,683	37,176
Syngenta AG (Switzerland)	181,599	38,759
UBS AG (For. Reg.)	2,862,686	39,313
Zurich Financial Services AG (Reg.)	285,674	53,073
TOTAL SWITZERLAND		596,148
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	29,754,000	50,333
United Kingdom - 20.8%
Aberdeen Asset Management PLC (d)	21,064,600	40,834
Aegis Group PLC	7,593,391	10,162
AstraZeneca PLC (United Kingdom)	1,223,700	42,832
Autonomy Corp. PLC (a)	1,836,100	38,505
BAE Systems PLC	4,387,009	23,068
Barclays PLC	8,483,500	34,431
BG Group PLC	2,519,900	40,222
BG Group PLC sponsored ADR	207,400	16,451
BHP Billiton PLC	6,069,100	125,917
BP PLC	6,979,400	49,303
British American Tobacco PLC (United Kingdom)	1,125,478	27,133
Capita Group PLC	3,272,693	32,985
Carphone Warehouse Group PLC	5,567,300	12,187
Compass Group PLC	6,402,100	30,430
Cookson Group PLC	30,974,600	8,845
DSG INTL PLC	11,467,900	7,220
DSG International PLC (g)	10,246,400	4,546
HSBC Holdings PLC:
(Hong Kong) (Reg.)	1,281,644	8,984
(United Kingdom) (Reg.)	17,822,658	126,698
Imperial Tobacco Group PLC	1,644,800	37,514
Informa PLC	8,669,900	37,879
InterContinental Hotel Group PLC	2,118,900	20,124
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Man Group PLC	13,203,500	$ 48,785
Misys PLC	7,892,600	16,103
NEXT PLC	1,290,800	30,862
Prudential PLC	6,511,200	37,410
Reckitt Benckiser Group PLC	1,467,200	57,574
Rio Tinto PLC (Reg.)	1,879,100	76,322
Royal Bank of Scotland Group PLC	10,165,495	6,202
Royal Dutch Shell PLC Class B	5,374,259	121,577
SSL International PLC	4,962,409	34,778
Standard Chartered PLC (United Kingdom)	4,385,673	67,818
Vodafone Group PLC	73,315,735	134,702
William Morrison Supermarkets PLC	5,814,500	21,054
Wolseley PLC	2,388,864	42,828
WPP PLC	2,864,700	19,593
Xstrata PLC	769,400	6,781
TOTAL UNITED KINGDOM		1,498,659
United States of America - 1.4%
Applied Materials, Inc.	1,598,400	19,516
Cummins, Inc.	273,300	9,292
Goldman Sachs Group, Inc.	190,400	24,466
Morgan Stanley	731,400	17,290
Regal-Beloit Corp.	493,900	20,067
Visa, Inc.	187,600	12,186
TOTAL UNITED STATES OF AMERICA		102,817
TOTAL COMMON STOCKS (Cost $7,971,828)		6,672,748
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.0%
Fresenius SE (non-vtg.) (d)	1,371,100	69,954
Italy - 0.4%
Intesa Sanpaolo SpA	15,194,902	33,736
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $148,385)		103,690
Government Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.22% 5/14/09 to 5/28/09 (f) (Cost $30,146)	$ 30,150	$ 30,149
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	357,038,773	357,039
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	422,886,377	422,886
TOTAL MONEY MARKET FUNDS (Cost $779,925)		779,925
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $8,930,284)		7,586,512
NET OTHER ASSETS - (5.4)%		(391,569)
NET ASSETS - 100%		$ 7,194,943
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,759 CME NIKKEI 225 Index Contracts (Japan)	June 2009	$ 78,232	$ 13,233
2,070 TOPIX 150 Index Contracts (Japan)	June 2009	176,568	26,544
TOTAL EQUITY INDEX CONTRACTS		$ 254,800	$ 39,777

The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $22,899,000.
(g) Security or a portion of the security purchased on a delayed delivery or when issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,970
Fidelity Securities Lending Cash Central Fund	2,151
Total	$ 4,121
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 1,469	$ -	$ -	$ -	$ 805
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,586,512	$ 1,768,035	$ 5,818,477	$ -
Other Financial Instruments*	$ 39,777	$ 39,777	$ -	$ -
* Other financial instruments include Futures Contracts.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 6,158
Total Realized Gain (Loss)	(24,765)
Total Unrealized Gain (Loss)	21,068
Cost of Purchases	-
Proceeds of Sales	(2,461)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $637,482,000 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $409,948) - See accompanying schedule: Unaffiliated issuers (cost $8,143,744)	$ 6,805,782
Fidelity Central Funds (cost $779,925)	779,925
Other affiliated issuers (cost $6,615)	805
Total Investments (cost $8,930,284)		$ 7,586,512
Foreign currency held at value (cost $11,200)		11,201
Receivable for investments sold		55,780
Receivable for fund shares sold		8,725
Dividends receivable		36,861
Distributions receivable from Fidelity Central Funds		1,228
Receivable for daily variation on futures contracts		7,309
Prepaid expenses		62
Other receivables		1,176
Total assets		7,708,854

Liabilities
Payable for investments purchased
Regular delivery	$ 74,165
Delayed delivery	4,546
Payable for fund shares redeemed	5,815
Accrued management fee	4,418
Distribution fees payable	131
Other affiliated payables	1,812
Other payables and accrued expenses	138
Collateral on securities loaned, at value	422,886
Total liabilities		513,911

Net Assets		$ 7,194,943
Net Assets consist of:
Paid in capital		$ 10,870,729
Undistributed net investment income		55,513
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,426,976)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,304,323)
Net Assets		$ 7,194,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($324,030 ÷ 14,455.5 shares)	$ 22.42

Maximum offering price per share (100/94.25 of $22.42)	$ 23.79
Class T: Net Asset Value and redemption price per share ($58,741 ÷ 2,636.6 shares)	$ 22.28

Maximum offering price per share (100/96.50 of $22.28)	$ 23.09
Class B: Net Asset Value and offering price per share ($12,414 ÷ 559.3 shares)A	$ 22.20

Class C: Net Asset Value and offering price per share ($41,128 ÷ 1,849.8 shares)A	$ 22.23

International Discovery: Net Asset Value, offering price and redemption price per share ($6,104,867 ÷ 270,596.2 shares)	$ 22.56

Class K: Net Asset Value, offering price and redemption price per share ($470,471 ÷ 20,890.0 shares)	$ 22.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($183,291 ÷ 8,133.0 shares)	$ 22.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 112,334
Interest		39
Income from Fidelity Central Funds		4,121
		116,494
Less foreign taxes withheld		(8,130)
Total income		108,364

Expenses
Management fee Basic fee	$ 24,824
Performance adjustment	2,221
Transfer agent fees	10,268
Distribution fees	800
Accounting and security lending fees	830
Custodian fees and expenses	385
Independent trustees' compensation	27
Registration fees	181
Audit	61
Legal	22
Miscellaneous	69
Total expenses before reductions	39,688
Expense reductions	(1,291)	38,397
Net investment income (loss)		69,967
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,675,864)
Foreign currency transactions	(5,353)
Futures contracts	(109,695)
Total net realized gain (loss)		(1,790,912)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,265,742
Assets and liabilities in foreign currencies	(181)
Futures contracts	105,058
Total change in net unrealized appreciation (depreciation)		1,370,619
Net gain (loss)		(420,293)
Net increase (decrease) in net assets resulting from operations		$ (350,326)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,967	$ 190,750
Net realized gain (loss)	(1,790,912)	(664,568)
Change in net unrealized appreciation (depreciation)	1,370,619	(6,888,436)
Net increase (decrease) in net assets resulting from operations	(350,326)	(7,362,254)
Distributions to shareholders from net investment income	(107,705)	(129,574)
Distributions to shareholders from net realized gain	-	(528,706)
Total distributions	(107,705)	(658,280)
Share transactions - net increase (decrease)	(144,918)	1,069,130
Redemption fees	235	709
Total increase (decrease) in net assets	(602,714)	(6,950,695)

Net Assets
Beginning of period	7,797,657	14,748,352
End of period (including undistributed net investment income of $55,513 and undistributed net investment income of $120,184, respectively)	$ 7,194,943	$ 7,797,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.68	$ 47.34	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.19	.46	.44	.42	.28
Net realized and unrealized gain (loss)	(1.19)	(22.08)	11.76	7.19	2.88
Total from investment operations	(1.00)	(21.62)	12.20	7.61	3.16
Distributions from net investment income	(.26)	(.37)	(.35)	(.31)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.26)	(2.04)	(1.33)	(1.71)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.42	$ 23.68	$ 47.34	$ 36.47	$ 30.57
Total Return B,C,D	(4.15)%	(47.65)%	34.54%	26.01%	11.53%
Ratios to Average Net Assets F,I
Expenses before reductions	1.39% A	1.32%	1.25%	1.27%	1.42% A
Expenses net of fee waivers, if any	1.39% A	1.32%	1.25%	1.27%	1.42% A
Expenses net of all reductions	1.36% A	1.29%	1.22%	1.21%	1.36% A
Net investment income (loss)	1.78% A	1.27%	1.08%	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 324	$ 380	$ 417	$ 140	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.49	$ 47.06	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.16	.33	.29	.27	.20
Net realized and unrealized gain (loss)	(1.18)	(21.94)	11.71	7.18	2.88
Total from investment operations	(1.02)	(21.61)	12.00	7.45	3.08
Distributions from net investment income	(.19)	(.29)	(.26)	(.24)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.19)	(1.96)	(1.24)	(1.64)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.28	$ 23.49	$ 47.06	$ 36.30	$ 30.49
Total Return B,C,D	(4.29)%	(47.84)%	34.08%	25.49%	11.24%
Ratios to Average Net Assets F,I
Expenses before reductions	1.64% A	1.68%	1.63%	1.71%	1.75% A
Expenses net of fee waivers, if any	1.64% A	1.68%	1.63%	1.71%	1.75% A
Expenses net of all reductions	1.61% A	1.64%	1.60%	1.65%	1.69% A
Net investment income (loss)	1.53% A	.91%	.70%	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 59	$ 64	$ 53	$ 10	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 23.25	$ 46.70	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11	.15	.08	.08	.08
Net realized and unrealized gain (loss)	(1.16)	(21.77)	11.64	7.19	2.87
Total from investment operations	(1.05)	(21.62)	11.72	7.27	2.95
Distributions from net investment income	-	(.16)	(.16)	(.11)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	-	(1.83)	(1.14)	(1.51)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.20	$ 23.25	$ 46.70	$ 36.12	$ 30.36
Total Return B,C,D	(4.52)%	(48.11)%	33.37%	24.91%	10.76%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15% A	2.19%	2.14%	2.27%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.14%	2.25%	2.24% A
Expenses net of all reductions	2.11% A	2.15%	2.10%	2.19%	2.18% A
Net investment income (loss)	1.02% A	.40%	.19%	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 12	$ 15	$ 17	$ 4	$ 1
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected PerShare Data
Net asset value, beginning of period	$ 23.31	$ 46.82	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.11	.15	.09	.11	.13
Net realized and unrealized gain (loss)	(1.17)	(21.82)	11.66	7.19	2.87
Total from investment operations	(1.06)	(21.67)	11.75	7.30	3.00
Distributions from net investment income	(.02)	(.17)	(.14)	(.12)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.02)	(1.84)	(1.12)	(1.52)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-
Net asset value, end of period	$ 22.23	$ 23.31	$ 46.82	$ 36.19	$ 30.41
Total Return B,C,D	(4.55)%	(48.10)%	33.38%	24.97%	10.94%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13% A	2.17%	2.11%	2.16%	2.04% A
Expenses net of fee waivers, if any	2.13% A	2.17%	2.11%	2.16%	2.04% A
Expenses net of all reductions	2.09% A	2.13%	2.08%	2.11%	1.98% A
Net investment income (loss)	1.04% A	.42%	.22%	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 36	$ 28	$ 6	$ 2
Portfolio turnover rate G	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31	$ 21.87
Income from Investment Operations
Net investment income (loss) D	.22	.57	.53	.48	.37	.22
Net realized and unrealized gain (loss)	(1.20)	(22.29)	11.84	7.25	5.24	3.40
Total from investment operations	(.98)	(21.72)	12.37	7.73	5.61	3.62
Distributions from net investment income	(.34)	(.41)	(.38)	(.31)	(.15)	(.18)
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	(.12)	-
Total distributions	(.34)	(2.08)	(1.36)	(1.71)	(.27)	(.18)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 22.56	$ 23.88	$ 47.68	$ 36.67	$ 30.65	$ 25.31
Total Return B,C	(4.03)%	(47.55)%	34.85%	26.34%	22.29%	16.65%
Ratios to Average Net Assets E,G
Expenses before reductions	1.14% A	1.09%	1.04%	1.09%	1.08%	1.10%
Expenses net of fee waivers, if any	1.14% A	1.09%	1.04%	1.08%	1.07%	1.10%
Expenses net of all reductions	1.10% A	1.05%	1.00%	1.03%	1.01%	1.06%
Net investment income (loss)	2.03% A	1.51%	1.30%	1.41%	1.35%	.92%
Supplemental Data
Net assets, end of period (in millions)	$ 6,105	$ 6,999	$ 14,176	$ 8,054	$ 3,949	$ 2,193
Portfolio turnover rate F	102% A	79%	56%	56%	75%	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 40.32
Income from Investment Operations
Net investment income (loss) D	.24	.10
Net realized and unrealized gain (loss)	(1.20)	(16.52)
Total from investment operations	(.96)	(16.42)
Distributions from net investment income	(.42)	-
Total distributions	(.42)	-
Redemption fees added to paid in capital D,I	-	-
Net asset value, end of period	$ 22.52	$ 23.90
Total Return B,C	(3.91)%	(40.72)%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.93% A
Expenses net of fee waivers, if any	.89% A	.93% A
Expenses net of all reductions	.85% A	.89% A
Net investment income (loss)	2.29% A	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 470	$ 145
Portfolio turnover rate F	102% A	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 23.91	$ 47.73	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.22	.53	.55	.51	.38
Net realized and unrealized gain (loss)	(1.20)	(22.24)	11.85	7.25	2.89
Total from investment operations	(.98)	(21.71)	12.40	7.76	3.27
Distributions from net investment income	(.39)	(.44)	(.40)	(.33)	-
Distributions from net realized gain	-	(1.67)	(.98)	(1.40)	-
Total distributions	(.39)	(2.11)	(1.38)	(1.73)	-
Redemption fees added to paid in capital D,I	-	-	-	-	-
Net asset value, end of period	$ 22.54	$ 23.91	$ 47.73	$ 36.71	$ 30.68
Total Return B,C	(4.01)%	(47.51)%	34.93%	26.45%	11.93%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A	1.05%	.97%	1.00%	.97% A
Expenses net of fee waivers, if any	1.09% A	1.05%	.97%	1.00%	.97% A
Expenses net of all reductions	1.05% A	1.01%	.94%	.95%	.90% A
Net investment income (loss)	2.08% A	1.54%	1.36%	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 183	$ 159	$ 58	$ 28	$ 10
Portfolio turnover rate F	102% A	79%	56%	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, Class K and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between International Discovery and Class K to eligible shareholders of International Discovery. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 557,250
Unrealized depreciation	(2,047,590)
Net unrealized appreciation (depreciation)	$ (1,490,340)
Cost for federal income tax purposes	$ 9,076,852

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,377,441 and $3,375,638, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 400	$ 32
Class T	.25%	.25%	144	-
Class B	.75%	.25%	64	48
Class C	.75%	.25%	192	42
International Discovery	-%	-%	-	-
Class K	-%	-%	-	-
			$ 800	$ 122

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33
Class T	7
Class B*	19
Class C*	5
$ 64

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 507.32
Class T	91.32
Class B	20.32
Class C	58.30
International Discovery	9,267.31
Class K	101.06
Institutional Class	224.26
	$ 10,268

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,151.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $6,500. The weighted average interest rate was .42%. The interest expense amounted to two hundred and thirty dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,285 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $6.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008 A
From net investment income
Class A	$ 3,982	$ 3,599
Class T	533	387
Class B	-	67
Class C	30	123
International Discovery	96,783	124,823
Class K	3,616	-
Institutional Class	2,761	575
Total	$ 107,705	$ 129,574
From net realized gain
Class A	$ -	$ 16,423
Class T	-	2,244
Class B	-	719
Class C	-	1,185
International Discovery	-	505,958
Institutional Class	-	2,177
Total	$ -	$ 528,706

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class A
Shares sold	2,883	13,337	$ 62,183	$ 505,828
Reinvestment of distributions	132	252	2,786	11,025
Shares redeemed	(4,591)	(6,361)	(97,487)	(213,706)
Net increase (decrease)	(1,576)	7,228	$ (32,518)	$ 303,147

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008 A	Six months ended April 30, 2009	Year ended October 31, 2008 A
Class T
Shares sold	697	2,322	$ 14,854	$ 87,236
Reinvestment of distributions	24	59	507	2,571
Shares redeemed	(796)	(800)	(16,573)	(27,654)
Net increase (decrease)	(75)	1,581	$ (1,212)	$ 62,153
Class B
Shares sold	68	487	$ 1,474	$ 18,856
Reinvestment of distributions	-	17	-	721
Shares redeemed	(153)	(228)	(3,152)	(7,554)
Net increase (decrease)	(85)	276	$ (1,678)	$ 12,023
Class C
Shares sold	758	1,350	$ 16,220	$ 51,762
Reinvestment of distributions	1	25	26	1,076
Shares redeemed	(471)	(405)	(9,627)	(13,335)
Net increase (decrease)	288	970	$ 6,619	$ 39,503
International Discovery
Shares sold	32,979	98,885	$ 709,659	$ 3,784,869
Conversion to Class K	(11,617)	(6,197)	(253,755)	(182,264)
Reinvestment of distributions	4,362	13,646	92,471	600,976
Shares redeemed	(48,188)	(110,609)	(1,022,926)	(3,914,448)
Net increase (decrease)	(22,464)	(4,275)	$ (474,551)	$ 289,133
Class K
Shares sold	5,628	215	$ 121,473	$ 6,017
Conversion from International Discovery	11,640	6,197	253,755	182,264
Reinvestment of distributions	171	-	3,616	-
Shares redeemed	(2,623)	(338)	(53,990)	(8,716)
Net increase (decrease)	14,816	6,074	$ 324,854	$ 179,565
Institutional Class
Shares sold	8,310	7,551	$ 176,304	$ 243,799
Reinvestment of distributions	41	42	875	1,852
Shares redeemed	(6,872)	(2,148)	(143,611)	(62,044)
Net increase (decrease)	1,479	5,445	$ 33,568	$ 183,607

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AIDI-USAN-0609
1.806664.104

Fidelity®
Total International Equity Fund
and
Fidelity
International Growth Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Fidelity Total International Equity Fund
	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements
Fidelity International Growth Fund
	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Total International Equity Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,001.90	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,001.00	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 998.70	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 997.70	$ 11.14
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Total International Equity	1.25%
Actual		$ 1,000.00	$ 1,003.10	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,003.10	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total International Equity Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 15.6%
United Kingdom 15.1%
Switzerland 8.0%
Germany 7.0%
United States of America 6.2%
France 6.0%
Brazil 3.3%
South Africa 3.2%
Canada 2.8%
Other 32.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 14.1%
United Kingdom 13.8%
Switzerland 11.0%
Germany 8.7%
France 7.2%
United States of America 6.9%
Australia 3.6%
Spain 3.1%
Italy 2.4%
Other 29.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	98.4
Short-Term Investments and Net Other Assets	1.5	1.6
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	3.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.4
E.ON AG (Germany, Electric Utilities)	1.7	2.8
Toyota Motor Corp. (Japan, Automobiles)	1.6	1.7
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.6	1.9
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.4	1.4
Royal Dutch Shell PLC Class A (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.1
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.4	0.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commerical Banks)	1.3	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.1
	15.7
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	22.9
Consumer Discretionary	9.9	6.6
Energy	10.0	10.1
Industrials	10.1	8.5
Materials	9.7	7.0
Consumer Staples	8.4	12.9
Health Care	7.7	9.8
Telecommunication Services	7.6	6.7
Information Technology	6.9	7.9
Utilities	4.5	6.0

Semiannual Report

Fidelity Total International Equity Fund

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.6%
AMP Ltd.	35,175	$ 132,738
CSL Ltd.	7,084	177,290
Macquarie Airports unit	41,945	55,202
Macquarie Group Ltd.	3,378	82,232
Macquarie Infrastructure Group unit	58,602	57,523
QBE Insurance Group Ltd.	5,911	93,651
Sino Gold Mining Ltd. (a)	3,917	15,522
Wesfarmers Ltd.	1,901	31,293
Woolworths Ltd.	10,536	204,695
TOTAL AUSTRALIA		850,146
Austria - 0.1%
Andritz AG	240	8,157
Erste Bank AG	600	12,516
TOTAL AUSTRIA		20,673
Belgium - 1.2%
Anheuser-Busch InBev NV	10,680	326,852
Anheuser-Busch InBev NV (strip VVPR) (a)	6,080	16
Umicore SA	3,100	60,739
TOTAL BELGIUM		387,607
Bermuda - 1.3%
Aquarius Platinum Ltd. (a)	581	2,154
Aquarius Platinum Ltd. (Australia)	5,231	19,398
China Sports International Ltd.	44,000	3,121
Credicorp Ltd. (NY Shares)	300	15,006
Lazard Ltd. Class A	2,000	54,600
Orient Overseas International Ltd.	4,500	12,890
Ports Design Ltd.	86,000	130,596
Seadrill Ltd.	15,700	167,537
TOTAL BERMUDA		405,302
Brazil - 3.3%
B2W Companhia Global Do Varejo	500	7,945
Banco ABC Brasil SA	2,800	8,962
Banco Bradesco SA:
(PN)	5,000	62,187
(PN) sponsored ADR	800	9,824
BM&F BOVESPA SA	20,800	85,599
Braskem SA Class A sponsored ADR	500	2,835
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	600	9,030
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,300	$ 24,076
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	8,400	115,332
sponsored ADR	4,500	74,295
GVT Holding SA (a)	1,700	22,481
Iguatemi Empresa de Shopping Centers SA	1,700	12,842
Itau Unibanco Banco Multiplo SA ADR	6,470	88,833
Localiza Rent a Car SA	1,700	8,815
Log-in Logistica Intermodal SA	5,500	18,485
MRV Engenharia e Participacoes SA	7,600	75,446
Natura Cosmeticos SA	1,420	16,882
Net Servicos de Comunicacao SA sponsored ADR	2,900	23,606
OGX Petroleo e Gas Participacoes SA	100	42,022
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,600	97,128
sponsored ADR	6,700	224,919
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,200	18,660
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,500	21,850
TOTAL BRAZIL		1,072,054
Canada - 2.8%
Addax Petroleum, Inc.	500	13,761
Agnico-Eagle Mines Ltd. (Canada)	2,360	104,329
Cameco Corp.	2,200	50,517
Canadian Natural Resources Ltd.	1,700	78,372
Eldorado Gold Corp. (a)	1,200	9,534
Fairfax Financial Holdings Ltd.	300	79,346
First Quantum Minerals Ltd.	1,200	46,411
ING Canada, Inc.	800	23,170
Niko Resources Ltd.	1,190	60,226
Petrobank Energy & Resources Ltd. (a)	9,600	206,361
Potash Corp. of Saskatchewan, Inc.	300	25,770
Power Corp. of Canada (sub. vtg.)	2,400	44,872
Sino-Forest Corp. (a)	1,600	13,999
Suncor Energy, Inc.	2,600	65,433
Toronto-Dominion Bank	2,300	90,786
TOTAL CANADA		912,887
Cayman Islands - 0.8%
Bosideng International Holdings Ltd.	26,000	2,101
Chaoda Modern Agriculture (Holdings) Ltd.	168,216	95,118
China Dongxiang Group Co. Ltd.	15,000	7,285
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Infrastructure Machinery Holdings Ltd.	24,000	$ 18,082
CNinsure, Inc. ADR (a)	500	3,810
Foxconn International Holdings Ltd. (a)	23,000	14,174
Himax Technologies, Inc. sponsored ADR	3,800	10,298
Integra Group Holdings unit (a)	5,700	9,574
Stella International Holdings Ltd.	14,000	18,550
Subsea 7, Inc. (a)	3,500	26,160
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	900	13,437
Xinao Gas Holdings Ltd.	12,000	16,403
Yingli Green Energy Holding Co. Ltd. ADR (a)	2,300	16,054
TOTAL CAYMAN ISLANDS		251,046
China - 2.0%
Baidu.com, Inc. sponsored ADR (a)	100	23,290
China BlueChemical Ltd. (H shares)	15,000	7,957
China Communications Construction Co. Ltd. (H Shares)	23,000	27,280
China Construction Bank Corp. (H Shares)	141,000	81,402
China Gas Holdings Ltd.	104,000	19,073
China Merchants Bank Co. Ltd. (H Shares)	46,000	82,189
China National Materials Co. Ltd. (a)	16,000	12,163
China Nepstar Chain Drugstore Ltd. ADR	800	4,032
China Shenhua Energy Co. Ltd. (H Shares)	12,000	33,178
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	29,000	13,010
China Yurun Food Group Ltd.	16,000	18,950
China Zaino International Ltd.	10,000	1,756
Golden Eagle Retail Group Ltd. (H Shares)	16,000	12,915
Industrial & Commercial Bank of China Ltd.	197,000	112,070
Li Ning Co. Ltd.	9,500	19,441
Nine Dragons Paper (Holdings) Ltd.	97,000	43,904
Parkson Retail Group Ltd.	11,000	13,815
PICC Property & Casualty Co. Ltd. (H Shares) (a)	20,000	11,289
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	9,000	55,597
Tencent Holdings Ltd.	2,800	24,748
ZTE Corp. (H Shares)	6,240	21,037
TOTAL CHINA		639,096
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	1,000	489
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	850	35,090
Denmark - 0.7%
Novo Nordisk AS Series B sponsored ADR	2,400	114,024
Common Stocks - continued
	Shares	Value
Denmark - continued
Vestas Wind Systems AS (a)	1,100	$ 71,399
Vestas Wind Systems AS (a)(f)	500	32,992
TOTAL DENMARK		218,415
Egypt - 0.1%
Eastern Tobacco Co.	390	10,730
Orascom Construction Industries SAE	480	13,724
Telecom Egypt SAE	4,500	12,668
TOTAL EGYPT		37,122
Finland - 1.0%
Nokia Corp. sponsored ADR (d)	13,500	190,890
Nokian Tyres PLC	4,802	75,813
Outotec Oyj	1,900	40,284
Poyry Oyj	512	6,361
TOTAL FINLAND		313,348
France - 6.0%
Alstom SA	188	11,716
Audika SA	3,250	78,424
AXA SA sponsored ADR	20,200	347,036
BNP Paribas SA	5,000	263,149
Compagnie de St. Gobain	1,670	59,896
Danone	1,036	49,266
Delachaux SA	791	43,942
GDF Suez (d)	6,181	220,524
Laurent-Perrier Group	410	24,045
Pernod Ricard SA	409	24,152
Pernod Ricard SA rights 4/29/09 (a)	409	1,746
Remy Cointreau SA	1,171	38,592
Saft Groupe SA	580	17,747
Societe Generale Series A	2,200	112,409
Total SA:
Series B	6,600	330,149
sponsored ADR	3,600	178,992
Unibail-Rodamco	1,000	149,086
TOTAL FRANCE		1,950,871
Georgia - 0.1%
Bank of Georgia unit (a)	5,300	21,200
Germany - 7.0%
Allianz AG sponsored ADR	32,300	292,638
Common Stocks - continued
	Shares	Value
Germany - continued
BASF AG	1,600	$ 59,740
Bayer AG	1,900	93,388
Bilfinger Berger AG	250	11,755
Daimler AG	9,600	342,720
Deutsche Bank AG	1,100	57,674
DIC Asset AG	1,200	9,457
E.ON AG	16,500	552,887
GEA Group AG	1,400	18,223
GFK AG	2,100	48,741
Linde AG	800	63,075
Metro AG	800	33,665
Munich Re Group (Reg.)	2,900	396,542
Siemens AG sponsored ADR	2,700	180,711
Software AG (Bearer)	610	37,723
Vossloh AG	560	57,092
TOTAL GERMANY		2,256,031
Greece - 0.4%
Public Power Corp. of Greece	4,600	88,649
Terna Energy SA	8,549	50,953
TOTAL GREECE		139,602
Hong Kong - 2.3%
China Mobile (Hong Kong) Ltd.	9,500	82,035
China Mobile (Hong Kong) Ltd. sponsored ADR	700	30,212
China Overseas Land & Investment Ltd.	65,564	114,194
China Resources Power Holdings Co. Ltd.	6,000	13,445
CNOOC Ltd.	25,000	27,908
CNOOC Ltd. sponsored ADR	460	51,221
CNPC (Hong Kong) Ltd.	30,000	14,885
Hong Kong Exchange & Clearing Ltd.	12,900	148,587
Shanghai Industrial Holdings Ltd. (H Shares)	7,000	23,850
Swire Pacific Ltd. (A Shares)	31,500	246,232
TOTAL HONG KONG		752,569
Hungary - 0.0%
OTP Bank Ltd. (a)	1,100	14,384
India - 1.7%
Bank of Baroda	1,000	6,611
Bharat Heavy Electricals Ltd.	796	26,679
Bharti Airtel Ltd. (a)	16,278	248,092
Educomp Solutions Ltd.	200	10,050
Common Stocks - continued
	Shares	Value
India - continued
Godrej Consumer Products Ltd.	6,000	$ 16,930
Housing Development Finance Corp. Ltd.	800	27,980
Infosys Technologies Ltd.	530	16,217
Infosys Technologies Ltd. sponsored ADR	900	27,729
IVRCL Infrastructures & Projects Ltd.	7,100	22,916
Jain Irrigation Systems Ltd.	2,280	23,081
Pantaloon Retail India Ltd.	5,418	20,809
Pantaloon Retail India Ltd. Class B	341	839
Piramal Healthcare Ltd.	5,000	23,396
Reliance Industries Ltd. GDR (Reg. S) (e)	424	32,309
Rural Electrification Corp. Ltd.	130	272
Satyam Computer Services Ltd. sponsored ADR	100	180
Suzlon Energy Ltd.	20,812	26,865
Tata Power Co. Ltd.	1,000	18,159
Union Bank of India	2,000	6,653
TOTAL INDIA		555,767
Indonesia - 0.4%
PT Bank Central Asia Tbk	105,500	33,264
PT Bank Rakyat Indonesia Tbk	89,500	48,857
PT Perusahaan Gas Negara Tbk Series B	102,000	24,960
PT Telkomunikasi Indonesia Tbk Series B	35,000	25,859
TOTAL INDONESIA		132,940
Ireland - 0.8%
CRH PLC	485	12,605
CRH PLC sponsored ADR	9,100	234,052
Dragon Oil PLC (a)	5,000	18,996
Kerry Group PLC Class A	400	8,196
TOTAL IRELAND		273,849
Israel - 0.8%
Cellcom Israel Ltd.	700	15,253
Israel Chemicals Ltd.	3,000	25,228
Mellanox Technologies Ltd. (a)	800	8,160
Mizrahi Tefahot Bank Ltd.	1,500	8,379
Nice Systems Ltd. sponsored ADR (a)	400	10,244
Partner Communications Co. Ltd. ADR	5,500	89,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,100	92,169
TOTAL ISRAEL		248,808
Italy - 2.2%
Azimut Holdings SpA	8,800	61,479
Common Stocks - continued
	Shares	Value
Italy - continued
ENI SpA sponsored ADR	4,000	$ 170,760
Finmeccanica SpA	6,500	91,542
UniCredit SpA	160,700	391,197
TOTAL ITALY		714,978
Japan - 15.6%
Alpen Co. Ltd.	100	1,652
Autobacs Seven Co. Ltd.	2,600	71,092
Daikoku Denki Co. Ltd.	500	5,751
Denso Corp.	9,600	226,991
East Japan Railway Co.	3,800	214,182
Eisai Co. Ltd.	1,000	26,842
Fanuc Ltd.	1,100	79,399
FCC Co. Ltd.	600	7,604
Glory Ltd.	400	7,342
Japan Retail Fund Investment Corp.	7	24,486
JSR Corp.	3,000	36,562
Kamigumi Co. Ltd.	1,000	6,425
Kansai Electric Power Co., Inc.	4,300	87,584
Keyence Corp.	310	54,759
Kobayashi Pharmaceutical Co. Ltd.	3,100	100,861
Konica Minolta Holdings, Inc.	9,000	74,364
Miraca Holdings, Inc.	6,200	126,574
Mitsubishi Estate Co. Ltd.	2,000	26,149
Mitsubishi UFJ Financial Group, Inc.	38,200	208,429
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	38,880	210,730
Mitsui & Co. Ltd.	38,100	404,212
Nagaileben Co. Ltd.	2,100	37,334
NGK Insulators Ltd.	6,200	95,109
Nihon Parkerizing Co. Ltd.	1,000	8,339
Nintendo Co. Ltd.	200	53,840
Nippon Electric Glass Co. Ltd.	3,000	24,419
Nippon Seiki Co. Ltd.	8,000	72,175
Nippon Thompson Co. Ltd.	16,000	69,192
Nitta Corp.	200	2,299
Obic Co. Ltd.	450	61,104
Ohashi Technica, Inc.	300	1,858
ORIX Corp.	890	41,692
Osaka Gas Co. Ltd.	83,000	263,088
Osaka Securities Exchange Co. Ltd.	25	79,422
OSG Corp.	1,200	7,557
Ozeki Co. Ltd.	4,200	104,594
Common Stocks - continued
	Shares	Value
Japan - continued
Pal Co. Ltd.	250	$ 3,827
Promise Co. Ltd.	13,250	175,127
SAZABY, Inc.	300	3,206
Seven & i Holdings Co., Ltd.	1,500	33,904
SHIMANO, Inc.	200	5,918
Shin-Etsu Chemical Co., Ltd.	2,100	102,092
Shiseido Co. Ltd.	4,000	70,244
SHO-BOND Holdings Co. Ltd.	600	10,790
Sony Financial Holdings, Inc.	43	135,322
Sparx Group Co. Ltd.	40	5,246
Sumitomo Corp.	9,600	83,585
Sumitomo Metal Industries Ltd.	30,000	70,294
Sumitomo Mitsui Financial Group, Inc.	5,600	194,264
The Nippon Synthetic Chemical Industry Co. Ltd.	16,000	55,785
THK Co. Ltd.	700	9,711
Toho Holdings Co. Ltd.	800	7,741
Tokuyama Corp.	13,000	77,541
Tokyo Gas Co. Ltd.	20,000	75,843
Toyota Motor Corp.	13,100	518,613
Tsumura & Co.	3,900	106,832
Tsutsumi Jewelry Co. Ltd.	500	8,212
USS Co. Ltd.	3,190	144,595
Xebio Co. Ltd.	4,900	75,307
Yamada Denki Co. Ltd.	3,080	141,905
Yamato Kogyo Co. Ltd.	200	4,544
TOTAL JAPAN		5,044,460
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	13,500	49,950
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	23,088
TOTAL KAZAKHSTAN		73,038
Korea (South) - 1.4%
GS Engineering & Construction Corp.	374	19,724
Hana Financial Group, Inc.	1,710	29,570
Hyundai Industrial Development & Construction Co.	876	27,418
Hyunjin Materials Co. Ltd.	988	29,880
KT&G Corp.	306	16,904
MegaStudy Co. Ltd.	100	16,980
NHN Corp. (a)	829	100,868
POSCO sponsored ADR	700	53,879
Samsung Electronics Co. Ltd.	198	91,718
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	549	$ 13,635
Shinhan Financial Group Co. Ltd. sponsored ADR	800	39,480
TOTAL KOREA (SOUTH)		440,056
Luxembourg - 0.3%
ArcelorMittal SA:
(Netherlands)	1,600	37,469
(NY Shares) Class A	2,300	54,234
Evraz Group SA GDR	1,000	13,150
TOTAL LUXEMBOURG		104,853
Malaysia - 0.0%
DiGi.com Bhd	2,400	15,034
Mexico - 1.7%
America Movil SAB de CV Series L sponsored ADR	8,350	274,298
Cemex SA de CV sponsored ADR	5,800	43,384
Fomento Economico Mexicano SAB de CV sponsored ADR	2,600	73,606
Grupo Televisa SA de CV (CPO) sponsored ADR	1,700	26,316
Telmex Internacional SAB de CV Series L ADR	1,300	13,494
Wal-Mart de Mexico SA de CV Series V	45,200	123,268
TOTAL MEXICO		554,366
Netherlands - 1.7%
Aalberts Industries NV	800	6,106
ASML Holding NV (NY Shares)	10,150	214,673
Gemalto NV (a)	2,300	72,402
Heineken NV (Bearer)	1,000	29,708
James Hardie Industries NV sponsored ADR	400	6,524
Koninklijke KPN NV	12,300	147,835
QIAGEN NV (a)	4,100	67,568
TOTAL NETHERLANDS		544,816
Norway - 0.9%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	6,000	5,068
DnB Nor ASA	20,400	126,955
Orkla ASA (A Shares)	17,000	121,686
Petroleum Geo-Services ASA (a)	6,800	32,892
TOTAL NORWAY		286,601
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR (a)	3,750	$ 80,250
Oil Search Ltd.	12,335	46,010
TOTAL PAPUA NEW GUINEA		126,260
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	800	16,928
Philippines - 0.4%
Jollibee Food Corp.	55,200	52,790
Philippine Long Distance Telephone Co.	300	13,628
Philippine Long Distance Telephone Co. sponsored ADR	1,600	73,392
TOTAL PHILIPPINES		139,810
Russia - 0.7%
Bank St. Petersburg OJSC	700	598
Lukoil Oil Co. sponsored ADR	1,300	57,356
OAO Gazprom sponsored ADR	3,780	66,906
OJSC MMC Norilsk Nickel sponsored ADR	3,000	24,750
OJSC Oil Company Rosneft GDR (Reg. S)	6,400	33,017
Sberbank (Savings Bank of the Russian Federation) GDR	190	26,693
TOTAL RUSSIA		209,320
Singapore - 1.1%
DBS Group Holdings Ltd.	27,000	173,252
Keppel Land Ltd.	27,000	31,368
Singapore Exchange Ltd.	27,000	114,347
Wing Tai Holdings Ltd.	51,000	30,314
TOTAL SINGAPORE		349,281
South Africa - 3.2%
Absa Group Ltd.	1,473	16,993
African Bank Investments Ltd.	2,600	8,241
African Rainbow Minerals Ltd.	13,463	181,945
AngloGold Ashanti Ltd. sponsored ADR	800	24,640
Aspen Pharmacare Holdings Ltd.	2,100	10,659
Exxaro Resources Ltd.	2,300	16,867
FirstRand Ltd.	16,900	25,822
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,900	17,708
Impala Platinum Holdings Ltd.	6,900	131,878
Imperial Holdings Ltd.	1,489	9,543
JSE Ltd.	9,800	60,165
Lewis Group Ltd.	1,600	7,902
Mr. Price Group Ltd.	26,600	81,445
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	26,303	$ 341,598
Mvelaphanda Resources Ltd. (a)	3,422	12,434
Naspers Ltd. Class N	900	18,346
New Clicks Holdings Ltd.	4,600	8,873
Sasol Ltd. sponsored ADR	900	27,099
Shoprite Holdings Ltd.	2,700	16,180
TOTAL SOUTH AFRICA		1,018,338
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	3,759	40,672
Banco Santander SA	4,300	40,854
Grifols SA	6,549	114,890
Inditex SA	1,900	80,990
Prosegur Comp Securidad SA (Reg.)	2,291	65,407
Telefonica SA sponsored ADR	8,140	458,201
TOTAL SPAIN		801,014
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	2,900	129,086
Swedish Match Co.	4,500	64,205
Telefonaktiebolaget LM Ericsson (B Shares)	4,800	40,764
TOTAL SWEDEN		234,055
Switzerland - 8.0%
ABB Ltd. sponsored ADR	6,200	88,164
Actelion Ltd. (Reg.) (a)	2,085	94,967
Bank Sarasin & Co. Ltd. Series B (Reg.)	4,815	114,750
Credit Suisse Group sponsored ADR	1,800	68,904
EFG International	7,440	89,987
Nestle SA (Reg.)	17,283	563,221
Novartis AG sponsored ADR	4,700	178,177
Roche Holding AG (participation certificate)	5,978	753,639
Sonova Holding AG	3,341	216,128
Transocean Ltd. (a)	2,220	149,806
Zurich Financial Services AG (Reg.)	1,397	259,537
TOTAL SWITZERLAND		2,577,280
Taiwan - 0.8%
Acer, Inc.	5,000	9,553
Asia Cement Corp.	20,000	20,586
Hon Hai Precision Industry Co. Ltd. (Foxconn)	39,100	112,844
HTC Corp.	2,600	35,196
Innolux Display Corp.	31,900	35,167
Common Stocks - continued
	Shares	Value
Taiwan - continued
Powertech Technology, Inc.	5,500	$ 11,454
Taiwan Mobile Co. Ltd.	10,000	15,785
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	11,842
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000	10,570
TOTAL TAIWAN		262,997
Thailand - 0.2%
PTT Exploration & Production PCL (For. Reg.)	7,100	20,826
Siam Commercial Bank PCL (For. Reg.)	28,100	47,981
TOTAL THAILAND		68,807
Turkey - 0.7%
Anadolu Efes Biracilik ve Malt Sanyii AS	15,330	109,209
Asya Katilim Bankasi AS	12,200	11,664
Coca-Cola Icecek AS	3,350	15,805
Enka Insaat ve Sanayi AS	4,450	19,049
Tupras-Turkiye Petrol Rafinerileri AS	3,500	34,995
Turkiye Garanti Bankasi AS (a)	12,200	25,616
TOTAL TURKEY		216,338
United Kingdom - 15.1%
Aberdeen Asset Management PLC	28,700	55,636
Aegis Group PLC	32,400	43,359
Anglo American PLC (United Kingdom)	2,942	63,283
AstraZeneca PLC (United Kingdom)	2,000	70,005
Autonomy Corp. PLC (a)	4,715	98,880
Babcock International Group PLC	1,200	7,695
BAE Systems PLC	40,000	210,331
Begbies Traynor Group PLC	3,400	5,567
BG Group PLC	17,400	277,737
BHP Billiton PLC	2,300	47,719
BHP Billiton PLC ADR (d)	9,600	401,664
Bovis Homes Group PLC	11,748	79,531
BP PLC sponsored ADR	1,500	63,690
British American Tobacco PLC sponsored ADR	1,400	68,068
Cairn Energy PLC (a)	300	9,402
Cobham PLC	22,500	58,268
Derwent London PLC	600	7,388
easyJet PLC (a)	15,100	70,171
Great Portland Estates PLC	9,100	41,029
H&T Group PLC	2,700	7,750
HSBC Holdings PLC (United Kingdom) (Reg.)	12,130	86,230
Imperial Tobacco Group PLC	700	15,965
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Informa PLC	24,000	$ 104,858
InterContinental Hotel Group PLC ADR	600	5,682
Johnson Matthey PLC	4,200	74,139
Man Group PLC	62,975	232,685
Misys PLC	41,300	84,262
Persimmon PLC	15,900	88,652
Prudential PLC	29,800	171,217
Randgold Resources Ltd. sponsored ADR	300	14,520
Reckitt Benckiser Group PLC	4,900	192,278
Rio Tinto PLC:
(Reg.)	2,300	93,417
sponsored ADR	990	161,321
Royal Dutch Shell PLC:
Class A (United Kingdom)	4,800	110,467
Class A sponsored ADR	7,500	342,600
Serco Group PLC	34,600	186,602
Shaftesbury PLC	9,500	48,985
Spirax-Sarco Engineering PLC	6,384	80,404
SSL International PLC	4,000	28,033
Standard Chartered PLC:
(Hong Kong)	950	14,301
(United Kingdom)	13,700	211,850
Ted Baker PLC	12,075	65,901
Tesco PLC	24,900	123,329
Ultra Electronics Holdings PLC	900	15,774
Victrex PLC	8,018	63,335
Vodafone Group PLC	33,100	60,814
Vodafone Group PLC sponsored ADR	18,800	344,980
Wolseley PLC	2,496	44,748
WPP PLC	15,200	103,959
Xstrata PLC	1,600	14,101
TOTAL UNITED KINGDOM		4,872,582
United States of America - 4.7%
Advanced Energy Industries, Inc. (a)	9,381	79,082
Airgas, Inc.	1,080	46,570
Allergan, Inc.	1,400	65,324
Autoliv, Inc.	3,600	88,812
Berkshire Hathaway, Inc. Class B (a)	29	88,885
CTC Media, Inc. (a)	1,600	12,544
CyberSource Corp. (a)	7,800	113,958
Dril-Quip, Inc. (a)	130	4,469
Common Stocks - continued
	Shares	Value
United States of America - continued
FMC Technologies, Inc. (a)	950	$ 32,519
Freeport-McMoRan Copper & Gold, Inc. Class B	500	21,325
Gilead Sciences, Inc. (a)	1,000	45,800
Goldman Sachs Group, Inc.	500	64,250
Juniper Networks, Inc. (a)	3,000	64,950
Martin Marietta Materials, Inc.	600	50,418
MasterCard, Inc. Class A	300	55,035
Mohawk Industries, Inc. (a)	2,740	129,629
Philip Morris International, Inc.	1,700	61,540
Pricesmart, Inc.	7,495	133,786
Varian Semiconductor Equipment Associates, Inc. (a)	3,400	87,006
Visa, Inc.	4,360	283,226
TOTAL UNITED STATES OF AMERICA		1,529,128
TOTAL COMMON STOCKS (Cost $44,138,448)		31,689,636
Nonconvertible Preferred Stocks - 0.4%

Italy - 0.4%
Fiat SpA (Risparmio Shares)	5,300	32,000
Telecom Italia SpA (Risparmio Shares)	104,200	93,064
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $178,595)		125,064
Money Market Funds - 1.6%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $512,575)	512,575	512,575
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $385,000)	$ 385,002	$ 385,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $45,214,618)		32,712,275
NET OTHER ASSETS - (1.3)%		(432,258)
NET ASSETS - 100%		$ 32,280,017
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,309 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,992 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Vestas Wind Systems AS	4/29/09	$ 28,726
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$385,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 68,285
Barclays Capital, Inc.	10,923
Credit Suisse Securities (USA) LLC	14,188
Deutsche Bank Securities, Inc.	144,189
HSBC Securities (USA), Inc.	109,233
Mizuho Securities USA, Inc.	10,923
Societe Generale, New York Branch	27,259
$ 385,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,412
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 32,712,275	$ 12,928,396	$ 19,783,879	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 16,955
Total Realized Gain (Loss)	(71,038)
Total Unrealized Gain (Loss)	64,053
Cost of Purchases	-
Proceeds of Sales	(9,970)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $10,058,675 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $502,951 and repurchase agreements of $385,000) - See accompanying schedule: Unaffiliated issuers (cost $44,702,043)	$ 32,199,700
Fidelity Central Funds (cost $512,575)	512,575
Total Investments (cost $45,214,618)		$ 32,712,275
Foreign currency held at value (cost $84)		84
Receivable for investments sold		387,098
Receivable for fund shares sold		27,231
Dividends receivable		219,594
Distributions receivable from Fidelity Central Funds		2,465
Prepaid expenses		300
Receivable from investment adviser for expense reductions		8,364
Other receivables		1,931
Total assets		33,359,342

Liabilities
Payable to custodian bank	$ 55,082
Payable for investments purchased	411,303
Payable for fund shares redeemed	14,443
Accrued management fee	16,693
Distribution fees payable	5,297
Other affiliated payables	8,925
Other payables and accrued expenses	55,007
Collateral on securities loaned, at value	512,575
Total liabilities		1,079,325

Net Assets		$ 32,280,017
Net Assets consist of:
Paid in capital		$ 71,804,810
Undistributed net investment income		199,203
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,217,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(12,506,057)
Net Assets		$ 32,280,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,357,364 ÷ 910,388 shares)	$ 4.79

Maximum offering price per share (100/94.25 of $4.79)	$ 5.08
Class T: Net Asset Value and redemption price per share ($2,074,308 ÷ 432,783 shares)	$ 4.79

Maximum offering price per share (100/96.50 of $4.79)	$ 4.96
Class B: Net Asset Value and offering price per share ($1,972,142 ÷ 411,049 shares)A	$ 4.80

Class C: Net Asset Value and offering price per share ($2,236,713 ÷ 466,751 shares)A	$ 4.79

Total International Equity: Net Asset Value, offering price and redemption price per share ($19,625,331 ÷ 4,100,098 shares)	$ 4.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,014,159 ÷ 420,779 shares)	$ 4.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 552,764
Interest		603
Income from Fidelity Central Funds		2,412
		555,779
Less foreign taxes withheld		(53,608)
Total income		502,171

Expenses
Management fee Basic fee	$ 120,423
Performance adjustment	(14,014)
Transfer agent fees	46,749
Distribution fees	34,387
Accounting and security lending fees	8,812
Custodian fees and expenses	77,834
Independent trustees' compensation	134
Registration fees	30,797
Audit	38,794
Legal	1,006
Miscellaneous	367
Total expenses before reductions	345,289
Expense reductions	(105,181)	240,108
Net investment income (loss)		262,063
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,374,849)
Foreign currency transactions	(21,381)
Total net realized gain (loss)		(16,396,230)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,540,519
Assets and liabilities in foreign currencies	(1,214)
Total change in net unrealized appreciation (depreciation)		15,539,305
Net gain (loss)		(856,925)
Net increase (decrease) in net assets resulting from operations		$ (594,862)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 262,063	$ 857,641
Net realized gain (loss)	(16,396,230)	(10,866,711)
Change in net unrealized appreciation (depreciation)	15,539,305	(28,045,362)
Net increase (decrease) in net assets resulting from operations	(594,862)	(38,054,432)
Distributions to shareholders from net investment income	(859,670)	(15,829)
Share transactions - net increase (decrease)	(6,029,281)	77,824,722
Redemption fees	1,587	7,782
Total increase (decrease) in net assets	(7,482,226)	39,762,243

Net Assets
Beginning of period	39,762,243	-
End of period (including undistributed net investment income of $199,203 and undistributed net investment income of $796,810, respectively)	$ 32,280,017	$ 39,762,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11
Net realized and unrealized gain (loss)	(.03)	(5.21)
Total from investment operations	-	(5.10)
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.79	$ 4.90
Total Return B, C, D	.19%	(51.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A	2.00%
Expenses net of fee waivers, if any	1.50% A	1.50%
Expenses net of all reductions	1.48% A	1.48%
Net investment income (loss)	1.52% A	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,357	$ 5,944
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09
Net realized and unrealized gain (loss)	(.03)	(5.21)
Total from investment operations	-	(5.12)
Distributions from net investment income	(.09)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.79	$ 4.88
Total Return B, C, D	.10%	(51.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.34% A	2.42%
Expenses net of fee waivers, if any	1.75% A	1.75%
Expenses net of all reductions	1.73% A	1.73%
Net investment income (loss)	1.27% A	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,074	$ 2,567
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	(.03)	(5.19)
Total from investment operations	(.01)	(5.14)
Distributions from net investment income	(.05)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.80	$ 4.86
Total Return B, C, D	(.13)%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.83% A	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.23% A	2.24%
Net investment income (loss)	.77% A	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,972	$ 2,505
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	(.04)	(5.19)
Total from investment operations	(.02)	(5.14)
Distributions from net investment income	(.05)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.79	$ 4.86
Total Return B, C, D	(.23)%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.87% A	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.23% A	2.23%
Net investment income (loss)	.77% A	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,237	$ 2,787
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13
Net realized and unrealized gain (loss)	(.04)	(5.21)
Total from investment operations	-	(5.08)
Distributions from net investment income	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 4.79	$ 4.91
Total Return B, C	.31%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.87% A	1.89%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.77% A	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,625	$ 23,226
Portfolio turnover rate F	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13
Net realized and unrealized gain (loss)	(.04)	(5.21)
Total from investment operations	-	(5.08)
Distributions from net investment income	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 4.79	$ 4.91
Total Return B, C	.31%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.81% A	1.91%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.77% A	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,014	$ 2,733
Portfolio turnover rate F	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total International Equity, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,449,464
Unrealized depreciation	(14,999,655)
Net unrealized appreciation (depreciation)	$ (13,550,191)
Cost for federal income tax purposes	$ 46,262,466

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,547,794 and $23,012,899, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Total International Equity as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,276	$ 2,016
Class T	.25%	.25%	5,522	5,122
Class B	.75%	.25%	10,626	10,523
Class C	.75%	.25%	11,963	11,122
			$ 34,387	$ 28,783

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,514
Class T	175
Class B*	276
Class C*	43
$ 2,008

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,419.26
Class T	2,883.26
Class B	2,672.25
Class C	3,487.29
Total International Equity	28,700.29
Institutional Class	2,588.23
	$ 46,749

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $446 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $110 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,412.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 14,868
Class T	1.75%	6,483
Class B	2.25%	6,139
Class C	2.25%	7,403
Total International Equity	1.25%	60,235
Institutional Class	1.25%	6,225
		$ 101,353

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,828 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
From net investment income
Class A	$ 131,963	$ -
Class T	45,379	-
Class B	24,856	-
Class C	30,949	-
Total International Equity	560,888	13,264
Institutional Class	65,635	2,565
Total	$ 859,670	$ 15,829

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class A
Shares sold	241,063	1,253,571	$ 1,091,461	$ 11,409,450
Reinvestment of distributions	30,531	-	130,977	-
Shares redeemed	(575,420)	(39,357)	(2,564,493)	(262,908)
Net increase (decrease)	(303,826)	1,214,214	$ (1,342,055)	$ 11,146,542
Class T
Shares sold	20,450	536,757	$ 88,186	$ 5,311,723
Reinvestment of distributions	10,553	-	45,379	-
Shares redeemed	(123,821)	(11,156)	(552,742)	(95,096)
Net increase (decrease)	(92,818)	525,601	$ (419,177)	$ 5,216,627
Class B
Shares sold	7,984	516,780	$ 36,162	$ 5,142,958
Reinvestment of distributions	5,760	-	24,827	-
Shares redeemed	(118,291)	(1,184)	(527,935)	(8,679)
Net increase (decrease)	(104,547)	515,596	$ (466,946)	$ 5,134,279

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class C
Shares sold	35,456	576,912	$ 158,699	$ 5,653,538
Reinvestment of distributions	7,163	-	30,872	-
Shares redeemed	(149,371)	(3,409)	(661,810)	(27,077)
Net increase (decrease)	(106,752)	573,503	$ (472,239)	$ 5,626,461
Total International Equity
Shares sold	905,974	7,339,025	$ 4,093,508	$ 65,416,828
Reinvestment of distributions	124,381	1,313	533,594	12,459
Shares redeemed	(1,664,986)	(2,605,609)	(7,350,175)	(20,217,092)
Net increase (decrease)	(634,631)	4,734,729	$ (2,723,073)	$ 45,212,195
Institutional Class
Shares sold	2,987	559,428	$ 13,456	$ 5,503,211
Reinvestment of distributions	15,268	270	65,500	2,565
Shares redeemed	(154,496)	(2,678)	(684,747)	(17,158)
Net increase (decrease)	(136,241)	557,020	$ (605,791)	$ 5,488,618

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 982.60	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 982.10	$ 8.60
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 979.70	$ 11.04
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 979.70	$ 11.04
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
International Growth	1.25%
Actual		$ 1,000.00	$ 983.50	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 983.50	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity International Growth Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United Kingdom 18.3%
Japan 14.7%
Switzerland 11.5%
United States of America 10.7%
France 5.2%
Australia 3.7%
Spain 3.6%
Germany 3.5%
South Africa 3.2%
Other 25.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Switzerland 18.2%
United Kingdom 16.4%
United States of America 13.1%
Japan 10.2%
Australia 6.7%
Germany 5.9%
France 4.6%
Spain 3.8%
Netherlands 2.9%
Other 18.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.1
Short-Term Investments and Net Other Assets	0.7	0.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	4.0	7.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.1	4.8
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.1	2.1
Anheuser-Busch InBev NV (Belgium, Beverages)	2.5	0.0
Total SA Series B (France, Oil, Gas & Consumable Fuels)	2.4	0.0
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.1	1.4
Visa, Inc. (United States of America, IT Services)	2.1	2.1
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.1	1.8
Woolworths Ltd. (Australia, Food & Staples Retailing)	1.6	2.6
ASML Holding NV (NY Shares) (Netherlands, Semiconductors & Semiconductor Equipment)	1.5	1.8
	24.5
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	16.8	25.0
Financials	14.4	12.2
Health Care	11.7	17.6
Materials	11.9	7.3
Consumer Discretionary	9.2	3.6
Information Technology	8.8	10.6
Energy	8.3	2.6
Industrials	8.0	8.0
Telecommunication Services	6.7	7.1
Utilities	3.5	5.1

Semiannual Report

Fidelity International Growth Fund

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 3.7%
CSL Ltd.	8,525	$ 213,353
QBE Insurance Group Ltd.	7,461	118,208
Woolworths Ltd.	12,612	245,027
TOTAL AUSTRALIA		576,588
Belgium - 2.9%
Anheuser-Busch InBev NV (d)	12,700	388,672
Anheuser-Busch InBev NV (strip VVPR) (a)	6,400	17
Umicore SA	2,900	56,820
TOTAL BELGIUM		445,509
Bermuda - 1.4%
Lazard Ltd. Class A	2,100	57,330
Ports Design Ltd.	75,500	114,652
Seadrill Ltd.	3,800	40,550
TOTAL BERMUDA		212,532
Brazil - 2.6%
BM&F BOVESPA SA	19,500	80,249
Companhia Vale do Rio Doce sponsored ADR	5,300	87,503
Itau Unibanco Banco Multiplo SA ADR	3,800	52,174
MRV Engenharia e Participacoes SA	7,600	75,446
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,500	117,495
TOTAL BRAZIL		412,867
Canada - 2.0%
Agnico-Eagle Mines Ltd. (Canada)	2,500	110,518
Fairfax Financial Holdings Ltd.	240	63,477
Niko Resources Ltd.	1,100	55,671
Petrobank Energy & Resources Ltd. (a)	4,100	88,133
TOTAL CANADA		317,799
Denmark - 1.1%
Novo Nordisk AS Series B sponsored ADR	2,800	133,028
Vestas Wind Systems AS (a)(e)	500	32,992
TOTAL DENMARK		166,020
Finland - 1.6%
Nokia Corp. sponsored ADR	10,200	144,228
Nokian Tyres PLC	4,900	77,361
Outotec Oyj	1,600	33,923
TOTAL FINLAND		255,512
Common Stocks - continued
	Shares	Value
France - 5.2%
Alstom SA	310	$ 19,320
Audika SA	2,850	68,772
Danone (d)	1,195	56,827
Delachaux SA	709	39,386
GDF Suez (d)	5,102	182,028
Laurent-Perrier Group	447	26,215
Remy Cointreau SA	1,204	39,680
Total SA Series B	7,400	370,167
TOTAL FRANCE		802,395
Germany - 3.5%
Bayer AG	2,300	113,049
E.ON AG	3,300	110,577
Linde AG	1,000	78,844
Siemens AG sponsored ADR (d)	3,200	214,176
Vossloh AG	300	30,585
TOTAL GERMANY		547,231
Greece - 0.3%
Terna Energy SA	8,700	51,853
Hong Kong - 1.1%
Hong Kong Exchange & Clearing Ltd.	14,300	164,713
India - 1.4%
Bharti Airtel Ltd. (a)	14,427	219,881
Ireland - 0.6%
CRH PLC sponsored ADR	3,600	92,592
Israel - 0.5%
Partner Communications Co. Ltd. ADR	5,000	81,250
Italy - 0.4%
Azimut Holdings SpA	8,200	57,287
Japan - 14.7%
Autobacs Seven Co. Ltd.	2,200	60,155
Denso Corp.	6,400	151,327
East Japan Railway Co.	1,800	101,455
Fanuc Ltd.	1,400	101,053
Kansai Electric Power Co., Inc.	5,100	103,879
Keyence Corp.	420	74,189
Kobayashi Pharmaceutical Co. Ltd.	2,300	74,832
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	40,300	218,426
Nagaileben Co. Ltd.	2,000	35,556
NGK Insulators Ltd.	4,000	61,361
Common Stocks - continued
	Shares	Value
Japan - continued
Nintendo Co. Ltd.	200	$ 53,840
Nippon Seiki Co. Ltd.	8,000	72,175
Nippon Thompson Co. Ltd.	14,000	60,543
Osaka Securities Exchange Co. Ltd.	17	54,007
Ozeki Co. Ltd.	4,300	107,084
Promise Co. Ltd. (d)	7,700	101,772
Shin-Etsu Chemical Co., Ltd.	2,600	126,399
Shiseido Co. Ltd.	5,000	87,804
Sony Financial Holdings, Inc.	50	157,351
Sumitomo Mitsui Financial Group, Inc.	5,100	176,919
The Nippon Synthetic Chemical Industry Co. Ltd.	16,000	55,785
Tokyo Gas Co. Ltd.	23,000	87,220
Tsumura & Co.	3,000	82,178
USS Co. Ltd.	1,750	79,323
TOTAL JAPAN		2,284,633
Korea (South) - 0.5%
NHN Corp. (a)	595	72,396
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	2,500	58,950
Mexico - 2.2%
America Movil SAB de CV Series L sponsored ADR	3,600	118,260
Cemex SA de CV sponsored ADR	6,000	44,880
Fomento Economico Mexicano SAB de CV sponsored ADR	2,000	56,620
Wal-Mart de Mexico SA de CV Series V	42,600	116,178
TOTAL MEXICO		335,938
Netherlands - 2.4%
ASML Holding NV (NY Shares)	11,300	238,995
Koninklijke KPN NV	5,800	69,711
QIAGEN NV (a)	3,600	59,328
TOTAL NETHERLANDS		368,034
Papua New Guinea - 0.7%
Lihir Gold Ltd. sponsored ADR (a)	3,600	77,040
Oil Search Ltd.	8,155	30,418
TOTAL PAPUA NEW GUINEA		107,458
Philippines - 0.3%
Jollibee Food Corp.	53,800	51,451
Singapore - 1.0%
Keppel Land Ltd.	27,000	31,368
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	23,000	$ 97,406
Wing Tai Holdings Ltd.	54,000	32,097
TOTAL SINGAPORE		160,871
South Africa - 3.2%
African Rainbow Minerals Ltd.	12,039	162,700
JSE Ltd.	9,800	60,165
Mr. Price Group Ltd.	21,300	65,217
MTN Group Ltd.	16,700	216,883
TOTAL SOUTH AFRICA		504,965
Spain - 3.6%
Grifols SA	5,663	99,347
Inditex SA	2,200	93,778
Prosegur Comp Securidad SA (Reg.)	1,700	48,534
Telefonica SA sponsored ADR	5,700	320,853
TOTAL SPAIN		562,512
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,500	155,793
Swedish Match Co.	4,000	57,071
TOTAL SWEDEN		212,864
Switzerland - 11.5%
ABB Ltd. sponsored ADR	7,400	105,228
Actelion Ltd. (Reg.) (a)	2,180	99,294
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,268	77,882
Credit Suisse Group sponsored ADR	2,300	88,044
Nestle SA (Reg.)	18,940	617,218
Novartis AG sponsored ADR	5,700	216,087
Roche Holding AG (participation certificate)	3,830	482,852
Sonova Holding AG	1,479	95,676
TOTAL SWITZERLAND		1,782,281
Turkey - 0.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	11,800	84,062
Tupras-Turkiye Petrol Rafinerileri AS	3,500	34,995
TOTAL TURKEY		119,057
United Kingdom - 18.3%
Aberdeen Asset Management PLC	26,600	51,565
Autonomy Corp. PLC (a)	3,600	75,497
BAE Systems PLC	29,600	155,645
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	20,700	$ 330,411
BHP Billiton PLC ADR (d)	11,400	476,976
Bovis Homes Group PLC	9,300	62,959
BP PLC sponsored ADR	1,700	72,182
British American Tobacco PLC sponsored ADR	1,600	77,792
Cobham PLC	20,800	53,865
Great Portland Estates PLC	7,600	34,266
Informa PLC	8,200	35,826
Johnson Matthey PLC	4,100	72,373
Man Group PLC	14,737	54,451
Persimmon PLC	15,300	85,307
Reckitt Benckiser Group PLC	5,800	227,595
Rio Tinto PLC sponsored ADR (d)	1,150	187,393
Royal Dutch Shell PLC Class A (United Kingdom)	5,700	131,180
Serco Group PLC	30,800	166,109
Shaftesbury PLC	8,700	44,860
Spirax-Sarco Engineering PLC	3,300	41,562
Standard Chartered PLC (United Kingdom)	9,800	151,542
Ted Baker PLC	12,300	67,129
Tesco PLC	24,700	122,338
Victrex PLC	7,900	62,403
TOTAL UNITED KINGDOM		2,841,226
United States of America - 10.0%
Advanced Energy Industries, Inc. (a)	7,100	59,853
Airgas, Inc.	800	34,496
Allergan, Inc.	1,600	74,656
Autoliv, Inc.	3,400	83,878
Berkshire Hathaway, Inc. Class B (a)	42	128,730
CyberSource Corp. (a)	5,200	75,972
FMC Technologies, Inc. (a)	1,000	34,230
Gilead Sciences, Inc. (a)	1,300	59,540
Goldman Sachs Group, Inc.	700	89,950
Juniper Networks, Inc. (a)	3,700	80,105
Martin Marietta Materials, Inc.	500	42,015
MasterCard, Inc. Class A	450	82,553
Mohawk Industries, Inc. (a)	2,600	123,006
Philip Morris International, Inc.	2,000	72,400
Pricesmart, Inc.	5,505	98,264
Common Stocks - continued
	Shares	Value
United States of America - continued
Varian Semiconductor Equipment Associates, Inc. (a)	3,800	$ 97,242
Visa, Inc.	5,000	324,800
TOTAL UNITED STATES OF AMERICA		1,561,690
TOTAL COMMON STOCKS (Cost $18,131,292)		15,428,355
Money Market Funds - 9.9%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $1,529,075)	1,529,075	1,529,075
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $94,000)	$ 94,000	94,000
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $19,754,367)		17,051,430
NET OTHER ASSETS - (9.8)%		(1,517,367)
NET ASSETS - 100%		$ 15,534,063
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,992 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Vestas Wind Systems AS	4/29/09	$ 28,726
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$94,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 16,672
Barclays Capital, Inc.	2,667
Credit Suisse Securities (USA) LLC	3,464
Deutsche Bank Securities, Inc.	35,204
HSBC Securities (USA), Inc.	26,670
Mizuho Securities USA, Inc.	2,667
Societe Generale, New York Branch	6,656
$ 94,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 969
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,051,430	$ 8,121,040	$ 8,930,390	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $4,969,583 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,479,227 and repurchase agreements of $94,000) - See accompanying schedule: Unaffiliated issuers (cost $18,225,292)	$ 15,522,355
Fidelity Central Funds (cost $1,529,075)	1,529,075
Total Investments (cost $19,754,367)		$ 17,051,430
Cash		78
Receivable for investments sold		256,461
Receivable for fund shares sold		17,008
Dividends receivable		115,755
Distributions receivable from Fidelity Central Funds		1,042
Prepaid expenses		121
Receivable from investment adviser for expense reductions		12,584
Other receivables		1,128
Total assets		17,455,607

Liabilities
Payable for investments purchased	$ 274,499
Payable for fund shares redeemed	70,018
Accrued management fee	9,993
Distribution fees payable	1,379
Other affiliated payables	4,637
Other payables and accrued expenses	31,943
Collateral on securities loaned, at value	1,529,075
Total liabilities		1,921,544

Net Assets		$ 15,534,063
Net Assets consist of:
Paid in capital		$ 27,312,776
Undistributed net investment income		113,628
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,187,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,705,321)
Net Assets		$ 15,534,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($876,549 ÷ 164,975 shares)	$ 5.31

Maximum offering price per share (100/94.25 of $5.31)	$ 5.63
Class T: Net Asset Value and redemption price per share ($514,333 ÷ 96,738 shares)	$ 5.32

Maximum offering price per share (100/96.50 of $5.32)	$ 5.51
Class B: Net Asset Value and offering price per share ($510,152 ÷ 96,077 shares) A	$ 5.31

Class C: Net Asset Value and offering price per share ($686,852 ÷ 129,381 shares) A	$ 5.31

International Growth: Net Asset Value, offering price and redemption price per share ($12,535,260 ÷ 2,357,659 shares)	$ 5.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($410,917 ÷ 77,279 shares)	$ 5.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 250,329
Interest		267
Income from Fidelity Central Funds		969
		251,565
Less foreign taxes withheld		(22,983)
Total income		228,582

Expenses
Management fee Basic fee	$ 57,398
Performance adjustment	3,648
Transfer agent fees	24,593
Distribution fees	9,277
Accounting and security lending fees	4,266
Custodian fees and expenses	29,515
Independent trustees' compensation	61
Registration fees	28,442
Audit	28,476
Legal	944
Miscellaneous	137
Total expenses before reductions	186,757
Expense reductions	(79,022)	107,735
Net investment income (loss)		120,847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,700,996)
Foreign currency transactions	(15,697)
Total net realized gain (loss)		(3,716,693)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,400,058
Assets and liabilities in foreign currencies	(110)
Total change in net unrealized appreciation (depreciation)		3,399,948
Net gain (loss)		(316,745)
Net increase (decrease) in net assets resulting from operations		$ (195,898)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 Unaudited)	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 120,847	$ 200,542
Net realized gain (loss)	(3,716,693)	(5,482,459)
Change in net unrealized appreciation (depreciation)	3,399,948	(6,105,269)
Net increase (decrease) in net assets resulting from operations	(195,898)	(11,387,186)
Distributions to shareholders from net investment income	(188,551)	(7,494)
Share transactions - net increase (decrease)	859,102	26,448,569
Redemption fees	1,325	4,196
Total increase (decrease) in net assets	475,978	15,058,085

Net Assets
Beginning of period	15,058,085	-
End of period (including undistributed net investment income of $113,628 and undistributed net investment income of $181,332, respectively)	$ 15,534,063	$ 15,058,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07
Net realized and unrealized gain (loss)	(.13)	(4.61)
Total from investment operations	(.10)	(4.54)
Distributions from net investment income	(.05)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.31	$ 5.46
Total Return B, C, D	(1.74)%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.47% A	2.88%
Expenses net of fee waivers, if any	1.50% A	1.50%
Expenses net of all reductions	1.48% A	1.48%
Net investment income (loss)	1.38% A	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 877	$ 820
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05
Net realized and unrealized gain (loss)	(.13)	(4.60)
Total from investment operations	(.10)	(4.55)
Distributions from net investment income	(.03)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.32	$ 5.45
Total Return B, C, D	(1.79)%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.73% A	3.07%
Expenses net of fee waivers, if any	1.75% A	1.75%
Expenses net of all reductions	1.73% A	1.73%
Net investment income (loss)	1.13% A	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 514	$ 507
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	(.13)	(4.58)
Total from investment operations	(.11)	(4.58)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.31	$ 5.42
Total Return B, C, D	(2.03)%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.23% A	3.55%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.23% A	2.23%
Net investment income (loss)	.63% A	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 510	$ 642
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	-J
Net realized and unrealized gain (loss)	(.13)	(4.58)
Total from investment operations	(.11)	(4.58)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.31	$ 5.42
Total Return B, C, D	(2.03)%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.26% A	3.52%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.24% A	2.23%
Net investment income (loss)	.62% A	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 687	$ 684
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.09
Net realized and unrealized gain (loss)	(.14)	(4.60)
Total from investment operations	(.10)	(4.51)
Distributions from net investment income	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 5.32	$ 5.48
Total Return B, C	(1.65)%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.22% A	2.35%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.63% A	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,535	$ 11,884
Portfolio turnover rate F	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.09
Net realized and unrealized gain (loss)	(.14)	(4.60)
Total from investment operations	(.10)	(4.51)
Distributions from net investment income	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 5.32	$ 5.48
Total Return B, C	(1.65)%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.14% A	2.56%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.63% A	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 521
Portfolio turnover rate F	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 791,278
Unrealized depreciation	(4,256,262)
Net unrealized appreciation (depreciation)	$ (3,464,984)
Cost for federal income tax purposes	$ 20,516,414

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,279,249 and $11,470,037, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Growth as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,119	$ 434
Class T	.25%	.25%	1,256	902
Class B	.75%	.25%	2,792	2,536
Class C	.75%	.25%	4,110	2,081
			$ 9,277	$ 5,953

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 984
Class T	144
Class B*	97
Class C*	17
$ 1,242

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,457.33
Class T	845.34
Class B	879.32
Class C	1,314.32
International Growth	19,599.31
Institutional Class	499.22
	$ 24,593

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $379 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $969.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 4,327
Class T	1.75%	2,462
Class B	2.25%	2,726
Class C	2.25%	4,127
International Growth	1.25%	61,863
Institutional Class	1.25%	1,984
		$ 77,489

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,533 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
From net investment income
Class A	$ 7,994	$ -
Class T	2,991	-
International Growth	171,473	7,036
Institutional Class	6,093	458
Total	$ 188,551	$ 7,494

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class A
Shares sold	105,860	163,688	$ 548,174	$ 1,473,900
Reinvestment of distributions	1,620	-	7,954	-
Shares redeemed	(92,492)	(13,701)	(459,456)	(105,944)
Net increase (decrease)	14,988	149,987	$ 96,672	$ 1,367,956
Class T
Shares sold	32,574	120,600	$ 161,386	$ 1,160,207
Reinvestment of distributions	606	-	2,982	-
Shares redeemed	(29,491)	(27,551)	(150,661)	(234,209)
Net increase (decrease)	3,689	93,049	$ 13,707	$ 925,998
Class B
Shares sold	22,779	130,340	$ 115,474	$ 1,229,254
Shares redeemed	(45,115)	(11,927)	(223,808)	(88,741)
Net increase (decrease)	(22,336)	118,413	$ (108,334)	$ 1,140,513

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class C
Shares sold	122,077	147,998	$ 641,983	$ 1,363,686
Shares redeemed	(118,807)	(21,887)	(567,951)	(174,264)
Net increase (decrease)	3,270	126,111	$ 74,032	$ 1,189,422
International Growth
Shares sold	1,115,113	3,641,791	$ 5,498,952	$ 32,862,391
Reinvestment of distributions	27,149	663	133,303	6,366
Shares redeemed	(955,003)	(1,472,054)	(4,757,583)	(11,980,798)
Net increase (decrease)	187,259	2,170,400	$ 874,672	$ 20,887,959
Institutional Class
Shares sold	2,773	95,161	$ 14,160	$ 936,263
Reinvestment of distributions	1,241	48	6,093	458
Shares redeemed	(21,944)	-	(111,900)	-
Net increase (decrease)	(17,930)	95,209	$ (91,647)	$ 936,721

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IGF/TIE-USAN-0609
1.867295.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are
classes of Fidelity® International Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 982.60	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 982.10	$ 8.60
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 979.70	$ 11.04
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 979.70	$ 11.04
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
International Growth	1.25%
Actual		$ 1,000.00	$ 983.50	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 983.50	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity International Growth Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United Kingdom 18.3%
Japan 14.7%
Switzerland 11.5%
United States of America 10.7%
France 5.2%
Australia 3.7%
Spain 3.6%
Germany 3.5%
South Africa 3.2%
Other 25.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Switzerland 18.2%
United Kingdom 16.4%
United States of America 13.1%
Japan 10.2%
Australia 6.7%
Germany 5.9%
France 4.6%
Spain 3.8%
Netherlands 2.9%
Other 18.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.1
Short-Term Investments and Net Other Assets	0.7	0.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	4.0	7.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.1	4.8
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.1	2.1
Anheuser-Busch InBev NV (Belgium, Beverages)	2.5	0.0
Total SA Series B (France, Oil, Gas & Consumable Fuels)	2.4	0.0
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.1	1.4
Visa, Inc. (United States of America, IT Services)	2.1	2.1
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.1	1.8
Woolworths Ltd. (Australia, Food & Staples Retailing)	1.6	2.6
ASML Holding NV (NY Shares) (Netherlands, Semiconductors & Semiconductor Equipment)	1.5	1.8
	24.5
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	16.8	25.0
Financials	14.4	12.2
Health Care	11.7	17.6
Materials	11.9	7.3
Consumer Discretionary	9.2	3.6
Information Technology	8.8	10.6
Energy	8.3	2.6
Industrials	8.0	8.0
Telecommunication Services	6.7	7.1
Utilities	3.5	5.1

Semiannual Report

Fidelity International Growth Fund

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 3.7%
CSL Ltd.	8,525	$ 213,353
QBE Insurance Group Ltd.	7,461	118,208
Woolworths Ltd.	12,612	245,027
TOTAL AUSTRALIA		576,588
Belgium - 2.9%
Anheuser-Busch InBev NV (d)	12,700	388,672
Anheuser-Busch InBev NV (strip VVPR) (a)	6,400	17
Umicore SA	2,900	56,820
TOTAL BELGIUM		445,509
Bermuda - 1.4%
Lazard Ltd. Class A	2,100	57,330
Ports Design Ltd.	75,500	114,652
Seadrill Ltd.	3,800	40,550
TOTAL BERMUDA		212,532
Brazil - 2.6%
BM&F BOVESPA SA	19,500	80,249
Companhia Vale do Rio Doce sponsored ADR	5,300	87,503
Itau Unibanco Banco Multiplo SA ADR	3,800	52,174
MRV Engenharia e Participacoes SA	7,600	75,446
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,500	117,495
TOTAL BRAZIL		412,867
Canada - 2.0%
Agnico-Eagle Mines Ltd. (Canada)	2,500	110,518
Fairfax Financial Holdings Ltd.	240	63,477
Niko Resources Ltd.	1,100	55,671
Petrobank Energy & Resources Ltd. (a)	4,100	88,133
TOTAL CANADA		317,799
Denmark - 1.1%
Novo Nordisk AS Series B sponsored ADR	2,800	133,028
Vestas Wind Systems AS (a)(e)	500	32,992
TOTAL DENMARK		166,020
Finland - 1.6%
Nokia Corp. sponsored ADR	10,200	144,228
Nokian Tyres PLC	4,900	77,361
Outotec Oyj	1,600	33,923
TOTAL FINLAND		255,512
Common Stocks - continued
	Shares	Value
France - 5.2%
Alstom SA	310	$ 19,320
Audika SA	2,850	68,772
Danone (d)	1,195	56,827
Delachaux SA	709	39,386
GDF Suez (d)	5,102	182,028
Laurent-Perrier Group	447	26,215
Remy Cointreau SA	1,204	39,680
Total SA Series B	7,400	370,167
TOTAL FRANCE		802,395
Germany - 3.5%
Bayer AG	2,300	113,049
E.ON AG	3,300	110,577
Linde AG	1,000	78,844
Siemens AG sponsored ADR (d)	3,200	214,176
Vossloh AG	300	30,585
TOTAL GERMANY		547,231
Greece - 0.3%
Terna Energy SA	8,700	51,853
Hong Kong - 1.1%
Hong Kong Exchange & Clearing Ltd.	14,300	164,713
India - 1.4%
Bharti Airtel Ltd. (a)	14,427	219,881
Ireland - 0.6%
CRH PLC sponsored ADR	3,600	92,592
Israel - 0.5%
Partner Communications Co. Ltd. ADR	5,000	81,250
Italy - 0.4%
Azimut Holdings SpA	8,200	57,287
Japan - 14.7%
Autobacs Seven Co. Ltd.	2,200	60,155
Denso Corp.	6,400	151,327
East Japan Railway Co.	1,800	101,455
Fanuc Ltd.	1,400	101,053
Kansai Electric Power Co., Inc.	5,100	103,879
Keyence Corp.	420	74,189
Kobayashi Pharmaceutical Co. Ltd.	2,300	74,832
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	40,300	218,426
Nagaileben Co. Ltd.	2,000	35,556
NGK Insulators Ltd.	4,000	61,361
Common Stocks - continued
	Shares	Value
Japan - continued
Nintendo Co. Ltd.	200	$ 53,840
Nippon Seiki Co. Ltd.	8,000	72,175
Nippon Thompson Co. Ltd.	14,000	60,543
Osaka Securities Exchange Co. Ltd.	17	54,007
Ozeki Co. Ltd.	4,300	107,084
Promise Co. Ltd. (d)	7,700	101,772
Shin-Etsu Chemical Co., Ltd.	2,600	126,399
Shiseido Co. Ltd.	5,000	87,804
Sony Financial Holdings, Inc.	50	157,351
Sumitomo Mitsui Financial Group, Inc.	5,100	176,919
The Nippon Synthetic Chemical Industry Co. Ltd.	16,000	55,785
Tokyo Gas Co. Ltd.	23,000	87,220
Tsumura & Co.	3,000	82,178
USS Co. Ltd.	1,750	79,323
TOTAL JAPAN		2,284,633
Korea (South) - 0.5%
NHN Corp. (a)	595	72,396
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	2,500	58,950
Mexico - 2.2%
America Movil SAB de CV Series L sponsored ADR	3,600	118,260
Cemex SA de CV sponsored ADR	6,000	44,880
Fomento Economico Mexicano SAB de CV sponsored ADR	2,000	56,620
Wal-Mart de Mexico SA de CV Series V	42,600	116,178
TOTAL MEXICO		335,938
Netherlands - 2.4%
ASML Holding NV (NY Shares)	11,300	238,995
Koninklijke KPN NV	5,800	69,711
QIAGEN NV (a)	3,600	59,328
TOTAL NETHERLANDS		368,034
Papua New Guinea - 0.7%
Lihir Gold Ltd. sponsored ADR (a)	3,600	77,040
Oil Search Ltd.	8,155	30,418
TOTAL PAPUA NEW GUINEA		107,458
Philippines - 0.3%
Jollibee Food Corp.	53,800	51,451
Singapore - 1.0%
Keppel Land Ltd.	27,000	31,368
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	23,000	$ 97,406
Wing Tai Holdings Ltd.	54,000	32,097
TOTAL SINGAPORE		160,871
South Africa - 3.2%
African Rainbow Minerals Ltd.	12,039	162,700
JSE Ltd.	9,800	60,165
Mr. Price Group Ltd.	21,300	65,217
MTN Group Ltd.	16,700	216,883
TOTAL SOUTH AFRICA		504,965
Spain - 3.6%
Grifols SA	5,663	99,347
Inditex SA	2,200	93,778
Prosegur Comp Securidad SA (Reg.)	1,700	48,534
Telefonica SA sponsored ADR	5,700	320,853
TOTAL SPAIN		562,512
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,500	155,793
Swedish Match Co.	4,000	57,071
TOTAL SWEDEN		212,864
Switzerland - 11.5%
ABB Ltd. sponsored ADR	7,400	105,228
Actelion Ltd. (Reg.) (a)	2,180	99,294
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,268	77,882
Credit Suisse Group sponsored ADR	2,300	88,044
Nestle SA (Reg.)	18,940	617,218
Novartis AG sponsored ADR	5,700	216,087
Roche Holding AG (participation certificate)	3,830	482,852
Sonova Holding AG	1,479	95,676
TOTAL SWITZERLAND		1,782,281
Turkey - 0.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	11,800	84,062
Tupras-Turkiye Petrol Rafinerileri AS	3,500	34,995
TOTAL TURKEY		119,057
United Kingdom - 18.3%
Aberdeen Asset Management PLC	26,600	51,565
Autonomy Corp. PLC (a)	3,600	75,497
BAE Systems PLC	29,600	155,645
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	20,700	$ 330,411
BHP Billiton PLC ADR (d)	11,400	476,976
Bovis Homes Group PLC	9,300	62,959
BP PLC sponsored ADR	1,700	72,182
British American Tobacco PLC sponsored ADR	1,600	77,792
Cobham PLC	20,800	53,865
Great Portland Estates PLC	7,600	34,266
Informa PLC	8,200	35,826
Johnson Matthey PLC	4,100	72,373
Man Group PLC	14,737	54,451
Persimmon PLC	15,300	85,307
Reckitt Benckiser Group PLC	5,800	227,595
Rio Tinto PLC sponsored ADR (d)	1,150	187,393
Royal Dutch Shell PLC Class A (United Kingdom)	5,700	131,180
Serco Group PLC	30,800	166,109
Shaftesbury PLC	8,700	44,860
Spirax-Sarco Engineering PLC	3,300	41,562
Standard Chartered PLC (United Kingdom)	9,800	151,542
Ted Baker PLC	12,300	67,129
Tesco PLC	24,700	122,338
Victrex PLC	7,900	62,403
TOTAL UNITED KINGDOM		2,841,226
United States of America - 10.0%
Advanced Energy Industries, Inc. (a)	7,100	59,853
Airgas, Inc.	800	34,496
Allergan, Inc.	1,600	74,656
Autoliv, Inc.	3,400	83,878
Berkshire Hathaway, Inc. Class B (a)	42	128,730
CyberSource Corp. (a)	5,200	75,972
FMC Technologies, Inc. (a)	1,000	34,230
Gilead Sciences, Inc. (a)	1,300	59,540
Goldman Sachs Group, Inc.	700	89,950
Juniper Networks, Inc. (a)	3,700	80,105
Martin Marietta Materials, Inc.	500	42,015
MasterCard, Inc. Class A	450	82,553
Mohawk Industries, Inc. (a)	2,600	123,006
Philip Morris International, Inc.	2,000	72,400
Pricesmart, Inc.	5,505	98,264
Common Stocks - continued
	Shares	Value
United States of America - continued
Varian Semiconductor Equipment Associates, Inc. (a)	3,800	$ 97,242
Visa, Inc.	5,000	324,800
TOTAL UNITED STATES OF AMERICA		1,561,690
TOTAL COMMON STOCKS (Cost $18,131,292)		15,428,355
Money Market Funds - 9.9%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $1,529,075)	1,529,075	1,529,075
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $94,000)	$ 94,000	94,000
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $19,754,367)		17,051,430
NET OTHER ASSETS - (9.8)%		(1,517,367)
NET ASSETS - 100%		$ 15,534,063
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,992 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Vestas Wind Systems AS	4/29/09	$ 28,726
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$94,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 16,672
Barclays Capital, Inc.	2,667
Credit Suisse Securities (USA) LLC	3,464
Deutsche Bank Securities, Inc.	35,204
HSBC Securities (USA), Inc.	26,670
Mizuho Securities USA, Inc.	2,667
Societe Generale, New York Branch	6,656
$ 94,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 969
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,051,430	$ 8,121,040	$ 8,930,390	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $4,969,583 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,479,227 and repurchase agreements of $94,000) - See accompanying schedule: Unaffiliated issuers (cost $18,225,292)	$ 15,522,355
Fidelity Central Funds (cost $1,529,075)	1,529,075
Total Investments (cost $19,754,367)		$ 17,051,430
Cash		78
Receivable for investments sold		256,461
Receivable for fund shares sold		17,008
Dividends receivable		115,755
Distributions receivable from Fidelity Central Funds		1,042
Prepaid expenses		121
Receivable from investment adviser for expense reductions		12,584
Other receivables		1,128
Total assets		17,455,607

Liabilities
Payable for investments purchased	$ 274,499
Payable for fund shares redeemed	70,018
Accrued management fee	9,993
Distribution fees payable	1,379
Other affiliated payables	4,637
Other payables and accrued expenses	31,943
Collateral on securities loaned, at value	1,529,075
Total liabilities		1,921,544

Net Assets		$ 15,534,063
Net Assets consist of:
Paid in capital		$ 27,312,776
Undistributed net investment income		113,628
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,187,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,705,321)
Net Assets		$ 15,534,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($876,549 ÷ 164,975 shares)	$ 5.31

Maximum offering price per share (100/94.25 of $5.31)	$ 5.63
Class T: Net Asset Value and redemption price per share ($514,333 ÷ 96,738 shares)	$ 5.32

Maximum offering price per share (100/96.50 of $5.32)	$ 5.51
Class B: Net Asset Value and offering price per share ($510,152 ÷ 96,077 shares) A	$ 5.31

Class C: Net Asset Value and offering price per share ($686,852 ÷ 129,381 shares) A	$ 5.31

International Growth: Net Asset Value, offering price and redemption price per share ($12,535,260 ÷ 2,357,659 shares)	$ 5.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($410,917 ÷ 77,279 shares)	$ 5.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 250,329
Interest		267
Income from Fidelity Central Funds		969
		251,565
Less foreign taxes withheld		(22,983)
Total income		228,582

Expenses
Management fee Basic fee	$ 57,398
Performance adjustment	3,648
Transfer agent fees	24,593
Distribution fees	9,277
Accounting and security lending fees	4,266
Custodian fees and expenses	29,515
Independent trustees' compensation	61
Registration fees	28,442
Audit	28,476
Legal	944
Miscellaneous	137
Total expenses before reductions	186,757
Expense reductions	(79,022)	107,735
Net investment income (loss)		120,847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,700,996)
Foreign currency transactions	(15,697)
Total net realized gain (loss)		(3,716,693)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,400,058
Assets and liabilities in foreign currencies	(110)
Total change in net unrealized appreciation (depreciation)		3,399,948
Net gain (loss)		(316,745)
Net increase (decrease) in net assets resulting from operations		$ (195,898)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 Unaudited)	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 120,847	$ 200,542
Net realized gain (loss)	(3,716,693)	(5,482,459)
Change in net unrealized appreciation (depreciation)	3,399,948	(6,105,269)
Net increase (decrease) in net assets resulting from operations	(195,898)	(11,387,186)
Distributions to shareholders from net investment income	(188,551)	(7,494)
Share transactions - net increase (decrease)	859,102	26,448,569
Redemption fees	1,325	4,196
Total increase (decrease) in net assets	475,978	15,058,085

Net Assets
Beginning of period	15,058,085	-
End of period (including undistributed net investment income of $113,628 and undistributed net investment income of $181,332, respectively)	$ 15,534,063	$ 15,058,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07
Net realized and unrealized gain (loss)	(.13)	(4.61)
Total from investment operations	(.10)	(4.54)
Distributions from net investment income	(.05)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.31	$ 5.46
Total Return B, C, D	(1.74)%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.47% A	2.88%
Expenses net of fee waivers, if any	1.50% A	1.50%
Expenses net of all reductions	1.48% A	1.48%
Net investment income (loss)	1.38% A	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 877	$ 820
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05
Net realized and unrealized gain (loss)	(.13)	(4.60)
Total from investment operations	(.10)	(4.55)
Distributions from net investment income	(.03)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.32	$ 5.45
Total Return B, C, D	(1.79)%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.73% A	3.07%
Expenses net of fee waivers, if any	1.75% A	1.75%
Expenses net of all reductions	1.73% A	1.73%
Net investment income (loss)	1.13% A	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 514	$ 507
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	(.13)	(4.58)
Total from investment operations	(.11)	(4.58)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.31	$ 5.42
Total Return B, C, D	(2.03)%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.23% A	3.55%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.23% A	2.23%
Net investment income (loss)	.63% A	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 510	$ 642
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	-J
Net realized and unrealized gain (loss)	(.13)	(4.58)
Total from investment operations	(.11)	(4.58)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.31	$ 5.42
Total Return B, C, D	(2.03)%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.26% A	3.52%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.24% A	2.23%
Net investment income (loss)	.62% A	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 687	$ 684
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.09
Net realized and unrealized gain (loss)	(.14)	(4.60)
Total from investment operations	(.10)	(4.51)
Distributions from net investment income	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 5.32	$ 5.48
Total Return B, C	(1.65)%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.22% A	2.35%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.63% A	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,535	$ 11,884
Portfolio turnover rate F	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.09
Net realized and unrealized gain (loss)	(.14)	(4.60)
Total from investment operations	(.10)	(4.51)
Distributions from net investment income	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 5.32	$ 5.48
Total Return B, C	(1.65)%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.14% A	2.56%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.63% A	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 521
Portfolio turnover rate F	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 791,278
Unrealized depreciation	(4,256,262)
Net unrealized appreciation (depreciation)	$ (3,464,984)
Cost for federal income tax purposes	$ 20,516,414

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,279,249 and $11,470,037, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Growth as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,119	$ 434
Class T	.25%	.25%	1,256	902
Class B	.75%	.25%	2,792	2,536
Class C	.75%	.25%	4,110	2,081
			$ 9,277	$ 5,953

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 984
Class T	144
Class B*	97
Class C*	17
$ 1,242

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,457.33
Class T	845.34
Class B	879.32
Class C	1,314.32
International Growth	19,599.31
Institutional Class	499.22
	$ 24,593

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $379 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $969.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 4,327
Class T	1.75%	2,462
Class B	2.25%	2,726
Class C	2.25%	4,127
International Growth	1.25%	61,863
Institutional Class	1.25%	1,984
		$ 77,489

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,533 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
From net investment income
Class A	$ 7,994	$ -
Class T	2,991	-
International Growth	171,473	7,036
Institutional Class	6,093	458
Total	$ 188,551	$ 7,494

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class A
Shares sold	105,860	163,688	$ 548,174	$ 1,473,900
Reinvestment of distributions	1,620	-	7,954	-
Shares redeemed	(92,492)	(13,701)	(459,456)	(105,944)
Net increase (decrease)	14,988	149,987	$ 96,672	$ 1,367,956
Class T
Shares sold	32,574	120,600	$ 161,386	$ 1,160,207
Reinvestment of distributions	606	-	2,982	-
Shares redeemed	(29,491)	(27,551)	(150,661)	(234,209)
Net increase (decrease)	3,689	93,049	$ 13,707	$ 925,998
Class B
Shares sold	22,779	130,340	$ 115,474	$ 1,229,254
Shares redeemed	(45,115)	(11,927)	(223,808)	(88,741)
Net increase (decrease)	(22,336)	118,413	$ (108,334)	$ 1,140,513

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class C
Shares sold	122,077	147,998	$ 641,983	$ 1,363,686
Shares redeemed	(118,807)	(21,887)	(567,951)	(174,264)
Net increase (decrease)	3,270	126,111	$ 74,032	$ 1,189,422
International Growth
Shares sold	1,115,113	3,641,791	$ 5,498,952	$ 32,862,391
Reinvestment of distributions	27,149	663	133,303	6,366
Shares redeemed	(955,003)	(1,472,054)	(4,757,583)	(11,980,798)
Net increase (decrease)	187,259	2,170,400	$ 874,672	$ 20,887,959
Institutional Class
Shares sold	2,773	95,161	$ 14,160	$ 936,263
Reinvestment of distributions	1,241	48	6,093	458
Shares redeemed	(21,944)	-	(111,900)	-
Net increase (decrease)	(17,930)	95,209	$ (91,647)	$ 936,721

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AIGF-USAN-0609
1.853351.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Growth
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of Fidelity® International Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Fidelity International Growth Fund

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 982.60	$ 7.37
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 982.10	$ 8.60
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 979.70	$ 11.04
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 979.70	$ 11.04
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
International Growth	1.25%
Actual		$ 1,000.00	$ 983.50	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 983.50	$ 6.15
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity International Growth Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
United Kingdom 18.3%
Japan 14.7%
Switzerland 11.5%
United States of America 10.7%
France 5.2%
Australia 3.7%
Spain 3.6%
Germany 3.5%
South Africa 3.2%
Other 25.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Switzerland 18.2%
United Kingdom 16.4%
United States of America 13.1%
Japan 10.2%
Australia 6.7%
Germany 5.9%
France 4.6%
Spain 3.8%
Netherlands 2.9%
Other 18.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	99.1
Short-Term Investments and Net Other Assets	0.7	0.9
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	4.0	7.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.1	4.8
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	3.1	2.1
Anheuser-Busch InBev NV (Belgium, Beverages)	2.5	0.0
Total SA Series B (France, Oil, Gas & Consumable Fuels)	2.4	0.0
BG Group PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.1	1.4
Visa, Inc. (United States of America, IT Services)	2.1	2.1
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	2.1	1.8
Woolworths Ltd. (Australia, Food & Staples Retailing)	1.6	2.6
ASML Holding NV (NY Shares) (Netherlands, Semiconductors & Semiconductor Equipment)	1.5	1.8
	24.5
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	16.8	25.0
Financials	14.4	12.2
Health Care	11.7	17.6
Materials	11.9	7.3
Consumer Discretionary	9.2	3.6
Information Technology	8.8	10.6
Energy	8.3	2.6
Industrials	8.0	8.0
Telecommunication Services	6.7	7.1
Utilities	3.5	5.1

Semiannual Report

Fidelity International Growth Fund

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 3.7%
CSL Ltd.	8,525	$ 213,353
QBE Insurance Group Ltd.	7,461	118,208
Woolworths Ltd.	12,612	245,027
TOTAL AUSTRALIA		576,588
Belgium - 2.9%
Anheuser-Busch InBev NV (d)	12,700	388,672
Anheuser-Busch InBev NV (strip VVPR) (a)	6,400	17
Umicore SA	2,900	56,820
TOTAL BELGIUM		445,509
Bermuda - 1.4%
Lazard Ltd. Class A	2,100	57,330
Ports Design Ltd.	75,500	114,652
Seadrill Ltd.	3,800	40,550
TOTAL BERMUDA		212,532
Brazil - 2.6%
BM&F BOVESPA SA	19,500	80,249
Companhia Vale do Rio Doce sponsored ADR	5,300	87,503
Itau Unibanco Banco Multiplo SA ADR	3,800	52,174
MRV Engenharia e Participacoes SA	7,600	75,446
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,500	117,495
TOTAL BRAZIL		412,867
Canada - 2.0%
Agnico-Eagle Mines Ltd. (Canada)	2,500	110,518
Fairfax Financial Holdings Ltd.	240	63,477
Niko Resources Ltd.	1,100	55,671
Petrobank Energy & Resources Ltd. (a)	4,100	88,133
TOTAL CANADA		317,799
Denmark - 1.1%
Novo Nordisk AS Series B sponsored ADR	2,800	133,028
Vestas Wind Systems AS (a)(e)	500	32,992
TOTAL DENMARK		166,020
Finland - 1.6%
Nokia Corp. sponsored ADR	10,200	144,228
Nokian Tyres PLC	4,900	77,361
Outotec Oyj	1,600	33,923
TOTAL FINLAND		255,512
Common Stocks - continued
	Shares	Value
France - 5.2%
Alstom SA	310	$ 19,320
Audika SA	2,850	68,772
Danone (d)	1,195	56,827
Delachaux SA	709	39,386
GDF Suez (d)	5,102	182,028
Laurent-Perrier Group	447	26,215
Remy Cointreau SA	1,204	39,680
Total SA Series B	7,400	370,167
TOTAL FRANCE		802,395
Germany - 3.5%
Bayer AG	2,300	113,049
E.ON AG	3,300	110,577
Linde AG	1,000	78,844
Siemens AG sponsored ADR (d)	3,200	214,176
Vossloh AG	300	30,585
TOTAL GERMANY		547,231
Greece - 0.3%
Terna Energy SA	8,700	51,853
Hong Kong - 1.1%
Hong Kong Exchange & Clearing Ltd.	14,300	164,713
India - 1.4%
Bharti Airtel Ltd. (a)	14,427	219,881
Ireland - 0.6%
CRH PLC sponsored ADR	3,600	92,592
Israel - 0.5%
Partner Communications Co. Ltd. ADR	5,000	81,250
Italy - 0.4%
Azimut Holdings SpA	8,200	57,287
Japan - 14.7%
Autobacs Seven Co. Ltd.	2,200	60,155
Denso Corp.	6,400	151,327
East Japan Railway Co.	1,800	101,455
Fanuc Ltd.	1,400	101,053
Kansai Electric Power Co., Inc.	5,100	103,879
Keyence Corp.	420	74,189
Kobayashi Pharmaceutical Co. Ltd.	2,300	74,832
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	40,300	218,426
Nagaileben Co. Ltd.	2,000	35,556
NGK Insulators Ltd.	4,000	61,361
Common Stocks - continued
	Shares	Value
Japan - continued
Nintendo Co. Ltd.	200	$ 53,840
Nippon Seiki Co. Ltd.	8,000	72,175
Nippon Thompson Co. Ltd.	14,000	60,543
Osaka Securities Exchange Co. Ltd.	17	54,007
Ozeki Co. Ltd.	4,300	107,084
Promise Co. Ltd. (d)	7,700	101,772
Shin-Etsu Chemical Co., Ltd.	2,600	126,399
Shiseido Co. Ltd.	5,000	87,804
Sony Financial Holdings, Inc.	50	157,351
Sumitomo Mitsui Financial Group, Inc.	5,100	176,919
The Nippon Synthetic Chemical Industry Co. Ltd.	16,000	55,785
Tokyo Gas Co. Ltd.	23,000	87,220
Tsumura & Co.	3,000	82,178
USS Co. Ltd.	1,750	79,323
TOTAL JAPAN		2,284,633
Korea (South) - 0.5%
NHN Corp. (a)	595	72,396
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	2,500	58,950
Mexico - 2.2%
America Movil SAB de CV Series L sponsored ADR	3,600	118,260
Cemex SA de CV sponsored ADR	6,000	44,880
Fomento Economico Mexicano SAB de CV sponsored ADR	2,000	56,620
Wal-Mart de Mexico SA de CV Series V	42,600	116,178
TOTAL MEXICO		335,938
Netherlands - 2.4%
ASML Holding NV (NY Shares)	11,300	238,995
Koninklijke KPN NV	5,800	69,711
QIAGEN NV (a)	3,600	59,328
TOTAL NETHERLANDS		368,034
Papua New Guinea - 0.7%
Lihir Gold Ltd. sponsored ADR (a)	3,600	77,040
Oil Search Ltd.	8,155	30,418
TOTAL PAPUA NEW GUINEA		107,458
Philippines - 0.3%
Jollibee Food Corp.	53,800	51,451
Singapore - 1.0%
Keppel Land Ltd.	27,000	31,368
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Exchange Ltd.	23,000	$ 97,406
Wing Tai Holdings Ltd.	54,000	32,097
TOTAL SINGAPORE		160,871
South Africa - 3.2%
African Rainbow Minerals Ltd.	12,039	162,700
JSE Ltd.	9,800	60,165
Mr. Price Group Ltd.	21,300	65,217
MTN Group Ltd.	16,700	216,883
TOTAL SOUTH AFRICA		504,965
Spain - 3.6%
Grifols SA	5,663	99,347
Inditex SA	2,200	93,778
Prosegur Comp Securidad SA (Reg.)	1,700	48,534
Telefonica SA sponsored ADR	5,700	320,853
TOTAL SPAIN		562,512
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	3,500	155,793
Swedish Match Co.	4,000	57,071
TOTAL SWEDEN		212,864
Switzerland - 11.5%
ABB Ltd. sponsored ADR	7,400	105,228
Actelion Ltd. (Reg.) (a)	2,180	99,294
Bank Sarasin & Co. Ltd. Series B (Reg.)	3,268	77,882
Credit Suisse Group sponsored ADR	2,300	88,044
Nestle SA (Reg.)	18,940	617,218
Novartis AG sponsored ADR	5,700	216,087
Roche Holding AG (participation certificate)	3,830	482,852
Sonova Holding AG	1,479	95,676
TOTAL SWITZERLAND		1,782,281
Turkey - 0.8%
Anadolu Efes Biracilik ve Malt Sanyii AS	11,800	84,062
Tupras-Turkiye Petrol Rafinerileri AS	3,500	34,995
TOTAL TURKEY		119,057
United Kingdom - 18.3%
Aberdeen Asset Management PLC	26,600	51,565
Autonomy Corp. PLC (a)	3,600	75,497
BAE Systems PLC	29,600	155,645
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	20,700	$ 330,411
BHP Billiton PLC ADR (d)	11,400	476,976
Bovis Homes Group PLC	9,300	62,959
BP PLC sponsored ADR	1,700	72,182
British American Tobacco PLC sponsored ADR	1,600	77,792
Cobham PLC	20,800	53,865
Great Portland Estates PLC	7,600	34,266
Informa PLC	8,200	35,826
Johnson Matthey PLC	4,100	72,373
Man Group PLC	14,737	54,451
Persimmon PLC	15,300	85,307
Reckitt Benckiser Group PLC	5,800	227,595
Rio Tinto PLC sponsored ADR (d)	1,150	187,393
Royal Dutch Shell PLC Class A (United Kingdom)	5,700	131,180
Serco Group PLC	30,800	166,109
Shaftesbury PLC	8,700	44,860
Spirax-Sarco Engineering PLC	3,300	41,562
Standard Chartered PLC (United Kingdom)	9,800	151,542
Ted Baker PLC	12,300	67,129
Tesco PLC	24,700	122,338
Victrex PLC	7,900	62,403
TOTAL UNITED KINGDOM		2,841,226
United States of America - 10.0%
Advanced Energy Industries, Inc. (a)	7,100	59,853
Airgas, Inc.	800	34,496
Allergan, Inc.	1,600	74,656
Autoliv, Inc.	3,400	83,878
Berkshire Hathaway, Inc. Class B (a)	42	128,730
CyberSource Corp. (a)	5,200	75,972
FMC Technologies, Inc. (a)	1,000	34,230
Gilead Sciences, Inc. (a)	1,300	59,540
Goldman Sachs Group, Inc.	700	89,950
Juniper Networks, Inc. (a)	3,700	80,105
Martin Marietta Materials, Inc.	500	42,015
MasterCard, Inc. Class A	450	82,553
Mohawk Industries, Inc. (a)	2,600	123,006
Philip Morris International, Inc.	2,000	72,400
Pricesmart, Inc.	5,505	98,264
Common Stocks - continued
	Shares	Value
United States of America - continued
Varian Semiconductor Equipment Associates, Inc. (a)	3,800	$ 97,242
Visa, Inc.	5,000	324,800
TOTAL UNITED STATES OF AMERICA		1,561,690
TOTAL COMMON STOCKS (Cost $18,131,292)		15,428,355
Money Market Funds - 9.9%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $1,529,075)	1,529,075	1,529,075
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $94,000)	$ 94,000	94,000
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $19,754,367)		17,051,430
NET OTHER ASSETS - (9.8)%		(1,517,367)
NET ASSETS - 100%		$ 15,534,063
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,992 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Vestas Wind Systems AS	4/29/09	$ 28,726
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$94,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 16,672
Barclays Capital, Inc.	2,667
Credit Suisse Securities (USA) LLC	3,464
Deutsche Bank Securities, Inc.	35,204
HSBC Securities (USA), Inc.	26,670
Mizuho Securities USA, Inc.	2,667
Societe Generale, New York Branch	6,656
$ 94,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 969
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,051,430	$ 8,121,040	$ 8,930,390	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $4,969,583 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,479,227 and repurchase agreements of $94,000) - See accompanying schedule: Unaffiliated issuers (cost $18,225,292)	$ 15,522,355
Fidelity Central Funds (cost $1,529,075)	1,529,075
Total Investments (cost $19,754,367)		$ 17,051,430
Cash		78
Receivable for investments sold		256,461
Receivable for fund shares sold		17,008
Dividends receivable		115,755
Distributions receivable from Fidelity Central Funds		1,042
Prepaid expenses		121
Receivable from investment adviser for expense reductions		12,584
Other receivables		1,128
Total assets		17,455,607

Liabilities
Payable for investments purchased	$ 274,499
Payable for fund shares redeemed	70,018
Accrued management fee	9,993
Distribution fees payable	1,379
Other affiliated payables	4,637
Other payables and accrued expenses	31,943
Collateral on securities loaned, at value	1,529,075
Total liabilities		1,921,544

Net Assets		$ 15,534,063
Net Assets consist of:
Paid in capital		$ 27,312,776
Undistributed net investment income		113,628
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,187,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,705,321)
Net Assets		$ 15,534,063

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($876,549 ÷ 164,975 shares)	$ 5.31

Maximum offering price per share (100/94.25 of $5.31)	$ 5.63
Class T: Net Asset Value and redemption price per share ($514,333 ÷ 96,738 shares)	$ 5.32

Maximum offering price per share (100/96.50 of $5.32)	$ 5.51
Class B: Net Asset Value and offering price per share ($510,152 ÷ 96,077 shares) A	$ 5.31

Class C: Net Asset Value and offering price per share ($686,852 ÷ 129,381 shares) A	$ 5.31

International Growth: Net Asset Value, offering price and redemption price per share ($12,535,260 ÷ 2,357,659 shares)	$ 5.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($410,917 ÷ 77,279 shares)	$ 5.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 250,329
Interest		267
Income from Fidelity Central Funds		969
		251,565
Less foreign taxes withheld		(22,983)
Total income		228,582

Expenses
Management fee Basic fee	$ 57,398
Performance adjustment	3,648
Transfer agent fees	24,593
Distribution fees	9,277
Accounting and security lending fees	4,266
Custodian fees and expenses	29,515
Independent trustees' compensation	61
Registration fees	28,442
Audit	28,476
Legal	944
Miscellaneous	137
Total expenses before reductions	186,757
Expense reductions	(79,022)	107,735
Net investment income (loss)		120,847
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,700,996)
Foreign currency transactions	(15,697)
Total net realized gain (loss)		(3,716,693)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,400,058
Assets and liabilities in foreign currencies	(110)
Total change in net unrealized appreciation (depreciation)		3,399,948
Net gain (loss)		(316,745)
Net increase (decrease) in net assets resulting from operations		$ (195,898)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Growth Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 Unaudited)	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 120,847	$ 200,542
Net realized gain (loss)	(3,716,693)	(5,482,459)
Change in net unrealized appreciation (depreciation)	3,399,948	(6,105,269)
Net increase (decrease) in net assets resulting from operations	(195,898)	(11,387,186)
Distributions to shareholders from net investment income	(188,551)	(7,494)
Share transactions - net increase (decrease)	859,102	26,448,569
Redemption fees	1,325	4,196
Total increase (decrease) in net assets	475,978	15,058,085

Net Assets
Beginning of period	15,058,085	-
End of period (including undistributed net investment income of $113,628 and undistributed net investment income of $181,332, respectively)	$ 15,534,063	$ 15,058,085

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07
Net realized and unrealized gain (loss)	(.13)	(4.61)
Total from investment operations	(.10)	(4.54)
Distributions from net investment income	(.05)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.31	$ 5.46
Total Return B, C, D	(1.74)%	(45.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.47% A	2.88%
Expenses net of fee waivers, if any	1.50% A	1.50%
Expenses net of all reductions	1.48% A	1.48%
Net investment income (loss)	1.38% A	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 877	$ 820
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.05
Net realized and unrealized gain (loss)	(.13)	(4.60)
Total from investment operations	(.10)	(4.55)
Distributions from net investment income	(.03)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.32	$ 5.45
Total Return B, C, D	(1.79)%	(45.50)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.73% A	3.07%
Expenses net of fee waivers, if any	1.75% A	1.75%
Expenses net of all reductions	1.73% A	1.73%
Net investment income (loss)	1.13% A	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 514	$ 507
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	(.13)	(4.58)
Total from investment operations	(.11)	(4.58)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.31	$ 5.42
Total Return B, C, D	(2.03)%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.23% A	3.55%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.23% A	2.23%
Net investment income (loss)	.63% A	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 510	$ 642
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	-J
Net realized and unrealized gain (loss)	(.13)	(4.58)
Total from investment operations	(.11)	(4.58)
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 5.31	$ 5.42
Total Return B, C, D	(2.03)%	(45.80)%
Ratios to Average Net Assets F, I
Expenses before reductions	3.26% A	3.52%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.24% A	2.23%
Net investment income (loss)	.62% A	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 687	$ 684
Portfolio turnover rate G	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Growth

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.09
Net realized and unrealized gain (loss)	(.14)	(4.60)
Total from investment operations	(.10)	(4.51)
Distributions from net investment income	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 5.32	$ 5.48
Total Return B, C	(1.65)%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.22% A	2.35%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.63% A	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,535	$ 11,884
Portfolio turnover rate F	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 5.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.09
Net realized and unrealized gain (loss)	(.14)	(4.60)
Total from investment operations	(.10)	(4.51)
Distributions from net investment income	(.06)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 5.32	$ 5.48
Total Return B, C	(1.65)%	(45.17)%
Ratios to Average Net Assets E, H
Expenses before reductions	2.14% A	2.56%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.63% A	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 411	$ 521
Portfolio turnover rate F	144% A	115%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 791,278
Unrealized depreciation	(4,256,262)
Net unrealized appreciation (depreciation)	$ (3,464,984)
Cost for federal income tax purposes	$ 20,516,414

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,279,249 and $11,470,037, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Growth as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,119	$ 434
Class T	.25%	.25%	1,256	902
Class B	.75%	.25%	2,792	2,536
Class C	.75%	.25%	4,110	2,081
			$ 9,277	$ 5,953

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 984
Class T	144
Class B*	97
Class C*	17
$ 1,242

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,457.33
Class T	845.34
Class B	879.32
Class C	1,314.32
International Growth	19,599.31
Institutional Class	499.22
	$ 24,593

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $379 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $50 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $969.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 4,327
Class T	1.75%	2,462
Class B	2.25%	2,726
Class C	2.25%	4,127
International Growth	1.25%	61,863
Institutional Class	1.25%	1,984
		$ 77,489

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,533 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
From net investment income
Class A	$ 7,994	$ -
Class T	2,991	-
International Growth	171,473	7,036
Institutional Class	6,093	458
Total	$ 188,551	$ 7,494

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class A
Shares sold	105,860	163,688	$ 548,174	$ 1,473,900
Reinvestment of distributions	1,620	-	7,954	-
Shares redeemed	(92,492)	(13,701)	(459,456)	(105,944)
Net increase (decrease)	14,988	149,987	$ 96,672	$ 1,367,956
Class T
Shares sold	32,574	120,600	$ 161,386	$ 1,160,207
Reinvestment of distributions	606	-	2,982	-
Shares redeemed	(29,491)	(27,551)	(150,661)	(234,209)
Net increase (decrease)	3,689	93,049	$ 13,707	$ 925,998
Class B
Shares sold	22,779	130,340	$ 115,474	$ 1,229,254
Shares redeemed	(45,115)	(11,927)	(223,808)	(88,741)
Net increase (decrease)	(22,336)	118,413	$ (108,334)	$ 1,140,513

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class C
Shares sold	122,077	147,998	$ 641,983	$ 1,363,686
Shares redeemed	(118,807)	(21,887)	(567,951)	(174,264)
Net increase (decrease)	3,270	126,111	$ 74,032	$ 1,189,422
International Growth
Shares sold	1,115,113	3,641,791	$ 5,498,952	$ 32,862,391
Reinvestment of distributions	27,149	663	133,303	6,366
Shares redeemed	(955,003)	(1,472,054)	(4,757,583)	(11,980,798)
Net increase (decrease)	187,259	2,170,400	$ 874,672	$ 20,887,959
Institutional Class
Shares sold	2,773	95,161	$ 14,160	$ 936,263
Reinvestment of distributions	1,241	48	6,093	458
Shares redeemed	(21,944)	-	(111,900)	-
Net increase (decrease)	(17,930)	95,209	$ (91,647)	$ 936,721

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AIGFI-USAN-0609
1.853344.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total International Equity
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are
classes of Fidelity® Total International Equity Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Total International Equity Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,001.90	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,001.00	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 998.70	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 997.70	$ 11.14
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Total International Equity	1.25%
Actual		$ 1,000.00	$ 1,003.10	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,003.10	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total International Equity Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 15.6%
United Kingdom 15.1%
Switzerland 8.0%
Germany 7.0%
United States of America 6.2%
France 6.0%
Brazil 3.3%
South Africa 3.2%
Canada 2.8%
Other 32.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 14.1%
United Kingdom 13.8%
Switzerland 11.0%
Germany 8.7%
France 7.2%
United States of America 6.9%
Australia 3.6%
Spain 3.1%
Italy 2.4%
Other 29.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	98.4
Short-Term Investments and Net Other Assets	1.5	1.6
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	3.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.4
E.ON AG (Germany, Electric Utilities)	1.7	2.8
Toyota Motor Corp. (Japan, Automobiles)	1.6	1.7
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.6	1.9
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.4	1.4
Royal Dutch Shell PLC Class A (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.1
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.4	0.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commerical Banks)	1.3	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.1
	15.7
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	22.9
Consumer Discretionary	9.9	6.6
Energy	10.0	10.1
Industrials	10.1	8.5
Materials	9.7	7.0
Consumer Staples	8.4	12.9
Health Care	7.7	9.8
Telecommunication Services	7.6	6.7
Information Technology	6.9	7.9
Utilities	4.5	6.0

Semiannual Report

Fidelity Total International Equity Fund

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.6%
AMP Ltd.	35,175	$ 132,738
CSL Ltd.	7,084	177,290
Macquarie Airports unit	41,945	55,202
Macquarie Group Ltd.	3,378	82,232
Macquarie Infrastructure Group unit	58,602	57,523
QBE Insurance Group Ltd.	5,911	93,651
Sino Gold Mining Ltd. (a)	3,917	15,522
Wesfarmers Ltd.	1,901	31,293
Woolworths Ltd.	10,536	204,695
TOTAL AUSTRALIA		850,146
Austria - 0.1%
Andritz AG	240	8,157
Erste Bank AG	600	12,516
TOTAL AUSTRIA		20,673
Belgium - 1.2%
Anheuser-Busch InBev NV	10,680	326,852
Anheuser-Busch InBev NV (strip VVPR) (a)	6,080	16
Umicore SA	3,100	60,739
TOTAL BELGIUM		387,607
Bermuda - 1.3%
Aquarius Platinum Ltd. (a)	581	2,154
Aquarius Platinum Ltd. (Australia)	5,231	19,398
China Sports International Ltd.	44,000	3,121
Credicorp Ltd. (NY Shares)	300	15,006
Lazard Ltd. Class A	2,000	54,600
Orient Overseas International Ltd.	4,500	12,890
Ports Design Ltd.	86,000	130,596
Seadrill Ltd.	15,700	167,537
TOTAL BERMUDA		405,302
Brazil - 3.3%
B2W Companhia Global Do Varejo	500	7,945
Banco ABC Brasil SA	2,800	8,962
Banco Bradesco SA:
(PN)	5,000	62,187
(PN) sponsored ADR	800	9,824
BM&F BOVESPA SA	20,800	85,599
Braskem SA Class A sponsored ADR	500	2,835
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	600	9,030
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,300	$ 24,076
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	8,400	115,332
sponsored ADR	4,500	74,295
GVT Holding SA (a)	1,700	22,481
Iguatemi Empresa de Shopping Centers SA	1,700	12,842
Itau Unibanco Banco Multiplo SA ADR	6,470	88,833
Localiza Rent a Car SA	1,700	8,815
Log-in Logistica Intermodal SA	5,500	18,485
MRV Engenharia e Participacoes SA	7,600	75,446
Natura Cosmeticos SA	1,420	16,882
Net Servicos de Comunicacao SA sponsored ADR	2,900	23,606
OGX Petroleo e Gas Participacoes SA	100	42,022
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,600	97,128
sponsored ADR	6,700	224,919
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,200	18,660
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,500	21,850
TOTAL BRAZIL		1,072,054
Canada - 2.8%
Addax Petroleum, Inc.	500	13,761
Agnico-Eagle Mines Ltd. (Canada)	2,360	104,329
Cameco Corp.	2,200	50,517
Canadian Natural Resources Ltd.	1,700	78,372
Eldorado Gold Corp. (a)	1,200	9,534
Fairfax Financial Holdings Ltd.	300	79,346
First Quantum Minerals Ltd.	1,200	46,411
ING Canada, Inc.	800	23,170
Niko Resources Ltd.	1,190	60,226
Petrobank Energy & Resources Ltd. (a)	9,600	206,361
Potash Corp. of Saskatchewan, Inc.	300	25,770
Power Corp. of Canada (sub. vtg.)	2,400	44,872
Sino-Forest Corp. (a)	1,600	13,999
Suncor Energy, Inc.	2,600	65,433
Toronto-Dominion Bank	2,300	90,786
TOTAL CANADA		912,887
Cayman Islands - 0.8%
Bosideng International Holdings Ltd.	26,000	2,101
Chaoda Modern Agriculture (Holdings) Ltd.	168,216	95,118
China Dongxiang Group Co. Ltd.	15,000	7,285
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Infrastructure Machinery Holdings Ltd.	24,000	$ 18,082
CNinsure, Inc. ADR (a)	500	3,810
Foxconn International Holdings Ltd. (a)	23,000	14,174
Himax Technologies, Inc. sponsored ADR	3,800	10,298
Integra Group Holdings unit (a)	5,700	9,574
Stella International Holdings Ltd.	14,000	18,550
Subsea 7, Inc. (a)	3,500	26,160
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	900	13,437
Xinao Gas Holdings Ltd.	12,000	16,403
Yingli Green Energy Holding Co. Ltd. ADR (a)	2,300	16,054
TOTAL CAYMAN ISLANDS		251,046
China - 2.0%
Baidu.com, Inc. sponsored ADR (a)	100	23,290
China BlueChemical Ltd. (H shares)	15,000	7,957
China Communications Construction Co. Ltd. (H Shares)	23,000	27,280
China Construction Bank Corp. (H Shares)	141,000	81,402
China Gas Holdings Ltd.	104,000	19,073
China Merchants Bank Co. Ltd. (H Shares)	46,000	82,189
China National Materials Co. Ltd. (a)	16,000	12,163
China Nepstar Chain Drugstore Ltd. ADR	800	4,032
China Shenhua Energy Co. Ltd. (H Shares)	12,000	33,178
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	29,000	13,010
China Yurun Food Group Ltd.	16,000	18,950
China Zaino International Ltd.	10,000	1,756
Golden Eagle Retail Group Ltd. (H Shares)	16,000	12,915
Industrial & Commercial Bank of China Ltd.	197,000	112,070
Li Ning Co. Ltd.	9,500	19,441
Nine Dragons Paper (Holdings) Ltd.	97,000	43,904
Parkson Retail Group Ltd.	11,000	13,815
PICC Property & Casualty Co. Ltd. (H Shares) (a)	20,000	11,289
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	9,000	55,597
Tencent Holdings Ltd.	2,800	24,748
ZTE Corp. (H Shares)	6,240	21,037
TOTAL CHINA		639,096
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	1,000	489
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	850	35,090
Denmark - 0.7%
Novo Nordisk AS Series B sponsored ADR	2,400	114,024
Common Stocks - continued
	Shares	Value
Denmark - continued
Vestas Wind Systems AS (a)	1,100	$ 71,399
Vestas Wind Systems AS (a)(f)	500	32,992
TOTAL DENMARK		218,415
Egypt - 0.1%
Eastern Tobacco Co.	390	10,730
Orascom Construction Industries SAE	480	13,724
Telecom Egypt SAE	4,500	12,668
TOTAL EGYPT		37,122
Finland - 1.0%
Nokia Corp. sponsored ADR (d)	13,500	190,890
Nokian Tyres PLC	4,802	75,813
Outotec Oyj	1,900	40,284
Poyry Oyj	512	6,361
TOTAL FINLAND		313,348
France - 6.0%
Alstom SA	188	11,716
Audika SA	3,250	78,424
AXA SA sponsored ADR	20,200	347,036
BNP Paribas SA	5,000	263,149
Compagnie de St. Gobain	1,670	59,896
Danone	1,036	49,266
Delachaux SA	791	43,942
GDF Suez (d)	6,181	220,524
Laurent-Perrier Group	410	24,045
Pernod Ricard SA	409	24,152
Pernod Ricard SA rights 4/29/09 (a)	409	1,746
Remy Cointreau SA	1,171	38,592
Saft Groupe SA	580	17,747
Societe Generale Series A	2,200	112,409
Total SA:
Series B	6,600	330,149
sponsored ADR	3,600	178,992
Unibail-Rodamco	1,000	149,086
TOTAL FRANCE		1,950,871
Georgia - 0.1%
Bank of Georgia unit (a)	5,300	21,200
Germany - 7.0%
Allianz AG sponsored ADR	32,300	292,638
Common Stocks - continued
	Shares	Value
Germany - continued
BASF AG	1,600	$ 59,740
Bayer AG	1,900	93,388
Bilfinger Berger AG	250	11,755
Daimler AG	9,600	342,720
Deutsche Bank AG	1,100	57,674
DIC Asset AG	1,200	9,457
E.ON AG	16,500	552,887
GEA Group AG	1,400	18,223
GFK AG	2,100	48,741
Linde AG	800	63,075
Metro AG	800	33,665
Munich Re Group (Reg.)	2,900	396,542
Siemens AG sponsored ADR	2,700	180,711
Software AG (Bearer)	610	37,723
Vossloh AG	560	57,092
TOTAL GERMANY		2,256,031
Greece - 0.4%
Public Power Corp. of Greece	4,600	88,649
Terna Energy SA	8,549	50,953
TOTAL GREECE		139,602
Hong Kong - 2.3%
China Mobile (Hong Kong) Ltd.	9,500	82,035
China Mobile (Hong Kong) Ltd. sponsored ADR	700	30,212
China Overseas Land & Investment Ltd.	65,564	114,194
China Resources Power Holdings Co. Ltd.	6,000	13,445
CNOOC Ltd.	25,000	27,908
CNOOC Ltd. sponsored ADR	460	51,221
CNPC (Hong Kong) Ltd.	30,000	14,885
Hong Kong Exchange & Clearing Ltd.	12,900	148,587
Shanghai Industrial Holdings Ltd. (H Shares)	7,000	23,850
Swire Pacific Ltd. (A Shares)	31,500	246,232
TOTAL HONG KONG		752,569
Hungary - 0.0%
OTP Bank Ltd. (a)	1,100	14,384
India - 1.7%
Bank of Baroda	1,000	6,611
Bharat Heavy Electricals Ltd.	796	26,679
Bharti Airtel Ltd. (a)	16,278	248,092
Educomp Solutions Ltd.	200	10,050
Common Stocks - continued
	Shares	Value
India - continued
Godrej Consumer Products Ltd.	6,000	$ 16,930
Housing Development Finance Corp. Ltd.	800	27,980
Infosys Technologies Ltd.	530	16,217
Infosys Technologies Ltd. sponsored ADR	900	27,729
IVRCL Infrastructures & Projects Ltd.	7,100	22,916
Jain Irrigation Systems Ltd.	2,280	23,081
Pantaloon Retail India Ltd.	5,418	20,809
Pantaloon Retail India Ltd. Class B	341	839
Piramal Healthcare Ltd.	5,000	23,396
Reliance Industries Ltd. GDR (Reg. S) (e)	424	32,309
Rural Electrification Corp. Ltd.	130	272
Satyam Computer Services Ltd. sponsored ADR	100	180
Suzlon Energy Ltd.	20,812	26,865
Tata Power Co. Ltd.	1,000	18,159
Union Bank of India	2,000	6,653
TOTAL INDIA		555,767
Indonesia - 0.4%
PT Bank Central Asia Tbk	105,500	33,264
PT Bank Rakyat Indonesia Tbk	89,500	48,857
PT Perusahaan Gas Negara Tbk Series B	102,000	24,960
PT Telkomunikasi Indonesia Tbk Series B	35,000	25,859
TOTAL INDONESIA		132,940
Ireland - 0.8%
CRH PLC	485	12,605
CRH PLC sponsored ADR	9,100	234,052
Dragon Oil PLC (a)	5,000	18,996
Kerry Group PLC Class A	400	8,196
TOTAL IRELAND		273,849
Israel - 0.8%
Cellcom Israel Ltd.	700	15,253
Israel Chemicals Ltd.	3,000	25,228
Mellanox Technologies Ltd. (a)	800	8,160
Mizrahi Tefahot Bank Ltd.	1,500	8,379
Nice Systems Ltd. sponsored ADR (a)	400	10,244
Partner Communications Co. Ltd. ADR	5,500	89,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,100	92,169
TOTAL ISRAEL		248,808
Italy - 2.2%
Azimut Holdings SpA	8,800	61,479
Common Stocks - continued
	Shares	Value
Italy - continued
ENI SpA sponsored ADR	4,000	$ 170,760
Finmeccanica SpA	6,500	91,542
UniCredit SpA	160,700	391,197
TOTAL ITALY		714,978
Japan - 15.6%
Alpen Co. Ltd.	100	1,652
Autobacs Seven Co. Ltd.	2,600	71,092
Daikoku Denki Co. Ltd.	500	5,751
Denso Corp.	9,600	226,991
East Japan Railway Co.	3,800	214,182
Eisai Co. Ltd.	1,000	26,842
Fanuc Ltd.	1,100	79,399
FCC Co. Ltd.	600	7,604
Glory Ltd.	400	7,342
Japan Retail Fund Investment Corp.	7	24,486
JSR Corp.	3,000	36,562
Kamigumi Co. Ltd.	1,000	6,425
Kansai Electric Power Co., Inc.	4,300	87,584
Keyence Corp.	310	54,759
Kobayashi Pharmaceutical Co. Ltd.	3,100	100,861
Konica Minolta Holdings, Inc.	9,000	74,364
Miraca Holdings, Inc.	6,200	126,574
Mitsubishi Estate Co. Ltd.	2,000	26,149
Mitsubishi UFJ Financial Group, Inc.	38,200	208,429
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	38,880	210,730
Mitsui & Co. Ltd.	38,100	404,212
Nagaileben Co. Ltd.	2,100	37,334
NGK Insulators Ltd.	6,200	95,109
Nihon Parkerizing Co. Ltd.	1,000	8,339
Nintendo Co. Ltd.	200	53,840
Nippon Electric Glass Co. Ltd.	3,000	24,419
Nippon Seiki Co. Ltd.	8,000	72,175
Nippon Thompson Co. Ltd.	16,000	69,192
Nitta Corp.	200	2,299
Obic Co. Ltd.	450	61,104
Ohashi Technica, Inc.	300	1,858
ORIX Corp.	890	41,692
Osaka Gas Co. Ltd.	83,000	263,088
Osaka Securities Exchange Co. Ltd.	25	79,422
OSG Corp.	1,200	7,557
Ozeki Co. Ltd.	4,200	104,594
Common Stocks - continued
	Shares	Value
Japan - continued
Pal Co. Ltd.	250	$ 3,827
Promise Co. Ltd.	13,250	175,127
SAZABY, Inc.	300	3,206
Seven & i Holdings Co., Ltd.	1,500	33,904
SHIMANO, Inc.	200	5,918
Shin-Etsu Chemical Co., Ltd.	2,100	102,092
Shiseido Co. Ltd.	4,000	70,244
SHO-BOND Holdings Co. Ltd.	600	10,790
Sony Financial Holdings, Inc.	43	135,322
Sparx Group Co. Ltd.	40	5,246
Sumitomo Corp.	9,600	83,585
Sumitomo Metal Industries Ltd.	30,000	70,294
Sumitomo Mitsui Financial Group, Inc.	5,600	194,264
The Nippon Synthetic Chemical Industry Co. Ltd.	16,000	55,785
THK Co. Ltd.	700	9,711
Toho Holdings Co. Ltd.	800	7,741
Tokuyama Corp.	13,000	77,541
Tokyo Gas Co. Ltd.	20,000	75,843
Toyota Motor Corp.	13,100	518,613
Tsumura & Co.	3,900	106,832
Tsutsumi Jewelry Co. Ltd.	500	8,212
USS Co. Ltd.	3,190	144,595
Xebio Co. Ltd.	4,900	75,307
Yamada Denki Co. Ltd.	3,080	141,905
Yamato Kogyo Co. Ltd.	200	4,544
TOTAL JAPAN		5,044,460
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	13,500	49,950
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	23,088
TOTAL KAZAKHSTAN		73,038
Korea (South) - 1.4%
GS Engineering & Construction Corp.	374	19,724
Hana Financial Group, Inc.	1,710	29,570
Hyundai Industrial Development & Construction Co.	876	27,418
Hyunjin Materials Co. Ltd.	988	29,880
KT&G Corp.	306	16,904
MegaStudy Co. Ltd.	100	16,980
NHN Corp. (a)	829	100,868
POSCO sponsored ADR	700	53,879
Samsung Electronics Co. Ltd.	198	91,718
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	549	$ 13,635
Shinhan Financial Group Co. Ltd. sponsored ADR	800	39,480
TOTAL KOREA (SOUTH)		440,056
Luxembourg - 0.3%
ArcelorMittal SA:
(Netherlands)	1,600	37,469
(NY Shares) Class A	2,300	54,234
Evraz Group SA GDR	1,000	13,150
TOTAL LUXEMBOURG		104,853
Malaysia - 0.0%
DiGi.com Bhd	2,400	15,034
Mexico - 1.7%
America Movil SAB de CV Series L sponsored ADR	8,350	274,298
Cemex SA de CV sponsored ADR	5,800	43,384
Fomento Economico Mexicano SAB de CV sponsored ADR	2,600	73,606
Grupo Televisa SA de CV (CPO) sponsored ADR	1,700	26,316
Telmex Internacional SAB de CV Series L ADR	1,300	13,494
Wal-Mart de Mexico SA de CV Series V	45,200	123,268
TOTAL MEXICO		554,366
Netherlands - 1.7%
Aalberts Industries NV	800	6,106
ASML Holding NV (NY Shares)	10,150	214,673
Gemalto NV (a)	2,300	72,402
Heineken NV (Bearer)	1,000	29,708
James Hardie Industries NV sponsored ADR	400	6,524
Koninklijke KPN NV	12,300	147,835
QIAGEN NV (a)	4,100	67,568
TOTAL NETHERLANDS		544,816
Norway - 0.9%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	6,000	5,068
DnB Nor ASA	20,400	126,955
Orkla ASA (A Shares)	17,000	121,686
Petroleum Geo-Services ASA (a)	6,800	32,892
TOTAL NORWAY		286,601
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR (a)	3,750	$ 80,250
Oil Search Ltd.	12,335	46,010
TOTAL PAPUA NEW GUINEA		126,260
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	800	16,928
Philippines - 0.4%
Jollibee Food Corp.	55,200	52,790
Philippine Long Distance Telephone Co.	300	13,628
Philippine Long Distance Telephone Co. sponsored ADR	1,600	73,392
TOTAL PHILIPPINES		139,810
Russia - 0.7%
Bank St. Petersburg OJSC	700	598
Lukoil Oil Co. sponsored ADR	1,300	57,356
OAO Gazprom sponsored ADR	3,780	66,906
OJSC MMC Norilsk Nickel sponsored ADR	3,000	24,750
OJSC Oil Company Rosneft GDR (Reg. S)	6,400	33,017
Sberbank (Savings Bank of the Russian Federation) GDR	190	26,693
TOTAL RUSSIA		209,320
Singapore - 1.1%
DBS Group Holdings Ltd.	27,000	173,252
Keppel Land Ltd.	27,000	31,368
Singapore Exchange Ltd.	27,000	114,347
Wing Tai Holdings Ltd.	51,000	30,314
TOTAL SINGAPORE		349,281
South Africa - 3.2%
Absa Group Ltd.	1,473	16,993
African Bank Investments Ltd.	2,600	8,241
African Rainbow Minerals Ltd.	13,463	181,945
AngloGold Ashanti Ltd. sponsored ADR	800	24,640
Aspen Pharmacare Holdings Ltd.	2,100	10,659
Exxaro Resources Ltd.	2,300	16,867
FirstRand Ltd.	16,900	25,822
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,900	17,708
Impala Platinum Holdings Ltd.	6,900	131,878
Imperial Holdings Ltd.	1,489	9,543
JSE Ltd.	9,800	60,165
Lewis Group Ltd.	1,600	7,902
Mr. Price Group Ltd.	26,600	81,445
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	26,303	$ 341,598
Mvelaphanda Resources Ltd. (a)	3,422	12,434
Naspers Ltd. Class N	900	18,346
New Clicks Holdings Ltd.	4,600	8,873
Sasol Ltd. sponsored ADR	900	27,099
Shoprite Holdings Ltd.	2,700	16,180
TOTAL SOUTH AFRICA		1,018,338
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	3,759	40,672
Banco Santander SA	4,300	40,854
Grifols SA	6,549	114,890
Inditex SA	1,900	80,990
Prosegur Comp Securidad SA (Reg.)	2,291	65,407
Telefonica SA sponsored ADR	8,140	458,201
TOTAL SPAIN		801,014
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	2,900	129,086
Swedish Match Co.	4,500	64,205
Telefonaktiebolaget LM Ericsson (B Shares)	4,800	40,764
TOTAL SWEDEN		234,055
Switzerland - 8.0%
ABB Ltd. sponsored ADR	6,200	88,164
Actelion Ltd. (Reg.) (a)	2,085	94,967
Bank Sarasin & Co. Ltd. Series B (Reg.)	4,815	114,750
Credit Suisse Group sponsored ADR	1,800	68,904
EFG International	7,440	89,987
Nestle SA (Reg.)	17,283	563,221
Novartis AG sponsored ADR	4,700	178,177
Roche Holding AG (participation certificate)	5,978	753,639
Sonova Holding AG	3,341	216,128
Transocean Ltd. (a)	2,220	149,806
Zurich Financial Services AG (Reg.)	1,397	259,537
TOTAL SWITZERLAND		2,577,280
Taiwan - 0.8%
Acer, Inc.	5,000	9,553
Asia Cement Corp.	20,000	20,586
Hon Hai Precision Industry Co. Ltd. (Foxconn)	39,100	112,844
HTC Corp.	2,600	35,196
Innolux Display Corp.	31,900	35,167
Common Stocks - continued
	Shares	Value
Taiwan - continued
Powertech Technology, Inc.	5,500	$ 11,454
Taiwan Mobile Co. Ltd.	10,000	15,785
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	11,842
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000	10,570
TOTAL TAIWAN		262,997
Thailand - 0.2%
PTT Exploration & Production PCL (For. Reg.)	7,100	20,826
Siam Commercial Bank PCL (For. Reg.)	28,100	47,981
TOTAL THAILAND		68,807
Turkey - 0.7%
Anadolu Efes Biracilik ve Malt Sanyii AS	15,330	109,209
Asya Katilim Bankasi AS	12,200	11,664
Coca-Cola Icecek AS	3,350	15,805
Enka Insaat ve Sanayi AS	4,450	19,049
Tupras-Turkiye Petrol Rafinerileri AS	3,500	34,995
Turkiye Garanti Bankasi AS (a)	12,200	25,616
TOTAL TURKEY		216,338
United Kingdom - 15.1%
Aberdeen Asset Management PLC	28,700	55,636
Aegis Group PLC	32,400	43,359
Anglo American PLC (United Kingdom)	2,942	63,283
AstraZeneca PLC (United Kingdom)	2,000	70,005
Autonomy Corp. PLC (a)	4,715	98,880
Babcock International Group PLC	1,200	7,695
BAE Systems PLC	40,000	210,331
Begbies Traynor Group PLC	3,400	5,567
BG Group PLC	17,400	277,737
BHP Billiton PLC	2,300	47,719
BHP Billiton PLC ADR (d)	9,600	401,664
Bovis Homes Group PLC	11,748	79,531
BP PLC sponsored ADR	1,500	63,690
British American Tobacco PLC sponsored ADR	1,400	68,068
Cairn Energy PLC (a)	300	9,402
Cobham PLC	22,500	58,268
Derwent London PLC	600	7,388
easyJet PLC (a)	15,100	70,171
Great Portland Estates PLC	9,100	41,029
H&T Group PLC	2,700	7,750
HSBC Holdings PLC (United Kingdom) (Reg.)	12,130	86,230
Imperial Tobacco Group PLC	700	15,965
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Informa PLC	24,000	$ 104,858
InterContinental Hotel Group PLC ADR	600	5,682
Johnson Matthey PLC	4,200	74,139
Man Group PLC	62,975	232,685
Misys PLC	41,300	84,262
Persimmon PLC	15,900	88,652
Prudential PLC	29,800	171,217
Randgold Resources Ltd. sponsored ADR	300	14,520
Reckitt Benckiser Group PLC	4,900	192,278
Rio Tinto PLC:
(Reg.)	2,300	93,417
sponsored ADR	990	161,321
Royal Dutch Shell PLC:
Class A (United Kingdom)	4,800	110,467
Class A sponsored ADR	7,500	342,600
Serco Group PLC	34,600	186,602
Shaftesbury PLC	9,500	48,985
Spirax-Sarco Engineering PLC	6,384	80,404
SSL International PLC	4,000	28,033
Standard Chartered PLC:
(Hong Kong)	950	14,301
(United Kingdom)	13,700	211,850
Ted Baker PLC	12,075	65,901
Tesco PLC	24,900	123,329
Ultra Electronics Holdings PLC	900	15,774
Victrex PLC	8,018	63,335
Vodafone Group PLC	33,100	60,814
Vodafone Group PLC sponsored ADR	18,800	344,980
Wolseley PLC	2,496	44,748
WPP PLC	15,200	103,959
Xstrata PLC	1,600	14,101
TOTAL UNITED KINGDOM		4,872,582
United States of America - 4.7%
Advanced Energy Industries, Inc. (a)	9,381	79,082
Airgas, Inc.	1,080	46,570
Allergan, Inc.	1,400	65,324
Autoliv, Inc.	3,600	88,812
Berkshire Hathaway, Inc. Class B (a)	29	88,885
CTC Media, Inc. (a)	1,600	12,544
CyberSource Corp. (a)	7,800	113,958
Dril-Quip, Inc. (a)	130	4,469
Common Stocks - continued
	Shares	Value
United States of America - continued
FMC Technologies, Inc. (a)	950	$ 32,519
Freeport-McMoRan Copper & Gold, Inc. Class B	500	21,325
Gilead Sciences, Inc. (a)	1,000	45,800
Goldman Sachs Group, Inc.	500	64,250
Juniper Networks, Inc. (a)	3,000	64,950
Martin Marietta Materials, Inc.	600	50,418
MasterCard, Inc. Class A	300	55,035
Mohawk Industries, Inc. (a)	2,740	129,629
Philip Morris International, Inc.	1,700	61,540
Pricesmart, Inc.	7,495	133,786
Varian Semiconductor Equipment Associates, Inc. (a)	3,400	87,006
Visa, Inc.	4,360	283,226
TOTAL UNITED STATES OF AMERICA		1,529,128
TOTAL COMMON STOCKS (Cost $44,138,448)		31,689,636
Nonconvertible Preferred Stocks - 0.4%

Italy - 0.4%
Fiat SpA (Risparmio Shares)	5,300	32,000
Telecom Italia SpA (Risparmio Shares)	104,200	93,064
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $178,595)		125,064
Money Market Funds - 1.6%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $512,575)	512,575	512,575
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $385,000)	$ 385,002	$ 385,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $45,214,618)		32,712,275
NET OTHER ASSETS - (1.3)%		(432,258)
NET ASSETS - 100%		$ 32,280,017
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,309 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,992 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Vestas Wind Systems AS	4/29/09	$ 28,726
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$385,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 68,285
Barclays Capital, Inc.	10,923
Credit Suisse Securities (USA) LLC	14,188
Deutsche Bank Securities, Inc.	144,189
HSBC Securities (USA), Inc.	109,233
Mizuho Securities USA, Inc.	10,923
Societe Generale, New York Branch	27,259
$ 385,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,412
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 32,712,275	$ 12,928,396	$ 19,783,879	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 16,955
Total Realized Gain (Loss)	(71,038)
Total Unrealized Gain (Loss)	64,053
Cost of Purchases	-
Proceeds of Sales	(9,970)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $10,058,675 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $502,951 and repurchase agreements of $385,000) - See accompanying schedule: Unaffiliated issuers (cost $44,702,043)	$ 32,199,700
Fidelity Central Funds (cost $512,575)	512,575
Total Investments (cost $45,214,618)		$ 32,712,275
Foreign currency held at value (cost $84)		84
Receivable for investments sold		387,098
Receivable for fund shares sold		27,231
Dividends receivable		219,594
Distributions receivable from Fidelity Central Funds		2,465
Prepaid expenses		300
Receivable from investment adviser for expense reductions		8,364
Other receivables		1,931
Total assets		33,359,342

Liabilities
Payable to custodian bank	$ 55,082
Payable for investments purchased	411,303
Payable for fund shares redeemed	14,443
Accrued management fee	16,693
Distribution fees payable	5,297
Other affiliated payables	8,925
Other payables and accrued expenses	55,007
Collateral on securities loaned, at value	512,575
Total liabilities		1,079,325

Net Assets		$ 32,280,017
Net Assets consist of:
Paid in capital		$ 71,804,810
Undistributed net investment income		199,203
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,217,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(12,506,057)
Net Assets		$ 32,280,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,357,364 ÷ 910,388 shares)	$ 4.79

Maximum offering price per share (100/94.25 of $4.79)	$ 5.08
Class T: Net Asset Value and redemption price per share ($2,074,308 ÷ 432,783 shares)	$ 4.79

Maximum offering price per share (100/96.50 of $4.79)	$ 4.96
Class B: Net Asset Value and offering price per share ($1,972,142 ÷ 411,049 shares)A	$ 4.80

Class C: Net Asset Value and offering price per share ($2,236,713 ÷ 466,751 shares)A	$ 4.79

Total International Equity: Net Asset Value, offering price and redemption price per share ($19,625,331 ÷ 4,100,098 shares)	$ 4.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,014,159 ÷ 420,779 shares)	$ 4.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 552,764
Interest		603
Income from Fidelity Central Funds		2,412
		555,779
Less foreign taxes withheld		(53,608)
Total income		502,171

Expenses
Management fee Basic fee	$ 120,423
Performance adjustment	(14,014)
Transfer agent fees	46,749
Distribution fees	34,387
Accounting and security lending fees	8,812
Custodian fees and expenses	77,834
Independent trustees' compensation	134
Registration fees	30,797
Audit	38,794
Legal	1,006
Miscellaneous	367
Total expenses before reductions	345,289
Expense reductions	(105,181)	240,108
Net investment income (loss)		262,063
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,374,849)
Foreign currency transactions	(21,381)
Total net realized gain (loss)		(16,396,230)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,540,519
Assets and liabilities in foreign currencies	(1,214)
Total change in net unrealized appreciation (depreciation)		15,539,305
Net gain (loss)		(856,925)
Net increase (decrease) in net assets resulting from operations		$ (594,862)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 262,063	$ 857,641
Net realized gain (loss)	(16,396,230)	(10,866,711)
Change in net unrealized appreciation (depreciation)	15,539,305	(28,045,362)
Net increase (decrease) in net assets resulting from operations	(594,862)	(38,054,432)
Distributions to shareholders from net investment income	(859,670)	(15,829)
Share transactions - net increase (decrease)	(6,029,281)	77,824,722
Redemption fees	1,587	7,782
Total increase (decrease) in net assets	(7,482,226)	39,762,243

Net Assets
Beginning of period	39,762,243	-
End of period (including undistributed net investment income of $199,203 and undistributed net investment income of $796,810, respectively)	$ 32,280,017	$ 39,762,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11
Net realized and unrealized gain (loss)	(.03)	(5.21)
Total from investment operations	-	(5.10)
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.79	$ 4.90
Total Return B, C, D	.19%	(51.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A	2.00%
Expenses net of fee waivers, if any	1.50% A	1.50%
Expenses net of all reductions	1.48% A	1.48%
Net investment income (loss)	1.52% A	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,357	$ 5,944
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09
Net realized and unrealized gain (loss)	(.03)	(5.21)
Total from investment operations	-	(5.12)
Distributions from net investment income	(.09)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.79	$ 4.88
Total Return B, C, D	.10%	(51.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.34% A	2.42%
Expenses net of fee waivers, if any	1.75% A	1.75%
Expenses net of all reductions	1.73% A	1.73%
Net investment income (loss)	1.27% A	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,074	$ 2,567
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	(.03)	(5.19)
Total from investment operations	(.01)	(5.14)
Distributions from net investment income	(.05)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.80	$ 4.86
Total Return B, C, D	(.13)%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.83% A	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.23% A	2.24%
Net investment income (loss)	.77% A	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,972	$ 2,505
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	(.04)	(5.19)
Total from investment operations	(.02)	(5.14)
Distributions from net investment income	(.05)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.79	$ 4.86
Total Return B, C, D	(.23)%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.87% A	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.23% A	2.23%
Net investment income (loss)	.77% A	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,237	$ 2,787
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13
Net realized and unrealized gain (loss)	(.04)	(5.21)
Total from investment operations	-	(5.08)
Distributions from net investment income	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 4.79	$ 4.91
Total Return B, C	.31%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.87% A	1.89%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.77% A	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,625	$ 23,226
Portfolio turnover rate F	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13
Net realized and unrealized gain (loss)	(.04)	(5.21)
Total from investment operations	-	(5.08)
Distributions from net investment income	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 4.79	$ 4.91
Total Return B, C	.31%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.81% A	1.91%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.77% A	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,014	$ 2,733
Portfolio turnover rate F	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total International Equity, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,449,464
Unrealized depreciation	(14,999,655)
Net unrealized appreciation (depreciation)	$ (13,550,191)
Cost for federal income tax purposes	$ 46,262,466

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,547,794 and $23,012,899, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Total International Equity as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,276	$ 2,016
Class T	.25%	.25%	5,522	5,122
Class B	.75%	.25%	10,626	10,523
Class C	.75%	.25%	11,963	11,122
			$ 34,387	$ 28,783

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,514
Class T	175
Class B*	276
Class C*	43
$ 2,008

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,419.26
Class T	2,883.26
Class B	2,672.25
Class C	3,487.29
Total International Equity	28,700.29
Institutional Class	2,588.23
	$ 46,749

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $446 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $110 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,412.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 14,868
Class T	1.75%	6,483
Class B	2.25%	6,139
Class C	2.25%	7,403
Total International Equity	1.25%	60,235
Institutional Class	1.25%	6,225
		$ 101,353

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,828 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
From net investment income
Class A	$ 131,963	$ -
Class T	45,379	-
Class B	24,856	-
Class C	30,949	-
Total International Equity	560,888	13,264
Institutional Class	65,635	2,565
Total	$ 859,670	$ 15,829

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class A
Shares sold	241,063	1,253,571	$ 1,091,461	$ 11,409,450
Reinvestment of distributions	30,531	-	130,977	-
Shares redeemed	(575,420)	(39,357)	(2,564,493)	(262,908)
Net increase (decrease)	(303,826)	1,214,214	$ (1,342,055)	$ 11,146,542
Class T
Shares sold	20,450	536,757	$ 88,186	$ 5,311,723
Reinvestment of distributions	10,553	-	45,379	-
Shares redeemed	(123,821)	(11,156)	(552,742)	(95,096)
Net increase (decrease)	(92,818)	525,601	$ (419,177)	$ 5,216,627
Class B
Shares sold	7,984	516,780	$ 36,162	$ 5,142,958
Reinvestment of distributions	5,760	-	24,827	-
Shares redeemed	(118,291)	(1,184)	(527,935)	(8,679)
Net increase (decrease)	(104,547)	515,596	$ (466,946)	$ 5,134,279

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class C
Shares sold	35,456	576,912	$ 158,699	$ 5,653,538
Reinvestment of distributions	7,163	-	30,872	-
Shares redeemed	(149,371)	(3,409)	(661,810)	(27,077)
Net increase (decrease)	(106,752)	573,503	$ (472,239)	$ 5,626,461
Total International Equity
Shares sold	905,974	7,339,025	$ 4,093,508	$ 65,416,828
Reinvestment of distributions	124,381	1,313	533,594	12,459
Shares redeemed	(1,664,986)	(2,605,609)	(7,350,175)	(20,217,092)
Net increase (decrease)	(634,631)	4,734,729	$ (2,723,073)	$ 45,212,195
Institutional Class
Shares sold	2,987	559,428	$ 13,456	$ 5,503,211
Reinvestment of distributions	15,268	270	65,500	2,565
Shares redeemed	(154,496)	(2,678)	(684,747)	(17,158)
Net increase (decrease)	(136,241)	557,020	$ (605,791)	$ 5,488,618

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

ATIE-USAN-0609
1.853366.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total International Equity
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of Fidelity® Total International Equity Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Total International Equity Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.50%
Actual		$ 1,000.00	$ 1,001.90	$ 7.45
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class T	1.75%
Actual		$ 1,000.00	$ 1,001.00	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Class B	2.25%
Actual		$ 1,000.00	$ 998.70	$ 11.15
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Class C	2.25%
Actual		$ 1,000.00	$ 997.70	$ 11.14
HypotheticalA		$ 1,000.00	$ 1,013.64	$ 11.23
Total International Equity	1.25%
Actual		$ 1,000.00	$ 1,003.10	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Institutional Class	1.25%
Actual		$ 1,000.00	$ 1,003.10	$ 6.21
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total International Equity Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 15.6%
United Kingdom 15.1%
Switzerland 8.0%
Germany 7.0%
United States of America 6.2%
France 6.0%
Brazil 3.3%
South Africa 3.2%
Canada 2.8%
Other 32.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 14.1%
United Kingdom 13.8%
Switzerland 11.0%
Germany 8.7%
France 7.2%
United States of America 6.9%
Australia 3.6%
Spain 3.1%
Italy 2.4%
Other 29.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.5	98.4
Short-Term Investments and Net Other Assets	1.5	1.6
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3	3.5
Nestle SA (Reg.) (Switzerland, Food Products)	1.7	3.4
E.ON AG (Germany, Electric Utilities)	1.7	2.8
Toyota Motor Corp. (Japan, Automobiles)	1.6	1.7
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.6	1.9
Telefonica SA sponsored ADR (Spain, Diversified Telecommunication Services)	1.4	1.4
Royal Dutch Shell PLC Class A (United Kingdom, Oil, Gas & Consumable Fuels)	1.4	2.1
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.4	0.9
Mitsubishi UFJ Financial Group, Inc. (Japan, Commerical Banks)	1.3	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.1
	15.7
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	22.9
Consumer Discretionary	9.9	6.6
Energy	10.0	10.1
Industrials	10.1	8.5
Materials	9.7	7.0
Consumer Staples	8.4	12.9
Health Care	7.7	9.8
Telecommunication Services	7.6	6.7
Information Technology	6.9	7.9
Utilities	4.5	6.0

Semiannual Report

Fidelity Total International Equity Fund

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.6%
AMP Ltd.	35,175	$ 132,738
CSL Ltd.	7,084	177,290
Macquarie Airports unit	41,945	55,202
Macquarie Group Ltd.	3,378	82,232
Macquarie Infrastructure Group unit	58,602	57,523
QBE Insurance Group Ltd.	5,911	93,651
Sino Gold Mining Ltd. (a)	3,917	15,522
Wesfarmers Ltd.	1,901	31,293
Woolworths Ltd.	10,536	204,695
TOTAL AUSTRALIA		850,146
Austria - 0.1%
Andritz AG	240	8,157
Erste Bank AG	600	12,516
TOTAL AUSTRIA		20,673
Belgium - 1.2%
Anheuser-Busch InBev NV	10,680	326,852
Anheuser-Busch InBev NV (strip VVPR) (a)	6,080	16
Umicore SA	3,100	60,739
TOTAL BELGIUM		387,607
Bermuda - 1.3%
Aquarius Platinum Ltd. (a)	581	2,154
Aquarius Platinum Ltd. (Australia)	5,231	19,398
China Sports International Ltd.	44,000	3,121
Credicorp Ltd. (NY Shares)	300	15,006
Lazard Ltd. Class A	2,000	54,600
Orient Overseas International Ltd.	4,500	12,890
Ports Design Ltd.	86,000	130,596
Seadrill Ltd.	15,700	167,537
TOTAL BERMUDA		405,302
Brazil - 3.3%
B2W Companhia Global Do Varejo	500	7,945
Banco ABC Brasil SA	2,800	8,962
Banco Bradesco SA:
(PN)	5,000	62,187
(PN) sponsored ADR	800	9,824
BM&F BOVESPA SA	20,800	85,599
Braskem SA Class A sponsored ADR	500	2,835
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	600	9,030
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,300	$ 24,076
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	8,400	115,332
sponsored ADR	4,500	74,295
GVT Holding SA (a)	1,700	22,481
Iguatemi Empresa de Shopping Centers SA	1,700	12,842
Itau Unibanco Banco Multiplo SA ADR	6,470	88,833
Localiza Rent a Car SA	1,700	8,815
Log-in Logistica Intermodal SA	5,500	18,485
MRV Engenharia e Participacoes SA	7,600	75,446
Natura Cosmeticos SA	1,420	16,882
Net Servicos de Comunicacao SA sponsored ADR	2,900	23,606
OGX Petroleo e Gas Participacoes SA	100	42,022
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	3,600	97,128
sponsored ADR	6,700	224,919
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	1,200	18,660
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	2,500	21,850
TOTAL BRAZIL		1,072,054
Canada - 2.8%
Addax Petroleum, Inc.	500	13,761
Agnico-Eagle Mines Ltd. (Canada)	2,360	104,329
Cameco Corp.	2,200	50,517
Canadian Natural Resources Ltd.	1,700	78,372
Eldorado Gold Corp. (a)	1,200	9,534
Fairfax Financial Holdings Ltd.	300	79,346
First Quantum Minerals Ltd.	1,200	46,411
ING Canada, Inc.	800	23,170
Niko Resources Ltd.	1,190	60,226
Petrobank Energy & Resources Ltd. (a)	9,600	206,361
Potash Corp. of Saskatchewan, Inc.	300	25,770
Power Corp. of Canada (sub. vtg.)	2,400	44,872
Sino-Forest Corp. (a)	1,600	13,999
Suncor Energy, Inc.	2,600	65,433
Toronto-Dominion Bank	2,300	90,786
TOTAL CANADA		912,887
Cayman Islands - 0.8%
Bosideng International Holdings Ltd.	26,000	2,101
Chaoda Modern Agriculture (Holdings) Ltd.	168,216	95,118
China Dongxiang Group Co. Ltd.	15,000	7,285
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Infrastructure Machinery Holdings Ltd.	24,000	$ 18,082
CNinsure, Inc. ADR (a)	500	3,810
Foxconn International Holdings Ltd. (a)	23,000	14,174
Himax Technologies, Inc. sponsored ADR	3,800	10,298
Integra Group Holdings unit (a)	5,700	9,574
Stella International Holdings Ltd.	14,000	18,550
Subsea 7, Inc. (a)	3,500	26,160
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	900	13,437
Xinao Gas Holdings Ltd.	12,000	16,403
Yingli Green Energy Holding Co. Ltd. ADR (a)	2,300	16,054
TOTAL CAYMAN ISLANDS		251,046
China - 2.0%
Baidu.com, Inc. sponsored ADR (a)	100	23,290
China BlueChemical Ltd. (H shares)	15,000	7,957
China Communications Construction Co. Ltd. (H Shares)	23,000	27,280
China Construction Bank Corp. (H Shares)	141,000	81,402
China Gas Holdings Ltd.	104,000	19,073
China Merchants Bank Co. Ltd. (H Shares)	46,000	82,189
China National Materials Co. Ltd. (a)	16,000	12,163
China Nepstar Chain Drugstore Ltd. ADR	800	4,032
China Shenhua Energy Co. Ltd. (H Shares)	12,000	33,178
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	29,000	13,010
China Yurun Food Group Ltd.	16,000	18,950
China Zaino International Ltd.	10,000	1,756
Golden Eagle Retail Group Ltd. (H Shares)	16,000	12,915
Industrial & Commercial Bank of China Ltd.	197,000	112,070
Li Ning Co. Ltd.	9,500	19,441
Nine Dragons Paper (Holdings) Ltd.	97,000	43,904
Parkson Retail Group Ltd.	11,000	13,815
PICC Property & Casualty Co. Ltd. (H Shares) (a)	20,000	11,289
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	9,000	55,597
Tencent Holdings Ltd.	2,800	24,748
ZTE Corp. (H Shares)	6,240	21,037
TOTAL CHINA		639,096
Cyprus - 0.0%
XXI Century Investments Public Ltd. (a)	1,000	489
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	850	35,090
Denmark - 0.7%
Novo Nordisk AS Series B sponsored ADR	2,400	114,024
Common Stocks - continued
	Shares	Value
Denmark - continued
Vestas Wind Systems AS (a)	1,100	$ 71,399
Vestas Wind Systems AS (a)(f)	500	32,992
TOTAL DENMARK		218,415
Egypt - 0.1%
Eastern Tobacco Co.	390	10,730
Orascom Construction Industries SAE	480	13,724
Telecom Egypt SAE	4,500	12,668
TOTAL EGYPT		37,122
Finland - 1.0%
Nokia Corp. sponsored ADR (d)	13,500	190,890
Nokian Tyres PLC	4,802	75,813
Outotec Oyj	1,900	40,284
Poyry Oyj	512	6,361
TOTAL FINLAND		313,348
France - 6.0%
Alstom SA	188	11,716
Audika SA	3,250	78,424
AXA SA sponsored ADR	20,200	347,036
BNP Paribas SA	5,000	263,149
Compagnie de St. Gobain	1,670	59,896
Danone	1,036	49,266
Delachaux SA	791	43,942
GDF Suez (d)	6,181	220,524
Laurent-Perrier Group	410	24,045
Pernod Ricard SA	409	24,152
Pernod Ricard SA rights 4/29/09 (a)	409	1,746
Remy Cointreau SA	1,171	38,592
Saft Groupe SA	580	17,747
Societe Generale Series A	2,200	112,409
Total SA:
Series B	6,600	330,149
sponsored ADR	3,600	178,992
Unibail-Rodamco	1,000	149,086
TOTAL FRANCE		1,950,871
Georgia - 0.1%
Bank of Georgia unit (a)	5,300	21,200
Germany - 7.0%
Allianz AG sponsored ADR	32,300	292,638
Common Stocks - continued
	Shares	Value
Germany - continued
BASF AG	1,600	$ 59,740
Bayer AG	1,900	93,388
Bilfinger Berger AG	250	11,755
Daimler AG	9,600	342,720
Deutsche Bank AG	1,100	57,674
DIC Asset AG	1,200	9,457
E.ON AG	16,500	552,887
GEA Group AG	1,400	18,223
GFK AG	2,100	48,741
Linde AG	800	63,075
Metro AG	800	33,665
Munich Re Group (Reg.)	2,900	396,542
Siemens AG sponsored ADR	2,700	180,711
Software AG (Bearer)	610	37,723
Vossloh AG	560	57,092
TOTAL GERMANY		2,256,031
Greece - 0.4%
Public Power Corp. of Greece	4,600	88,649
Terna Energy SA	8,549	50,953
TOTAL GREECE		139,602
Hong Kong - 2.3%
China Mobile (Hong Kong) Ltd.	9,500	82,035
China Mobile (Hong Kong) Ltd. sponsored ADR	700	30,212
China Overseas Land & Investment Ltd.	65,564	114,194
China Resources Power Holdings Co. Ltd.	6,000	13,445
CNOOC Ltd.	25,000	27,908
CNOOC Ltd. sponsored ADR	460	51,221
CNPC (Hong Kong) Ltd.	30,000	14,885
Hong Kong Exchange & Clearing Ltd.	12,900	148,587
Shanghai Industrial Holdings Ltd. (H Shares)	7,000	23,850
Swire Pacific Ltd. (A Shares)	31,500	246,232
TOTAL HONG KONG		752,569
Hungary - 0.0%
OTP Bank Ltd. (a)	1,100	14,384
India - 1.7%
Bank of Baroda	1,000	6,611
Bharat Heavy Electricals Ltd.	796	26,679
Bharti Airtel Ltd. (a)	16,278	248,092
Educomp Solutions Ltd.	200	10,050
Common Stocks - continued
	Shares	Value
India - continued
Godrej Consumer Products Ltd.	6,000	$ 16,930
Housing Development Finance Corp. Ltd.	800	27,980
Infosys Technologies Ltd.	530	16,217
Infosys Technologies Ltd. sponsored ADR	900	27,729
IVRCL Infrastructures & Projects Ltd.	7,100	22,916
Jain Irrigation Systems Ltd.	2,280	23,081
Pantaloon Retail India Ltd.	5,418	20,809
Pantaloon Retail India Ltd. Class B	341	839
Piramal Healthcare Ltd.	5,000	23,396
Reliance Industries Ltd. GDR (Reg. S) (e)	424	32,309
Rural Electrification Corp. Ltd.	130	272
Satyam Computer Services Ltd. sponsored ADR	100	180
Suzlon Energy Ltd.	20,812	26,865
Tata Power Co. Ltd.	1,000	18,159
Union Bank of India	2,000	6,653
TOTAL INDIA		555,767
Indonesia - 0.4%
PT Bank Central Asia Tbk	105,500	33,264
PT Bank Rakyat Indonesia Tbk	89,500	48,857
PT Perusahaan Gas Negara Tbk Series B	102,000	24,960
PT Telkomunikasi Indonesia Tbk Series B	35,000	25,859
TOTAL INDONESIA		132,940
Ireland - 0.8%
CRH PLC	485	12,605
CRH PLC sponsored ADR	9,100	234,052
Dragon Oil PLC (a)	5,000	18,996
Kerry Group PLC Class A	400	8,196
TOTAL IRELAND		273,849
Israel - 0.8%
Cellcom Israel Ltd.	700	15,253
Israel Chemicals Ltd.	3,000	25,228
Mellanox Technologies Ltd. (a)	800	8,160
Mizrahi Tefahot Bank Ltd.	1,500	8,379
Nice Systems Ltd. sponsored ADR (a)	400	10,244
Partner Communications Co. Ltd. ADR	5,500	89,375
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,100	92,169
TOTAL ISRAEL		248,808
Italy - 2.2%
Azimut Holdings SpA	8,800	61,479
Common Stocks - continued
	Shares	Value
Italy - continued
ENI SpA sponsored ADR	4,000	$ 170,760
Finmeccanica SpA	6,500	91,542
UniCredit SpA	160,700	391,197
TOTAL ITALY		714,978
Japan - 15.6%
Alpen Co. Ltd.	100	1,652
Autobacs Seven Co. Ltd.	2,600	71,092
Daikoku Denki Co. Ltd.	500	5,751
Denso Corp.	9,600	226,991
East Japan Railway Co.	3,800	214,182
Eisai Co. Ltd.	1,000	26,842
Fanuc Ltd.	1,100	79,399
FCC Co. Ltd.	600	7,604
Glory Ltd.	400	7,342
Japan Retail Fund Investment Corp.	7	24,486
JSR Corp.	3,000	36,562
Kamigumi Co. Ltd.	1,000	6,425
Kansai Electric Power Co., Inc.	4,300	87,584
Keyence Corp.	310	54,759
Kobayashi Pharmaceutical Co. Ltd.	3,100	100,861
Konica Minolta Holdings, Inc.	9,000	74,364
Miraca Holdings, Inc.	6,200	126,574
Mitsubishi Estate Co. Ltd.	2,000	26,149
Mitsubishi UFJ Financial Group, Inc.	38,200	208,429
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	38,880	210,730
Mitsui & Co. Ltd.	38,100	404,212
Nagaileben Co. Ltd.	2,100	37,334
NGK Insulators Ltd.	6,200	95,109
Nihon Parkerizing Co. Ltd.	1,000	8,339
Nintendo Co. Ltd.	200	53,840
Nippon Electric Glass Co. Ltd.	3,000	24,419
Nippon Seiki Co. Ltd.	8,000	72,175
Nippon Thompson Co. Ltd.	16,000	69,192
Nitta Corp.	200	2,299
Obic Co. Ltd.	450	61,104
Ohashi Technica, Inc.	300	1,858
ORIX Corp.	890	41,692
Osaka Gas Co. Ltd.	83,000	263,088
Osaka Securities Exchange Co. Ltd.	25	79,422
OSG Corp.	1,200	7,557
Ozeki Co. Ltd.	4,200	104,594
Common Stocks - continued
	Shares	Value
Japan - continued
Pal Co. Ltd.	250	$ 3,827
Promise Co. Ltd.	13,250	175,127
SAZABY, Inc.	300	3,206
Seven & i Holdings Co., Ltd.	1,500	33,904
SHIMANO, Inc.	200	5,918
Shin-Etsu Chemical Co., Ltd.	2,100	102,092
Shiseido Co. Ltd.	4,000	70,244
SHO-BOND Holdings Co. Ltd.	600	10,790
Sony Financial Holdings, Inc.	43	135,322
Sparx Group Co. Ltd.	40	5,246
Sumitomo Corp.	9,600	83,585
Sumitomo Metal Industries Ltd.	30,000	70,294
Sumitomo Mitsui Financial Group, Inc.	5,600	194,264
The Nippon Synthetic Chemical Industry Co. Ltd.	16,000	55,785
THK Co. Ltd.	700	9,711
Toho Holdings Co. Ltd.	800	7,741
Tokuyama Corp.	13,000	77,541
Tokyo Gas Co. Ltd.	20,000	75,843
Toyota Motor Corp.	13,100	518,613
Tsumura & Co.	3,900	106,832
Tsutsumi Jewelry Co. Ltd.	500	8,212
USS Co. Ltd.	3,190	144,595
Xebio Co. Ltd.	4,900	75,307
Yamada Denki Co. Ltd.	3,080	141,905
Yamato Kogyo Co. Ltd.	200	4,544
TOTAL JAPAN		5,044,460
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan unit	13,500	49,950
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,300	23,088
TOTAL KAZAKHSTAN		73,038
Korea (South) - 1.4%
GS Engineering & Construction Corp.	374	19,724
Hana Financial Group, Inc.	1,710	29,570
Hyundai Industrial Development & Construction Co.	876	27,418
Hyunjin Materials Co. Ltd.	988	29,880
KT&G Corp.	306	16,904
MegaStudy Co. Ltd.	100	16,980
NHN Corp. (a)	829	100,868
POSCO sponsored ADR	700	53,879
Samsung Electronics Co. Ltd.	198	91,718
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	549	$ 13,635
Shinhan Financial Group Co. Ltd. sponsored ADR	800	39,480
TOTAL KOREA (SOUTH)		440,056
Luxembourg - 0.3%
ArcelorMittal SA:
(Netherlands)	1,600	37,469
(NY Shares) Class A	2,300	54,234
Evraz Group SA GDR	1,000	13,150
TOTAL LUXEMBOURG		104,853
Malaysia - 0.0%
DiGi.com Bhd	2,400	15,034
Mexico - 1.7%
America Movil SAB de CV Series L sponsored ADR	8,350	274,298
Cemex SA de CV sponsored ADR	5,800	43,384
Fomento Economico Mexicano SAB de CV sponsored ADR	2,600	73,606
Grupo Televisa SA de CV (CPO) sponsored ADR	1,700	26,316
Telmex Internacional SAB de CV Series L ADR	1,300	13,494
Wal-Mart de Mexico SA de CV Series V	45,200	123,268
TOTAL MEXICO		554,366
Netherlands - 1.7%
Aalberts Industries NV	800	6,106
ASML Holding NV (NY Shares)	10,150	214,673
Gemalto NV (a)	2,300	72,402
Heineken NV (Bearer)	1,000	29,708
James Hardie Industries NV sponsored ADR	400	6,524
Koninklijke KPN NV	12,300	147,835
QIAGEN NV (a)	4,100	67,568
TOTAL NETHERLANDS		544,816
Norway - 0.9%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	6,000	5,068
DnB Nor ASA	20,400	126,955
Orkla ASA (A Shares)	17,000	121,686
Petroleum Geo-Services ASA (a)	6,800	32,892
TOTAL NORWAY		286,601
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.4%
Lihir Gold Ltd. sponsored ADR (a)	3,750	$ 80,250
Oil Search Ltd.	12,335	46,010
TOTAL PAPUA NEW GUINEA		126,260
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	800	16,928
Philippines - 0.4%
Jollibee Food Corp.	55,200	52,790
Philippine Long Distance Telephone Co.	300	13,628
Philippine Long Distance Telephone Co. sponsored ADR	1,600	73,392
TOTAL PHILIPPINES		139,810
Russia - 0.7%
Bank St. Petersburg OJSC	700	598
Lukoil Oil Co. sponsored ADR	1,300	57,356
OAO Gazprom sponsored ADR	3,780	66,906
OJSC MMC Norilsk Nickel sponsored ADR	3,000	24,750
OJSC Oil Company Rosneft GDR (Reg. S)	6,400	33,017
Sberbank (Savings Bank of the Russian Federation) GDR	190	26,693
TOTAL RUSSIA		209,320
Singapore - 1.1%
DBS Group Holdings Ltd.	27,000	173,252
Keppel Land Ltd.	27,000	31,368
Singapore Exchange Ltd.	27,000	114,347
Wing Tai Holdings Ltd.	51,000	30,314
TOTAL SINGAPORE		349,281
South Africa - 3.2%
Absa Group Ltd.	1,473	16,993
African Bank Investments Ltd.	2,600	8,241
African Rainbow Minerals Ltd.	13,463	181,945
AngloGold Ashanti Ltd. sponsored ADR	800	24,640
Aspen Pharmacare Holdings Ltd.	2,100	10,659
Exxaro Resources Ltd.	2,300	16,867
FirstRand Ltd.	16,900	25,822
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	1,900	17,708
Impala Platinum Holdings Ltd.	6,900	131,878
Imperial Holdings Ltd.	1,489	9,543
JSE Ltd.	9,800	60,165
Lewis Group Ltd.	1,600	7,902
Mr. Price Group Ltd.	26,600	81,445
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	26,303	$ 341,598
Mvelaphanda Resources Ltd. (a)	3,422	12,434
Naspers Ltd. Class N	900	18,346
New Clicks Holdings Ltd.	4,600	8,873
Sasol Ltd. sponsored ADR	900	27,099
Shoprite Holdings Ltd.	2,700	16,180
TOTAL SOUTH AFRICA		1,018,338
Spain - 2.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	3,759	40,672
Banco Santander SA	4,300	40,854
Grifols SA	6,549	114,890
Inditex SA	1,900	80,990
Prosegur Comp Securidad SA (Reg.)	2,291	65,407
Telefonica SA sponsored ADR	8,140	458,201
TOTAL SPAIN		801,014
Sweden - 0.7%
H&M Hennes & Mauritz AB (B Shares)	2,900	129,086
Swedish Match Co.	4,500	64,205
Telefonaktiebolaget LM Ericsson (B Shares)	4,800	40,764
TOTAL SWEDEN		234,055
Switzerland - 8.0%
ABB Ltd. sponsored ADR	6,200	88,164
Actelion Ltd. (Reg.) (a)	2,085	94,967
Bank Sarasin & Co. Ltd. Series B (Reg.)	4,815	114,750
Credit Suisse Group sponsored ADR	1,800	68,904
EFG International	7,440	89,987
Nestle SA (Reg.)	17,283	563,221
Novartis AG sponsored ADR	4,700	178,177
Roche Holding AG (participation certificate)	5,978	753,639
Sonova Holding AG	3,341	216,128
Transocean Ltd. (a)	2,220	149,806
Zurich Financial Services AG (Reg.)	1,397	259,537
TOTAL SWITZERLAND		2,577,280
Taiwan - 0.8%
Acer, Inc.	5,000	9,553
Asia Cement Corp.	20,000	20,586
Hon Hai Precision Industry Co. Ltd. (Foxconn)	39,100	112,844
HTC Corp.	2,600	35,196
Innolux Display Corp.	31,900	35,167
Common Stocks - continued
	Shares	Value
Taiwan - continued
Powertech Technology, Inc.	5,500	$ 11,454
Taiwan Mobile Co. Ltd.	10,000	15,785
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	11,842
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000	10,570
TOTAL TAIWAN		262,997
Thailand - 0.2%
PTT Exploration & Production PCL (For. Reg.)	7,100	20,826
Siam Commercial Bank PCL (For. Reg.)	28,100	47,981
TOTAL THAILAND		68,807
Turkey - 0.7%
Anadolu Efes Biracilik ve Malt Sanyii AS	15,330	109,209
Asya Katilim Bankasi AS	12,200	11,664
Coca-Cola Icecek AS	3,350	15,805
Enka Insaat ve Sanayi AS	4,450	19,049
Tupras-Turkiye Petrol Rafinerileri AS	3,500	34,995
Turkiye Garanti Bankasi AS (a)	12,200	25,616
TOTAL TURKEY		216,338
United Kingdom - 15.1%
Aberdeen Asset Management PLC	28,700	55,636
Aegis Group PLC	32,400	43,359
Anglo American PLC (United Kingdom)	2,942	63,283
AstraZeneca PLC (United Kingdom)	2,000	70,005
Autonomy Corp. PLC (a)	4,715	98,880
Babcock International Group PLC	1,200	7,695
BAE Systems PLC	40,000	210,331
Begbies Traynor Group PLC	3,400	5,567
BG Group PLC	17,400	277,737
BHP Billiton PLC	2,300	47,719
BHP Billiton PLC ADR (d)	9,600	401,664
Bovis Homes Group PLC	11,748	79,531
BP PLC sponsored ADR	1,500	63,690
British American Tobacco PLC sponsored ADR	1,400	68,068
Cairn Energy PLC (a)	300	9,402
Cobham PLC	22,500	58,268
Derwent London PLC	600	7,388
easyJet PLC (a)	15,100	70,171
Great Portland Estates PLC	9,100	41,029
H&T Group PLC	2,700	7,750
HSBC Holdings PLC (United Kingdom) (Reg.)	12,130	86,230
Imperial Tobacco Group PLC	700	15,965
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Informa PLC	24,000	$ 104,858
InterContinental Hotel Group PLC ADR	600	5,682
Johnson Matthey PLC	4,200	74,139
Man Group PLC	62,975	232,685
Misys PLC	41,300	84,262
Persimmon PLC	15,900	88,652
Prudential PLC	29,800	171,217
Randgold Resources Ltd. sponsored ADR	300	14,520
Reckitt Benckiser Group PLC	4,900	192,278
Rio Tinto PLC:
(Reg.)	2,300	93,417
sponsored ADR	990	161,321
Royal Dutch Shell PLC:
Class A (United Kingdom)	4,800	110,467
Class A sponsored ADR	7,500	342,600
Serco Group PLC	34,600	186,602
Shaftesbury PLC	9,500	48,985
Spirax-Sarco Engineering PLC	6,384	80,404
SSL International PLC	4,000	28,033
Standard Chartered PLC:
(Hong Kong)	950	14,301
(United Kingdom)	13,700	211,850
Ted Baker PLC	12,075	65,901
Tesco PLC	24,900	123,329
Ultra Electronics Holdings PLC	900	15,774
Victrex PLC	8,018	63,335
Vodafone Group PLC	33,100	60,814
Vodafone Group PLC sponsored ADR	18,800	344,980
Wolseley PLC	2,496	44,748
WPP PLC	15,200	103,959
Xstrata PLC	1,600	14,101
TOTAL UNITED KINGDOM		4,872,582
United States of America - 4.7%
Advanced Energy Industries, Inc. (a)	9,381	79,082
Airgas, Inc.	1,080	46,570
Allergan, Inc.	1,400	65,324
Autoliv, Inc.	3,600	88,812
Berkshire Hathaway, Inc. Class B (a)	29	88,885
CTC Media, Inc. (a)	1,600	12,544
CyberSource Corp. (a)	7,800	113,958
Dril-Quip, Inc. (a)	130	4,469
Common Stocks - continued
	Shares	Value
United States of America - continued
FMC Technologies, Inc. (a)	950	$ 32,519
Freeport-McMoRan Copper & Gold, Inc. Class B	500	21,325
Gilead Sciences, Inc. (a)	1,000	45,800
Goldman Sachs Group, Inc.	500	64,250
Juniper Networks, Inc. (a)	3,000	64,950
Martin Marietta Materials, Inc.	600	50,418
MasterCard, Inc. Class A	300	55,035
Mohawk Industries, Inc. (a)	2,740	129,629
Philip Morris International, Inc.	1,700	61,540
Pricesmart, Inc.	7,495	133,786
Varian Semiconductor Equipment Associates, Inc. (a)	3,400	87,006
Visa, Inc.	4,360	283,226
TOTAL UNITED STATES OF AMERICA		1,529,128
TOTAL COMMON STOCKS (Cost $44,138,448)		31,689,636
Nonconvertible Preferred Stocks - 0.4%

Italy - 0.4%
Fiat SpA (Risparmio Shares)	5,300	32,000
Telecom Italia SpA (Risparmio Shares)	104,200	93,064
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $178,595)		125,064
Money Market Funds - 1.6%

Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $512,575)	512,575	512,575
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $385,000)	$ 385,002	$ 385,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $45,214,618)		32,712,275
NET OTHER ASSETS - (1.3)%		(432,258)
NET ASSETS - 100%		$ 32,280,017
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,309 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,992 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Vestas Wind Systems AS	4/29/09	$ 28,726
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$385,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 68,285
Barclays Capital, Inc.	10,923
Credit Suisse Securities (USA) LLC	14,188
Deutsche Bank Securities, Inc.	144,189
HSBC Securities (USA), Inc.	109,233
Mizuho Securities USA, Inc.	10,923
Societe Generale, New York Branch	27,259
$ 385,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 2,412
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 32,712,275	$ 12,928,396	$ 19,783,879	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 16,955
Total Realized Gain (Loss)	(71,038)
Total Unrealized Gain (Loss)	64,053
Cost of Purchases	-
Proceeds of Sales	(9,970)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $10,058,675 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $502,951 and repurchase agreements of $385,000) - See accompanying schedule: Unaffiliated issuers (cost $44,702,043)	$ 32,199,700
Fidelity Central Funds (cost $512,575)	512,575
Total Investments (cost $45,214,618)		$ 32,712,275
Foreign currency held at value (cost $84)		84
Receivable for investments sold		387,098
Receivable for fund shares sold		27,231
Dividends receivable		219,594
Distributions receivable from Fidelity Central Funds		2,465
Prepaid expenses		300
Receivable from investment adviser for expense reductions		8,364
Other receivables		1,931
Total assets		33,359,342

Liabilities
Payable to custodian bank	$ 55,082
Payable for investments purchased	411,303
Payable for fund shares redeemed	14,443
Accrued management fee	16,693
Distribution fees payable	5,297
Other affiliated payables	8,925
Other payables and accrued expenses	55,007
Collateral on securities loaned, at value	512,575
Total liabilities		1,079,325

Net Assets		$ 32,280,017
Net Assets consist of:
Paid in capital		$ 71,804,810
Undistributed net investment income		199,203
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(27,217,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(12,506,057)
Net Assets		$ 32,280,017

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,357,364 ÷ 910,388 shares)	$ 4.79

Maximum offering price per share (100/94.25 of $4.79)	$ 5.08
Class T: Net Asset Value and redemption price per share ($2,074,308 ÷ 432,783 shares)	$ 4.79

Maximum offering price per share (100/96.50 of $4.79)	$ 4.96
Class B: Net Asset Value and offering price per share ($1,972,142 ÷ 411,049 shares)A	$ 4.80

Class C: Net Asset Value and offering price per share ($2,236,713 ÷ 466,751 shares)A	$ 4.79

Total International Equity: Net Asset Value, offering price and redemption price per share ($19,625,331 ÷ 4,100,098 shares)	$ 4.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,014,159 ÷ 420,779 shares)	$ 4.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total International Equity Fund

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 552,764
Interest		603
Income from Fidelity Central Funds		2,412
		555,779
Less foreign taxes withheld		(53,608)
Total income		502,171

Expenses
Management fee Basic fee	$ 120,423
Performance adjustment	(14,014)
Transfer agent fees	46,749
Distribution fees	34,387
Accounting and security lending fees	8,812
Custodian fees and expenses	77,834
Independent trustees' compensation	134
Registration fees	30,797
Audit	38,794
Legal	1,006
Miscellaneous	367
Total expenses before reductions	345,289
Expense reductions	(105,181)	240,108
Net investment income (loss)		262,063
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,374,849)
Foreign currency transactions	(21,381)
Total net realized gain (loss)		(16,396,230)
Change in net unrealized appreciation (depreciation) on: Investment securities	15,540,519
Assets and liabilities in foreign currencies	(1,214)
Total change in net unrealized appreciation (depreciation)		15,539,305
Net gain (loss)		(856,925)
Net increase (decrease) in net assets resulting from operations		$ (594,862)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 262,063	$ 857,641
Net realized gain (loss)	(16,396,230)	(10,866,711)
Change in net unrealized appreciation (depreciation)	15,539,305	(28,045,362)
Net increase (decrease) in net assets resulting from operations	(594,862)	(38,054,432)
Distributions to shareholders from net investment income	(859,670)	(15,829)
Share transactions - net increase (decrease)	(6,029,281)	77,824,722
Redemption fees	1,587	7,782
Total increase (decrease) in net assets	(7,482,226)	39,762,243

Net Assets
Beginning of period	39,762,243	-
End of period (including undistributed net investment income of $199,203 and undistributed net investment income of $796,810, respectively)	$ 32,280,017	$ 39,762,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11
Net realized and unrealized gain (loss)	(.03)	(5.21)
Total from investment operations	-	(5.10)
Distributions from net investment income	(.11)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.79	$ 4.90
Total Return B, C, D	.19%	(51.00)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.10% A	2.00%
Expenses net of fee waivers, if any	1.50% A	1.50%
Expenses net of all reductions	1.48% A	1.48%
Net investment income (loss)	1.52% A	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,357	$ 5,944
Portfolio turnover rate G	99% A	91%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09
Net realized and unrealized gain (loss)	(.03)	(5.21)
Total from investment operations	-	(5.12)
Distributions from net investment income	(.09)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.79	$ 4.88
Total Return B, C, D	.10%	(51.20)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.34% A	2.42%
Expenses net of fee waivers, if any	1.75% A	1.75%
Expenses net of all reductions	1.73% A	1.73%
Net investment income (loss)	1.27% A	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,074	$ 2,567
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	(.03)	(5.19)
Total from investment operations	(.01)	(5.14)
Distributions from net investment income	(.05)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.80	$ 4.86
Total Return B, C, D	(.13)%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.83% A	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.23% A	2.24%
Net investment income (loss)	.77% A	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,972	$ 2,505
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 4.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	(.04)	(5.19)
Total from investment operations	(.02)	(5.14)
Distributions from net investment income	(.05)	-
Redemption fees added to paid in capital E, J	-	-
Net asset value, end of period	$ 4.79	$ 4.86
Total Return B, C, D	(.23)%	(51.40)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.87% A	2.92%
Expenses net of fee waivers, if any	2.25% A	2.25%
Expenses net of all reductions	2.23% A	2.23%
Net investment income (loss)	.77% A	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,237	$ 2,787
Portfolio turnover rate G	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2007 (commencement of operations) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total International Equity

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13
Net realized and unrealized gain (loss)	(.04)	(5.21)
Total from investment operations	-	(5.08)
Distributions from net investment income	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 4.79	$ 4.91
Total Return B, C	.31%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.87% A	1.89%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.77% A	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,625	$ 23,226
Portfolio turnover rate F	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Year ended October 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 4.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13
Net realized and unrealized gain (loss)	(.04)	(5.21)
Total from investment operations	-	(5.08)
Distributions from net investment income	(.12)	(.01)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 4.79	$ 4.91
Total Return B, C	.31%	(50.87)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.81% A	1.91%
Expenses net of fee waivers, if any	1.25% A	1.25%
Expenses net of all reductions	1.23% A	1.23%
Net investment income (loss)	1.77% A	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,014	$ 2,733
Portfolio turnover rate F	99% A	91%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2007 (commencement of operations) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Total International Equity, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,449,464
Unrealized depreciation	(14,999,655)
Net unrealized appreciation (depreciation)	$ (13,550,191)
Cost for federal income tax purposes	$ 46,262,466

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,547,794 and $23,012,899, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Total International Equity as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2008. Subsequent months will be added until the performance period includes 36 months. For the period, the total

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,276	$ 2,016
Class T	.25%	.25%	5,522	5,122
Class B	.75%	.25%	10,626	10,523
Class C	.75%	.25%	11,963	11,122
			$ 34,387	$ 28,783

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,514
Class T	175
Class B*	276
Class C*	43
$ 2,008

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,419.26
Class T	2,883.26
Class B	2,672.25
Class C	3,487.29
Total International Equity	28,700.29
Institutional Class	2,588.23
	$ 46,749

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $446 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $110 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,412.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.50%	$ 14,868
Class T	1.75%	6,483
Class B	2.25%	6,139
Class C	2.25%	7,403
Total International Equity	1.25%	60,235
Institutional Class	1.25%	6,225
		$ 101,353

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,828 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
From net investment income
Class A	$ 131,963	$ -
Class T	45,379	-
Class B	24,856	-
Class C	30,949	-
Total International Equity	560,888	13,264
Institutional Class	65,635	2,565
Total	$ 859,670	$ 15,829

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class A
Shares sold	241,063	1,253,571	$ 1,091,461	$ 11,409,450
Reinvestment of distributions	30,531	-	130,977	-
Shares redeemed	(575,420)	(39,357)	(2,564,493)	(262,908)
Net increase (decrease)	(303,826)	1,214,214	$ (1,342,055)	$ 11,146,542
Class T
Shares sold	20,450	536,757	$ 88,186	$ 5,311,723
Reinvestment of distributions	10,553	-	45,379	-
Shares redeemed	(123,821)	(11,156)	(552,742)	(95,096)
Net increase (decrease)	(92,818)	525,601	$ (419,177)	$ 5,216,627
Class B
Shares sold	7,984	516,780	$ 36,162	$ 5,142,958
Reinvestment of distributions	5,760	-	24,827	-
Shares redeemed	(118,291)	(1,184)	(527,935)	(8,679)
Net increase (decrease)	(104,547)	515,596	$ (466,946)	$ 5,134,279

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008	Six months ended April 30, 2009	For the period November 1, 2007 (commencement of operations) to October 31, 2008
Class C
Shares sold	35,456	576,912	$ 158,699	$ 5,653,538
Reinvestment of distributions	7,163	-	30,872	-
Shares redeemed	(149,371)	(3,409)	(661,810)	(27,077)
Net increase (decrease)	(106,752)	573,503	$ (472,239)	$ 5,626,461
Total International Equity
Shares sold	905,974	7,339,025	$ 4,093,508	$ 65,416,828
Reinvestment of distributions	124,381	1,313	533,594	12,459
Shares redeemed	(1,664,986)	(2,605,609)	(7,350,175)	(20,217,092)
Net increase (decrease)	(634,631)	4,734,729	$ (2,723,073)	$ 45,212,195
Institutional Class
Shares sold	2,987	559,428	$ 13,456	$ 5,503,211
Reinvestment of distributions	15,268	270	65,500	2,565
Shares redeemed	(154,496)	(2,678)	(684,747)	(17,158)
Net increase (decrease)	(136,241)	557,020	$ (605,791)	$ 5,488,618

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 29% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

ATIEI-USAN-0609
1.853359.101

Fidelity®
International Small Cap
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.65%
Actual		$ 1,000.00	$ 1,035.30	$ 8.33
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,033.80	$ 9.58
Hypothetical A		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,030.90	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,030.80	$ 12.08
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap	1.50%
Actual		$ 1,000.00	$ 1,034.90	$ 7.57
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,035.80	$ 7.07
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 25.9%
United Kingdom 20.6%
France 8.2%
Australia 7.9%
Germany 6.6%
United States of America 6.3%
Netherlands 2.5%
Hong Kong 2.5%
Switzerland 2.0%
Other 17.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 32.3%
United Kingdom 19.7%
United States of America 8.3%
Australia 7.6%
Germany 6.5%
France 5.3%
Switzerland 2.6%
Sweden 1.7%
Spain 1.7%
Other 14.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	94.6	92.5
Short-Term Investments and Net Other Assets	5.4	7.5
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Autonomy Corp. PLC (United Kingdom, Software)	1.4	0.9
ASOS PLC (United Kingdom, Internet & Catalog Retail)	1.4	1.3
Playtech Ltd. (British Virgin Islands, Software)	1.1	0.6
SDL PLC (United Kingdom, Software)	1.1	0.8
Meetic (France, Internet Software & Services)	1.0	0.6
SeLoger.com (France, Media)	1.0	0.5
Red Back Mining, Inc. (Canada, Metals & Mining)	1.0	0.5
Vestas Wind Systems AS (Denmark, Electrical Equipment)	1.0	0.6
Datacash Group PLC (United Kingdom, IT Services)	0.9	1.0
QIAGEN NV (Netherlands, Life Sciences Tools & Services)	0.9	0.7
	10.8
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.3	14.8
Information Technology	16.3	12.8
Industrials	15.5	14.8
Health Care	14.1	19.4
Financials	12.5	9.1
Materials	8.1	6.4
Energy	6.0	6.0
Consumer Staples	2.6	5.1
Telecommunication Services	1.2	1.3
Utilities	0.8	2.6

Semiannual Report

Investments April 30, 2009

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Australia - 7.9%
AGL Energy Ltd.	41,046	$ 451,250
Allied Gold Ltd. (a)	2,618,907	609,346
Allied Gold Ltd. (United Kingdom) (a)	5,582,300	1,312,960
Ansell Ltd.	95,235	580,276
Australian Worldwide Exploration Ltd.	517,887	918,796
Centamin Egypt Ltd. (a)	5,409,550	4,368,451
Centennial Coal Co. Ltd.	307,449	406,854
Coal of Africa Ltd. (a)	2,537,804	2,521,407
CopperCo Ltd. (a)	3,342,244	24
David Jones Ltd.	1,228,763	2,707,104
Dominos Pizza Enterprises Ltd.	186,023	416,593
Energy Resources of Australia Ltd.	58,759	892,925
Healthscope Ltd.	210,069	591,108
Invocare Ltd.	317,832	1,180,899
Iress Market Technology Ltd. (d)	319,947	1,388,822
JB Hi-Fi Ltd. (d)	346,322	3,434,698
Metcash Ltd.	252,225	762,914
Monto Minerals Ltd. (a)	8,206,552	121
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	22
Navitas Ltd.	1,322,105	2,201,383
Newcrest Mining Ltd.	22,056	480,145
Nufarm Ltd.	125,830	1,210,426
OZ Minerals Ltd.	882,090	481,026
Paladin Energy Ltd. (a)(d)	669,503	2,244,128
Primary Health Care Ltd.	296,216	939,051
QBE Insurance Group Ltd.	172,295	2,729,757
Ramsay Health Care Ltd.	155,226	1,044,000
SAI Global Ltd.	742,517	1,376,704
Seek Ltd. (d)	518,972	1,241,464
Sigma Pharmaceuticals Ltd.	783,310	637,890
Sonic Healthcare Ltd.	40,015	339,247
Tianshan Goldfields Ltd. (a)	944,712	49,457
United Group Ltd.	280,367	1,957,007
Westfield Group unit	54,397	424,394
WorleyParsons Ltd.	30,013	398,696
Wotif.com Holdings Ltd.	82,808	239,635
TOTAL AUSTRALIA		40,538,980
Austria - 0.6%
Andritz AG	95,800	3,255,801
Common Stocks - continued
	Shares	Value
Belgium - 0.3%
EVS Broadcast Equipment SA	7,700	$ 352,900
Hansen Transmission International NV (a)	500,100	1,088,658
TOTAL BELGIUM		1,441,558
Bermuda - 1.8%
Aquarius Platinum Ltd. (a)	40,716	150,983
Aquarius Platinum Ltd. (Australia)	366,449	1,358,870
C C Land Holdings Ltd.	861,000	284,631
Oakley Capital Investments Ltd. (a)	1,293,800	1,209,800
Pacific Basin Shipping Ltd.	1,389,000	686,817
Peace Mark Holdings Ltd. (a)	788,000	1
PureCircle Ltd. (a)	616,000	2,242,062
Seadrill Ltd.	124,800	1,331,759
Vtech Holdings Ltd.	414,000	2,070,640
Zambezi Resources Ltd.:
CDI (a)	2,184,593	31,768
warrants 8/31/09 (a)	108,686	1
TOTAL BERMUDA		9,367,332
British Virgin Islands - 1.5%
Albidon Ltd. unit (a)	1,469,000	40,840
Kalahari Energy (a)(f)	1,451,000	1,813,750
Playtech Ltd. (d)	860,400	5,790,814
TOTAL BRITISH VIRGIN ISLANDS		7,645,404
Canada - 1.8%
AirSea Lines (f)	1,893,338	50,088
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	25
European Goldfields Ltd. (a)	903,300	1,915,231
Pacific Rubiales Energy Corp. (a)	285,800	1,401,157
Red Back Mining, Inc. (a)	742,600	5,140,479
Rock Well Petroleum, Inc. (a)(f)	770,400	6
Starfield Resources, Inc. (a)	4,328,075	652,884
TOTAL CANADA		9,159,870
Cayman Islands - 1.6%
International Consolidated Minerals, Inc. (a)	852,927	143,310
Kingboard Chemical Holdings Ltd.	22,500	54,543
Kingboard Laminates Holdings Ltd.	938,000	371,360
New World China Land Ltd.	5,384,000	2,095,465
Orchid Developments Group Ltd. (a)	1,211,000	778,508
Pacific Textile Holdings Ltd.	2,904,000	302,741
Shimao Property Holdings Ltd.	3,020,000	3,353,949
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Stella International Holdings Ltd.	134,000	$ 177,554
Xinyi Glass Holdings Co. Ltd.	1,280,000	794,727
Yip's Chemical Holdings Ltd.	734,000	262,139
TOTAL CAYMAN ISLANDS		8,334,296
China - 0.8%
Changyou.com Ltd. (A Shares) ADR	14,361	441,601
Golden Eagle Retail Group Ltd. (H Shares)	212,000	171,129
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,104,800	1,776,468
Shandong Chenming Paper Holdings Ltd. (B Shares)	1,620,900	798,942
Weiqiao Textile Co. Ltd. (H Shares)	2,005,000	795,817
TOTAL CHINA		3,983,957
Cyprus - 0.9%
Buried Hill Energy (Cyprus) PCL (a)(f)	1,947,000	4,030,290
Mirland Development Corp. PLC (a)	800,700	585,139
TOTAL CYPRUS		4,615,429
Denmark - 1.4%
Genmab AS (a)	20,200	778,485
Vestas Wind Systems AS (a)	78,000	5,062,827
Vestas Wind Systems AS (a)(f)	23,600	1,557,209
TOTAL DENMARK		7,398,521
Egypt - 0.4%
Talaat Moustafa Group Holding (a)	2,194,760	1,858,183
Finland - 0.6%
Nokian Tyres PLC	208,140	3,286,085
France - 8.2%
Adenclassifieds SA (a)	95,800	1,778,768
Altamir Amboise	290,700	1,021,956
April Group (d)	78,700	2,342,068
Audika SA	73,200	1,766,347
Boursorama (a)	154,400	1,270,587
Delachaux SA (d)	52,200	2,899,824
Devoteam SA	41,900	703,770
Faiveley SA	24,000	1,751,686
Iliad Group SA (d)	43,500	4,567,715
Ingenico SA	134,500	2,461,834
Laurent-Perrier Group	8,460	496,144
LeGuide.com SA (a)	90,400	1,741,717
Maisons France Confort	44,800	1,180,673
Common Stocks - continued
	Shares	Value
France - continued
Meetic (a)(d)	234,800	$ 5,234,378
Nexity	103,900	3,350,610
Sartorius Stedim Biotech	58,500	1,700,468
SeLoger.com (a)(d)	206,100	5,221,286
SR Teleperformance SA	102,100	2,941,796
TOTAL FRANCE		42,431,627
Germany - 5.8%
CTS Eventim AG (d)	100,400	2,886,630
Delticom AG	49,700	3,065,724
ElringKlinger AG	199,900	2,865,854
Fresenius Medical Care AG & Co. KGaA (d)	107,810	4,191,609
Gerresheimer AG	85,400	2,036,833
KROMI Logistik AG (a)	118,200	756,917
Open Business Club AG (a)	42,000	1,646,116
Q-Cells SE (a)(d)	68,300	1,448,685
Rational AG (d)	25,700	2,588,530
SMA Solar Technology AG	33,000	2,045,511
STRATEC Biomedical Systems AG	38,810	765,870
United Internet AG	322,600	3,347,492
Wirecard AG	277,950	2,288,453
TOTAL GERMANY		29,934,224
Greece - 0.5%
Babis Vovos International Technical SA (a)	159,500	1,030,416
Jumbo SA	158,600	1,353,530
TOTAL GREECE		2,383,946
Hong Kong - 2.5%
Cafe de Coral Holdings Ltd.	1,016,000	1,886,268
Champion (REIT)	1,815,000	417,144
China Everbright Ltd.	386,000	746,971
Dynasty Fine Wines Group Ltd.	1,520,000	263,432
Fairwood Holdings Ltd.	560,500	444,799
First Pacific Co. Ltd.	1,686,000	769,792
Midland Holdings Ltd.	4,868,000	1,995,067
Prosperity (REIT)	1,329,000	148,360
Sa Sa International Holdings Ltd.	1,200,000	417,302
Shun Tak Holdings Ltd.	8,356,000	3,687,378
Techtronic Industries Co. Ltd.	2,066,500	1,222,123
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Texwinca Holdings Ltd.	1,022,000	$ 621,990
Transport International Holdings Ltd.	89,600	242,480
TOTAL HONG KONG		12,863,106
India - 0.0%
Petronet LNG Ltd.	118,974	124,455
Ireland - 0.7%
Dragon Oil PLC (a)	743,500	2,824,712
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	91,325
Petroceltic International PLC (a)	4,436,800	580,808
Vimio PLC (a)	867,300	13
TOTAL IRELAND		3,496,858
Italy - 0.2%
Seldovia Native Association, Inc. (SNAI) (a)	328,490	1,205,804
Japan - 25.9%
Aioi Insurance Co. Ltd.	324,000	1,422,532
Air Water, Inc.	280,000	2,314,572
Airport Facilities Co. Ltd.	168,800	863,465
ARCS Co. Ltd.	139,900	1,725,393
Arnest One Corp. (d)	364,300	606,044
Asahi Intecc Co. Ltd.	131,900	1,131,773
Benesse Corp.	23,000	880,421
C. Uyemura & Co. Ltd.	34,100	684,660
Central Glass Co. Ltd.	508,000	1,928,910
Chiba Bank Ltd.	377,000	1,870,199
Chiyoda Corp.	122,000	734,024
Create SD Holdings Co. Ltd.	48,200	783,874
Culture Convenience Club Co. Ltd. (d)	163,700	1,026,008
Daicel Chemical Industries Ltd.	178,000	748,098
Daido Steel Co. Ltd.	76,000	253,234
Daihen Corp. (d)	443,000	1,455,355
Daikin Industries Ltd.	55,400	1,490,793
Daiseki Co. Ltd. (d)	107,730	2,064,918
Don Quijote Co. Ltd.	101,600	1,544,121
eAccess Ltd.	2,366	1,549,839
EPS Co. Ltd.	594	2,146,826
Exedy Corp.	126,500	2,353,678
Ferrotec Corp. (d)	33,100	343,269
FreeBit Co., Ltd. (d)	170	895,356
Fuji Oil Co. Ltd.	139,500	1,383,648
Hamamatsu Photonics KK	27,400	552,706
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Metals Ltd.	89,000	$ 702,034
Hitachi Transport System Ltd.	101,100	1,037,097
Hoshizaki Electric Co. Ltd.	45,100	422,687
Ibiden Co. Ltd.	60,600	1,772,550
Ichirokudo Co. Ltd. (a)	79	24,340
Inpex Corp.	186	1,183,941
Isetan Mitsukoshi Holdings Ltd.	97,600	820,659
Itochu Corp.	354,000	1,898,645
JTEKT Corp.	166,100	1,602,454
Jupiter Telecommunications Co.	4,222	2,971,627
kabu.com Securities Co. Ltd. (d)	1,900	1,968,668
Kakaku.com, Inc. (d)	677	2,317,661
Kandenko Co. Ltd.	139,000	886,455
Kinki Sharyo Co. Ltd. (d)	244,000	1,406,034
KOMERI Co. Ltd. (d)	71,000	1,496,091
Kuraray Co. Ltd.	179,000	1,540,538
Kyorin Co. Ltd.	54,000	625,369
Mazda Motor Corp.	258,000	642,640
McDonald's Holdings Co. (Japan) Ltd.	108,100	1,862,823
Meiko Electronics Co. Ltd. (d)	107,500	1,398,849
Miraca Holdings, Inc.	45,700	932,976
Mitsubishi Materials Corp.	217,000	628,296
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,530	1,770,612
Mitsui Chemicals, Inc.	306,000	914,103
Mobilephone Telecommunications International Ltd.	265	547,686
Nabtesco Corp.	139,000	1,130,107
Nagaileben Co. Ltd.	7,400	131,556
NGK Insulators Ltd.	71,000	1,089,151
Nichi-iko Pharmaceutical Co. Ltd.	48,900	1,320,633
Nichicon Corp.	134,200	1,288,105
Nihon M&A Center, Inc. (d)	384	945,590
Nihon Nohyaku Co. Ltd. (d)	347,000	2,470,548
Nikon Corp.	32,000	424,211
Nippon Electric Glass Co. Ltd.	202,000	1,644,181
NOF Corp.	236,000	876,026
Nomura Real Estate Residential Fund, Inc.	231	896,564
NTT Urban Development Co.	1,948	1,579,602
Oenon Holdings, Inc.	346,000	666,708
Omron Corp.	65,600	980,715
Park24 Co. Ltd.	47,800	369,002
Pigeon Corp. (d)	41,900	1,048,841
Point, Inc.	60,140	2,680,614
Common Stocks - continued
	Shares	Value
Japan - continued
Rengo Co. Ltd. (d)	266,000	$ 1,329,041
Roland DG Corp.	43,600	588,471
Saizeriya Co. Ltd. (d)	173,300	1,968,049
Sankyu, Inc.	407,000	1,195,584
Santen Pharmaceutical Co. Ltd.	77,700	2,194,991
Sato Corp.	101,500	904,069
Sec Carbon Ltd.	126,000	457,004
Sega Sammy Holdings, Inc.	190,000	1,720,365
Sekisui Chemical Co. Ltd.	124,000	651,224
Seven Bank Ltd.	877	2,071,640
Shimadzu Corp.	101,000	617,538
Shin Nippon Biomedical Laboratories Ltd. (d)	144,400	479,376
Shin-Kobe Electric Machinery Co. Ltd. (d)	263,000	2,079,163
Shizuoka Bank Ltd.	211,000	1,901,520
SHO-BOND Holdings Co. Ltd.	114,000	2,050,168
So-net M3, Inc. (d)	481	1,565,376
Sony Financial Holdings, Inc.	880	2,769,381
SRI Sports Ltd.	722	519,084
Stanley Electric Co. Ltd.	150,700	2,140,600
Start Today Co. Ltd.	1,225	1,081,249
Sumitomo Rubber Industries Ltd.	262,500	1,809,764
Sumitomo Trust & Banking Co. Ltd.	320,000	1,339,435
Sysmex Corp.	53,400	1,609,259
Taiko Pharmaceutical Co. Ltd.	5,800	235,515
Takeei Corp.	87,100	933,749
The Suruga Bank Ltd.	157,000	1,346,428
Tocalo Co. Ltd.	61,800	652,224
Tohoku Electric Power Co., Inc.	50,300	1,049,385
Tokai Carbon Co. Ltd.	97,000	435,109
Tokyo Gas Co. Ltd.	235,000	891,158
Tokyo Ohka Kogyo Co. Ltd.	47,100	797,073
Toyo Suisan Kaisha Ltd.	55,000	1,075,585
Tsumura & Co.	53,400	1,462,776
Unicharm Petcare Corp.	32,900	877,965
USJ Co. Ltd.	1,937	970,606
Weathernews, Inc.	24,900	336,566
Works Applications Co. Ltd.	2,665	1,227,469
Yamatake Corp.	115,400	1,934,580
Yamato Kogyo Co. Ltd.	10,600	240,829
Yokogawa Bridge Holdings Corp.	257,000	2,223,830
TOTAL JAPAN		133,403,903
Common Stocks - continued
	Shares	Value
Luxembourg - 0.2%
GlobeOp Financial Services SA	693,085	$ 999,280
Malaysia - 0.0%
Top Glove Corp. Bhd	150,600	234,784
Netherlands - 2.5%
Brunel International NV	85,500	1,374,802
Gemalto NV (a)	72,000	2,266,487
James Hardie Industries NV unit	1,227,287	4,104,858
QIAGEN NV (a)	282,300	4,615,332
SMARTRAC NV (a)(d)	49,800	595,505
TOTAL NETHERLANDS		12,956,984
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.	429,688	739,208
The Warehouse Group Ltd.	82,826	168,268
TOTAL NEW ZEALAND		907,476
Norway - 0.3%
IMAREX NOS ASA (a)	158,500	1,049,816
Norwegian Property ASA	400,590	478,278
TOTAL NORWAY		1,528,094
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	750,837	1,637,801
Oil Search Ltd.	97,412	363,349
TOTAL PAPUA NEW GUINEA		2,001,150
Philippines - 0.1%
PNOC Energy Development Corp.	4,340,000	324,823
Singapore - 1.0%
CapitaLand Ltd.	492,000	917,204
City Developments Ltd.	224,000	980,426
Pan-United Corp. Ltd.	555,000	176,190
Raffles Medical Group Ltd.	1,833,000	1,126,667
Wing Tai Holdings Ltd.	3,275,000	1,946,640
TOTAL SINGAPORE		5,147,127
Spain - 0.7%
EDP Renovaveis SA	28,600	233,133
Laboratorios Almirall SA	149,200	1,346,181
Laboratorios Farmaceuticos ROVI SA	285,700	2,043,577
TOTAL SPAIN		3,622,891
Common Stocks - continued
	Shares	Value
Sweden - 1.2%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	$ 41,222
Elekta AB (B Shares) (d)	266,400	3,072,855
Intrum Justitia AB (d)	220,200	1,913,318
Q-Med AB	188,600	1,056,654
XCounter AB (a)	1,108,000	250,921
TOTAL SWEDEN		6,334,970
Switzerland - 2.0%
Actelion Ltd. (Reg.) (a)	82,840	3,773,171
Basilea Pharmaceutica AG (a)	9,770	681,609
Logitech International SA (Reg.) (a)	157,836	2,108,801
Lonza Group AG	24,364	2,234,521
VZ Holding AG	44,950	1,757,453
TOTAL SWITZERLAND		10,555,555
Taiwan - 0.2%
Young Fast Optoelectron Co. Ltd.	95,000	835,548
Thailand - 0.1%
C.P. Seven Eleven PCL	1,108,200	392,589
Total Access Communication PCL	221,900	157,549
TOTAL THAILAND		550,138
United Kingdom - 20.4%
Abcam PLC	331,300	3,243,942
Aberdeen Asset Management PLC	1,427,600	2,767,444
ACP Capital Ltd.	265,625	78,250
Advanced Fluid Connections PLC (a)	7,009,687	104
Antisoma PLC (a)	3,501,200	1,407,305
Appian Technology PLC warrants 7/11/09 (a)(f)	479,045	7
ASOS PLC (a)(d)	1,243,900	7,078,923
Asset Realisation Co. PLC (a)	375,000	38,353
Autonomy Corp. PLC (a)	343,500	7,203,630
Axis Shield PLC (a)	469,500	2,023,339
Blinkx PLC (a)	2,063,000	531,571
Bond International Software PLC	583,666	357,151
Cadogan Petroleum PLC	1,406,300	221,817
Cairn Energy PLC (a)	107,800	3,378,581
Camco International Ltd. (a)	1,183,202	342,561
Centurion Electronics PLC (a)(e)	748,299	11
Ceres Power Holdings PLC (a)	469,300	837,389
China Goldmines PLC (a)	669,353	246,962
Clerkenwell Ventures PLC	110,300	34,814
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Concateno PLC (a)	1,859,300	$ 2,600,330
Connaught PLC	475,900	2,501,842
Corac Group PLC (a)	3,717,704	1,742,776
Craneware PLC	865,000	2,830,939
CSR PLC (a)	657,100	2,528,910
CVS Group PLC (a)	151,800	306,066
Datacash Group PLC	1,271,280	4,684,378
European Nickel PLC (a)	5,837,800	663,652
Evolution Group PLC	1,716,500	3,026,020
Faroe Petroleum PLC (a)	262,500	291,271
GoIndustry-DoveBid PLC (a)	1,466,500	41,781
IBS Group Holding Ltd. GDR (Reg. S) (a)	311,000	1,503,823
Ideal Shopping Direct PLC	234,592	205,473
IG Group Holdings PLC	1,215,489	3,930,443
Inova Holding PLC (a)	1,443,461	21
Intec Telecom Systems PLC (a)	1,716,568	1,086,643
Jubilee Platinum PLC (a)	1,657,843	303,323
Keronite PLC (f)	13,620,267	100,708
Landround PLC warrants 12/11/09 (a)(f)	166,666	2
Marwyn Value Investors II Ltd. (a)	1,911,200	879,596
Max Petroleum PLC (a)	2,509,220	480,664
Michael Page International PLC	272,819	1,106,220
NCC Group Ltd.	250,715	1,201,286
Nviro Cleantech PLC (a)	2,175,000	212,290
Powerleague Group PLC	786,200	457,448
Pureprofile Media PLC (a)(f)	1,108,572	409,839
Pursuit Dynamics PLC (a)	761,639	804,840
Redhall Group PLC	345,700	897,026
Regenersis PLC (a)	815,000	673,990
Renewable Energy Generation Ltd.	1,646,700	1,209,165
Romag Holdings PLC	38,000	30,507
Royalblue Group PLC	280,142	4,547,049
Salamander Energy PLC (a)	735,300	1,836,653
SDL PLC (a)	1,150,062	5,545,957
Serco Group PLC	449,099	2,422,051
Silverdell PLC (a)	921,000	107,637
Sinclair Pharma PLC (a)	1,888,371	786,222
Sphere Medical Holding PLC (a)(f)	420,000	1,267,036
SR Pharma PLC (a)	3,017,900	1,406,132
Synergy Health PLC (d)	391,024	2,249,117
TMO Biotec (a)(f)	1,000,000	369,700
Tullow Oil PLC	141,200	1,666,225
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ukrproduct Group Ltd.	502,300	$ 102,744
Unite Group PLC	379,010	543,906
Valiant Petroleum PLC (a)	160,000	1,127,136
Vectura Group PLC (a)	944,860	990,530
Wellstream Holdings PLC	232,300	1,765,109
William Hill PLC	1,369,600	4,396,104
Xchanging PLC	1,557,400	4,248,101
York Pharma PLC (a)	392,500	18,864
YouGov PLC (a)	1,742,654	1,218,513
Zenergy Power PLC (a)	711,280	1,440,535
ZincOx Resources PLC (a)	570,100	551,174
TOTAL UNITED KINGDOM		105,109,921
United States of America - 0.9%
CTC Media, Inc. (a)	443,100	3,473,904
Cyberview Technology, Inc. (a)	996,527	15
Frontera Resources Corp. (a)	1,157,200	401,541
ResMed, Inc. CHESS Depositary Interests (a)	112,084	440,080
TyraTech, Inc. (a)	191,500	79,741
XL TechGroup, Inc. (a)	1,329,250	20
TOTAL UNITED STATES OF AMERICA		4,395,301
TOTAL COMMON STOCKS (Cost $663,625,104)		482,233,381
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Biotest AG (non-vtg.) (Cost $8,229,358)	103,100	4,194,426
Investment Companies - 0.2%

United Kingdom - 0.2%
Brookwell Ltd. (e) (Cost $3,810,797)	1,536,250	905,867
Money Market Funds - 12.3%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	24,151,596	$ 24,151,596
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	39,223,010	39,223,010
TOTAL MONEY MARKET FUNDS (Cost $63,374,606)		63,374,606
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $739,039,865)		550,708,280
NET OTHER ASSETS - (6.9)%		(35,316,193)
NET ASSETS - 100%		$ 515,392,087
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,598,660 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Security	Acquisition Date	Acquisition Cost
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Appian Technology PLC warrants 7/11/09	2/18/05	$ 3
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Landround PLC warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08	$ 1,310,083
TMO Biotec	10/27/05	$ 535,065
Vestas Wind Systems AS	4/29/09	$ 1,355,888
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 151,234
Fidelity Securities Lending Cash Central Fund	454,584
Total	$ 605,818
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd.	$ 1,450,926	$ 166,500	$ -	$ 377,946	$ 905,867
Centurion Electronics PLC	12	-	-	-	11
CustomVis PLC	200,922	-	32,772	-	-
Cyberview Technology, Inc.	16	-	-	-	-
Teleunit SpA	457,711	-	52,094	-	-
Total	$ 2,109,587	$ 166,500	$ 84,866	$ 377,946	$ 905,878
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 550,708,280	$ 128,170,480	$ 414,404,525	$ 8,133,275
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 14,778,878
Total Realized Gain (Loss)	(995,834)
Total Unrealized Gain (Loss)	(3,572,523)
Cost of Purchases	-
Proceeds of Sales	(3,073,903)
Amortization/Accretion	-
Transfer in/out of Level 3	996,657
Ending Balance	$ 8,133,275

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $28,798,938 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009
Assets
Investment in securities, at value (including securities loaned of $37,341,473) - See accompanying schedule: Unaffiliated issuers (cost $671,530,326)	$ 486,427,796
Fidelity Central Funds (cost $63,374,606)	63,374,606
Other affiliated issuers (cost $4,134,933)	905,878
Total Investments (cost $739,039,865)		$ 550,708,280
Foreign currency held at value (cost $246,127)		246,500
Receivable for investments sold		8,307,129
Receivable for fund shares sold		354,584
Dividends receivable		1,823,031
Distributions receivable from Fidelity Central Funds		94,710
Prepaid expenses		4,867
Other receivables		159,848
Total assets		561,698,949

Liabilities
Payable for investments purchased	$ 5,919,872
Payable for fund shares redeemed	546,479
Accrued management fee	358,570
Distribution fees payable	13,444
Other affiliated payables	149,549
Other payables and accrued expenses	95,938
Collateral on securities loaned, at value	39,223,010
Total liabilities		46,306,862

Net Assets		$ 515,392,087
Net Assets consist of:
Paid in capital		$ 832,335,869
Undistributed net investment income		2,289,104
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,858,477)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(188,374,409)
Net Assets		$ 515,392,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,531,230 ÷ 1,097,818 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($11,859,376 ÷ 969,201 shares)	$ 12.24

Maximum offering price per share (100/96.50 of $12.24)	$ 12.68
Class B: Net Asset Value and offering price per share ($2,766,838 ÷ 230,402 shares)A	$ 12.01

Class C: Net Asset Value and offering price per share ($4,789,057 ÷ 397,149 shares)A	$ 12.06

International Small Cap: Net Asset Value, offering price and redemption price per share ($480,509,909 ÷ 38,586,580 shares)	$ 12.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,935,677 ÷ 155,571 shares)	$ 12.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2009
Investment Income
Dividends (including $377,946 earned from other affiliated issuers)		$ 5,684,547
Interest		4,807
Income from Fidelity Central Funds (including $454,584 from security lending)		605,818
		6,295,172
Less foreign taxes withheld		(225,724)
Total income		6,069,448

Expenses
Management fee Basic fee	$ 2,192,689
Performance adjustment	492,211
Transfer agent fees	758,233
Distribution fees	83,886
Accounting and security lending fees	133,702
Custodian fees and expenses	77,713
Independent trustees' compensation	2,020
Registration fees	43,024
Audit	74,775
Legal	1,675
Miscellaneous	5,903
Total expenses before reductions	3,865,831
Expense reductions	(85,487)	3,780,344
Net investment income (loss)		2,289,104
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(88,206,225)
Other affiliated issuers	(5,239,603)
Foreign currency transactions	412,728
Total net realized gain (loss)		(93,033,100)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,452)	105,556,973
Assets and liabilities in foreign currencies	(601,687)
Total change in net unrealized appreciation (depreciation)		104,955,286
Net gain (loss)		11,922,186
Net increase (decrease) in net assets resulting from operations		$ 14,211,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,289,104	$ 1,587,080
Net realized gain (loss)	(93,033,100)	8,577,813
Change in net unrealized appreciation (depreciation)	104,955,286	(799,488,059)
Net increase (decrease) in net assets resulting from operations	14,211,290	(789,323,166)
Distributions to shareholders from net investment income	-	(6,293,163)
Distributions to shareholders from net realized gain	-	(288,048,226)
Total distributions	-	(294,341,389)
Share transactions - net increase (decrease)	(73,298,089)	(123,772,022)
Redemption fees	28,527	146,272
Total increase (decrease) in net assets	(59,058,272)	(1,207,290,305)

Net Assets
Beginning of period	574,450,359	1,781,740,664
End of period (including undistributed net investment income of $2,289,104 and $0, respectively)	$ 515,392,087	$ 574,450,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 31.14	$ 28.79	$ 26.69	$ 21.25	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.04	- I	.03	(.02)	.05	.02
Net realized and unrealized gain (loss)	.38	(14.03)	7.97	5.05	6.16	3.83
Total from investment operations	.42	(14.03)	8.00	5.03	6.21	3.85
Distributions from net investment income	-	(.03)	-	(.05)	(.02)	(.02)
Distributions from net realized gain	-	(5.18)	(5.65)	(2.89)	(.77)	(.31)
Total distributions	-	(5.20) J	(5.65)	(2.94)	(.79)	(.33)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.33	$ 11.91	$ 31.14	$ 28.79	$ 26.69	$ 21.25
Total Return B,C,D	3.53%	(53.35)%	33.43%	20.22%	30.16%	22.36%
Ratios to Average Net Assets F,H
Expenses before reductions	1.74% A	1.82%	1.53%	1.64%	1.66%	1.71%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.53%	1.64%	1.66%	1.71%
Expenses net of all reductions	1.63% A	1.60%	1.49%	1.58%	1.63%	1.69%
Net investment income (loss)	.78% A	-% K	.10%	(.08)%	.21%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,531	$ 13,561	$ 38,585	$ 36,701	$ 34,838	$ 13,278
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share. K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 30.96	$ 28.64	$ 26.57	$ 21.20	$ 17.68
Income from Investment Operations
Net investment income (loss) E	.03	(.05)	(.04)	(.09)	(.01)	(.03)
Net realized and unrealized gain (loss)	.37	(13.95)	7.93	5.03	6.12	3.83
Total from investment operations	.40	(14.00)	7.89	4.94	6.11	3.80
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(5.12)	(5.57)	(2.88)	(.76)	(.31)
Total distributions	-	(5.12) J	(5.57)	(2.88)	(.76)	(.32)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.24	$ 11.84	$ 30.96	$ 28.64	$ 26.57	$ 21.20
Total Return B,C,D	3.38%	(53.46)%	33.07%	19.93%	29.72%	22.07%
Ratios to Average Net Assets F,H
Expenses before reductions	1.99% A	2.07%	1.77%	1.89%	1.92%	1.94%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.77%	1.89%	1.91%	1.94%
Expenses net of all reductions	1.87% A	1.86%	1.73%	1.83%	1.88%	1.92%
Net investment income (loss)	.53% A	(.25)%	(.14)%	(.32)%	(.04)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,859	$ 13,493	$ 40,823	$ 41,982	$ 41,647	$ 15,131
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $5.12 per share is comprised of distributions from net realized gain of $5.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 30.49	$ 28.26	$ 26.24	$ 20.99	$ 17.62
Income from Investment Operations
Net investment income (loss) E	- I	(.16)	(.18)	(.24)	(.14)	(.16)
Net realized and unrealized gain (loss)	.36	(13.73)	7.82	4.98	6.08	3.80
Total from investment operations	.36	(13.89)	7.64	4.74	5.94	3.64
Distributions from net realized gain	-	(4.95) J	(5.41)	(2.73)	(.71)	(.31)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.01	$ 11.65	$ 30.49	$ 28.26	$ 26.24	$ 20.99
Total Return B,C,D	3.09%	(53.68)%	32.38%	19.28%	29.13%	21.21%
Ratios to Average Net Assets F,H
Expenses before reductions	2.49% A	2.58%	2.30%	2.48%	2.49%	2.63%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.30%	2.40%	2.43%	2.63%
Expenses net of all reductions	2.37% A	2.36%	2.26%	2.34%	2.40%	2.60%
Net investment income (loss)	.03% A	(.75)%	(.66)%	(.84)%	(.56)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,767	$ 3,230	$ 10,704	$ 11,354	$ 12,783	$ 5,061
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $4.95 per share is comprised of distributions from net realized gain of $4.949 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 30.62	$ 28.33	$ 26.31	$ 21.04	$ 17.64
Income from Investment Operations
Net investment income (loss) E	- I	(.16)	(.17)	(.23)	(.13)	(.12)
Net realized and unrealized gain (loss)	.36	(13.78)	7.85	4.99	6.10	3.80
Total from investment operations	.36	(13.94)	7.68	4.76	5.97	3.68
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(4.98)	(5.39)	(2.75)	(.72)	(.31)
Total distributions	-	(4.98) J	(5.39)	(2.75)	(.72)	(.32)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.06	$ 11.70	$ 30.62	$ 28.33	$ 26.31	$ 21.04
Total Return B,C,D	3.08%	(53.67)%	32.39%	19.34%	29.22%	21.43%
Ratios to Average Net Assets F,H
Expenses before reductions	2.49% A	2.57%	2.26%	2.38%	2.41%	2.43%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.26%	2.38%	2.41%	2.43%
Expenses net of all reductions	2.37% A	2.36%	2.22%	2.32%	2.38%	2.40%
Net investment income (loss)	.03% A	(.76)%	(.62)%	(.81)%	(.54)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,789	$ 5,658	$ 20,094	$ 21,335	$ 25,202	$ 8,664
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $4.98 per share is comprised of distributions from net realized gain of $4.975 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 31.44	$ 29.03	$ 26.89	$ 21.36	$ 17.71
Income from Investment Operations
Net investment income (loss) D	.05	.03	.12	.08	.15	.10
Net realized and unrealized gain (loss)	.37	(14.14)	8.03	5.08	6.19	3.84
Total from investment operations	.42	(14.11)	8.15	5.16	6.34	3.94
Distributions from net investment income	-	(.12)	(.07)	(.14)	(.06)	(.02)
Distributions from net realized gain	-	(5.18)	(5.67)	(2.89)	(.77)	(.31)
Total distributions	-	(5.30) I	(5.74)	(3.03)	(.83)	(.33)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.02	.04
Net asset value, end of period	$ 12.45	$ 12.03	$ 31.44	$ 29.03	$ 26.89	$ 21.36
Total Return B,C	3.49%	(53.25)%	33.82%	20.65%	30.67%	22.84%
Ratios to Average Net Assets E,G
Expenses before reductions	1.50% A	1.49%	1.19%	1.28%	1.28%	1.30%
Expenses net of fee waivers, if any	1.50% A	1.49%	1.19%	1.28%	1.28%	1.30%
Expenses net of all reductions	1.47% A	1.44%	1.15%	1.22%	1.25%	1.28%
Net investment income (loss)	.93% A	.16%	.45%	.29%	.59%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,510	$ 536,291	$ 1,663,761	$ 1,816,059	$ 2,090,458	$ 1,091,335
Portfolio turnover rate F	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $5.30 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 31.38	$ 28.99	$ 26.86	$ 21.36	$ 17.72
Income from Investment Operations
Net investment income (loss) D	.06	.05	.12	.08	.14	.10
Net realized and unrealized gain (loss)	.37	(14.12)	8.01	5.07	6.18	3.84
Total from investment operations	.43	(14.07)	8.13	5.15	6.32	3.94
Distributions from net investment income	-	(.12)	(.07)	(.14)	(.07)	(.03)
Distributions from net realized gain	-	(5.18)	(5.67)	(2.89)	(.77)	(.31)
Total distributions	-	(5.30) I	(5.74)	(3.03)	(.84)	(.34)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.02	.04
Net asset value, end of period	$ 12.44	$ 12.01	$ 31.38	$ 28.99	$ 26.86	$ 21.36
Total Return B,C	3.58%	(53.22)%	33.84%	20.65%	30.59%	22.84%
Ratios to Average Net Assets E,G
Expenses before reductions	1.50% A	1.49%	1.18%	1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.18%	1.29%	1.30%	1.32%
Expenses net of all reductions	1.37% A	1.35%	1.14%	1.23%	1.27%	1.29%
Net investment income (loss)	1.03% A	.25%	.45%	.28%	.57%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936	$ 2,217	$ 7,774	$ 9,050	$ 7,432	$ 2,568
Portfolio turnover rate F	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $5.30 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments ,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 42,680,931
Unrealized depreciation	(237,213,606)
Net unrealized appreciation (depreciation)	$ (194,532,675)
Cost for federal income tax purposes	$ 745,240,955

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,439,088 and $241,794,206, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.06% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 15,709	$ 408
Class T	.25%	.25%	29,634	-
Class B	.75%	.25%	14,187	10,693
Class C	.75%	.25%	24,356	771
			$ 83,886	$ 11,872

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,234
Class T	738
Class B*	2,682
Class C*	17
$ 4,671

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,466.29
Class T	17,539.30
Class B	4,149.29
Class C	7,001.29
International Small Cap	708,206.30
Institutional Class	2,872.30
	$ 758,233

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,642 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 5,543
Class T	1.90%	5,568
Class B	2.40%	1,300
Class C	2.40%	2,105
Institutional Class	1.40%	949
		$ 15,465

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69,839 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $183.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ -	$ 31,995
International Small Cap	-	6,232,230
Institutional Class	-	28,938
Total	$ -	$ 6,293,163

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 6,369,531
Class T	-	6,691,175
Class B	-	1,698,463
Class C	-	3,224,346
International Small Cap	-	268,816,510
Institutional Class	-	1,248,201
Total	$ -	$ 288,048,226

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	160,889	287,898	$ 1,858,245	$ 6,010,378
Reinvestment of distributions	-	249,978	-	5,921,976
Shares redeemed	(201,422)	(638,746)	(2,275,377)	(12,839,012)
Net increase (decrease)	(40,533)	(100,870)	$ (417,132)	$ (906,658)
Class T
Shares sold	68,135	197,388	$ 764,091	$ 4,233,911
Reinvestment of distributions	-	266,848	-	6,297,616
Shares redeemed	(238,372)	(643,248)	(2,680,678)	(12,848,518)
Net increase (decrease)	(170,237)	(179,012)	$ (1,916,587)	$ (2,316,991)
Class B
Shares sold	5,357	14,574	$ 59,404	$ 298,092
Reinvestment of distributions	-	66,447	-	1,549,547
Shares redeemed	(52,235)	(154,774)	(572,772)	(3,077,783)
Net increase (decrease)	(46,878)	(73,753)	$ (513,368)	$ (1,230,144)
Class C
Shares sold	10,204	42,453	$ 112,595	$ 916,236
Reinvestment of distributions	-	110,479	-	2,587,416
Shares redeemed	(96,682)	(325,478)	(1,072,946)	(6,282,310)
Net increase (decrease)	(86,478)	(172,546)	$ (960,351)	$ (2,778,658)
International Small Cap
Shares sold	2,209,258	6,448,356	$ 25,274,340	$ 136,000,750
Reinvestment of distributions	-	10,462,725	-	249,849,882
Shares redeemed	(8,213,810)	(25,231,805)	(94,422,573)	(501,268,909)
Net increase (decrease)	(6,004,552)	(8,320,724)	$ (69,148,233)	$ (115,418,277)

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Institutional Class
Shares sold	18,118	50,432	$ 198,913	$ 1,127,368
Reinvestment of distributions	-	31,471	-	749,964
Shares redeemed	(47,103)	(145,066)	(541,331)	(2,998,626)
Net increase (decrease)	(28,985)	(63,163)	$ (342,418)	$ (1,121,294)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the year ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the year ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 15, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
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6326 Canoga Avenue
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Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
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2948 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ISC-USAN-0609
1.800661.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity®
International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.65%
Actual		$ 1,000.00	$ 1,035.30	$ 8.33
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,033.80	$ 9.58
Hypothetical A		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,030.90	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,030.80	$ 12.08
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap	1.50%
Actual		$ 1,000.00	$ 1,034.90	$ 7.57
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,035.80	$ 7.07
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 25.9%
United Kingdom 20.6%
France 8.2%
Australia 7.9%
Germany 6.6%
United States of America 6.3%
Netherlands 2.5%
Hong Kong 2.5%
Switzerland 2.0%
Other 17.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 32.3%
United Kingdom 19.7%
United States of America 8.3%
Australia 7.6%
Germany 6.5%
France 5.3%
Switzerland 2.6%
Sweden 1.7%
Spain 1.7%
Other 14.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	94.6	92.5
Short-Term Investments and Net Other Assets	5.4	7.5
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Autonomy Corp. PLC (United Kingdom, Software)	1.4	0.9
ASOS PLC (United Kingdom, Internet & Catalog Retail)	1.4	1.3
Playtech Ltd. (British Virgin Islands, Software)	1.1	0.6
SDL PLC (United Kingdom, Software)	1.1	0.8
Meetic (France, Internet Software & Services)	1.0	0.6
SeLoger.com (France, Media)	1.0	0.5
Red Back Mining, Inc. (Canada, Metals & Mining)	1.0	0.5
Vestas Wind Systems AS (Denmark, Electrical Equipment)	1.0	0.6
Datacash Group PLC (United Kingdom, IT Services)	0.9	1.0
QIAGEN NV (Netherlands, Life Sciences Tools & Services)	0.9	0.7
	10.8
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.3	14.8
Information Technology	16.3	12.8
Industrials	15.5	14.8
Health Care	14.1	19.4
Financials	12.5	9.1
Materials	8.1	6.4
Energy	6.0	6.0
Consumer Staples	2.6	5.1
Telecommunication Services	1.2	1.3
Utilities	0.8	2.6

Semiannual Report

Investments April 30, 2009

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Australia - 7.9%
AGL Energy Ltd.	41,046	$ 451,250
Allied Gold Ltd. (a)	2,618,907	609,346
Allied Gold Ltd. (United Kingdom) (a)	5,582,300	1,312,960
Ansell Ltd.	95,235	580,276
Australian Worldwide Exploration Ltd.	517,887	918,796
Centamin Egypt Ltd. (a)	5,409,550	4,368,451
Centennial Coal Co. Ltd.	307,449	406,854
Coal of Africa Ltd. (a)	2,537,804	2,521,407
CopperCo Ltd. (a)	3,342,244	24
David Jones Ltd.	1,228,763	2,707,104
Dominos Pizza Enterprises Ltd.	186,023	416,593
Energy Resources of Australia Ltd.	58,759	892,925
Healthscope Ltd.	210,069	591,108
Invocare Ltd.	317,832	1,180,899
Iress Market Technology Ltd. (d)	319,947	1,388,822
JB Hi-Fi Ltd. (d)	346,322	3,434,698
Metcash Ltd.	252,225	762,914
Monto Minerals Ltd. (a)	8,206,552	121
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	22
Navitas Ltd.	1,322,105	2,201,383
Newcrest Mining Ltd.	22,056	480,145
Nufarm Ltd.	125,830	1,210,426
OZ Minerals Ltd.	882,090	481,026
Paladin Energy Ltd. (a)(d)	669,503	2,244,128
Primary Health Care Ltd.	296,216	939,051
QBE Insurance Group Ltd.	172,295	2,729,757
Ramsay Health Care Ltd.	155,226	1,044,000
SAI Global Ltd.	742,517	1,376,704
Seek Ltd. (d)	518,972	1,241,464
Sigma Pharmaceuticals Ltd.	783,310	637,890
Sonic Healthcare Ltd.	40,015	339,247
Tianshan Goldfields Ltd. (a)	944,712	49,457
United Group Ltd.	280,367	1,957,007
Westfield Group unit	54,397	424,394
WorleyParsons Ltd.	30,013	398,696
Wotif.com Holdings Ltd.	82,808	239,635
TOTAL AUSTRALIA		40,538,980
Austria - 0.6%
Andritz AG	95,800	3,255,801
Common Stocks - continued
	Shares	Value
Belgium - 0.3%
EVS Broadcast Equipment SA	7,700	$ 352,900
Hansen Transmission International NV (a)	500,100	1,088,658
TOTAL BELGIUM		1,441,558
Bermuda - 1.8%
Aquarius Platinum Ltd. (a)	40,716	150,983
Aquarius Platinum Ltd. (Australia)	366,449	1,358,870
C C Land Holdings Ltd.	861,000	284,631
Oakley Capital Investments Ltd. (a)	1,293,800	1,209,800
Pacific Basin Shipping Ltd.	1,389,000	686,817
Peace Mark Holdings Ltd. (a)	788,000	1
PureCircle Ltd. (a)	616,000	2,242,062
Seadrill Ltd.	124,800	1,331,759
Vtech Holdings Ltd.	414,000	2,070,640
Zambezi Resources Ltd.:
CDI (a)	2,184,593	31,768
warrants 8/31/09 (a)	108,686	1
TOTAL BERMUDA		9,367,332
British Virgin Islands - 1.5%
Albidon Ltd. unit (a)	1,469,000	40,840
Kalahari Energy (a)(f)	1,451,000	1,813,750
Playtech Ltd. (d)	860,400	5,790,814
TOTAL BRITISH VIRGIN ISLANDS		7,645,404
Canada - 1.8%
AirSea Lines (f)	1,893,338	50,088
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	25
European Goldfields Ltd. (a)	903,300	1,915,231
Pacific Rubiales Energy Corp. (a)	285,800	1,401,157
Red Back Mining, Inc. (a)	742,600	5,140,479
Rock Well Petroleum, Inc. (a)(f)	770,400	6
Starfield Resources, Inc. (a)	4,328,075	652,884
TOTAL CANADA		9,159,870
Cayman Islands - 1.6%
International Consolidated Minerals, Inc. (a)	852,927	143,310
Kingboard Chemical Holdings Ltd.	22,500	54,543
Kingboard Laminates Holdings Ltd.	938,000	371,360
New World China Land Ltd.	5,384,000	2,095,465
Orchid Developments Group Ltd. (a)	1,211,000	778,508
Pacific Textile Holdings Ltd.	2,904,000	302,741
Shimao Property Holdings Ltd.	3,020,000	3,353,949
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Stella International Holdings Ltd.	134,000	$ 177,554
Xinyi Glass Holdings Co. Ltd.	1,280,000	794,727
Yip's Chemical Holdings Ltd.	734,000	262,139
TOTAL CAYMAN ISLANDS		8,334,296
China - 0.8%
Changyou.com Ltd. (A Shares) ADR	14,361	441,601
Golden Eagle Retail Group Ltd. (H Shares)	212,000	171,129
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,104,800	1,776,468
Shandong Chenming Paper Holdings Ltd. (B Shares)	1,620,900	798,942
Weiqiao Textile Co. Ltd. (H Shares)	2,005,000	795,817
TOTAL CHINA		3,983,957
Cyprus - 0.9%
Buried Hill Energy (Cyprus) PCL (a)(f)	1,947,000	4,030,290
Mirland Development Corp. PLC (a)	800,700	585,139
TOTAL CYPRUS		4,615,429
Denmark - 1.4%
Genmab AS (a)	20,200	778,485
Vestas Wind Systems AS (a)	78,000	5,062,827
Vestas Wind Systems AS (a)(f)	23,600	1,557,209
TOTAL DENMARK		7,398,521
Egypt - 0.4%
Talaat Moustafa Group Holding (a)	2,194,760	1,858,183
Finland - 0.6%
Nokian Tyres PLC	208,140	3,286,085
France - 8.2%
Adenclassifieds SA (a)	95,800	1,778,768
Altamir Amboise	290,700	1,021,956
April Group (d)	78,700	2,342,068
Audika SA	73,200	1,766,347
Boursorama (a)	154,400	1,270,587
Delachaux SA (d)	52,200	2,899,824
Devoteam SA	41,900	703,770
Faiveley SA	24,000	1,751,686
Iliad Group SA (d)	43,500	4,567,715
Ingenico SA	134,500	2,461,834
Laurent-Perrier Group	8,460	496,144
LeGuide.com SA (a)	90,400	1,741,717
Maisons France Confort	44,800	1,180,673
Common Stocks - continued
	Shares	Value
France - continued
Meetic (a)(d)	234,800	$ 5,234,378
Nexity	103,900	3,350,610
Sartorius Stedim Biotech	58,500	1,700,468
SeLoger.com (a)(d)	206,100	5,221,286
SR Teleperformance SA	102,100	2,941,796
TOTAL FRANCE		42,431,627
Germany - 5.8%
CTS Eventim AG (d)	100,400	2,886,630
Delticom AG	49,700	3,065,724
ElringKlinger AG	199,900	2,865,854
Fresenius Medical Care AG & Co. KGaA (d)	107,810	4,191,609
Gerresheimer AG	85,400	2,036,833
KROMI Logistik AG (a)	118,200	756,917
Open Business Club AG (a)	42,000	1,646,116
Q-Cells SE (a)(d)	68,300	1,448,685
Rational AG (d)	25,700	2,588,530
SMA Solar Technology AG	33,000	2,045,511
STRATEC Biomedical Systems AG	38,810	765,870
United Internet AG	322,600	3,347,492
Wirecard AG	277,950	2,288,453
TOTAL GERMANY		29,934,224
Greece - 0.5%
Babis Vovos International Technical SA (a)	159,500	1,030,416
Jumbo SA	158,600	1,353,530
TOTAL GREECE		2,383,946
Hong Kong - 2.5%
Cafe de Coral Holdings Ltd.	1,016,000	1,886,268
Champion (REIT)	1,815,000	417,144
China Everbright Ltd.	386,000	746,971
Dynasty Fine Wines Group Ltd.	1,520,000	263,432
Fairwood Holdings Ltd.	560,500	444,799
First Pacific Co. Ltd.	1,686,000	769,792
Midland Holdings Ltd.	4,868,000	1,995,067
Prosperity (REIT)	1,329,000	148,360
Sa Sa International Holdings Ltd.	1,200,000	417,302
Shun Tak Holdings Ltd.	8,356,000	3,687,378
Techtronic Industries Co. Ltd.	2,066,500	1,222,123
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Texwinca Holdings Ltd.	1,022,000	$ 621,990
Transport International Holdings Ltd.	89,600	242,480
TOTAL HONG KONG		12,863,106
India - 0.0%
Petronet LNG Ltd.	118,974	124,455
Ireland - 0.7%
Dragon Oil PLC (a)	743,500	2,824,712
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	91,325
Petroceltic International PLC (a)	4,436,800	580,808
Vimio PLC (a)	867,300	13
TOTAL IRELAND		3,496,858
Italy - 0.2%
Seldovia Native Association, Inc. (SNAI) (a)	328,490	1,205,804
Japan - 25.9%
Aioi Insurance Co. Ltd.	324,000	1,422,532
Air Water, Inc.	280,000	2,314,572
Airport Facilities Co. Ltd.	168,800	863,465
ARCS Co. Ltd.	139,900	1,725,393
Arnest One Corp. (d)	364,300	606,044
Asahi Intecc Co. Ltd.	131,900	1,131,773
Benesse Corp.	23,000	880,421
C. Uyemura & Co. Ltd.	34,100	684,660
Central Glass Co. Ltd.	508,000	1,928,910
Chiba Bank Ltd.	377,000	1,870,199
Chiyoda Corp.	122,000	734,024
Create SD Holdings Co. Ltd.	48,200	783,874
Culture Convenience Club Co. Ltd. (d)	163,700	1,026,008
Daicel Chemical Industries Ltd.	178,000	748,098
Daido Steel Co. Ltd.	76,000	253,234
Daihen Corp. (d)	443,000	1,455,355
Daikin Industries Ltd.	55,400	1,490,793
Daiseki Co. Ltd. (d)	107,730	2,064,918
Don Quijote Co. Ltd.	101,600	1,544,121
eAccess Ltd.	2,366	1,549,839
EPS Co. Ltd.	594	2,146,826
Exedy Corp.	126,500	2,353,678
Ferrotec Corp. (d)	33,100	343,269
FreeBit Co., Ltd. (d)	170	895,356
Fuji Oil Co. Ltd.	139,500	1,383,648
Hamamatsu Photonics KK	27,400	552,706
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Metals Ltd.	89,000	$ 702,034
Hitachi Transport System Ltd.	101,100	1,037,097
Hoshizaki Electric Co. Ltd.	45,100	422,687
Ibiden Co. Ltd.	60,600	1,772,550
Ichirokudo Co. Ltd. (a)	79	24,340
Inpex Corp.	186	1,183,941
Isetan Mitsukoshi Holdings Ltd.	97,600	820,659
Itochu Corp.	354,000	1,898,645
JTEKT Corp.	166,100	1,602,454
Jupiter Telecommunications Co.	4,222	2,971,627
kabu.com Securities Co. Ltd. (d)	1,900	1,968,668
Kakaku.com, Inc. (d)	677	2,317,661
Kandenko Co. Ltd.	139,000	886,455
Kinki Sharyo Co. Ltd. (d)	244,000	1,406,034
KOMERI Co. Ltd. (d)	71,000	1,496,091
Kuraray Co. Ltd.	179,000	1,540,538
Kyorin Co. Ltd.	54,000	625,369
Mazda Motor Corp.	258,000	642,640
McDonald's Holdings Co. (Japan) Ltd.	108,100	1,862,823
Meiko Electronics Co. Ltd. (d)	107,500	1,398,849
Miraca Holdings, Inc.	45,700	932,976
Mitsubishi Materials Corp.	217,000	628,296
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,530	1,770,612
Mitsui Chemicals, Inc.	306,000	914,103
Mobilephone Telecommunications International Ltd.	265	547,686
Nabtesco Corp.	139,000	1,130,107
Nagaileben Co. Ltd.	7,400	131,556
NGK Insulators Ltd.	71,000	1,089,151
Nichi-iko Pharmaceutical Co. Ltd.	48,900	1,320,633
Nichicon Corp.	134,200	1,288,105
Nihon M&A Center, Inc. (d)	384	945,590
Nihon Nohyaku Co. Ltd. (d)	347,000	2,470,548
Nikon Corp.	32,000	424,211
Nippon Electric Glass Co. Ltd.	202,000	1,644,181
NOF Corp.	236,000	876,026
Nomura Real Estate Residential Fund, Inc.	231	896,564
NTT Urban Development Co.	1,948	1,579,602
Oenon Holdings, Inc.	346,000	666,708
Omron Corp.	65,600	980,715
Park24 Co. Ltd.	47,800	369,002
Pigeon Corp. (d)	41,900	1,048,841
Point, Inc.	60,140	2,680,614
Common Stocks - continued
	Shares	Value
Japan - continued
Rengo Co. Ltd. (d)	266,000	$ 1,329,041
Roland DG Corp.	43,600	588,471
Saizeriya Co. Ltd. (d)	173,300	1,968,049
Sankyu, Inc.	407,000	1,195,584
Santen Pharmaceutical Co. Ltd.	77,700	2,194,991
Sato Corp.	101,500	904,069
Sec Carbon Ltd.	126,000	457,004
Sega Sammy Holdings, Inc.	190,000	1,720,365
Sekisui Chemical Co. Ltd.	124,000	651,224
Seven Bank Ltd.	877	2,071,640
Shimadzu Corp.	101,000	617,538
Shin Nippon Biomedical Laboratories Ltd. (d)	144,400	479,376
Shin-Kobe Electric Machinery Co. Ltd. (d)	263,000	2,079,163
Shizuoka Bank Ltd.	211,000	1,901,520
SHO-BOND Holdings Co. Ltd.	114,000	2,050,168
So-net M3, Inc. (d)	481	1,565,376
Sony Financial Holdings, Inc.	880	2,769,381
SRI Sports Ltd.	722	519,084
Stanley Electric Co. Ltd.	150,700	2,140,600
Start Today Co. Ltd.	1,225	1,081,249
Sumitomo Rubber Industries Ltd.	262,500	1,809,764
Sumitomo Trust & Banking Co. Ltd.	320,000	1,339,435
Sysmex Corp.	53,400	1,609,259
Taiko Pharmaceutical Co. Ltd.	5,800	235,515
Takeei Corp.	87,100	933,749
The Suruga Bank Ltd.	157,000	1,346,428
Tocalo Co. Ltd.	61,800	652,224
Tohoku Electric Power Co., Inc.	50,300	1,049,385
Tokai Carbon Co. Ltd.	97,000	435,109
Tokyo Gas Co. Ltd.	235,000	891,158
Tokyo Ohka Kogyo Co. Ltd.	47,100	797,073
Toyo Suisan Kaisha Ltd.	55,000	1,075,585
Tsumura & Co.	53,400	1,462,776
Unicharm Petcare Corp.	32,900	877,965
USJ Co. Ltd.	1,937	970,606
Weathernews, Inc.	24,900	336,566
Works Applications Co. Ltd.	2,665	1,227,469
Yamatake Corp.	115,400	1,934,580
Yamato Kogyo Co. Ltd.	10,600	240,829
Yokogawa Bridge Holdings Corp.	257,000	2,223,830
TOTAL JAPAN		133,403,903
Common Stocks - continued
	Shares	Value
Luxembourg - 0.2%
GlobeOp Financial Services SA	693,085	$ 999,280
Malaysia - 0.0%
Top Glove Corp. Bhd	150,600	234,784
Netherlands - 2.5%
Brunel International NV	85,500	1,374,802
Gemalto NV (a)	72,000	2,266,487
James Hardie Industries NV unit	1,227,287	4,104,858
QIAGEN NV (a)	282,300	4,615,332
SMARTRAC NV (a)(d)	49,800	595,505
TOTAL NETHERLANDS		12,956,984
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.	429,688	739,208
The Warehouse Group Ltd.	82,826	168,268
TOTAL NEW ZEALAND		907,476
Norway - 0.3%
IMAREX NOS ASA (a)	158,500	1,049,816
Norwegian Property ASA	400,590	478,278
TOTAL NORWAY		1,528,094
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	750,837	1,637,801
Oil Search Ltd.	97,412	363,349
TOTAL PAPUA NEW GUINEA		2,001,150
Philippines - 0.1%
PNOC Energy Development Corp.	4,340,000	324,823
Singapore - 1.0%
CapitaLand Ltd.	492,000	917,204
City Developments Ltd.	224,000	980,426
Pan-United Corp. Ltd.	555,000	176,190
Raffles Medical Group Ltd.	1,833,000	1,126,667
Wing Tai Holdings Ltd.	3,275,000	1,946,640
TOTAL SINGAPORE		5,147,127
Spain - 0.7%
EDP Renovaveis SA	28,600	233,133
Laboratorios Almirall SA	149,200	1,346,181
Laboratorios Farmaceuticos ROVI SA	285,700	2,043,577
TOTAL SPAIN		3,622,891
Common Stocks - continued
	Shares	Value
Sweden - 1.2%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	$ 41,222
Elekta AB (B Shares) (d)	266,400	3,072,855
Intrum Justitia AB (d)	220,200	1,913,318
Q-Med AB	188,600	1,056,654
XCounter AB (a)	1,108,000	250,921
TOTAL SWEDEN		6,334,970
Switzerland - 2.0%
Actelion Ltd. (Reg.) (a)	82,840	3,773,171
Basilea Pharmaceutica AG (a)	9,770	681,609
Logitech International SA (Reg.) (a)	157,836	2,108,801
Lonza Group AG	24,364	2,234,521
VZ Holding AG	44,950	1,757,453
TOTAL SWITZERLAND		10,555,555
Taiwan - 0.2%
Young Fast Optoelectron Co. Ltd.	95,000	835,548
Thailand - 0.1%
C.P. Seven Eleven PCL	1,108,200	392,589
Total Access Communication PCL	221,900	157,549
TOTAL THAILAND		550,138
United Kingdom - 20.4%
Abcam PLC	331,300	3,243,942
Aberdeen Asset Management PLC	1,427,600	2,767,444
ACP Capital Ltd.	265,625	78,250
Advanced Fluid Connections PLC (a)	7,009,687	104
Antisoma PLC (a)	3,501,200	1,407,305
Appian Technology PLC warrants 7/11/09 (a)(f)	479,045	7
ASOS PLC (a)(d)	1,243,900	7,078,923
Asset Realisation Co. PLC (a)	375,000	38,353
Autonomy Corp. PLC (a)	343,500	7,203,630
Axis Shield PLC (a)	469,500	2,023,339
Blinkx PLC (a)	2,063,000	531,571
Bond International Software PLC	583,666	357,151
Cadogan Petroleum PLC	1,406,300	221,817
Cairn Energy PLC (a)	107,800	3,378,581
Camco International Ltd. (a)	1,183,202	342,561
Centurion Electronics PLC (a)(e)	748,299	11
Ceres Power Holdings PLC (a)	469,300	837,389
China Goldmines PLC (a)	669,353	246,962
Clerkenwell Ventures PLC	110,300	34,814
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Concateno PLC (a)	1,859,300	$ 2,600,330
Connaught PLC	475,900	2,501,842
Corac Group PLC (a)	3,717,704	1,742,776
Craneware PLC	865,000	2,830,939
CSR PLC (a)	657,100	2,528,910
CVS Group PLC (a)	151,800	306,066
Datacash Group PLC	1,271,280	4,684,378
European Nickel PLC (a)	5,837,800	663,652
Evolution Group PLC	1,716,500	3,026,020
Faroe Petroleum PLC (a)	262,500	291,271
GoIndustry-DoveBid PLC (a)	1,466,500	41,781
IBS Group Holding Ltd. GDR (Reg. S) (a)	311,000	1,503,823
Ideal Shopping Direct PLC	234,592	205,473
IG Group Holdings PLC	1,215,489	3,930,443
Inova Holding PLC (a)	1,443,461	21
Intec Telecom Systems PLC (a)	1,716,568	1,086,643
Jubilee Platinum PLC (a)	1,657,843	303,323
Keronite PLC (f)	13,620,267	100,708
Landround PLC warrants 12/11/09 (a)(f)	166,666	2
Marwyn Value Investors II Ltd. (a)	1,911,200	879,596
Max Petroleum PLC (a)	2,509,220	480,664
Michael Page International PLC	272,819	1,106,220
NCC Group Ltd.	250,715	1,201,286
Nviro Cleantech PLC (a)	2,175,000	212,290
Powerleague Group PLC	786,200	457,448
Pureprofile Media PLC (a)(f)	1,108,572	409,839
Pursuit Dynamics PLC (a)	761,639	804,840
Redhall Group PLC	345,700	897,026
Regenersis PLC (a)	815,000	673,990
Renewable Energy Generation Ltd.	1,646,700	1,209,165
Romag Holdings PLC	38,000	30,507
Royalblue Group PLC	280,142	4,547,049
Salamander Energy PLC (a)	735,300	1,836,653
SDL PLC (a)	1,150,062	5,545,957
Serco Group PLC	449,099	2,422,051
Silverdell PLC (a)	921,000	107,637
Sinclair Pharma PLC (a)	1,888,371	786,222
Sphere Medical Holding PLC (a)(f)	420,000	1,267,036
SR Pharma PLC (a)	3,017,900	1,406,132
Synergy Health PLC (d)	391,024	2,249,117
TMO Biotec (a)(f)	1,000,000	369,700
Tullow Oil PLC	141,200	1,666,225
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ukrproduct Group Ltd.	502,300	$ 102,744
Unite Group PLC	379,010	543,906
Valiant Petroleum PLC (a)	160,000	1,127,136
Vectura Group PLC (a)	944,860	990,530
Wellstream Holdings PLC	232,300	1,765,109
William Hill PLC	1,369,600	4,396,104
Xchanging PLC	1,557,400	4,248,101
York Pharma PLC (a)	392,500	18,864
YouGov PLC (a)	1,742,654	1,218,513
Zenergy Power PLC (a)	711,280	1,440,535
ZincOx Resources PLC (a)	570,100	551,174
TOTAL UNITED KINGDOM		105,109,921
United States of America - 0.9%
CTC Media, Inc. (a)	443,100	3,473,904
Cyberview Technology, Inc. (a)	996,527	15
Frontera Resources Corp. (a)	1,157,200	401,541
ResMed, Inc. CHESS Depositary Interests (a)	112,084	440,080
TyraTech, Inc. (a)	191,500	79,741
XL TechGroup, Inc. (a)	1,329,250	20
TOTAL UNITED STATES OF AMERICA		4,395,301
TOTAL COMMON STOCKS (Cost $663,625,104)		482,233,381
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Biotest AG (non-vtg.) (Cost $8,229,358)	103,100	4,194,426
Investment Companies - 0.2%

United Kingdom - 0.2%
Brookwell Ltd. (e) (Cost $3,810,797)	1,536,250	905,867
Money Market Funds - 12.3%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	24,151,596	$ 24,151,596
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	39,223,010	39,223,010
TOTAL MONEY MARKET FUNDS (Cost $63,374,606)		63,374,606
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $739,039,865)		550,708,280
NET OTHER ASSETS - (6.9)%		(35,316,193)
NET ASSETS - 100%		$ 515,392,087
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,598,660 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Security	Acquisition Date	Acquisition Cost
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Appian Technology PLC warrants 7/11/09	2/18/05	$ 3
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Landround PLC warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08	$ 1,310,083
TMO Biotec	10/27/05	$ 535,065
Vestas Wind Systems AS	4/29/09	$ 1,355,888
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 151,234
Fidelity Securities Lending Cash Central Fund	454,584
Total	$ 605,818
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd.	$ 1,450,926	$ 166,500	$ -	$ 377,946	$ 905,867
Centurion Electronics PLC	12	-	-	-	11
CustomVis PLC	200,922	-	32,772	-	-
Cyberview Technology, Inc.	16	-	-	-	-
Teleunit SpA	457,711	-	52,094	-	-
Total	$ 2,109,587	$ 166,500	$ 84,866	$ 377,946	$ 905,878
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 550,708,280	$ 128,170,480	$ 414,404,525	$ 8,133,275
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 14,778,878
Total Realized Gain (Loss)	(995,834)
Total Unrealized Gain (Loss)	(3,572,523)
Cost of Purchases	-
Proceeds of Sales	(3,073,903)
Amortization/Accretion	-
Transfer in/out of Level 3	996,657
Ending Balance	$ 8,133,275

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $28,798,938 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009
Assets
Investment in securities, at value (including securities loaned of $37,341,473) - See accompanying schedule: Unaffiliated issuers (cost $671,530,326)	$ 486,427,796
Fidelity Central Funds (cost $63,374,606)	63,374,606
Other affiliated issuers (cost $4,134,933)	905,878
Total Investments (cost $739,039,865)		$ 550,708,280
Foreign currency held at value (cost $246,127)		246,500
Receivable for investments sold		8,307,129
Receivable for fund shares sold		354,584
Dividends receivable		1,823,031
Distributions receivable from Fidelity Central Funds		94,710
Prepaid expenses		4,867
Other receivables		159,848
Total assets		561,698,949

Liabilities
Payable for investments purchased	$ 5,919,872
Payable for fund shares redeemed	546,479
Accrued management fee	358,570
Distribution fees payable	13,444
Other affiliated payables	149,549
Other payables and accrued expenses	95,938
Collateral on securities loaned, at value	39,223,010
Total liabilities		46,306,862

Net Assets		$ 515,392,087
Net Assets consist of:
Paid in capital		$ 832,335,869
Undistributed net investment income		2,289,104
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,858,477)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(188,374,409)
Net Assets		$ 515,392,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,531,230 ÷ 1,097,818 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($11,859,376 ÷ 969,201 shares)	$ 12.24

Maximum offering price per share (100/96.50 of $12.24)	$ 12.68
Class B: Net Asset Value and offering price per share ($2,766,838 ÷ 230,402 shares)A	$ 12.01

Class C: Net Asset Value and offering price per share ($4,789,057 ÷ 397,149 shares)A	$ 12.06

International Small Cap: Net Asset Value, offering price and redemption price per share ($480,509,909 ÷ 38,586,580 shares)	$ 12.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,935,677 ÷ 155,571 shares)	$ 12.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2009
Investment Income
Dividends (including $377,946 earned from other affiliated issuers)		$ 5,684,547
Interest		4,807
Income from Fidelity Central Funds (including $454,584 from security lending)		605,818
		6,295,172
Less foreign taxes withheld		(225,724)
Total income		6,069,448

Expenses
Management fee Basic fee	$ 2,192,689
Performance adjustment	492,211
Transfer agent fees	758,233
Distribution fees	83,886
Accounting and security lending fees	133,702
Custodian fees and expenses	77,713
Independent trustees' compensation	2,020
Registration fees	43,024
Audit	74,775
Legal	1,675
Miscellaneous	5,903
Total expenses before reductions	3,865,831
Expense reductions	(85,487)	3,780,344
Net investment income (loss)		2,289,104
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(88,206,225)
Other affiliated issuers	(5,239,603)
Foreign currency transactions	412,728
Total net realized gain (loss)		(93,033,100)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,452)	105,556,973
Assets and liabilities in foreign currencies	(601,687)
Total change in net unrealized appreciation (depreciation)		104,955,286
Net gain (loss)		11,922,186
Net increase (decrease) in net assets resulting from operations		$ 14,211,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,289,104	$ 1,587,080
Net realized gain (loss)	(93,033,100)	8,577,813
Change in net unrealized appreciation (depreciation)	104,955,286	(799,488,059)
Net increase (decrease) in net assets resulting from operations	14,211,290	(789,323,166)
Distributions to shareholders from net investment income	-	(6,293,163)
Distributions to shareholders from net realized gain	-	(288,048,226)
Total distributions	-	(294,341,389)
Share transactions - net increase (decrease)	(73,298,089)	(123,772,022)
Redemption fees	28,527	146,272
Total increase (decrease) in net assets	(59,058,272)	(1,207,290,305)

Net Assets
Beginning of period	574,450,359	1,781,740,664
End of period (including undistributed net investment income of $2,289,104 and $0, respectively)	$ 515,392,087	$ 574,450,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 31.14	$ 28.79	$ 26.69	$ 21.25	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.04	- I	.03	(.02)	.05	.02
Net realized and unrealized gain (loss)	.38	(14.03)	7.97	5.05	6.16	3.83
Total from investment operations	.42	(14.03)	8.00	5.03	6.21	3.85
Distributions from net investment income	-	(.03)	-	(.05)	(.02)	(.02)
Distributions from net realized gain	-	(5.18)	(5.65)	(2.89)	(.77)	(.31)
Total distributions	-	(5.20) J	(5.65)	(2.94)	(.79)	(.33)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.33	$ 11.91	$ 31.14	$ 28.79	$ 26.69	$ 21.25
Total Return B,C,D	3.53%	(53.35)%	33.43%	20.22%	30.16%	22.36%
Ratios to Average Net Assets F,H
Expenses before reductions	1.74% A	1.82%	1.53%	1.64%	1.66%	1.71%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.53%	1.64%	1.66%	1.71%
Expenses net of all reductions	1.63% A	1.60%	1.49%	1.58%	1.63%	1.69%
Net investment income (loss)	.78% A	-% K	.10%	(.08)%	.21%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,531	$ 13,561	$ 38,585	$ 36,701	$ 34,838	$ 13,278
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share. K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 30.96	$ 28.64	$ 26.57	$ 21.20	$ 17.68
Income from Investment Operations
Net investment income (loss) E	.03	(.05)	(.04)	(.09)	(.01)	(.03)
Net realized and unrealized gain (loss)	.37	(13.95)	7.93	5.03	6.12	3.83
Total from investment operations	.40	(14.00)	7.89	4.94	6.11	3.80
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(5.12)	(5.57)	(2.88)	(.76)	(.31)
Total distributions	-	(5.12) J	(5.57)	(2.88)	(.76)	(.32)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.24	$ 11.84	$ 30.96	$ 28.64	$ 26.57	$ 21.20
Total Return B,C,D	3.38%	(53.46)%	33.07%	19.93%	29.72%	22.07%
Ratios to Average Net Assets F,H
Expenses before reductions	1.99% A	2.07%	1.77%	1.89%	1.92%	1.94%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.77%	1.89%	1.91%	1.94%
Expenses net of all reductions	1.87% A	1.86%	1.73%	1.83%	1.88%	1.92%
Net investment income (loss)	.53% A	(.25)%	(.14)%	(.32)%	(.04)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,859	$ 13,493	$ 40,823	$ 41,982	$ 41,647	$ 15,131
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $5.12 per share is comprised of distributions from net realized gain of $5.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 30.49	$ 28.26	$ 26.24	$ 20.99	$ 17.62
Income from Investment Operations
Net investment income (loss) E	- I	(.16)	(.18)	(.24)	(.14)	(.16)
Net realized and unrealized gain (loss)	.36	(13.73)	7.82	4.98	6.08	3.80
Total from investment operations	.36	(13.89)	7.64	4.74	5.94	3.64
Distributions from net realized gain	-	(4.95) J	(5.41)	(2.73)	(.71)	(.31)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.01	$ 11.65	$ 30.49	$ 28.26	$ 26.24	$ 20.99
Total Return B,C,D	3.09%	(53.68)%	32.38%	19.28%	29.13%	21.21%
Ratios to Average Net Assets F,H
Expenses before reductions	2.49% A	2.58%	2.30%	2.48%	2.49%	2.63%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.30%	2.40%	2.43%	2.63%
Expenses net of all reductions	2.37% A	2.36%	2.26%	2.34%	2.40%	2.60%
Net investment income (loss)	.03% A	(.75)%	(.66)%	(.84)%	(.56)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,767	$ 3,230	$ 10,704	$ 11,354	$ 12,783	$ 5,061
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $4.95 per share is comprised of distributions from net realized gain of $4.949 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 30.62	$ 28.33	$ 26.31	$ 21.04	$ 17.64
Income from Investment Operations
Net investment income (loss) E	- I	(.16)	(.17)	(.23)	(.13)	(.12)
Net realized and unrealized gain (loss)	.36	(13.78)	7.85	4.99	6.10	3.80
Total from investment operations	.36	(13.94)	7.68	4.76	5.97	3.68
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(4.98)	(5.39)	(2.75)	(.72)	(.31)
Total distributions	-	(4.98) J	(5.39)	(2.75)	(.72)	(.32)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.06	$ 11.70	$ 30.62	$ 28.33	$ 26.31	$ 21.04
Total Return B,C,D	3.08%	(53.67)%	32.39%	19.34%	29.22%	21.43%
Ratios to Average Net Assets F,H
Expenses before reductions	2.49% A	2.57%	2.26%	2.38%	2.41%	2.43%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.26%	2.38%	2.41%	2.43%
Expenses net of all reductions	2.37% A	2.36%	2.22%	2.32%	2.38%	2.40%
Net investment income (loss)	.03% A	(.76)%	(.62)%	(.81)%	(.54)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,789	$ 5,658	$ 20,094	$ 21,335	$ 25,202	$ 8,664
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $4.98 per share is comprised of distributions from net realized gain of $4.975 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 31.44	$ 29.03	$ 26.89	$ 21.36	$ 17.71
Income from Investment Operations
Net investment income (loss) D	.05	.03	.12	.08	.15	.10
Net realized and unrealized gain (loss)	.37	(14.14)	8.03	5.08	6.19	3.84
Total from investment operations	.42	(14.11)	8.15	5.16	6.34	3.94
Distributions from net investment income	-	(.12)	(.07)	(.14)	(.06)	(.02)
Distributions from net realized gain	-	(5.18)	(5.67)	(2.89)	(.77)	(.31)
Total distributions	-	(5.30) I	(5.74)	(3.03)	(.83)	(.33)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.02	.04
Net asset value, end of period	$ 12.45	$ 12.03	$ 31.44	$ 29.03	$ 26.89	$ 21.36
Total Return B,C	3.49%	(53.25)%	33.82%	20.65%	30.67%	22.84%
Ratios to Average Net Assets E,G
Expenses before reductions	1.50% A	1.49%	1.19%	1.28%	1.28%	1.30%
Expenses net of fee waivers, if any	1.50% A	1.49%	1.19%	1.28%	1.28%	1.30%
Expenses net of all reductions	1.47% A	1.44%	1.15%	1.22%	1.25%	1.28%
Net investment income (loss)	.93% A	.16%	.45%	.29%	.59%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,510	$ 536,291	$ 1,663,761	$ 1,816,059	$ 2,090,458	$ 1,091,335
Portfolio turnover rate F	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $5.30 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 31.38	$ 28.99	$ 26.86	$ 21.36	$ 17.72
Income from Investment Operations
Net investment income (loss) D	.06	.05	.12	.08	.14	.10
Net realized and unrealized gain (loss)	.37	(14.12)	8.01	5.07	6.18	3.84
Total from investment operations	.43	(14.07)	8.13	5.15	6.32	3.94
Distributions from net investment income	-	(.12)	(.07)	(.14)	(.07)	(.03)
Distributions from net realized gain	-	(5.18)	(5.67)	(2.89)	(.77)	(.31)
Total distributions	-	(5.30) I	(5.74)	(3.03)	(.84)	(.34)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.02	.04
Net asset value, end of period	$ 12.44	$ 12.01	$ 31.38	$ 28.99	$ 26.86	$ 21.36
Total Return B,C	3.58%	(53.22)%	33.84%	20.65%	30.59%	22.84%
Ratios to Average Net Assets E,G
Expenses before reductions	1.50% A	1.49%	1.18%	1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.18%	1.29%	1.30%	1.32%
Expenses net of all reductions	1.37% A	1.35%	1.14%	1.23%	1.27%	1.29%
Net investment income (loss)	1.03% A	.25%	.45%	.28%	.57%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936	$ 2,217	$ 7,774	$ 9,050	$ 7,432	$ 2,568
Portfolio turnover rate F	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $5.30 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments ,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 42,680,931
Unrealized depreciation	(237,213,606)
Net unrealized appreciation (depreciation)	$ (194,532,675)
Cost for federal income tax purposes	$ 745,240,955

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,439,088 and $241,794,206, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.06% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 15,709	$ 408
Class T	.25%	.25%	29,634	-
Class B	.75%	.25%	14,187	10,693
Class C	.75%	.25%	24,356	771
			$ 83,886	$ 11,872

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,234
Class T	738
Class B*	2,682
Class C*	17
$ 4,671

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,466.29
Class T	17,539.30
Class B	4,149.29
Class C	7,001.29
International Small Cap	708,206.30
Institutional Class	2,872.30
	$ 758,233

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,642 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 5,543
Class T	1.90%	5,568
Class B	2.40%	1,300
Class C	2.40%	2,105
Institutional Class	1.40%	949
		$ 15,465

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69,839 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $183.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ -	$ 31,995
International Small Cap	-	6,232,230
Institutional Class	-	28,938
Total	$ -	$ 6,293,163

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 6,369,531
Class T	-	6,691,175
Class B	-	1,698,463
Class C	-	3,224,346
International Small Cap	-	268,816,510
Institutional Class	-	1,248,201
Total	$ -	$ 288,048,226

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	160,889	287,898	$ 1,858,245	$ 6,010,378
Reinvestment of distributions	-	249,978	-	5,921,976
Shares redeemed	(201,422)	(638,746)	(2,275,377)	(12,839,012)
Net increase (decrease)	(40,533)	(100,870)	$ (417,132)	$ (906,658)
Class T
Shares sold	68,135	197,388	$ 764,091	$ 4,233,911
Reinvestment of distributions	-	266,848	-	6,297,616
Shares redeemed	(238,372)	(643,248)	(2,680,678)	(12,848,518)
Net increase (decrease)	(170,237)	(179,012)	$ (1,916,587)	$ (2,316,991)
Class B
Shares sold	5,357	14,574	$ 59,404	$ 298,092
Reinvestment of distributions	-	66,447	-	1,549,547
Shares redeemed	(52,235)	(154,774)	(572,772)	(3,077,783)
Net increase (decrease)	(46,878)	(73,753)	$ (513,368)	$ (1,230,144)
Class C
Shares sold	10,204	42,453	$ 112,595	$ 916,236
Reinvestment of distributions	-	110,479	-	2,587,416
Shares redeemed	(96,682)	(325,478)	(1,072,946)	(6,282,310)
Net increase (decrease)	(86,478)	(172,546)	$ (960,351)	$ (2,778,658)
International Small Cap
Shares sold	2,209,258	6,448,356	$ 25,274,340	$ 136,000,750
Reinvestment of distributions	-	10,462,725	-	249,849,882
Shares redeemed	(8,213,810)	(25,231,805)	(94,422,573)	(501,268,909)
Net increase (decrease)	(6,004,552)	(8,320,724)	$ (69,148,233)	$ (115,418,277)

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Institutional Class
Shares sold	18,118	50,432	$ 198,913	$ 1,127,368
Reinvestment of distributions	-	31,471	-	749,964
Shares redeemed	(47,103)	(145,066)	(541,331)	(2,998,626)
Net increase (decrease)	(28,985)	(63,163)	$ (342,418)	$ (1,121,294)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the year ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the year ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 15, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AISC-USAN-0609
1.800643.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of
Fidelity® International Small Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.65%
Actual		$ 1,000.00	$ 1,035.30	$ 8.33
Hypothetical A		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 1,033.80	$ 9.58
Hypothetical A		$ 1,000.00	$ 1,015.37	$ 9.49
Class B	2.40%
Actual		$ 1,000.00	$ 1,030.90	$ 12.09
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
Class C	2.40%
Actual		$ 1,000.00	$ 1,030.80	$ 12.08
Hypothetical A		$ 1,000.00	$ 1,012.89	$ 11.98
International Small Cap	1.50%
Actual		$ 1,000.00	$ 1,034.90	$ 7.57
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,035.80	$ 7.07
Hypothetical A		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 25.9%
United Kingdom 20.6%
France 8.2%
Australia 7.9%
Germany 6.6%
United States of America 6.3%
Netherlands 2.5%
Hong Kong 2.5%
Switzerland 2.0%
Other 17.5%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 32.3%
United Kingdom 19.7%
United States of America 8.3%
Australia 7.6%
Germany 6.5%
France 5.3%
Switzerland 2.6%
Sweden 1.7%
Spain 1.7%
Other 14.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	94.6	92.5
Short-Term Investments and Net Other Assets	5.4	7.5
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Autonomy Corp. PLC (United Kingdom, Software)	1.4	0.9
ASOS PLC (United Kingdom, Internet & Catalog Retail)	1.4	1.3
Playtech Ltd. (British Virgin Islands, Software)	1.1	0.6
SDL PLC (United Kingdom, Software)	1.1	0.8
Meetic (France, Internet Software & Services)	1.0	0.6
SeLoger.com (France, Media)	1.0	0.5
Red Back Mining, Inc. (Canada, Metals & Mining)	1.0	0.5
Vestas Wind Systems AS (Denmark, Electrical Equipment)	1.0	0.6
Datacash Group PLC (United Kingdom, IT Services)	0.9	1.0
QIAGEN NV (Netherlands, Life Sciences Tools & Services)	0.9	0.7
	10.8
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.3	14.8
Information Technology	16.3	12.8
Industrials	15.5	14.8
Health Care	14.1	19.4
Financials	12.5	9.1
Materials	8.1	6.4
Energy	6.0	6.0
Consumer Staples	2.6	5.1
Telecommunication Services	1.2	1.3
Utilities	0.8	2.6

Semiannual Report

Investments April 30, 2009

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
Australia - 7.9%
AGL Energy Ltd.	41,046	$ 451,250
Allied Gold Ltd. (a)	2,618,907	609,346
Allied Gold Ltd. (United Kingdom) (a)	5,582,300	1,312,960
Ansell Ltd.	95,235	580,276
Australian Worldwide Exploration Ltd.	517,887	918,796
Centamin Egypt Ltd. (a)	5,409,550	4,368,451
Centennial Coal Co. Ltd.	307,449	406,854
Coal of Africa Ltd. (a)	2,537,804	2,521,407
CopperCo Ltd. (a)	3,342,244	24
David Jones Ltd.	1,228,763	2,707,104
Dominos Pizza Enterprises Ltd.	186,023	416,593
Energy Resources of Australia Ltd.	58,759	892,925
Healthscope Ltd.	210,069	591,108
Invocare Ltd.	317,832	1,180,899
Iress Market Technology Ltd. (d)	319,947	1,388,822
JB Hi-Fi Ltd. (d)	346,322	3,434,698
Metcash Ltd.	252,225	762,914
Monto Minerals Ltd. (a)	8,206,552	121
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	22
Navitas Ltd.	1,322,105	2,201,383
Newcrest Mining Ltd.	22,056	480,145
Nufarm Ltd.	125,830	1,210,426
OZ Minerals Ltd.	882,090	481,026
Paladin Energy Ltd. (a)(d)	669,503	2,244,128
Primary Health Care Ltd.	296,216	939,051
QBE Insurance Group Ltd.	172,295	2,729,757
Ramsay Health Care Ltd.	155,226	1,044,000
SAI Global Ltd.	742,517	1,376,704
Seek Ltd. (d)	518,972	1,241,464
Sigma Pharmaceuticals Ltd.	783,310	637,890
Sonic Healthcare Ltd.	40,015	339,247
Tianshan Goldfields Ltd. (a)	944,712	49,457
United Group Ltd.	280,367	1,957,007
Westfield Group unit	54,397	424,394
WorleyParsons Ltd.	30,013	398,696
Wotif.com Holdings Ltd.	82,808	239,635
TOTAL AUSTRALIA		40,538,980
Austria - 0.6%
Andritz AG	95,800	3,255,801
Common Stocks - continued
	Shares	Value
Belgium - 0.3%
EVS Broadcast Equipment SA	7,700	$ 352,900
Hansen Transmission International NV (a)	500,100	1,088,658
TOTAL BELGIUM		1,441,558
Bermuda - 1.8%
Aquarius Platinum Ltd. (a)	40,716	150,983
Aquarius Platinum Ltd. (Australia)	366,449	1,358,870
C C Land Holdings Ltd.	861,000	284,631
Oakley Capital Investments Ltd. (a)	1,293,800	1,209,800
Pacific Basin Shipping Ltd.	1,389,000	686,817
Peace Mark Holdings Ltd. (a)	788,000	1
PureCircle Ltd. (a)	616,000	2,242,062
Seadrill Ltd.	124,800	1,331,759
Vtech Holdings Ltd.	414,000	2,070,640
Zambezi Resources Ltd.:
CDI (a)	2,184,593	31,768
warrants 8/31/09 (a)	108,686	1
TOTAL BERMUDA		9,367,332
British Virgin Islands - 1.5%
Albidon Ltd. unit (a)	1,469,000	40,840
Kalahari Energy (a)(f)	1,451,000	1,813,750
Playtech Ltd. (d)	860,400	5,790,814
TOTAL BRITISH VIRGIN ISLANDS		7,645,404
Canada - 1.8%
AirSea Lines (f)	1,893,338	50,088
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	25
European Goldfields Ltd. (a)	903,300	1,915,231
Pacific Rubiales Energy Corp. (a)	285,800	1,401,157
Red Back Mining, Inc. (a)	742,600	5,140,479
Rock Well Petroleum, Inc. (a)(f)	770,400	6
Starfield Resources, Inc. (a)	4,328,075	652,884
TOTAL CANADA		9,159,870
Cayman Islands - 1.6%
International Consolidated Minerals, Inc. (a)	852,927	143,310
Kingboard Chemical Holdings Ltd.	22,500	54,543
Kingboard Laminates Holdings Ltd.	938,000	371,360
New World China Land Ltd.	5,384,000	2,095,465
Orchid Developments Group Ltd. (a)	1,211,000	778,508
Pacific Textile Holdings Ltd.	2,904,000	302,741
Shimao Property Holdings Ltd.	3,020,000	3,353,949
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Stella International Holdings Ltd.	134,000	$ 177,554
Xinyi Glass Holdings Co. Ltd.	1,280,000	794,727
Yip's Chemical Holdings Ltd.	734,000	262,139
TOTAL CAYMAN ISLANDS		8,334,296
China - 0.8%
Changyou.com Ltd. (A Shares) ADR	14,361	441,601
Golden Eagle Retail Group Ltd. (H Shares)	212,000	171,129
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,104,800	1,776,468
Shandong Chenming Paper Holdings Ltd. (B Shares)	1,620,900	798,942
Weiqiao Textile Co. Ltd. (H Shares)	2,005,000	795,817
TOTAL CHINA		3,983,957
Cyprus - 0.9%
Buried Hill Energy (Cyprus) PCL (a)(f)	1,947,000	4,030,290
Mirland Development Corp. PLC (a)	800,700	585,139
TOTAL CYPRUS		4,615,429
Denmark - 1.4%
Genmab AS (a)	20,200	778,485
Vestas Wind Systems AS (a)	78,000	5,062,827
Vestas Wind Systems AS (a)(f)	23,600	1,557,209
TOTAL DENMARK		7,398,521
Egypt - 0.4%
Talaat Moustafa Group Holding (a)	2,194,760	1,858,183
Finland - 0.6%
Nokian Tyres PLC	208,140	3,286,085
France - 8.2%
Adenclassifieds SA (a)	95,800	1,778,768
Altamir Amboise	290,700	1,021,956
April Group (d)	78,700	2,342,068
Audika SA	73,200	1,766,347
Boursorama (a)	154,400	1,270,587
Delachaux SA (d)	52,200	2,899,824
Devoteam SA	41,900	703,770
Faiveley SA	24,000	1,751,686
Iliad Group SA (d)	43,500	4,567,715
Ingenico SA	134,500	2,461,834
Laurent-Perrier Group	8,460	496,144
LeGuide.com SA (a)	90,400	1,741,717
Maisons France Confort	44,800	1,180,673
Common Stocks - continued
	Shares	Value
France - continued
Meetic (a)(d)	234,800	$ 5,234,378
Nexity	103,900	3,350,610
Sartorius Stedim Biotech	58,500	1,700,468
SeLoger.com (a)(d)	206,100	5,221,286
SR Teleperformance SA	102,100	2,941,796
TOTAL FRANCE		42,431,627
Germany - 5.8%
CTS Eventim AG (d)	100,400	2,886,630
Delticom AG	49,700	3,065,724
ElringKlinger AG	199,900	2,865,854
Fresenius Medical Care AG & Co. KGaA (d)	107,810	4,191,609
Gerresheimer AG	85,400	2,036,833
KROMI Logistik AG (a)	118,200	756,917
Open Business Club AG (a)	42,000	1,646,116
Q-Cells SE (a)(d)	68,300	1,448,685
Rational AG (d)	25,700	2,588,530
SMA Solar Technology AG	33,000	2,045,511
STRATEC Biomedical Systems AG	38,810	765,870
United Internet AG	322,600	3,347,492
Wirecard AG	277,950	2,288,453
TOTAL GERMANY		29,934,224
Greece - 0.5%
Babis Vovos International Technical SA (a)	159,500	1,030,416
Jumbo SA	158,600	1,353,530
TOTAL GREECE		2,383,946
Hong Kong - 2.5%
Cafe de Coral Holdings Ltd.	1,016,000	1,886,268
Champion (REIT)	1,815,000	417,144
China Everbright Ltd.	386,000	746,971
Dynasty Fine Wines Group Ltd.	1,520,000	263,432
Fairwood Holdings Ltd.	560,500	444,799
First Pacific Co. Ltd.	1,686,000	769,792
Midland Holdings Ltd.	4,868,000	1,995,067
Prosperity (REIT)	1,329,000	148,360
Sa Sa International Holdings Ltd.	1,200,000	417,302
Shun Tak Holdings Ltd.	8,356,000	3,687,378
Techtronic Industries Co. Ltd.	2,066,500	1,222,123
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Texwinca Holdings Ltd.	1,022,000	$ 621,990
Transport International Holdings Ltd.	89,600	242,480
TOTAL HONG KONG		12,863,106
India - 0.0%
Petronet LNG Ltd.	118,974	124,455
Ireland - 0.7%
Dragon Oil PLC (a)	743,500	2,824,712
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	91,325
Petroceltic International PLC (a)	4,436,800	580,808
Vimio PLC (a)	867,300	13
TOTAL IRELAND		3,496,858
Italy - 0.2%
Seldovia Native Association, Inc. (SNAI) (a)	328,490	1,205,804
Japan - 25.9%
Aioi Insurance Co. Ltd.	324,000	1,422,532
Air Water, Inc.	280,000	2,314,572
Airport Facilities Co. Ltd.	168,800	863,465
ARCS Co. Ltd.	139,900	1,725,393
Arnest One Corp. (d)	364,300	606,044
Asahi Intecc Co. Ltd.	131,900	1,131,773
Benesse Corp.	23,000	880,421
C. Uyemura & Co. Ltd.	34,100	684,660
Central Glass Co. Ltd.	508,000	1,928,910
Chiba Bank Ltd.	377,000	1,870,199
Chiyoda Corp.	122,000	734,024
Create SD Holdings Co. Ltd.	48,200	783,874
Culture Convenience Club Co. Ltd. (d)	163,700	1,026,008
Daicel Chemical Industries Ltd.	178,000	748,098
Daido Steel Co. Ltd.	76,000	253,234
Daihen Corp. (d)	443,000	1,455,355
Daikin Industries Ltd.	55,400	1,490,793
Daiseki Co. Ltd. (d)	107,730	2,064,918
Don Quijote Co. Ltd.	101,600	1,544,121
eAccess Ltd.	2,366	1,549,839
EPS Co. Ltd.	594	2,146,826
Exedy Corp.	126,500	2,353,678
Ferrotec Corp. (d)	33,100	343,269
FreeBit Co., Ltd. (d)	170	895,356
Fuji Oil Co. Ltd.	139,500	1,383,648
Hamamatsu Photonics KK	27,400	552,706
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Metals Ltd.	89,000	$ 702,034
Hitachi Transport System Ltd.	101,100	1,037,097
Hoshizaki Electric Co. Ltd.	45,100	422,687
Ibiden Co. Ltd.	60,600	1,772,550
Ichirokudo Co. Ltd. (a)	79	24,340
Inpex Corp.	186	1,183,941
Isetan Mitsukoshi Holdings Ltd.	97,600	820,659
Itochu Corp.	354,000	1,898,645
JTEKT Corp.	166,100	1,602,454
Jupiter Telecommunications Co.	4,222	2,971,627
kabu.com Securities Co. Ltd. (d)	1,900	1,968,668
Kakaku.com, Inc. (d)	677	2,317,661
Kandenko Co. Ltd.	139,000	886,455
Kinki Sharyo Co. Ltd. (d)	244,000	1,406,034
KOMERI Co. Ltd. (d)	71,000	1,496,091
Kuraray Co. Ltd.	179,000	1,540,538
Kyorin Co. Ltd.	54,000	625,369
Mazda Motor Corp.	258,000	642,640
McDonald's Holdings Co. (Japan) Ltd.	108,100	1,862,823
Meiko Electronics Co. Ltd. (d)	107,500	1,398,849
Miraca Holdings, Inc.	45,700	932,976
Mitsubishi Materials Corp.	217,000	628,296
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,530	1,770,612
Mitsui Chemicals, Inc.	306,000	914,103
Mobilephone Telecommunications International Ltd.	265	547,686
Nabtesco Corp.	139,000	1,130,107
Nagaileben Co. Ltd.	7,400	131,556
NGK Insulators Ltd.	71,000	1,089,151
Nichi-iko Pharmaceutical Co. Ltd.	48,900	1,320,633
Nichicon Corp.	134,200	1,288,105
Nihon M&A Center, Inc. (d)	384	945,590
Nihon Nohyaku Co. Ltd. (d)	347,000	2,470,548
Nikon Corp.	32,000	424,211
Nippon Electric Glass Co. Ltd.	202,000	1,644,181
NOF Corp.	236,000	876,026
Nomura Real Estate Residential Fund, Inc.	231	896,564
NTT Urban Development Co.	1,948	1,579,602
Oenon Holdings, Inc.	346,000	666,708
Omron Corp.	65,600	980,715
Park24 Co. Ltd.	47,800	369,002
Pigeon Corp. (d)	41,900	1,048,841
Point, Inc.	60,140	2,680,614
Common Stocks - continued
	Shares	Value
Japan - continued
Rengo Co. Ltd. (d)	266,000	$ 1,329,041
Roland DG Corp.	43,600	588,471
Saizeriya Co. Ltd. (d)	173,300	1,968,049
Sankyu, Inc.	407,000	1,195,584
Santen Pharmaceutical Co. Ltd.	77,700	2,194,991
Sato Corp.	101,500	904,069
Sec Carbon Ltd.	126,000	457,004
Sega Sammy Holdings, Inc.	190,000	1,720,365
Sekisui Chemical Co. Ltd.	124,000	651,224
Seven Bank Ltd.	877	2,071,640
Shimadzu Corp.	101,000	617,538
Shin Nippon Biomedical Laboratories Ltd. (d)	144,400	479,376
Shin-Kobe Electric Machinery Co. Ltd. (d)	263,000	2,079,163
Shizuoka Bank Ltd.	211,000	1,901,520
SHO-BOND Holdings Co. Ltd.	114,000	2,050,168
So-net M3, Inc. (d)	481	1,565,376
Sony Financial Holdings, Inc.	880	2,769,381
SRI Sports Ltd.	722	519,084
Stanley Electric Co. Ltd.	150,700	2,140,600
Start Today Co. Ltd.	1,225	1,081,249
Sumitomo Rubber Industries Ltd.	262,500	1,809,764
Sumitomo Trust & Banking Co. Ltd.	320,000	1,339,435
Sysmex Corp.	53,400	1,609,259
Taiko Pharmaceutical Co. Ltd.	5,800	235,515
Takeei Corp.	87,100	933,749
The Suruga Bank Ltd.	157,000	1,346,428
Tocalo Co. Ltd.	61,800	652,224
Tohoku Electric Power Co., Inc.	50,300	1,049,385
Tokai Carbon Co. Ltd.	97,000	435,109
Tokyo Gas Co. Ltd.	235,000	891,158
Tokyo Ohka Kogyo Co. Ltd.	47,100	797,073
Toyo Suisan Kaisha Ltd.	55,000	1,075,585
Tsumura & Co.	53,400	1,462,776
Unicharm Petcare Corp.	32,900	877,965
USJ Co. Ltd.	1,937	970,606
Weathernews, Inc.	24,900	336,566
Works Applications Co. Ltd.	2,665	1,227,469
Yamatake Corp.	115,400	1,934,580
Yamato Kogyo Co. Ltd.	10,600	240,829
Yokogawa Bridge Holdings Corp.	257,000	2,223,830
TOTAL JAPAN		133,403,903
Common Stocks - continued
	Shares	Value
Luxembourg - 0.2%
GlobeOp Financial Services SA	693,085	$ 999,280
Malaysia - 0.0%
Top Glove Corp. Bhd	150,600	234,784
Netherlands - 2.5%
Brunel International NV	85,500	1,374,802
Gemalto NV (a)	72,000	2,266,487
James Hardie Industries NV unit	1,227,287	4,104,858
QIAGEN NV (a)	282,300	4,615,332
SMARTRAC NV (a)(d)	49,800	595,505
TOTAL NETHERLANDS		12,956,984
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.	429,688	739,208
The Warehouse Group Ltd.	82,826	168,268
TOTAL NEW ZEALAND		907,476
Norway - 0.3%
IMAREX NOS ASA (a)	158,500	1,049,816
Norwegian Property ASA	400,590	478,278
TOTAL NORWAY		1,528,094
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	750,837	1,637,801
Oil Search Ltd.	97,412	363,349
TOTAL PAPUA NEW GUINEA		2,001,150
Philippines - 0.1%
PNOC Energy Development Corp.	4,340,000	324,823
Singapore - 1.0%
CapitaLand Ltd.	492,000	917,204
City Developments Ltd.	224,000	980,426
Pan-United Corp. Ltd.	555,000	176,190
Raffles Medical Group Ltd.	1,833,000	1,126,667
Wing Tai Holdings Ltd.	3,275,000	1,946,640
TOTAL SINGAPORE		5,147,127
Spain - 0.7%
EDP Renovaveis SA	28,600	233,133
Laboratorios Almirall SA	149,200	1,346,181
Laboratorios Farmaceuticos ROVI SA	285,700	2,043,577
TOTAL SPAIN		3,622,891
Common Stocks - continued
	Shares	Value
Sweden - 1.2%
Countermine Technologies AB warrants 3/1/10 (a)	1,085,197	$ 41,222
Elekta AB (B Shares) (d)	266,400	3,072,855
Intrum Justitia AB (d)	220,200	1,913,318
Q-Med AB	188,600	1,056,654
XCounter AB (a)	1,108,000	250,921
TOTAL SWEDEN		6,334,970
Switzerland - 2.0%
Actelion Ltd. (Reg.) (a)	82,840	3,773,171
Basilea Pharmaceutica AG (a)	9,770	681,609
Logitech International SA (Reg.) (a)	157,836	2,108,801
Lonza Group AG	24,364	2,234,521
VZ Holding AG	44,950	1,757,453
TOTAL SWITZERLAND		10,555,555
Taiwan - 0.2%
Young Fast Optoelectron Co. Ltd.	95,000	835,548
Thailand - 0.1%
C.P. Seven Eleven PCL	1,108,200	392,589
Total Access Communication PCL	221,900	157,549
TOTAL THAILAND		550,138
United Kingdom - 20.4%
Abcam PLC	331,300	3,243,942
Aberdeen Asset Management PLC	1,427,600	2,767,444
ACP Capital Ltd.	265,625	78,250
Advanced Fluid Connections PLC (a)	7,009,687	104
Antisoma PLC (a)	3,501,200	1,407,305
Appian Technology PLC warrants 7/11/09 (a)(f)	479,045	7
ASOS PLC (a)(d)	1,243,900	7,078,923
Asset Realisation Co. PLC (a)	375,000	38,353
Autonomy Corp. PLC (a)	343,500	7,203,630
Axis Shield PLC (a)	469,500	2,023,339
Blinkx PLC (a)	2,063,000	531,571
Bond International Software PLC	583,666	357,151
Cadogan Petroleum PLC	1,406,300	221,817
Cairn Energy PLC (a)	107,800	3,378,581
Camco International Ltd. (a)	1,183,202	342,561
Centurion Electronics PLC (a)(e)	748,299	11
Ceres Power Holdings PLC (a)	469,300	837,389
China Goldmines PLC (a)	669,353	246,962
Clerkenwell Ventures PLC	110,300	34,814
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Concateno PLC (a)	1,859,300	$ 2,600,330
Connaught PLC	475,900	2,501,842
Corac Group PLC (a)	3,717,704	1,742,776
Craneware PLC	865,000	2,830,939
CSR PLC (a)	657,100	2,528,910
CVS Group PLC (a)	151,800	306,066
Datacash Group PLC	1,271,280	4,684,378
European Nickel PLC (a)	5,837,800	663,652
Evolution Group PLC	1,716,500	3,026,020
Faroe Petroleum PLC (a)	262,500	291,271
GoIndustry-DoveBid PLC (a)	1,466,500	41,781
IBS Group Holding Ltd. GDR (Reg. S) (a)	311,000	1,503,823
Ideal Shopping Direct PLC	234,592	205,473
IG Group Holdings PLC	1,215,489	3,930,443
Inova Holding PLC (a)	1,443,461	21
Intec Telecom Systems PLC (a)	1,716,568	1,086,643
Jubilee Platinum PLC (a)	1,657,843	303,323
Keronite PLC (f)	13,620,267	100,708
Landround PLC warrants 12/11/09 (a)(f)	166,666	2
Marwyn Value Investors II Ltd. (a)	1,911,200	879,596
Max Petroleum PLC (a)	2,509,220	480,664
Michael Page International PLC	272,819	1,106,220
NCC Group Ltd.	250,715	1,201,286
Nviro Cleantech PLC (a)	2,175,000	212,290
Powerleague Group PLC	786,200	457,448
Pureprofile Media PLC (a)(f)	1,108,572	409,839
Pursuit Dynamics PLC (a)	761,639	804,840
Redhall Group PLC	345,700	897,026
Regenersis PLC (a)	815,000	673,990
Renewable Energy Generation Ltd.	1,646,700	1,209,165
Romag Holdings PLC	38,000	30,507
Royalblue Group PLC	280,142	4,547,049
Salamander Energy PLC (a)	735,300	1,836,653
SDL PLC (a)	1,150,062	5,545,957
Serco Group PLC	449,099	2,422,051
Silverdell PLC (a)	921,000	107,637
Sinclair Pharma PLC (a)	1,888,371	786,222
Sphere Medical Holding PLC (a)(f)	420,000	1,267,036
SR Pharma PLC (a)	3,017,900	1,406,132
Synergy Health PLC (d)	391,024	2,249,117
TMO Biotec (a)(f)	1,000,000	369,700
Tullow Oil PLC	141,200	1,666,225
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Ukrproduct Group Ltd.	502,300	$ 102,744
Unite Group PLC	379,010	543,906
Valiant Petroleum PLC (a)	160,000	1,127,136
Vectura Group PLC (a)	944,860	990,530
Wellstream Holdings PLC	232,300	1,765,109
William Hill PLC	1,369,600	4,396,104
Xchanging PLC	1,557,400	4,248,101
York Pharma PLC (a)	392,500	18,864
YouGov PLC (a)	1,742,654	1,218,513
Zenergy Power PLC (a)	711,280	1,440,535
ZincOx Resources PLC (a)	570,100	551,174
TOTAL UNITED KINGDOM		105,109,921
United States of America - 0.9%
CTC Media, Inc. (a)	443,100	3,473,904
Cyberview Technology, Inc. (a)	996,527	15
Frontera Resources Corp. (a)	1,157,200	401,541
ResMed, Inc. CHESS Depositary Interests (a)	112,084	440,080
TyraTech, Inc. (a)	191,500	79,741
XL TechGroup, Inc. (a)	1,329,250	20
TOTAL UNITED STATES OF AMERICA		4,395,301
TOTAL COMMON STOCKS (Cost $663,625,104)		482,233,381
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.8%
Biotest AG (non-vtg.) (Cost $8,229,358)	103,100	4,194,426
Investment Companies - 0.2%

United Kingdom - 0.2%
Brookwell Ltd. (e) (Cost $3,810,797)	1,536,250	905,867
Money Market Funds - 12.3%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	24,151,596	$ 24,151,596
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	39,223,010	39,223,010
TOTAL MONEY MARKET FUNDS (Cost $63,374,606)		63,374,606
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $739,039,865)		550,708,280
NET OTHER ASSETS - (6.9)%		(35,316,193)
NET ASSETS - 100%		$ 515,392,087
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,598,660 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AirSea Lines	8/4/06	$ 1,199,182
Security	Acquisition Date	Acquisition Cost
AirSea Lines warrants 8/4/11	8/4/06	$ 2
Appian Technology PLC warrants 7/11/09	2/18/05	$ 3
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,141,700
Kalahari Energy	9/1/06	$ 1,813,750
Keronite PLC	8/16/06	$ 1,548,992
Landround PLC warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173,341
Rock Well Petroleum, Inc.	4/13/06	$ 1,004,171
Sphere Medical Holding PLC	8/27/08	$ 1,310,083
TMO Biotec	10/27/05	$ 535,065
Vestas Wind Systems AS	4/29/09	$ 1,355,888
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 151,234
Fidelity Securities Lending Cash Central Fund	454,584
Total	$ 605,818
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookwell Ltd.	$ 1,450,926	$ 166,500	$ -	$ 377,946	$ 905,867
Centurion Electronics PLC	12	-	-	-	11
CustomVis PLC	200,922	-	32,772	-	-
Cyberview Technology, Inc.	16	-	-	-	-
Teleunit SpA	457,711	-	52,094	-	-
Total	$ 2,109,587	$ 166,500	$ 84,866	$ 377,946	$ 905,878
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 550,708,280	$ 128,170,480	$ 414,404,525	$ 8,133,275
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 14,778,878
Total Realized Gain (Loss)	(995,834)
Total Unrealized Gain (Loss)	(3,572,523)
Cost of Purchases	-
Proceeds of Sales	(3,073,903)
Amortization/Accretion	-
Transfer in/out of Level 3	996,657
Ending Balance	$ 8,133,275

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $28,798,938 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009
Assets
Investment in securities, at value (including securities loaned of $37,341,473) - See accompanying schedule: Unaffiliated issuers (cost $671,530,326)	$ 486,427,796
Fidelity Central Funds (cost $63,374,606)	63,374,606
Other affiliated issuers (cost $4,134,933)	905,878
Total Investments (cost $739,039,865)		$ 550,708,280
Foreign currency held at value (cost $246,127)		246,500
Receivable for investments sold		8,307,129
Receivable for fund shares sold		354,584
Dividends receivable		1,823,031
Distributions receivable from Fidelity Central Funds		94,710
Prepaid expenses		4,867
Other receivables		159,848
Total assets		561,698,949

Liabilities
Payable for investments purchased	$ 5,919,872
Payable for fund shares redeemed	546,479
Accrued management fee	358,570
Distribution fees payable	13,444
Other affiliated payables	149,549
Other payables and accrued expenses	95,938
Collateral on securities loaned, at value	39,223,010
Total liabilities		46,306,862

Net Assets		$ 515,392,087
Net Assets consist of:
Paid in capital		$ 832,335,869
Undistributed net investment income		2,289,104
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(130,858,477)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(188,374,409)
Net Assets		$ 515,392,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,531,230 ÷ 1,097,818 shares)	$ 12.33

Maximum offering price per share (100/94.25 of $12.33)	$ 13.08
Class T: Net Asset Value and redemption price per share ($11,859,376 ÷ 969,201 shares)	$ 12.24

Maximum offering price per share (100/96.50 of $12.24)	$ 12.68
Class B: Net Asset Value and offering price per share ($2,766,838 ÷ 230,402 shares)A	$ 12.01

Class C: Net Asset Value and offering price per share ($4,789,057 ÷ 397,149 shares)A	$ 12.06

International Small Cap: Net Asset Value, offering price and redemption price per share ($480,509,909 ÷ 38,586,580 shares)	$ 12.45

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,935,677 ÷ 155,571 shares)	$ 12.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2009
Investment Income
Dividends (including $377,946 earned from other affiliated issuers)		$ 5,684,547
Interest		4,807
Income from Fidelity Central Funds (including $454,584 from security lending)		605,818
		6,295,172
Less foreign taxes withheld		(225,724)
Total income		6,069,448

Expenses
Management fee Basic fee	$ 2,192,689
Performance adjustment	492,211
Transfer agent fees	758,233
Distribution fees	83,886
Accounting and security lending fees	133,702
Custodian fees and expenses	77,713
Independent trustees' compensation	2,020
Registration fees	43,024
Audit	74,775
Legal	1,675
Miscellaneous	5,903
Total expenses before reductions	3,865,831
Expense reductions	(85,487)	3,780,344
Net investment income (loss)		2,289,104
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(88,206,225)
Other affiliated issuers	(5,239,603)
Foreign currency transactions	412,728
Total net realized gain (loss)		(93,033,100)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,452)	105,556,973
Assets and liabilities in foreign currencies	(601,687)
Total change in net unrealized appreciation (depreciation)		104,955,286
Net gain (loss)		11,922,186
Net increase (decrease) in net assets resulting from operations		$ 14,211,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,289,104	$ 1,587,080
Net realized gain (loss)	(93,033,100)	8,577,813
Change in net unrealized appreciation (depreciation)	104,955,286	(799,488,059)
Net increase (decrease) in net assets resulting from operations	14,211,290	(789,323,166)
Distributions to shareholders from net investment income	-	(6,293,163)
Distributions to shareholders from net realized gain	-	(288,048,226)
Total distributions	-	(294,341,389)
Share transactions - net increase (decrease)	(73,298,089)	(123,772,022)
Redemption fees	28,527	146,272
Total increase (decrease) in net assets	(59,058,272)	(1,207,290,305)

Net Assets
Beginning of period	574,450,359	1,781,740,664
End of period (including undistributed net investment income of $2,289,104 and $0, respectively)	$ 515,392,087	$ 574,450,359

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 31.14	$ 28.79	$ 26.69	$ 21.25	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.04	- I	.03	(.02)	.05	.02
Net realized and unrealized gain (loss)	.38	(14.03)	7.97	5.05	6.16	3.83
Total from investment operations	.42	(14.03)	8.00	5.03	6.21	3.85
Distributions from net investment income	-	(.03)	-	(.05)	(.02)	(.02)
Distributions from net realized gain	-	(5.18)	(5.65)	(2.89)	(.77)	(.31)
Total distributions	-	(5.20) J	(5.65)	(2.94)	(.79)	(.33)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.33	$ 11.91	$ 31.14	$ 28.79	$ 26.69	$ 21.25
Total Return B,C,D	3.53%	(53.35)%	33.43%	20.22%	30.16%	22.36%
Ratios to Average Net Assets F,H
Expenses before reductions	1.74% A	1.82%	1.53%	1.64%	1.66%	1.71%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.53%	1.64%	1.66%	1.71%
Expenses net of all reductions	1.63% A	1.60%	1.49%	1.58%	1.63%	1.69%
Net investment income (loss)	.78% A	-% K	.10%	(.08)%	.21%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,531	$ 13,561	$ 38,585	$ 36,701	$ 34,838	$ 13,278
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $5.20 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $5.176 per share. K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 30.96	$ 28.64	$ 26.57	$ 21.20	$ 17.68
Income from Investment Operations
Net investment income (loss) E	.03	(.05)	(.04)	(.09)	(.01)	(.03)
Net realized and unrealized gain (loss)	.37	(13.95)	7.93	5.03	6.12	3.83
Total from investment operations	.40	(14.00)	7.89	4.94	6.11	3.80
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(5.12)	(5.57)	(2.88)	(.76)	(.31)
Total distributions	-	(5.12) J	(5.57)	(2.88)	(.76)	(.32)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.24	$ 11.84	$ 30.96	$ 28.64	$ 26.57	$ 21.20
Total Return B,C,D	3.38%	(53.46)%	33.07%	19.93%	29.72%	22.07%
Ratios to Average Net Assets F,H
Expenses before reductions	1.99% A	2.07%	1.77%	1.89%	1.92%	1.94%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.77%	1.89%	1.91%	1.94%
Expenses net of all reductions	1.87% A	1.86%	1.73%	1.83%	1.88%	1.92%
Net investment income (loss)	.53% A	(.25)%	(.14)%	(.32)%	(.04)%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,859	$ 13,493	$ 40,823	$ 41,982	$ 41,647	$ 15,131
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $5.12 per share is comprised of distributions from net realized gain of $5.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 30.49	$ 28.26	$ 26.24	$ 20.99	$ 17.62
Income from Investment Operations
Net investment income (loss) E	- I	(.16)	(.18)	(.24)	(.14)	(.16)
Net realized and unrealized gain (loss)	.36	(13.73)	7.82	4.98	6.08	3.80
Total from investment operations	.36	(13.89)	7.64	4.74	5.94	3.64
Distributions from net realized gain	-	(4.95) J	(5.41)	(2.73)	(.71)	(.31)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.01	$ 11.65	$ 30.49	$ 28.26	$ 26.24	$ 20.99
Total Return B,C,D	3.09%	(53.68)%	32.38%	19.28%	29.13%	21.21%
Ratios to Average Net Assets F,H
Expenses before reductions	2.49% A	2.58%	2.30%	2.48%	2.49%	2.63%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.30%	2.40%	2.43%	2.63%
Expenses net of all reductions	2.37% A	2.36%	2.26%	2.34%	2.40%	2.60%
Net investment income (loss)	.03% A	(.75)%	(.66)%	(.84)%	(.56)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,767	$ 3,230	$ 10,704	$ 11,354	$ 12,783	$ 5,061
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $4.95 per share is comprised of distributions from net realized gain of $4.949 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 30.62	$ 28.33	$ 26.31	$ 21.04	$ 17.64
Income from Investment Operations
Net investment income (loss) E	- I	(.16)	(.17)	(.23)	(.13)	(.12)
Net realized and unrealized gain (loss)	.36	(13.78)	7.85	4.99	6.10	3.80
Total from investment operations	.36	(13.94)	7.68	4.76	5.97	3.68
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	-	(4.98)	(5.39)	(2.75)	(.72)	(.31)
Total distributions	-	(4.98) J	(5.39)	(2.75)	(.72)	(.32)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.02	.04
Net asset value, end of period	$ 12.06	$ 11.70	$ 30.62	$ 28.33	$ 26.31	$ 21.04
Total Return B,C,D	3.08%	(53.67)%	32.39%	19.34%	29.22%	21.43%
Ratios to Average Net Assets F,H
Expenses before reductions	2.49% A	2.57%	2.26%	2.38%	2.41%	2.43%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.26%	2.38%	2.41%	2.43%
Expenses net of all reductions	2.37% A	2.36%	2.22%	2.32%	2.38%	2.40%
Net investment income (loss)	.03% A	(.76)%	(.62)%	(.81)%	(.54)%	(.62)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,789	$ 5,658	$ 20,094	$ 21,335	$ 25,202	$ 8,664
Portfolio turnover rate G	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $4.98 per share is comprised of distributions from net realized gain of $4.975 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 31.44	$ 29.03	$ 26.89	$ 21.36	$ 17.71
Income from Investment Operations
Net investment income (loss) D	.05	.03	.12	.08	.15	.10
Net realized and unrealized gain (loss)	.37	(14.14)	8.03	5.08	6.19	3.84
Total from investment operations	.42	(14.11)	8.15	5.16	6.34	3.94
Distributions from net investment income	-	(.12)	(.07)	(.14)	(.06)	(.02)
Distributions from net realized gain	-	(5.18)	(5.67)	(2.89)	(.77)	(.31)
Total distributions	-	(5.30) I	(5.74)	(3.03)	(.83)	(.33)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.02	.04
Net asset value, end of period	$ 12.45	$ 12.03	$ 31.44	$ 29.03	$ 26.89	$ 21.36
Total Return B,C	3.49%	(53.25)%	33.82%	20.65%	30.67%	22.84%
Ratios to Average Net Assets E,G
Expenses before reductions	1.50% A	1.49%	1.19%	1.28%	1.28%	1.30%
Expenses net of fee waivers, if any	1.50% A	1.49%	1.19%	1.28%	1.28%	1.30%
Expenses net of all reductions	1.47% A	1.44%	1.15%	1.22%	1.25%	1.28%
Net investment income (loss)	.93% A	.16%	.45%	.29%	.59%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 480,510	$ 536,291	$ 1,663,761	$ 1,816,059	$ 2,090,458	$ 1,091,335
Portfolio turnover rate F	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $5.30 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30,

Years ended October 31,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 31.38	$ 28.99	$ 26.86	$ 21.36	$ 17.72
Income from Investment Operations
Net investment income (loss) D	.06	.05	.12	.08	.14	.10
Net realized and unrealized gain (loss)	.37	(14.12)	8.01	5.07	6.18	3.84
Total from investment operations	.43	(14.07)	8.13	5.15	6.32	3.94
Distributions from net investment income	-	(.12)	(.07)	(.14)	(.07)	(.03)
Distributions from net realized gain	-	(5.18)	(5.67)	(2.89)	(.77)	(.31)
Total distributions	-	(5.30) I	(5.74)	(3.03)	(.84)	(.34)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.02	.04
Net asset value, end of period	$ 12.44	$ 12.01	$ 31.38	$ 28.99	$ 26.86	$ 21.36
Total Return B,C	3.58%	(53.22)%	33.84%	20.65%	30.59%	22.84%
Ratios to Average Net Assets E,G
Expenses before reductions	1.50% A	1.49%	1.18%	1.29%	1.30%	1.32%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.18%	1.29%	1.30%	1.32%
Expenses net of all reductions	1.37% A	1.35%	1.14%	1.23%	1.27%	1.29%
Net investment income (loss)	1.03% A	.25%	.45%	.28%	.57%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,936	$ 2,217	$ 7,774	$ 9,050	$ 7,432	$ 2,568
Portfolio turnover rate F	78% A	113%	70%	84%	79%	77%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $5.30 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $5.176 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments ,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 42,680,931
Unrealized depreciation	(237,213,606)
Net unrealized appreciation (depreciation)	$ (194,532,675)
Cost for federal income tax purposes	$ 745,240,955

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $185,439,088 and $241,794,206, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was 1.06% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 15,709	$ 408
Class T	.25%	.25%	29,634	-
Class B	.75%	.25%	14,187	10,693
Class C	.75%	.25%	24,356	771
			$ 83,886	$ 11,872

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,234
Class T	738
Class B*	2,682
Class C*	17
$ 4,671

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,466.29
Class T	17,539.30
Class B	4,149.29
Class C	7,001.29
International Small Cap	708,206.30
Institutional Class	2,872.30
	$ 758,233

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,642 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

Notes to Financial Statements - continued

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.65%	$ 5,543
Class T	1.90%	5,568
Class B	2.40%	1,300
Class C	2.40%	2,105
Institutional Class	1.40%	949
		$ 15,465

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $69,839 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $183.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ -	$ 31,995
International Small Cap	-	6,232,230
Institutional Class	-	28,938
Total	$ -	$ 6,293,163

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 6,369,531
Class T	-	6,691,175
Class B	-	1,698,463
Class C	-	3,224,346
International Small Cap	-	268,816,510
Institutional Class	-	1,248,201
Total	$ -	$ 288,048,226

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	160,889	287,898	$ 1,858,245	$ 6,010,378
Reinvestment of distributions	-	249,978	-	5,921,976
Shares redeemed	(201,422)	(638,746)	(2,275,377)	(12,839,012)
Net increase (decrease)	(40,533)	(100,870)	$ (417,132)	$ (906,658)
Class T
Shares sold	68,135	197,388	$ 764,091	$ 4,233,911
Reinvestment of distributions	-	266,848	-	6,297,616
Shares redeemed	(238,372)	(643,248)	(2,680,678)	(12,848,518)
Net increase (decrease)	(170,237)	(179,012)	$ (1,916,587)	$ (2,316,991)
Class B
Shares sold	5,357	14,574	$ 59,404	$ 298,092
Reinvestment of distributions	-	66,447	-	1,549,547
Shares redeemed	(52,235)	(154,774)	(572,772)	(3,077,783)
Net increase (decrease)	(46,878)	(73,753)	$ (513,368)	$ (1,230,144)
Class C
Shares sold	10,204	42,453	$ 112,595	$ 916,236
Reinvestment of distributions	-	110,479	-	2,587,416
Shares redeemed	(96,682)	(325,478)	(1,072,946)	(6,282,310)
Net increase (decrease)	(86,478)	(172,546)	$ (960,351)	$ (2,778,658)
International Small Cap
Shares sold	2,209,258	6,448,356	$ 25,274,340	$ 136,000,750
Reinvestment of distributions	-	10,462,725	-	249,849,882
Shares redeemed	(8,213,810)	(25,231,805)	(94,422,573)	(501,268,909)
Net increase (decrease)	(6,004,552)	(8,320,724)	$ (69,148,233)	$ (115,418,277)

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Institutional Class
Shares sold	18,118	50,432	$ 198,913	$ 1,127,368
Reinvestment of distributions	-	31,471	-	749,964
Shares redeemed	(47,103)	(145,066)	(541,331)	(2,998,626)
Net increase (decrease)	(28,985)	(63,163)	$ (342,418)	$ (1,121,294)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2009, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the year ended October 31, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended October 31, 2008, and the financial highlights for the six months then ended and for each of the five years in the year ended October 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 15, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AISCI-USAN-0609
1.800646.105

Fidelity®
International Small Cap Opportunities
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.81%
Actual		$ 1,000.00	$ 931.10	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class T	1.08%
Actual		$ 1,000.00	$ 929.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class B	1.57%
Actual		$ 1,000.00	$ 928.10	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class C	1.55%
Actual		$ 1,000.00	$ 928.00	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
International Small Cap Opportunities	.56%
Actual		$ 1,000.00	$ 932.00	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Institutional Class	.60%
Actual		$ 1,000.00	$ 933.30	$ 2.88**
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If changes to transfer agent contracts, effective February 1, 2009 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Institutional Class	.63%
Actual		$ 3.02
HypotheticalA		$ 3.16

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 22.1%
United Kingdom 19.1%
United States of America 14.0%
Canada 4.7%
Germany 4.3%
Switzerland 4.3%
South Africa 3.6%
Spain 2.9%
Netherlands 2.7%
Other 22.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 15.4%
United Kingdom 13.6%
China 9.2%
Netherlands 7.6%
Cayman Islands 7.5%
United States of America 7.3%
Papua New Guinea 7.3%
Australia 6.4%
Germany 6.4%
Other 19.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	98.9
Short-Term Investments and Net Other Assets	1.7	1.1
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
CyberSource Corp. (United States of America, IT Services)	2.6	0.0
Bank Sarasin & Co. Ltd. Series B (Reg.) (Switzerland, Capital Markets)	2.6	0.0
Serco Group PLC (United Kingdom, Commercial Services & Supplies)	2.5	0.0
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.4	0.0
Pricesmart, Inc. (United States of America, Food & Staples Retailing)	2.4	0.0
Promise Co. Ltd. (Japan, Consumer Finance)	2.2	1.4
Tsumura & Co. (Japan, Pharmaceuticals)	2.2	0.0
Software AG (Bearer) (Germany, Software)	2.0	0.0
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.9	0.0
Autonomy Corp. PLC (United Kingdom, Software)	1.8	2.7
	22.6
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	10.5
Consumer Discretionary	16.9	9.5
Industrials	16.8	21.5
Information Technology	11.5	27.5
Health Care	10.2	6.5
Materials	8.6	11.3
Consumer Staples	7.4	10.6
Energy	4.5	1.0
Telecommunication Services	3.6	0.0
Utilities	0.4	0.5

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Austria - 0.4%
Andritz AG	34,800	$ 1,182,692
Belgium - 0.7%
Umicore SA (d)	101,900	1,996,539
Bermuda - 2.2%
China Sports International Ltd.	6,306,000	447,234
Lazard Ltd. Class A	48,700	1,329,510
Ports Design Ltd.	2,107,000	3,199,613
Seadrill Ltd.	105,300	1,123,671
TOTAL BERMUDA		6,100,028
Brazil - 2.0%
Banco ABC Brasil SA	219,000	700,976
BM&F BOVESPA SA	653,500	2,689,362
Braskem SA Class A sponsored ADR (d)	74,500	422,415
MRV Engenharia e Participacoes SA	168,800	1,675,689
TOTAL BRAZIL		5,488,442
Canada - 4.7%
Agnico-Eagle Mines Ltd. (Canada)	34,400	1,520,721
Eldorado Gold Corp. (a)	174,600	1,387,143
Fairfax Financial Holdings Ltd.	14,900	3,940,867
Niko Resources Ltd.	40,300	2,039,570
Petrobank Energy & Resources Ltd. (a)	205,200	4,410,962
TOTAL CANADA		13,299,263
Cayman Islands - 0.5%
Bosideng International Holdings Ltd.	3,974,000	321,078
China Dongxiang Group Co. Ltd.	2,215,000	1,075,702
TOTAL CAYMAN ISLANDS		1,396,780
China - 0.5%
China Nepstar Chain Drugstore Ltd. ADR	119,200	600,768
China Zaino International Ltd.	1,490,000	261,668
Li Ning Co. Ltd.	256,500	524,917
TOTAL CHINA		1,387,353
Finland - 1.4%
Nokian Tyres PLC	101,300	1,599,310
Outotec Oyj	67,800	1,437,492
Poyry Oyj	74,238	922,276
TOTAL FINLAND		3,959,078
Common Stocks - continued
	Shares	Value
France - 2.7%
Audika SA	123,284	$ 2,974,894
Laurent-Perrier Group	10,367	607,981
Remy Cointreau SA	34,000	1,120,518
Saft Groupe SA	90,700	2,775,307
TOTAL FRANCE		7,478,700
Germany - 4.3%
Bilfinger Berger AG (d)	31,000	1,457,664
DIC Asset AG	166,800	1,314,462
Software AG (Bearer) (d)	89,800	5,553,359
Vossloh AG	36,600	3,731,351
TOTAL GERMANY		12,056,836
Greece - 0.4%
Terna Energy SA	187,051	1,114,838
India - 0.9%
Bharti Airtel Ltd. (a)	170,930	2,605,137
Ireland - 1.1%
CRH PLC	75,057	1,950,745
Kerry Group PLC Class A	53,700	1,100,267
TOTAL IRELAND		3,051,012
Israel - 1.1%
Partner Communications Co. Ltd. ADR (d)	182,700	2,968,875
Italy - 0.7%
Azimut Holdings SpA	288,000	2,012,028
Japan - 22.1%
Alpen Co. Ltd.	21,000	346,858
Autobacs Seven Co. Ltd.	108,300	2,961,252
Daikoku Denki Co. Ltd.	71,500	822,368
Denso Corp.	61,000	1,442,337
FCC Co. Ltd.	92,400	1,171,072
Glory Ltd.	53,000	972,859
Kamigumi Co. Ltd.	125,000	803,066
Kobayashi Pharmaceutical Co. Ltd.	146,800	4,776,245
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	761,300	4,126,246
Nagaileben Co. Ltd.	57,500	1,022,227
NGK Insulators Ltd.	120,000	1,840,818
Nihon Parkerizing Co. Ltd.	84,000	700,462
Nippon Seiki Co. Ltd.	199,000	1,795,351
Nippon Thompson Co. Ltd.	727,000	3,143,912
Nitta Corp.	31,000	356,365
Common Stocks - continued
	Shares	Value
Japan - continued
Obic Co. Ltd.	10,840	$ 1,471,922
Ohashi Technica, Inc.	50,000	309,620
Osaka Securities Exchange Co. Ltd.	1,659	5,270,472
OSG Corp.	178,800	1,125,918
Ozeki Co. Ltd.	21,300	530,441
Pal Co. Ltd.	19,250	294,698
Promise Co. Ltd. (d)	475,100	6,279,446
SAZABY, Inc.	36,800	393,270
SHIMANO, Inc.	29,800	881,846
SHO-BOND Holdings Co. Ltd.	86,400	1,553,811
Sony Financial Holdings, Inc.	269	846,549
Sparx Group Co. Ltd.	5,960	781,684
The Nippon Synthetic Chemical Industry Co. Ltd.	338,000	1,178,450
THK Co. Ltd.	99,900	1,385,832
Toho Holdings Co. Ltd. (d)	116,800	1,130,198
Tsumura & Co.	225,600	6,179,818
Tsutsumi Jewelry Co. Ltd.	82,300	1,351,764
USS Co. Ltd.	91,120	4,130,249
Yamato Kogyo Co. Ltd.	31,800	722,487
TOTAL JAPAN		62,099,913
Korea (South) - 0.8%
NHN Corp. (a)	18,040	2,195,009
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	41,300	1,356,705
Cemex SA de CV sponsored ADR	109,200	816,816
Wal-Mart de Mexico SA de CV Series V	378,200	1,031,417
TOTAL MEXICO		3,204,938
Netherlands - 2.7%
Aalberts Industries NV	111,200	848,674
ASML Holding NV (NY Shares)	104,193	2,203,682
James Hardie Industries NV sponsored ADR	52,600	857,906
QIAGEN NV (a)	224,400	3,698,112
TOTAL NETHERLANDS		7,608,374
Norway - 0.3%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	944,000	797,395
Common Stocks - continued
	Shares	Value
Papua New Guinea - 1.1%
Lihir Gold Ltd. sponsored ADR (a)(d)	89,500	$ 1,915,300
Oil Search Ltd.	288,658	1,076,701
TOTAL PAPUA NEW GUINEA		2,992,001
Philippines - 0.5%
Jollibee Food Corp.	1,473,900	1,409,551
Singapore - 2.0%
Keppel Land Ltd.	596,000	692,415
Singapore Exchange Ltd.	1,023,000	4,332,462
Wing Tai Holdings Ltd.	759,000	451,145
TOTAL SINGAPORE		5,476,022
South Africa - 3.6%
African Rainbow Minerals Ltd.	309,800	4,186,775
JSE Ltd.	237,181	1,456,120
Mr. Price Group Ltd.	471,800	1,444,577
MTN Group Ltd.	234,300	3,042,860
TOTAL SOUTH AFRICA		10,130,332
Spain - 2.9%
Grifols SA	264,580	4,641,558
Prosegur Comp Securidad SA (Reg.)	125,709	3,588,954
TOTAL SPAIN		8,230,512
Sweden - 0.8%
Swedish Match Co. (d)	152,000	2,168,697
Switzerland - 4.3%
Actelion Ltd. (Reg.) (a)	38,110	1,735,823
Bank Sarasin & Co. Ltd. Series B (Reg.)	301,717	7,190,451
Sonova Holding AG	47,970	3,103,165
TOTAL SWITZERLAND		12,029,439
Turkey - 1.1%
Anadolu Efes Biracilik ve Malt Sanyii AS	323,000	2,301,015
Tupras-Turkiye Petrol Rafinerileri AS	88,800	887,861
TOTAL TURKEY		3,188,876
United Kingdom - 19.1%
Aberdeen Asset Management PLC	914,700	1,773,172
Autonomy Corp. PLC (a)	243,285	5,102,003
Babcock International Group PLC	173,800	1,114,502
Begbies Traynor Group PLC	498,000	815,427
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	35,500	$ 566,647
Bovis Homes Group PLC	594,452	4,024,312
Cobham PLC	795,000	2,058,794
Derwent London PLC	94,400	1,162,327
Great Portland Estates PLC	392,300	1,768,769
H&T Group PLC	403,000	1,156,732
Informa PLC	693,700	3,030,829
InterContinental Hotel Group PLC ADR (d)	80,400	761,388
Johnson Matthey PLC	100,300	1,770,499
Man Group PLC	134,400	496,591
Persimmon PLC	489,200	2,727,593
Serco Group PLC	1,275,300	6,877,863
Shaftesbury PLC	317,800	1,638,678
Spirax-Sarco Engineering PLC	538,450	6,781,552
SSL International PLC	582,657	4,083,435
Ted Baker PLC	284,300	1,551,603
Ultra Electronics Holdings PLC	148,969	2,610,927
Victrex PLC	210,682	1,664,202
TOTAL UNITED KINGDOM		53,537,845
United States of America - 12.3%
Advanced Energy Industries, Inc. (a)	505,219	4,258,996
Airgas, Inc.	51,700	2,229,304
Autoliv, Inc.	115,700	2,854,319
CyberSource Corp. (a)	506,900	7,405,807
Dril-Quip, Inc. (a)	21,900	752,922
FMC Technologies, Inc. (a)	26,500	907,095
Martin Marietta Materials, Inc. (d)	9,900	831,897
Mohawk Industries, Inc. (a)(d)	91,400	4,324,134
Pricesmart, Inc.	369,240	6,590,934
Varian Semiconductor Equipment Associates, Inc. (a)	88,700	2,269,833
Visa, Inc.	30,800	2,000,768
TOTAL UNITED STATES OF AMERICA		34,426,009
TOTAL COMMON STOCKS (Cost $266,244,744)		275,592,514
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	2,247,442	$ 2,247,442
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	21,426,743	21,426,743
TOTAL MONEY MARKET FUNDS (Cost $23,674,185)		23,674,185
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $289,918,929)		299,266,699
NET OTHER ASSETS - (6.7)%		(18,772,137)
NET ASSETS - 100%		$ 280,494,562
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,725
Fidelity Securities Lending Cash Central Fund	318,472
Total	$ 338,197
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 299,266,699	$ 112,609,685	$ 186,657,014	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $146,419,794 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,172,805) - See accompanying schedule: Unaffiliated issuers (cost $266,244,744)	$ 275,592,514
Fidelity Central Funds (cost $23,674,185)	23,674,185
Total Investments (cost $289,918,929)		$ 299,266,699
Cash		130,191
Receivable for investments sold		7,491,860
Receivable for fund shares sold		204,871
Dividends receivable		1,416,458
Distributions receivable from Fidelity Central Funds		36,969
Prepaid expenses		3,177
Other receivables		25,086
Total assets		308,575,311

Liabilities
Payable to custodian bank	$ 41,093
Payable for investments purchased	6,145,393
Payable for fund shares redeemed	306,223
Accrued management fee	19,817
Distribution fees payable	13,785
Other affiliated payables	85,340
Other payables and accrued expenses	42,355
Collateral on securities loaned, at value	21,426,743
Total liabilities		28,080,749

Net Assets		$ 280,494,562
Net Assets consist of:
Paid in capital		$ 780,759,555
Undistributed net investment income		1,760,581
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(511,354,885)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,329,311
Net Assets		$ 280,494,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,453,410 ÷ 2,489,176 shares)	$ 5.81

Maximum offering price per share (100/94.25 of $5.81)	$ 6.16
Class T: Net Asset Value and redemption price per share ($8,865,106 ÷ 1,538,405 shares)	$ 5.76

Maximum offering price per share (100/96.50 of $5.76)	$ 5.97
Class B: Net Asset Value and offering price per share ($2,137,810 ÷ 376,327 shares)A	$ 5.68

Class C: Net Asset Value and offering price per share ($6,541,663 ÷ 1,153,122 shares)A	$ 5.67

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($246,440,745 ÷ 42,119,425 shares)	$ 5.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,055,828 ÷ 351,718 shares)	$ 5.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 2,593,711
Income from Fidelity Central Funds (including $318,472 from security lending)		338,197
		2,931,908
Less foreign taxes withheld		(213,734)
Total income		2,718,174

Expenses
Management fee Basic fee	$ 1,257,672
Performance adjustment	(1,092,965)
Transfer agent fees	406,055
Distribution fees	87,310
Accounting and security lending fees	79,416
Custodian fees and expenses	87,089
Independent trustees' compensation	1,211
Registration fees	30,245
Audit	39,974
Legal	1,134
Miscellaneous	3,600
Total expenses before reductions	900,741
Expense reductions	(83,848)	816,893
Net investment income (loss)		1,901,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(352,217,191)
Investment not meeting investment restrictions	1,590,340
Foreign currency transactions	(173,038)
Total net realized gain (loss)		(350,799,889)
Change in net unrealized appreciation (depreciation) on: Investment securities	320,908,827
Assets and liabilities in foreign currencies	(14,227)
Total change in net unrealized appreciation (depreciation)		320,894,600
Net gain (loss)		(29,905,289)
Net increase (decrease) in net assets resulting from operations		$ (28,004,008)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,901,281	$ 2,902,276
Net realized gain (loss)	(350,799,889)	(156,690,003)
Change in net unrealized appreciation (depreciation)	320,894,600	(647,198,943)
Net increase (decrease) in net assets resulting from operations	(28,004,008)	(800,986,670)
Distributions to shareholders from net investment income	(140,700)	(4,817,372)
Distributions to shareholders from net realized gain	-	(154,491,933)
Total distributions	(140,700)	(159,309,305)
Share transactions - net increase (decrease)	(53,616,882)	(308,489,372)
Redemption fees	58,992	307,719
Total increase (decrease) in net assets	(81,702,598)	(1,268,477,628)

Net Assets
Beginning of period	362,197,160	1,630,674,788
End of period (including undistributed net investment income of $1,760,581 and $0, respectively)	$ 280,494,562	$ 362,197,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.24	$ 18.97	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.02	.02	- J	- J
Net realized and unrealized gain (loss)	(.46)	(10.85)	4.76	3.74	.40
Total from investment operations	(.43)	(10.83)	4.78	3.74	.40
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	-	(1.88)	-	- J	-
Total distributions	-	(1.90) K	-	- J	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.81	$ 6.24	$ 18.97	$ 14.18	$ 10.41
Total Return B, C, D	(6.89)%	(62.98)%	33.78%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	1.75%	1.63%	1.63%	2.67% A
Expenses net of fee waivers, if any	.81% A	1.66%	1.63%	1.63%	1.65% A
Expenses net of all reductions	.75% A	1.62%	1.59%	1.51%	1.54% A
Net investment income (loss)	1.12% A	.13%	.10%	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,453	$ 17,905	$ 70,785	$ 35,674	$ 5,533
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.903 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.20	$ 18.85	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	(.46)	(10.78)	4.74	3.74	.38
Total from investment operations	(.44)	(10.80)	4.72	3.71	.37
Distributions from net realized gain	-	(1.85) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.76	$ 6.20	$ 18.85	$ 14.12	$ 10.38
Total Return B, C, D	(7.10)%	(63.08)%	33.50%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	2.00%	1.85%	1.85%	2.92% A
Expenses net of fee waivers, if any	1.08% A	1.91%	1.85%	1.85%	1.90% A
Expenses net of all reductions	1.02% A	1.87%	1.81%	1.74%	1.78% A
Net investment income (loss)	.85% A	(.12)%	(.13)%	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,865	$ 11,614	$ 46,568	$ 28,309	$ 2,704
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.852 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.12	$ 18.64	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(.45)	(10.68)	4.70	3.74	.38
Total from investment operations	(.44)	(10.76)	4.59	3.64	.36
Distributions from net realized gain	-	(1.76) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.68	$ 6.12	$ 18.64	$ 14.04	$ 10.37
Total Return B, C, D	(7.19)%	(63.32)%	32.76%	35.39%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A	2.51%	2.40%	2.45%	3.43% A
Expenses net of fee waivers, if any	1.57% A	2.41%	2.40%	2.41%	2.40% A
Expenses net of all reductions	1.51% A	2.38%	2.36%	2.30%	2.27% A
Net investment income (loss)	.37% A	(.62)%	(.67)%	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,138	$ 2,687	$ 10,975	$ 7,709	$ 1,705
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.760 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.11	$ 18.63	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(.45)	(10.66)	4.70	3.73	.38
Total from investment operations	(.44)	(10.74)	4.59	3.63	.36
Distributions from net realized gain	-	(1.78) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.67	$ 6.11	$ 18.63	$ 14.03	$ 10.37
Total Return B, C, D	(7.20)%	(63.32)%	32.79%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	2.51%	2.38%	2.38%	3.32% A
Expenses net of fee waivers, if any	1.55% A	2.41%	2.38%	2.38%	2.40% A
Expenses net of all reductions	1.50% A	2.38%	2.34%	2.27%	2.29% A
Net investment income (loss)	.38% A	(.62)%	(.66)%	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,542	$ 9,497	$ 40,894	$ 26,320	$ 3,317
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.775 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.28	$ 19.09	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.05	.07	.05	- I
Net realized and unrealized gain (loss)	(.47)	(10.92)	4.78	3.75	.39
Total from investment operations	(.43)	(10.87)	4.85	3.80	.39
Distributions from net investment income	- I	(.06)	-	-	-
Distributions from net realized gain	-	(1.88)	-	- I	-
Total distributions	- I	(1.94) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	.01	.03	.01
Net asset value, end of period	$ 5.85	$ 6.28	$ 19.09	$ 14.23	$ 10.40
Total Return B, C	(6.80)%	(62.91)%	34.15%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	1.44%	1.30%	1.28%	2.25% A
Expenses net of fee waivers, if any	.56% A	1.44%	1.30%	1.28%	1.40% A
Expenses net of all reductions	.50% A	1.40%	1.25%	1.16%	1.31% A
Net investment income (loss)	1.37% A	.36%	.43%	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,441	$ 312,376	$ 1,433,844	$ 981,210	$ 197,349
Portfolio turnover rate F	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.942 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.27	$ 19.09	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.05	.08	.05	- I
Net realized and unrealized gain (loss)	(.46)	(10.92)	4.78	3.74	.39
Total from investment operations	(.42)	(10.87)	4.86	3.79	.39
Distributions from net investment income	- I	(.07)	-	-	-
Distributions from net realized gain	-	(1.88)	-	- I	-
Total distributions	- I	(1.95) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	.01	.03	.01
Net asset value, end of period	$ 5.85	$ 6.27	$ 19.09	$ 14.22	$ 10.40
Total Return B, C	(6.67)%	(62.95)%	34.25%	36.77%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	1.40%	1.29%	1.25%	2.25% A
Expenses net of fee waivers, if any	.60% A	1.40%	1.29%	1.25%	1.40% A
Expenses net of all reductions	.54% A	1.37%	1.25%	1.14%	1.29% A
Net investment income (loss)	1.33% A	.39%	.44%	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,056	$ 8,117	$ 27,609	$ 13,954	$ 2,849
Portfolio turnover rate F	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.952 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,692,689
Unrealized depreciation	(21,269,988)
Net unrealized appreciation (depreciation)	$ 7,422,701
Cost for federal income tax purposes	$ 291,843,998

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $396,585,240 and $449,434,727, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .11% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,180	$ -
Class T	.25%	.25%	23,272	-
Class B	.75%	.25%	11,031	8,319
Class C	.75%	.25%	34,827	4,389
			$ 87,310	$ 12,708

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,843
Class T	1,406
Class B*	4,653
Class C*	344
$ 9,246

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,372.28
Class T	13,963.30
Class B	3,154.29
Class C	9,421.27
International Small Cap Opportunities	351,268.28
Institutional Class	7,877.32
	$ 406,055

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,452 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $975 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $83,848 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ -	$ 91,280
International Small Cap Opportunities	138,653	4,620,425
Institutional Class	2,047	105,667
Total	$ 140,700	$ 4,817,372
From net realized gain
Class A	$ -	$ 6,856,940
Class T	-	4,515,065
Class B	-	1,019,225
Class C	-	3,838,511
International Small Cap Opportunities	-	135,580,534
Institutional Class	-	2,681,658
Total	$ -	$ 154,491,933

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

Shares	Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	306,031	828,854	$ 1,679,889	$ 10,916,918
Reinvestment of distributions	-	416,175	-	6,313,370
Shares redeemed	(688,496)	(2,104,322)	(3,771,211)	(25,609,420)
Net increase (decrease)	(382,465)	(859,293)	$ (2,091,322)	$ (8,379,132)
Class T
Shares sold	140,491	298,437	$ 769,501	$ 3,745,246
Reinvestment of distributions	-	288,615	-	4,360,975
Shares redeemed	(476,431)	(1,182,864)	(2,585,053)	(14,814,150)
Net increase (decrease)	(335,940)	(595,812)	$ (1,815,552)	$ (6,707,929)
Class B
Shares sold	26,402	67,210	$ 142,248	$ 882,196
Reinvestment of distributions	-	61,167	-	917,505
Shares redeemed	(88,900)	(278,427)	(475,968)	(3,422,675)
Net increase (decrease)	(62,498)	(150,050)	$ (333,720)	$ (1,622,974)
Class C
Shares sold	96,634	393,320	$ 518,145	$ 4,565,906
Reinvestment of distributions	-	216,879	-	3,248,846
Shares redeemed	(496,685)	(1,252,106)	(2,520,914)	(14,199,211)
Net increase (decrease)	(400,051)	(641,907)	$ (2,002,769)	$ (6,384,459)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Shares	Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
International Small Cap Opportunities
Shares sold	2,817,958	10,644,155	$ 15,766,040	$ 141,713,979
Reinvestment of distributions	21,738	8,363,264	128,470	127,539,782
Shares redeemed	(10,475,028)	(44,345,885)	(58,082,259)	(553,799,561)
Net increase (decrease)	(7,635,332)	(25,338,466)	$ (42,187,749)	$ (284,545,800)
Institutional Class
Shares sold	233,398	915,939	$ 1,282,566	$ 11,419,413
Reinvestment of distributions	122	149,148	720	2,273,017
Shares redeemed	(1,175,804)	(1,217,529)	(6,469,056)	(14,541,508)
Net increase (decrease)	(942,284)	(152,442)	$ (5,185,770)	$ (849,078)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ILS-USAN-0609
1.815077.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap Opportunities
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.81%
Actual		$ 1,000.00	$ 931.10	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class T	1.08%
Actual		$ 1,000.00	$ 929.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class B	1.57%
Actual		$ 1,000.00	$ 928.10	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class C	1.55%
Actual		$ 1,000.00	$ 928.00	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
International Small Cap Opportunities	.56%
Actual		$ 1,000.00	$ 932.00	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Institutional Class	.60%
Actual		$ 1,000.00	$ 933.30	$ 2.88**
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If changes to transfer agent contracts, effective February 1, 2009 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Institutional Class	.63%
Actual		$ 3.02
HypotheticalA		$ 3.16

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 22.1%
United Kingdom 19.1%
United States of America 14.0%
Canada 4.7%
Germany 4.3%
Switzerland 4.3%
South Africa 3.6%
Spain 2.9%
Netherlands 2.7%
Other 22.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 15.4%
United Kingdom 13.6%
China 9.2%
Netherlands 7.6%
Cayman Islands 7.5%
United States of America 7.3%
Papua New Guinea 7.3%
Australia 6.4%
Germany 6.4%
Other 19.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	98.9
Short-Term Investments and Net Other Assets	1.7	1.1
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
CyberSource Corp. (United States of America, IT Services)	2.6	0.0
Bank Sarasin & Co. Ltd. Series B (Reg.) (Switzerland, Capital Markets)	2.6	0.0
Serco Group PLC (United Kingdom, Commercial Services & Supplies)	2.5	0.0
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.4	0.0
Pricesmart, Inc. (United States of America, Food & Staples Retailing)	2.4	0.0
Promise Co. Ltd. (Japan, Consumer Finance)	2.2	1.4
Tsumura & Co. (Japan, Pharmaceuticals)	2.2	0.0
Software AG (Bearer) (Germany, Software)	2.0	0.0
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.9	0.0
Autonomy Corp. PLC (United Kingdom, Software)	1.8	2.7
	22.6
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	10.5
Consumer Discretionary	16.9	9.5
Industrials	16.8	21.5
Information Technology	11.5	27.5
Health Care	10.2	6.5
Materials	8.6	11.3
Consumer Staples	7.4	10.6
Energy	4.5	1.0
Telecommunication Services	3.6	0.0
Utilities	0.4	0.5

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Austria - 0.4%
Andritz AG	34,800	$ 1,182,692
Belgium - 0.7%
Umicore SA (d)	101,900	1,996,539
Bermuda - 2.2%
China Sports International Ltd.	6,306,000	447,234
Lazard Ltd. Class A	48,700	1,329,510
Ports Design Ltd.	2,107,000	3,199,613
Seadrill Ltd.	105,300	1,123,671
TOTAL BERMUDA		6,100,028
Brazil - 2.0%
Banco ABC Brasil SA	219,000	700,976
BM&F BOVESPA SA	653,500	2,689,362
Braskem SA Class A sponsored ADR (d)	74,500	422,415
MRV Engenharia e Participacoes SA	168,800	1,675,689
TOTAL BRAZIL		5,488,442
Canada - 4.7%
Agnico-Eagle Mines Ltd. (Canada)	34,400	1,520,721
Eldorado Gold Corp. (a)	174,600	1,387,143
Fairfax Financial Holdings Ltd.	14,900	3,940,867
Niko Resources Ltd.	40,300	2,039,570
Petrobank Energy & Resources Ltd. (a)	205,200	4,410,962
TOTAL CANADA		13,299,263
Cayman Islands - 0.5%
Bosideng International Holdings Ltd.	3,974,000	321,078
China Dongxiang Group Co. Ltd.	2,215,000	1,075,702
TOTAL CAYMAN ISLANDS		1,396,780
China - 0.5%
China Nepstar Chain Drugstore Ltd. ADR	119,200	600,768
China Zaino International Ltd.	1,490,000	261,668
Li Ning Co. Ltd.	256,500	524,917
TOTAL CHINA		1,387,353
Finland - 1.4%
Nokian Tyres PLC	101,300	1,599,310
Outotec Oyj	67,800	1,437,492
Poyry Oyj	74,238	922,276
TOTAL FINLAND		3,959,078
Common Stocks - continued
	Shares	Value
France - 2.7%
Audika SA	123,284	$ 2,974,894
Laurent-Perrier Group	10,367	607,981
Remy Cointreau SA	34,000	1,120,518
Saft Groupe SA	90,700	2,775,307
TOTAL FRANCE		7,478,700
Germany - 4.3%
Bilfinger Berger AG (d)	31,000	1,457,664
DIC Asset AG	166,800	1,314,462
Software AG (Bearer) (d)	89,800	5,553,359
Vossloh AG	36,600	3,731,351
TOTAL GERMANY		12,056,836
Greece - 0.4%
Terna Energy SA	187,051	1,114,838
India - 0.9%
Bharti Airtel Ltd. (a)	170,930	2,605,137
Ireland - 1.1%
CRH PLC	75,057	1,950,745
Kerry Group PLC Class A	53,700	1,100,267
TOTAL IRELAND		3,051,012
Israel - 1.1%
Partner Communications Co. Ltd. ADR (d)	182,700	2,968,875
Italy - 0.7%
Azimut Holdings SpA	288,000	2,012,028
Japan - 22.1%
Alpen Co. Ltd.	21,000	346,858
Autobacs Seven Co. Ltd.	108,300	2,961,252
Daikoku Denki Co. Ltd.	71,500	822,368
Denso Corp.	61,000	1,442,337
FCC Co. Ltd.	92,400	1,171,072
Glory Ltd.	53,000	972,859
Kamigumi Co. Ltd.	125,000	803,066
Kobayashi Pharmaceutical Co. Ltd.	146,800	4,776,245
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	761,300	4,126,246
Nagaileben Co. Ltd.	57,500	1,022,227
NGK Insulators Ltd.	120,000	1,840,818
Nihon Parkerizing Co. Ltd.	84,000	700,462
Nippon Seiki Co. Ltd.	199,000	1,795,351
Nippon Thompson Co. Ltd.	727,000	3,143,912
Nitta Corp.	31,000	356,365
Common Stocks - continued
	Shares	Value
Japan - continued
Obic Co. Ltd.	10,840	$ 1,471,922
Ohashi Technica, Inc.	50,000	309,620
Osaka Securities Exchange Co. Ltd.	1,659	5,270,472
OSG Corp.	178,800	1,125,918
Ozeki Co. Ltd.	21,300	530,441
Pal Co. Ltd.	19,250	294,698
Promise Co. Ltd. (d)	475,100	6,279,446
SAZABY, Inc.	36,800	393,270
SHIMANO, Inc.	29,800	881,846
SHO-BOND Holdings Co. Ltd.	86,400	1,553,811
Sony Financial Holdings, Inc.	269	846,549
Sparx Group Co. Ltd.	5,960	781,684
The Nippon Synthetic Chemical Industry Co. Ltd.	338,000	1,178,450
THK Co. Ltd.	99,900	1,385,832
Toho Holdings Co. Ltd. (d)	116,800	1,130,198
Tsumura & Co.	225,600	6,179,818
Tsutsumi Jewelry Co. Ltd.	82,300	1,351,764
USS Co. Ltd.	91,120	4,130,249
Yamato Kogyo Co. Ltd.	31,800	722,487
TOTAL JAPAN		62,099,913
Korea (South) - 0.8%
NHN Corp. (a)	18,040	2,195,009
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	41,300	1,356,705
Cemex SA de CV sponsored ADR	109,200	816,816
Wal-Mart de Mexico SA de CV Series V	378,200	1,031,417
TOTAL MEXICO		3,204,938
Netherlands - 2.7%
Aalberts Industries NV	111,200	848,674
ASML Holding NV (NY Shares)	104,193	2,203,682
James Hardie Industries NV sponsored ADR	52,600	857,906
QIAGEN NV (a)	224,400	3,698,112
TOTAL NETHERLANDS		7,608,374
Norway - 0.3%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	944,000	797,395
Common Stocks - continued
	Shares	Value
Papua New Guinea - 1.1%
Lihir Gold Ltd. sponsored ADR (a)(d)	89,500	$ 1,915,300
Oil Search Ltd.	288,658	1,076,701
TOTAL PAPUA NEW GUINEA		2,992,001
Philippines - 0.5%
Jollibee Food Corp.	1,473,900	1,409,551
Singapore - 2.0%
Keppel Land Ltd.	596,000	692,415
Singapore Exchange Ltd.	1,023,000	4,332,462
Wing Tai Holdings Ltd.	759,000	451,145
TOTAL SINGAPORE		5,476,022
South Africa - 3.6%
African Rainbow Minerals Ltd.	309,800	4,186,775
JSE Ltd.	237,181	1,456,120
Mr. Price Group Ltd.	471,800	1,444,577
MTN Group Ltd.	234,300	3,042,860
TOTAL SOUTH AFRICA		10,130,332
Spain - 2.9%
Grifols SA	264,580	4,641,558
Prosegur Comp Securidad SA (Reg.)	125,709	3,588,954
TOTAL SPAIN		8,230,512
Sweden - 0.8%
Swedish Match Co. (d)	152,000	2,168,697
Switzerland - 4.3%
Actelion Ltd. (Reg.) (a)	38,110	1,735,823
Bank Sarasin & Co. Ltd. Series B (Reg.)	301,717	7,190,451
Sonova Holding AG	47,970	3,103,165
TOTAL SWITZERLAND		12,029,439
Turkey - 1.1%
Anadolu Efes Biracilik ve Malt Sanyii AS	323,000	2,301,015
Tupras-Turkiye Petrol Rafinerileri AS	88,800	887,861
TOTAL TURKEY		3,188,876
United Kingdom - 19.1%
Aberdeen Asset Management PLC	914,700	1,773,172
Autonomy Corp. PLC (a)	243,285	5,102,003
Babcock International Group PLC	173,800	1,114,502
Begbies Traynor Group PLC	498,000	815,427
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	35,500	$ 566,647
Bovis Homes Group PLC	594,452	4,024,312
Cobham PLC	795,000	2,058,794
Derwent London PLC	94,400	1,162,327
Great Portland Estates PLC	392,300	1,768,769
H&T Group PLC	403,000	1,156,732
Informa PLC	693,700	3,030,829
InterContinental Hotel Group PLC ADR (d)	80,400	761,388
Johnson Matthey PLC	100,300	1,770,499
Man Group PLC	134,400	496,591
Persimmon PLC	489,200	2,727,593
Serco Group PLC	1,275,300	6,877,863
Shaftesbury PLC	317,800	1,638,678
Spirax-Sarco Engineering PLC	538,450	6,781,552
SSL International PLC	582,657	4,083,435
Ted Baker PLC	284,300	1,551,603
Ultra Electronics Holdings PLC	148,969	2,610,927
Victrex PLC	210,682	1,664,202
TOTAL UNITED KINGDOM		53,537,845
United States of America - 12.3%
Advanced Energy Industries, Inc. (a)	505,219	4,258,996
Airgas, Inc.	51,700	2,229,304
Autoliv, Inc.	115,700	2,854,319
CyberSource Corp. (a)	506,900	7,405,807
Dril-Quip, Inc. (a)	21,900	752,922
FMC Technologies, Inc. (a)	26,500	907,095
Martin Marietta Materials, Inc. (d)	9,900	831,897
Mohawk Industries, Inc. (a)(d)	91,400	4,324,134
Pricesmart, Inc.	369,240	6,590,934
Varian Semiconductor Equipment Associates, Inc. (a)	88,700	2,269,833
Visa, Inc.	30,800	2,000,768
TOTAL UNITED STATES OF AMERICA		34,426,009
TOTAL COMMON STOCKS (Cost $266,244,744)		275,592,514
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	2,247,442	$ 2,247,442
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	21,426,743	21,426,743
TOTAL MONEY MARKET FUNDS (Cost $23,674,185)		23,674,185
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $289,918,929)		299,266,699
NET OTHER ASSETS - (6.7)%		(18,772,137)
NET ASSETS - 100%		$ 280,494,562
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,725
Fidelity Securities Lending Cash Central Fund	318,472
Total	$ 338,197
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 299,266,699	$ 112,609,685	$ 186,657,014	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $146,419,794 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,172,805) - See accompanying schedule: Unaffiliated issuers (cost $266,244,744)	$ 275,592,514
Fidelity Central Funds (cost $23,674,185)	23,674,185
Total Investments (cost $289,918,929)		$ 299,266,699
Cash		130,191
Receivable for investments sold		7,491,860
Receivable for fund shares sold		204,871
Dividends receivable		1,416,458
Distributions receivable from Fidelity Central Funds		36,969
Prepaid expenses		3,177
Other receivables		25,086
Total assets		308,575,311

Liabilities
Payable to custodian bank	$ 41,093
Payable for investments purchased	6,145,393
Payable for fund shares redeemed	306,223
Accrued management fee	19,817
Distribution fees payable	13,785
Other affiliated payables	85,340
Other payables and accrued expenses	42,355
Collateral on securities loaned, at value	21,426,743
Total liabilities		28,080,749

Net Assets		$ 280,494,562
Net Assets consist of:
Paid in capital		$ 780,759,555
Undistributed net investment income		1,760,581
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(511,354,885)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,329,311
Net Assets		$ 280,494,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,453,410 ÷ 2,489,176 shares)	$ 5.81

Maximum offering price per share (100/94.25 of $5.81)	$ 6.16
Class T: Net Asset Value and redemption price per share ($8,865,106 ÷ 1,538,405 shares)	$ 5.76

Maximum offering price per share (100/96.50 of $5.76)	$ 5.97
Class B: Net Asset Value and offering price per share ($2,137,810 ÷ 376,327 shares)A	$ 5.68

Class C: Net Asset Value and offering price per share ($6,541,663 ÷ 1,153,122 shares)A	$ 5.67

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($246,440,745 ÷ 42,119,425 shares)	$ 5.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,055,828 ÷ 351,718 shares)	$ 5.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 2,593,711
Income from Fidelity Central Funds (including $318,472 from security lending)		338,197
		2,931,908
Less foreign taxes withheld		(213,734)
Total income		2,718,174

Expenses
Management fee Basic fee	$ 1,257,672
Performance adjustment	(1,092,965)
Transfer agent fees	406,055
Distribution fees	87,310
Accounting and security lending fees	79,416
Custodian fees and expenses	87,089
Independent trustees' compensation	1,211
Registration fees	30,245
Audit	39,974
Legal	1,134
Miscellaneous	3,600
Total expenses before reductions	900,741
Expense reductions	(83,848)	816,893
Net investment income (loss)		1,901,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(352,217,191)
Investment not meeting investment restrictions	1,590,340
Foreign currency transactions	(173,038)
Total net realized gain (loss)		(350,799,889)
Change in net unrealized appreciation (depreciation) on: Investment securities	320,908,827
Assets and liabilities in foreign currencies	(14,227)
Total change in net unrealized appreciation (depreciation)		320,894,600
Net gain (loss)		(29,905,289)
Net increase (decrease) in net assets resulting from operations		$ (28,004,008)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,901,281	$ 2,902,276
Net realized gain (loss)	(350,799,889)	(156,690,003)
Change in net unrealized appreciation (depreciation)	320,894,600	(647,198,943)
Net increase (decrease) in net assets resulting from operations	(28,004,008)	(800,986,670)
Distributions to shareholders from net investment income	(140,700)	(4,817,372)
Distributions to shareholders from net realized gain	-	(154,491,933)
Total distributions	(140,700)	(159,309,305)
Share transactions - net increase (decrease)	(53,616,882)	(308,489,372)
Redemption fees	58,992	307,719
Total increase (decrease) in net assets	(81,702,598)	(1,268,477,628)

Net Assets
Beginning of period	362,197,160	1,630,674,788
End of period (including undistributed net investment income of $1,760,581 and $0, respectively)	$ 280,494,562	$ 362,197,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.24	$ 18.97	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.02	.02	- J	- J
Net realized and unrealized gain (loss)	(.46)	(10.85)	4.76	3.74	.40
Total from investment operations	(.43)	(10.83)	4.78	3.74	.40
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	-	(1.88)	-	- J	-
Total distributions	-	(1.90) K	-	- J	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.81	$ 6.24	$ 18.97	$ 14.18	$ 10.41
Total Return B, C, D	(6.89)%	(62.98)%	33.78%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	1.75%	1.63%	1.63%	2.67% A
Expenses net of fee waivers, if any	.81% A	1.66%	1.63%	1.63%	1.65% A
Expenses net of all reductions	.75% A	1.62%	1.59%	1.51%	1.54% A
Net investment income (loss)	1.12% A	.13%	.10%	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,453	$ 17,905	$ 70,785	$ 35,674	$ 5,533
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.903 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.20	$ 18.85	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	(.46)	(10.78)	4.74	3.74	.38
Total from investment operations	(.44)	(10.80)	4.72	3.71	.37
Distributions from net realized gain	-	(1.85) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.76	$ 6.20	$ 18.85	$ 14.12	$ 10.38
Total Return B, C, D	(7.10)%	(63.08)%	33.50%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	2.00%	1.85%	1.85%	2.92% A
Expenses net of fee waivers, if any	1.08% A	1.91%	1.85%	1.85%	1.90% A
Expenses net of all reductions	1.02% A	1.87%	1.81%	1.74%	1.78% A
Net investment income (loss)	.85% A	(.12)%	(.13)%	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,865	$ 11,614	$ 46,568	$ 28,309	$ 2,704
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.852 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.12	$ 18.64	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(.45)	(10.68)	4.70	3.74	.38
Total from investment operations	(.44)	(10.76)	4.59	3.64	.36
Distributions from net realized gain	-	(1.76) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.68	$ 6.12	$ 18.64	$ 14.04	$ 10.37
Total Return B, C, D	(7.19)%	(63.32)%	32.76%	35.39%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A	2.51%	2.40%	2.45%	3.43% A
Expenses net of fee waivers, if any	1.57% A	2.41%	2.40%	2.41%	2.40% A
Expenses net of all reductions	1.51% A	2.38%	2.36%	2.30%	2.27% A
Net investment income (loss)	.37% A	(.62)%	(.67)%	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,138	$ 2,687	$ 10,975	$ 7,709	$ 1,705
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.760 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.11	$ 18.63	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(.45)	(10.66)	4.70	3.73	.38
Total from investment operations	(.44)	(10.74)	4.59	3.63	.36
Distributions from net realized gain	-	(1.78) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.67	$ 6.11	$ 18.63	$ 14.03	$ 10.37
Total Return B, C, D	(7.20)%	(63.32)%	32.79%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	2.51%	2.38%	2.38%	3.32% A
Expenses net of fee waivers, if any	1.55% A	2.41%	2.38%	2.38%	2.40% A
Expenses net of all reductions	1.50% A	2.38%	2.34%	2.27%	2.29% A
Net investment income (loss)	.38% A	(.62)%	(.66)%	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,542	$ 9,497	$ 40,894	$ 26,320	$ 3,317
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.775 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.28	$ 19.09	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.05	.07	.05	- I
Net realized and unrealized gain (loss)	(.47)	(10.92)	4.78	3.75	.39
Total from investment operations	(.43)	(10.87)	4.85	3.80	.39
Distributions from net investment income	- I	(.06)	-	-	-
Distributions from net realized gain	-	(1.88)	-	- I	-
Total distributions	- I	(1.94) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	.01	.03	.01
Net asset value, end of period	$ 5.85	$ 6.28	$ 19.09	$ 14.23	$ 10.40
Total Return B, C	(6.80)%	(62.91)%	34.15%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	1.44%	1.30%	1.28%	2.25% A
Expenses net of fee waivers, if any	.56% A	1.44%	1.30%	1.28%	1.40% A
Expenses net of all reductions	.50% A	1.40%	1.25%	1.16%	1.31% A
Net investment income (loss)	1.37% A	.36%	.43%	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,441	$ 312,376	$ 1,433,844	$ 981,210	$ 197,349
Portfolio turnover rate F	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.942 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.27	$ 19.09	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.05	.08	.05	- I
Net realized and unrealized gain (loss)	(.46)	(10.92)	4.78	3.74	.39
Total from investment operations	(.42)	(10.87)	4.86	3.79	.39
Distributions from net investment income	- I	(.07)	-	-	-
Distributions from net realized gain	-	(1.88)	-	- I	-
Total distributions	- I	(1.95) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	.01	.03	.01
Net asset value, end of period	$ 5.85	$ 6.27	$ 19.09	$ 14.22	$ 10.40
Total Return B, C	(6.67)%	(62.95)%	34.25%	36.77%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	1.40%	1.29%	1.25%	2.25% A
Expenses net of fee waivers, if any	.60% A	1.40%	1.29%	1.25%	1.40% A
Expenses net of all reductions	.54% A	1.37%	1.25%	1.14%	1.29% A
Net investment income (loss)	1.33% A	.39%	.44%	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,056	$ 8,117	$ 27,609	$ 13,954	$ 2,849
Portfolio turnover rate F	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.952 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,692,689
Unrealized depreciation	(21,269,988)
Net unrealized appreciation (depreciation)	$ 7,422,701
Cost for federal income tax purposes	$ 291,843,998

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $396,585,240 and $449,434,727, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .11% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,180	$ -
Class T	.25%	.25%	23,272	-
Class B	.75%	.25%	11,031	8,319
Class C	.75%	.25%	34,827	4,389
			$ 87,310	$ 12,708

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,843
Class T	1,406
Class B*	4,653
Class C*	344
$ 9,246

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,372.28
Class T	13,963.30
Class B	3,154.29
Class C	9,421.27
International Small Cap Opportunities	351,268.28
Institutional Class	7,877.32
	$ 406,055

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,452 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $975 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $83,848 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ -	$ 91,280
International Small Cap Opportunities	138,653	4,620,425
Institutional Class	2,047	105,667
Total	$ 140,700	$ 4,817,372
From net realized gain
Class A	$ -	$ 6,856,940
Class T	-	4,515,065
Class B	-	1,019,225
Class C	-	3,838,511
International Small Cap Opportunities	-	135,580,534
Institutional Class	-	2,681,658
Total	$ -	$ 154,491,933

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

Shares	Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	306,031	828,854	$ 1,679,889	$ 10,916,918
Reinvestment of distributions	-	416,175	-	6,313,370
Shares redeemed	(688,496)	(2,104,322)	(3,771,211)	(25,609,420)
Net increase (decrease)	(382,465)	(859,293)	$ (2,091,322)	$ (8,379,132)
Class T
Shares sold	140,491	298,437	$ 769,501	$ 3,745,246
Reinvestment of distributions	-	288,615	-	4,360,975
Shares redeemed	(476,431)	(1,182,864)	(2,585,053)	(14,814,150)
Net increase (decrease)	(335,940)	(595,812)	$ (1,815,552)	$ (6,707,929)
Class B
Shares sold	26,402	67,210	$ 142,248	$ 882,196
Reinvestment of distributions	-	61,167	-	917,505
Shares redeemed	(88,900)	(278,427)	(475,968)	(3,422,675)
Net increase (decrease)	(62,498)	(150,050)	$ (333,720)	$ (1,622,974)
Class C
Shares sold	96,634	393,320	$ 518,145	$ 4,565,906
Reinvestment of distributions	-	216,879	-	3,248,846
Shares redeemed	(496,685)	(1,252,106)	(2,520,914)	(14,199,211)
Net increase (decrease)	(400,051)	(641,907)	$ (2,002,769)	$ (6,384,459)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Shares	Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
International Small Cap Opportunities
Shares sold	2,817,958	10,644,155	$ 15,766,040	$ 141,713,979
Reinvestment of distributions	21,738	8,363,264	128,470	127,539,782
Shares redeemed	(10,475,028)	(44,345,885)	(58,082,259)	(553,799,561)
Net increase (decrease)	(7,635,332)	(25,338,466)	$ (42,187,749)	$ (284,545,800)
Institutional Class
Shares sold	233,398	915,939	$ 1,282,566	$ 11,419,413
Reinvestment of distributions	122	149,148	720	2,273,017
Shares redeemed	(1,175,804)	(1,217,529)	(6,469,056)	(14,541,508)
Net increase (decrease)	(942,284)	(152,442)	$ (5,185,770)	$ (849,078)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AILS-USAN-0609
1.815093.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Small Cap Opportunities
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	.81%
Actual		$ 1,000.00	$ 931.10	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Class T	1.08%
Actual		$ 1,000.00	$ 929.00	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class B	1.57%
Actual		$ 1,000.00	$ 928.10	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class C	1.55%
Actual		$ 1,000.00	$ 928.00	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
International Small Cap Opportunities	.56%
Actual		$ 1,000.00	$ 932.00	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Institutional Class	.60%
Actual		$ 1,000.00	$ 933.30	$ 2.88**
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If changes to transfer agent contracts, effective February 1, 2009 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Institutional Class	.63%
Actual		$ 3.02
HypotheticalA		$ 3.16

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 22.1%
United Kingdom 19.1%
United States of America 14.0%
Canada 4.7%
Germany 4.3%
Switzerland 4.3%
South Africa 3.6%
Spain 2.9%
Netherlands 2.7%
Other 22.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 15.4%
United Kingdom 13.6%
China 9.2%
Netherlands 7.6%
Cayman Islands 7.5%
United States of America 7.3%
Papua New Guinea 7.3%
Australia 6.4%
Germany 6.4%
Other 19.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	98.9
Short-Term Investments and Net Other Assets	1.7	1.1
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
CyberSource Corp. (United States of America, IT Services)	2.6	0.0
Bank Sarasin & Co. Ltd. Series B (Reg.) (Switzerland, Capital Markets)	2.6	0.0
Serco Group PLC (United Kingdom, Commercial Services & Supplies)	2.5	0.0
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.4	0.0
Pricesmart, Inc. (United States of America, Food & Staples Retailing)	2.4	0.0
Promise Co. Ltd. (Japan, Consumer Finance)	2.2	1.4
Tsumura & Co. (Japan, Pharmaceuticals)	2.2	0.0
Software AG (Bearer) (Germany, Software)	2.0	0.0
Osaka Securities Exchange Co. Ltd. (Japan, Diversified Financial Services)	1.9	0.0
Autonomy Corp. PLC (United Kingdom, Software)	1.8	2.7
	22.6
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	10.5
Consumer Discretionary	16.9	9.5
Industrials	16.8	21.5
Information Technology	11.5	27.5
Health Care	10.2	6.5
Materials	8.6	11.3
Consumer Staples	7.4	10.6
Energy	4.5	1.0
Telecommunication Services	3.6	0.0
Utilities	0.4	0.5

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Austria - 0.4%
Andritz AG	34,800	$ 1,182,692
Belgium - 0.7%
Umicore SA (d)	101,900	1,996,539
Bermuda - 2.2%
China Sports International Ltd.	6,306,000	447,234
Lazard Ltd. Class A	48,700	1,329,510
Ports Design Ltd.	2,107,000	3,199,613
Seadrill Ltd.	105,300	1,123,671
TOTAL BERMUDA		6,100,028
Brazil - 2.0%
Banco ABC Brasil SA	219,000	700,976
BM&F BOVESPA SA	653,500	2,689,362
Braskem SA Class A sponsored ADR (d)	74,500	422,415
MRV Engenharia e Participacoes SA	168,800	1,675,689
TOTAL BRAZIL		5,488,442
Canada - 4.7%
Agnico-Eagle Mines Ltd. (Canada)	34,400	1,520,721
Eldorado Gold Corp. (a)	174,600	1,387,143
Fairfax Financial Holdings Ltd.	14,900	3,940,867
Niko Resources Ltd.	40,300	2,039,570
Petrobank Energy & Resources Ltd. (a)	205,200	4,410,962
TOTAL CANADA		13,299,263
Cayman Islands - 0.5%
Bosideng International Holdings Ltd.	3,974,000	321,078
China Dongxiang Group Co. Ltd.	2,215,000	1,075,702
TOTAL CAYMAN ISLANDS		1,396,780
China - 0.5%
China Nepstar Chain Drugstore Ltd. ADR	119,200	600,768
China Zaino International Ltd.	1,490,000	261,668
Li Ning Co. Ltd.	256,500	524,917
TOTAL CHINA		1,387,353
Finland - 1.4%
Nokian Tyres PLC	101,300	1,599,310
Outotec Oyj	67,800	1,437,492
Poyry Oyj	74,238	922,276
TOTAL FINLAND		3,959,078
Common Stocks - continued
	Shares	Value
France - 2.7%
Audika SA	123,284	$ 2,974,894
Laurent-Perrier Group	10,367	607,981
Remy Cointreau SA	34,000	1,120,518
Saft Groupe SA	90,700	2,775,307
TOTAL FRANCE		7,478,700
Germany - 4.3%
Bilfinger Berger AG (d)	31,000	1,457,664
DIC Asset AG	166,800	1,314,462
Software AG (Bearer) (d)	89,800	5,553,359
Vossloh AG	36,600	3,731,351
TOTAL GERMANY		12,056,836
Greece - 0.4%
Terna Energy SA	187,051	1,114,838
India - 0.9%
Bharti Airtel Ltd. (a)	170,930	2,605,137
Ireland - 1.1%
CRH PLC	75,057	1,950,745
Kerry Group PLC Class A	53,700	1,100,267
TOTAL IRELAND		3,051,012
Israel - 1.1%
Partner Communications Co. Ltd. ADR (d)	182,700	2,968,875
Italy - 0.7%
Azimut Holdings SpA	288,000	2,012,028
Japan - 22.1%
Alpen Co. Ltd.	21,000	346,858
Autobacs Seven Co. Ltd.	108,300	2,961,252
Daikoku Denki Co. Ltd.	71,500	822,368
Denso Corp.	61,000	1,442,337
FCC Co. Ltd.	92,400	1,171,072
Glory Ltd.	53,000	972,859
Kamigumi Co. Ltd.	125,000	803,066
Kobayashi Pharmaceutical Co. Ltd.	146,800	4,776,245
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	761,300	4,126,246
Nagaileben Co. Ltd.	57,500	1,022,227
NGK Insulators Ltd.	120,000	1,840,818
Nihon Parkerizing Co. Ltd.	84,000	700,462
Nippon Seiki Co. Ltd.	199,000	1,795,351
Nippon Thompson Co. Ltd.	727,000	3,143,912
Nitta Corp.	31,000	356,365
Common Stocks - continued
	Shares	Value
Japan - continued
Obic Co. Ltd.	10,840	$ 1,471,922
Ohashi Technica, Inc.	50,000	309,620
Osaka Securities Exchange Co. Ltd.	1,659	5,270,472
OSG Corp.	178,800	1,125,918
Ozeki Co. Ltd.	21,300	530,441
Pal Co. Ltd.	19,250	294,698
Promise Co. Ltd. (d)	475,100	6,279,446
SAZABY, Inc.	36,800	393,270
SHIMANO, Inc.	29,800	881,846
SHO-BOND Holdings Co. Ltd.	86,400	1,553,811
Sony Financial Holdings, Inc.	269	846,549
Sparx Group Co. Ltd.	5,960	781,684
The Nippon Synthetic Chemical Industry Co. Ltd.	338,000	1,178,450
THK Co. Ltd.	99,900	1,385,832
Toho Holdings Co. Ltd. (d)	116,800	1,130,198
Tsumura & Co.	225,600	6,179,818
Tsutsumi Jewelry Co. Ltd.	82,300	1,351,764
USS Co. Ltd.	91,120	4,130,249
Yamato Kogyo Co. Ltd.	31,800	722,487
TOTAL JAPAN		62,099,913
Korea (South) - 0.8%
NHN Corp. (a)	18,040	2,195,009
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	41,300	1,356,705
Cemex SA de CV sponsored ADR	109,200	816,816
Wal-Mart de Mexico SA de CV Series V	378,200	1,031,417
TOTAL MEXICO		3,204,938
Netherlands - 2.7%
Aalberts Industries NV	111,200	848,674
ASML Holding NV (NY Shares)	104,193	2,203,682
James Hardie Industries NV sponsored ADR	52,600	857,906
QIAGEN NV (a)	224,400	3,698,112
TOTAL NETHERLANDS		7,608,374
Norway - 0.3%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	944,000	797,395
Common Stocks - continued
	Shares	Value
Papua New Guinea - 1.1%
Lihir Gold Ltd. sponsored ADR (a)(d)	89,500	$ 1,915,300
Oil Search Ltd.	288,658	1,076,701
TOTAL PAPUA NEW GUINEA		2,992,001
Philippines - 0.5%
Jollibee Food Corp.	1,473,900	1,409,551
Singapore - 2.0%
Keppel Land Ltd.	596,000	692,415
Singapore Exchange Ltd.	1,023,000	4,332,462
Wing Tai Holdings Ltd.	759,000	451,145
TOTAL SINGAPORE		5,476,022
South Africa - 3.6%
African Rainbow Minerals Ltd.	309,800	4,186,775
JSE Ltd.	237,181	1,456,120
Mr. Price Group Ltd.	471,800	1,444,577
MTN Group Ltd.	234,300	3,042,860
TOTAL SOUTH AFRICA		10,130,332
Spain - 2.9%
Grifols SA	264,580	4,641,558
Prosegur Comp Securidad SA (Reg.)	125,709	3,588,954
TOTAL SPAIN		8,230,512
Sweden - 0.8%
Swedish Match Co. (d)	152,000	2,168,697
Switzerland - 4.3%
Actelion Ltd. (Reg.) (a)	38,110	1,735,823
Bank Sarasin & Co. Ltd. Series B (Reg.)	301,717	7,190,451
Sonova Holding AG	47,970	3,103,165
TOTAL SWITZERLAND		12,029,439
Turkey - 1.1%
Anadolu Efes Biracilik ve Malt Sanyii AS	323,000	2,301,015
Tupras-Turkiye Petrol Rafinerileri AS	88,800	887,861
TOTAL TURKEY		3,188,876
United Kingdom - 19.1%
Aberdeen Asset Management PLC	914,700	1,773,172
Autonomy Corp. PLC (a)	243,285	5,102,003
Babcock International Group PLC	173,800	1,114,502
Begbies Traynor Group PLC	498,000	815,427
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	35,500	$ 566,647
Bovis Homes Group PLC	594,452	4,024,312
Cobham PLC	795,000	2,058,794
Derwent London PLC	94,400	1,162,327
Great Portland Estates PLC	392,300	1,768,769
H&T Group PLC	403,000	1,156,732
Informa PLC	693,700	3,030,829
InterContinental Hotel Group PLC ADR (d)	80,400	761,388
Johnson Matthey PLC	100,300	1,770,499
Man Group PLC	134,400	496,591
Persimmon PLC	489,200	2,727,593
Serco Group PLC	1,275,300	6,877,863
Shaftesbury PLC	317,800	1,638,678
Spirax-Sarco Engineering PLC	538,450	6,781,552
SSL International PLC	582,657	4,083,435
Ted Baker PLC	284,300	1,551,603
Ultra Electronics Holdings PLC	148,969	2,610,927
Victrex PLC	210,682	1,664,202
TOTAL UNITED KINGDOM		53,537,845
United States of America - 12.3%
Advanced Energy Industries, Inc. (a)	505,219	4,258,996
Airgas, Inc.	51,700	2,229,304
Autoliv, Inc.	115,700	2,854,319
CyberSource Corp. (a)	506,900	7,405,807
Dril-Quip, Inc. (a)	21,900	752,922
FMC Technologies, Inc. (a)	26,500	907,095
Martin Marietta Materials, Inc. (d)	9,900	831,897
Mohawk Industries, Inc. (a)(d)	91,400	4,324,134
Pricesmart, Inc.	369,240	6,590,934
Varian Semiconductor Equipment Associates, Inc. (a)	88,700	2,269,833
Visa, Inc.	30,800	2,000,768
TOTAL UNITED STATES OF AMERICA		34,426,009
TOTAL COMMON STOCKS (Cost $266,244,744)		275,592,514
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	2,247,442	$ 2,247,442
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	21,426,743	21,426,743
TOTAL MONEY MARKET FUNDS (Cost $23,674,185)		23,674,185
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $289,918,929)		299,266,699
NET OTHER ASSETS - (6.7)%		(18,772,137)
NET ASSETS - 100%		$ 280,494,562
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,725
Fidelity Securities Lending Cash Central Fund	318,472
Total	$ 338,197
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 299,266,699	$ 112,609,685	$ 186,657,014	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $146,419,794 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,172,805) - See accompanying schedule: Unaffiliated issuers (cost $266,244,744)	$ 275,592,514
Fidelity Central Funds (cost $23,674,185)	23,674,185
Total Investments (cost $289,918,929)		$ 299,266,699
Cash		130,191
Receivable for investments sold		7,491,860
Receivable for fund shares sold		204,871
Dividends receivable		1,416,458
Distributions receivable from Fidelity Central Funds		36,969
Prepaid expenses		3,177
Other receivables		25,086
Total assets		308,575,311

Liabilities
Payable to custodian bank	$ 41,093
Payable for investments purchased	6,145,393
Payable for fund shares redeemed	306,223
Accrued management fee	19,817
Distribution fees payable	13,785
Other affiliated payables	85,340
Other payables and accrued expenses	42,355
Collateral on securities loaned, at value	21,426,743
Total liabilities		28,080,749

Net Assets		$ 280,494,562
Net Assets consist of:
Paid in capital		$ 780,759,555
Undistributed net investment income		1,760,581
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(511,354,885)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,329,311
Net Assets		$ 280,494,562

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,453,410 ÷ 2,489,176 shares)	$ 5.81

Maximum offering price per share (100/94.25 of $5.81)	$ 6.16
Class T: Net Asset Value and redemption price per share ($8,865,106 ÷ 1,538,405 shares)	$ 5.76

Maximum offering price per share (100/96.50 of $5.76)	$ 5.97
Class B: Net Asset Value and offering price per share ($2,137,810 ÷ 376,327 shares)A	$ 5.68

Class C: Net Asset Value and offering price per share ($6,541,663 ÷ 1,153,122 shares)A	$ 5.67

International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($246,440,745 ÷ 42,119,425 shares)	$ 5.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,055,828 ÷ 351,718 shares)	$ 5.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 2,593,711
Income from Fidelity Central Funds (including $318,472 from security lending)		338,197
		2,931,908
Less foreign taxes withheld		(213,734)
Total income		2,718,174

Expenses
Management fee Basic fee	$ 1,257,672
Performance adjustment	(1,092,965)
Transfer agent fees	406,055
Distribution fees	87,310
Accounting and security lending fees	79,416
Custodian fees and expenses	87,089
Independent trustees' compensation	1,211
Registration fees	30,245
Audit	39,974
Legal	1,134
Miscellaneous	3,600
Total expenses before reductions	900,741
Expense reductions	(83,848)	816,893
Net investment income (loss)		1,901,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(352,217,191)
Investment not meeting investment restrictions	1,590,340
Foreign currency transactions	(173,038)
Total net realized gain (loss)		(350,799,889)
Change in net unrealized appreciation (depreciation) on: Investment securities	320,908,827
Assets and liabilities in foreign currencies	(14,227)
Total change in net unrealized appreciation (depreciation)		320,894,600
Net gain (loss)		(29,905,289)
Net increase (decrease) in net assets resulting from operations		$ (28,004,008)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,901,281	$ 2,902,276
Net realized gain (loss)	(350,799,889)	(156,690,003)
Change in net unrealized appreciation (depreciation)	320,894,600	(647,198,943)
Net increase (decrease) in net assets resulting from operations	(28,004,008)	(800,986,670)
Distributions to shareholders from net investment income	(140,700)	(4,817,372)
Distributions to shareholders from net realized gain	-	(154,491,933)
Total distributions	(140,700)	(159,309,305)
Share transactions - net increase (decrease)	(53,616,882)	(308,489,372)
Redemption fees	58,992	307,719
Total increase (decrease) in net assets	(81,702,598)	(1,268,477,628)

Net Assets
Beginning of period	362,197,160	1,630,674,788
End of period (including undistributed net investment income of $1,760,581 and $0, respectively)	$ 280,494,562	$ 362,197,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.24	$ 18.97	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.02	.02	- J	- J
Net realized and unrealized gain (loss)	(.46)	(10.85)	4.76	3.74	.40
Total from investment operations	(.43)	(10.83)	4.78	3.74	.40
Distributions from net investment income	-	(.03)	-	-	-
Distributions from net realized gain	-	(1.88)	-	- J	-
Total distributions	-	(1.90) K	-	- J	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.81	$ 6.24	$ 18.97	$ 14.18	$ 10.41
Total Return B, C, D	(6.89)%	(62.98)%	33.78%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	.81% A	1.75%	1.63%	1.63%	2.67% A
Expenses net of fee waivers, if any	.81% A	1.66%	1.63%	1.63%	1.65% A
Expenses net of all reductions	.75% A	1.62%	1.59%	1.51%	1.54% A
Net investment income (loss)	1.12% A	.13%	.10%	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,453	$ 17,905	$ 70,785	$ 35,674	$ 5,533
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.903 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.20	$ 18.85	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	(.02)	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	(.46)	(10.78)	4.74	3.74	.38
Total from investment operations	(.44)	(10.80)	4.72	3.71	.37
Distributions from net realized gain	-	(1.85) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.76	$ 6.20	$ 18.85	$ 14.12	$ 10.38
Total Return B, C, D	(7.10)%	(63.08)%	33.50%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	2.00%	1.85%	1.85%	2.92% A
Expenses net of fee waivers, if any	1.08% A	1.91%	1.85%	1.85%	1.90% A
Expenses net of all reductions	1.02% A	1.87%	1.81%	1.74%	1.78% A
Net investment income (loss)	.85% A	(.12)%	(.13)%	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,865	$ 11,614	$ 46,568	$ 28,309	$ 2,704
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.852 per share is comprised of distributions from net realized gain of $1.852 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.12	$ 18.64	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(.45)	(10.68)	4.70	3.74	.38
Total from investment operations	(.44)	(10.76)	4.59	3.64	.36
Distributions from net realized gain	-	(1.76) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.68	$ 6.12	$ 18.64	$ 14.04	$ 10.37
Total Return B, C, D	(7.19)%	(63.32)%	32.76%	35.39%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A	2.51%	2.40%	2.45%	3.43% A
Expenses net of fee waivers, if any	1.57% A	2.41%	2.40%	2.41%	2.40% A
Expenses net of all reductions	1.51% A	2.38%	2.36%	2.30%	2.27% A
Net investment income (loss)	.37% A	(.62)%	(.67)%	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,138	$ 2,687	$ 10,975	$ 7,709	$ 1,705
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.760 per share is comprised of distributions from net realized gain of $1.760 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 H

Selected Per-Share Data
Net asset value, beginning of period	$ 6.11	$ 18.63	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	(.08)	(.11)	(.10)	(.02)
Net realized and unrealized gain (loss)	(.45)	(10.66)	4.70	3.73	.38
Total from investment operations	(.44)	(10.74)	4.59	3.63	.36
Distributions from net realized gain	-	(1.78) K	-	-	-
Redemption fees added to paid in capital E	- J	- J	.01	.03	.01
Net asset value, end of period	$ 5.67	$ 6.11	$ 18.63	$ 14.03	$ 10.37
Total Return B, C, D	(7.20)%	(63.32)%	32.79%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	2.51%	2.38%	2.38%	3.32% A
Expenses net of fee waivers, if any	1.55% A	2.41%	2.38%	2.38%	2.40% A
Expenses net of all reductions	1.50% A	2.38%	2.34%	2.27%	2.29% A
Net investment income (loss)	.38% A	(.62)%	(.66)%	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,542	$ 9,497	$ 40,894	$ 26,320	$ 3,317
Portfolio turnover rate G	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $1.775 per share is comprised of distributions from net realized gain of $1.775 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap Opportunities

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.28	$ 19.09	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.05	.07	.05	- I
Net realized and unrealized gain (loss)	(.47)	(10.92)	4.78	3.75	.39
Total from investment operations	(.43)	(10.87)	4.85	3.80	.39
Distributions from net investment income	- I	(.06)	-	-	-
Distributions from net realized gain	-	(1.88)	-	- I	-
Total distributions	- I	(1.94) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	.01	.03	.01
Net asset value, end of period	$ 5.85	$ 6.28	$ 19.09	$ 14.23	$ 10.40
Total Return B, C	(6.80)%	(62.91)%	34.15%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.56% A	1.44%	1.30%	1.28%	2.25% A
Expenses net of fee waivers, if any	.56% A	1.44%	1.30%	1.28%	1.40% A
Expenses net of all reductions	.50% A	1.40%	1.25%	1.16%	1.31% A
Net investment income (loss)	1.37% A	.36%	.43%	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 246,441	$ 312,376	$ 1,433,844	$ 981,210	$ 197,349
Portfolio turnover rate F	271% A	61%	107%	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.942 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 6.27	$ 19.09	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.05	.08	.05	- I
Net realized and unrealized gain (loss)	(.46)	(10.92)	4.78	3.74	.39
Total from investment operations	(.42)	(10.87)	4.86	3.79	.39
Distributions from net investment income	- I	(.07)	-	-	-
Distributions from net realized gain	-	(1.88)	-	- I	-
Total distributions	- I	(1.95) J	-	- I	-
Redemption fees added to paid in capital D	- I	- I	.01	.03	.01
Net asset value, end of period	$ 5.85	$ 6.27	$ 19.09	$ 14.22	$ 10.40
Total Return B, C	(6.67)%	(62.95)%	34.25%	36.77%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	1.40%	1.29%	1.25%	2.25% A
Expenses net of fee waivers, if any	.60% A	1.40%	1.29%	1.25%	1.40% A
Expenses net of all reductions	.54% A	1.37%	1.25%	1.14%	1.29% A
Net investment income (loss)	1.33% A	.39%	.44%	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,056	$ 8,117	$ 27,609	$ 13,954	$ 2,849
Portfolio turnover rate F	271% A	61%	107%	164%	46%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.952 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.878 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,692,689
Unrealized depreciation	(21,269,988)
Net unrealized appreciation (depreciation)	$ 7,422,701
Cost for federal income tax purposes	$ 291,843,998

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $396,585,240 and $449,434,727, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap Opportunities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .11% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,180	$ -
Class T	.25%	.25%	23,272	-
Class B	.75%	.25%	11,031	8,319
Class C	.75%	.25%	34,827	4,389
			$ 87,310	$ 12,708

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,843
Class T	1,406
Class B*	4,653
Class C*	344
$ 9,246

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,372.28
Class T	13,963.30
Class B	3,154.29
Class C	9,421.27
International Small Cap Opportunities	351,268.28
Institutional Class	7,877.32
	$ 406,055

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,452 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $975 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $83,848 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ -	$ 91,280
International Small Cap Opportunities	138,653	4,620,425
Institutional Class	2,047	105,667
Total	$ 140,700	$ 4,817,372
From net realized gain
Class A	$ -	$ 6,856,940
Class T	-	4,515,065
Class B	-	1,019,225
Class C	-	3,838,511
International Small Cap Opportunities	-	135,580,534
Institutional Class	-	2,681,658
Total	$ -	$ 154,491,933

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

Shares	Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	306,031	828,854	$ 1,679,889	$ 10,916,918
Reinvestment of distributions	-	416,175	-	6,313,370
Shares redeemed	(688,496)	(2,104,322)	(3,771,211)	(25,609,420)
Net increase (decrease)	(382,465)	(859,293)	$ (2,091,322)	$ (8,379,132)
Class T
Shares sold	140,491	298,437	$ 769,501	$ 3,745,246
Reinvestment of distributions	-	288,615	-	4,360,975
Shares redeemed	(476,431)	(1,182,864)	(2,585,053)	(14,814,150)
Net increase (decrease)	(335,940)	(595,812)	$ (1,815,552)	$ (6,707,929)
Class B
Shares sold	26,402	67,210	$ 142,248	$ 882,196
Reinvestment of distributions	-	61,167	-	917,505
Shares redeemed	(88,900)	(278,427)	(475,968)	(3,422,675)
Net increase (decrease)	(62,498)	(150,050)	$ (333,720)	$ (1,622,974)
Class C
Shares sold	96,634	393,320	$ 518,145	$ 4,565,906
Reinvestment of distributions	-	216,879	-	3,248,846
Shares redeemed	(496,685)	(1,252,106)	(2,520,914)	(14,199,211)
Net increase (decrease)	(400,051)	(641,907)	$ (2,002,769)	$ (6,384,459)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Shares	Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
International Small Cap Opportunities
Shares sold	2,817,958	10,644,155	$ 15,766,040	$ 141,713,979
Reinvestment of distributions	21,738	8,363,264	128,470	127,539,782
Shares redeemed	(10,475,028)	(44,345,885)	(58,082,259)	(553,799,561)
Net increase (decrease)	(7,635,332)	(25,338,466)	$ (42,187,749)	$ (284,545,800)
Institutional Class
Shares sold	233,398	915,939	$ 1,282,566	$ 11,419,413
Reinvestment of distributions	122	149,148	720	2,273,017
Shares redeemed	(1,175,804)	(1,217,529)	(6,469,056)	(14,541,508)
Net increase (decrease)	(942,284)	(152,442)	$ (5,185,770)	$ (849,078)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AILSI-USAN-0609
1.815084.103

Fidelity®
International Value
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.32%
Actual		$ 1,000.00	$ 1,001.80	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.57%
Actual		$ 1,000.00	$ 998.30	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.06%
Actual		$ 1,000.00	$ 996.60	$ 10.20
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.05%
Actual		$ 1,000.00	$ 996.60	$ 10.15
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
International Value	1.07%
Actual		$ 1,000.00	$ 1,002.90	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,001.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 20.2%
United Kingdom 15.3%
Germany 13.0%
France 9.3%
Switzerland 7.5%
Italy 5.8%
Canada 3.8%
Australia 2.7%
Hong Kong 2.5%
Other 19.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 19.6%
United Kingdom 14.2%
Germany 13.5%
France 11.5%
Switzerland 7.5%
Italy 4.8%
Spain 3.6%
Norway 3.0%
Cayman Islands 2.6%
Other 19.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	99.2
Short-Term Investments and Net Other Assets	2.2	0.8
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Japan, Automobiles)	3.9	3.5
E.ON AG (Germany, Electric Utilities)	3.6	2.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	3.1	2.6
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	3.1	2.6
Munich Re Group (Reg.) (Germany, Insurance)	3.1	3.0
UniCredit SpA (Italy, Commercial Banks)	2.8	2.5
Daimler AG (Germany, Automobiles)	2.6	2.3
AXA SA sponsored ADR (France, Insurance)	2.6	2.6
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.5	3.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5	3.4
	29.8
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.8	32.2
Consumer Discretionary	11.0	9.5
Energy	10.8	14.9
Industrials	10.3	9.2
Telecommunication Services	7.6	7.0
Utilities	6.8	8.2
Materials	6.6	5.9
Health Care	4.9	5.1
Information Technology	3.6	4.0
Consumer Staples	2.4	3.2

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 2.7%
AMP Ltd.	388,042	$ 1,464,334
Macquarie Airports unit	462,720	608,963
Macquarie Group Ltd. (d)	34,191	832,322
Macquarie Infrastructure Group unit	593,083	582,161
Wesfarmers Ltd.	20,099	330,861
TOTAL AUSTRALIA		3,818,641
Bermuda - 1.0%
Seadrill Ltd.	128,500	1,371,242
Brazil - 0.6%
Itau Unibanco Banco Multiplo SA ADR	34,030	467,232
Petroleo Brasileiro SA - Petrobras sponsored ADR	12,000	402,840
TOTAL BRAZIL		870,072
Canada - 3.8%
Cameco Corp.	22,800	523,545
Canadian Natural Resources Ltd.	17,800	820,598
First Quantum Minerals Ltd.	12,800	495,051
Petrobank Energy & Resources Ltd. (a)	52,200	1,122,087
Potash Corp. of Saskatchewan, Inc.	3,700	317,829
Power Corp. of Canada (sub. vtg.)	24,600	459,942
Suncor Energy, Inc.	27,400	689,564
Toronto-Dominion Bank	24,700	974,959
TOTAL CANADA		5,403,575
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	1,537,952	869,638
Subsea 7, Inc. (a)(d)	41,000	306,442
TOTAL CAYMAN ISLANDS		1,176,080
China - 1.1%
China Merchants Bank Co. Ltd. (H Shares)	333,000	594,980
Industrial & Commercial Bank of China Ltd.	983,000	559,211
Nine Dragons Paper (Holdings) Ltd.	1,087,000	491,994
TOTAL CHINA		1,646,185
Denmark - 0.5%
Vestas Wind Systems AS (a)	11,900	772,406
Finland - 0.6%
Nokia Corp. sponsored ADR (d)	56,100	793,254
France - 9.3%
AXA SA sponsored ADR	216,500	3,719,470
Common Stocks - continued
	Shares	Value
France - continued
BNP Paribas SA	53,900	$ 2,836,751
Compagnie de St. Gobain (d)	17,612	631,667
GDF Suez (d)	20,989	748,840
Pernod Ricard SA	4,591	271,105
Pernod Ricard SA rights 4/29/09 (a)	4,591	19,595
Societe Generale Series A	22,800	1,164,966
Total SA:
Series B	5,400	270,122
sponsored ADR	42,200	2,098,184
Unibail-Rodamco	11,072	1,650,681
TOTAL FRANCE		13,411,381
Germany - 13.0%
Allianz AG sponsored ADR	351,300	3,182,778
BASF AG (d)	16,700	623,536
Daimler AG	105,000	3,748,500
Deutsche Bank AG	10,900	571,497
E.ON AG (d)	152,700	5,116,721
GEA Group AG	11,600	150,991
GFK AG	21,800	505,981
Metro AG	8,200	345,068
Munich Re Group (Reg.) (d)	32,100	4,389,307
TOTAL GERMANY		18,634,379
Greece - 0.7%
Public Power Corp. of Greece	51,600	994,415
Hong Kong - 2.5%
China Overseas Land & Investment Ltd.	486,038	846,540
CNOOC Ltd.	260,000	290,243
Swire Pacific Ltd. (A Shares)	320,300	2,503,748
TOTAL HONG KONG		3,640,531
India - 0.4%
Bharti Airtel Ltd. (a)	20,985	319,831
Satyam Computer Services Ltd. sponsored ADR	400	720
Suzlon Energy Ltd.	177,784	229,488
TOTAL INDIA		550,039
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	274,500	149,845
Ireland - 1.2%
CRH PLC sponsored ADR (d)	68,800	1,769,536
Common Stocks - continued
	Shares	Value
Italy - 4.8%
ENI SpA sponsored ADR	42,400	$ 1,810,056
Finmeccanica SpA	73,400	1,033,724
UniCredit SpA	1,675,300	4,078,230
TOTAL ITALY		6,922,010
Japan - 20.2%
Denso Corp.	39,800	941,065
East Japan Railway Co.	24,300	1,369,636
Eisai Co. Ltd.	11,000	295,266
Japan Retail Fund Investment Corp.	83	290,331
JSR Corp.	31,400	382,687
Konica Minolta Holdings, Inc.	100,000	826,264
Miraca Holdings, Inc.	65,600	1,339,239
Mitsubishi Estate Co. Ltd.	25,000	326,862
Mitsubishi UFJ Financial Group, Inc.	403,700	2,202,689
Mitsui & Co. Ltd.	415,000	4,402,839
NGK Insulators Ltd.	23,000	352,823
Nippon Electric Glass Co. Ltd.	31,000	252,325
Obic Co. Ltd.	3,880	526,850
ORIX Corp.	9,460	443,158
Osaka Gas Co. Ltd.	904,000	2,865,435
Promise Co. Ltd. (d)	37,450	494,981
Seven & i Holdings Co., Ltd.	15,500	350,337
Sumitomo Corp.	97,000	844,554
Sumitomo Metal Industries Ltd.	330,000	773,232
Sumitomo Mitsui Financial Group, Inc.	13,700	475,253
Tokuyama Corp.	136,000	811,197
Toyota Motor Corp.	142,800	5,653,283
USS Co. Ltd.	11,900	539,398
Xebio Co. Ltd.	51,600	793,034
Yamada Denki Co. Ltd.	30,170	1,390,028
TOTAL JAPAN		28,942,766
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit	140,800	520,960
Korea (South) - 0.0%
Shinhan Financial Group Co. Ltd.	5	124
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	17,800	416,843
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	26,700	877,095
Common Stocks - continued
	Shares	Value
Netherlands - 1.5%
Gemalto NV (a)	25,400	$ 799,566
Heineken NV (Bearer)	10,900	323,820
Koninklijke KPN NV (d)	82,400	990,376
TOTAL NETHERLANDS		2,113,762
Norway - 2.1%
DnB Nor ASA	221,900	1,380,951
Orkla ASA (A Shares)	175,950	1,259,452
Petroleum Geo-Services ASA (a)	67,850	328,190
TOTAL NORWAY		2,968,593
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	13,600	623,832
Singapore - 1.2%
DBS Group Holdings Ltd.	272,000	1,745,356
South Africa - 1.4%
Impala Platinum Holdings Ltd.	75,100	1,435,362
MTN Group Ltd.	39,300	510,390
TOTAL SOUTH AFRICA		1,945,752
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	38,816	419,989
Banco Santander SA	45,600	433,245
Telefonica SA sponsored ADR	39,200	2,206,568
TOTAL SPAIN		3,059,802
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	53,600	455,197
Switzerland - 7.5%
EFG International	77,540	937,844
Nestle SA (Reg.)	16,379	533,762
Roche Holding AG (participation certificate)	28,353	3,574,491
Sonova Holding AG	18,842	1,218,883
Transocean Ltd. (a)	24,339	1,642,396
Zurich Financial Services AG (Reg.)	15,415	2,863,825
TOTAL SWITZERLAND		10,771,201
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	174,000	502,170
Thailand - 0.1%
Siam Commercial Bank PCL (For. Reg.)	82,400	140,700
Common Stocks - continued
	Shares	Value
United Kingdom - 15.3%
Aegis Group PLC	342,500	$ 458,347
Anglo American PLC (United Kingdom)	30,595	658,105
AstraZeneca PLC (United Kingdom)	21,000	735,048
BAE Systems PLC	151,600	797,156
BHP Billiton PLC	23,200	481,336
easyJet PLC (a)	169,400	787,215
HSBC Holdings PLC (United Kingdom) (Reg.)	122,123	868,147
Imperial Tobacco Group PLC	6,300	143,688
Informa PLC	131,000	572,349
Man Group PLC	534,800	1,976,020
Misys PLC	439,600	896,895
Prudential PLC	313,428	1,800,808
Rio Tinto PLC (Reg.)	26,100	1,060,081
Royal Dutch Shell PLC Class A sponsored ADR	80,000	3,654,400
Standard Chartered PLC (United Kingdom)	60,450	934,769
Tesco PLC	44,100	218,426
Vodafone Group PLC	372,400	684,204
Vodafone Group PLC sponsored ADR	204,312	3,749,125
Wolseley PLC	24,704	442,895
WPP PLC	159,800	1,092,932
TOTAL UNITED KINGDOM		22,011,946
TOTAL COMMON STOCKS (Cost $211,965,297)		139,019,690
Nonconvertible Preferred Stocks - 1.0%

Italy - 1.0%
Fiat SpA (Risparmio Shares)	55,700	336,305
Telecom Italia SpA (Risparmio Shares)	1,172,100	1,046,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,076,157)		1,383,143
Money Market Funds - 11.8%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	2,202,626	$ 2,202,626
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	14,736,200	14,736,200
TOTAL MONEY MARKET FUNDS (Cost $16,938,826)		16,938,826
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $230,980,280)		157,341,659
NET OTHER ASSETS - (9.6)%		(13,810,413)
NET ASSETS - 100%		$ 143,531,246
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,833
Fidelity Securities Lending Cash Central Fund	82,301
Total	$ 87,134
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 157,341,659	$ 59,883,878	$ 97,457,781	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $17,062,233 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,328,554) - See accompanying schedule: Unaffiliated issuers (cost $214,041,454)	$ 140,402,833
Fidelity Central Funds (cost $16,938,826)	16,938,826
Total Investments (cost $230,980,280)		$ 157,341,659
Cash		5,437
Foreign currency held at value (cost $78,969)		79,152
Receivable for investments sold		763,446
Receivable for fund shares sold		95,467
Dividends receivable		980,751
Distributions receivable from Fidelity Central Funds		62,865
Prepaid expenses		1,343
Other receivables		26,630
Total assets		159,356,750

Liabilities
Payable for investments purchased	$ 896,173
Payable for fund shares redeemed	48,078
Accrued management fee	68,181
Distribution fees payable	3,176
Other affiliated payables	40,409
Other payables and accrued expenses	33,287
Collateral on securities loaned, at value	14,736,200
Total liabilities		15,825,504

Net Assets		$ 143,531,246
Net Assets consist of:
Paid in capital		$ 294,329,269
Undistributed net investment income		1,145,152
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,297,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,645,422)
Net Assets		$ 143,531,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,899,540 ÷ 496,065 shares)	$ 5.85

Maximum offering price per share (100/94.25 of $5.85)	$ 6.21
Class T: Net Asset Value and redemption price per share ($1,760,606 ÷ 301,394 shares)	$ 5.84

Maximum offering price per share (100/96.50 of $5.84)	$ 6.05
Class B: Net Asset Value and offering price per share ($763,338 ÷ 130,196 shares) A	$ 5.86

Class C: Net Asset Value and offering price per share ($1,630,367 ÷ 278,340 shares) A	$ 5.86

International Value: Net Asset Value, offering price and redemption price per share ($135,806,980 ÷ 23,267,280 shares)	$ 5.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($670,415 ÷ 114,716 shares)	$ 5.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 2,815,548
Interest		265
Income from Fidelity Central Funds		87,134
		2,902,947
Less foreign taxes withheld		(366,253)
Total income		2,536,694

Expenses
Management fee Basic fee	$ 513,998
Performance adjustment	(101,746)
Transfer agent fees	212,870
Distribution fees	19,383
Accounting and security lending fees	37,381
Custodian fees and expenses	26,393
Independent trustees' compensation	570
Registration fees	41,992
Audit	31,426
Legal	457
Miscellaneous	1,618
Total expenses before reductions	784,342
Expense reductions	(5,748)	778,594
Net investment income (loss)		1,758,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(56,903,012)
Foreign currency transactions	(26,357)
Total net realized gain (loss)		(56,929,369)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,611,574
Assets and liabilities in foreign currencies	(24,867)
Total change in net unrealized appreciation (depreciation)		51,586,707
Net gain (loss)		(5,342,662)
Net increase (decrease) in net assets resulting from operations		$ (3,584,562)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,758,100	$ 7,306,482
Net realized gain (loss)	(56,929,369)	(21,258,353)
Change in net unrealized appreciation (depreciation)	51,586,707	(181,063,041)
Net increase (decrease) in net assets resulting from operations	(3,584,562)	(195,014,912)
Distributions to shareholders from net investment income	(3,076,516)	(5,562,901)
Distributions to shareholders from net realized gain	-	(18,717,865)
Total distributions	(3,076,516)	(24,280,766)
Share transactions - net increase (decrease)	(19,297,117)	(16,138,151)
Redemption fees	3,733	26,598
Total increase (decrease) in net assets	(25,954,462)	(235,407,231)

Net Assets
Beginning of period	169,485,708	404,892,939
End of period (including undistributed net investment income of $1,145,152 and undistributed net investment income of $5,906,440, respectively)	$ 143,531,246	$ 169,485,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.93	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.21	.18	.06 H
Net realized and unrealized gain (loss)	(.06)	(6.53)	2.29	.54
Total from investment operations	- K	(6.32)	2.47	.60
Distributions from net investment income	(.08)	(.15)	(.03)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.08)	(.77)	(.05)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.85	$ 5.93	$ 13.02	$ 10.60
Total Return B,C,D	.18%	(51.50)%	23.43%	6.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.32% A	1.42%	1.38%	1.75% A
Expenses net of fee waivers, if any	1.32% A	1.42%	1.38%	1.50% A
Expenses net of all reductions	1.31% A	1.41%	1.37%	1.46% A
Net investment income (loss)	2.24% A	2.05%	1.49%	1.29% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,900	$ 2,854	$ 6,052	$ 1,537
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.91	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.18	.15	.05 H
Net realized and unrealized gain (loss)	(.07)	(6.50)	2.29	.54
Total from investment operations	(.02)	(6.32)	2.44	.59
Distributions from net investment income	(.05)	(.14)	(.02)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.05)	(.76)	(.04)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.84	$ 5.91	$ 12.99	$ 10.59
Total Return B,C,D	(.17)%	(51.60)%	23.13%	5.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.57% A	1.67%	1.60%	2.01% A
Expenses net of fee waivers, if any	1.57% A	1.67%	1.60%	1.75% A
Expenses net of all reductions	1.56% A	1.66%	1.58%	1.71% A
Net investment income (loss)	1.99% A	1.80%	1.27%	1.04% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,761	$ 2,087	$ 5,081	$ 1,789
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.02 H
Net realized and unrealized gain (loss)	(.06)	(6.48)	2.29	.54
Total from investment operations	(.02)	(6.35)	2.38	.56
Distributions from net investment income	-	(.08)	-	-
Distributions from net realized gain	-	(.62)	(.01)	-
Total distributions	-	(.70)	(.01)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.88	$ 12.93	$ 10.56
Total Return B,C,D	(.34)%	(51.85)%	22.59%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.06% A	2.18%	2.10%	2.50% A
Expenses net of fee waivers, if any	2.06% A	2.18%	2.10%	2.25% A
Expenses net of all reductions	2.05% A	2.17%	2.08%	2.21% A
Net investment income (loss)	1.50% A	1.29%	.77%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 763	$ 931	$ 2,651	$ 1,304
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.02 H
Net realized and unrealized gain (loss)	(.06)	(6.47)	2.29	.54
Total from investment operations	(.02)	(6.34)	2.38	.56
Distributions from net investment income	-	(.08)	-	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	-	(.70)	(.02)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.88	$ 12.92	$ 10.56
Total Return B,C,D	(.34)%	(51.80)%	22.56%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.05% A	2.17%	2.07%	2.47% A
Expenses net of fee waivers, if any	2.05% A	2.17%	2.07%	2.25% A
Expenses net of all reductions	2.04% A	2.16%	2.05%	2.21% A
Net investment income (loss)	1.51% A	1.30%	.80%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,630	$ 1,784	$ 5,996	$ 2,183
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.24	.22	.07 G
Net realized and unrealized gain (loss)	(.07)	(6.54)	2.29	.54
Total from investment operations	- J	(6.30)	2.51	.61
Distributions from net investment income	(.11)	(.19)	(.04)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.11)	(.81)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 5.84	$ 5.95	$ 13.06	$ 10.61
Total Return B,C	.29%	(51.34)%	23.81%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.07% A	1.10%	1.03%	1.50% A
Expenses net of fee waivers, if any	1.07% A	1.10%	1.03%	1.25% A
Expenses net of all reductions	1.06% A	1.09%	1.02%	1.21% A
Net investment income (loss)	2.48% A	2.37%	1.84%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,807	$ 160,777	$ 381,148	$ 221,130
Portfolio turnover rate F	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.96	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.25	.22	.07 G
Net realized and unrealized gain (loss)	(.07)	(6.54)	2.30	.54
Total from investment operations	- J	(6.29)	2.52	.61
Distributions from net investment income	(.12)	(.20)	(.04)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.12)	(.82)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 5.84	$ 5.96	$ 13.07	$ 10.61
Total Return B,C	.14%	(51.27)%	23.91%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	.96% A	1.02%	.98%	1.38% A
Expenses net of fee waivers, if any	.96% A	1.02%	.98%	1.25% A
Expenses net of all reductions	.96% A	1.01%	.96%	1.21% A
Net investment income (loss)	2.59% A	2.45%	1.89%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 670	$ 1,052	$ 3,965	$ 3,064
Portfolio turnover rate F	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,554,557
Unrealized depreciation	(79,037,017)
Net unrealized appreciation (depreciation)	$ (74,482,460)
Cost for federal income tax purposes	$ 231,824,119

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $29,329,299 and $51,828,149, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,371	$ 182
Class T	.25%	.25%	4,266	20
Class B	.75%	.25%	3,837	2,992
Class C	.75%	.25%	7,909	1,569
			$ 19,383	$ 4,763

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,137
Class T	347
Class B*	805
Class C*	54
$ 2,343

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,945.29
Class T	2,546.30
Class B	1,101.29
Class C	2,194.28
International Value	202,407.30
Institutional Class	677.19
	$ 212,870

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $249 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $465 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $82,301.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,748 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 38,784	$ 71,381
Class T	19,023	53,705
Class B	-	15,783
Class C	-	37,642
International Value	3,001,128	5,325,187
Institutional Class	17,581	59,203
Total	$ 3,076,516	$ 5,562,901

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 297,020
Class T	-	246,645
Class B	-	128,753
Class C	-	295,420
International Value	-	17,561,793
Institutional Class	-	188,234
Total	$ -	$ 18,717,865

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	168,662	298,063	$ 907,903	$ 3,154,503
Reinvestment of distributions	6,730	30,184	35,265	357,686
Shares redeemed	(160,430)	(312,021)	(787,914)	(3,010,663)
Net increase (decrease)	14,962	16,226	$ 155,254	$ 501,526
Class T
Shares sold	45,205	169,412	$ 240,301	$ 1,740,848
Reinvestment of distributions	2,980	21,586	15,614	255,358
Shares redeemed	(100,076)	(228,991)	(577,055)	(2,152,407)
Net increase (decrease)	(51,891)	(37,993)	$ (321,140)	$ (156,201)
Class B
Shares sold	31,983	48,187	$ 169,869	$ 472,858
Reinvestment of distributions	-	10,866	-	128,544
Shares redeemed	(60,015)	(105,867)	(313,428)	(916,142)
Net increase (decrease)	(28,032)	(46,814)	$ (143,559)	$ (314,740)
Class C
Shares sold	67,677	114,256	$ 375,363	$ 1,072,554
Reinvestment of distributions	-	22,711	-	268,223
Shares redeemed	(92,999)	(297,329)	(517,004)	(2,692,615)
Net increase (decrease)	(25,322)	(160,362)	$ (141,641)	$ (1,351,838)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
International Value
Shares sold	1,911,677	13,343,931	$ 10,419,251	$ 131,489,328
Reinvestment of distributions	550,070	1,810,134	2,876,866	21,468,187
Shares redeemed	(6,196,190)	(17,329,561)	(31,804,761)	(166,721,411)
Net increase (decrease)	(3,734,443)	(2,175,496)	$ (18,508,644)	$ (13,763,896)
Institutional Class
Shares sold	6,604	50,248	$ 34,426	$ 566,166
Reinvestment of distributions	572	6,826	2,992	80,952
Shares redeemed	(69,021)	(183,848)	(374,805)	(1,700,120)
Net increase (decrease)	(61,845)	(126,774)	$ (337,387)	$ (1,053,002)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
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Semiannual Report

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Semiannual Report

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Semiannual Report

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Semiannual Report

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FIV-USAN-0609
1.827484.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Value
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2009

Class A, Class T, Class B, and Class C are classes of Fidelity® International Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.32%
Actual		$ 1,000.00	$ 1,001.80	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.57%
Actual		$ 1,000.00	$ 998.30	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.06%
Actual		$ 1,000.00	$ 996.60	$ 10.20
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.05%
Actual		$ 1,000.00	$ 996.60	$ 10.15
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
International Value	1.07%
Actual		$ 1,000.00	$ 1,002.90	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,001.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 20.2%
United Kingdom 15.3%
Germany 13.0%
France 9.3%
Switzerland 7.5%
Italy 5.8%
Canada 3.8%
Australia 2.7%
Hong Kong 2.5%
Other 19.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 19.6%
United Kingdom 14.2%
Germany 13.5%
France 11.5%
Switzerland 7.5%
Italy 4.8%
Spain 3.6%
Norway 3.0%
Cayman Islands 2.6%
Other 19.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	99.2
Short-Term Investments and Net Other Assets	2.2	0.8
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Japan, Automobiles)	3.9	3.5
E.ON AG (Germany, Electric Utilities)	3.6	2.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	3.1	2.6
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	3.1	2.6
Munich Re Group (Reg.) (Germany, Insurance)	3.1	3.0
UniCredit SpA (Italy, Commercial Banks)	2.8	2.5
Daimler AG (Germany, Automobiles)	2.6	2.3
AXA SA sponsored ADR (France, Insurance)	2.6	2.6
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.5	3.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5	3.4
	29.8
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.8	32.2
Consumer Discretionary	11.0	9.5
Energy	10.8	14.9
Industrials	10.3	9.2
Telecommunication Services	7.6	7.0
Utilities	6.8	8.2
Materials	6.6	5.9
Health Care	4.9	5.1
Information Technology	3.6	4.0
Consumer Staples	2.4	3.2

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 2.7%
AMP Ltd.	388,042	$ 1,464,334
Macquarie Airports unit	462,720	608,963
Macquarie Group Ltd. (d)	34,191	832,322
Macquarie Infrastructure Group unit	593,083	582,161
Wesfarmers Ltd.	20,099	330,861
TOTAL AUSTRALIA		3,818,641
Bermuda - 1.0%
Seadrill Ltd.	128,500	1,371,242
Brazil - 0.6%
Itau Unibanco Banco Multiplo SA ADR	34,030	467,232
Petroleo Brasileiro SA - Petrobras sponsored ADR	12,000	402,840
TOTAL BRAZIL		870,072
Canada - 3.8%
Cameco Corp.	22,800	523,545
Canadian Natural Resources Ltd.	17,800	820,598
First Quantum Minerals Ltd.	12,800	495,051
Petrobank Energy & Resources Ltd. (a)	52,200	1,122,087
Potash Corp. of Saskatchewan, Inc.	3,700	317,829
Power Corp. of Canada (sub. vtg.)	24,600	459,942
Suncor Energy, Inc.	27,400	689,564
Toronto-Dominion Bank	24,700	974,959
TOTAL CANADA		5,403,575
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	1,537,952	869,638
Subsea 7, Inc. (a)(d)	41,000	306,442
TOTAL CAYMAN ISLANDS		1,176,080
China - 1.1%
China Merchants Bank Co. Ltd. (H Shares)	333,000	594,980
Industrial & Commercial Bank of China Ltd.	983,000	559,211
Nine Dragons Paper (Holdings) Ltd.	1,087,000	491,994
TOTAL CHINA		1,646,185
Denmark - 0.5%
Vestas Wind Systems AS (a)	11,900	772,406
Finland - 0.6%
Nokia Corp. sponsored ADR (d)	56,100	793,254
France - 9.3%
AXA SA sponsored ADR	216,500	3,719,470
Common Stocks - continued
	Shares	Value
France - continued
BNP Paribas SA	53,900	$ 2,836,751
Compagnie de St. Gobain (d)	17,612	631,667
GDF Suez (d)	20,989	748,840
Pernod Ricard SA	4,591	271,105
Pernod Ricard SA rights 4/29/09 (a)	4,591	19,595
Societe Generale Series A	22,800	1,164,966
Total SA:
Series B	5,400	270,122
sponsored ADR	42,200	2,098,184
Unibail-Rodamco	11,072	1,650,681
TOTAL FRANCE		13,411,381
Germany - 13.0%
Allianz AG sponsored ADR	351,300	3,182,778
BASF AG (d)	16,700	623,536
Daimler AG	105,000	3,748,500
Deutsche Bank AG	10,900	571,497
E.ON AG (d)	152,700	5,116,721
GEA Group AG	11,600	150,991
GFK AG	21,800	505,981
Metro AG	8,200	345,068
Munich Re Group (Reg.) (d)	32,100	4,389,307
TOTAL GERMANY		18,634,379
Greece - 0.7%
Public Power Corp. of Greece	51,600	994,415
Hong Kong - 2.5%
China Overseas Land & Investment Ltd.	486,038	846,540
CNOOC Ltd.	260,000	290,243
Swire Pacific Ltd. (A Shares)	320,300	2,503,748
TOTAL HONG KONG		3,640,531
India - 0.4%
Bharti Airtel Ltd. (a)	20,985	319,831
Satyam Computer Services Ltd. sponsored ADR	400	720
Suzlon Energy Ltd.	177,784	229,488
TOTAL INDIA		550,039
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	274,500	149,845
Ireland - 1.2%
CRH PLC sponsored ADR (d)	68,800	1,769,536
Common Stocks - continued
	Shares	Value
Italy - 4.8%
ENI SpA sponsored ADR	42,400	$ 1,810,056
Finmeccanica SpA	73,400	1,033,724
UniCredit SpA	1,675,300	4,078,230
TOTAL ITALY		6,922,010
Japan - 20.2%
Denso Corp.	39,800	941,065
East Japan Railway Co.	24,300	1,369,636
Eisai Co. Ltd.	11,000	295,266
Japan Retail Fund Investment Corp.	83	290,331
JSR Corp.	31,400	382,687
Konica Minolta Holdings, Inc.	100,000	826,264
Miraca Holdings, Inc.	65,600	1,339,239
Mitsubishi Estate Co. Ltd.	25,000	326,862
Mitsubishi UFJ Financial Group, Inc.	403,700	2,202,689
Mitsui & Co. Ltd.	415,000	4,402,839
NGK Insulators Ltd.	23,000	352,823
Nippon Electric Glass Co. Ltd.	31,000	252,325
Obic Co. Ltd.	3,880	526,850
ORIX Corp.	9,460	443,158
Osaka Gas Co. Ltd.	904,000	2,865,435
Promise Co. Ltd. (d)	37,450	494,981
Seven & i Holdings Co., Ltd.	15,500	350,337
Sumitomo Corp.	97,000	844,554
Sumitomo Metal Industries Ltd.	330,000	773,232
Sumitomo Mitsui Financial Group, Inc.	13,700	475,253
Tokuyama Corp.	136,000	811,197
Toyota Motor Corp.	142,800	5,653,283
USS Co. Ltd.	11,900	539,398
Xebio Co. Ltd.	51,600	793,034
Yamada Denki Co. Ltd.	30,170	1,390,028
TOTAL JAPAN		28,942,766
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit	140,800	520,960
Korea (South) - 0.0%
Shinhan Financial Group Co. Ltd.	5	124
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	17,800	416,843
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	26,700	877,095
Common Stocks - continued
	Shares	Value
Netherlands - 1.5%
Gemalto NV (a)	25,400	$ 799,566
Heineken NV (Bearer)	10,900	323,820
Koninklijke KPN NV (d)	82,400	990,376
TOTAL NETHERLANDS		2,113,762
Norway - 2.1%
DnB Nor ASA	221,900	1,380,951
Orkla ASA (A Shares)	175,950	1,259,452
Petroleum Geo-Services ASA (a)	67,850	328,190
TOTAL NORWAY		2,968,593
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	13,600	623,832
Singapore - 1.2%
DBS Group Holdings Ltd.	272,000	1,745,356
South Africa - 1.4%
Impala Platinum Holdings Ltd.	75,100	1,435,362
MTN Group Ltd.	39,300	510,390
TOTAL SOUTH AFRICA		1,945,752
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	38,816	419,989
Banco Santander SA	45,600	433,245
Telefonica SA sponsored ADR	39,200	2,206,568
TOTAL SPAIN		3,059,802
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	53,600	455,197
Switzerland - 7.5%
EFG International	77,540	937,844
Nestle SA (Reg.)	16,379	533,762
Roche Holding AG (participation certificate)	28,353	3,574,491
Sonova Holding AG	18,842	1,218,883
Transocean Ltd. (a)	24,339	1,642,396
Zurich Financial Services AG (Reg.)	15,415	2,863,825
TOTAL SWITZERLAND		10,771,201
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	174,000	502,170
Thailand - 0.1%
Siam Commercial Bank PCL (For. Reg.)	82,400	140,700
Common Stocks - continued
	Shares	Value
United Kingdom - 15.3%
Aegis Group PLC	342,500	$ 458,347
Anglo American PLC (United Kingdom)	30,595	658,105
AstraZeneca PLC (United Kingdom)	21,000	735,048
BAE Systems PLC	151,600	797,156
BHP Billiton PLC	23,200	481,336
easyJet PLC (a)	169,400	787,215
HSBC Holdings PLC (United Kingdom) (Reg.)	122,123	868,147
Imperial Tobacco Group PLC	6,300	143,688
Informa PLC	131,000	572,349
Man Group PLC	534,800	1,976,020
Misys PLC	439,600	896,895
Prudential PLC	313,428	1,800,808
Rio Tinto PLC (Reg.)	26,100	1,060,081
Royal Dutch Shell PLC Class A sponsored ADR	80,000	3,654,400
Standard Chartered PLC (United Kingdom)	60,450	934,769
Tesco PLC	44,100	218,426
Vodafone Group PLC	372,400	684,204
Vodafone Group PLC sponsored ADR	204,312	3,749,125
Wolseley PLC	24,704	442,895
WPP PLC	159,800	1,092,932
TOTAL UNITED KINGDOM		22,011,946
TOTAL COMMON STOCKS (Cost $211,965,297)		139,019,690
Nonconvertible Preferred Stocks - 1.0%

Italy - 1.0%
Fiat SpA (Risparmio Shares)	55,700	336,305
Telecom Italia SpA (Risparmio Shares)	1,172,100	1,046,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,076,157)		1,383,143
Money Market Funds - 11.8%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	2,202,626	$ 2,202,626
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	14,736,200	14,736,200
TOTAL MONEY MARKET FUNDS (Cost $16,938,826)		16,938,826
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $230,980,280)		157,341,659
NET OTHER ASSETS - (9.6)%		(13,810,413)
NET ASSETS - 100%		$ 143,531,246
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,833
Fidelity Securities Lending Cash Central Fund	82,301
Total	$ 87,134
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 157,341,659	$ 59,883,878	$ 97,457,781	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $17,062,233 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,328,554) - See accompanying schedule: Unaffiliated issuers (cost $214,041,454)	$ 140,402,833
Fidelity Central Funds (cost $16,938,826)	16,938,826
Total Investments (cost $230,980,280)		$ 157,341,659
Cash		5,437
Foreign currency held at value (cost $78,969)		79,152
Receivable for investments sold		763,446
Receivable for fund shares sold		95,467
Dividends receivable		980,751
Distributions receivable from Fidelity Central Funds		62,865
Prepaid expenses		1,343
Other receivables		26,630
Total assets		159,356,750

Liabilities
Payable for investments purchased	$ 896,173
Payable for fund shares redeemed	48,078
Accrued management fee	68,181
Distribution fees payable	3,176
Other affiliated payables	40,409
Other payables and accrued expenses	33,287
Collateral on securities loaned, at value	14,736,200
Total liabilities		15,825,504

Net Assets		$ 143,531,246
Net Assets consist of:
Paid in capital		$ 294,329,269
Undistributed net investment income		1,145,152
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,297,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,645,422)
Net Assets		$ 143,531,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,899,540 ÷ 496,065 shares)	$ 5.85

Maximum offering price per share (100/94.25 of $5.85)	$ 6.21
Class T: Net Asset Value and redemption price per share ($1,760,606 ÷ 301,394 shares)	$ 5.84

Maximum offering price per share (100/96.50 of $5.84)	$ 6.05
Class B: Net Asset Value and offering price per share ($763,338 ÷ 130,196 shares) A	$ 5.86

Class C: Net Asset Value and offering price per share ($1,630,367 ÷ 278,340 shares) A	$ 5.86

International Value: Net Asset Value, offering price and redemption price per share ($135,806,980 ÷ 23,267,280 shares)	$ 5.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($670,415 ÷ 114,716 shares)	$ 5.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 2,815,548
Interest		265
Income from Fidelity Central Funds		87,134
		2,902,947
Less foreign taxes withheld		(366,253)
Total income		2,536,694

Expenses
Management fee Basic fee	$ 513,998
Performance adjustment	(101,746)
Transfer agent fees	212,870
Distribution fees	19,383
Accounting and security lending fees	37,381
Custodian fees and expenses	26,393
Independent trustees' compensation	570
Registration fees	41,992
Audit	31,426
Legal	457
Miscellaneous	1,618
Total expenses before reductions	784,342
Expense reductions	(5,748)	778,594
Net investment income (loss)		1,758,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(56,903,012)
Foreign currency transactions	(26,357)
Total net realized gain (loss)		(56,929,369)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,611,574
Assets and liabilities in foreign currencies	(24,867)
Total change in net unrealized appreciation (depreciation)		51,586,707
Net gain (loss)		(5,342,662)
Net increase (decrease) in net assets resulting from operations		$ (3,584,562)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,758,100	$ 7,306,482
Net realized gain (loss)	(56,929,369)	(21,258,353)
Change in net unrealized appreciation (depreciation)	51,586,707	(181,063,041)
Net increase (decrease) in net assets resulting from operations	(3,584,562)	(195,014,912)
Distributions to shareholders from net investment income	(3,076,516)	(5,562,901)
Distributions to shareholders from net realized gain	-	(18,717,865)
Total distributions	(3,076,516)	(24,280,766)
Share transactions - net increase (decrease)	(19,297,117)	(16,138,151)
Redemption fees	3,733	26,598
Total increase (decrease) in net assets	(25,954,462)	(235,407,231)

Net Assets
Beginning of period	169,485,708	404,892,939
End of period (including undistributed net investment income of $1,145,152 and undistributed net investment income of $5,906,440, respectively)	$ 143,531,246	$ 169,485,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.93	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.21	.18	.06 H
Net realized and unrealized gain (loss)	(.06)	(6.53)	2.29	.54
Total from investment operations	- K	(6.32)	2.47	.60
Distributions from net investment income	(.08)	(.15)	(.03)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.08)	(.77)	(.05)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.85	$ 5.93	$ 13.02	$ 10.60
Total Return B,C,D	.18%	(51.50)%	23.43%	6.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.32% A	1.42%	1.38%	1.75% A
Expenses net of fee waivers, if any	1.32% A	1.42%	1.38%	1.50% A
Expenses net of all reductions	1.31% A	1.41%	1.37%	1.46% A
Net investment income (loss)	2.24% A	2.05%	1.49%	1.29% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,900	$ 2,854	$ 6,052	$ 1,537
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.91	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.18	.15	.05 H
Net realized and unrealized gain (loss)	(.07)	(6.50)	2.29	.54
Total from investment operations	(.02)	(6.32)	2.44	.59
Distributions from net investment income	(.05)	(.14)	(.02)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.05)	(.76)	(.04)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.84	$ 5.91	$ 12.99	$ 10.59
Total Return B,C,D	(.17)%	(51.60)%	23.13%	5.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.57% A	1.67%	1.60%	2.01% A
Expenses net of fee waivers, if any	1.57% A	1.67%	1.60%	1.75% A
Expenses net of all reductions	1.56% A	1.66%	1.58%	1.71% A
Net investment income (loss)	1.99% A	1.80%	1.27%	1.04% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,761	$ 2,087	$ 5,081	$ 1,789
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.02 H
Net realized and unrealized gain (loss)	(.06)	(6.48)	2.29	.54
Total from investment operations	(.02)	(6.35)	2.38	.56
Distributions from net investment income	-	(.08)	-	-
Distributions from net realized gain	-	(.62)	(.01)	-
Total distributions	-	(.70)	(.01)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.88	$ 12.93	$ 10.56
Total Return B,C,D	(.34)%	(51.85)%	22.59%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.06% A	2.18%	2.10%	2.50% A
Expenses net of fee waivers, if any	2.06% A	2.18%	2.10%	2.25% A
Expenses net of all reductions	2.05% A	2.17%	2.08%	2.21% A
Net investment income (loss)	1.50% A	1.29%	.77%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 763	$ 931	$ 2,651	$ 1,304
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.02 H
Net realized and unrealized gain (loss)	(.06)	(6.47)	2.29	.54
Total from investment operations	(.02)	(6.34)	2.38	.56
Distributions from net investment income	-	(.08)	-	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	-	(.70)	(.02)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.88	$ 12.92	$ 10.56
Total Return B,C,D	(.34)%	(51.80)%	22.56%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.05% A	2.17%	2.07%	2.47% A
Expenses net of fee waivers, if any	2.05% A	2.17%	2.07%	2.25% A
Expenses net of all reductions	2.04% A	2.16%	2.05%	2.21% A
Net investment income (loss)	1.51% A	1.30%	.80%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,630	$ 1,784	$ 5,996	$ 2,183
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.24	.22	.07 G
Net realized and unrealized gain (loss)	(.07)	(6.54)	2.29	.54
Total from investment operations	- J	(6.30)	2.51	.61
Distributions from net investment income	(.11)	(.19)	(.04)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.11)	(.81)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 5.84	$ 5.95	$ 13.06	$ 10.61
Total Return B,C	.29%	(51.34)%	23.81%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.07% A	1.10%	1.03%	1.50% A
Expenses net of fee waivers, if any	1.07% A	1.10%	1.03%	1.25% A
Expenses net of all reductions	1.06% A	1.09%	1.02%	1.21% A
Net investment income (loss)	2.48% A	2.37%	1.84%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,807	$ 160,777	$ 381,148	$ 221,130
Portfolio turnover rate F	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.96	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.25	.22	.07 G
Net realized and unrealized gain (loss)	(.07)	(6.54)	2.30	.54
Total from investment operations	- J	(6.29)	2.52	.61
Distributions from net investment income	(.12)	(.20)	(.04)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.12)	(.82)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 5.84	$ 5.96	$ 13.07	$ 10.61
Total Return B,C	.14%	(51.27)%	23.91%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	.96% A	1.02%	.98%	1.38% A
Expenses net of fee waivers, if any	.96% A	1.02%	.98%	1.25% A
Expenses net of all reductions	.96% A	1.01%	.96%	1.21% A
Net investment income (loss)	2.59% A	2.45%	1.89%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 670	$ 1,052	$ 3,965	$ 3,064
Portfolio turnover rate F	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,554,557
Unrealized depreciation	(79,037,017)
Net unrealized appreciation (depreciation)	$ (74,482,460)
Cost for federal income tax purposes	$ 231,824,119

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $29,329,299 and $51,828,149, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,371	$ 182
Class T	.25%	.25%	4,266	20
Class B	.75%	.25%	3,837	2,992
Class C	.75%	.25%	7,909	1,569
			$ 19,383	$ 4,763

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,137
Class T	347
Class B*	805
Class C*	54
$ 2,343

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,945.29
Class T	2,546.30
Class B	1,101.29
Class C	2,194.28
International Value	202,407.30
Institutional Class	677.19
	$ 212,870

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $249 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $465 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $82,301.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,748 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 38,784	$ 71,381
Class T	19,023	53,705
Class B	-	15,783
Class C	-	37,642
International Value	3,001,128	5,325,187
Institutional Class	17,581	59,203
Total	$ 3,076,516	$ 5,562,901

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 297,020
Class T	-	246,645
Class B	-	128,753
Class C	-	295,420
International Value	-	17,561,793
Institutional Class	-	188,234
Total	$ -	$ 18,717,865

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	168,662	298,063	$ 907,903	$ 3,154,503
Reinvestment of distributions	6,730	30,184	35,265	357,686
Shares redeemed	(160,430)	(312,021)	(787,914)	(3,010,663)
Net increase (decrease)	14,962	16,226	$ 155,254	$ 501,526
Class T
Shares sold	45,205	169,412	$ 240,301	$ 1,740,848
Reinvestment of distributions	2,980	21,586	15,614	255,358
Shares redeemed	(100,076)	(228,991)	(577,055)	(2,152,407)
Net increase (decrease)	(51,891)	(37,993)	$ (321,140)	$ (156,201)
Class B
Shares sold	31,983	48,187	$ 169,869	$ 472,858
Reinvestment of distributions	-	10,866	-	128,544
Shares redeemed	(60,015)	(105,867)	(313,428)	(916,142)
Net increase (decrease)	(28,032)	(46,814)	$ (143,559)	$ (314,740)
Class C
Shares sold	67,677	114,256	$ 375,363	$ 1,072,554
Reinvestment of distributions	-	22,711	-	268,223
Shares redeemed	(92,999)	(297,329)	(517,004)	(2,692,615)
Net increase (decrease)	(25,322)	(160,362)	$ (141,641)	$ (1,351,838)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
International Value
Shares sold	1,911,677	13,343,931	$ 10,419,251	$ 131,489,328
Reinvestment of distributions	550,070	1,810,134	2,876,866	21,468,187
Shares redeemed	(6,196,190)	(17,329,561)	(31,804,761)	(166,721,411)
Net increase (decrease)	(3,734,443)	(2,175,496)	$ (18,508,644)	$ (13,763,896)
Institutional Class
Shares sold	6,604	50,248	$ 34,426	$ 566,166
Reinvestment of distributions	572	6,826	2,992	80,952
Shares redeemed	(69,021)	(183,848)	(374,805)	(1,700,120)
Net increase (decrease)	(61,845)	(126,774)	$ (337,387)	$ (1,053,002)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AFIV-USAN-0609
1.827499.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Value
Fund - Institutional Class

Semiannual Report

April 30, 2009

Institutional Class is a class of Fidelity® International Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Expenses Paid During Period* November 1, 2008 to April 30, 2009
Class A	1.32%
Actual		$ 1,000.00	$ 1,001.80	$ 6.55
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.57%
Actual		$ 1,000.00	$ 998.30	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.06%
Actual		$ 1,000.00	$ 996.60	$ 10.20
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.05%
Actual		$ 1,000.00	$ 996.60	$ 10.15
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
International Value	1.07%
Actual		$ 1,000.00	$ 1,002.90	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,001.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Japan 20.2%
United Kingdom 15.3%
Germany 13.0%
France 9.3%
Switzerland 7.5%
Italy 5.8%
Canada 3.8%
Australia 2.7%
Hong Kong 2.5%
Other 19.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2008
Japan 19.6%
United Kingdom 14.2%
Germany 13.5%
France 11.5%
Switzerland 7.5%
Italy 4.8%
Spain 3.6%
Norway 3.0%
Cayman Islands 2.6%
Other 19.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.8	99.2
Short-Term Investments and Net Other Assets	2.2	0.8
Top Ten Stocks as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Japan, Automobiles)	3.9	3.5
E.ON AG (Germany, Electric Utilities)	3.6	2.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	3.1	2.6
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	3.1	2.6
Munich Re Group (Reg.) (Germany, Insurance)	3.1	3.0
UniCredit SpA (Italy, Commercial Banks)	2.8	2.5
Daimler AG (Germany, Automobiles)	2.6	2.3
AXA SA sponsored ADR (France, Insurance)	2.6	2.6
Royal Dutch Shell PLC Class A sponsored ADR (United Kingdom, Oil, Gas & Consumable Fuels)	2.5	3.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5	3.4
	29.8
Market Sectors as of April 30, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.8	32.2
Consumer Discretionary	11.0	9.5
Energy	10.8	14.9
Industrials	10.3	9.2
Telecommunication Services	7.6	7.0
Utilities	6.8	8.2
Materials	6.6	5.9
Health Care	4.9	5.1
Information Technology	3.6	4.0
Consumer Staples	2.4	3.2

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 2.7%
AMP Ltd.	388,042	$ 1,464,334
Macquarie Airports unit	462,720	608,963
Macquarie Group Ltd. (d)	34,191	832,322
Macquarie Infrastructure Group unit	593,083	582,161
Wesfarmers Ltd.	20,099	330,861
TOTAL AUSTRALIA		3,818,641
Bermuda - 1.0%
Seadrill Ltd.	128,500	1,371,242
Brazil - 0.6%
Itau Unibanco Banco Multiplo SA ADR	34,030	467,232
Petroleo Brasileiro SA - Petrobras sponsored ADR	12,000	402,840
TOTAL BRAZIL		870,072
Canada - 3.8%
Cameco Corp.	22,800	523,545
Canadian Natural Resources Ltd.	17,800	820,598
First Quantum Minerals Ltd.	12,800	495,051
Petrobank Energy & Resources Ltd. (a)	52,200	1,122,087
Potash Corp. of Saskatchewan, Inc.	3,700	317,829
Power Corp. of Canada (sub. vtg.)	24,600	459,942
Suncor Energy, Inc.	27,400	689,564
Toronto-Dominion Bank	24,700	974,959
TOTAL CANADA		5,403,575
Cayman Islands - 0.8%
Chaoda Modern Agriculture (Holdings) Ltd.	1,537,952	869,638
Subsea 7, Inc. (a)(d)	41,000	306,442
TOTAL CAYMAN ISLANDS		1,176,080
China - 1.1%
China Merchants Bank Co. Ltd. (H Shares)	333,000	594,980
Industrial & Commercial Bank of China Ltd.	983,000	559,211
Nine Dragons Paper (Holdings) Ltd.	1,087,000	491,994
TOTAL CHINA		1,646,185
Denmark - 0.5%
Vestas Wind Systems AS (a)	11,900	772,406
Finland - 0.6%
Nokia Corp. sponsored ADR (d)	56,100	793,254
France - 9.3%
AXA SA sponsored ADR	216,500	3,719,470
Common Stocks - continued
	Shares	Value
France - continued
BNP Paribas SA	53,900	$ 2,836,751
Compagnie de St. Gobain (d)	17,612	631,667
GDF Suez (d)	20,989	748,840
Pernod Ricard SA	4,591	271,105
Pernod Ricard SA rights 4/29/09 (a)	4,591	19,595
Societe Generale Series A	22,800	1,164,966
Total SA:
Series B	5,400	270,122
sponsored ADR	42,200	2,098,184
Unibail-Rodamco	11,072	1,650,681
TOTAL FRANCE		13,411,381
Germany - 13.0%
Allianz AG sponsored ADR	351,300	3,182,778
BASF AG (d)	16,700	623,536
Daimler AG	105,000	3,748,500
Deutsche Bank AG	10,900	571,497
E.ON AG (d)	152,700	5,116,721
GEA Group AG	11,600	150,991
GFK AG	21,800	505,981
Metro AG	8,200	345,068
Munich Re Group (Reg.) (d)	32,100	4,389,307
TOTAL GERMANY		18,634,379
Greece - 0.7%
Public Power Corp. of Greece	51,600	994,415
Hong Kong - 2.5%
China Overseas Land & Investment Ltd.	486,038	846,540
CNOOC Ltd.	260,000	290,243
Swire Pacific Ltd. (A Shares)	320,300	2,503,748
TOTAL HONG KONG		3,640,531
India - 0.4%
Bharti Airtel Ltd. (a)	20,985	319,831
Satyam Computer Services Ltd. sponsored ADR	400	720
Suzlon Energy Ltd.	177,784	229,488
TOTAL INDIA		550,039
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	274,500	149,845
Ireland - 1.2%
CRH PLC sponsored ADR (d)	68,800	1,769,536
Common Stocks - continued
	Shares	Value
Italy - 4.8%
ENI SpA sponsored ADR	42,400	$ 1,810,056
Finmeccanica SpA	73,400	1,033,724
UniCredit SpA	1,675,300	4,078,230
TOTAL ITALY		6,922,010
Japan - 20.2%
Denso Corp.	39,800	941,065
East Japan Railway Co.	24,300	1,369,636
Eisai Co. Ltd.	11,000	295,266
Japan Retail Fund Investment Corp.	83	290,331
JSR Corp.	31,400	382,687
Konica Minolta Holdings, Inc.	100,000	826,264
Miraca Holdings, Inc.	65,600	1,339,239
Mitsubishi Estate Co. Ltd.	25,000	326,862
Mitsubishi UFJ Financial Group, Inc.	403,700	2,202,689
Mitsui & Co. Ltd.	415,000	4,402,839
NGK Insulators Ltd.	23,000	352,823
Nippon Electric Glass Co. Ltd.	31,000	252,325
Obic Co. Ltd.	3,880	526,850
ORIX Corp.	9,460	443,158
Osaka Gas Co. Ltd.	904,000	2,865,435
Promise Co. Ltd. (d)	37,450	494,981
Seven & i Holdings Co., Ltd.	15,500	350,337
Sumitomo Corp.	97,000	844,554
Sumitomo Metal Industries Ltd.	330,000	773,232
Sumitomo Mitsui Financial Group, Inc.	13,700	475,253
Tokuyama Corp.	136,000	811,197
Toyota Motor Corp.	142,800	5,653,283
USS Co. Ltd.	11,900	539,398
Xebio Co. Ltd.	51,600	793,034
Yamada Denki Co. Ltd.	30,170	1,390,028
TOTAL JAPAN		28,942,766
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan unit	140,800	520,960
Korea (South) - 0.0%
Shinhan Financial Group Co. Ltd.	5	124
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	17,800	416,843
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	26,700	877,095
Common Stocks - continued
	Shares	Value
Netherlands - 1.5%
Gemalto NV (a)	25,400	$ 799,566
Heineken NV (Bearer)	10,900	323,820
Koninklijke KPN NV (d)	82,400	990,376
TOTAL NETHERLANDS		2,113,762
Norway - 2.1%
DnB Nor ASA	221,900	1,380,951
Orkla ASA (A Shares)	175,950	1,259,452
Petroleum Geo-Services ASA (a)	67,850	328,190
TOTAL NORWAY		2,968,593
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	13,600	623,832
Singapore - 1.2%
DBS Group Holdings Ltd.	272,000	1,745,356
South Africa - 1.4%
Impala Platinum Holdings Ltd.	75,100	1,435,362
MTN Group Ltd.	39,300	510,390
TOTAL SOUTH AFRICA		1,945,752
Spain - 2.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	38,816	419,989
Banco Santander SA	45,600	433,245
Telefonica SA sponsored ADR	39,200	2,206,568
TOTAL SPAIN		3,059,802
Sweden - 0.3%
Telefonaktiebolaget LM Ericsson (B Shares)	53,600	455,197
Switzerland - 7.5%
EFG International	77,540	937,844
Nestle SA (Reg.)	16,379	533,762
Roche Holding AG (participation certificate)	28,353	3,574,491
Sonova Holding AG	18,842	1,218,883
Transocean Ltd. (a)	24,339	1,642,396
Zurich Financial Services AG (Reg.)	15,415	2,863,825
TOTAL SWITZERLAND		10,771,201
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	174,000	502,170
Thailand - 0.1%
Siam Commercial Bank PCL (For. Reg.)	82,400	140,700
Common Stocks - continued
	Shares	Value
United Kingdom - 15.3%
Aegis Group PLC	342,500	$ 458,347
Anglo American PLC (United Kingdom)	30,595	658,105
AstraZeneca PLC (United Kingdom)	21,000	735,048
BAE Systems PLC	151,600	797,156
BHP Billiton PLC	23,200	481,336
easyJet PLC (a)	169,400	787,215
HSBC Holdings PLC (United Kingdom) (Reg.)	122,123	868,147
Imperial Tobacco Group PLC	6,300	143,688
Informa PLC	131,000	572,349
Man Group PLC	534,800	1,976,020
Misys PLC	439,600	896,895
Prudential PLC	313,428	1,800,808
Rio Tinto PLC (Reg.)	26,100	1,060,081
Royal Dutch Shell PLC Class A sponsored ADR	80,000	3,654,400
Standard Chartered PLC (United Kingdom)	60,450	934,769
Tesco PLC	44,100	218,426
Vodafone Group PLC	372,400	684,204
Vodafone Group PLC sponsored ADR	204,312	3,749,125
Wolseley PLC	24,704	442,895
WPP PLC	159,800	1,092,932
TOTAL UNITED KINGDOM		22,011,946
TOTAL COMMON STOCKS (Cost $211,965,297)		139,019,690
Nonconvertible Preferred Stocks - 1.0%

Italy - 1.0%
Fiat SpA (Risparmio Shares)	55,700	336,305
Telecom Italia SpA (Risparmio Shares)	1,172,100	1,046,838
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,076,157)		1,383,143
Money Market Funds - 11.8%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b)	2,202,626	$ 2,202,626
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	14,736,200	14,736,200
TOTAL MONEY MARKET FUNDS (Cost $16,938,826)		16,938,826
TOTAL INVESTMENT PORTFOLIO - 109.6% (Cost $230,980,280)		157,341,659
NET OTHER ASSETS - (9.6)%		(13,810,413)
NET ASSETS - 100%		$ 143,531,246
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,833
Fidelity Securities Lending Cash Central Fund	82,301
Total	$ 87,134
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 157,341,659	$ 59,883,878	$ 97,457,781	$ -
Income Tax Information
At October 31, 2008, the fund had a capital loss carryforward of approximately $17,062,233 all of which will expire on October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,328,554) - See accompanying schedule: Unaffiliated issuers (cost $214,041,454)	$ 140,402,833
Fidelity Central Funds (cost $16,938,826)	16,938,826
Total Investments (cost $230,980,280)		$ 157,341,659
Cash		5,437
Foreign currency held at value (cost $78,969)		79,152
Receivable for investments sold		763,446
Receivable for fund shares sold		95,467
Dividends receivable		980,751
Distributions receivable from Fidelity Central Funds		62,865
Prepaid expenses		1,343
Other receivables		26,630
Total assets		159,356,750

Liabilities
Payable for investments purchased	$ 896,173
Payable for fund shares redeemed	48,078
Accrued management fee	68,181
Distribution fees payable	3,176
Other affiliated payables	40,409
Other payables and accrued expenses	33,287
Collateral on securities loaned, at value	14,736,200
Total liabilities		15,825,504

Net Assets		$ 143,531,246
Net Assets consist of:
Paid in capital		$ 294,329,269
Undistributed net investment income		1,145,152
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,297,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(73,645,422)
Net Assets		$ 143,531,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2009 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,899,540 ÷ 496,065 shares)	$ 5.85

Maximum offering price per share (100/94.25 of $5.85)	$ 6.21
Class T: Net Asset Value and redemption price per share ($1,760,606 ÷ 301,394 shares)	$ 5.84

Maximum offering price per share (100/96.50 of $5.84)	$ 6.05
Class B: Net Asset Value and offering price per share ($763,338 ÷ 130,196 shares) A	$ 5.86

Class C: Net Asset Value and offering price per share ($1,630,367 ÷ 278,340 shares) A	$ 5.86

International Value: Net Asset Value, offering price and redemption price per share ($135,806,980 ÷ 23,267,280 shares)	$ 5.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($670,415 ÷ 114,716 shares)	$ 5.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 2,815,548
Interest		265
Income from Fidelity Central Funds		87,134
		2,902,947
Less foreign taxes withheld		(366,253)
Total income		2,536,694

Expenses
Management fee Basic fee	$ 513,998
Performance adjustment	(101,746)
Transfer agent fees	212,870
Distribution fees	19,383
Accounting and security lending fees	37,381
Custodian fees and expenses	26,393
Independent trustees' compensation	570
Registration fees	41,992
Audit	31,426
Legal	457
Miscellaneous	1,618
Total expenses before reductions	784,342
Expense reductions	(5,748)	778,594
Net investment income (loss)		1,758,100
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(56,903,012)
Foreign currency transactions	(26,357)
Total net realized gain (loss)		(56,929,369)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,611,574
Assets and liabilities in foreign currencies	(24,867)
Total change in net unrealized appreciation (depreciation)		51,586,707
Net gain (loss)		(5,342,662)
Net increase (decrease) in net assets resulting from operations		$ (3,584,562)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2009 (Unaudited)	Year ended October 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,758,100	$ 7,306,482
Net realized gain (loss)	(56,929,369)	(21,258,353)
Change in net unrealized appreciation (depreciation)	51,586,707	(181,063,041)
Net increase (decrease) in net assets resulting from operations	(3,584,562)	(195,014,912)
Distributions to shareholders from net investment income	(3,076,516)	(5,562,901)
Distributions to shareholders from net realized gain	-	(18,717,865)
Total distributions	(3,076,516)	(24,280,766)
Share transactions - net increase (decrease)	(19,297,117)	(16,138,151)
Redemption fees	3,733	26,598
Total increase (decrease) in net assets	(25,954,462)	(235,407,231)

Net Assets
Beginning of period	169,485,708	404,892,939
End of period (including undistributed net investment income of $1,145,152 and undistributed net investment income of $5,906,440, respectively)	$ 143,531,246	$ 169,485,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.93	$ 13.02	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.21	.18	.06 H
Net realized and unrealized gain (loss)	(.06)	(6.53)	2.29	.54
Total from investment operations	- K	(6.32)	2.47	.60
Distributions from net investment income	(.08)	(.15)	(.03)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.08)	(.77)	(.05)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.85	$ 5.93	$ 13.02	$ 10.60
Total Return B,C,D	.18%	(51.50)%	23.43%	6.00%
Ratios to Average Net Assets F,J
Expenses before reductions	1.32% A	1.42%	1.38%	1.75% A
Expenses net of fee waivers, if any	1.32% A	1.42%	1.38%	1.50% A
Expenses net of all reductions	1.31% A	1.41%	1.37%	1.46% A
Net investment income (loss)	2.24% A	2.05%	1.49%	1.29% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,900	$ 2,854	$ 6,052	$ 1,537
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.91	$ 12.99	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.18	.15	.05 H
Net realized and unrealized gain (loss)	(.07)	(6.50)	2.29	.54
Total from investment operations	(.02)	(6.32)	2.44	.59
Distributions from net investment income	(.05)	(.14)	(.02)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.05)	(.76)	(.04)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.84	$ 5.91	$ 12.99	$ 10.59
Total Return B,C,D	(.17)%	(51.60)%	23.13%	5.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.57% A	1.67%	1.60%	2.01% A
Expenses net of fee waivers, if any	1.57% A	1.67%	1.60%	1.75% A
Expenses net of all reductions	1.56% A	1.66%	1.58%	1.71% A
Net investment income (loss)	1.99% A	1.80%	1.27%	1.04% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,761	$ 2,087	$ 5,081	$ 1,789
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 12.93	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.02 H
Net realized and unrealized gain (loss)	(.06)	(6.48)	2.29	.54
Total from investment operations	(.02)	(6.35)	2.38	.56
Distributions from net investment income	-	(.08)	-	-
Distributions from net realized gain	-	(.62)	(.01)	-
Total distributions	-	(.70)	(.01)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.88	$ 12.93	$ 10.56
Total Return B,C,D	(.34)%	(51.85)%	22.59%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.06% A	2.18%	2.10%	2.50% A
Expenses net of fee waivers, if any	2.06% A	2.18%	2.10%	2.25% A
Expenses net of all reductions	2.05% A	2.17%	2.08%	2.21% A
Net investment income (loss)	1.50% A	1.29%	.77%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 763	$ 931	$ 2,651	$ 1,304
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 5.88	$ 12.92	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.09	.02 H
Net realized and unrealized gain (loss)	(.06)	(6.47)	2.29	.54
Total from investment operations	(.02)	(6.34)	2.38	.56
Distributions from net investment income	-	(.08)	-	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	-	(.70)	(.02)	-
Redemption fees added to paid in capital E,K	-	-	-	-
Net asset value, end of period	$ 5.86	$ 5.88	$ 12.92	$ 10.56
Total Return B,C,D	(.34)%	(51.80)%	22.56%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	2.05% A	2.17%	2.07%	2.47% A
Expenses net of fee waivers, if any	2.05% A	2.17%	2.07%	2.25% A
Expenses net of all reductions	2.04% A	2.16%	2.05%	2.21% A
Net investment income (loss)	1.51% A	1.30%	.80%	.54% A,H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,630	$ 1,784	$ 5,996	$ 2,183
Portfolio turnover rate G	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.95	$ 13.06	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.24	.22	.07 G
Net realized and unrealized gain (loss)	(.07)	(6.54)	2.29	.54
Total from investment operations	- J	(6.30)	2.51	.61
Distributions from net investment income	(.11)	(.19)	(.04)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.11)	(.81)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 5.84	$ 5.95	$ 13.06	$ 10.61
Total Return B,C	.29%	(51.34)%	23.81%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	1.07% A	1.10%	1.03%	1.50% A
Expenses net of fee waivers, if any	1.07% A	1.10%	1.03%	1.25% A
Expenses net of all reductions	1.06% A	1.09%	1.02%	1.21% A
Net investment income (loss)	2.48% A	2.37%	1.84%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,807	$ 160,777	$ 381,148	$ 221,130
Portfolio turnover rate F	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended April 30, 2009

Years ended October 31,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 5.96	$ 13.07	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.25	.22	.07 G
Net realized and unrealized gain (loss)	(.07)	(6.54)	2.30	.54
Total from investment operations	- J	(6.29)	2.52	.61
Distributions from net investment income	(.12)	(.20)	(.04)	-
Distributions from net realized gain	-	(.62)	(.02)	-
Total distributions	(.12)	(.82)	(.06)	-
Redemption fees added to paid in capital D,J	-	-	-	-
Net asset value, end of period	$ 5.84	$ 5.96	$ 13.07	$ 10.61
Total Return B,C	.14%	(51.27)%	23.91%	6.10%
Ratios to Average Net Assets E,I
Expenses before reductions	.96% A	1.02%	.98%	1.38% A
Expenses net of fee waivers, if any	.96% A	1.02%	.98%	1.25% A
Expenses net of all reductions	.96% A	1.01%	.96%	1.21% A
Net investment income (loss)	2.59% A	2.45%	1.89%	1.54% A,G
Supplemental Data
Net assets, end of period (000 omitted)	$ 670	$ 1,052	$ 3,965	$ 3,064
Portfolio turnover rate F	41% A	68%	59%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,554,557
Unrealized depreciation	(79,037,017)
Net unrealized appreciation (depreciation)	$ (74,482,460)
Cost for federal income tax purposes	$ 231,824,119

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $29,329,299 and $51,828,149, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 3,371	$ 182
Class T	.25%	.25%	4,266	20
Class B	.75%	.25%	3,837	2,992
Class C	.75%	.25%	7,909	1,569
			$ 19,383	$ 4,763

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,137
Class T	347
Class B*	805
Class C*	54
$ 2,343

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,945.29
Class T	2,546.30
Class B	1,101.29
Class C	2,194.28
International Value	202,407.30
Institutional Class	677.19
	$ 212,870

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $249 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $465 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $82,301.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,748 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2009	Year ended October 31, 2008
From net investment income
Class A	$ 38,784	$ 71,381
Class T	19,023	53,705
Class B	-	15,783
Class C	-	37,642
International Value	3,001,128	5,325,187
Institutional Class	17,581	59,203
Total	$ 3,076,516	$ 5,562,901

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended April 30, 2009	Year ended October 31, 2008
From net realized gain
Class A	$ -	$ 297,020
Class T	-	246,645
Class B	-	128,753
Class C	-	295,420
International Value	-	17,561,793
Institutional Class	-	188,234
Total	$ -	$ 18,717,865

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
Class A
Shares sold	168,662	298,063	$ 907,903	$ 3,154,503
Reinvestment of distributions	6,730	30,184	35,265	357,686
Shares redeemed	(160,430)	(312,021)	(787,914)	(3,010,663)
Net increase (decrease)	14,962	16,226	$ 155,254	$ 501,526
Class T
Shares sold	45,205	169,412	$ 240,301	$ 1,740,848
Reinvestment of distributions	2,980	21,586	15,614	255,358
Shares redeemed	(100,076)	(228,991)	(577,055)	(2,152,407)
Net increase (decrease)	(51,891)	(37,993)	$ (321,140)	$ (156,201)
Class B
Shares sold	31,983	48,187	$ 169,869	$ 472,858
Reinvestment of distributions	-	10,866	-	128,544
Shares redeemed	(60,015)	(105,867)	(313,428)	(916,142)
Net increase (decrease)	(28,032)	(46,814)	$ (143,559)	$ (314,740)
Class C
Shares sold	67,677	114,256	$ 375,363	$ 1,072,554
Reinvestment of distributions	-	22,711	-	268,223
Shares redeemed	(92,999)	(297,329)	(517,004)	(2,692,615)
Net increase (decrease)	(25,322)	(160,362)	$ (141,641)	$ (1,351,838)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2009	Year ended October 31, 2008	Six months ended April 30, 2009	Year ended October 31, 2008
International Value
Shares sold	1,911,677	13,343,931	$ 10,419,251	$ 131,489,328
Reinvestment of distributions	550,070	1,810,134	2,876,866	21,468,187
Shares redeemed	(6,196,190)	(17,329,561)	(31,804,761)	(166,721,411)
Net increase (decrease)	(3,734,443)	(2,175,496)	$ (18,508,644)	$ (13,763,896)
Institutional Class
Shares sold	6,604	50,248	$ 34,426	$ 566,166
Reinvestment of distributions	572	6,826	2,992	80,952
Shares redeemed	(69,021)	(183,848)	(374,805)	(1,700,120)
Net increase (decrease)	(61,845)	(126,774)	$ (337,387)	$ (1,053,002)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

AFIVI-USAN-0609
1.827491.102

Fidelity®
Series Emerging Markets
Fund

Semiannual Report

April 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 9, 2008 to April 30, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2008 to April 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value April 30, 2009	Expenses Paid During Period
Actual	1.25%	$ 1,000.00	$ 1,171.90	$ 5.32 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,018.60	$ 6.26 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 143/365 (to reflect the period December 9, 2008 to April 30, 2009).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2009
Brazil 14.3%
China 12.3%
Korea (South) 8.6%
South Africa 8.2%
India 8.0%
Hong Kong 6.1%
Taiwan 6.0%
Russia 5.6%
Mexico 4.2%
Other 26.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
% of fund's net assets
Stocks	97.7
Short-Term Investments and Net Other Assets	2.3
Top Ten Stocks as of April 30, 2009
% of fund's net assets
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.8
China Mobile (Hong Kong) Ltd. sponsored ADR (Hong Kong, Wireless Telecommunication Services)	2.7
Industrial & Commercial Bank of China Ltd. (China, Commercial Banks)	2.5
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.2
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	2.2
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.2
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	2.1
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.1
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	2.1
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	2.0
22.9
Market Sectors as of April 30, 2009
% of fund's net assets
Financials	21.6
Energy	15.6
Materials	13.6
Information Technology	11.3
Telecommunication Services	10.7
Industrials	7.7
Consumer Discretionary	5.5
Consumer Staples	5.2
Utilities	3.6
Health Care	2.9

Semiannual Report

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 0.4%
Sino Gold Mining Ltd. (a)	400,417	$ 1,586,730
Austria - 0.3%
Erste Bank AG	66,800	1,393,453
Bermuda - 1.4%
Aquarius Platinum Ltd. (a)	49,113	182,121
Aquarius Platinum Ltd. (Australia)	535,178	1,984,552
Credicorp Ltd. (NY Shares)	30,800	1,540,616
Orient Overseas International Ltd.	443,000	1,268,943
Ports Design Ltd.	830,500	1,261,167
TOTAL BERMUDA		6,237,399
Brazil - 14.3%
B2W Companhia Global Do Varejo	48,800	775,418
Banco ABC Brasil SA	194,000	620,956
Banco Bradesco SA (PN) sponsored ADR	619,300	7,605,004
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	97,600	1,468,880
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	191,700	3,550,284
Companhia Vale do Rio Doce (PN-A) sponsored ADR	901,000	12,370,733
GVT Holding SA (a)	172,400	2,279,800
Iguatemi Empresa de Shopping Centers SA	139,300	1,052,258
Localiza Rent a Car SA	171,100	887,205
Log-in Logistica Intermodal SA	531,600	1,786,625
Natura Cosmeticos SA	163,800	1,947,370
Net Servicos de Comunicacao SA sponsored ADR	300,000	2,442,000
OGX Petroleo e Gas Participacoes SA	6,500	2,731,400
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	364,100	9,823,418
sponsored ADR	275,700	9,255,249
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	118,100	1,836,455
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	269,600	2,356,304
TOTAL BRAZIL		62,789,359
Canada - 0.7%
Addax Petroleum, Inc.	59,200	1,629,271
Sino-Forest Corp. (a)	150,100	1,313,257
TOTAL CANADA		2,942,528
Cayman Islands - 2.9%
Chaoda Modern Agriculture (Holdings) Ltd.	2,980,000	1,685,046
China Infrastructure Machinery Holdings Ltd.	2,400,000	1,808,244
CNinsure, Inc. ADR (a)	52,500	400,050
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Foxconn International Holdings Ltd. (a)	3,353,000	$ 2,066,347
Integra Group Holdings unit (a)	519,200	872,048
Stella International Holdings Ltd.	1,334,500	1,768,252
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	36,800	549,424
Xinao Gas Holdings Ltd.	1,268,000	1,733,296
Yingli Green Energy Holding Co. Ltd. ADR (a)	246,000	1,717,080
TOTAL CAYMAN ISLANDS		12,599,787
China - 12.3%
Baidu.com, Inc. sponsored ADR (a)	8,300	1,933,070
China BlueChemical Ltd. (H shares)	1,427,000	756,963
China Communications Construction Co. Ltd. (H Shares)	2,263,000	2,684,098
China Construction Bank Corp. (H Shares)	15,058,000	8,693,260
China Gas Holdings Ltd.	10,996,000	2,016,554
China Merchants Bank Co. Ltd. (H Shares)	1,488,500	2,659,542
China National Materials Co. Ltd. (a)	1,700,000	1,292,271
China Shenhua Energy Co. Ltd. (H Shares)	1,258,500	3,479,523
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	3,497,000	1,568,856
China Yurun Food Group Ltd.	1,841,000	2,180,406
Global Bio-Chem Technology Group Co. Ltd.	2,630,000	357,041
Golden Eagle Retail Group Ltd. (H Shares)	1,151,000	929,104
Industrial & Commercial Bank of China Ltd.	19,683,000	11,197,307
Li Ning Co. Ltd.	740,500	1,515,405
Parkson Retail Group Ltd.	912,500	1,145,977
PICC Property & Casualty Co. Ltd. (H Shares) (a)	1,760,000	993,436
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	928,500	5,735,808
Tencent Holdings Ltd.	298,400	2,637,443
ZTE Corp. (H Shares)	698,860	2,356,128
TOTAL CHINA		54,132,192
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	91,500	3,777,347
Egypt - 1.0%
Eastern Tobacco Co.	50,849	1,398,934
Orascom Construction Industries SAE	50,900	1,455,267
Telecom Egypt SAE	494,400	1,391,761
TOTAL EGYPT		4,245,962
Georgia - 0.5%
Bank of Georgia unit (a)	539,900	2,159,600
Hong Kong - 6.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	277,600	11,981,216
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Overseas Land & Investment Ltd.	1,772,000	$ 3,086,319
China Resources Power Holdings Co. Ltd.	660,000	1,478,970
CNOOC Ltd. sponsored ADR	47,100	5,244,585
CNPC (Hong Kong) Ltd.	2,930,000	1,453,766
Hong Kong Exchange & Clearing Ltd.	79,800	919,167
Shanghai Industrial Holdings Ltd. (H Shares)	786,000	2,678,029
TOTAL HONG KONG		26,842,052
Hungary - 0.3%
OTP Bank Ltd. (a)	107,900	1,410,910
India - 8.0%
Bank of Baroda	151,874	1,004,059
Bharat Heavy Electricals Ltd.	84,461	2,830,840
Bharti Airtel Ltd. (a)	121,427	1,850,664
Educomp Solutions Ltd.	18,984	953,951
Godrej Consumer Products Ltd.	607,136	1,713,157
Grasim Industries Ltd.	40,474	1,473,484
Housing Development Finance Corp. Ltd.	168,922	5,908,089
Infosys Technologies Ltd. sponsored ADR	149,600	4,609,176
IVRCL Infrastructures & Projects Ltd.	607,136	1,959,596
Jain Irrigation Systems Ltd.	202,380	2,048,753
Pantaloon Retail India Ltd.	300,206	1,152,997
Piramal Healthcare Ltd.	485,709	2,272,698
Power Finance Corp. Ltd.	375,257	1,169,380
Reliance Industries Ltd.	84,461	3,095,646
Rolta India Ltd.	34,300	55,418
Tata Power Co. Ltd.	126,690	2,300,544
Union Bank of India	249,458	829,855
TOTAL INDIA		35,228,307
Indonesia - 3.1%
PT Bank Central Asia Tbk	11,235,000	3,542,343
PT Bank Rakyat Indonesia Tbk	8,311,500	4,537,118
PT Perusahaan Gas Negara Tbk Series B	11,747,500	2,874,693
PT Telkomunikasi Indonesia Tbk Series B	3,620,500	2,674,921
TOTAL INDONESIA		13,629,075
Ireland - 0.5%
Dragon Oil PLC (a)	555,500	2,110,460
Israel - 3.6%
Cellcom Israel Ltd.	53,500	1,165,765
Israel Chemicals Ltd.	364,100	3,061,869
Common Stocks - continued
	Shares	Value
Israel - continued
Mizrahi Tefahot Bank Ltd.	145,200	$ 811,124
Nice Systems Ltd. sponsored ADR (a)	37,100	950,131
Teva Pharmaceutical Industries Ltd. sponsored ADR	222,900	9,783,081
TOTAL ISRAEL		15,771,970
Italy - 0.4%
UniCredit SpA	692,500	1,685,772
Kazakhstan - 0.6%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	139,000	2,468,640
Korea (South) - 8.6%
GS Engineering & Construction Corp.	39,214	2,068,095
Hana Financial Group, Inc.	175,190	3,029,500
Hyundai Industrial Development & Construction Co.	89,630	2,805,322
Hyunjin Materials Co. Ltd.	69,129	2,090,639
KT&G Corp.	46,117	2,547,623
MegaStudy Co. Ltd.	9,321	1,582,674
NHN Corp. (a)	23,563	2,867,017
POSCO sponsored ADR	74,800	5,757,356
Samsung Electronics Co. Ltd.	21,084	9,766,615
Shinhan Financial Group Co. Ltd.	47,422	1,177,810
Shinhan Financial Group Co. Ltd. sponsored ADR	81,300	4,012,155
TOTAL KOREA (SOUTH)		37,704,806
Luxembourg - 0.4%
ArcelorMittal SA (NY Shares) Class A	34,600	815,868
Evraz Group SA GDR	64,646	850,095
TOTAL LUXEMBOURG		1,665,963
Malaysia - 0.3%
DiGi.com Bhd	239,600	1,500,865
Mexico - 4.2%
America Movil SAB de CV Series L sponsored ADR	279,800	9,191,430
Fomento Economico Mexicano SAB de CV sponsored ADR	106,300	3,009,353
Grupo Televisa SA de CV (CPO) sponsored ADR	174,300	2,698,164
Telmex Internacional SAB de CV Series L ADR	148,800	1,544,544
Wal-Mart de Mexico SA de CV Series V	765,400	2,087,379
TOTAL MEXICO		18,530,870
Papua New Guinea - 0.3%
Oil Search Ltd.	411,427	1,534,632
Peru - 0.4%
Compania de Minas Buenaventura SA sponsored ADR	88,500	1,872,660
Common Stocks - continued
	Shares	Value
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	35,300	$ 1,619,211
Russia - 5.6%
Lukoil Oil Co. sponsored ADR	135,500	5,978,260
OAO Gazprom sponsored ADR	402,800	7,129,560
OJSC MMC Norilsk Nickel sponsored ADR	334,500	2,759,625
OJSC Oil Company Rosneft GDR (Reg. S)	682,300	3,519,920
Sberbank (Savings Bank of the Russian Federation) GDR	23,200	3,259,351
Uralkali JSC GDR (Reg. S)	164,400	1,939,249
TOTAL RUSSIA		24,585,965
Singapore - 0.1%
Singapore Exchange Ltd.	90,000	381,155
South Africa - 8.2%
Absa Group Ltd.	150,485	1,736,018
African Bank Investments Ltd.	190,600	604,113
African Rainbow Minerals Ltd.	137,400	1,856,885
AngloGold Ashanti Ltd. sponsored ADR	89,600	2,759,680
Aspen Pharmacare Holdings Ltd.	204,600	1,038,526
Exxaro Resources Ltd.	333,400	2,444,989
FirstRand Ltd.	1,937,500	2,960,381
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	199,700	1,861,204
Imperial Holdings Ltd.	152,146	975,058
Lewis Group Ltd.	139,200	687,508
Mr. Price Group Ltd.	595,700	1,823,939
MTN Group Ltd.	705,800	9,166,241
Mvelaphanda Resources Ltd. (a)	308,014	1,119,167
Naspers Ltd. Class N	93,000	1,895,773
New Clicks Holdings Ltd.	396,200	764,221
Sasol Ltd. sponsored ADR	96,800	2,914,648
Shoprite Holdings Ltd.	285,500	1,710,936
TOTAL SOUTH AFRICA		36,319,287
Taiwan - 6.0%
Acer, Inc.	1,401,000	2,676,756
Asia Cement Corp.	2,350,000	2,418,833
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,982,000	5,720,119
HTC Corp.	296,000	4,006,935
Innolux Display Corp.	1,466,000	1,616,126
Powertech Technology, Inc.	574,000	1,195,411
Taiwan Mobile Co. Ltd.	976,000	1,540,652
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	3,884,000	$ 6,570,383
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	85,500	903,735
TOTAL TAIWAN		26,648,950
Thailand - 1.4%
PTT Exploration & Production PCL (For. Reg.)	897,200	2,631,719
Siam Commercial Bank PCL (For. Reg.)	2,189,300	3,738,283
TOTAL THAILAND		6,370,002
Turkey - 2.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	258,000	1,837,963
Asya Katilim Bankasi AS	1,788,000	1,709,508
Coca-Cola Icecek AS	414,000	1,953,257
Enka Insaat ve Sanayi AS	433,000	1,853,492
Tupras-Turkiye Petrol Rafinerileri AS	156,000	1,559,756
Turkiye Garanti Bankasi AS (a)	1,211,000	2,542,703
TOTAL TURKEY		11,456,679
United Kingdom - 1.2%
Cairn Energy PLC (a)	29,600	927,699
Randgold Resources Ltd. sponsored ADR	28,900	1,398,760
Standard Chartered PLC (Hong Kong)	95,700	1,440,613
Xstrata PLC	165,500	1,458,527
TOTAL UNITED KINGDOM		5,225,599
United States of America - 0.8%
CTC Media, Inc. (a)	154,200	1,208,928
Freeport-McMoRan Copper & Gold, Inc. Class B	50,100	2,136,765
TOTAL UNITED STATES OF AMERICA		3,345,693
TOTAL COMMON STOCKS (Cost $357,507,645)		429,773,880
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b) (Cost $15,059,390)	15,059,390	$ 15,059,390
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $372,567,035)		444,833,270
NET OTHER ASSETS - (1.1)%		(4,639,171)
NET ASSETS - 100%		$ 440,194,099
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,203
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 444,833,270	$ 266,493,599	$ 178,339,671	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2009 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $357,507,645)	$ 429,773,880
Fidelity Central Funds (cost $15,059,390)	15,059,390
Total Investments (cost $372,567,035)		$ 444,833,270
Cash		249,446
Foreign currency held at value (cost $2,773,190)		2,781,541
Receivable for investments sold		4,753,042
Receivable for fund shares sold		3,404,445
Dividends receivable		913,334
Distributions receivable from Fidelity Central Funds		10,888
Receivable from investment adviser for expense reductions		7,076
Other receivables		83,813
Total assets		457,036,855

Liabilities
Payable for investments purchased	$ 15,520,336
Payable for fund shares redeemed	2,494
Accrued management fee	263,765
Other affiliated payables	91,559
Other payables and accrued expenses	964,602
Total liabilities		16,842,756

Net Assets		$ 440,194,099
Net Assets consist of:
Paid in capital		$ 367,122,925
Undistributed net investment income		1,131,760
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		661,496
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		71,277,918
Net Assets, for 37,703,686 shares outstanding		$ 440,194,099
Net Asset Value, offering price and redemption price per share ($440,194,099 ÷ 37,703,686 shares)		$ 11.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period December 9, 2008 (Commencement of operations) to April 30, 2009 (Unaudited)
Investment Income
Dividends		$ 2,008,897
Interest		805
Income from Fidelity Central Funds		26,203
		2,035,905
Less foreign taxes withheld		(93,453)
Total income		1,942,452

Expenses
Management fee	$ 517,573
Transfer agent fees	181,565
Accounting fees and expenses	32,807
Custodian fees and expenses	63,210
Independent trustees' compensation	236
Audit	17,167
Miscellaneous	400
Total expenses before reductions	812,958
Expense reductions	(89,766)	723,192
Net investment income (loss)		1,219,260
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	932,420
Foreign currency transactions	(270,924)
Total net realized gain (loss)		661,496
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $939,197)	71,327,038
Assets and liabilities in foreign currencies	(49,120)
Total change in net unrealized appreciation (depreciation)		71,277,918
Net gain (loss)		71,939,414
Net increase (decrease) in net assets resulting from operations		$ 73,158,674

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 9, 2008 (Commencement of operations) to April 30, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,219,260
Net realized gain (loss)	661,496
Change in net unrealized appreciation (depreciation)	71,277,918
Net increase (decrease) in net assets resulting from operations	73,158,674
Distributions to shareholders from net investment income	(87,500)
Share transactions Proceeds from sales of shares	367,170,313
Reinvestment of distributions	87,500
Cost of shares redeemed	(134,888)
Net increase (decrease) in net assets resulting from share transactions	367,122,925
Total increase (decrease) in net assets	440,194,099

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,131,760)	$ 440,194,099
Other Information Shares
Sold	37,708,747
Issued in reinvestment of distributions	8,373
Redeemed	(13,434)
Net increase (decrease)	37,703,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

April 30, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	1.64
Total from investment operations	1.72
Distributions from net investment income	(.04)
Net asset value, end of period	$ 11.68
Total Return B, C	17.19%
Ratios to Average Net Assets E, H
Expenses before reductions	1.26% A
Expenses net of fee waivers, if any	1.25% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440,194
Portfolio turnover rate F	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
G For the period December 9, 2008 (commencement of operations) to April 30, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2009 (Unaudited)

1. Organization.

Fidelity Series Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. On January 15, 2009, the Board of Trustees of Fidelity Series Emerging Markets Fund approved the creation of an additional class of shares. The Fund will commence sale of shares of Class F on or about June 26, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 74,444,905
Unrealized depreciation	(2,701,305)
Net unrealized appreciation (depreciation)	$ 71,743,600
Cost for federal income tax purposes	$ 373,089,670

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $435,900,357 and $79,328,436, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $157 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $7,076.

Semiannual Report

8. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $82,598 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $92.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Emerging Markets Fund

On September 17, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles.

Investment Performance. Fidelity Series Emerging Markets Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and projected total operating expenses in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that the fund's management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets managed by FMR increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

ILF-SANN-0609
1.873104.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009